   As filed with the Securities and Exchange Commission on December 14, 2017

                                                            File Nos. 333-209053
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 7                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 658                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801


                                   COPIES TO:

                                W. Thomas Conner
                                  Vedder Price
                          1401 I Street NW Suite 1100
                             Washington, D.C. 20005


                 Approximate Date of Proposed Public Offering:



         On February 12, 2018 or as soon as thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]    on (date) pursuant to paragraph (b) of Rule 485.

[X]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY



                                             BRIGHTHOUSE LIFE INSURANCE COMPANY




                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                       SERIES VA

                                              (OFFERED ON AND AFTER MAY 2, 2016)






                                                               FEBRUARY 12, 2018



This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 60 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 59 Investment Portfolios listed below. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE
GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO
                                                               OPTIONAL RIDERS.




THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST)


     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)


     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)


     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)


     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)


     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)


     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)


     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Markets Portfolio (Class B)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)


     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)


     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Portfolio)




BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)

     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)


     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)


     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio (Class B)



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated February 12, 2018. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



February 12, 2018

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS...................................  5
HIGHLIGHTS...............................................  5
FEE TABLES AND EXAMPLES..................................  7
1. THE ANNUITY CONTRACT.................................. 14
2. PURCHASE.............................................. 14
     Purchase Payments................................... 15
     Termination for Low Account Value................... 15
     Allocation of Purchase Payments..................... 16
     Investment Allocation Restrictions for Certain
       Riders............................................ 17
     Free Look........................................... 22
     Accumulation Units.................................. 22
     Account Value....................................... 23
     Replacement of Contracts............................ 23
     Owning Multiple Contracts........................... 24
3. INVESTMENT OPTIONS.................................... 24
     Investment Portfolios That Are Funds-of-Funds....... 27
     Transfers........................................... 27
     Dollar Cost Averaging Programs...................... 31
     Three Month Market Entry Program.................... 32
     Automatic Rebalancing Program....................... 32
     Voting Rights....................................... 33
     Substitution of Investment Options.................. 33
4. EXPENSES.............................................. 33
     Product Charges..................................... 33
     Account Fee......................................... 34
     Guaranteed Withdrawal Benefit -- Rider Charge....... 34
     Guaranteed Lifetime Withdrawal Benefit -- Rider
       Charge............................................ 35
     Withdrawal Charge................................... 35
     Reduction or Elimination of the Withdrawal
       Charge............................................ 36
     Premium and Other Taxes............................. 37
     Transfer Fee........................................ 37
     Income Taxes........................................ 37
     Investment Portfolio Expenses....................... 37
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE).................................. 37
     Annuity Date........................................ 37
     Annuity Payments.................................... 38
     Annuity Options..................................... 38
     Variable Annuity Payments........................... 40
     Fixed Annuity Payments.............................. 40
6. ACCESS TO YOUR MONEY.................................. 41
     Systematic Withdrawal Program....................... 42
     Suspension of Payments or Transfers................. 42
7. LIVING BENEFITS....................................... 42
     Overview of Living Benefit Riders................... 42
     Guaranteed Withdrawal Benefit....................... 43
     GWB Rate Table...................................... 50
     Guaranteed Lifetime Withdrawal Benefit.............. 53
     GLWB Death Benefit.................................. 60
     GLWB Rate Table..................................... 62
8. PERFORMANCE........................................... 66
9. DEATH BENEFIT......................................... 66
     Upon Your Death..................................... 66
     Standard Death Benefit -- Principal Protection...... 67
     Optional Death Benefit -- Annual Step-Up............ 67
     GLWB Death Benefit.................................. 68
     Additional Death Benefit -- Earnings Preservation
       Benefit........................................... 68
     General Death Benefit Provisions.................... 69
     Spousal Continuation................................ 70
     Death of the Annuitant.............................. 70
     Controlled Payout................................... 70
10. FEDERAL INCOME TAX STATUS............................ 70
     Non-Qualified Contracts............................. 71
     Qualified Contracts................................. 74
11. OTHER INFORMATION.................................... 80
     Brighthouse Life Insurance Company.................. 80
     The Separate Account................................ 81
     Distributor......................................... 81
     Selling Firms....................................... 82
     Requests and Elections.............................. 83
     Ownership........................................... 84
     Legal Proceedings................................... 85
     Financial Statements................................ 85

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  85
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     EDCA Examples with Multiple Purchase Payments....... C-1
APPENDIX D............................................... D-1
     Guaranteed Withdrawal Benefit Examples.............. D-1
APPENDIX E............................................... E-1
     Guaranteed Lifetime Withdrawal Benefit Examples..... E-1
APPENDIX F............................................... F-1
     GLWB Death Benefit Examples......................... F-1
APPENDIX G............................................... G-1
     Death Benefit Examples.............................. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value............................................................ 23
Accumulation Phase....................................................... 14
Accumulation Unit........................................................ 22
Annual Benefit Payment..................................... 44 and 54
Annuitant................................................................ 85
Annuity Date............................................................. 37
Annuity Options.......................................................... 38
Annuity Payments......................................................... 37
Annuity Service Center..................................................... 6
Annuity Units............................................................ 38
Beneficiary.............................................................. 84
Benefit Base............................................................. 54
Business Day............................................................. 16
Contract Year............................................................ 16
Fixed Account............................................................ 14
Free Look................................................................ 22
GLWB Death Benefit Base.................................................. 61
GLWB Withdrawal Rate..................................................... 54
Good Order............................................................... 83
Guaranteed Principal Adjustment............................ 47 and 57
GWB Withdrawal Rate...................................................... 44
Income Phase............................................................. 14
Investment Portfolios.................................................... 24
Joint Owners............................................................. 84
Owner.................................................................... 84
Purchase Payment......................................................... 15
Remaining Guaranteed Withdrawal Amount................................... 44
Separate Account......................................................... 81
Total Guaranteed Withdrawal Amount....................................... 44

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB) or a guaranteed lifetime withdrawal benefit (GLWB). (The version of the GLWB that is currently available is referred to as FlexChoice Access, and the version of the GWB that is currently available is referred to as the GWB v1.) We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB or a GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other
Information -- The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract (unless the contract is owned by a corporation or other legal entity not holding the contract as agent for a natural person). If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., is a corporation, partnership, or a trust other than a trust that holds the contract as agent for a natural person), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person or, subject to our administrative procedures, a corporation or other legal entity we approve. The Owner of this contract, if held by or for the benefit of a natural person, can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other legal entities to fund a qualified or non-qualified retirement plan except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:



                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366

                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.


--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------





















 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



       Number of Complete Years from     Withdrawal Charge
       Receipt of Purchase Payment       (% of Purchase Payment)
       -------------------------------   ------------------------
                     0                              7
                     1                              6
                     2                              6
                     3                              5
                     4                              4
                     5                              3
                     6                              2
              7 and thereafter                      0


 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                                     1.05%
Administration Charge                                            0.25%
                                                                 ----

Total Separate Account Annual Expenses                           1.30%
Death Benefit Rider Charges (Optional) (Note 3)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                         0.20%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits (Note 4)   1.75%

--------------------------------------------------------------------------------

















 Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. See below for an additional optional death benefit (the GLWB Death Benefit), for which the charge is assessed on the GLWB Death Benefit Base and deducted annually from the Account Value.



 Note 4. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Annual Step-Up
 Charge, and the Additional Death Benefit -- Earnings Preservation Benefit
 Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER CHARGES (Note 2)
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

  GWB v1 -- maximum charge                                            1.80%

  GWB v1 -- current charge                                            0.90%






GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER CHARGES
(as a percentage of the Benefit Base (Note 4))

  GLWB -- maximum charge for all versions                 2.00%

  GLWB -- current charge for FlexChoice Access (Note 5)   1.35%

  GLWB -- current charge for FlexChoice (Note 5)          1.20%









GLWB DEATH BENEFIT RIDER CHARGES (Note 6)
(as a percentage of the GLWB Death Benefit Base (Note 7))

  GLWB Death Benefit -- maximum charge                     1.20%

  GLWB Death Benefit -- current charge                     0.65%



--------------------------------------------------------------------------------












     Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


     Note 2. The GWB v1 rider is currently available for purchase in all states except California, Oregon, and Vermont.



 Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")



 Note 4. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living
 Benefits -- Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")




 Note 5. The version of the GLWB elected with contracts issued on and after __________, 2018, is referred to as FlexChoice Access. Contracts issued with the GLWB prior to __________, 2018 were issued with the FlexChoice version of GLWB. FlexChoice Access is currently available for purchase in all states. FlexChoice is no longer available for purchase. Please speak with your registered representative if you have questions about the version of GLWB you elected. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" for more information about FlexChoice Access and FlexChoice.



 Note 6. The GLWB Death Benefit may only be elected if the GLWB rider is elected. The GLWB Death Benefit currently is available for purchase in all states.



 Note 7. On the issue date, the GLWB Death Benefit Base is set at an amount equal to your initial Purchase Payment. The GLWB Death Benefit Base is adjusted for subsequent Purchase Payments and all withdrawals. See "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit" for a definition of the term GLWB Death Benefit Base. The GLWB Death Benefit rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.52%     1.34%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.27%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio            --           0.55%        0.02%

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.07%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.49%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.04%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.01%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation             0.64%         0.25%        0.03%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 Allianz Global Investors Dynamic Multi-     0.03%       1.23%           --          1.23%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation       0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio          0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.03%         0.98%
  Portfolio

 BlackRock High Yield Portfolio              0.08%       1.00%           --          1.00%

 Brighthouse Asset Allocation 100            0.68%       1.01%           --          1.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.42%       0.92%         0.01%         0.91%

 Brighthouse Small Cap Value Portfolio       0.06%       1.10%         0.01%         1.09%

 Brighthouse/Aberdeen Emerging Markets         --        1.25%         0.06%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.92%           --          0.92%
  Portfolio

 Brighthouse/Franklin Low Duration Total       --        0.79%         0.02%         0.77%
  Return Portfolio

 Clarion Global Real Estate Portfolio          --        0.90%           --          0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.02%         0.80%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation            0.03%       0.95%         0.03%         0.92%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Comstock Portfolio                     0.57%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio                0.65%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio         0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.04%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.40%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.28%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.05%

 Pyramis(R) Government Income Portfolio         0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%        0.03%

 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.07%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Wells Capital Management Mid Cap               0.72%         0.25%        0.04%
  Value Portfolio (Class B)

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.80%         0.25%        0.05%
  Portfolio

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.03%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.72%         0.25%        0.03%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.70%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Mid Cap Value Portfolio               0.05%       0.98%         0.02%         0.96%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                    --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation               --        1.02%         0.04%         0.98%
  Portfolio

 Loomis Sayles Global Markets Portfolio          --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        0.99%         0.06%         0.93%

 PanAgora Global Diversified Risk              0.04%       1.34%           --          1.34%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.00%         0.01%         0.99%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.78%         0.03%         0.75%

 Pyramis(R) Government Income Portfolio          --        0.70%           --          0.70%

 Pyramis(R) Managed Risk Portfolio             0.47%       1.20%         0.10%         1.10%

 Schroders Global Multi-Asset Portfolio        0.01%       0.97%           --          0.97%

 SSGA Growth and Income ETF Portfolio          0.22%       0.79%           --          0.79%

 SSGA Growth ETF Portfolio                     0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Wells Capital Management Mid Cap                --        1.01%         0.06%         0.95%
  Value Portfolio (Class B)

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Ultra-Short Term Bond                 --        0.63%         0.02%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.53%       0.90%         0.02%         0.88%

 Brighthouse Asset Allocation 40 Portfolio     0.57%       0.88%           --          0.88%

 Brighthouse Asset Allocation 60 Portfolio     0.60%       0.90%           --          0.90%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%           --          1.10%
  Portfolio

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.61%           --          0.61%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.97%         0.14%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.02%         0.85%
  Portfolio


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 Western Asset Management Strategic      0.57%         0.25%        0.03%      0.01%       0.86%         0.05%         0.81%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.03%        --        0.75%         0.01%         0.74%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider (assuming the maximum 2.00% charge applies in all Contract Years) with the GLWB Death Benefit (assuming the maximum 1.20% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,314     $2,314      $3,284      $5,756
    minimum       $1,232     $2,075      $2,897      $5,043


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $614      $1,774      $2,924      $5,756
    minimum        $532      $1,535      $2,537      $5,043


CHART 2. Chart 2 assumes you do not select optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $994      $1,379      $1,771      $2,961
    minimum        $912      $1,133      $1,358      $2,128


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $294        $839      $1,411      $2,961
    minimum        $212        $593      $  998      $2,128

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your registered representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods.

There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.

o The GWB v1 rider has current restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider."

o The GLWB rider has potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Withdrawal Benefit rider, a Guaranteed Lifetime Withdrawal Benefit rider, or any guaranteed death benefit if at the time the termination would otherwise occur the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider, any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GWB v1 rider, we will require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider" until the rider terminates.


If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an Enhanced Dollar Cost Averaging
(EDCA) or standard Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options -- Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18

Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GWB V1
RIDER


If you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:



o  AB Global Dynamic Allocation Portfolio


o  Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


o  AQR Global Risk Balanced Portfolio


o  BlackRock Global Tactical Strategies Portfolio


o  Brighthouse Balanced Plus Portfolio


o  Invesco Balanced-Risk Allocation Portfolio


o  JPMorgan Global Active Allocation Portfolio


o  MetLife Aggregate Bond Index Portfolio


o  MetLife Multi-Index Targeted Risk Portfolio


o  PanAgora Global Diversified Risk Portfolio


o  Pyramis(R) Government Income Portfolio


o  Pyramis(R) Managed Risk Portfolio


o  Schroders Global Multi-Asset Portfolio


No other Investment Portfolios are available with the GWB v1 rider.



The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB v1 rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GWB v1 rider is not selected may offer the potential for higher returns. Before you select the GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GWB v1 rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.



You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GWB v1 rider, you may not participate in the DCA program.



Restrictions on Investment Allocations After Rider Terminates. If you elected the GWB v1 rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. (For information on the termination of the GWB v1 rider, see the description of the rider in the "Living Benefits" section.)


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits -- GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits -- Operation of the Guaranteed Withdrawal Benefit -- Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect the GWB v1 rider and you are a California purchaser aged 60 or older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. (See the "Free Look" section below.) After the Free Look period expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract.


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB



If you elect the GLWB rider, you must comply with certain investment allocation restrictions. The investment allocation restrictions are different for the two versions of the GLWB, FlexChoice Access and FlexChoice. Please speak with your registered representative or call our Annuity Service Center if you have any questions about the investment allocation restrictions applicable to your contract.


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE ACCESS


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE ACCESS, YOU MUST ALLOCATE

ACCORDING TO EITHER (A) OR (B) BELOW:
             ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, Loomis Sayles Global Markets Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, or SSGA Growth and Income ETF Portfolio. (See the "Optional Enhanced Dollar Cost Averaging Program" section below for information on allocating Purchase Payments to the EDCA account. You may not allocate Purchase Payments to the DCA program.)


OR


(B) You must allocate:


o  up to70% of Purchase Payments or Account Value to Platform 1 portfolios; and


o  at least 30% of Purchase Payments or Account Value to Platform 2 portfolios.


(See the "Optional Enhanced Dollar Cost Averaging Program" section below for information on allocating Purchase Payments to the EDCA account. You may not allocate Purchase Payments to the DCA program.)


The investment options in each Platform are:


Platform 1
----------


   AB Global Dynamic Allocation Portfolio

   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds(R) Balanced Allocation Portfolio
   American Funds(R) Growth Allocation Portfolio
   American Funds(R) Growth Portfolio
   American Funds(R) Moderate Allocation Portfolio
   AQR Global Risk Balanced Portfolio
   Baillie Gifford International Stock Portfolio
   BlackRock Global Tactical Strategies Portfolio
   Brighthouse Asset Allocation 20 Portfolio
   Brighthouse Asset Allocation 40 Portfolio
   Brighthouse Asset Allocation 60 Portfolio
   Brighthouse Asset Allocation 80 Portfolio
   Brighthouse Asset Allocation 100 Portfolio
   Brighthouse Balanced Plus Portfolio
   Brighthouse Small Cap Value Portfolio
   Brighthouse/Aberdeen Emerging Markets Equity Portfolio
   Brighthouse/Artisan Mid Cap Value Portfolio
   Brighthouse/Dimensional International Small Company Portfolio
   Brighthouse/Wellington Core Equity Opportunities Portfolio
   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Frontier Mid Cap Growth Portfolio

   Harris Oakmark International Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   Invesco Mid Cap Value Portfolio
   Invesco Small Cap Growth Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation
   Loomis Sayles Global Markets Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife MSCI EAFE(R) Index Portfolio
   MetLife Multi-Index Targeted Risk
   MetLife Russell 2000(R) Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Value Portfolio
   Neuberger Berman Genesis Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   SSGA Growth and Income ETF Portfolio
   SSGA Growth ETF Portfolio
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Large Cap Value Portfolio
   T. Rowe Price Mid Cap Growth Portfolio
     Wells Capital Management Mid Cap Value Portfolio

Platform 2
----------


   BlackRock High Yield Portfolio

   BlackRock Ultra-Short Term Bond Portfolio
   Brighthouse/Eaton Vance Floating Rate Portfolio
   Brighthouse/Franklin Low Duration Total Return Portfolio
   JPMorgan Core Bond Portfolio
   MetLife Aggregate Bond Index Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio
   Western Asset Management Strategic Bond Opportunities Portfolio
     Western Asset Management U.S. Government Portfolio

Certain investment choices listed in Option A and Platform 1 of Option B above have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations.


Optional Enhanced Dollar Cost Averaging Program. You may allocate Purchase Payments to the EDCA program. If you choose to allocate a Purchase Payment to the EDCA program, you must allocate the entire Purchase Payment to that program. Any transfer from an EDCA program balance must be allocated in accordance with the investment allocation restrictions described above. In addition, unless you provide us with different instructions, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA program, all transfers from the EDCA program must be allocated to the same Investment Portfolios as your most recent allocations for Purchase Payments.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to Option A. If you choose to allocate according to Option A, rebalancing is optional and you may choose any available frequency.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. Future Purchase Payment allocations, EDCA Account transfer allocations, and rebalancing will be made in accordance with your revised allocation instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


GLWB Additional Information. We determine whether an investment option is available in Option A or Option B and is classified as Platform 1 or Platform
2. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and EDCA programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy..


INVESTMENT ALLOCATION RESTRICTIONS FOR FLEXCHOICE


Allocation. FOR CONTRACTS ISSUED WITH FLEXCHOICE, YOU MUST ALLOCATE ACCORDING TO PLATFORM 1 AND PLATFORM 2 BELOW. See the "Optional Enhanced Dollar Cost Averaging Program" section below for information on allocating Purchase Payments to the EDCA account. You may not allocate Purchase Payments to the DCA program. If you elect the GLWB, you may not participate in the DCA program.



Platform 1
----------


You must allocate:


o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Government Income Portfolio, Pyramis(R) Managed Risk Portfolio, and Schroders Global Multi-Asset Portfolio.


AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Pyramis(R) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance. See "Investment Options" below for information about Investment Portfolios that employ a managed volatility strategy.


Restrictions on Investment Allocations After the GLWB Rider Terminates. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios, but not to the Fixed Account. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit" section.


Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.



Optional Enhanced Dollar Cost Averaging Program. You may allocate Purchase Payments to the EDCA program. If you choose to allocate a Purchase Payment to the EDCA program, you must allocate the entire Purchase Payment to that program. Any transfer from an EDCA program balance must be allocated in accordance with the investment allocation restrictions described above. In addition, unless you provide us with different instructions, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA program, all transfers from the EDCA program must be allocated to the same Investment Portfolios as your most recent allocations for Purchase Payments.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


Rebalancing. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


Changing Allocation Instructions. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA program balance transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


Transfers. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB Additional Information. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.



OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB (FLEXCHOICE AND FLEXCHOICE ACCESS)



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. (The following does not apply to contracts issued in Oregon. For information on Oregon, see the "Potential Restrictions on Subsequent Purchase

Payments -- Oregon Only" subsection below.) In the future, we may choose to not permit owners of existing contracts of any version of the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.



POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- OREGON ONLY. In Oregon, we may choose not to permit Owners of existing contracts with a GLWB rider to make subsequent Purchase Payments. We will not impose restrictions on subsequent Purchase Payments until at least 90 days after the contract has been issued. We will notify Owners of contracts with the affected GLWB riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


For contracts issued in all states, if we have imposed restrictions on
----------------------------------
subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase -- Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.


INVESTMENT ALLOCATION RESTRICTIONS -- CALIFORNIA FREE LOOK REQUIREMENTS FOR PURCHASERS AGE 60 AND OVER. If you elect a GLWB rider and you are a California purchaser aged 60 and older, you may allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio during the Free Look period. After the Free Look expires, your Account Value will automatically be transferred to one or more of the Investment Portfolios listed above, according to the allocation instructions you have given us. If you allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look period, we will give you back your Purchase Payments. If you do not allocate your Purchase Payments to the BlackRock Ultra-Short Term Bond Portfolio and the contract is cancelled during the Free Look, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payments made to the contract. (See "Free Look" for more information.)


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period. (For additional information applicable to California purchasers aged 60 and older who elect the GWB v1 rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GWB v1
Rider -- California Free Look Requirements for Purchasers Age 60 and Over." For additional information applicable to California purchasers aged 60 and older who elect a GLWB rider, see "Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Investment Allocation Restrictions -- California Free Look Requirements for Purchasers Age 60 and Over.")


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of

Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS



EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the EDCA program or the Three Month Market Entry Program (see "Investment
Options -- Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.



OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange



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



under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 59 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY , ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

   (c)        AQR Global Risk Balanced Portfolio

   (d)        BlackRock Global Tactical Strategies Portfolio

   (e)        Brighthouse Balanced Plus Portfolio

   (f)        Invesco Balanced-Risk Allocation Portfolio

   (g)        JPMorgan Global Active Allocation Portfolio

   (h)        MetLife Multi-Index Targeted Risk Portfolio

   (i)        PanAgora Global Diversified Risk Portfolio

   (j)        Pyramis(R) Managed Risk Portfolio

   (k)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS.




BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     AB Global Dynamic Allocation Portfolio (Class B)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)


     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)


     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)


     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B) (formerly MetLife
         Asset Allocation 100 Portfolio)


     Brighthouse Balanced Plus Portfolio (Class B) (formerly MetLife Balanced
         Plus Portfolio)


     Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small
         Cap Value Portfolio)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly
         Met/Aberdeen Emerging Markets Equity Portfolio)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B) (formerly
         Met/Eaton Vance Floating Rate Portfolio)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
         (formerly Met/Franklin Low Duration Total Return Portfolio)

     Clarion Global Real Estate Portfolio (Class B)


     ClearBridge Aggressive Growth Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)


     Invesco Balanced-Risk Allocation Portfolio (Class B)


     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)


     JPMorgan Global Active Allocation Portfolio (Class B)


     Loomis Sayles Global Markets Portfolio (Class B)


     MetLife Multi-Index Targeted Risk Portfolio (Class B)


     MFS(R) Research International Portfolio (Class B)


     PanAgora Global Diversified Risk Portfolio (Class B)


     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)


     Pyramis(R) Government Income Portfolio (Class B)

     Pyramis(R) Managed Risk Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)



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



     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)


     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly
         Goldman Sachs Mid Cap Portfolio)




BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)


     Brighthouse Asset Allocation 20 Portfolio (Class B) (formerly MetLife
         Asset Allocation 20 Portfolio)

     Brighthouse Asset Allocation 40 Portfolio (Class B) (formerly MetLife
         Asset Allocation 40 Portfolio)

     Brighthouse Asset Allocation 60 Portfolio (Class B) (formerly MetLife
         Asset Allocation 60 Portfolio)


     Brighthouse Asset Allocation 80 Portfolio (Class B) (formerly MetLife
         Asset Allocation 80 Portfolio)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B) (formerly
         Met/Artisan Mid Cap Value Portfolio)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)
         (formerly Met/Dimensional International Small Company Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
         (formerly Met/Wellington Core Equity Opportunities Portfolio)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)


     MetLife Aggregate Bond Index Portfolio (Class G) (formerly Barclays
         Aggregate Bond Index Portfolio)


     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G) (formerly MSCI EAFE(R)
         Index Portfolio)

     MetLife Russell 2000(R) Index Portfolio (Class G) (formerly Russell
         2000(R) Index Portfolio)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)


     Western Asset Management U.S. Government Portfolio (Class B)



INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS


The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are "funds of funds":


     American Funds(R) Balanced Allocation Portfolio

     American Funds(R) Growth Allocation Portfolio

     American Funds(R) Moderate Allocation Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Brighthouse Asset Allocation 20 Portfolio

     Brighthouse Asset Allocation 40 Portfolio

     Brighthouse Asset Allocation 60 Portfolio

     Brighthouse Asset Allocation 80 Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     Pyramis(R) Managed Risk Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio


"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GWB rider or the GLWB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase -- Investment Allocation Restrictions for Certain Riders" section.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.



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



TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs , Three Month Market Entry and Automatic Rebalancing Programs.



RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      Baillie Gifford International Stock Portfolio

      BlackRock High Yield Portfolio

      Brighthouse Small Cap Value Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Brighthouse/Dimensional International Small Company Portfolio

      Brighthouse/Eaton Vance Floating Rate Portfolio

      Clarion Global Real Estate Portfolio

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Loomis Sayles Global Markets Portfolio

      MetLife MSCI EAFE(R) Index Portfolio

      MetLife Russell 2000(R) Index Portfolio

      MFS(R) Research International Portfolio

      Neuberger Berman Genesis Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the



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



imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1.   STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider or the GLWB rider.


2.   ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


The EDCA program is not available in Oregon.


THREE MONTH MARKET ENTRY PROGRAM



Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three
(3) months duration.



AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. If you have selected the GWB v1 rider or GLWB rider, the Fixed Account is not available for automatic rebalancing.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly.

   At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit            0.20%
       Additional Death Benefit -- Earnings
          Preservation Benefit                 0.25%

Please check with your registered representative regarding which death benefits are available in your state.


See "GLWB Death Benefit -- Rider Charge" below for information on the GLWB Death Benefit charge.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); the contract terminates (except for a termination due to death); or you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT -- RIDER CHARGE



The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.35% of the Benefit Base (see "Living
Benefits -- Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB") for FlexChoice Access, deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account. For FlexChoice, the rider charge is 1.20%.


We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.



Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/

Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


GLWB DEATH BENEFIT -- RIDER CHARGE

The GLWB Death Benefit may only be elected if you have also elected the GLWB rider.


The GLWB Death Benefit is available for an additional charge of 0.65% of the GLWB Death Benefit Base (see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your EDCA Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or (b) the current rate that we would charge for the same optional death benefit with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.

If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB Death Benefit charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.

If the GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the GLWB rider, no GLWB Death Benefit charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then

2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from         Withdrawal Charge
Receipt of Purchase Payment        (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          7
  1                                          6
  2                                          6
  3                                          5
  4                                          4
  5                                          3
  6                                          2
  7 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. This rider is not available in Massachusetts and South Dakota.



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. You may make additional Purchase Payments after the waiver is used. There is no charge for this rider. This rider is not available in Massachusetts.



The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for Owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.




5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS THE GUARANTEED WITHDRAWAL BENEFIT OR THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT

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TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT OR GUARANTEED PRINCIPAL
ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that



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



guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



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



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB or GLWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See
"Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.



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There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" and "Death Benefit" sections. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer two types of living benefit riders -- a guaranteed withdrawal benefit and a guaranteed lifetime withdrawal benefit:


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire



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amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.


Guaranteed Lifetime Withdrawal Benefit
--------------------------------------



o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - FlexChoice Access


o  Guaranteed Lifetime Withdrawal Benefit (GLWB) - FlexChoice


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit -- Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee. You may also elect the GLWB Death Benefit for an additional charge if you elect the GLWB rider.



GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.


In states where approved, you may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. (Please refer to the GWB Rate Table at the end of this section for the states in which the GWB is currently available for purchase.) You may not have this benefit and another living benefit rider (the Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.


SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


The following section provides a summary of how the Guaranteed Withdrawal Benefit (GWB) rider works. A more detailed explanation of the operation of the GWB is provided in the section below called "Operation of the Guaranteed Withdrawal Benefit."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit -- Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the



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following descriptions of the operation of the GWB (for example, the "Total
Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix D for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal

Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.


IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix D, "GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals."


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses -- Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB

Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1) you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are permitted
                                        ------------------
       to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6) the GWB rider has not been terminated.


In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b) your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual

Benefit Payment for a Contract Year without taking an Excess Withdrawal (see

"Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date. The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota. As of the date of this prospectus, the Payment Enhancement Feature is available in all other states in which the GWB rider is available for purchase.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GWB v1 Rider."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);

(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider;


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or

(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).

Under our current administrative procedures, we will waive the termination of the GWB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.

If you annuitize at the latest date permitted, you must elect one of the following options:


1) Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB -- see "Operation of the Guaranteed Withdrawal Benefit -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal
     Benefit -- Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit -- Restrictions on Subsequent Purchase Payments"); and

o the Payment Enhancement Rate, which is the percentage by which the GWB
      ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit -- Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                  GWB
                DATE        DATE               GWB              PURCHASE    PAYMENT
    GWB        FIRST        LAST            WITHDRAWAL          PAYMENT   ENHANCEMENT
   RIDER     AVAILABLE   AVAILABLE             RATE              PERIOD      RATE2
                                          if first
                                         withdrawal
                                      taken before 5th  5.0%
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                                               120 days
                                     taken on or after
                                                                 from
                                        5th contract
   GWB v11   05/02/16       --                          6.0%   contract      150%
                                      anniversary but
                                                                 issue
                                        before 10th
                                                                 date
                                          contract
                                        anniversary
                                          if first
                                         withdrawal
                                     taken on or after  7.0%
                                       10th contract
                                        anniversary

     --------

     (1) The GWB v1 rider is currently available for purchase in all states except California, Oregon, and Vermont.



     (2) The Payment Enhancement Feature is not available in Connecticut, Illinois, or South Dakota.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT



If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
Level and Expedite (see "GLWB Variations" below.) For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite."



The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).



You may purchase the GLWB rider if you are at least age [50] and not older than age [85] on the effective date of your contract. The current version of the GLWB is referred to as FlexChoice Access. For contracts issued prior to _________, 2018, the version of GLWB is referred to as FlexChoice. FlexChoice Access is available for purchase in all states. FlexChoice is no longer available for purchase. You may not select this rider together with the GWB v1 rider, the optional Annual Step-Up Death Benefit, or the Earnings Preservation Benefit. Once selected, the GLWB rider may not be terminated except as stated below.



SUMMARY OF THE GLWB


The following section provides a summary of how the GLWB rider works. A more detailed explanation of the operation of the GLWB rider is provided in the section below called "Operation of the GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB -- Potential

Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix E for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial Benefit Base is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the Annual Benefit Payment is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB Withdrawal Rate. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.

As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.


If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money -- Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.



o  Joint Lifetime Guarantee Rate option: If your contract has not been
   ------------------------------------                       ---
     continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").



o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.


o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.



o  FOR FLEXCHOICE ONLY:You may elect to receive a lump sum in lieu of lifetime
   -------------------
     payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to you, not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 30 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are Level and Expedite. For FlexChoice Access, these variations are referred to as "FlexChoice Access Level" and "FlexChoice Access Expedite," For FlexChoice, the variations are referred to as "FlexChoice Level" and "FlexChoice Expedite." The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:

o Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or

o Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.

For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix E, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See
"Expenses -- Withdrawal Charges.")

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2) you do not take additional withdrawals outside of these two programs; and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. If your contract has both the GLWB rider and the GLWB Death Benefit (see "GLWB Death Benefit" below), and you choose to decline the Automatic Step-Up, the Automatic Step-Up for both the Benefit Base and the GLWB Death Benefit Base will no longer be eligible for future Automatic Step-Ups until you elect to reinstate the Automatic Step-Ups. You may not elect to decline the Automatic Step-Up for only one of the two riders.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account

Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase -- Investment Allocation Restrictions for Certain
Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses -- Withdrawal Charge" (also see "Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GLWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE UNDER THE GLWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5) the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7) the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or



(9) for contracts issued in all states other than California, the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money -- Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.



GLWB DEATH BENEFIT


If you select any GLWB rider, you will receive the Principal Protection death benefit, as described under "Death Benefit -- Standard Death
Benefit -- Principal Protection." However, in states where approved, you may also select the GLWB Death Benefit for an additional charge when you select the GLWB rider if you are at least age [50] and not older than age [65] at the effective date of your contract.


The GLWB Death Benefit is currently available for purchase in all states.

You should understand that by electing both the GLWB rider and the GLWB Death Benefit, you will be paying for and receiving both a living benefit and a death benefit and the cost of the combined riders will be higher than the cost of either a GLWB rider or other available death benefits individually. Please note that other standard or optional death benefits are available under the contract. You should also understand that once GLWB rider lifetime payments begin or the GLWB rider terminates, the GLWB Death Benefit will be terminated.


SUMMARY OF THE GLWB DEATH BENEFIT


Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit (see "Death
Benefit -- Standard Death Benefit -- Principal Protection") will be paid instead of the Principal Protection death benefit. All other provisions of your contract's death benefit will apply.


OPERATION OF THE GLWB DEATH BENEFIT


The following section describes how the GLWB Death Benefit operates. When reading the following descriptions of the operation of the GLWB Death Benefit (for example, "Excess Withdrawals," "Non-Excess Withdrawals," "Rollup Rate," "Rollup Rate Period End Date," "Automatic Step-Up" and "Benefit Base"), refer to the "Guaranteed Lifetime Withdrawal Benefit" section above.


If you select the GLWB Death Benefit, the amount of the death benefit will be the greater of:


(1) the GLWB Death Benefit Base; and


(2) the Principal Protection death benefit.


(See Appendix F for examples illustrating the operation of the GLWB Death Benefit.)


GLWB DEATH BENEFIT BASE. The GLWB Death Benefit Base is an amount used to determine your death benefit, and is also the amount the GLWB Death Benefit rider charge is applied. As of the Issue Date, the initial GLWB Death Benefit Base is equal to your initial purchase payment. The GLWB Death Benefit Base will be increased by the amount of each purchase payment made, and reduced for all withdrawals as described below.


The GLWB Death Benefit Base cannot be withdrawn in a lump sum.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals to retain the full benefit of this rider. In other words, you should not take Excess Withdrawals.


IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE GLWB DEATH BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THE REDUCTION IN THE GLWB DEATH BENEFIT BASE MAY BE SIGNIFICANT. You are still eligible to receive the death benefit so long as the Account Value does not decline to zero.


ANY WITHDRAWALS TAKEN PRIOR TO THE DATE YOU REACH THE LIFETIME WITHDRAWAL AGE WILL TRIGGER A PROPORTIONAL ADJUSTMENT TO THE GLWB DEATH BENEFIT BASE.


After the Lifetime Withdrawal Age, the GLWB Death Benefit Base will be reduced for all withdrawals. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of the withdrawal. Excess Withdrawals, and any subsequent withdrawals that occur in that Contract Year, trigger a Proportional Adjustment to the GLWB Death Benefit Base.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR GLWB DEATH BENEFIT BASE BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will reduce your GLWB Death Benefit Base by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will cause a Proportional Adjustment to your GLWB Death Benefit Base. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase. The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date.


The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary. The GLWB Death Benefit Base may also increase due to an Automatic Step-Up.


AUTOMATIC STEP-UP. If an Automatic Step-Up increases the Benefit Base to the Account Value on the date of the Automatic Step-Up (see "Guaranteed Lifetime Withdrawal Benefit -- Automatic Step-Up"), the GLWB Death Benefit Base will also increase to the Account Value, after deducting any rider charge but prior to processing any transactions on such date.


The Automatic Step-Up:


o will increase the GLWB Death Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals; and


o may increase the GLWB Death Benefit rider charge to a rate that does not exceed the lower of: (a) the GLWB Death Benefit maximum charge (1.20%) or
     (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


If however, the GLWB Death Benefit rider charge currently applicable to such Automatic Step-Up is less than or equal to your GLWB Death Benefit rider charge your rate will not change.


You may choose to decline the Automatic Step-Up and related increased GLWB Death Benefit rider charge. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at our Annuity Service Center that you wish to reinstate the Automatic Step-Ups (see "Guaranteed Lifetime Withdrawal
Benefit -- Automatic Step-Up" above.)


TERMINATION OF THE GLWB DEATH BENEFIT. If the GLWB rider is cancelled or terminated as described above under "Guaranteed Lifetime Withdrawal Benefit -- Termination of the GLWB Rider", the GLWB Death Benefit will terminate and the GLWB Death Benefit charge will no longer be deducted.


SPOUSAL CONTINUATION. For information on Spousal Continuation, see the "Operation of the GLWB -- Spousal Continuation" section.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base (and the GLWB Death Benefit Base, if applicable) will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base (or GLWB Death Benefit Base, if applicable).


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB -- see "Operation of the GLWB -- Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB -- Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.

      o Joint Lifetime Guarantee Rate option: At the time your Account Value is
        ------------------------------------
               reduced to zero, we will first pay you any Remaining Annual

               Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above); we will then begin making monthly payments we will first pay you any

               Remaining Annual Benefit Payment in effect at the time the

               Account Value is reduced to zero (see "Annual Benefit Payment"

               above) using the applicable Single Lifetime Guarantee Rate unless you elect to have your Annual Benefit Payments paid for the life of you and your spouse using the applicable Joint

               Lifetime Guarantee Rate. You may elect a Joint Lifetime

               Guarantee rate only if 1) your spouse is no younger than the
                              -------
               Minimum Spousal Age and 2) your contract has not been continued
                                   ---                      ---
               under the Spousal Continuation provision described above.



DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE



FLEXCHOICE ACCESS LEVEL



Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.




                                                                                                             GLWB LIFETIME
    DATE         DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
    FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
  AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                                              Age at 1st                 Single      Joint
                                                                              Withdrawal    Withdrawal   Lifetime    Lifetime
                                                                               After Age       Rate      Guarantee   Guarantee
                                                                                59 1/2                      Rate        Rate
                                                             Your Spouse's
                                                             Date of Birth  59 1/2 to less
                                                                                               4.00%       4.00%       3.00%
                                       10th                    may not be       than 65
 __/__/181       --       5.00%      Contract     59 1/2      more than 10
                                   Anniversary                years after     65 to less
                                                                                               5.00%       5.00%       4.00%
                                                              your Date of      than 75
                                                                 Birth.
                                                                              75 to less
                                                                                               5.25%       5.25%       4.25%
                                                                                than 80
                                                                                  80+          5.75%       5.75%       4.75%




FLEXCHOICE ACCESS EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.





                                    ROLLUP
    DATE        DATE                 RATE       LIFETIME
   FIRST        LAST     ROLLUP   PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE       DATE          AGE
                                     10th
__/__/181       --       5.00%     Contract     59 1/2
                                  Anniversary



    DATE                         GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST         MINIMUM         (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE     SPOUSAL AGE       IS GREATER THAN $0)2            IS REDUCED TO $0)
                                                         Age When
                               Age at 1st                            Single      Joint
                                                          Account
                               Withdrawal   Withdrawal               Lifetime    Lifetime
                                                         Value is
                                After Age      Rate                  Guarantee   Guarantee
                                                         Reduced to
                                 59 1/2                                 Rate        Rate
                                                            Zero
                                                            79 or
                                                                       3.00%       2.00%
                                59 1/2 to                  younger
                                               5.00%
                              less than 65
              Your Spouse's
                                                             80+       3.25%       2.25%
              Date of Birth
                                                            79 or
               may not be
                                                                       4.00%       3.00%
__/__/181
                               65 to less                  younger
              more than 10
                                               6.00%
                                 than 75
            years after your
                                                             80+       4.25%       3.25%
             Date of Birth.
                                                            79 or
                                                                       4.00%       3.00%
                               75 to less                  younger
                                               6.00%
                                 than 80
                                                             80+       4.25%       3.25%
                                                            79 or
                                                                        N/A         N/A
                                                           younger
                                   80+         6.75%
                                                             80+       5.00%       4.00%




FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.

                                                                                                            GLWB LIFETIME
    DATE        DATE              ROLLUP RATE    LIFETIME       MINIMUM        GLWB WITHDRAWAL RATE         GUARANTEE RATE
   FIRST        LAST     ROLLUP    PERIOD END   WITHDRAWAL      SPOUSAL        (WHEN ACCOUNT VALUE       (WHEN ACCOUNT VALUE
 AVAILABLE   AVAILABLE    RATE        DATE          AGE           AGE          IS GREATER THAN $0)2       IS REDUCED TO $0)
                                                                             Age at 1st                 Single      Joint
                                                                             Withdrawal    Withdrawal   Lifetime    Lifetime
                                                                              After Age       Rate      Guarantee   Guarantee
                                                                               59 1/2                      Rate        Rate
                                                            Your Spouse's
                                                            Date of Birth  59 1/2 to less
                                                                                              4.00%       4.00%       3.00%
                                      10th                    may not be       than 65
 05/02/16    __/__/18    5.00%      Contract     59 1/2      more than 10
                                  Anniversary                years after     65 to less
                                                                                              5.00%       5.00%       4.00%
                                                             your Date of      than 75
                                                                Birth.
                                                                             75 to less
                                                                                              5.25%       5.25%       4.25%
                                                                               than 80
                                                                                 80+          5.75%       5.75%       4.75%



FLEXCHOICE EXPEDITE


Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.




                                    ROLLUP
    DATE        DATE                 RATE       LIFETIME
   FIRST        LAST     ROLLUP   PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE    RATE       DATE          AGE
                                     10th
 05/02/16    __/__/18    5.00%     Contract     59 1/2
                                  Anniversary



    DATE                         GLWB WITHDRAWAL RATE       GLWB LIFETIME GUARANTEE RATE
   FIRST         MINIMUM         (WHEN ACCOUNT VALUE            (WHEN ACCOUNT VALUE
 AVAILABLE     SPOUSAL AGE       IS GREATER THAN $0)2            IS REDUCED TO $0)
                                                         Age When
                               Age at 1st                            Single      Joint
                                                          Account
                               Withdrawal   Withdrawal               Lifetime    Lifetime
                                                         Value is
                                After Age      Rate                  Guarantee   Guarantee
                                                         Reduced to
                                 59 1/2                                 Rate        Rate
                                                            Zero
                                                            79 or
                                                                       3.00%       2.00%
                                59 1/2 to                  younger
                                               5.00%
                              less than 65
              Your Spouse's
                                                             80+       3.25%       2.25%
              Date of Birth
                                                            79 or
               may not be
                                                                       4.00%       3.00%
 05/02/16
                               65 to less                  younger
              more than 10
                                               6.00%
                                 than 75
            years after your
                                                             80+       4.25%       3.25%
             Date of Birth.
                                                            79 or
                                                                       4.00%       3.00%
                               75 to less                  younger
                                               6.00%
                                 than 80
                                                             80+       4.25%       3.25%
                                                            79 or
                                                                        N/A         N/A
                                                           younger
                                   80+         6.75%
                                                             80+       5.00%       4.00%




     1. FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.


 2. When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to $0.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider. You can also select the Additional Death Benefit -- Earnings Preservation Benefit, either individually or with the Annual Step-Up Death Benefit rider. At the time you purchase the contract, if you have selected the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) living benefit rider (see "Living
Benefits -- Guaranteed Lifetime Withdrawal Benefit"), you can select the GLWB Death Benefit, depending on availability in your state. If you have selected the optional GLWB rider, you may only select the optional GLWB Death Benefit; you may not select the Annual Step-Up Death Benefit or the Earnings Preservation Benefit with the GLWB rider. If you are age 79 or younger at the effective date of your contract, you may select the Annual Step-Up Death Benefit rider or the Earnings Preservation Benefit.


If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix G for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal



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to the greater of the highest anniversary value before the recalculation or the
Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix G for examples of the Annual Step-Up death benefit rider.)


GLWB DEATH BENEFIT



In states where approved, you may select the GLWB Death Benefit when you select the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider if you are at least age [50] and not older than age [65] at the effective date of your contract. If you select the GLWB Death Benefit, you also receive the Standard Death Benefit -- Principal Protection. The GLWB Death Benefit is currently available for purchase in all states.



Under the GLWB Death Benefit, we calculate a "GLWB Death Benefit Base" that, if greater than the Principal Protection death benefit at the time the death benefit is calculated, determines the death benefit amount.


For a more detailed explanation of the operation of the GLWB Death Benefit see "Living Benefits -- Guaranteed Lifetime Withdrawal Benefit -- GLWB Death Benefit."


(See Appendix F for examples illustrating the operation of the GLWB Death Benefit.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract. The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a)        is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



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
                           Benefit
Issue Age                  Percentage
------------------------   -----------
    Ages 69 or younger          40%
    Ages 70-79                  25%
    Ages 80 and above            0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



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SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



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NON-QUALIFIED CONTRACTS


This discussion assumes the contract is an annuity contract for federal income tax purposes that is not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE
IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction.


The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where

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otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). Some of the ramifications of a partial exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life



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expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you expect to receive based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408,



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408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex: please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



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The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


These exceptions include withdrawals made:


(a) on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10%



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federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO); (3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


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(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date).


If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death).


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving amounts from your retirement plan by April 1 following the latter of:


(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the



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aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have



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sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the



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appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




11. OTHER INFORMATION


BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.




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BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. (Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc.) BHF, through its subsidiaries and affiliates, is a provider of insurance and financial services. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT



We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. (Prior to March 6, 2017, the Separate Account was known as MetLife Investors USA Separate Account A.) The Board of Directors of MetLife Investors USA Insurance Company (MetLife Investors) adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. On November 14, 2014, following the close of business the Separate Account became a separate account of BLIC. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.



The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR



We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional

Information -- "Distribution" for a list of selling firms that received compensation during 2016, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 547-9666 or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2016. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Charges for the optional Guaranteed Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing an optional Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit and GLWB Death Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)





                                            1.75% SEPARATE ACCOUNT PRODUCT CHARGES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NUMBER OF
                                                                            ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                                           UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                                            BEGINNING OF         END OF         OUTSTANDING AT
                                                                               PERIOD            PERIOD         END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.203248         12.178353        5,764,592.9691
-----------------------------------------------------------------------      ---------         ---------        --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                      1.012710          1.012137        1,138,770.1828
-----------------------------------------------------------------------      ---------         ---------        --------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.784143         13.187937       11,642,578.6763
-----------------------------------------------------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.772799         13.362298        9,054,112.4329
-----------------------------------------------------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     13.942781         14.998904        2,259,572.2591
-----------------------------------------------------------------------      ---------         ---------       ---------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                     12.572584         12.843658        4,788,458.0306
-----------------------------------------------------------------------      ---------         ---------       ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     10.319234         10.607334        4,500,670.2739
-----------------------------------------------------------------------      ---------         ---------       ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     11.498567         11.633112        8,512,617.3193
-----------------------------------------------------------------------      ---------         ---------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     24.454341         26.191865          651,769.4115
-----------------------------------------------------------------------      ---------         ---------       ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     18.348771         17.404553          659,523.4915
-----------------------------------------------------------------------      ---------         ---------       ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     12.971584         13.736148        2,293,067.4522
-----------------------------------------------------------------------      ---------         ---------       ---------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     21.222592         23.346014          519,154.7064
-----------------------------------------------------------------------      ---------         ---------       ---------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                     22.781071         24.471249        1,625,716.8478
-----------------------------------------------------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                                UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                                 BEGINNING OF         END OF         OUTSTANDING AT
                                                                    PERIOD            PERIOD          END OF PERIOD
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.064679          1.121928       14,226,390.9689
------------------------------------------------------------       --------          --------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          15.194527         17.330567        1,508,561.1568
------------------------------------------------------------      ---------         ---------       ---------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          32.826939         36.529158          230,168.7809
------------------------------------------------------------      ---------         ---------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          24.317458         26.861220          583,220.6116
------------------------------------------------------------      ---------         ---------       ---------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          10.938843         10.729571        1,450,260.0646
------------------------------------------------------------      ---------         ---------       ---------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.198613          1.203955       20,275,621.1757
------------------------------------------------------------      ---------         ---------       ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          16.836268         17.105049          417,506.6311
------------------------------------------------------------      ---------         ---------       ---------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.141822          9.187708        1,437,497.2226
------------------------------------------------------------      ---------         ---------       ---------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          10.936327         11.393584          580,528.7140
------------------------------------------------------------      ---------         ---------       ---------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.678595          9.764572        1,436,270.8923
------------------------------------------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          15.451543         16.344835        4,024,702.7736
------------------------------------------------------------      ---------         ---------       ---------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          12.293786         12.642725       13,075,071.6191
------------------------------------------------------------      ---------         ---------       ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.192107          1.201823        9,640,467.1588
------------------------------------------------------------      ---------         ---------       ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          22.885453         27.843274          767,078.9633
------------------------------------------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          14.408746         14.227740          951,290.4147
------------------------------------------------------------      ---------         ---------       ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.024327          1.047802        2,545,765.7390
------------------------------------------------------------      ---------         ---------       ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          13.965945         13.905304        2,252,194.0343
------------------------------------------------------------      ---------         ---------       ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          17.006051         16.869299        3,916,493.3498
------------------------------------------------------------      ---------         ---------       ---------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          10.899687         10.595690        1,238,912.6121
------------------------------------------------------------      ---------         ---------       ---------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          11.261364         11.417906        1,916,016.7790
------------------------------------------------------------      ---------         ---------       ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.220743          1.234350       20,030,101.6592
------------------------------------------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            NUMBER OF
                                                                      ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                                     UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                                      BEGINNING OF         END OF         OUTSTANDING AT
                                                                         PERIOD            PERIOD         END OF PERIOD
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               14.289171         14.593535        2,070,850.8473
-----------------------------------------------------------------      ---------         ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               14.096462         14.557192        1,426,111.1610
-----------------------------------------------------------------      ---------         ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               74.396491         81.924301          428,228.3129
-----------------------------------------------------------------      ---------         ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               17.108964         17.813988        1,749,731.6766
-----------------------------------------------------------------      ---------         ---------        --------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               12.155012         12.426654          901,842.0619
-----------------------------------------------------------------      ---------         ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                               15.945639         15.607822          780,822.8603
-----------------------------------------------------------------      ---------         ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                9.323974          9.225813        3,790,678.8024
-----------------------------------------------------------------      ---------         ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               18.739742         19.649625          302,023.5369
-----------------------------------------------------------------      ---------         ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               19.586538         20.445118        1,572,748.2896
-----------------------------------------------------------------      ---------         ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               19.999498         22.079394          612,201.6575
-----------------------------------------------------------------      ---------         ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               20.009845         20.270913          166,721.8583
-----------------------------------------------------------------      ---------         ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               21.897491         22.236591          161,372.5621
-----------------------------------------------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               13.697074         13.796365          722,498.8665
-----------------------------------------------------------------      ---------         ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               14.317805         14.653790       21,188,140.9937
-----------------------------------------------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               14.776277         15.299267       33,780,770.7279
-----------------------------------------------------------------      ---------         ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               14.715032         15.441002       40,816,532.0544
-----------------------------------------------------------------      ---------         ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                               25.751537         28.909188          273,329.2459
-----------------------------------------------------------------      ---------         ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               18.986989         20.424272        2,016,953.6186
-----------------------------------------------------------------      ---------         ---------       ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               23.332951         24.945586          487,429.6789
-----------------------------------------------------------------      ---------         ---------       ---------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                               12.777676         12.731112          526,679.1645
-----------------------------------------------------------------      ---------         ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                               19.515271         22.202417          282,352.9720
-----------------------------------------------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          1.75% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                                    23.693256       28.080742       268,298.1189
--------------------------------------------------------------------------- ---------       ---------       ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    55.659023       58.634662       211,863.4686
--------------------------------------------------------------------------- ---------       ---------       ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    27.816144       28.784562       707,485.2257
--------------------------------------------------------------------------- ---------       ---------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    16.844176       16.513066       453,737.5492

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                          1.30% SEPARATE ACCOUNT PRODUCT CHARGES
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             NUMBER OF
                                                                          ACCUMULATION    ACCUMULATION      ACCUMULATION
                                                                         UNIT VALUE AT   UNIT VALUE AT         UNITS
                                                                          BEGINNING OF       END OF        OUTSTANDING AT
                                                                             PERIOD          PERIOD        END OF PERIOD
MET INVESTORS SERIES TRUST

AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   12.481844       12.493591     158,250,043.6551
-----------------------------------------------------------------------    ---------       ---------     ----------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    1.021992        1.024465      63,784,420.7744
-----------------------------------------------------------------------    ---------       ---------     ----------------

AMERICAN FUNDS(R) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                   13.254444       13.713937      72,457,411.3281
-----------------------------------------------------------------------    ---------       ---------     ----------------

AMERICAN FUNDS(R) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                   13.242726       13.895293      26,582,964.2742
-----------------------------------------------------------------------    ---------       ---------     ----------------

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                   14.455782       15.597199      11,593,787.8128
-----------------------------------------------------------------------    ---------       ---------     ----------------

AMERICAN FUNDS(R) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)

05/02/2016 to 12/31/2016                                                   13.035066       13.355892      40,722,131.7977
-----------------------------------------------------------------------    ---------       ---------     ----------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   10.556160       10.883282     144,527,479.1088
-----------------------------------------------------------------------    ---------       ---------     ----------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   11.761102       11.934264     264,467,510.6006
-----------------------------------------------------------------------    ---------       ---------     ----------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   26.719089       28.703002       1,479,079.8749
-----------------------------------------------------------------------    ---------       ---------     ----------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   19.368148       18.426333       1,635,766.1258
-----------------------------------------------------------------------    ---------       ---------     ----------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   13.867770       14.729019       5,901,986.9214
-----------------------------------------------------------------------    ---------       ---------     ----------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   22.401625       24.716601       1,377,119.3182
-----------------------------------------------------------------------    ---------       ---------     ----------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   24.325407       26.208231       4,642,461.5392
-----------------------------------------------------------------------    ---------       ---------     ----------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    1.084138        1.145846     608,136,880.1280
-----------------------------------------------------------------------    ---------       ---------     ----------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   15.946112       18.242135       2,367,432.4620
-----------------------------------------------------------------------    ---------       ---------     ----------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   35.710587       39.856711         812,039.3104
-----------------------------------------------------------------------    ---------       ---------     ----------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   25.965849       28.767679       1,756,724.4423
-----------------------------------------------------------------------    ---------       ---------     ----------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   11.341178       11.157448       9,503,136.7618
-----------------------------------------------------------------------    ---------       ---------     ----------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    1.220518        1.229620     622,014,480.2328
-----------------------------------------------------------------------    ---------       ---------     ----------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                   17.612723       17.947357       2,126,184.6692
-----------------------------------------------------------------------    ---------       ---------     ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                 ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                                UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                                 BEGINNING OF         END OF          OUTSTANDING AT
                                                                    PERIOD            PERIOD          END OF PERIOD
MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.563691          9.640401         6,535,734.0474
------------------------------------------------------------       --------          --------         --------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          11.236446         11.741222         1,257,747.5592
------------------------------------------------------------      ---------         ---------         --------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.899697         10.017480         4,221,160.9352
------------------------------------------------------------      ---------         ---------         --------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          16.272498         17.264665         6,996,340.8164
------------------------------------------------------------      ---------         ---------         --------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          12.574454         12.969983       352,122,726.5062
------------------------------------------------------------      ---------         ---------       ----------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.211023          1.224540       445,052,801.9737
------------------------------------------------------------      ---------         ---------       ----------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          24.375235         29.744314         1,788,528.5788
------------------------------------------------------------      ---------         ---------       ----------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          15.404212         15.256154         2,246,489.4805
------------------------------------------------------------      ---------         ---------       ----------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.033718          1.060567        59,612,936.5963
------------------------------------------------------------      ---------         ---------       ----------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          14.808199         14.787955        11,104,079.2319
------------------------------------------------------------      ---------         ---------       ----------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          18.180545         18.088230        22,579,944.6156
------------------------------------------------------------      ---------         ---------       ----------------

PYRAMIS(R) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          11.148514         10.869961        40,813,377.8195
------------------------------------------------------------      ---------         ---------       ----------------

PYRAMIS(R) MANAGED RISK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          11.416394         11.609667        23,051,801.1977
------------------------------------------------------------      ---------         ---------       ----------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           1.243051          1.260662       314,830,655.3701
------------------------------------------------------------      ---------         ---------       ----------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          14.986966         15.351912        32,058,147.7279
------------------------------------------------------------      ---------         ---------       ----------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          14.784895         15.313728         9,284,544.9438
------------------------------------------------------------      ---------         ---------       ----------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          79.536561         87.846057         1,025,334.1980
------------------------------------------------------------      ---------         ---------       ----------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                          18.291045         19.101667         6,214,563.3583
------------------------------------------------------------      ---------         ---------       ----------------

METROPOLITAN SERIES FUND

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.414794          9.653948         7,906,960.7929
------------------------------------------------------------      ---------         ---------       ----------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                          17.251237         16.936216         7,670,093.2321
------------------------------------------------------------      ---------         ---------       ----------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                           9.968028          9.892559         4,667,627.2616
------------------------------------------------------------      ---------         ---------       ----------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                           1.30% SEPARATE ACCOUNT PRODUCT CHARGES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                              BEGINNING OF       END OF       OUTSTANDING AT
                                                                                 PERIOD          PERIOD       END OF PERIOD
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    19.781019       20.803413           736,875.9408
--------------------------------------------------------------------------- ---------       ---------           ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    20.861597       21.841099         3,628,669.8464
--------------------------------------------------------------------------- ---------       ---------         --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    21.381255       23.675354         1,826,210.2262
--------------------------------------------------------------------------- ---------       ---------         --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    20.697542       21.030225           714,045.6521
--------------------------------------------------------------------------- ---------       ---------         --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    52.831122       53.809528           173,898.1591
--------------------------------------------------------------------------- ---------       ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    14.460784       14.609129         1,813,502.1787
--------------------------------------------------------------------------- ---------       ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    14.881713       15.276432        66,011,842.9136
--------------------------------------------------------------------------- ---------       ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    15.902324       16.514354        92,322,507.6280
--------------------------------------------------------------------------- ---------       ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    16.354444       17.212553        53,479,316.6142
--------------------------------------------------------------------------- ---------       ---------        ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                                    27.653913       31.137512         1,024,608.0284
--------------------------------------------------------------------------- ---------       ---------        ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    20.273953       21.873786         5,222,193.3375
--------------------------------------------------------------------------- ---------       ---------        ---------------

MFS(R) VALUE SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    25.278559       27.106389         2,503,272.0620
--------------------------------------------------------------------------- ---------       ---------        ---------------

MSCI EAFE(R) INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                                    13.824309       13.815092         1,997,687.7641
--------------------------------------------------------------------------- ---------       ---------        ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    20.838075       23.778142           957,180.6356
--------------------------------------------------------------------------- ---------       ---------        ---------------

RUSSELL 2000(R) INDEX SUB-ACCOUNT (CLASS G)

05/02/2016 to 12/31/2016                                                    25.633929       30.471454           996,096.4050
--------------------------------------------------------------------------- ---------       ---------        ---------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    10.158050       10.733076         4,534,392.5470
--------------------------------------------------------------------------- ---------       ---------        ---------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    30.643753       31.805340         1,007,046.4236
--------------------------------------------------------------------------- ---------       ---------        ---------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016                                                    18.556617       18.246206         1,677,478.4277

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. WE RESTRICT THE INVESTMENT CHOICES AVAILABLE TO YOU IF YOU ELECT THE GWB V1 RIDER OR THE GLWB RIDER. PLEASE SEE "PURCHASE PAYMENTS -- INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS" FOR MORE INFORMATION ABOUT INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS APPLICABLE TO OPTIONAL RIDERS. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.





             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation                 Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 Allianz Global Investors Dynamic Multi-      Seeks total return.
 Asset Plus Portfolio -- Class B
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio -- Class C                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio -- Class C
 American Funds(R) Growth                     Seeks to achieve growth of capital.
 Portfolio -- Class C
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio -- Class C                         income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced                     Seeks total return.
 Portfolio -- Class B
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio -- Class B                         income.
 BlackRock High Yield Portfolio -- Class B    Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100             Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Balanced Plus                    Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife       current income and growth of capital, with a
 Balanced Plus Portfolio)                     greater emphasis on growth of capital.
 Brighthouse Small Cap Value                  Seeks long-term capital appreciation.
 Portfolio -- Class B (formerly MetLife
 Small Cap Value Portfolio)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio -- Class B (formerly Met/
 Aberdeen Emerging Markets Equity
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio -- Class B (formerly Met/Eaton
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio -- Class B (formerly Met/   seeking preservation of shareholders' capital.
 Franklin Low Duration Total Return
 Portfolio)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ----------------------------------------
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES TRUST)

 AB Global Dynamic Allocation                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic Multi-      Brighthouse Investment Advisers, LLC
 Asset Plus Portfolio -- Class B              Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 American Funds(R) Growth                     Brighthouse Investment Advisers, LLC;
 Portfolio -- Class C                         Capital Research and Management
                                              Company
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
 AQR Global Risk Balanced                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio -- Class B    Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 100 Portfolio)
 Brighthouse Balanced Plus                    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife       Subadviser: Overlay Portion: Pacific
 Balanced Plus Portfolio)                     Investment Management Company LLC
 Brighthouse Small Cap Value                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife       Subadvisers: Delaware Investments Fund
 Small Cap Value Portfolio)                   Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio -- Class B (formerly Met/   Subadviser: Aberdeen Asset Managers
 Aberdeen Emerging Markets Equity             Limited
 Portfolio)
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Met/Eaton     Subadviser: Eaton Vance Management
 Vance Floating Rate Portfolio)
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio -- Class B (formerly Met/   Subadviser: Franklin Advisers, Inc.
 Franklin Low Duration Total Return
 Portfolio)

           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 Clarion Global Real Estate                Seeks total return through investment in real
 Portfolio -- Class B                      estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth             Seeks capital appreciation.
 Portfolio -- Class B
 Harris Oakmark International              Seeks long-term capital appreciation.
 Portfolio -- Class B
 Invesco Balanced-Risk Allocation          Seeks total return.
 Portfolio -- Class B
 Invesco Comstock Portfolio -- Class B     Seeks capital growth and income.
 Invesco Mid Cap Value                     Seeks high total return by investing in equity
 Portfolio -- Class B                      securities of mid-sized companies.
 Invesco Small Cap Growth                  Seeks long-term growth of capital.
 Portfolio -- Class B
 JPMorgan Core Bond Portfolio -- Class B   Seeks to maximize total return.
 JPMorgan Global Active Allocation         Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 Loomis Sayles Global Markets              Seeks high total investment return through a
 Portfolio -- Class B                      combination of capital appreciation and
                                           income.
 MetLife Multi-Index Targeted Risk         Seeks a balance between growth of capital
 Portfolio -- Class B                      and current income, with a greater emphasis
                                           on growth of capital.
 MFS(R) Research International             Seeks capital appreciation.
 Portfolio -- Class B
 PanAgora Global Diversified Risk          Seeks total return.
 Portfolio -- Class B
 PIMCO Inflation Protected Bond            Seeks maximum real return, consistent with
 Portfolio -- Class B                      preservation of capital and prudent
                                           investment management.
 PIMCO Total Return Portfolio -- Class B   Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 Pyramis(R) Government Income              Seeks a high level of current income,
 Portfolio -- Class B                      consistent with preservation of principal.
 Pyramis(R) Managed Risk                   Seeks total return.
 Portfolio -- Class B
 Schroders Global Multi-Asset              Seeks capital appreciation and current
 Portfolio -- Class B                      income.
 SSGA Growth and Income ETF                Seeks growth of capital and income.
 Portfolio -- Class B
 SSGA Growth ETF Portfolio -- Class B      Seeks growth of capital.
 T. Rowe Price Large Cap Value             Seeks long-term capital appreciation by
 Portfolio -- Class B                      investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 T. Rowe Price Mid Cap Growth              Seeks long-term growth of capital.
 Portfolio -- Class B
 Wells Capital Management Mid Cap          Seeks long-term capital appreciation.
 Value Portfolio -- Class B (formerly
 Goldman Sachs Mid Cap Portfolio)



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 Clarion Global Real Estate                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: J.P. Morgan Investment
                                           Management Inc.
 JPMorgan Global Active Allocation         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: J.P. Morgan Investment
                                           Management Inc.
 Loomis Sayles Global Markets              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Overlay Portion: MetLife
                                           Investment Advisors, LLC
 MFS(R) Research International             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Massachusetts Financial Services
                                           Company
 PanAgora Global Diversified Risk          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: PanAgora Asset Management,
                                           Inc.
 PIMCO Inflation Protected Bond            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: Pacific Investment Management
                                           Company LLC
 PIMCO Total Return Portfolio -- Class B   Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 Pyramis(R) Government Income              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: FIAM LLC
 Pyramis(R) Managed Risk                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: FIAM LLC
 Schroders Global Multi-Asset              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadvisers: Schroder Investment
                                           Management North America Inc.; Schroder
                                           Investment Management North America
                                           Limited
 SSGA Growth and Income ETF                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio -- Class B      Brighthouse Investment Advisers, LLC
                                           Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      Subadviser: T. Rowe Price Associates, Inc.
 Wells Capital Management Mid Cap          Brighthouse Investment Advisers, LLC
 Value Portfolio -- Class B (formerly      Subadviser: Wells Capital Management Inc.
 Goldman Sachs Mid Cap Portfolio)

             INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------------------------------- -------------------------------------------------
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio -- Class B
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio -- Class B                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20              Seeks a high level of current income, with
 Portfolio -- Class B (formerly MetLife       growth of capital as a secondary objective.
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40              Seeks high total return in the form of income
 Portfolio -- Class B (formerly MetLife       and growth of capital, with a greater
 Asset Allocation 40 Portfolio)               emphasis on income.
 Brighthouse Asset Allocation 60              Seeks a balance between a high level of
 Portfolio -- Class B (formerly MetLife       current income and growth of capital, with a
 Asset Allocation 60 Portfolio)               greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80              Seeks growth of capital.
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value            Seeks long-term capital growth.
 Portfolio -- Class B (formerly Met/Artisan
 Mid Cap Value Portfolio)
 Brighthouse/Dimensional International        Seeks long-term capital appreciation.
 Small Company Portfolio -- Class B
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity           Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B           over time and, secondarily, long-term capital
 (formerly Met/Wellington Core Equity         appreciation and current income.
 Opportunities Portfolio)
 Frontier Mid Cap Growth                      Seeks maximum capital appreciation.
 Portfolio -- Class B
 Jennison Growth Portfolio -- Class B         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index                 Seeks to track the performance of the
 Portfolio -- Class G (formerly Barclays      Bloomberg Barclays U.S. Aggregate Bond
 Aggregate Bond Index Portfolio)              Index.
 MetLife Mid Cap Stock Index                  Seeks to track the performance of the
 Portfolio -- Class G                         Standard & Poor's MidCap 400(R) Composite
                                              Stock Price Index.
 MetLife MSCI EAFE(R) Index                   Seeks to track the performance of the MSCI
 Portfolio -- Class G (formerly MSCI          EAFE(R) Index.
 EAFE(R) Index Portfolio)
 MetLife Russell 2000(R) Index                Seeks to track the performance of the Russell
 Portfolio -- Class G (formerly Russell       2000(R) Index.
 2000(R) Index Portfolio)
 MetLife Stock Index Portfolio -- Class B     Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 MFS(R) Value Portfolio -- Class B            Seeks capital appreciation.
 Neuberger Berman Genesis                     Seeks high total return, consisting principally
 Portfolio -- Class B                         of capital appreciation.
 T. Rowe Price Large Cap Growth               Seeks long-term growth of capital.
 Portfolio -- Class B
 Western Asset Management Strategic Bond      Seeks to maximize total return consistent
 Opportunities Portfolio -- Class B           with preservation of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 20 Portfolio)
 Brighthouse Asset Allocation 40              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 40 Portfolio)
 Brighthouse Asset Allocation 60              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 60 Portfolio)
 Brighthouse Asset Allocation 80              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly MetLife
 Asset Allocation 80 Portfolio)
 Brighthouse/Artisan Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B (formerly Met/Artisan   Subadviser: Artisan Partners Limited
 Mid Cap Value Portfolio)                     Partnership
 Brighthouse/Dimensional International        Brighthouse Investment Advisers, LLC
 Small Company Portfolio -- Class B           Subadviser: Dimensional Fund Advisors LP
 (formerly Met/Dimensional International
 Small Company Portfolio)
 Brighthouse/Wellington Core Equity           Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Wellington Management
 (formerly Met/Wellington Core Equity         Company LLP
 Opportunities Portfolio)
 Frontier Mid Cap Growth                      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Frontier Capital Management
                                              Company, LLC
 Jennison Growth Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                              Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class G (formerly Barclays      Subadviser: MetLife Investment Advisors,
 Aggregate Bond Index Portfolio)              LLC
 MetLife Mid Cap Stock Index                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                         Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife MSCI EAFE(R) Index                   Brighthouse Investment Advisers, LLC
 Portfolio -- Class G (formerly MSCI          Subadviser: MetLife Investment Advisors,
 EAFE(R) Index Portfolio)                     LLC
 MetLife Russell 2000(R) Index                Brighthouse Investment Advisers, LLC
 Portfolio -- Class G (formerly Russell       Subadviser: MetLife Investment Advisors,
 2000(R) Index Portfolio)                     LLC
 MetLife Stock Index Portfolio -- Class B     Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MFS(R) Value Portfolio -- Class B            Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Neuberger Berman Genesis                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: Neuberger Berman Investment
                                              Advisers LLC
 T. Rowe Price Large Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                         Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B           Subadviser: Western Asset Management
                                              Company

          INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------------- -------------------------------------
 Western Asset Management               Seeks to maximize total return consistent      Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio -- Class B   with preservation of capital and maintenance   Subadviser: Western Asset Management
                                        of liquidity.                                  Company

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------

    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.



A. GWB -  Annual Benefit Payment Continuing When Account Value Reaches Zero
   ------ -----------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:



o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]





B. GWB -  Effect of an Excess Withdrawal
   ------ ------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."

As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:



o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.



C. GWB -- Excess Withdrawals -- Single Withdrawal vs. Multiple Withdrawals
   -----------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).

D. GWB -  How the Automatic Annual Step-Up Works
   ------ --------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX E

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).


[GRAPHIC APPEARS HERE]

                      This page intentionally left blank.

APPENDIX F

GLWB DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB Death Benefit. The GLWB Death Benefit may only be elected if you elect the optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES, OR INCOME TAXES AND TAX PENALTIES. The GLWB Death Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


GLWB DEATH BENEFIT BASE


The initial GLWB Death Benefit Base is equal to your initial Purchase Payment. The GLWB Death Benefit Base is increased by any additional Purchase Payments. The GLWB Death Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The GLWB Death Benefit Base is reduced for all withdrawals, as described below.


Annual Benefit Payments below are calculated using the Benefit Base as described in the previous Appendix E examples for the GLWB rider.


A. WITHDRAWALS


Withdrawals Prior to the Lifetime Withdrawal Age
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the GLWB Death Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


Withdrawals After the Lifetime Withdrawal Age
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals reduce the GLWB Death Benefit Base by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the GLWB Death Benefit Base.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000.

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your GLWB Death Benefit Base of $100,000 is reduced by such withdrawal to $95,000.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The GLWB Death Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, the GLWB Death Benefit Base is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the GLWB Death Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The GLWB Death Benefit Base would be reduced to $88,635 ($95,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the GLWB Death Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the GLWB Death Benefit Base before such increase.


The GLWB Death Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000.


 If your Rollup Rate is 5%, your GLWB Death Benefit Base will increase by 5% on contract anniversaries until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your GLWB Death Benefit Base would increase to $105,000 ($100,000 x 105%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the GLWB Death Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the GLWB Death Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base of the GLWB rider immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the GLWB Death Benefit Base to the Account Value, and (2) may increase the GLWB Death Benefit rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial GLWB Death Benefit Base would be $100,000. Also assume your Annual Benefit Payment is $5,000 but no withdrawals are taken so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $100,000 to $110,000.


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the GLWB Death Benefit Base from $110,000 to $120,000.


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base of the GLWB rider due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the GLWB Death Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base of the GLWB rider immediately before the contract anniversary. The

     Automatic Step-Up will increase the GLWB Death Benefit Base from $120,000 to $150,000.

                      This page intentionally left blank.

APPENDIX G

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2017              $100,000
   B    Account Value                                  9/1/2018              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2018           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2019              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2019              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2019              $  9,000
   G    Percentage Reduction in Account                9/2/2019                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2019              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2019           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2019              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2017              $100,000
   B    Account Value                                       9/1/2018              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2018           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2019              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2019              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2019              $  9,000
   G    Percentage Reduction in Account                     9/2/2019                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2019              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2019           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2019              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2019 and 9/2/2019 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                                   SERIES VA
                       (OFFERED ON AND AFTER MAY 2, 2016)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 12, 2018, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 12, 2018.


SAI-0218BLICVA3
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   20

COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a provider of insurance and financial services. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.



     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights as of and for the year ended December 31, 2016 comprising each of the Sub-Accounts of Brighthouse Separate Account A (formerly MetLife Investors USA Separate Account A) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules as of and for the year ended December 31, 2016 of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY (formerly, First
MetLife Investors Insurance Company) and by Metropolitan Life Insurance Company.


The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC
BBVA Compass Investment Solutions, Inc.
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Citizens Securities
Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.
First Heartland Capital, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
Infinex Investments, Inc.
Invest Financial Corp.
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates
Merrill Lynch, Inc.
MetLife Securities, Inc.
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
National Planning Holdings
NEXT Financial Group
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge, GWB or GLWB rider charge. For purposes of calculating performance information, the GWB or GLWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GWB or GLWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity

Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:


 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP
Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.

401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000

Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


                                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                            NUMBER OF
                                                                          ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                                         UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                          BEGINNING OF       END OF       OUTSTANDING AT
                                                                             PERIOD          PERIOD       END OF PERIOD
                                                                        --------------- --------------- -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   12.357238       12.352480      4,721,784.9845
-----------------------------------------------------------------------    ---------       ---------      --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    1.017856        1.018967      1,497,790.0869
-----------------------------------------------------------------------    ---------       ---------      --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   13.043307       13.477601      6,946,224.6082
-----------------------------------------------------------------------    ---------       ---------      --------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   13.031756       13.655813      4,914,177.9887
-----------------------------------------------------------------------    ---------       ---------      --------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   14.225475       15.328379      2,822,401.7316
-----------------------------------------------------------------------    ---------       ---------      --------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   12.827439       13.125741      3,974,729.3902
-----------------------------------------------------------------------    ---------       ---------      --------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   10.450187       10.759754      4,154,316.8081
-----------------------------------------------------------------------    ---------       ---------      --------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   11.643679       11.799458      8,676,137.9046
-----------------------------------------------------------------------    ---------       ---------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   25.687656       27.558429        571,202.9498
-----------------------------------------------------------------------    ---------       ---------      --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   18.908272       17.964995      2,088,879.1488
-----------------------------------------------------------------------    ---------       ---------      --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   13.482912       14.301289      1,796,796.3767
-----------------------------------------------------------------------    ---------       ---------      --------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   21.869722       24.097775        280,089.3352
-----------------------------------------------------------------------    ---------       ---------      --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   23.663405       25.461206      1,192,814.2005
-----------------------------------------------------------------------    ---------       ---------      --------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    1.075445        1.135152     17,068,136.9940
-----------------------------------------------------------------------    ---------       ---------     ---------------


                                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                          NUMBER OF
                                                                  ACCUMULATION       ACCUMULATION        ACCUMULATION
                                                                 UNIT VALUE AT      UNIT VALUE AT           UNITS
                                                                  BEGINNING OF          END OF          OUTSTANDING AT
                                                                     PERIOD             PERIOD          END OF PERIOD
                                                                ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           15.618898          17.844135         9,326,322.7030
------------------------------------------------------------       ---------          ---------         --------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           34.398625          38.341567           927,117.4706
------------------------------------------------------------       ---------          ---------         --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           25.259273          27.947803         1,129,583.2454
------------------------------------------------------------       ---------          ---------         --------------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.160554          10.965199           805,840.0600
------------------------------------------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.210732           1.218145        16,380,643.8087
------------------------------------------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           17.263281          17.567967           327,020.3188
------------------------------------------------------------       ---------          ---------        ---------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            9.373828           9.436499         4,289,804.7797
------------------------------------------------------------       ---------          ---------        ---------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.102047          11.585414           178,575.1065
------------------------------------------------------------       ---------          ---------        ---------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            9.800805           9.904269           294,018.0424
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           15.902368          16.849617         1,756,052.0864
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           12.448921          12.823491        12,262,532.8953
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.202578           1.214390         9,392,618.5197
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           23.725237          28.912816           467,686.9697
------------------------------------------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           14.976700          14.813093         1,299,387.2582
------------------------------------------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.029534           1.054874         1,123,505.4480
------------------------------------------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           14.427764          14.388946         1,214,626.7226
------------------------------------------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           17.676163          17.563105         2,460,841.8890
------------------------------------------------------------       ---------          ---------        ---------------


                                           1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION        ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT           UNITS
                                                                       BEGINNING OF          END OF          OUTSTANDING AT
                                                                          PERIOD             PERIOD          END OF PERIOD
                                                                     ---------------    ---------------    -----------------
PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                11.037222          10.747188        1,414,409.4117
-----------------------------------------------------------------       ---------          ---------        --------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                11.347225          11.524039          500,471.2511
-----------------------------------------------------------------       ---------          ---------        --------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                 1.233086           1.248899        8,758,486.1690
-----------------------------------------------------------------       ---------          ---------        --------------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.672701          15.010083        2,555,732.9007
-----------------------------------------------------------------       ---------          ---------        --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.474846          14.972728          990,427.3199
-----------------------------------------------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                77.329182          85.294928          231,307.0311
-----------------------------------------------------------------       ---------          ---------        --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                17.783407          18.546927          920,306.6762
-----------------------------------------------------------------       ---------          ---------        --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                12.939857          13.250976          515,432.8091
-----------------------------------------------------------------       ---------          ---------        --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                16.658226          16.332361          450,301.5124
-----------------------------------------------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                 9.691421           9.605299        1,255,060.2567
-----------------------------------------------------------------       ---------          ---------        --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                19.311262          20.282471          122,097.6568
-----------------------------------------------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.305313          21.230540        1,208,203.0691
-----------------------------------------------------------------       ---------          ---------        --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.787870          22.987809          453,682.1446
-----------------------------------------------------------------       ---------          ---------        --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.389006          20.689278           75,549.6758
-----------------------------------------------------------------       ---------          ---------        --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                22.654521          23.043498          548,606.4010
-----------------------------------------------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.145658          14.271834          143,659.6704
-----------------------------------------------------------------       ---------          ---------        --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.543296          14.909258        9,384,649.0809
-----------------------------------------------------------------       ---------          ---------        --------------


                                           1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                                NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD       END OF PERIOD
                                                                            --------------- --------------- ----------------
METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    15.540663       16.117392       16,606,592.7845
--------------------------------------------------------------------------- ---------       ---------       ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    15.982469       16.798777       12,290,177.3407
--------------------------------------------------------------------------- ---------       ---------       ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                    26.791589       30.126619           99,299.3774
--------------------------------------------------------------------------- ---------       ---------       ---------------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    19.722273       21.250388          762,276.8104
--------------------------------------------------------------------------- ---------       ---------       ---------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    24.394515       26.123767          414,208.8633
--------------------------------------------------------------------------- ---------       ---------       ---------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                    13.348917       13.322337          141,393.7443
--------------------------------------------------------------------------- ---------       ---------       ---------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    20.270999       23.100428          174,927.3531
--------------------------------------------------------------------------- ---------       ---------       ---------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                    24.752456       29.384687          127,059.6592
--------------------------------------------------------------------------- ---------       ---------       ---------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    59.080949       62.342717          115,666.1056
--------------------------------------------------------------------------- ---------       ---------       ---------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    29.353094       30.425394        1,271,712.0322
--------------------------------------------------------------------------- ---------       ---------       ---------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    17.774973       17.454474        2,291,473.6009

                                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                            NUMBER OF
                                                                          ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                                         UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                          BEGINNING OF       END OF       OUTSTANDING AT
                                                                             PERIOD          PERIOD       END OF PERIOD
                                                                        --------------- --------------- -----------------
MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   12.326303       12.317477      1,183,812.9722
-----------------------------------------------------------------------    ---------       ---------      --------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    1.016825        1.017598        130,253.8264
-----------------------------------------------------------------------    ---------       ---------      --------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   12.991088       13.419198     14,753,300.3516
-----------------------------------------------------------------------    ---------       ---------     ---------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   12.979579       13.596634     16,075,046.6492
-----------------------------------------------------------------------    ---------       ---------     ---------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   14.168515       15.261949      3,216,875.3837
-----------------------------------------------------------------------    ---------       ---------     ---------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
05/02/2016 to 12/31/2016                                                   12.776088       13.068866      8,129,493.5517
-----------------------------------------------------------------------    ---------       ---------     ---------------

AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   10.423880       10.729114      1,041,289.6454
-----------------------------------------------------------------------    ---------       ---------     ---------------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   11.614528       11.766019      2,036,893.2970
-----------------------------------------------------------------------    ---------       ---------     ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   25.436262       27.279691        634,151.8697
-----------------------------------------------------------------------    ---------       ---------     ---------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   18.795070       17.851529        781,214.1370
-----------------------------------------------------------------------    ---------       ---------     ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   13.353052       14.158857      3,050,808.8325
-----------------------------------------------------------------------    ---------       ---------     ---------------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   21.738791       23.945575        660,327.4860
-----------------------------------------------------------------------    ---------       ---------     ---------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   23.455039       25.228651      1,938,424.4635
-----------------------------------------------------------------------    ---------       ---------     ---------------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                    1.073284        1.132497      9,504,763.2743
-----------------------------------------------------------------------    ---------       ---------     ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   15.512848       17.717108        838,809.8896
-----------------------------------------------------------------------    ---------       ---------     ---------------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   34.571013       38.520957        230,804.6215
-----------------------------------------------------------------------    ---------       ---------     ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                   25.036812       27.692495        993,398.7085
-----------------------------------------------------------------------    ---------       ---------     ---------------


                                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                          NUMBER OF
                                                                  ACCUMULATION       ACCUMULATION        ACCUMULATION
                                                                 UNIT VALUE AT      UNIT VALUE AT           UNITS
                                                                  BEGINNING OF          END OF          OUTSTANDING AT
                                                                     PERIOD             PERIOD          END OF PERIOD
                                                                ---------------    ---------------    -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.115882          10.917691         2,250,526.9625
------------------------------------------------------------       ---------          ---------         --------------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.208300           1.215296        11,068,604.9255
------------------------------------------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           17.177061          17.474437           915,609.0792
------------------------------------------------------------       ---------          ---------        ---------------

MET/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            9.326983           9.386232         2,000,230.4167
------------------------------------------------------------       ---------          ---------        ---------------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.068723          11.546814           373,629.5326
------------------------------------------------------------       ---------          ---------        ---------------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            9.776255           9.876187           769,284.3934
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           15.811202          16.747474         3,638,992.0700
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           12.417757          12.787154         3,426,035.5343
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.200478           1.211868         5,020,550.2391
------------------------------------------------------------       ---------          ---------        ---------------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           23.536031          28.672749         1,161,563.9925
------------------------------------------------------------       ---------          ---------        ---------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           14.832489          14.665598         1,669,477.7697
------------------------------------------------------------       ---------          ---------        ---------------

PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.028491           1.053457         1,582,841.3049
------------------------------------------------------------       ---------          ---------        ---------------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           14.334231          14.290930         3,341,097.2521
------------------------------------------------------------       ---------          ---------        ---------------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           17.506004          17.388274         5,308,217.9772
------------------------------------------------------------       ---------          ---------        ---------------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.009593          10.716734           483,121.7362
------------------------------------------------------------       ---------          ---------        ---------------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                           11.330011          11.502747           665,877.4956
------------------------------------------------------------       ---------          ---------        ---------------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                            1.230609           1.245977         6,345,406.0799
------------------------------------------------------------       ---------          ---------        ---------------


                                           1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION        ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT           UNITS
                                                                       BEGINNING OF          END OF          OUTSTANDING AT
                                                                          PERIOD             PERIOD          END OF PERIOD
                                                                     ---------------    ---------------    -----------------
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.595226          14.925882         4,928,728.8483
-----------------------------------------------------------------       ---------          ---------         --------------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.398410          14.888732         2,519,551.9038
-----------------------------------------------------------------       ---------          ---------         --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                76.584552          84.445625           697,721.1199
-----------------------------------------------------------------       ---------          ---------         --------------

T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                17.612099          18.362182         2,666,894.0115
-----------------------------------------------------------------       ---------          ---------         --------------

METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                 9.227679           9.446416         1,902,920.6355
-----------------------------------------------------------------       ---------          ---------         --------------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                16.513291          16.184897           778,774.0768
-----------------------------------------------------------------       ---------          ---------         --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                 9.598114           9.509670         2,938,879.1059
-----------------------------------------------------------------       ---------          ---------         --------------

FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                19.195628          20.154346           428,347.9616
-----------------------------------------------------------------       ---------          ---------         --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.143358          21.054233         2,786,209.3245
-----------------------------------------------------------------       ---------          ---------         --------------

MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.587708          22.758926         1,181,015.5100
-----------------------------------------------------------------       ---------          ---------         --------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                20.312648          20.604970           150,719.8271
-----------------------------------------------------------------       ---------          ---------         --------------

MET/WELLINGTON CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                22.501097          22.879860           169,632.5463
-----------------------------------------------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.003043          14.123267           766,338.5527
-----------------------------------------------------------------       ---------          ---------         --------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                14.637661          15.001028        32,015,274.7220
-----------------------------------------------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                15.106395          15.661820        49,095,352.1862
-----------------------------------------------------------------       ---------          ---------        ---------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                15.043817          15.806947        65,814,986.4375
-----------------------------------------------------------------       ---------          ---------        ---------------

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                26.580396          29.879244           262,205.5137
-----------------------------------------------------------------       ---------          ---------        ---------------


                                           1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                                NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT        UNITS
                                                                              BEGINNING OF       END OF       OUTSTANDING AT
                                                                                 PERIOD          PERIOD       END OF PERIOD
                                                                            --------------- --------------- -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                       19.548585    21.056269        2,271,532.9294
---------------------------------------------------------------------------    ---------    ---------        --------------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                       24.178534    25.883901          667,858.9776
---------------------------------------------------------------------------    ---------    ---------        --------------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                       13.232730    13.202006          564,747.0585
---------------------------------------------------------------------------    ---------    ---------        --------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                       20.092502    22.889438          558,235.9925
---------------------------------------------------------------------------    ---------    ---------        --------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
05/02/2016 to 12/31/2016                                                       24.537021    29.119298          453,795.2604
---------------------------------------------------------------------------    ---------    ---------        --------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                        9.780924    10.317497        1,984,964.6647
---------------------------------------------------------------------------    ---------    ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                       29.039240    30.090107          829,244.3201
---------------------------------------------------------------------------    ---------    ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016                                                       17.584815    17.262024          448,557.4478

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                INTERIM STATEMENTS OF ASSETS AND LIABILITIES
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                                                    AMERICAN FUNDS
                                                     ALGER             AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL
                                               SMALL CAP GROWTH             BOND              GLOBAL GROWTH         CAPITALIZATION
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $         52,408,465   $       136,397,107   $        310,756,944   $       117,775,976
   Accrued dividends.......................                    --                    --                     --                    --
   Due from Brighthouse Life Insurance
     Company...............................                    --                    --                      5                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................            52,408,465           136,397,107            310,756,949           117,775,976
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    --                    61                     45                    98
   Due to Brighthouse Life Insurance
     Company...............................                     1                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                     1                    61                     45                    98
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $         52,408,464   $       136,397,046   $        310,756,904   $       117,775,878
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         52,408,464   $       136,391,414   $        310,680,273   $       117,773,060
   Net assets from contracts in payout.....                    --                 5,632                 76,631                 2,818
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $         52,408,464   $       136,397,046   $        310,756,904   $       117,775,878
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                                                  BHFTI
                                                                                           BHFTI AB          ALLIANZ GLOBAL
                                             AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL DYNAMIC      INVESTORS DYNAMIC
                                                 GROWTH            GROWTH-INCOME          ALLOCATION        MULTI-ASSET PLUS
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        773,560,019  $       394,416,595  $     3,237,699,307  $        104,805,945
   Accrued dividends....................                    --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    27                   16                    3                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................           773,560,046          394,416,611        3,237,699,310           104,805,945
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    79                   72                  122                   135
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    79                   72                  122                   135
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        773,559,967  $       394,416,539  $     3,237,699,188  $        104,805,810
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        773,466,173  $       394,286,119  $     3,237,312,701  $        104,789,264
   Net assets from contracts in payout..                93,794              130,420              386,487                16,546
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        773,559,967  $       394,416,539  $     3,237,699,188  $        104,805,810
                                          ====================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI                BHFTI
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                           BALANCED ALLOCATION   GROWTH ALLOCATION          GROWTH         MODERATE ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,358,439,213  $     1,915,054,948  $       729,835,110  $      1,633,656,114
   Accrued dividends....................                    --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                     3                    1                    1                     2
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................         3,358,439,216        1,915,054,949          729,835,111         1,633,656,116
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    93                   82                   89                    91
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    93                   82                   89                    91
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      3,358,439,123  $     1,915,054,867  $       729,835,022  $      1,633,656,025
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,357,822,469  $     1,914,467,186  $       729,822,424  $      1,632,688,056
   Net assets from contracts in payout..               616,654              587,681               12,598               967,969
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $      3,358,439,123  $     1,915,054,867  $       729,835,022  $      1,633,656,025
                                          ====================  ===================  ===================  ====================


                                                  BHFTI                BHFTI
                                             AQR GLOBAL RISK     BLACKROCK GLOBAL
                                                BALANCED        TACTICAL STRATEGIES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $     2,337,247,553  $      5,114,151,482
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    2                     3
                                          -------------------  --------------------
       Total Assets.....................        2,337,247,555         5,114,151,485
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  116                   119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
       Total Liabilities................                  116                   119
                                          -------------------  --------------------

NET ASSETS..............................  $     2,337,247,439  $      5,114,151,366
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     2,336,774,853  $      5,113,823,286
   Net assets from contracts in payout..              472,586               328,080
                                          -------------------  --------------------
       Total Net Assets.................  $     2,337,247,439  $      5,114,151,366
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                  BHFTI                 BHFTI                BHFTI                 BHFTI
                                                BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE
                                               HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS        SMALL CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        235,066,215   $       600,448,895  $     7,711,011,527  $        259,731,383
   Accrued dividends....................                    --                    --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     3                    3                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           235,066,217           600,448,898        7,711,011,530           259,731,383
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   139                   122                   94                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                   --                     1
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   139                   122                   94                    82
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        235,066,078   $       600,448,776  $     7,711,011,436  $        259,731,301
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        235,032,086   $       599,993,409  $     7,710,481,630  $        259,449,508
   Net assets from contracts in payout..                33,992               455,367              529,806               281,793
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        235,066,078   $       600,448,776  $     7,711,011,436  $        259,731,301
                                          ====================  ====================  ===================  ====================

                                                                                                                   BHFTI
                                                 BHFTI                                       BHFTI             BRIGHTHOUSE/
                                             BRIGHTHOUSE/              BHFTI             BRIGHTHOUSE/            FRANKLIN
                                           ABERDEEN EMERGING    BRIGHTHOUSE/ARTISAN       EATON VANCE          LOW DURATION
                                            MARKETS EQUITY         INTERNATIONAL         FLOATING RATE         TOTAL RETURN
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       413,387,076  $            318,617  $         63,551,955  $        148,155,581
   Accrued dividends....................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    3                    --                     2                     1
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          413,387,079               318,617            63,551,957           148,155,582
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  111                    60                   128                   107
   Due to Brighthouse Life Insurance
     Company............................                   --                     2                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                  111                    62                   128                   107
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       413,386,968  $            318,555  $         63,551,829  $        148,155,475
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       413,307,015  $            318,555  $         63,537,205  $        148,059,191
   Net assets from contracts in payout..               79,953                    --                14,624                96,284
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       413,386,968  $            318,555  $         63,551,829  $        148,155,475
                                          ===================  ====================  ====================  ====================


                                                  BHFTI                BHFTI
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                                TEMPLETON           WELLINGTON
                                           INTERNATIONAL BOND   LARGE CAP RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        38,672,418  $         15,907,177
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................           38,672,418            15,907,177
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   86                   102
   Due to Brighthouse Life Insurance
     Company............................                   --                     2
                                          -------------------  --------------------
        Total Liabilities...............                   86                   104
                                          -------------------  --------------------

NET ASSETS..............................  $        38,672,332  $         15,907,073
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        38,672,332  $         15,907,073
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $        38,672,332  $         15,907,073
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                  BHFTI               BHFTI                 BHFTI                BHFTI
                                             CLARION GLOBAL        CLEARBRIDGE          GOLDMAN SACHS       HARRIS OAKMARK
                                               REAL ESTATE      AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       261,995,196  $       472,289,114  $       132,315,492  $        665,591,035
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    3                    8                    2                     4
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          261,995,199          472,289,122          132,315,494           665,591,039
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  183                  161                  125                   114
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  183                  161                  125                   114
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       261,995,016  $       472,288,961  $       132,315,369  $        665,590,925
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       261,899,684  $       472,183,237  $       132,262,332  $        665,226,878
   Net assets from contracts in payout..               95,332              105,724               53,037               364,047
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       261,995,016  $       472,288,961  $       132,315,369  $        665,590,925
                                          ===================  ===================  ===================  ====================

                                                  BHFTI
                                                 INVESCO                                    BHFTI                 BHFTI
                                              BALANCED-RISK            BHFTI               INVESCO               INVESCO
                                               ALLOCATION        INVESCO COMSTOCK       MID CAP VALUE       SMALL CAP GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $      1,019,670,812  $       750,546,635  $       261,286,109  $        321,270,840
   Accrued dividends....................                    --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    3                    4                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................         1,019,670,814          750,546,638          261,286,113           321,270,840
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   125                  135                  123                   195
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   125                  135                  123                   196
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $      1,019,670,689  $       750,546,503  $       261,285,990  $        321,270,644
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      1,019,591,368  $       750,373,864  $       261,134,487  $        321,048,354
   Net assets from contracts in payout..                79,321              172,639              151,503               222,290
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $      1,019,670,689  $       750,546,503  $       261,285,990  $        321,270,644
                                          ====================  ===================  ===================  ====================


                                                 BHFTI                 BHFTI
                                               JPMORGAN           JPMORGAN GLOBAL
                                               CORE BOND         ACTIVE ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       340,943,485  $     1,131,840,033
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    2                    3
                                          -------------------  -------------------
       Total Assets.....................          340,943,487        1,131,840,036
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  130                  100
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  130                  100
                                          -------------------  -------------------

NET ASSETS..............................  $       340,943,357  $     1,131,839,936
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       340,937,828  $     1,131,818,497
   Net assets from contracts in payout..                5,529               21,439
                                          -------------------  -------------------
       Total Net Assets.................  $       340,943,357  $     1,131,839,936
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                              BHFTI
                                                   BHFTI                BHFTI                METLIFE               BHFTI
                                                 JPMORGAN           LOOMIS SAYLES          MULTI-INDEX         MFS RESEARCH
                                              SMALL CAP VALUE      GLOBAL MARKETS         TARGETED RISK        INTERNATIONAL
                                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        24,486,035  $       156,048,145  $       944,624,386  $       269,637,015
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                    3                   --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           24,486,035          156,048,148          944,624,386          269,637,017
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                  103                  124                  141
   Due to Brighthouse Life Insurance
     Company..............................                    3                   --                    9                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  181                  103                  133                  141
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        24,485,854  $       156,048,045  $       944,624,253  $       269,636,876
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        24,477,195  $       156,007,288  $       944,621,411  $       269,505,367
   Net assets from contracts in payout....                8,659               40,757                2,842              131,509
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        24,485,854  $       156,048,045  $       944,624,253  $       269,636,876
                                            ===================  ===================  ===================  ===================


                                                   BHFTI                 BHFTI                BHFTI                BHFTI
                                              MORGAN STANLEY          OPPENHEIMER        PANAGORA GLOBAL      PIMCO INFLATION
                                              MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       238,389,559  $        65,799,607  $       154,058,050  $       631,927,319
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                   10                    1                    3
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          238,389,560           65,799,617          154,058,051          631,927,322
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  141                  123                  164                  135
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  141                  123                  164                  135
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       238,389,419  $        65,799,494  $       154,057,887  $       631,927,187
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       238,345,279  $        65,799,494  $       154,016,665  $       631,720,545
   Net assets from contracts in payout....               44,140                   --               41,222              206,642
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       238,389,419  $        65,799,494  $       154,057,887  $       631,927,187
                                            ===================  ===================  ===================  ===================


                                                   BHFTI                BHFTI
                                                   PIMCO               PYRAMIS
                                               TOTAL RETURN       GOVERNMENT INCOME
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,488,313,249  $       588,921,442
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    3                    3
                                            -------------------  -------------------
       Total Assets.......................        1,488,313,252          588,921,445
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  122                  156
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  122                  156
                                            -------------------  -------------------

NET ASSETS................................  $     1,488,313,130  $       588,921,289
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,487,877,975  $       588,842,082
   Net assets from contracts in payout....              435,155               79,207
                                            -------------------  -------------------
       Total Net Assets...................  $     1,488,313,130  $       588,921,289
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                 BHFTI                BHFTI                 BHFTI
                                                PYRAMIS         SCHRODERS GLOBAL         SSGA GROWTH             BHFTI
                                             MANAGED RISK          MULTI-ASSET         AND INCOME ETF       SSGA GROWTH ETF
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       488,706,007  $       612,970,387  $     1,325,098,752  $        481,336,453
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    1                    2                    3                     3
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          488,706,008          612,970,389        1,325,098,755           481,336,456
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  110                  126                  108                    83
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  110                  126                  108                    83
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       488,705,898  $       612,970,263  $     1,325,098,647  $        481,336,373
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       488,694,466  $       612,886,846  $     1,324,722,743  $        480,926,641
   Net assets from contracts in payout..               11,432               83,417              375,904               409,732
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       488,705,898  $       612,970,263  $     1,325,098,647  $        481,336,373
                                          ===================  ===================  ===================  ====================

                                                  BHFTI                BHFTI                BHFTI               BHFTII
                                              T. ROWE PRICE        T. ROWE PRICE          TCW CORE          BAILLIE GIFFORD
                                             LARGE CAP VALUE      MID CAP GROWTH        FIXED INCOME      INTERNATIONAL STOCK
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       766,640,667  $        492,462,063  $           339,835  $       246,663,950
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   68                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          766,640,735           492,462,064              339,835          246,663,950
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  157                    68                   96                   97
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    1                    4
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  157                    68                   97                  101
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       766,640,578  $        492,461,996  $           339,738  $       246,663,849
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       766,134,146  $        492,304,170  $           339,738  $       246,637,312
   Net assets from contracts in payout..              506,432               157,826                   --               26,537
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       766,640,578  $        492,461,996  $           339,738  $       246,663,849
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                                BLACKROCK            BLACKROCK
                                               BOND INCOME     CAPITAL APPRECIATION
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $        71,658,465  $        16,063,243
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   42                    4
                                          -------------------  --------------------
       Total Assets.....................           71,658,507           16,063,247
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  134                  232
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
       Total Liabilities................                  134                  232
                                          -------------------  --------------------

NET ASSETS..............................  $        71,658,373  $        16,063,015
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        71,588,565  $        16,053,398
   Net assets from contracts in payout..               69,808                9,617
                                          -------------------  --------------------
       Total Net Assets.................  $        71,658,373  $        16,063,015
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                                BLACKROCK         BLACKROCK ULTRA-         BRIGHTHOUSE           BRIGHTHOUSE
                                             LARGE CAP VALUE       SHORT TERM BOND     ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,778,439  $        311,405,209  $        103,900,209  $      3,828,342,196
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    73                     2                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             4,778,439           311,405,282           103,900,211         3,828,342,201
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    41                   324                    80                    58
   Due to Brighthouse Life Insurance
     Company............................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    42                   324                    80                    58
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          4,778,397  $        311,404,958  $        103,900,131  $      3,828,342,143
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,778,397  $        311,307,609  $        103,900,131  $      3,823,998,056
   Net assets from contracts in payout..                    --                97,349                    --             4,344,087
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          4,778,397  $        311,404,958  $        103,900,131  $      3,828,342,143
                                          ====================  ====================  ====================  ====================

                                                                                                                 BHFTII
                                                                                           BHFTII             BRIGHTHOUSE/
                                                BHFTII               BHFTII             BRIGHTHOUSE/           DIMENSIONAL
                                              BRIGHTHOUSE          BRIGHTHOUSE             ARTISAN            INTERNATIONAL
                                          ASSET ALLOCATION 60  ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $     6,552,527,447  $     5,902,675,548  $        211,101,866  $         69,177,902
   Accrued dividends....................                   --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    6                   18                    77                     1
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................        6,552,527,453        5,902,675,566           211,101,943            69,177,903
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   72                   73                    57                   126
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   72                   73                    57                   126
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $     6,552,527,381  $     5,902,675,493  $        211,101,886  $         69,177,777
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     6,548,705,733  $     5,900,465,330  $        210,841,929  $         69,177,777
   Net assets from contracts in payout..            3,821,648            2,210,163               259,957                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $     6,552,527,381  $     5,902,675,493  $        211,101,886  $         69,177,777
                                          ===================  ===================  ====================  ====================


                                                 BHFTII
                                              BRIGHTHOUSE/             BHFTII
                                             WELLINGTON CORE          FRONTIER
                                          EQUITY OPPORTUNITIES     MID CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        812,462,083  $         72,074,095
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    23                     7
                                          --------------------  --------------------
        Total Assets....................           812,462,106            72,074,102
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   245                    63
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   245                    63
                                          --------------------  --------------------

NET ASSETS..............................  $        812,461,861  $         72,074,039
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        811,983,797  $         72,043,748
   Net assets from contracts in payout..               478,064                30,291
                                          --------------------  --------------------
        Total Net Assets................  $        812,461,861  $         72,074,039
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                     BHFTII                BHFTII               BHFTII
                                                BHFTII            LOOMIS SAYLES         LOOMIS SAYLES      METLIFE AGGREGATE
                                            JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH        BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       499,576,793  $        14,369,363  $           341,360  $       314,843,397
   Accrued dividends....................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    3                   31                   --                    3
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          499,576,796           14,369,394              341,360          314,843,400
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  107                  136                   23                  152
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    3                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  107                  136                   26                  152
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       499,576,689  $        14,369,258  $           341,334  $       314,843,248
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       499,014,143  $        14,369,258  $           341,334  $       314,818,806
   Net assets from contracts in payout..              562,546                   --                   --               24,442
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       499,576,689  $        14,369,258  $           341,334  $       314,843,248
                                          ===================  ===================  ===================  ===================

                                                BHFTII                BHFTII               BHFTII               BHFTII
                                            METLIFE MID CAP           METLIFE              METLIFE              METLIFE
                                              STOCK INDEX         MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       162,316,036  $       118,935,955  $       151,992,936  $        616,561,894
   Accrued dividends....................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    4                    1                    2                    20
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          162,316,040          118,935,956          151,992,938           616,561,914
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   92                  100                  107                    87
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   92                  100                  107                    87
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       162,315,948  $       118,935,856  $       151,992,831  $        616,561,827
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       162,315,948  $       118,935,856  $       151,992,831  $        616,396,185
   Net assets from contracts in payout..                   --                   --                   --               165,642
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       162,315,948  $       118,935,856  $       151,992,831  $        616,561,827
                                          ===================  ===================  ===================  ====================

                                                BHFTII
                                                  MFS                BHFTII
                                             TOTAL RETURN           MFS VALUE
                                              SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        42,330,105  $       294,633,044
   Accrued dividends....................                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                   52                   --
                                          -------------------  -------------------
       Total Assets.....................           42,330,157          294,633,044
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  158                  195
   Due to Brighthouse Life Insurance
     Company............................                   --                    1
                                          -------------------  -------------------
       Total Liabilities................                  158                  196
                                          -------------------  -------------------

NET ASSETS..............................  $        42,329,999  $       294,632,848
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,302,158  $       294,515,826
   Net assets from contracts in payout..               27,841              117,022
                                          -------------------  -------------------
       Total Net Assets.................  $        42,329,999  $       294,632,848
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                BHFTII                BHFTII                BHFTII               BHFTII
                                           NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE       VAN ECK GLOBAL
                                                GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH     NATURAL RESOURCES
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       134,099,310  $        247,006,784  $         13,608,899  $        85,718,010
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    2                     4                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          134,099,312           247,006,788            13,608,899           85,718,010
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                    97                    91                   42
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     1                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                  133                    97                    92                   42
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       134,099,179  $        247,006,691  $         13,608,807  $        85,717,968
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       133,845,307  $        246,973,337  $         13,608,807  $        85,717,968
   Net assets from contracts in payout..              253,872                33,354                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       134,099,179  $        247,006,691  $         13,608,807  $        85,717,968
                                          ===================  ====================  ====================  ===================

                                                 BHFTII
                                              WESTERN ASSET          BHFTII
                                               MANAGEMENT         WESTERN ASSET
                                             STRATEGIC BOND        MANAGEMENT              BLACKROCK          DEUTSCHE I CROCI
                                              OPPORTUNITIES      U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  -------------------  ----------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,075,039,925  $       247,232,864   $          2,949,976   $        12,326,149
   Accrued dividends....................                   --                   --                     --                    --
   Due from Brighthouse Life Insurance
     Company............................                   28                    3                      1                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Assets....................        1,075,039,953          247,232,867              2,949,977            12,326,149
                                          -------------------  -------------------  ----------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  284                  211                     86                     9
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                     --                     2
                                          -------------------  -------------------  ----------------------  -------------------
        Total Liabilities...............                  284                  211                     86                    11
                                          -------------------  -------------------  ----------------------  -------------------

NET ASSETS..............................  $     1,075,039,669  $       247,232,656   $          2,949,891   $        12,326,138
                                          ===================  ===================  ======================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,074,696,294  $       247,118,779   $          2,949,891   $        12,326,138
   Net assets from contracts in payout..              343,375              113,877                     --                    --
                                          -------------------  -------------------  ----------------------  -------------------
        Total Net Assets................  $     1,075,039,669  $       247,232,656   $          2,949,891   $        12,326,138
                                          ===================  ===================  ======================  ===================




                                                FEDERATED             FEDERATED
                                            HIGH INCOME BOND           KAUFMAN
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,020  $             56,345
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................                 2,020                56,345
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     3                     8
   Due to Brighthouse Life Insurance
     Company............................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     5                     8
                                          --------------------  --------------------

NET ASSETS..............................  $              2,015  $             56,337
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,015  $             56,337
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $              2,015  $             56,337
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         72,136,290  $        612,532,924  $          4,800,572  $      4,698,391,914
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    13                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            72,136,290           612,532,937             4,800,572         4,698,391,914
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    65                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    65                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         72,136,289  $        612,532,872  $          4,800,572  $      4,698,391,913
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         72,136,289  $        612,531,040  $          4,800,572  $      4,698,391,913
   Net assets from contracts in payout..                    --                 1,832                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         72,136,289  $        612,532,872  $          4,800,572  $      4,698,391,913
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,853,843,821  $         17,759,917  $        171,904,387  $         63,924,245
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                     3                     9
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................         2,853,843,821            17,759,917           171,904,390            63,924,254
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    33                     7                     3
   Due to Brighthouse Life Insurance
     Company............................                    --                     2                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    35                     7                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $      2,853,843,821  $         17,759,882  $        171,904,383  $         63,924,251
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,853,843,821  $         17,759,882  $        171,904,383  $         63,924,251
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $      2,853,843,821  $         17,759,882  $        171,904,383  $         63,924,251
                                          ====================  ====================  ====================  ====================


                                              FIDELITY VIP          FIDELITY VIP
                                                 MID CAP              OVERSEAS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        431,767,970  $          4,500,891
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     7                    --
                                          --------------------  --------------------
        Total Assets....................           431,767,977             4,500,891
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    25                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                    25                     2
                                          --------------------  --------------------

NET ASSETS..............................  $        431,767,952  $          4,500,889
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        431,756,586  $          4,500,889
   Net assets from contracts in payout..                11,366                    --
                                          --------------------  --------------------
        Total Net Assets................  $        431,767,952  $          4,500,889
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                               INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        260,393,122  $        133,066,172  $        128,307,154  $         70,006,456
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     3                     1                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           260,393,126           133,066,175           128,307,155            70,006,457
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    45                    39                    26                    60
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    45                    39                    26                    60
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        260,393,081  $        133,066,136  $        128,307,129  $         70,006,397
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        260,306,554  $        133,059,502  $        128,306,990  $         69,974,035
   Net assets from contracts in payout..                86,527                 6,634                   139                32,362
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        260,393,081  $        133,066,136  $        128,307,129  $         70,006,397
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        212,665,416  $             14,708  $            127,733  $        671,127,851
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           212,665,418                14,708               127,733           671,127,853
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    30                     2                     5                    32
   Due to Brighthouse Life Insurance
     Company............................                    --                    15                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    30                    17                     6                    32
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        212,665,388  $             14,691  $            127,727  $        671,127,821
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        212,652,321  $             14,691  $            127,727  $        671,100,513
   Net assets from contracts in payout..                13,067                    --                    --                27,308
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        212,665,388  $             14,691  $            127,727  $        671,127,821
                                          ====================  ====================  ====================  ====================

                                              INVESCO V.I.          INVESCO V.I.
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,065  $        268,239,962
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                     4
                                          --------------------  --------------------
        Total Assets....................                 1,065           268,239,966
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    29
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    29
                                          --------------------  --------------------

NET ASSETS..............................  $              1,065  $        268,239,937
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,065  $        268,229,896
   Net assets from contracts in payout..                    --                10,041
                                          --------------------  --------------------
        Total Net Assets................  $              1,065  $        268,239,937
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                        LMPVET                LMPVET                LMPVET
                                                  IVY VIP        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $           318,125   $       314,302,764  $       434,514,228   $       216,960,211
   Accrued dividends......................                   --                    --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                     6                    7                     3
                                            -------------------  --------------------  --------------------  --------------------
       Total Assets.......................              318,125           314,302,770          434,514,235           216,960,214
                                            -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                   12                   118                   62                    64
   Due to Brighthouse Life Insurance
     Company..............................                    1                    --                   --                    --
                                            -------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                   13                   118                   62                    64
                                            -------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $           318,112   $       314,302,652  $       434,514,173   $       216,960,150
                                            ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           318,112   $       314,272,172  $       434,498,791   $       216,857,183
   Net assets from contracts in payout....                   --                30,480               15,382               102,967
                                            -------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $           318,112   $       314,302,652  $       434,514,173   $       216,960,150
                                            ===================  ====================  ====================  ====================

                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE       QS VARIABLE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH     CONSERVATIVE GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $         3,133,005   $         6,992,391  $       110,822,294   $        40,247,367
   Accrued dividends......................                    --                    --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     1                    --                    2                     2
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................             3,133,006             6,992,391          110,822,296            40,247,369
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    23                    71                   86                    36
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                   --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    23                    71                   86                    36
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $         3,132,983   $         6,992,320  $       110,822,210   $        40,247,333
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         3,127,306   $         6,992,320  $       110,813,349   $        40,247,333
   Net assets from contracts in payout....                 5,677                    --                8,861                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $         3,132,983   $         6,992,320  $       110,822,210   $        40,247,333
                                            ====================  ====================  ====================  ====================

                                                                       LMPVET
                                                   LMPVET            QS VARIABLE
                                             QS VARIABLE GROWTH    MODERATE GROWTH
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        88,077,295  $           816,886
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    2                   --
                                            -------------------  -------------------
       Total Assets.......................           88,077,297              816,886
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   27                   21
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   27                   21
                                            -------------------  -------------------

NET ASSETS................................  $        88,077,270  $           816,865
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        87,978,956  $           816,865
   Net assets from contracts in payout....               98,314                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        88,077,270  $           816,865
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                 LMPVIT
                                              WESTERN ASSET
                                             VARIABLE GLOBAL          MFS VIT               MFS VIT              MFS VIT
                                             HIGH YIELD BOND      INVESTORS TRUST        NEW DISCOVERY          RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         88,189,414  $             5,700  $             6,184  $             20,019
   Accrued dividends....................                    --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            88,189,414                5,700                6,184                20,019
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    95                    8                    9                     8
   Due to Brighthouse Life Insurance
     Company............................                     2                    1                    2                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    97                    9                   11                     8
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         88,189,317  $             5,691  $             6,173  $             20,011
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         88,177,895  $             5,691  $             6,173  $             20,011
   Net assets from contracts in payout..                11,422                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         88,189,317  $             5,691  $             6,173  $             20,011
                                          ====================  ===================  ===================  ====================


                                                                                        OPPENHEIMER VA
                                                NEUBERGER         OPPENHEIMER VA            GLOBAL           OPPENHEIMER VA
                                             BERMAN GENESIS          CORE BOND        MULTI-ALTERNATIVES    GOVERNMENT MONEY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $              7,138  $             2,561  $            228,515  $             3,231
   Accrued dividends....................                    --                   --                    --                    1
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                11,287                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                 7,138                2,561               239,802                3,232
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    5                    29                    5
   Due to Brighthouse Life Insurance
     Company............................                     2                    1                    --                    2
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    10                    6                    29                    7
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $              7,128  $             2,555  $            239,773  $             3,225
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              7,128  $             2,555  $            239,773  $             3,225
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $              7,128  $             2,555  $            239,773  $             3,225
                                          ====================  ===================  ====================  ===================


                                             OPPENHEIMER VA
                                               MAIN STREET        OPPENHEIMER VA
                                                SMALL CAP           MAIN STREET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       118,455,463  $            112,994
   Accrued dividends....................                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          -------------------  --------------------
       Total Assets.....................          118,455,464               112,994
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   32                     4
   Due to Brighthouse Life Insurance
     Company............................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                   32                     5
                                          -------------------  --------------------

NET ASSETS..............................  $       118,455,432  $            112,989
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       118,452,486  $            112,989
   Net assets from contracts in payout..                2,946                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       118,455,432  $            112,989
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                PIMCO VIT            PIMCO VIT
                                           COMMODITYREALRETURN       EMERGING              PIMCO VIT            PIONEER VCT
                                                STRATEGY           MARKETS BOND       UNCONSTRAINED BOND       MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           453,295   $           917,941  $            557,139  $         67,870,065
   Accrued dividends....................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                     3
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................              453,295               917,941               557,139            67,870,068
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   19                    19                    28                    65
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                     1                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   20                    19                    29                    65
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $           453,275   $           917,922  $            557,110  $         67,870,003
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           453,275   $           917,922  $            557,110  $         67,870,003
   Net assets from contracts in payout..                   --                    --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $           453,275   $           917,922  $            557,110  $         67,870,003
                                          ====================  ===================  ====================  ====================


                                               PIONEER VCT          T. ROWE PRICE       T. ROWE PRICE         T. ROWE PRICE
                                           REAL ESTATE SHARES     GOVERNMENT MONEY      GROWTH STOCK       INTERNATIONAL STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            238,692  $           396,405  $         7,916,188  $            498,727
   Accrued dividends....................                    --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................               238,692              396,405            7,916,188               498,727
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    69                   --                   --                    --
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    70                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $            238,622  $           396,405  $         7,916,188  $            498,726
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            238,622  $           396,405  $         7,916,188  $            498,726
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $            238,622  $           396,405  $         7,916,188  $            498,726
                                          ====================  ===================  ===================  ====================

                                                TAP 1919             VANECK VIP
                                            VARIABLE SOCIALLY        LONG/SHORT
                                           RESPONSIVE BALANCED      EQUITY INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $            141,484  $           395,294
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
        Total Assets....................               141,484              395,294
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    45                   39
   Due to Brighthouse Life Insurance
     Company............................                     1                    1
                                          --------------------  -------------------
        Total Liabilities...............                    46                   40
                                          --------------------  -------------------

NET ASSETS..............................  $            141,438  $           395,254
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            138,219  $           395,254
   Net assets from contracts in payout..                 3,219                   --
                                          --------------------  -------------------
        Total Net Assets................  $            141,438  $           395,254
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                             SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                                                     VIF GLOBAL
                                                                                                                   INFRASTRUCTURE
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
ASSETS:
   Investments at fair value................................................................................    $            544,781
   Accrued dividends........................................................................................                      --
   Due from Brighthouse Life Insurance
     Company................................................................................................                      --
                                                                                                                --------------------
        Total Assets........................................................................................                 544,781
                                                                                                                --------------------
LIABILITIES:
   Accrued fees.............................................................................................                      46
   Due to Brighthouse Life Insurance
     Company................................................................................................                       1
                                                                                                                --------------------
        Total Liabilities...................................................................................                      47
                                                                                                                --------------------

NET ASSETS..................................................................................................    $            544,734
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.......................................................................    $            544,734
   Net assets from contracts in payout......................................................................                      --
                                                                                                                --------------------
        Total Net Assets....................................................................................    $            544,734
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                      INTERIM STATEMENTS OF OPERATIONS
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                                                                               AMERICAN FUNDS
                                                     ALGER           AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL
                                               SMALL CAP GROWTH           BOND             GLOBAL GROWTH       CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           711,104  $           250,243  $           444,229
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              497,826            1,104,654            2,674,127              964,521
      Administrative charges...............                   --              250,646              559,617              183,533
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              497,826            1,355,300            3,233,744            1,148,054
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (497,826)            (644,196)          (2,983,501)            (703,825)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,962,239            9,121,780                   --
      Realized gains (losses) on sale of
        investments........................            (931,286)               58,621            6,151,617              887,678
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (931,286)            2,020,860           15,273,397              887,678
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,278,314            1,825,617           52,423,977           18,984,190
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           10,347,028            3,846,477           67,697,374           19,871,868
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,849,202  $         3,202,281  $        64,713,873  $        19,168,043
                                             ===================  ===================  ===================  ===================

                                                                                                                    BHFTI
                                                                                            BHFTI AB           ALLIANZ GLOBAL
                                               AMERICAN FUNDS       AMERICAN FUNDS       GLOBAL DYNAMIC       INVESTORS DYNAMIC
                                                   GROWTH            GROWTH-INCOME         ALLOCATION         MULTI-ASSET PLUS
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           934,815  $           921,921  $        47,444,610  $         1,456,826
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,905,515            3,556,750           27,329,027              762,226
      Administrative charges...............            1,371,129              650,726            5,962,341              172,761
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,276,644            4,207,476           33,291,368              934,987
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (7,341,829)          (3,285,555)           14,153,242              521,839
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           73,699,581           24,792,459                   --                   --
      Realized gains (losses) on sale of
        investments........................           19,655,997            5,183,215           30,509,301              100,705
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           93,355,578           29,975,674           30,509,301              100,705
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           50,220,245           24,967,602          240,001,098            8,633,578
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          143,575,823           54,943,276          270,510,399            8,734,283
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       136,233,994  $        51,657,721  $       284,663,641  $         9,256,122
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                 BHFTI
                                                AMERICAN FUNDS        AMERICAN FUNDS
                                              BALANCED ALLOCATION    GROWTH ALLOCATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        49,183,865   $        23,304,954
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           31,203,313            18,258,978
      Administrative charges...............            6,122,985             3,467,599
                                             --------------------  -------------------
        Total expenses.....................           37,326,298            21,726,577
                                             --------------------  -------------------
          Net investment income (loss).....           11,857,567             1,578,377
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          165,207,340           119,321,364
      Realized gains (losses) on sale of
        investments........................           17,840,087            12,548,389
                                             --------------------  -------------------
          Net realized gains (losses)......          183,047,427           131,869,753
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          154,584,110           111,404,977
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          337,631,537           243,274,730
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       349,489,104   $       244,853,107
                                             ====================  ===================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                     BHFTI                BHFTI                 BHFTI               BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS        AQR GLOBAL RISK    BLACKROCK GLOBAL
                                                    GROWTH         MODERATE ALLOCATION        BALANCED       TACTICAL STRATEGIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,853,953  $        28,636,356   $        40,435,068  $        34,290,918
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,653,935           15,285,981            20,359,060           43,309,687
      Administrative charges...............            1,313,459            3,022,588             4,436,625            9,433,260
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,967,394           18,308,569            24,795,685           52,742,947
                                             -------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....          (5,113,441)           10,327,787            15,639,383         (18,452,029)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           75,090,685           70,174,806           113,268,421           61,723,652
      Realized gains (losses) on sale of
        investments........................            9,045,193            7,494,656          (26,754,752)           11,187,893
                                             -------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......           84,135,878           77,669,462            86,513,669           72,911,545
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           44,481,687           46,333,774           (5,752,889)          368,604,717
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          128,617,565          124,003,236            80,760,780          441,516,262
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       123,504,124  $       134,331,023   $        96,400,163  $       423,064,233
                                             ===================  ====================  ===================  ===================


                                                    BHFTI                 BHFTI                BHFTI                BHFTI
                                                  BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE
                                                 HIGH YIELD       ASSET ALLOCATION 100     BALANCED PLUS       SMALL CAP VALUE
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        12,768,348   $        7,293,705   $      116,756,560  $         2,364,678
                                             -------------------  --------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,286,631            5,906,123           63,438,598            2,611,271
      Administrative charges...............              438,493            1,088,124           13,824,124              470,560
                                             -------------------  --------------------  ------------------  -------------------
        Total expenses.....................            2,725,124            6,994,247           77,262,722            3,081,831
                                             -------------------  --------------------  ------------------  -------------------
          Net investment income (loss).....           10,043,224              299,458           39,493,838            (717,153)
                                             -------------------  --------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           32,431,756          371,439,824            9,323,996
      Realized gains (losses) on sale of
        investments........................            (650,249)            6,375,630           16,985,495            2,675,813
                                             -------------------  --------------------  ------------------  -------------------
          Net realized gains (losses)......            (650,249)           38,807,386          388,425,319           11,999,809
                                             -------------------  --------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,639,799           43,251,673          410,677,939              953,455
                                             -------------------  --------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,989,550           82,059,059          799,103,258           12,953,264
                                             -------------------  --------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,032,774   $       82,358,517   $      838,597,096  $        12,236,111
                                             ===================  ====================  ==================  ===================

                                                     BHFTI
                                                 BRIGHTHOUSE/             BHFTI
                                               ABERDEEN EMERGING   BRIGHTHOUSE/ARTISAN
                                                MARKETS EQUITY        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,466,035  $             3,342
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,892,851                2,019
      Administrative charges...............              761,092                  525
                                             -------------------  --------------------
        Total expenses.....................            4,653,943                2,544
                                             -------------------  --------------------
          Net investment income (loss).....            (187,908)                  798
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            2,795,558                1,395
                                             -------------------  --------------------
          Net realized gains (losses)......            2,795,558                1,395
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           73,590,957               60,681
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           76,386,515               62,076
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        76,198,607  $            62,874
                                             ===================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                         BHFTI
                                                    BHFTI            BRIGHTHOUSE/              BHFTI                BHFTI
                                                BRIGHTHOUSE/           FRANKLIN            BRIGHTHOUSE/         BRIGHTHOUSE/
                                                 EATON VANCE         LOW DURATION            TEMPLETON           WELLINGTON
                                                FLOATING RATE        TOTAL RETURN       INTERNATIONAL BOND   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,478,368  $         2,066,152  $                --  $           152,895
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              662,256            1,429,567              361,394              171,766
      Administrative charges...............              122,999              274,357               72,055               29,812
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              785,255            1,703,924              433,449              201,578
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,693,113              362,228            (433,449)             (48,683)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --               15,120              598,609
      Realized gains (losses) on sale of
        investments........................             (34,196)            (255,379)            (352,079)              577,183
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             (34,196)            (255,379)            (336,959)            1,175,792
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (704,438)              134,068            1,127,605              992,221
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (738,634)            (121,311)              790,646            2,168,013
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           954,479  $           240,917  $           357,197  $         2,119,330
                                             ===================  ===================  ===================  ===================



                                                    BHFTI                BHFTI                 BHFTI                BHFTI
                                               CLARION GLOBAL         CLEARBRIDGE          GOLDMAN SACHS       HARRIS OAKMARK
                                                 REAL ESTATE       AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,093,063  $         3,431,594  $         1,403,162  $        10,240,956
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,488,475            4,766,048            1,332,593            6,154,454
      Administrative charges...............              492,280              889,760              248,545            1,158,956
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            2,980,755            5,655,808            1,581,138            7,313,410
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            6,112,308          (2,224,214)            (177,976)            2,927,546
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................              626,833           23,477,753          (1,308,585)            3,269,598
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              626,833           23,477,753          (1,308,585)            3,269,598
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,822,223           39,694,995            8,128,293          138,986,471
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,449,056           63,172,748            6,819,708          142,256,069
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,561,364  $        60,948,534  $         6,641,732  $       145,183,615
                                             ===================  ===================  ===================  ===================


                                                     BHFTI
                                                    INVESCO
                                                 BALANCED-RISK            BHFTI
                                                  ALLOCATION        INVESCO COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        38,285,765  $         16,791,700
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,578,631             6,533,841
      Administrative charges...............            1,894,263             1,369,432
                                             -------------------  --------------------
        Total expenses.....................           10,472,894             7,903,273
                                             -------------------  --------------------
          Net investment income (loss).....           27,812,871             8,888,427
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           53,071,316            22,096,904
      Realized gains (losses) on sale of
        investments........................          (1,590,819)            11,909,579
                                             -------------------  --------------------
          Net realized gains (losses)......           51,480,497            34,006,483
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (42,313,264)            17,544,897
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            9,167,233            51,551,380
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        36,980,104  $         60,439,807
                                             ===================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                    BHFTI               BHFTI                BHFTI               BHFTI
                                               INVESCO MID CAP    INVESCO SMALL CAP        JPMORGAN         JPMORGAN GLOBAL
                                                    VALUE              GROWTH              CORE BOND       ACTIVE ALLOCATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,394,726  $                --  $        8,479,367  $        27,738,386
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,460,093            2,983,809           3,313,279            9,064,110
      Administrative charges...............             485,168              571,580             641,542            2,015,555
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           2,945,261            3,555,389           3,954,821           11,079,665
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           (550,535)          (3,555,389)           4,524,546           16,658,721
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --           33,670,996                  --                   --
      Realized gains (losses) on sale of
        investments........................           2,725,803          (1,270,809)           (347,510)            2,513,130
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           2,725,803           32,400,187           (347,510)            2,513,130
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           5,659,614           17,447,096           2,074,668           93,298,161
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           8,385,417           49,847,283           1,727,158           95,811,291
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        7,834,882  $        46,291,894  $        6,251,704  $       112,470,012
                                             ==================  ===================  ==================  ===================

                                                    BHFTI                BHFTI               BHFTI                BHFTI
                                                  JPMORGAN           LOOMIS SAYLES    METLIFE MULTI-INDEX     MFS RESEARCH
                                               SMALL CAP VALUE      GLOBAL MARKETS       TARGETED RISK        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           323,173  $        2,150,786  $        13,370,488  $        4,601,846
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              270,237           1,497,834            7,196,037           2,615,684
      Administrative charges...............               45,612             288,134            1,634,999             473,552
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................              315,849           1,785,968            8,831,036           3,089,236
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....                7,324             364,818            4,539,452           1,512,610
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,181,118             673,290           24,348,363                  --
      Realized gains (losses) on sale of
        investments........................              479,839           4,664,439            2,041,828           1,312,466
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......            1,660,957           5,337,729           26,390,191           1,312,466
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,613,713)          17,034,804           57,605,378          45,521,096
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               47,244          22,372,533           83,995,569          46,833,562
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            54,568  $       22,737,351  $        88,535,021  $       48,346,172
                                             ===================  ==================  ===================  ==================

                                                     BHFTI               BHFTI
                                                MORGAN STANLEY        OPPENHEIMER
                                                MID CAP GROWTH       GLOBAL EQUITY
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           351,283  $          587,088
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,027,902             565,653
      Administrative charges...............              424,199             119,784
                                             -------------------  ------------------
        Total expenses.....................            2,452,101             685,437
                                             -------------------  ------------------
          Net investment income (loss).....          (2,100,818)            (98,349)
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................            9,395,786           1,989,123
                                             -------------------  ------------------
          Net realized gains (losses)......            9,395,786           1,989,123
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           51,520,232          12,934,877
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           60,916,018          14,924,000
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        58,815,200  $       14,825,651
                                             ===================  ==================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                    BHFTI                BHFTI               BHFTI                BHFTI
                                               PANAGORA GLOBAL      PIMCO INFLATION          PIMCO               PYRAMIS
                                              DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN       GOVERNMENT INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $         9,901,552  $        25,907,924  $       13,114,388
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,273,204            6,319,119           14,451,000           5,147,641
      Administrative charges...............             273,121            1,191,358            2,692,470           1,133,962
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................           1,546,325            7,510,477           17,143,470           6,281,603
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....         (1,546,325)            2,391,075            8,764,454           6,832,785
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --            7,359,886                  --
      Realized gains (losses) on sale of
        investments........................             371,366          (2,895,185)          (1,939,899)         (1,360,769)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             371,366          (2,895,185)            5,419,987         (1,360,769)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................          10,421,357            7,516,741           34,935,362           2,766,516
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          10,792,723            4,621,556           40,355,349           1,405,747
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        9,246,398  $         7,012,631  $        49,119,803  $        8,238,532
                                             ==================  ===================  ===================  ==================

                                                    BHFTI                BHFTI               BHFTI
                                                   PYRAMIS         SCHRODERS GLOBAL       SSGA GROWTH             BHFTI
                                                MANAGED RISK          MULTI-ASSET       AND INCOME ETF       SSGA GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         4,610,795  $        4,768,867  $        32,077,992  $        9,973,899
                                             -------------------  ------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,886,938           5,111,999           12,291,072           4,542,136
      Administrative charges...............              835,097           1,114,383            2,462,024             880,571
                                             -------------------  ------------------  -------------------  ------------------
        Total expenses.....................            4,722,035           6,226,382           14,753,096           5,422,707
                                             -------------------  ------------------  -------------------  ------------------
          Net investment income (loss).....            (111,240)         (1,457,515)           17,324,896           4,551,192
                                             -------------------  ------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               37,184          11,435,548            4,023,720           5,026,529
      Realized gains (losses) on sale of
        investments........................              929,578           2,911,273            6,278,133           4,101,505
                                             -------------------  ------------------  -------------------  ------------------
          Net realized gains (losses)......              966,762          14,346,821           10,301,853           9,128,034
                                             -------------------  ------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           47,544,168          39,802,038          100,639,958          42,204,667
                                             -------------------  ------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           48,510,930          54,148,859          110,941,811          51,332,701
                                             -------------------  ------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        48,399,690  $       52,691,344  $       128,266,707  $       55,883,893
                                             ===================  ==================  ===================  ==================

                                                     BHFTI               BHFTI
                                                 T. ROWE PRICE       T. ROWE PRICE
                                                LARGE CAP VALUE     MID CAP GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        15,824,601  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,466,164            4,802,008
      Administrative charges...............            1,100,008              904,153
                                             -------------------  -------------------
        Total expenses.....................            8,566,172            5,706,161
                                             -------------------  -------------------
          Net investment income (loss).....            7,258,429          (5,706,161)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           64,490,580           43,007,523
      Realized gains (losses) on sale of
        investments........................           11,966,082            7,659,625
                                             -------------------  -------------------
          Net realized gains (losses)......           76,456,662           50,667,148
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (14,719,460)           35,220,440
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           61,737,202           85,887,588
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        68,995,631  $        80,181,427
                                             ===================  ===================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                      BHFTI                BHFTII                BHFTII                BHFTII
                                                    TCW CORE           BAILLIE GIFFORD          BLACKROCK             BLACKROCK
                                                  FIXED INCOME       INTERNATIONAL STOCK       BOND INCOME      CAPITAL APPRECIATION
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,986  $          2,421,411  $          2,151,376   $            14,502
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,487             2,298,881               719,241               158,366
      Administrative charges................                   528               447,432               125,446                25,234
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 3,015             2,746,313               844,687               183,600
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 1,971             (324,902)             1,306,689             (169,098)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   445                    --                    --               354,708
      Realized gains (losses) on sale of
        investments.........................                    69             6,871,829             (150,062)               428,044
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   514             6,871,829             (150,062)               782,752
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 2,380            49,251,243               687,012             2,513,225
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,894            56,123,072               536,950             3,295,977
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              4,865  $         55,798,170  $          1,843,639   $         3,126,879
                                              ====================  ====================  ====================  ====================

                                                     BHFTII                BHFTII               BHFTII                BHFTII
                                                    BLACKROCK         BLACKROCK ULTRA-        BRIGHTHOUSE           BRIGHTHOUSE
                                                 LARGE CAP VALUE       SHORT TERM BOND    ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            126,226  $            283,707  $         1,985,496  $        76,187,504
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                45,884             3,205,468              957,208           38,504,988
      Administrative charges................                 2,255               602,538              182,652            7,285,164
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................                48,139             3,808,006            1,139,860           45,790,152
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....                78,087           (3,524,299)              845,636           30,397,352
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                 6,471            1,539,415          119,349,523
      Realized gains (losses) on sale of
        investments.........................              (48,632)               178,435            (296,826)         (19,785,176)
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......              (48,632)               184,906            1,242,589           99,564,347
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                29,157             1,057,247            2,106,923          132,561,545
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              (19,475)             1,242,153            3,349,512          232,125,892
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             58,612  $        (2,282,146)  $         4,195,148  $       262,523,244
                                              ====================  ====================  ===================  ====================

                                                     BHFTII                BHFTII
                                                   BRIGHTHOUSE           BRIGHTHOUSE
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        112,627,203  $         90,252,615
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            64,329,719            59,082,540
      Administrative charges................            12,184,155            10,866,124
                                              --------------------  --------------------
        Total expenses......................            76,513,874            69,948,664
                                              --------------------  --------------------
           Net investment income (loss).....            36,113,329            20,303,951
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           258,625,430           319,644,678
      Realized gains (losses) on sale of
        investments.........................          (25,948,955)          (14,282,374)
                                              --------------------  --------------------
           Net realized gains (losses)......           232,676,475           305,362,304
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           335,635,151           366,457,419
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           568,311,626           671,819,723
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        604,424,955  $        692,123,674
                                              ====================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                         BHFTII
                                                    BHFTII            BRIGHTHOUSE/             BHFTII
                                                 BRIGHTHOUSE/          DIMENSIONAL          BRIGHTHOUSE/             BHFTII
                                                    ARTISAN           INTERNATIONAL        WELLINGTON CORE          FRONTIER
                                                 MID CAP VALUE        SMALL COMPANY     EQUITY OPPORTUNITIES     MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,075,456  $         1,280,472  $        11,847,249   $                 --
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,151,487              628,607            7,692,340                699,333
      Administrative charges...............               373,264              118,317            1,490,794                130,061
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................             2,524,751              746,924            9,183,134                829,394
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....           (1,449,295)              533,548            2,664,115              (829,394)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,949,500           30,038,797              1,822,177
      Realized gains (losses) on sale of
        investments........................             1,749,632             (50,213)            3,843,070                389,660
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....             1,749,632            2,899,287           33,881,867              2,211,837
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            12,561,099            9,772,878           50,552,909             10,187,787
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            14,310,731           12,672,165           84,434,776             12,399,624
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         12,861,436  $        13,205,713  $        87,098,891   $         11,570,230
                                             ====================  ===================  ====================  ====================



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII            LOOMIS SAYLES         LOOMIS SAYLES      METLIFE AGGREGATE
                                                JENNISON GROWTH      SMALL CAP CORE       SMALL CAP GROWTH        BOND INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            426,376  $             8,848  $                 --  $         8,336,773
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             4,850,643              147,280                 2,029            2,770,347
      Administrative charges...............               884,570               24,810                   513              561,285
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             5,735,213              172,090                 2,542            3,331,632
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (5,308,837)            (163,242)               (2,542)            5,005,141
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            34,865,168              861,884                15,483                   --
      Realized gains (losses) on sale of
        investments........................            11,737,489              339,136               (1,237)            (467,801)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            46,602,657            1,201,020                14,246            (467,801)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            73,877,837              236,269                46,135              507,458
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           120,480,494            1,437,289                60,381               39,657
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        115,171,657  $         1,274,047  $             57,839  $         5,044,798
                                             ====================  ===================  ====================  ===================



                                                    BHFTII               BHFTII
                                                METLIFE MID CAP          METLIFE
                                                  STOCK INDEX        MSCI EAFE INDEX
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,928,971  $          2,883,860
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,540,857             1,076,484
      Administrative charges...............              229,148               179,105
                                             -------------------  --------------------
        Total expenses.....................            1,770,005             1,255,589
                                             -------------------  --------------------
           Net investment income (loss)....              158,966             1,628,271
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,124,455                    --
      Realized gains (losses) on sale of
        investments........................            2,171,406               855,872
                                             -------------------  --------------------
           Net realized gains (losses).....           12,295,861               855,872
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (616,993)            16,725,179
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           11,678,868            17,581,051
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        11,837,834  $         19,209,322
                                             ===================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)




                                                    BHFTII               BHFTII                BHFTII
                                                    METLIFE              METLIFE                 MFS                BHFTII
                                              RUSSELL 2000 INDEX       STOCK INDEX          TOTAL RETURN           MFS VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,493,576  $         9,896,402  $         1,015,017  $          5,511,361
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,428,758            6,141,836              427,087             2,894,253
      Administrative charges...............               244,545            1,009,040               62,124               528,674
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,673,303            7,150,876              489,211             3,422,927
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (179,727)            2,745,526              525,806             2,088,434
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,994,949           17,755,481            2,232,589            17,864,710
      Realized gains (losses) on sale of
        investments........................             3,129,865           21,047,292              647,320             1,429,868
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             9,124,814           38,802,773            2,879,909            19,294,578
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             4,405,163           30,861,030            (451,831)             8,251,599
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            13,529,977           69,663,803            2,428,078            27,546,177
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         13,350,250  $        72,409,329  $         2,953,884  $         29,634,611
                                             ====================  ===================  ===================  ====================



                                                    BHFTII               BHFTII                BHFTII               BHFTII
                                               NEUBERGER BERMAN       T. ROWE PRICE         T. ROWE PRICE       VAN ECK GLOBAL
                                                    GENESIS         LARGE CAP GROWTH      SMALL CAP GROWTH     NATURAL RESOURCES
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            258,259  $           213,406  $             23,269  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,348,822            2,262,931               130,165              796,281
      Administrative charges...............               225,879              414,055                12,827              156,030
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             1,574,701            2,676,986               142,992              952,311
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (1,316,442)          (2,463,580)             (119,723)            (952,311)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            10,917,098           14,130,837               821,981                   --
      Realized gains (losses) on sale of
        investments........................             3,643,070            1,124,974               337,290          (1,790,942)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            14,560,168           15,255,811             1,159,271          (1,790,942)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (3,165,711)           35,787,445               757,966          (5,501,785)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            11,394,457           51,043,256             1,917,237          (7,292,727)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         10,078,015  $        48,579,676  $          1,797,514  $       (8,245,038)
                                             ====================  ===================  ====================  ===================

                                                    BHFTII
                                                 WESTERN ASSET           BHFTII
                                                  MANAGEMENT          WESTERN ASSET
                                                STRATEGIC BOND         MANAGEMENT
                                                 OPPORTUNITIES       U.S. GOVERNMENT
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        41,121,447  $          6,019,981
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,399,424             2,201,691
      Administrative charges...............            1,981,764               464,627
                                             -------------------  --------------------
        Total expenses.....................           11,381,188             2,666,318
                                             -------------------  --------------------
           Net investment income (loss)....           29,740,259             3,353,663
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            3,269,064             (353,251)
                                             -------------------  --------------------
           Net realized gains (losses).....            3,269,064             (353,251)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           31,488,966           (1,289,330)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           34,758,030           (1,642,581)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        64,498,289  $          1,711,082
                                             ===================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                     BLACKROCK          DEUTSCHE I CROCI          FEDERATED
                                              GLOBAL ALLOCATION V.I.      INTERNATIONAL       HIGH INCOME BOND
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                              ----------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $             11,992   $            843,159  $              1,871
                                              ----------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 22,821                120,466                   109
      Administrative charges................                  4,716                     --                    --
                                              ----------------------  --------------------  --------------------
        Total expenses......................                 27,537                120,466                   109
                                              ----------------------  --------------------  --------------------
           Net investment income (loss).....               (15,545)                722,693                 1,762
                                              ----------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                     --                     --                    --
      Realized gains (losses) on sale of
        investments.........................                  4,453              (416,535)               (1,501)
                                              ----------------------  --------------------  --------------------
           Net realized gains (losses)......                  4,453              (416,535)               (1,501)
                                              ----------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                272,329              1,627,999                   415
                                              ----------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                276,782              1,211,464               (1,086)
                                              ----------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $            261,237   $          1,934,157  $                676
                                              ======================  ====================  ====================


                                                    FEDERATED          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                     KAUFMAN           ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $           256,498  $          1,163,520  $              6,228
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   549              729,616             5,396,727                49,993
      Administrative charges................                    --                   --               697,463                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                   549              729,616             6,094,190                49,993
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 (549)            (473,118)           (4,930,670)              (43,765)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 5,494            6,627,738            21,888,259                67,860
      Realized gains (losses) on sale of
        investments.........................                   220            (174,191)            14,433,254                 4,460
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                 5,714            6,453,547            36,321,513                72,320
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 4,431              553,247            52,832,643               278,573
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                10,145            7,006,794            89,154,156               350,893
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              9,596  $         6,533,676  $         84,223,486  $            307,128
                                              ====================  ===================  ====================  ====================

                                                                                              FIDELITY VIP
                                                  FIDELITY VIP          FIDELITY VIP           GOVERNMENT
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            739,575  $                 --  $             82,635
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            68,477,070            44,690,478               186,774
      Administrative charges................                    --                    --                    --
                                              --------------------  --------------------  --------------------
        Total expenses......................            68,477,070            44,690,478               186,774
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....          (67,737,495)          (44,690,478)             (104,139)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            37,824,454                    --
      Realized gains (losses) on sale of
        investments.........................            22,147,804            99,028,476                    --
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......            22,147,804           136,852,930                    --
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           465,555,683           238,386,798                     2
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           487,703,487           375,239,728                     2
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        419,965,992  $        330,549,250  $          (104,137)
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                                     GROWTH               INDEX 500              MID CAP             OVERSEAS
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            192,307  $            203,740  $            512,225  $               841
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,627,773               639,852             3,511,094               38,859
      Administrative charges................                    --                    --               783,077                   --
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             1,627,773               639,852             4,294,171               38,859
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (1,435,466)             (436,112)           (3,781,946)             (38,018)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             9,478,350               185,243            16,793,661                   --
      Realized gains (losses) on sale of
        investments.........................             4,586,696             2,886,573             4,034,954               29,675
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            14,065,046             3,071,816            20,828,615               29,675
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            25,404,355             5,110,033            31,966,523              917,585
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,469,401             8,181,849            52,795,138              947,260
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         38,033,935  $          7,745,737  $         49,013,192  $           909,242
                                              ====================  ====================  ====================  ===================

                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   INCOME VIP         MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,717,335  $          2,996,623  $           655,980  $         1,843,814
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,154,939             1,135,350            1,029,329              820,339
      Administrative charges................               484,620               251,825              233,574              132,171
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................             2,639,559             1,387,175            1,262,903              952,510
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....             8,077,776             1,609,448            (606,923)              891,304
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             5,434,320            8,971,753                   --
      Realized gains (losses) on sale of
        investments.........................               919,850             1,536,319              782,242             (69,320)
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......               919,850             6,970,639            9,753,995             (69,320)
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             8,014,920           (1,639,392)          (4,743,599)            7,293,562
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             8,934,770             5,331,247            5,010,396            7,224,242
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         17,012,546  $          6,940,695  $         4,403,473  $         8,115,546
                                              ====================  ====================  ===================  ===================

                                                FTVIPT TEMPLETON        INVESCO V.I.
                                                 GLOBAL BOND VIP     AMERICAN FRANCHISE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 11
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,748,563                   146
      Administrative charges................               399,774                    --
                                              --------------------  --------------------
        Total expenses......................             2,148,337                   146
                                              --------------------  --------------------
           Net investment income (loss).....           (2,148,337)                 (135)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               686,379                 1,117
      Realized gains (losses) on sale of
        investments.........................           (1,043,439)                    68
                                              --------------------  --------------------
           Net realized gains (losses)......             (357,060)                 1,185
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             8,347,683                 1,685
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             7,990,623                 2,870
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          5,842,286  $              2,735
                                              ====================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                 INVESCO V.I.         INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                  CORE EQUITY       EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $             1,304  $         9,641,383  $                 16   $          3,258,075
                                              -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                1,444            5,551,953                     9              2,168,331
      Administrative charges................                   --            1,227,662                    --                487,522
                                              -------------------  -------------------  --------------------  ---------------------
        Total expenses......................                1,444            6,779,615                     9              2,655,853
                                              -------------------  -------------------  --------------------  ---------------------
           Net investment income (loss).....                (140)            2,861,768                     7                602,222
                                              -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                6,533           12,041,776                    44                     --
      Realized gains (losses) on sale of
        investments.........................               13,772            6,729,105                    12              5,380,781
                                              -------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses)......               20,305           18,770,881                    56              5,380,781
                                              -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................              (7,702)           17,706,148                    19             36,740,142
                                              -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................               12,603           36,477,029                    75             42,120,923
                                              -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            12,463  $        39,338,797  $                 82   $         42,723,145
                                              ===================  ===================  ====================  =====================

                                                                           LMPVET                LMPVET                LMPVET
                                                     IVY VIP        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              1,228  $             67,803   $            55,894  $           267,525
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,187             2,713,428             3,634,642            1,787,542
      Administrative charges................                   540               576,931               786,889              387,664
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 2,727             3,290,359             4,421,531            2,175,206
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,499)           (3,222,556)           (4,365,637)          (1,907,681)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             4,217,387             1,233,190                   --
      Realized gains (losses) on sale of
        investments.........................               (2,517)             7,270,739             9,554,987            4,252,946
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               (2,517)            11,488,126            10,788,177            4,252,946
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                36,759            26,649,894            37,792,370           20,206,170
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                34,242            38,138,020            48,580,547           24,459,116
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             32,743  $         34,915,464   $        44,214,910  $        22,551,435
                                              ====================  ====================  ====================  ====================

                                                     LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                LARGE CAP GROWTH       LARGE CAP VALUE
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $               243   $             3,727
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               36,009                84,229
      Administrative charges................                5,760                13,945
                                              --------------------  --------------------
        Total expenses......................               41,769                98,174
                                              --------------------  --------------------
           Net investment income (loss).....             (41,526)              (94,447)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               30,959                13,799
      Realized gains (losses) on sale of
        investments.........................              134,577               388,274
                                              --------------------  --------------------
           Net realized gains (losses)......              165,536               402,073
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              339,700               314,010
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................              505,236               716,083
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           463,710   $           621,636
                                              ====================  ====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)



                                                    LMPVET               LMPVET                                    LMPVET
                                             CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET             QS VARIABLE
                                               SMALL CAP GROWTH    CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $            92,404  $           109,750  $               450
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               931,086              327,916              714,457                9,146
      Administrative charges...............               197,505               74,018              160,316                1,649
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................             1,128,591              401,934              874,773               10,795
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (1,128,591)            (309,530)            (765,023)             (10,345)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --            2,096,252               17,626
      Realized gains (losses) on sale of
        investments........................             2,605,468              451,670            1,168,312               52,317
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             2,605,468              451,670            3,264,564               69,943
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            14,278,165            3,132,582            7,152,417               26,806
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            16,883,633            3,584,252           10,416,981               96,749
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        15,755,042  $         3,274,722  $         9,651,958  $            86,404
                                             ====================  ===================  ===================  ===================

                                                    LMPVIT
                                                 WESTERN ASSET
                                                VARIABLE GLOBAL          MFS VIT              MFS VIT              MFS VIT
                                                HIGH YIELD BOND      INVESTORS TRUST       NEW DISCOVERY          RESEARCH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                40  $                --  $               265
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              770,131                   71                  228                  202
      Administrative charges...............              165,714                   --                   --                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              935,845                   71                  228                  202
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (935,845)                 (31)                (228)                   63
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  218                  112                1,299
      Realized gains (losses) on sale of
        investments........................            (578,111)                1,016                4,566                1,362
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            (578,111)                1,234                4,678                2,661
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,329,321                (255)                (824)                   77
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,751,210                  979                3,854                2,738
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,815,365  $               948  $             3,626  $             2,801
                                             ===================  ===================  ===================  ===================



                                                   NEUBERGER        OPPENHEIMER VA
                                                BERMAN GENESIS         CORE BOND
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                61
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   44                   32
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................                   44                   32
                                             -------------------  -------------------
          Net investment income (loss).....                 (44)                   29
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                   14                (964)
                                             -------------------  -------------------
          Net realized gains (losses)......                   14                (964)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  596                1,027
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                  610                   63
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               566  $                92
                                             ===================  ===================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONTINUED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                               OPPENHEIMER VA                             OPPENHEIMER VA
                                                   GLOBAL            OPPENHEIMER VA         MAIN STREET        OPPENHEIMER VA
                                             MULTI-ALTERNATIVES     GOVERNMENT MONEY         SMALL CAP           MAIN STREET
                                               SUB-ACCOUNT (a)         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,803  $                 8  $           746,965  $              1,364
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  831                   34              959,069                 1,133
      Administrative charges...............                  199                   --              214,627                    --
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                1,030                   34            1,173,696                 1,133
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....                  773                 (26)            (426,731)                   231
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            6,226,543                 1,830
      Realized gains (losses) on sale of
        investments........................                 (13)                   --            2,826,610                   936
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......                 (13)                   --            9,053,153                 2,766
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (3,464)                    2            3,311,037                10,517
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (3,477)                    2           12,364,190                13,283
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (2,704)  $              (24)  $        11,937,459  $             13,514
                                             ===================  ===================  ===================  ====================

                                                   PIMCO VIT             PIMCO VIT
                                              COMMODITYREALRETURN        EMERGING              PIMCO VIT           PIONEER VCT
                                                   STRATEGY            MARKETS BOND       UNCONSTRAINED BOND      MID CAP VALUE
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             ---------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            50,202   $            31,274  $             5,442  $           418,407
                                             ---------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 3,621                 6,458                4,588              573,484
      Administrative charges...............                   849                 1,350                1,038              125,718
                                             ---------------------  -------------------  -------------------  -------------------
        Total expenses.....................                 4,470                 7,808                5,626              699,202
                                             ---------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                45,732                23,466                (184)            (280,795)
                                             ---------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --            5,426,448
      Realized gains (losses) on sale of
        investments........................               (6,057)                 2,049                1,852              535,922
                                             ---------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               (6,057)                 2,049                1,852            5,962,370
                                             ---------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (57,483)                38,423               16,937          (1,943,141)
                                             ---------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (63,540)                40,472               18,789            4,019,229
                                             ---------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $          (17,808)   $            63,938  $            18,605  $         3,738,434
                                             =====================  ===================  ===================  ===================


                                                 PIONEER VCT         T. ROWE PRICE
                                             REAL ESTATE SHARES    GOVERNMENT MONEY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,133  $             1,257
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,468                2,768
      Administrative charges...............                  444                   --
                                             -------------------  -------------------
        Total expenses.....................                2,912                2,768
                                             -------------------  -------------------
          Net investment income (loss).....                1,221              (1,511)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               15,896                   --
      Realized gains (losses) on sale of
        investments........................                (125)                   --
                                             -------------------  -------------------
          Net realized gains (losses)......               15,771                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (14,731)                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                1,040                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,261  $           (1,511)
                                             ===================  ===================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               INTERIM STATEMENTS OF OPERATIONS -- (CONCLUDED)
                FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017
                                 (UNAUDITED)


                                                                                                  TAP 1919
                                                   T. ROWE PRICE          T. ROWE PRICE       VARIABLE SOCIALLY
                                                   GROWTH STOCK        INTERNATIONAL STOCK   RESPONSIVE BALANCED
                                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $                 --  $                 --
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 48,758                 2,983                 1,456
      Administrative charges.................                     --                    --                   274
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                 48,758                 2,983                 1,730
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......               (48,758)               (2,983)               (1,730)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                     --                    --                    --
      Realized gains (losses) on sale of
         investments.........................                245,091                   983                 1,168
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......                245,091                   983                 1,168
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,401,012                91,833                14,677
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,646,103                92,816                15,845
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,597,345  $             89,833  $             14,115
                                               =====================  ====================  =====================

                                                    VANECK VIP
                                                    LONG/SHORT            VIF GLOBAL
                                                   EQUITY INDEX         INFRASTRUCTURE
                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $              11,960
                                               --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 3,482                  4,307
      Administrative charges.................                   812                  1,014
                                               --------------------  ---------------------
         Total expenses......................                 4,294                  5,321
                                               --------------------  ---------------------
           Net investment income (loss)......               (4,294)                  6,639
                                               --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 26,022
      Realized gains (losses) on sale of
         investments.........................                 3,048                  (238)
                                               --------------------  ---------------------
           Net realized gains (losses).......                 3,048                 25,784
                                               --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                14,640                 22,799
                                               --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                17,688                 48,583
                                               --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             13,394  $              55,222
                                               ====================  =====================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                 INTERIM STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                          ALGER SMALL CAP GROWTH                AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                        SEPTEMBER          DECEMBER          SEPTEMBER         DECEMBER
                                          2017               2016              2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (497,826)  $       (594,785)  $      (644,196)  $        422,201
   Net realized gains (losses)....         (931,286)          4,595,904         2,020,860           774,546
   Change in unrealized gains
     (losses) on investments......        11,278,314        (2,062,118)         1,825,617         1,209,210
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,849,202          1,939,001         3,202,281         2,405,957
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           449,931            675,935         1,077,104         2,031,146
   Net transfers (including fixed
     account).....................         (892,254)        (1,615,754)        10,715,297       (3,839,661)
   Contract charges...............           (3,983)            (5,793)       (1,156,264)       (1,722,627)
   Transfers for contract benefits
     and terminations.............       (3,083,931)        (3,112,099)      (10,162,442)      (12,665,730)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,530,237)        (4,057,711)           473,695      (16,196,872)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,318,965        (2,118,710)         3,675,976      (13,790,915)
NET ASSETS:
   Beginning of period............        46,089,499         48,208,209       132,721,070       146,511,985
                                    ----------------  -----------------  ----------------  ----------------
   End of period..................  $     52,408,464  $      46,089,499  $    136,397,046  $    132,721,070
                                    ================  =================  ================  ================

                                                                                  AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH         GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,983,501)  $    (1,505,705)  $      (703,825)  $    (1,189,876)
   Net realized gains (losses)....        15,273,397        25,972,672           887,678        20,349,444
   Change in unrealized gains
     (losses) on investments......        52,423,977      (27,161,768)        18,984,190      (18,427,737)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        64,713,873       (2,694,801)        19,168,043           731,831
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,055,011         4,790,556         1,123,125         2,020,273
   Net transfers (including fixed
     account).....................       (9,694,617)         (592,274)       (1,555,100)             2,205
   Contract charges...............       (2,512,209)       (3,241,277)         (847,706)       (1,093,814)
   Transfers for contract benefits
     and terminations.............      (21,843,748)      (21,872,968)       (6,601,062)       (8,327,183)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,995,563)      (20,915,963)       (7,880,743)       (7,398,519)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        33,718,310      (23,610,764)        11,287,300       (6,666,688)
NET ASSETS:
   Beginning of period............       277,038,594       300,649,358       106,488,578       113,155,266
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    310,756,904  $    277,038,594  $    117,775,878  $    106,488,578
                                    ================  ================  ================  ================


                                           AMERICAN FUNDS GROWTH          AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,341,829)  $    (4,888,553)  $    (3,285,555)  $          3,542
   Net realized gains (losses)....        93,355,578        76,420,967        29,975,674        43,226,654
   Change in unrealized gains
     (losses) on investments......        50,220,245      (17,514,843)        24,967,602       (9,886,897)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       136,233,994        54,017,571        51,657,721        33,343,299
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,020,060         3,082,401         6,223,294         8,063,591
   Net transfers (including fixed
     account).....................      (30,108,779)      (21,988,289)         1,504,839       (3,356,757)
   Contract charges...............       (6,329,124)       (8,107,246)       (2,936,126)       (3,704,672)
   Transfers for contract benefits
     and terminations.............      (52,150,497)      (56,205,378)      (26,015,578)      (28,813,651)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (87,568,340)      (83,218,512)      (21,223,571)      (27,811,489)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        48,665,654      (29,200,941)        30,434,150         5,531,810
NET ASSETS:
   Beginning of period............       724,894,313       754,095,254       363,982,389       358,450,579
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    773,559,967  $    724,894,313  $    394,416,539  $    363,982,389
                                    ================  ================  ================  ================

                                              BHFTI AB GLOBAL
                                            DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     14,153,242  $      5,973,861
   Net realized gains (losses)....        30,509,301        51,718,394
   Change in unrealized gains
     (losses) on investments......       240,001,098         9,838,368
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       284,663,641        67,530,623
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        27,901,659        91,389,346
   Net transfers (including fixed
     account).....................      (56,268,780)      (13,114,222)
   Contract charges...............      (37,707,623)      (52,207,471)
   Transfers for contract benefits
     and terminations.............     (124,768,062)     (155,091,820)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (190,842,806)     (129,024,167)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............        93,820,835      (61,493,544)
NET ASSETS:
   Beginning of period............     3,143,878,353     3,205,371,897
                                    ----------------  ----------------
   End of period..................  $  3,237,699,188  $  3,143,878,353
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                     BHFTI ALLIANZ GLOBAL INVESTORS            BHFTI AMERICAN FUNDS
                                        DYNAMIC MULTI-ASSET PLUS                BALANCED ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        521,839  $      (969,724)  $     11,857,567  $      2,921,701
   Net realized gains (losses)....           100,705          (35,898)       183,047,427       275,771,097
   Change in unrealized gains
     (losses) on investments......         8,633,578         1,607,504       154,584,110      (91,485,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,256,122           601,882       349,489,104       187,207,471
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,604,288        16,857,944        40,895,561        75,145,456
   Net transfers (including fixed
     account).....................         7,791,963         8,788,221        48,537,284        17,486,675
   Contract charges...............         (953,940)       (1,007,330)      (32,573,034)      (41,225,539)
   Transfers for contract benefits
     and terminations.............       (3,116,761)       (3,883,641)     (200,477,764)     (203,968,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        13,325,550        20,755,194     (143,617,953)     (152,562,082)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        22,581,672        21,357,076       205,871,151        34,645,389
NET ASSETS:
   Beginning of period............        82,224,138        60,867,062     3,152,567,972     3,117,922,583
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    104,805,810  $     82,224,138  $  3,358,439,123  $  3,152,567,972
                                    ================  ================  ================  ================

                                          BHFTI AMERICAN FUNDS
                                            GROWTH ALLOCATION               BHFTI AMERICAN FUNDS GROWTH
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,578,377  $    (4,425,844)  $    (5,113,441)  $    (7,607,989)
   Net realized gains (losses)....       131,869,753       184,760,628        84,135,878       167,126,272
   Change in unrealized gains
     (losses) on investments......       111,404,977      (60,183,857)        44,481,687     (113,400,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       244,853,107       120,150,927       123,504,124        46,117,857
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,756,279        14,790,852        12,041,802        15,004,069
   Net transfers (including fixed
     account).....................        35,247,873       (7,001,718)      (13,112,653)       (2,350,119)
   Contract charges...............      (18,319,336)      (22,193,183)       (6,471,989)       (7,912,275)
   Transfers for contract benefits
     and terminations.............     (101,473,885)     (101,195,265)      (40,308,702)      (37,390,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (74,789,069)     (115,599,314)      (47,851,542)      (32,648,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       170,064,038         4,551,613        75,652,582        13,469,342
NET ASSETS:
   Beginning of period............     1,744,990,829     1,740,439,216       654,182,440       640,713,098
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $  1,915,054,867  $  1,744,990,829  $    729,835,022  $    654,182,440
                                    ================  ================  ================  ================

                                           BHFTI AMERICAN FUNDS
                                            MODERATE ALLOCATION            BHFTI AQR GLOBAL RISK BALANCED
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      10,327,787  $      6,245,320  $     15,639,383  $   (34,268,735)
   Net realized gains (losses)....         77,669,462       107,146,104        86,513,669      (47,850,610)
   Change in unrealized gains
     (losses) on investments......         46,333,774      (30,620,445)       (5,752,889)       257,505,457
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        134,331,023        82,770,979        96,400,163       175,386,112
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         21,955,681        37,516,663        12,807,490        18,022,447
   Net transfers (including fixed
     account).....................            924,468        32,849,220      (38,517,063)      (61,831,482)
   Contract charges...............       (16,658,846)      (21,143,513)      (28,823,079)      (41,914,869)
   Transfers for contract benefits
     and terminations.............       (97,350,057)     (109,118,456)     (100,154,271)     (125,669,688)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (91,128,754)      (59,896,086)     (154,686,923)     (211,393,592)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         43,202,269        22,874,893      (58,286,760)      (36,007,480)
NET ASSETS:
   Beginning of period............      1,590,453,756     1,567,578,863     2,395,534,199     2,431,541,679
                                    -----------------  ----------------  ----------------  ----------------
   End of period..................  $   1,633,656,025  $  1,590,453,756  $  2,337,247,439  $  2,395,534,199
                                    =================  ================  ================  ================

                                          BHFTI BLACKROCK GLOBAL
                                            TACTICAL STRATEGIES
                                                SUB-ACCOUNT
                                    -----------------------------------
                                         SEPTEMBER         DECEMBER
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (18,452,029)  $      2,654,460
   Net realized gains (losses)....         72,911,545       416,909,101
   Change in unrealized gains
     (losses) on investments......        368,604,717     (270,413,192)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        423,064,233       149,150,369
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         41,734,876       115,567,257
   Net transfers (including fixed
     account).....................       (78,434,369)      (57,324,406)
   Contract charges...............       (59,215,883)      (82,433,198)
   Transfers for contract benefits
     and terminations.............      (212,246,189)     (253,893,832)
                                    -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (308,161,565)     (278,084,179)
                                    -----------------  ----------------
     Net increase (decrease)
       in net assets..............        114,902,668     (128,933,810)
NET ASSETS:
   Beginning of period............      4,999,248,698     5,128,182,508
                                    -----------------  ----------------
   End of period..................  $   5,114,151,366  $  4,999,248,698
                                    =================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                                                 BHFTI BRIGHTHOUSE
                                        BHFTI BLACKROCK HIGH YIELD             ASSET ALLOCATION 100
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     10,043,224  $     11,580,248  $         299,458  $      3,646,362
   Net realized gains (losses)....         (650,249)       (3,986,750)         38,807,386        77,714,514
   Change in unrealized gains
     (losses) on investments......         3,639,799        18,199,885         43,251,673      (42,750,032)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        13,032,774        25,793,383         82,358,517        38,610,844
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,824,514         3,939,058          1,698,007         4,336,940
   Net transfers (including fixed
     account).....................         3,460,598         8,925,766        (9,838,933)      (19,949,139)
   Contract charges...............       (2,089,197)       (2,708,304)        (3,920,931)       (4,987,628)
   Transfers for contract benefits
     and terminations.............      (14,042,016)      (14,990,899)       (27,628,882)      (36,048,067)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (9,846,101)       (4,834,379)       (39,690,739)      (56,647,894)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         3,186,673        20,959,004         42,667,778      (18,037,050)
NET ASSETS:
   Beginning of period............       231,879,405       210,920,401        557,780,998       575,818,048
                                    ----------------  ----------------  -----------------  ----------------
   End of period..................  $    235,066,078  $    231,879,405  $     600,448,776  $    557,780,998
                                    ================  ================  =================  ================


                                      BHFTI BRIGHTHOUSE BALANCED PLUS    BHFTI BRIGHTHOUSE SMALL CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     39,493,838  $      99,157,622  $      (717,153)  $    (1,309,213)
   Net realized gains (losses)....       388,425,319         83,546,261        11,999,809         5,062,414
   Change in unrealized gains
     (losses) on investments......       410,677,939        262,223,058           953,455        59,471,093
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       838,597,096        444,926,941        12,236,111        63,224,294
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       126,780,585        157,046,169         1,156,862         1,349,329
   Net transfers (including fixed
     account).....................       213,826,496        111,182,918       (1,091,433)      (11,765,305)
   Contract charges...............      (83,107,904)      (107,705,162)       (1,566,201)       (1,989,354)
   Transfers for contract benefits
     and terminations.............     (310,409,320)      (343,550,385)      (17,609,544)      (20,501,444)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (52,910,143)      (183,026,460)      (19,110,316)      (32,906,774)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       785,686,953        261,900,481       (6,874,205)        30,317,520
NET ASSETS:
   Beginning of period............     6,925,324,483      6,663,424,002       266,605,506       236,287,986
                                    ----------------  -----------------  ----------------  ----------------
   End of period..................  $  7,711,011,436  $   6,925,324,483  $    259,731,301  $    266,605,506
                                    ================  =================  ================  ================

                                        BHFTI BRIGHTHOUSE/ABERDEEN                     BHFTI
                                          EMERGING MARKETS EQUITY        BRIGHTHOUSE/ARTISAN INTERNATIONAL
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (187,908)  $    (2,095,800)  $            798  $          (497)
   Net realized gains (losses)....         2,795,558       (3,800,343)             1,395             (407)
   Change in unrealized gains
     (losses) on investments......        73,590,957        42,924,968            60,681          (17,443)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,198,607        37,028,825            62,874          (18,347)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,296,637         4,919,847            20,259           134,986
   Net transfers (including fixed
     account).....................       (9,310,904)      (10,048,590)             7,332             3,749
   Contract charges...............       (3,842,473)       (4,895,870)             (415)              (34)
   Transfers for contract benefits
     and terminations.............      (22,190,560)      (21,935,749)           (5,185)           (7,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (33,047,300)      (31,960,362)            21,991           130,878
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        43,151,307         5,068,463            84,865           112,531
NET ASSETS:
   Beginning of period............       370,235,661       365,167,198           233,690           121,159
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    413,386,968  $    370,235,661  $        318,555  $        233,690
                                    ================  ================  ================  ================

                                          BHFTI BRIGHTHOUSE/EATON
                                            VANCE FLOATING RATE
                                                SUB-ACCOUNT
                                    -----------------------------------
                                         SEPTEMBER         DECEMBER
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,693,113  $      1,532,327
   Net realized gains (losses)....           (34,196)         (526,227)
   Change in unrealized gains
     (losses) on investments......          (704,438)         3,593,742
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            954,479         4,599,842
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            605,656         1,034,528
   Net transfers (including fixed
     account).....................          3,262,671         1,584,549
   Contract charges...............          (455,461)         (623,176)
   Transfers for contract benefits
     and terminations.............        (5,643,191)       (5,796,986)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (2,230,325)       (3,801,085)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............        (1,275,846)           798,757
NET ASSETS:
   Beginning of period............         64,827,675        64,028,918
                                    -----------------  ----------------
   End of period..................  $      63,551,829  $     64,827,675
                                    =================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                       BHFTI BRIGHTHOUSE/FRANKLIN           BHFTI BRIGHTHOUSE/TEMPLETON
                                        LOW DURATION TOTAL RETURN               INTERNATIONAL BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        362,228  $      2,005,297  $      (433,449)  $      (595,099)
   Net realized gains (losses)....         (255,379)       (1,131,686)         (336,959)       (1,008,231)
   Change in unrealized gains
     (losses) on investments......           134,068         1,355,961         1,127,605         1,285,705
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           240,917         2,229,572           357,197         (317,625)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,770         1,614,780            51,844           351,551
   Net transfers (including fixed
     account).....................        11,343,195       (2,839,999)           951,383          (27,849)
   Contract charges...............       (1,408,802)       (1,945,246)         (403,227)         (574,332)
   Transfers for contract benefits
     and terminations.............       (7,577,441)      (12,067,365)       (1,778,485)       (2,287,396)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,939,722      (15,237,830)       (1,178,485)       (2,538,026)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,180,639      (13,008,258)         (821,288)       (2,855,651)
NET ASSETS:
   Beginning of period............       144,974,836       157,983,094        39,493,620        42,349,271
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    148,155,475  $    144,974,836  $     38,672,332  $     39,493,620
                                    ================  ================  ================  ================

                                       BHFTI BRIGHTHOUSE/WELLINGTON
                                            LARGE CAP RESEARCH           BHFTI CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (48,683)  $         87,871  $      6,112,308  $      1,523,432
   Net realized gains (losses)....          1,175,792         1,505,098           626,833         1,382,227
   Change in unrealized gains
     (losses) on investments......            992,221         (634,599)         4,822,223       (4,178,951)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,119,330           958,370        11,561,364       (1,273,292)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             19,520           238,593         1,209,721         3,372,054
   Net transfers (including fixed
     account).....................          (618,590)         (265,280)         5,237,697       (2,622,191)
   Contract charges...............          (171,342)         (205,310)       (2,136,508)       (3,088,944)
   Transfers for contract benefits
     and terminations.............          (743,268)       (1,041,933)      (17,063,855)      (21,750,625)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (1,513,680)       (1,273,930)      (12,752,945)      (24,089,706)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            605,650         (315,560)       (1,191,581)      (25,362,998)
NET ASSETS:
   Beginning of period............         15,301,423        15,616,983       263,186,597       288,549,595
                                    -----------------  ----------------  ----------------  ----------------
   End of period..................  $      15,907,073  $     15,301,423  $    261,995,016  $    263,186,597
                                    =================  ================  ================  ================

                                             BHFTI CLEARBRIDGE                    BHFTI GOLDMAN
                                             AGGRESSIVE GROWTH                 SACHS MID CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,224,214)  $    (5,588,236)  $      (177,976)  $    (1,014,625)
   Net realized gains (losses)....        23,477,753        22,877,688       (1,308,585)         6,324,523
   Change in unrealized gains
     (losses) on investments......        39,694,995      (14,020,970)         8,128,293         9,272,110
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        60,948,534         3,268,482         6,641,732        14,582,008
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,018,491         3,397,099           424,765           919,911
   Net transfers (including fixed
     account).....................      (16,374,142)      (19,419,615)         (682,351)       (6,678,370)
   Contract charges...............       (3,924,371)       (5,138,876)         (894,326)       (1,261,981)
   Transfers for contract benefits
     and terminations.............      (32,300,561)      (33,772,189)       (9,290,933)      (10,641,399)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (50,580,583)      (54,933,581)      (10,442,845)      (17,661,839)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,367,951      (51,665,099)       (3,801,113)       (3,079,831)
NET ASSETS:
   Beginning of period............       461,921,010       513,586,109       136,116,482       139,196,313
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    472,288,961  $    461,921,010  $    132,315,369  $    136,116,482
                                    ================  ================  ================  ================

                                               BHFTI HARRIS
                                           OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,927,546  $       3,149,253
   Net realized gains (losses)....         3,269,598         26,318,341
   Change in unrealized gains
     (losses) on investments......       138,986,471          6,566,866
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       145,183,615         36,034,460
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,381,210          6,425,156
   Net transfers (including fixed
     account).....................      (19,578,746)       (17,956,920)
   Contract charges...............       (5,013,662)        (6,093,836)
   Transfers for contract benefits
     and terminations.............      (35,476,933)       (37,856,237)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (55,688,131)       (55,481,837)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............        89,495,484       (19,447,377)
NET ASSETS:
   Beginning of period............       576,095,441        595,542,818
                                    ----------------  -----------------
   End of period..................  $    665,590,925  $     576,095,441
                                    ================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                              BHFTI INVESCO
                                        BALANCED-RISK ALLOCATION             BHFTI INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     27,812,871  $   (10,301,625)  $      8,888,427  $      7,486,419
   Net realized gains (losses)....        51,480,497       (2,513,753)        34,006,483        63,625,214
   Change in unrealized gains
     (losses) on investments......      (42,313,264)        91,035,525        17,544,897        32,001,192
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        36,980,104        78,220,147        60,439,807       103,112,825
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        40,866,971        50,176,000         7,933,880        10,601,201
   Net transfers (including fixed
     account).....................        51,781,901        89,247,502       (6,278,563)      (12,378,231)
   Contract charges...............      (12,003,217)      (13,936,272)       (6,525,606)       (8,170,800)
   Transfers for contract benefits
     and terminations.............      (38,553,231)      (40,178,930)      (47,436,390)      (50,036,257)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        42,092,424        85,308,300      (52,306,679)      (59,984,087)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        79,072,528       163,528,447         8,133,128        43,128,738
NET ASSETS:
   Beginning of period............       940,598,161       777,069,714       742,413,375       699,284,637
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $  1,019,670,689  $    940,598,161  $    750,546,503  $    742,413,375
                                    ================  ================  ================  ================


                                       BHFTI INVESCO MID CAP VALUE      BHFTI INVESCO SMALL CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    --------------------------------  ----------------------------------
                                        SEPTEMBER       DECEMBER          SEPTEMBER         DECEMBER
                                          2017            2016              2017              2016
                                    ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (550,535)  $   (2,197,834)  $    (3,555,389)  $    (4,386,925)
   Net realized gains (losses)....        2,725,803       13,095,340        32,400,187        49,880,127
   Change in unrealized gains
     (losses) on investments......        5,659,614       22,991,597        17,447,096      (18,425,902)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        7,834,882       33,889,103        46,291,894        27,067,300
                                    ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        5,039,096        6,933,353         4,748,723         5,647,259
   Net transfers (including fixed
     account).....................      (3,456,741)        1,237,691       (4,248,155)       (6,176,045)
   Contract charges...............      (2,490,153)      (3,157,009)       (2,378,215)       (2,926,164)
   Transfers for contract benefits
     and terminations.............     (14,572,559)     (14,253,523)      (19,536,841)      (19,107,037)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (15,480,357)      (9,239,488)      (21,414,488)      (22,561,987)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (7,645,475)       24,649,615        24,877,406         4,505,313
NET ASSETS:
   Beginning of period............      268,931,465      244,281,850       296,393,238       291,887,925
                                    ---------------  ---------------  ----------------  ----------------
   End of period..................  $   261,285,990  $   268,931,465  $    321,270,644  $    296,393,238
                                    ===============  ===============  ================  ================

                                                                                 BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND           GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,524,546  $      4,214,903  $     16,658,721  $      7,722,055
   Net realized gains (losses)....         (347,510)         (155,743)         2,513,130        17,866,051
   Change in unrealized gains
     (losses) on investments......         2,074,668       (2,012,185)        93,298,161       (9,890,380)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,251,704         2,046,975       112,470,012        15,697,726
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,448,681         3,488,610        33,972,676        75,632,639
   Net transfers (including fixed
     account).....................        19,751,704        19,870,012           507,634        12,735,511
   Contract charges...............       (3,408,262)       (4,561,818)      (12,221,224)      (16,205,205)
   Transfers for contract benefits
     and terminations.............      (22,245,298)      (22,381,738)      (45,096,173)      (46,438,860)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,453,175)       (3,584,934)      (22,837,087)        25,724,085
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,798,529       (1,537,959)        89,632,925        41,421,811
NET ASSETS:
   Beginning of period............       339,144,828       340,682,787     1,042,207,011     1,000,785,200
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    340,943,357  $    339,144,828  $  1,131,839,936  $  1,042,207,011
                                    ================  ================  ================  ================


                                     BHFTI JPMORGAN SMALL CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          7,324  $         27,357
   Net realized gains (losses)....         1,660,957         1,990,651
   Change in unrealized gains
     (losses) on investments......       (1,613,713)         4,123,036
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            54,568         6,141,044
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            48,861           377,114
   Net transfers (including fixed
     account).....................         (246,905)       (1,284,706)
   Contract charges...............         (243,560)         (300,537)
   Transfers for contract benefits
     and terminations.............       (1,503,742)       (1,690,161)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,945,346)       (2,898,290)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,890,778)         3,242,754
NET ASSETS:
   Beginning of period............        26,376,632        23,133,878
                                    ----------------  ----------------
   End of period..................  $     24,485,854  $     26,376,632
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                               BHFTI LOOMIS                        BHFTI METLIFE
                                           SAYLES GLOBAL MARKETS             MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        364,818  $        182,134  $      4,539,452  $      (371,686)
   Net realized gains (losses)....         5,337,729         9,600,422        26,390,191           284,022
   Change in unrealized gains
     (losses) on investments......        17,034,804       (5,021,627)        57,605,378        23,166,215
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,737,351         4,760,929        88,535,021        23,078,551
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,021,793         1,629,123        44,847,036       146,003,566
   Net transfers (including fixed
     account).....................       (5,770,770)       (7,028,228)         5,404,488        85,670,437
   Contract charges...............       (1,295,696)       (1,788,348)       (9,916,978)      (11,135,104)
   Transfers for contract benefits
     and terminations.............       (9,257,050)      (10,360,270)      (31,820,335)      (29,873,770)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,301,723)      (17,547,723)         8,514,211       190,665,129
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,435,628      (12,786,794)        97,049,232       213,743,680
NET ASSETS:
   Beginning of period............       148,612,417       161,399,211       847,575,021       633,831,341
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    156,048,045  $    148,612,417  $    944,624,253  $    847,575,021
                                    ================  ================  ================  ================

                                                                                BHFTI MORGAN
                                    BHFTI MFS RESEARCH INTERNATIONAL       STANLEY MID CAP GROWTH
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                    --------------------------------  ---------------------------------
                                        SEPTEMBER       DECEMBER          SEPTEMBER        DECEMBER
                                          2017            2016              2017             2016
                                    ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     1,512,610  $     1,087,152  $   (2,100,818)  $    (2,927,589)
   Net realized gains (losses)....        1,312,466      (1,908,775)        9,395,786         2,940,257
   Change in unrealized gains
     (losses) on investments......       45,521,096      (5,640,472)       51,520,232      (20,657,747)
                                    ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       48,346,172      (6,462,095)       58,815,200      (20,645,079)
                                    ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,184,052        2,345,413        2,938,547         5,154,126
   Net transfers (including fixed
     account).....................      (7,746,345)        1,343,494     (10,954,962)        10,765,513
   Contract charges...............      (1,878,289)      (2,432,236)      (2,258,171)       (2,683,209)
   Transfers for contract benefits
     and terminations.............     (18,148,614)     (18,900,434)     (11,304,313)      (11,898,645)
                                    ---------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (26,589,196)     (17,643,763)     (21,578,899)         1,337,785
                                    ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       21,756,976     (24,105,858)       37,236,301      (19,307,294)
NET ASSETS:
   Beginning of period............      247,879,900      271,985,758      201,153,118       220,460,412
                                    ---------------  ---------------  ---------------  ----------------
   End of period..................  $   269,636,876  $   247,879,900  $   238,389,419  $    201,153,118
                                    ===============  ===============  ===============  ================

                                                                                 BHFTI PANAGORA
                                     BHFTI OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,349)  $      (294,846)  $    (1,546,325)  $        978,295
   Net realized gains (losses)....         1,989,123         3,506,252           371,366         1,816,019
   Change in unrealized gains
     (losses) on investments......        12,934,877       (4,061,196)        10,421,357       (2,298,273)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,825,651         (849,790)         9,246,398           496,041
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            58,854           796,758        13,886,805        21,255,721
   Net transfers (including fixed
     account).....................       (3,053,988)         1,559,887        34,306,300        63,435,064
   Contract charges...............         (427,428)         (535,014)       (1,568,296)         (700,033)
   Transfers for contract benefits
     and terminations.............       (5,364,841)       (6,477,083)       (4,571,211)       (2,852,672)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,787,403)       (4,655,452)        42,053,598        81,138,080
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,038,248       (5,505,242)        51,299,996        81,634,121
NET ASSETS:
   Beginning of period............        59,761,246        65,266,488       102,757,891        21,123,770
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     65,799,494  $     59,761,246  $    154,057,887  $    102,757,891
                                    ================  ================  ================  ================

                                               BHFTI PIMCO
                                        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,391,075  $    (9,898,158)
   Net realized gains (losses)....       (2,895,185)      (10,740,646)
   Change in unrealized gains
     (losses) on investments......         7,516,741        40,944,062
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,012,631        20,305,258
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,903,968         3,240,908
   Net transfers (including fixed
     account).....................        43,566,622        17,081,530
   Contract charges...............       (6,109,060)       (7,965,099)
   Transfers for contract benefits
     and terminations.............      (37,211,674)      (44,800,654)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         2,149,856      (32,443,315)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,162,487      (12,138,057)
NET ASSETS:
   Beginning of period............       622,764,700       634,902,757
                                    ----------------  ----------------
   End of period..................  $    631,927,187  $    622,764,700
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                         BHFTI PIMCO TOTAL RETURN        BHFTI PYRAMIS GOVERNMENT INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,764,454  $     15,567,461  $     6,832,785  $      5,121,802
   Net realized gains (losses)....         5,419,987       (9,752,580)      (1,360,769)           484,438
   Change in unrealized gains
     (losses) on investments......        34,935,362        11,149,277        2,766,516       (5,834,587)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        49,119,803        16,964,158        8,238,532         (228,347)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,832,712        10,347,774        5,754,945        15,864,750
   Net transfers (including fixed
     account).....................        89,844,602      (15,057,846)     (31,679,578)        44,787,356
   Contract charges...............      (13,630,019)      (18,905,496)      (7,362,738)      (12,288,781)
   Transfers for contract benefits
     and terminations.............      (88,067,184)     (108,958,935)     (34,785,818)      (50,418,725)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (7,019,889)     (132,574,503)     (68,073,189)       (2,055,400)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        42,099,914     (115,610,345)     (59,834,657)       (2,283,747)
NET ASSETS:
   Beginning of period............     1,446,213,216     1,561,823,561      648,755,946       651,039,693
                                    ----------------  ----------------  ---------------  ----------------
   End of period..................  $  1,488,313,130  $  1,446,213,216  $   588,921,289  $    648,755,946
                                    ================  ================  ===============  ================

                                                                                BHFTI SCHRODERS
                                       BHFTI PYRAMIS MANAGED RISK             GLOBAL MULTI-ASSET
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                        SEPTEMBER         DECEMBER        SEPTEMBER         DECEMBER
                                          2017              2016            2017              2016
                                    ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (111,240)  $   (2,665,946)  $   (1,457,515)  $       (41,848)
   Net realized gains (losses)....           966,762        1,126,613       14,346,821         9,121,877
   Change in unrealized gains
     (losses) on investments......        47,544,168       14,310,453       39,802,038        14,289,470
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        48,399,690       12,771,120       52,691,344        23,369,499
                                    ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        26,814,374       37,420,704       14,291,787        26,804,004
   Net transfers (including fixed
     account).....................        22,146,407       41,259,942        (747,983)         1,726,932
   Contract charges...............       (4,692,911)      (5,650,668)      (6,939,501)       (9,116,567)
   Transfers for contract benefits
     and terminations.............      (19,902,000)     (21,503,630)     (23,750,205)      (28,231,649)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        24,365,870       51,526,348     (17,145,902)       (8,817,280)
                                    ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        72,765,560       64,297,468       35,545,442        14,552,219
NET ASSETS:
   Beginning of period............       415,940,338      351,642,870      577,424,821       562,872,602
                                    ----------------  ---------------  ---------------  ----------------
   End of period..................  $    488,705,898  $   415,940,338  $   612,970,263  $    577,424,821
                                    ================  ===============  ===============  ================

                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     17,324,896  $    11,412,496  $      4,551,192  $      2,695,036
   Net realized gains (losses)....        10,301,853       76,689,439         9,128,034        30,709,532
   Change in unrealized gains
     (losses) on investments......       100,639,958     (34,109,060)        42,204,667      (11,006,299)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       128,266,707       53,992,875        55,883,893        22,398,269
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,601,028       22,979,145         2,882,014         2,770,076
   Net transfers (including fixed
     account).....................      (10,245,966)     (35,921,094)         (877,518)       (8,203,434)
   Contract charges...............      (13,567,124)     (17,584,989)       (4,835,810)       (5,726,100)
   Transfers for contract benefits
     and terminations.............      (84,346,222)     (82,883,163)      (26,468,214)      (23,760,861)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (93,558,284)    (113,410,101)      (29,299,528)      (34,920,319)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        34,708,423     (59,417,226)        26,584,365      (12,522,050)
NET ASSETS:
   Beginning of period............     1,290,390,224    1,349,807,450       454,752,008       467,274,058
                                    ----------------  ---------------  ----------------  ----------------
   End of period..................  $  1,325,098,647  $ 1,290,390,224  $    481,336,373  $    454,752,008
                                    ================  ===============  ================  ================

                                              BHFTI T. ROWE
                                          PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT
                                    ---------------------------------
                                        SEPTEMBER        DECEMBER
                                          2017             2016
                                    ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     7,258,429  $      9,316,005
   Net realized gains (losses)....       76,456,662        97,464,171
   Change in unrealized gains
     (losses) on investments......     (14,719,460)      (12,601,645)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       68,995,631        94,178,531
                                    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        6,438,712         8,548,777
   Net transfers (including fixed
     account).....................        2,821,795       (6,993,418)
   Contract charges...............      (3,698,364)       (4,671,865)
   Transfers for contract benefits
     and terminations.............     (55,695,986)      (59,133,973)
                                    ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (50,133,843)      (62,250,479)
                                    ---------------  ----------------
     Net increase (decrease)
       in net assets..............       18,861,788        31,928,052
NET ASSETS:
   Beginning of period............      747,778,790       715,850,738
                                    ---------------  ----------------
   End of period..................  $   766,640,578  $    747,778,790
                                    ===============  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                               BHFTI T. ROWE
                                           PRICE MID CAP GROWTH             BHFTI TCW CORE FIXED INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,706,161)  $    (7,333,776)  $          1,971  $        (1,112)
   Net realized gains (losses)....        50,667,148        77,584,230               514              (86)
   Change in unrealized gains
     (losses) on investments......        35,220,440      (49,804,269)             2,380           (1,515)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        80,181,427        20,446,185             4,865           (2,713)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,546,082         4,471,810             7,505            67,810
   Net transfers (including fixed
     account).....................      (15,106,116)      (10,933,992)            34,878           154,898
   Contract charges...............       (3,792,331)       (4,880,554)             (119)             (426)
   Transfers for contract benefits
     and terminations.............      (34,151,034)      (31,973,648)             (129)                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (50,503,399)      (43,316,384)            42,135           222,282
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        29,678,028      (22,870,199)            47,000           219,569
NET ASSETS:
   Beginning of period............       462,783,968       485,654,167           292,738            73,169
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    492,461,996  $    462,783,968  $        339,738  $        292,738
                                    ================  ================  ================  ================

                                              BHFTII BAILLIE
                                        GIFFORD INTERNATIONAL STOCK        BHFTII BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (324,902)  $      (358,899)  $      1,306,689  $      1,021,734
   Net realized gains (losses)....         6,871,829         1,625,583         (150,062)           (7,093)
   Change in unrealized gains
     (losses) on investments......        49,251,243         7,350,769           687,012         (212,769)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        55,798,170         8,617,453         1,843,639           801,872
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           877,458         1,435,007         2,404,923         4,112,157
   Net transfers (including fixed
     account).....................      (16,906,094)       (3,447,836)       (1,423,278)         7,482,169
   Contract charges...............       (2,349,646)       (2,978,189)         (640,082)         (846,113)
   Transfers for contract benefits
     and terminations.............      (12,575,783)      (15,218,207)       (5,002,159)       (6,120,099)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,954,065)      (20,209,225)       (4,660,596)         4,628,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,844,105      (11,591,772)       (2,816,957)         5,429,986
NET ASSETS:
   Beginning of period............       221,819,744       233,411,516        74,475,330        69,045,344
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    246,663,849  $    221,819,744  $     71,658,373  $     74,475,330
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK
                                           CAPITAL APPRECIATION          BHFTII BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (169,098)  $      (217,485)  $         78,087  $         14,083
   Net realized gains (losses)....           782,752         1,398,745          (48,632)           184,701
   Change in unrealized gains
     (losses) on investments......         2,513,225       (1,411,365)            29,157           531,674
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,126,879         (230,105)            58,612           730,458
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           106,378           698,086           136,046           517,735
   Net transfers (including fixed
     account).....................            28,119           400,373          (96,310)           122,400
   Contract charges...............         (110,594)         (122,760)             (898)           (1,953)
   Transfers for contract benefits
     and terminations.............       (1,186,749)         (947,754)         (343,871)         (492,830)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,162,846)            27,945         (305,033)           145,352
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,964,033         (202,160)         (246,421)           875,810
NET ASSETS:
   Beginning of period............        14,098,982        14,301,142         5,024,818         4,149,008
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     16,063,015  $     14,098,982  $      4,778,397  $      5,024,818
                                    ================  ================  ================  ================

                                             BHFTII BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2017               2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,524,299)  $    (5,946,317)
   Net realized gains (losses)....           184,906            57,290
   Change in unrealized gains
     (losses) on investments......         1,057,247           390,465
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,282,146)       (5,498,562)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,684,386        22,629,305
   Net transfers (including fixed
     account).....................         6,884,915         2,241,216
   Contract charges...............       (3,102,013)       (4,507,711)
   Transfers for contract benefits
     and terminations.............      (42,491,410)      (69,743,801)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (30,024,122)      (49,380,991)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (32,306,268)      (54,879,553)
NET ASSETS:
   Beginning of period............       343,711,226       398,590,779
                                    ----------------  ----------------
   End of period..................  $    311,404,958  $    343,711,226
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                             BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                  ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                           2017              2016               2017              2016
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        845,636  $       1,616,202  $     30,397,352  $     81,100,363
   Net realized gains (losses).....         1,242,589          2,468,000        99,564,347       235,969,851
   Change in unrealized gains
     (losses) on investments.......         2,106,923        (1,234,614)       132,561,545     (140,238,049)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         4,195,148          2,849,588       262,523,244       176,832,165
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,210,977          4,250,508        10,766,081        19,515,378
   Net transfers (including fixed
     account)......................         2,623,149         39,568,195      (96,930,315)      (85,050,362)
   Contract charges................         (888,671)        (1,078,648)      (34,977,261)      (47,232,692)
   Transfers for contract benefits
     and terminations..............       (6,826,072)        (9,572,655)     (279,128,889)     (346,107,872)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,880,617)         33,167,400     (400,270,384)     (458,875,548)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         2,314,531         36,016,988     (137,747,140)     (282,043,383)
NET ASSETS:
   Beginning of period.............       101,585,600         65,568,612     3,966,089,283     4,248,132,666
                                     ----------------  -----------------  ----------------  ----------------
   End of period...................  $    103,900,131  $     101,585,600  $  3,828,342,143  $  3,966,089,283
                                     ================  =================  ================  ================

                                             BHFTII BRIGHTHOUSE                   BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60                  ASSET ALLOCATION 80
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                          SEPTEMBER         DECEMBER          SEPTEMBER          DECEMBER
                                            2017              2016              2017               2016
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      36,113,329  $    101,922,722  $     20,303,951  $      74,843,650
   Net realized gains (losses).....        232,676,475       531,046,260       305,362,304        621,512,825
   Change in unrealized gains
     (losses) on investments.......        335,635,151     (294,350,528)       366,457,419      (352,024,646)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        604,424,955       338,618,454       692,123,674        344,331,829
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         22,933,305        44,053,111        14,026,974         25,414,383
   Net transfers (including fixed
     account)......................       (39,153,745)      (75,462,340)      (47,240,878)      (115,627,973)
   Contract charges................       (54,949,765)      (72,256,944)      (48,219,282)       (60,722,586)
   Transfers for contract benefits
     and terminations..............      (405,336,071)     (477,632,589)     (346,296,047)      (369,144,991)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (476,506,276)     (581,298,762)     (427,729,233)      (520,081,167)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        127,918,679     (242,680,308)       264,394,441      (175,749,338)
NET ASSETS:
   Beginning of period.............      6,424,608,702     6,667,289,010     5,638,281,052      5,814,030,390
                                     -----------------  ----------------  ----------------  -----------------
   End of period...................  $   6,552,527,381  $  6,424,608,702  $  5,902,675,493  $   5,638,281,052
                                     =================  ================  ================  =================

                                         BHFTII BRIGHTHOUSE/ARTISAN        BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                MID CAP VALUE                INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ------------------------------------
                                         SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                           2017              2016               2017              2016
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,449,295)  $    (1,440,519)  $         533,548  $         197,982
   Net realized gains (losses).....         1,749,632        22,590,770          2,899,287          1,959,511
   Change in unrealized gains
     (losses) on investments.......        12,561,099        17,360,148          9,772,878          (120,230)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,861,436        38,510,399         13,205,713          2,037,263
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           885,328         1,644,637            234,341            541,256
   Net transfers (including fixed
     account)......................       (3,342,812)         1,133,610          1,726,964        (3,621,425)
   Contract charges................       (1,156,633)       (1,473,008)          (530,722)          (658,618)
   Transfers for contract benefits
     and terminations..............      (15,289,495)      (17,651,427)        (3,328,453)        (3,537,341)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (18,903,612)      (16,346,188)        (1,897,870)        (7,276,128)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (6,042,176)        22,164,211         11,307,843        (5,238,865)
NET ASSETS:
   Beginning of period.............       217,144,062       194,979,851         57,869,934         63,108,799
                                     ----------------  ----------------  -----------------  -----------------
   End of period...................  $    211,101,886  $    217,144,062  $      69,177,777  $      57,869,934
                                     ================  ================  =================  =================

                                        BHFTII BRIGHTHOUSE/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                         SEPTEMBER          DECEMBER
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,664,115  $       1,219,469
   Net realized gains (losses).....        33,881,867         34,882,524
   Change in unrealized gains
     (losses) on investments.......        50,552,909        (1,075,951)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        87,098,891         35,026,042
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,697,651          4,606,124
   Net transfers (including fixed
     account)......................      (11,365,629)        276,900,705
   Contract charges................       (6,048,177)        (6,982,057)
   Transfers for contract benefits
     and terminations..............      (48,824,592)       (49,347,852)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (62,540,747)        225,176,920
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        24,558,144        260,202,962
NET ASSETS:
   Beginning of period.............       787,903,717        527,700,755
                                     ----------------  -----------------
   End of period...................  $    812,461,861  $     787,903,717
                                     ================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                     BHFTII FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                        SEPTEMBER        DECEMBER          SEPTEMBER         DECEMBER
                                          2017             2016              2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (829,394)  $   (1,111,280)  $    (5,308,837)  $    (7,224,509)
   Net realized gains (losses)....         2,211,837        8,350,119        46,602,657        66,596,672
   Change in unrealized gains
     (losses) on investments......        10,187,787      (4,923,796)        73,877,837      (68,013,517)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,570,230        2,315,043       115,171,657       (8,641,354)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           595,904          459,936         1,581,595         2,534,813
   Net transfers (including fixed
     account).....................       (1,939,015)      (1,795,582)      (29,813,805)       (5,166,821)
   Contract charges...............         (530,058)        (696,983)       (3,110,828)       (4,030,249)
   Transfers for contract benefits
     and terminations.............       (4,098,181)      (7,462,054)      (31,254,485)      (38,760,187)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,971,350)      (9,494,683)      (62,597,523)      (45,422,444)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,598,880      (7,179,640)        52,574,134      (54,063,798)
NET ASSETS:
   Beginning of period............        66,475,159       73,654,799       447,002,555       501,066,353
                                    ----------------  ---------------  ----------------  ----------------
   End of period..................  $     72,074,039  $    66,475,159  $    499,576,689  $    447,002,555
                                    ================  ===============  ================  ================

                                              BHFTII LOOMIS                       BHFTII LOOMIS
                                          SAYLES SMALL CAP CORE              SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (163,242)  $      (213,402)  $       (2,542)  $       (3,388)
   Net realized gains (losses)....         1,201,020         1,253,265           14,246           24,565
   Change in unrealized gains
     (losses) on investments......           236,269         1,063,527           46,135          (5,480)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,274,047         2,103,390           57,839           15,697
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            38,911           395,602           11,700               --
   Net transfers (including fixed
     account).....................         (665,691)           133,951          (2,114)          (2,393)
   Contract charges...............         (143,890)         (190,175)            (798)          (1,255)
   Transfers for contract benefits
     and terminations.............         (534,754)         (792,777)         (17,916)         (48,133)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,305,424)         (453,399)          (9,128)         (51,781)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (31,377)         1,649,991           48,711         (36,084)
NET ASSETS:
   Beginning of period............        14,400,635        12,750,644          292,623          328,707
                                    ----------------  ----------------  ---------------  ---------------
   End of period..................  $     14,369,258  $     14,400,635  $       341,334  $       292,623
                                    ================  ================  ===============  ===============

                                              BHFTII METLIFE                     BHFTII METLIFE
                                           AGGREGATE BOND INDEX                MID CAP STOCK INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      5,005,141  $      3,936,404  $        158,966  $      (552,034)
   Net realized gains (losses)....         (467,801)          (40,488)        12,295,861        11,662,760
   Change in unrealized gains
     (losses) on investments......           507,458       (2,592,464)         (616,993)        11,268,443
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,044,798         1,303,452        11,837,834        22,379,169
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,038,010        30,163,105         1,609,255         4,058,317
   Net transfers (including fixed
     account).....................        14,339,533        60,238,116         6,703,163        13,080,377
   Contract charges...............       (2,963,441)       (4,030,668)       (1,059,887)       (1,110,917)
   Transfers for contract benefits
     and terminations.............      (19,114,627)      (24,282,675)       (8,398,029)       (8,266,622)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,299,475        62,087,878       (1,145,498)         7,761,155
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,344,273        63,391,330        10,692,336        30,140,324
NET ASSETS:
   Beginning of period............       308,498,975       245,107,645       151,623,612       121,483,288
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    314,843,248  $    308,498,975  $    162,315,948  $    151,623,612
                                    ================  ================  ================  ================


                                     BHFTII METLIFE MSCI EAFE INDEX
                                               SUB-ACCOUNT
                                    --------------------------------
                                        SEPTEMBER        DECEMBER
                                          2017             2016
                                    ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     1,628,271  $       940,243
   Net realized gains (losses)....          855,872        (241,323)
   Change in unrealized gains
     (losses) on investments......       16,725,179        (858,390)
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       19,209,322        (159,470)
                                    ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,064,925        2,997,982
   Net transfers (including fixed
     account).....................          147,505        7,944,110
   Contract charges...............        (917,469)      (1,022,996)
   Transfers for contract benefits
     and terminations.............      (4,975,096)      (5,255,908)
                                    ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (4,680,135)        4,663,188
                                    ---------------  ---------------
     Net increase (decrease)
       in net assets..............       14,529,187        4,503,718
NET ASSETS:
   Beginning of period............      104,406,669       99,902,951
                                    ---------------  ---------------
   End of period..................  $   118,935,856  $   104,406,669
                                    ===============  ===============

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                    BHFTII METLIFE RUSSELL 2000 INDEX      BHFTII METLIFE STOCK INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (179,727)  $      (588,763)  $      2,745,526  $      1,338,523
   Net realized gains (losses)....         9,124,814        10,623,295        38,802,773        44,048,436
   Change in unrealized gains
     (losses) on investments......         4,405,163        12,954,748        30,861,030         6,384,703
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,350,250        22,989,280        72,409,329        51,771,662
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,485,232         2,739,217         4,878,658        11,055,623
   Net transfers (including fixed
     account).....................         2,679,213       (2,241,509)      (11,474,445)        30,277,877
   Contract charges...............       (1,082,993)       (1,250,753)       (3,778,126)       (4,394,187)
   Transfers for contract benefits
     and terminations.............       (8,140,394)       (8,064,211)      (40,460,504)      (47,239,994)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,058,942)       (8,817,256)      (50,834,417)      (10,300,681)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,291,308        14,172,024        21,574,912        41,470,981
NET ASSETS:
   Beginning of period............       143,701,523       129,529,499       594,986,915       553,515,934
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    151,992,831  $    143,701,523  $    616,561,827  $    594,986,915
                                    ================  ================  ================  ================


                                         BHFTII MFS TOTAL RETURN                BHFTII MFS VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        525,806  $        513,233  $      2,088,434  $      1,355,107
   Net realized gains (losses)....         2,879,909         2,609,590        19,294,578        23,506,038
   Change in unrealized gains
     (losses) on investments......         (451,831)         (168,660)         8,251,599         5,602,006
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,953,884         2,954,163        29,634,611        30,463,151
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           313,439           749,038         1,437,585         3,785,944
   Net transfers (including fixed
     account).....................         1,315,010           316,277       (2,587,520)        20,770,407
   Contract charges...............         (170,932)         (294,999)       (2,438,611)       (2,969,258)
   Transfers for contract benefits
     and terminations.............       (3,390,427)       (4,734,648)      (16,038,465)      (17,315,565)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,932,910)       (3,964,332)      (19,627,011)         4,271,528
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,020,974       (1,010,169)        10,007,600        34,734,679
NET ASSETS:
   Beginning of period............        41,309,025        42,319,194       284,625,248       249,890,569
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     42,329,999  $     41,309,025  $    294,632,848  $    284,625,248
                                    ================  ================  ================  ================

                                                                                BHFTII T. ROWE
                                     BHFTII NEUBERGER BERMAN GENESIS        PRICE LARGE CAP GROWTH
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    --------------------------------  ----------------------------------
                                        SEPTEMBER        DECEMBER         SEPTEMBER         DECEMBER
                                          2017             2016             2017              2016
                                    ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (1,316,442)  $   (1,743,740)  $    (2,463,580)  $    (3,321,056)
   Net realized gains (losses)....       14,560,168        4,670,391        15,255,811        24,174,828
   Change in unrealized gains
     (losses) on investments......      (3,165,711)       16,403,111        35,787,445      (21,885,537)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       10,078,015       19,329,762        48,579,676       (1,031,765)
                                    ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          730,050        1,149,152         2,805,179         5,465,210
   Net transfers (including fixed
     account).....................        (529,600)      (8,416,119)         6,851,487      (15,563,299)
   Contract charges...............        (916,010)      (1,202,775)       (1,664,923)       (2,098,114)
   Transfers for contract benefits
     and terminations.............      (8,376,814)      (9,696,351)      (13,043,315)      (16,742,262)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (9,092,374)     (18,166,093)       (5,051,572)      (28,938,465)
                                    ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          985,641        1,163,669        43,528,104      (29,970,230)
NET ASSETS:
   Beginning of period............      133,113,538      131,949,869       203,478,587       233,448,817
                                    ---------------  ---------------  ----------------  ----------------
   End of period..................  $   134,099,179  $   133,113,538  $    247,006,691  $    203,478,587
                                    ===============  ===============  ================  ================

                                              BHFTII T. ROWE
                                          PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (119,723)  $      (158,005)
   Net realized gains (losses)....         1,159,271         1,737,507
   Change in unrealized gains
     (losses) on investments......           757,966         (343,061)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,797,514         1,236,441
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           270,236         1,135,684
   Net transfers (including fixed
     account).....................         (698,348)         (424,023)
   Contract charges...............          (56,186)          (65,427)
   Transfers for contract benefits
     and terminations.............         (692,301)         (709,343)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,176,599)          (63,109)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           620,915         1,173,332
NET ASSETS:
   Beginning of period............        12,987,892        11,814,560
                                    ----------------  ----------------
   End of period..................  $     13,608,807  $     12,987,892
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                              BHFTII VAN ECK             BHFTII WESTERN ASSET MANAGEMENT
                                         GLOBAL NATURAL RESOURCES         STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (952,311)  $      (817,168)  $     29,740,259  $      6,258,190
   Net realized gains (losses)....       (1,790,942)       (8,797,189)         3,269,064         1,831,076
   Change in unrealized gains
     (losses) on investments......       (5,501,785)        41,329,617        31,488,966        30,665,968
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (8,245,038)        31,715,260        64,498,289        38,755,234
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           207,265           540,665         6,955,643         6,741,904
   Net transfers (including fixed
     account).....................        10,668,346      (12,765,187)        31,754,699     1,071,425,957
   Contract charges...............         (948,379)       (1,347,635)       (8,705,632)       (8,025,524)
   Transfers for contract benefits
     and terminations.............       (4,005,475)       (4,973,728)      (69,531,828)      (59,024,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         5,921,757      (18,545,885)      (39,527,118)     1,011,117,954
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,323,281)        13,169,375        24,971,171     1,049,873,188
NET ASSETS:
   Beginning of period............        88,041,249        74,871,874     1,050,068,498           195,310
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     85,717,968  $     88,041,249  $  1,075,039,669  $  1,050,068,498
                                    ================  ================  ================  ================

                                           BHFTII WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT        BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                        SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                          2017               2016              2017               2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       3,353,663  $      2,541,592  $       (15,545)  $           4,681
   Net realized gains (losses)....          (353,251)         (359,178)             4,453            (6,529)
   Change in unrealized gains
     (losses) on investments......        (1,289,330)       (3,071,886)           272,329             64,672
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          1,711,082         (889,472)           261,237             62,824
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,020,788         4,839,053            13,038            597,472
   Net transfers (including fixed
     account).....................         11,620,822         3,483,398           164,825            387,508
   Contract charges...............        (2,268,788)       (3,417,794)           (1,879)              (982)
   Transfers for contract benefits
     and terminations.............       (16,196,431)      (21,968,669)          (69,369)           (31,654)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (4,823,609)      (17,064,012)           106,615            952,344
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............        (3,112,527)      (17,953,484)           367,852          1,015,168
NET ASSETS:
   Beginning of period............        250,345,183       268,298,667         2,582,039          1,566,871
                                    -----------------  ----------------  ----------------  -----------------
   End of period..................  $     247,232,656  $    250,345,183  $      2,949,891  $       2,582,039
                                    =================  ================  ================  =================


                                      DEUTSCHE I CROCI INTERNATIONAL        FEDERATED HIGH INCOME BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER          DECEMBER
                                          2017              2016              2017               2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        722,693  $      1,052,010  $           1,762  $          1,265
   Net realized gains (losses)....         (416,535)         (793,511)            (1,501)              (65)
   Change in unrealized gains
     (losses) on investments......         1,627,999         (391,004)                415             2,081
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,934,157         (132,505)                676             3,281
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           204,421           288,372                 --                --
   Net transfers (including fixed
     account).....................         (228,784)         (360,557)                 --                --
   Contract charges...............             (758)           (1,130)                 --                --
   Transfers for contract benefits
     and terminations.............         (833,209)       (1,040,468)           (26,235)             (737)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         (858,330)       (1,113,783)           (26,235)             (737)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,075,827       (1,246,288)           (25,559)             2,544
NET ASSETS:
   Beginning of period............        11,250,311        12,496,599             27,574            25,030
                                    ----------------  ----------------  -----------------  ----------------
   End of period..................  $     12,326,138  $     11,250,311  $           2,015  $         27,574
                                    ================  ================  =================  ================


                                             FEDERATED KAUFMAN
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (549)  $           (640)
   Net realized gains (losses)....             5,714              3,400
   Change in unrealized gains
     (losses) on investments......             4,431            (1,780)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             9,596                980
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --
   Net transfers (including fixed
     account).....................                --                 --
   Contract charges...............                --                 --
   Transfers for contract benefits
     and terminations.............             (848)            (1,349)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (848)            (1,349)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............             8,748              (369)
NET ASSETS:
   Beginning of period............            47,589             47,958
                                    ----------------  -----------------
   End of period..................  $         56,337  $          47,589
                                    ================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                        FIDELITY VIP ASSET MANAGER           FIDELITY VIP CONTRAFUND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (473,118)  $         70,390  $    (4,930,670)  $    (3,447,540)
   Net realized gains (losses)....         6,453,547         3,033,075        36,321,513        56,534,065
   Change in unrealized gains
     (losses) on investments......           553,247       (1,946,628)        52,832,643      (18,019,471)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         6,533,676         1,156,837        84,223,486        35,067,054
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           620,516         1,112,917         6,809,606        11,378,837
   Net transfers (including fixed
     account).....................         (518,637)       (1,269,515)       (8,734,957)       (9,211,526)
   Contract charges...............           (6,501)           (9,018)       (3,464,688)       (4,391,890)
   Transfers for contract benefits
     and terminations.............       (5,187,097)       (6,429,011)      (39,986,014)      (41,080,267)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (5,091,719)       (6,594,627)      (45,376,053)      (43,304,846)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,441,957       (5,437,790)        38,847,433       (8,237,792)
NET ASSETS:
   Beginning of period............        70,694,332        76,132,122       573,685,439       581,923,231
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $     72,136,289  $     70,694,332  $    612,532,872  $    573,685,439
                                    ================  ================  ================  ================


                                        FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FUNDSMANAGER 50%
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                           2017              2016              2017              2016
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (43,765)  $         35,825  $   (67,737,495)  $   (33,238,180)
   Net realized gains (losses)....             72,320           223,243        22,147,804        67,424,887
   Change in unrealized gains
     (losses) on investments......            278,573           452,684       465,555,683        70,790,241
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            307,128           711,752       419,965,992       104,976,948
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              7,899            15,146         4,893,252         4,366,399
   Net transfers (including fixed
     account).....................           (31,598)          (82,227)         (215,412)       199,882,002
   Contract charges...............                 --                --                --                --
   Transfers for contract benefits
     and terminations.............          (224,136)         (862,529)     (217,945,276)     (224,234,667)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....          (247,835)         (929,610)     (213,267,436)      (19,986,266)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             59,293         (217,858)       206,698,556        84,990,682
NET ASSETS:
   Beginning of period............          4,741,279         4,959,137     4,491,693,357     4,406,702,675
                                    -----------------  ----------------  ----------------  ----------------
   End of period..................  $       4,800,572  $      4,741,279  $  4,698,391,913  $  4,491,693,357
                                    =================  ================  ================  ================

                                                                                   FIDELITY VIP
                                       FIDELITY VIP FUNDSMANAGER 60%          GOVERNMENT MONEY MARKET
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2017              2016               2017              2016
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (44,690,478)  $    (29,113,624)  $      (104,139)  $      (383,062)
   Net realized gains (losses)....       136,852,930        188,329,503                --                --
   Change in unrealized gains
     (losses) on investments......       238,386,798       (63,123,246)                 2                --
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       330,549,250         96,092,633         (104,137)         (383,062)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,717,946          4,334,728           551,016       171,061,807
   Net transfers (including fixed
     account).....................                --                 --            67,329     (199,693,702)
   Contract charges...............                --                 --           (1,155)           (2,003)
   Transfers for contract benefits
     and terminations.............     (657,023,906)      (615,536,279)       (1,708,392)       (1,681,832)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (650,305,960)      (611,201,551)       (1,091,202)      (30,315,730)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............     (319,756,710)      (515,108,918)       (1,195,339)      (30,698,792)
NET ASSETS:
   Beginning of period............     3,173,600,531      3,688,709,449        18,955,221        49,654,013
                                    ----------------  -----------------  ----------------  ----------------
   End of period..................  $  2,853,843,821  $   3,173,600,531  $     17,759,882  $     18,955,221
                                    ================  =================  ================  ================


                                            FIDELITY VIP GROWTH
                                                SUB-ACCOUNT
                                    -----------------------------------
                                         SEPTEMBER         DECEMBER
                                           2017              2016
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,435,466)  $    (1,938,297)
   Net realized gains (losses)....         14,065,046        20,037,429
   Change in unrealized gains
     (losses) on investments......         25,404,355      (19,372,389)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         38,033,935       (1,273,257)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          1,339,747         1,848,497
   Net transfers (including fixed
     account).....................        (1,898,368)       (3,710,183)
   Contract charges...............           (11,921)          (17,387)
   Transfers for contract benefits
     and terminations.............       (10,089,573)      (13,243,026)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,660,115)      (15,122,099)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............         27,373,820      (16,395,356)
NET ASSETS:
   Beginning of period............        144,530,563       160,925,919
                                    -----------------  ----------------
   End of period..................  $     171,904,383  $    144,530,563
                                    =================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                         FIDELITY VIP INDEX 500                FIDELITY VIP MID CAP
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER          DECEMBER
                                          2017              2016              2017               2016
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (436,112)  $         54,162  $    (3,781,946)  $     (4,154,096)
   Net realized gains (losses)....         3,071,816         2,765,773        20,828,615         26,390,295
   Change in unrealized gains
     (losses) on investments......         5,110,033         3,139,146        31,966,523         17,481,724
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,745,737         5,959,081        49,013,192         39,717,923
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         4,873,148          6,290,246
   Net transfers (including fixed
     account).....................         (995,158)       (1,234,171)       (3,438,026)        (4,482,079)
   Contract charges...............          (13,562)          (19,250)       (3,887,525)        (4,982,252)
   Transfers for contract benefits
     and terminations.............       (4,728,492)       (5,014,111)      (24,488,029)       (28,133,233)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,737,212)       (6,267,532)      (26,940,432)       (31,307,318)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............         2,008,525         (308,451)        22,072,760          8,410,605
NET ASSETS:
   Beginning of period............        61,915,726        62,224,177       409,695,192        401,284,587
                                    ----------------  ----------------  ----------------  -----------------
   End of period..................  $     63,924,251  $     61,915,726  $    431,767,952  $     409,695,192
                                    ================  ================  ================  =================


                                           FIDELITY VIP OVERSEAS            FTVIPT FRANKLIN INCOME VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (38,018)  $          5,646  $      8,077,776  $      9,120,844
   Net realized gains (losses)....            29,675             2,151           919,850       (1,197,852)
   Change in unrealized gains
     (losses) on investments......           917,585         (292,991)         8,014,920        21,806,114
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           909,242         (285,194)        17,012,546        29,729,106
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            36,876            75,925         2,695,577         3,516,704
   Net transfers (including fixed
     account).....................             (980)          (60,736)         1,630,069       (1,827,109)
   Contract charges...............              (40)              (50)       (2,140,439)       (2,797,532)
   Transfers for contract benefits
     and terminations.............         (276,277)         (513,669)      (18,979,808)      (21,748,149)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         (240,421)         (498,530)      (16,794,601)      (22,856,086)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           668,821         (783,724)           217,945         6,873,020
NET ASSETS:
   Beginning of period............         3,832,068         4,615,792       260,175,136       253,302,116
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $      4,500,889  $      3,832,068  $    260,393,081  $    260,175,136
                                    ================  ================  ================  ================

                                              FTVIPT FRANKLIN                     FTVIPT FRANKLIN
                                             MUTUAL SHARES VIP                  SMALL CAP VALUE VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                        SEPTEMBER         DECEMBER           SEPTEMBER         DECEMBER
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,609,448  $        762,174  $       (606,923)  $      (603,981)
   Net realized gains (losses)....         6,970,639        11,735,942          9,753,995        18,193,022
   Change in unrealized gains
     (losses) on investments......       (1,639,392)         4,805,146        (4,743,599)        11,896,218
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         6,940,695        17,303,262          4,403,473        29,485,259
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,356,055         1,354,399          1,988,523         2,594,857
   Net transfers (including fixed
     account).....................           643,986           704,098          1,068,205       (6,026,344)
   Contract charges...............       (1,073,312)       (1,338,635)        (1,262,608)       (1,581,543)
   Transfers for contract benefits
     and terminations.............       (9,706,380)      (11,329,519)        (6,161,451)       (7,199,878)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,779,651)      (10,609,657)        (4,367,331)      (12,212,908)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,838,956)         6,693,605             36,142        17,272,351
NET ASSETS:
   Beginning of period............       134,905,092       128,211,487        128,270,987       110,998,636
                                    ----------------  ----------------  -----------------  ----------------
   End of period..................  $    133,066,136  $    134,905,092  $     128,307,129  $    128,270,987
                                    ================  ================  =================  ================


                                       FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT
                                    -----------------------------------
                                        SEPTEMBER          DECEMBER
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        891,304  $          97,525
   Net realized gains (losses)....          (69,320)            527,103
   Change in unrealized gains
     (losses) on investments......         7,293,562          2,954,153
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,115,546          3,578,781
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           140,744            357,216
   Net transfers (including fixed
     account).....................       (1,837,237)          3,646,293
   Contract charges...............         (731,157)          (858,486)
   Transfers for contract benefits
     and terminations.............       (4,186,261)        (4,221,347)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,613,911)        (1,076,324)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............         1,501,635          2,502,457
NET ASSETS:
   Beginning of period............        68,504,762         66,002,305
                                    ----------------  -----------------
   End of period..................  $     70,006,397  $      68,504,762
                                    ================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                     FTVIPT
                                            TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                   SUB-ACCOUNT                          SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                           SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,148,337)  $     (2,819,021)  $           (135)  $           (182)
   Net realized gains (losses)......          (357,060)        (3,081,702)              1,185              1,116
   Change in unrealized gains
     (losses) on investments........          8,347,683          8,927,333              1,685              (893)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          5,842,286          3,026,610              2,735                 41
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,768,250          3,333,851                 --                 --
   Net transfers (including fixed
     account).......................          5,868,768          2,514,265                 --                 --
   Contract charges.................        (2,041,408)        (2,766,762)                 --                 --
   Transfers for contract benefits
     and terminations...............       (12,612,839)       (14,901,348)              (539)            (2,482)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......        (7,017,229)       (11,819,994)              (539)            (2,482)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,174,943)        (8,793,384)              2,196            (2,441)
NET ASSETS:
   Beginning of period..............        213,840,331        222,633,715             12,495             14,936
                                      -----------------  -----------------  -----------------  -----------------
   End of period....................  $     212,665,388  $     213,840,331  $          14,691  $          12,495
                                      =================  =================  =================  =================


                                           INVESCO V.I. CORE EQUITY            INVESCO V.I. EQUITY AND INCOME
                                                  SUB-ACCOUNT                            SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                          SEPTEMBER          DECEMBER            SEPTEMBER          DECEMBER
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (140)  $         (1,071)  $       2,861,768  $       1,676,980
   Net realized gains (losses)......             20,305             15,527         18,770,881         26,324,788
   Change in unrealized gains
     (losses) on investments........            (7,702)              (647)         17,706,148         49,249,179
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             12,463             13,809         39,338,797         77,250,947
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --         16,385,706         16,956,615
   Net transfers (including fixed
     account).......................                 43                 38          9,743,089        (5,664,468)
   Contract charges.................                 --                 --        (5,647,546)        (7,077,278)
   Transfers for contract benefits
     and terminations...............           (55,986)           (14,006)       (42,962,142)       (46,507,739)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......           (55,943)           (13,968)       (22,480,893)       (42,292,870)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (43,480)              (159)         16,857,904         34,958,077
NET ASSETS:
   Beginning of period..............            171,207            171,366        654,269,917        619,311,840
                                      -----------------  -----------------  -----------------  -----------------
   End of period....................  $         127,727  $         171,207  $     671,127,821  $     654,269,917
                                      =================  =================  =================  =================


                                         INVESCO V.I. GROWTH AND INCOME       INVESCO V.I. INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                           SEPTEMBER          DECEMBER           SEPTEMBER         DECEMBER
                                             2017               2016               2017              2016
                                      -----------------  -----------------   ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $               7  $            (22)   $        602,222  $       (463,656)
   Net realized gains (losses)......                 56                639          5,380,781          2,563,228
   Change in unrealized gains
     (losses) on investments........                 19              (349)         36,740,142        (7,183,922)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                 82                268         42,723,145        (5,084,350)
                                      -----------------  -----------------   ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                990          2,440,268          3,607,230
   Net transfers (including fixed
     account).......................              1,140            (3,917)        (3,548,251)          7,408,564
   Contract charges.................              (522)              (358)        (2,452,071)        (3,200,081)
   Transfers for contract benefits
     and terminations...............              (652)            (2,475)       (14,772,784)       (15,272,513)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......               (34)            (5,760)       (18,332,838)        (7,456,800)
                                      -----------------  -----------------   ----------------  -----------------
     Net increase (decrease)
        in net assets...............                 48            (5,492)         24,390,307       (12,541,150)
NET ASSETS:
   Beginning of period..............              1,017              6,509        243,849,630        256,390,780
                                      -----------------  -----------------   ----------------  -----------------
   End of period....................  $           1,065  $           1,017   $    268,239,937  $     243,849,630
                                      =================  =================   ================  =================


                                            IVY VIP ASSET STRATEGY
                                                  SUB-ACCOUNT
                                      ------------------------------------
                                          SEPTEMBER           DECEMBER
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,499)  $         (2,092)
   Net realized gains (losses)......            (2,517)           (29,559)
   Change in unrealized gains
     (losses) on investments........             36,759             19,774
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             32,743           (11,877)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --             49,073
   Net transfers (including fixed
     account).......................             52,200           (42,838)
   Contract charges.................                (3)               (16)
   Transfers for contract benefits
     and terminations...............                (9)           (78,861)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......             52,188           (72,642)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............             84,931           (84,519)
NET ASSETS:
   Beginning of period..............            233,181            317,700
                                      -----------------  -----------------
   End of period....................  $         318,112  $         233,181
                                      =================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,222,556)  $    (2,167,911)  $    (4,365,637)  $      (285,310)
   Net realized gains (losses)....        11,488,126        20,190,034        10,788,177        18,709,188
   Change in unrealized gains
     (losses) on investments......        26,649,894      (18,916,437)        37,792,370        12,788,762
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        34,915,464         (894,314)        44,214,910        31,212,640
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,545,387        12,769,827        10,430,044        13,233,628
   Net transfers (including fixed
     account).....................       (1,445,033)         6,572,083         1,906,062       (6,775,239)
   Contract charges...............       (2,633,703)       (3,214,606)       (3,760,760)       (4,841,666)
   Transfers for contract benefits
     and terminations.............      (19,616,084)      (22,574,903)      (24,257,637)      (27,170,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (14,149,433)       (6,447,599)      (15,682,291)      (25,554,093)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        20,766,031       (7,341,913)        28,532,619         5,658,547
NET ASSETS:
   Beginning of period............       293,536,621       300,878,534       405,981,554       400,323,007
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $    314,302,652  $    293,536,621  $    434,514,173  $    405,981,554
                                    ================  ================  ================  ================

                                           LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY           VARIABLE LARGE CAP GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER        DECEMBER
                                          2017              2016              2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,907,681)  $         99,724  $      (41,526)  $      (43,931)
   Net realized gains (losses)....         4,252,946         4,502,131          165,536          379,954
   Change in unrealized gains
     (losses) on investments......        20,206,170        19,079,369          339,700        (188,699)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,551,435        23,681,224          463,710          147,324
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,712,322         6,793,180            3,015              360
   Net transfers (including fixed
     account).....................         2,043,938         (600,819)         (14,125)        (243,618)
   Contract charges...............       (1,840,929)       (2,314,431)          (9,264)         (13,427)
   Transfers for contract benefits
     and terminations.............      (13,231,964)      (13,256,121)        (483,724)        (605,126)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (6,316,633)       (9,378,191)        (504,098)        (861,811)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............        16,234,802        14,303,033         (40,388)        (714,487)
NET ASSETS:
   Beginning of period............       200,725,348       186,422,315        3,173,371        3,887,858
                                    ----------------  ----------------  ---------------  ---------------
   End of period..................  $    216,960,150  $    200,725,348  $     3,132,983  $     3,173,371
                                    ================  ================  ===============  ===============

                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (94,447)  $       (10,471)  $    (1,128,591)  $    (1,367,176)
   Net realized gains (losses)....           402,073           253,744         2,605,468         5,281,882
   Change in unrealized gains
     (losses) on investments......           314,010           594,251        14,278,165           637,725
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           621,636           837,524        15,755,042         4,552,431
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            49,457           159,294         2,434,156         4,335,272
   Net transfers (including fixed
     account).....................       (1,809,390)           915,334       (2,608,325)         (154,058)
   Contract charges...............          (67,489)          (85,407)       (1,029,461)       (1,244,198)
   Transfers for contract benefits
     and terminations.............         (393,465)         (753,495)       (6,540,328)       (6,274,238)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,220,887)           235,726       (7,743,958)       (3,337,222)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,599,251)         1,073,250         8,011,084         1,215,209
NET ASSETS:
   Beginning of period............         8,591,571         7,518,321       102,811,126       101,595,917
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $      6,992,320  $      8,591,571  $    110,822,210  $    102,811,126
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                       VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (309,530)  $        401,086
   Net realized gains (losses)....           451,670           439,055
   Change in unrealized gains
     (losses) on investments......         3,132,582         1,355,038
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,274,722         2,195,179
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           254,394           449,435
   Net transfers (including fixed
     account).....................           256,764         1,119,642
   Contract charges...............         (358,946)         (473,039)
   Transfers for contract benefits
     and terminations.............       (2,015,488)       (2,695,104)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,863,276)       (1,599,066)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,411,446           596,113
NET ASSETS:
   Beginning of period............        38,835,887        38,239,774
                                    ----------------  ----------------
   End of period..................  $     40,247,333  $     38,835,887
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                        SEPTEMBER        DECEMBER          SEPTEMBER         DECEMBER
                                          2017             2016              2017              2016
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (765,023)  $         64,340  $       (10,345)  $          2,164
   Net realized gains (losses)....        3,264,564         3,988,123            69,943           105,411
   Change in unrealized gains
     (losses) on investments......        7,152,417         1,529,479            26,806          (54,300)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        9,651,958         5,581,942            86,404            53,275
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          438,903           874,902            12,453            49,844
   Net transfers (including fixed
     account).....................        (452,504)         1,003,629             5,792           (4,788)
   Contract charges...............        (708,179)         (943,812)             (343)             (469)
   Transfers for contract benefits
     and terminations.............      (4,676,121)       (6,334,763)         (208,519)         (454,192)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (5,397,901)       (5,400,044)         (190,617)         (409,605)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        4,254,057           181,898         (104,213)         (356,330)
NET ASSETS:
   Beginning of period............       83,823,213        83,641,315           921,078         1,277,408
                                    ---------------  ----------------  ----------------  ----------------
   End of period..................  $    88,077,270  $     83,823,213  $        816,865  $        921,078
                                    ===============  ================  ================  ================

                                          LMPVIT WESTERN ASSET
                                     VARIABLE GLOBAL HIGH YIELD BOND         MFS VIT INVESTORS TRUST
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER         SEPTEMBER         DECEMBER
                                          2017              2016             2017              2016
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (935,845)  $     4,075,107  $           (31)  $           (45)
   Net realized gains (losses)....         (578,111)      (1,878,440)             1,234             1,121
   Change in unrealized gains
     (losses) on investments......         7,329,321        9,237,046             (255)             (484)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,815,365       11,433,713               948               592
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           870,682        1,324,881                --                --
   Net transfers (including fixed
     account).....................         1,563,093      (2,102,281)                --                --
   Contract charges...............         (735,313)        (959,444)                --                --
   Transfers for contract benefits
     and terminations.............       (7,255,454)      (8,407,408)           (4,084)             (640)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,556,992)     (10,144,252)           (4,084)             (640)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           258,373        1,289,461           (3,136)              (48)
NET ASSETS:
   Beginning of period............        87,930,944       86,641,483             8,827             8,875
                                    ----------------  ---------------  ----------------  ----------------
   End of period..................  $     88,189,317  $    87,930,944  $          5,691  $          8,827
                                    ================  ===============  ================  ================


                                          MFS VIT NEW DISCOVERY                 MFS VIT RESEARCH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                        SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                          2017              2016             2017             2016
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (228)  $          (543)  $            63  $         (131)
   Net realized gains (losses)....             4,678             1,815            2,661            3,861
   Change in unrealized gains
     (losses) on investments......             (824)             1,685               77          (2,546)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............             3,626             2,957            2,801            1,184
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --               --               --
   Net transfers (including fixed
     account).....................                --                --               --               --
   Contract charges...............                --                --               --               --
   Transfers for contract benefits
     and terminations.............          (38,687)           (1,011)          (4,398)          (5,787)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (38,687)           (1,011)          (4,398)          (5,787)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (35,061)             1,946          (1,597)          (4,603)
NET ASSETS:
   Beginning of period............            41,234            39,288           21,608           26,211
                                    ----------------  ----------------  ---------------  ---------------
   End of period..................  $          6,173  $         41,234  $        20,011  $        21,608
                                    ================  ================  ===============  ===============


                                         NEUBERGER BERMAN GENESIS
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (44)  $           (60)
   Net realized gains (losses)....                14             1,095
   Change in unrealized gains
     (losses) on investments......               596               214
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               566             1,249
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including fixed
     account).....................                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)           (1,907)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......               (2)           (1,907)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............               564             (658)
NET ASSETS:
   Beginning of period............             6,564             7,222
                                    ----------------  ----------------
   End of period..................  $          7,128  $          6,564
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                                                  OPPENHEIMER VA
                                         OPPENHEIMER VA CORE BOND            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016            2017 (a)            2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             29  $            165  $            773  $             --
   Net realized gains (losses)....             (964)             (587)              (13)                --
   Change in unrealized gains
     (losses) on investments......             1,027               571           (3,464)                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............                92               149           (2,704)                --
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                50                --
   Net transfers (including fixed
     account).....................                --                --           242,875                --
   Contract charges...............                --                --              (12)                --
   Transfers for contract benefits
     and terminations.............           (3,256)           (1,907)             (436)                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (3,256)           (1,907)           242,477                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           (3,164)           (1,758)           239,773                --
NET ASSETS:
   Beginning of period............             5,719             7,477                --                --
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $          2,555  $          5,719  $        239,773  $             --
                                    ================  ================  ================  ================

                                              OPPENHEIMER VA                      OPPENHEIMER VA
                                             GOVERNMENT MONEY                  MAIN STREET SMALL CAP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (48)  $      (426,731)  $    (1,193,648)
   Net realized gains (losses)....                --                --         9,053,153         6,500,090
   Change in unrealized gains
     (losses) on investments......                 2                --         3,311,037        11,237,743
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (24)              (48)        11,937,459        16,544,185
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,073,632         1,327,499
   Net transfers (including fixed
     account).....................                --                --       (1,585,439)       (2,886,762)
   Contract charges...............                --                --       (1,026,374)       (1,283,015)
   Transfers for contract benefits
     and terminations.............             (147)             (148)       (7,136,790)       (7,757,953)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (147)             (148)       (8,674,971)      (10,600,231)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (171)             (196)         3,262,488         5,943,954
NET ASSETS:
   Beginning of period............             3,396             3,592       115,192,944       109,248,990
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $          3,225  $          3,396  $    118,455,432  $    115,192,944
                                    ================  ================  ================  ================

                                                                                     PIMCO VIT
                                        OPPENHEIMER VA MAIN STREET         COMMODITYREALRETURN STRATEGY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                        SEPTEMBER         DECEMBER          SEPTEMBER         DECEMBER
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            231  $          (264)  $         45,732  $        (1,454)
   Net realized gains (losses)....             2,766            14,724           (6,057)           (4,882)
   Change in unrealized gains
     (losses) on investments......            10,517           (4,604)          (57,483)            50,041
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            13,514             9,856          (17,808)            43,705
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            14,701            82,723
   Net transfers (including fixed
     account).....................                --                --            12,012           102,751
   Contract charges...............                --                --              (65)              (55)
   Transfers for contract benefits
     and terminations.............           (2,771)          (12,174)          (20,415)          (14,359)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           (2,771)          (12,174)             6,233           171,060
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,743           (2,318)          (11,575)           214,765
NET ASSETS:
   Beginning of period............           102,246           104,564           464,850           250,085
                                    ----------------  ----------------  ----------------  ----------------
   End of period..................  $        112,989  $        102,246  $        453,275  $        464,850
                                    ================  ================  ================  ================

                                                 PIMCO VIT
                                           EMERGING MARKETS BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                        SEPTEMBER         DECEMBER
                                          2017              2016
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,466  $         19,858
   Net realized gains (losses)....             2,049             (739)
   Change in unrealized gains
     (losses) on investments......            38,423            34,366
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            63,938            53,485
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,280           221,405
   Net transfers (including fixed
     account).....................           239,622          (13,170)
   Contract charges...............              (85)              (85)
   Transfers for contract benefits
     and terminations.............          (35,576)          (22,688)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           208,241           185,462
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           272,179           238,947
NET ASSETS:
   Beginning of period............           645,743           406,796
                                    ----------------  ----------------
   End of period..................  $        917,922  $        645,743
                                    ================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016



                                        PIMCO VIT UNCONSTRAINED BOND          PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                         SEPTEMBER         DECEMBER          SEPTEMBER          DECEMBER
                                           2017              2016              2017               2016
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (184)  $            290  $      (280,795)  $       (573,188)
   Net realized gains (losses).....             1,852           (3,758)         5,962,370          4,194,006
   Change in unrealized gains
     (losses) on investments.......            16,937            18,128       (1,943,141)          5,084,247
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            18,605            14,660         3,738,434          8,705,065
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             1,741           195,066         1,067,866          1,113,121
   Net transfers (including fixed
     account)......................            32,529            97,472         1,235,315           (65,716)
   Contract charges................              (57)              (74)         (522,291)          (672,822)
   Transfers for contract benefits
     and terminations..............          (55,759)          (28,936)       (4,970,860)        (5,748,437)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (21,546)           263,528       (3,189,970)        (5,373,854)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (2,941)           278,188           548,464          3,331,211
NET ASSETS:
   Beginning of period.............           560,051           281,863        67,321,539         63,990,328
                                     ----------------  ----------------  ----------------  -----------------
   End of period...................  $        557,110  $        560,051  $     67,870,003  $      67,321,539
                                     ================  ================  ================  =================


                                       PIONEER VCT REAL ESTATE SHARES       T. ROWE PRICE GOVERNMENT MONEY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          1,221  $           3,941  $        (1,511)  $         (5,020)
   Net realized gains (losses).....            15,771             47,420                --                 --
   Change in unrealized gains
     (losses) on investments.......          (14,731)           (40,983)                --                 --
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,261             10,378           (1,511)            (5,020)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               266                621                --                 --
   Net transfers (including fixed
     account)......................            12,306              8,221         (126,898)             92,628
   Contract charges................           (2,948)            (3,301)              (75)              (118)
   Transfers for contract benefits
     and terminations..............          (25,290)            (4,793)           (7,796)           (51,844)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (15,666)                748         (134,769)             40,666
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (13,405)             11,126         (136,280)             35,646
NET ASSETS:
   Beginning of period.............           252,027            240,901           532,685            497,039
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $        238,622  $         252,027  $        396,405  $         532,685
                                     ================  =================  ================  =================


                                         T. ROWE PRICE GROWTH STOCK        T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                         SEPTEMBER          DECEMBER          SEPTEMBER          DECEMBER
                                           2017               2016              2017               2016
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (48,758)  $        (52,576)  $        (2,983)  $           1,032
   Net realized gains (losses).....           245,091            412,844               983              8,094
   Change in unrealized gains
     (losses) on investments.......         1,401,012          (355,528)            91,833            (3,274)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,597,345              4,740            89,833              5,852
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           173,569            193,684            15,103             10,989
   Net transfers (including fixed
     account)......................           106,846          (301,323)            11,575           (11,589)
   Contract charges................             (790)            (1,118)              (57)               (96)
   Transfers for contract benefits
     and terminations..............         (353,432)          (562,309)             (903)           (39,735)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (73,807)          (671,066)            25,718           (40,431)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         1,523,538          (666,326)           115,551           (34,579)
NET ASSETS:
   Beginning of period.............         6,392,650          7,058,976           383,175            417,754
                                     ----------------  -----------------  ----------------  -----------------
   End of period...................  $      7,916,188  $       6,392,650  $        498,726  $         383,175
                                     ================  =================  ================  =================

                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                         SEPTEMBER          DECEMBER
                                           2017               2016
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (1,730)  $         (1,057)
   Net realized gains (losses).....             1,168              8,317
   Change in unrealized gains
     (losses) on investments.......            14,677            (2,565)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            14,115              4,695
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --              3,677
   Net transfers (including fixed
     account)......................               739              (931)
   Contract charges................              (80)              (117)
   Transfers for contract benefits
     and terminations..............          (17,282)           (79,210)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (16,623)           (76,581)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............           (2,508)           (71,886)
NET ASSETS:
   Beginning of period.............           143,946            215,832
                                     ----------------  -----------------
   End of period...................  $        141,438  $         143,946
                                     ================  =================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         INTERIM STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED
                              DECEMBER 31, 2016


                                                            VANECK VIP LONG/SHORT EQUITY INDEX        VIF GLOBAL INFRASTRUCTURE
                                                                        SUB-ACCOUNT                          SUB-ACCOUNT
                                                           ------------------------------------  -----------------------------------
                                                                SEPTEMBER         DECEMBER           SEPTEMBER          DECEMBER
                                                                  2017              2016               2017               2016
                                                           -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........................  $         (4,294)  $         (4,518)  $           6,639  $          3,590
   Net realized gains (losses)...........................              3,048               (92)             25,784            25,538
   Change in unrealized gains
     (losses) on investments.............................             14,640             11,722             22,799            25,505
                                                           -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations..................................             13,394              7,112             55,222            54,633
                                                           -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners................................             14,181             33,964              3,697            90,084
   Net transfers (including fixed
     account)............................................           (74,119)            184,712             41,046            43,465
   Contract charges......................................               (80)               (78)               (69)             (144)
   Transfers for contract benefits
     and terminations....................................           (18,390)           (25,761)           (59,101)          (29,784)
                                                           -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions............................           (78,408)            192,837           (14,427)           103,621
                                                           -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets....................................           (65,014)            199,949             40,795           158,254
NET ASSETS:
   Beginning of period...................................            460,268            260,319            503,939           345,685
                                                           -----------------  -----------------  -----------------  ----------------
   End of period.........................................  $         395,254  $         460,268  $         544,734  $        503,939
                                                           =================  =================  =================  ================

(a) For the period April 28, 2017 to September 30, 2017.


 The accompanying notes are an integral part of these financial statements.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS
                           (UNAUDITED)



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust I ("BHFTI")*                       Neuberger Berman Equity Funds ("Neuberger
Brighthouse Funds Trust II ("BHFTII")*                       Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Government Money Fund, Inc.
Ivy Variable Insurance Portfolios ("IVY VIP")              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Fund, Inc.
Legg Mason Partners Variable Equity Trust                  The Alger Portfolios ("Alger")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")
                                                           VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



1.  ORGANIZATION -- (CONCLUDED)


The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of September 30, 2017:

Alger Small Cap Growth Sub-Account                       BHFTI Invesco Comstock Sub-Account
American Funds Bond Sub-Account (a)                      BHFTI Invesco Mid Cap Value Sub-Account
American Funds Global Growth Sub-Account (a)             BHFTI Invesco Small Cap Growth Sub-Account (a)
American Funds Global Small Capitalization Sub-          BHFTI JPMorgan Core Bond Sub-Account
   Account (a)                                           BHFTI JPMorgan Global Active Allocation
American Funds Growth Sub-Account                          Sub-Account
American Funds Growth-Income Sub-Account (a)             BHFTI JPMorgan Small Cap Value Sub-Account (a)
BHFTI AB Global Dynamic Allocation Sub-Account           BHFTI Loomis Sayles Global Markets Sub-Account
BHFTI Allianz Global Investors Dynamic Multi-Asset       BHFTI MetLife Multi-Index Targeted Risk Sub-Account
   Plus Sub-Account                                      BHFTI MFS Research International Sub-Account (a)
BHFTI American Funds Balanced Allocation                 BHFTI Morgan Stanley Mid Cap Growth
   Sub-Account                                             Sub-Account (a)
BHFTI American Funds Growth Allocation Sub-Account       BHFTI Oppenheimer Global Equity Sub-Account
BHFTI American Funds Growth Sub-Account                  BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Moderate Allocation                   Sub-Account
   Sub-Account                                           BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI PIMCO Total Return Sub-Account (a)
BHFTI BlackRock Global Tactical Strategies               BHFTI Pyramis Government Income Sub-Account
   Sub-Account                                           BHFTI Pyramis Managed Risk Sub-Account
BHFTI BlackRock High Yield Sub-Account (a)               BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI Brighthouse Balanced Plus Sub-Account              BHFTI SSGA Growth ETF Sub-Account
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTI T. Rowe Price Mid Cap Growth Sub-Account
   Equity Sub-Account                                    BHFTI TCW Core Fixed Income Sub-Account
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate                Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII BlackRock Capital Appreciation
   Return Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Templeton International Bond           BHFTII BlackRock Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account             BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI ClearBridge Aggressive Growth Sub-Account (a)      BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Goldman Sachs Mid Cap Value Sub-Account            BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Invesco Balanced-Risk Allocation Sub-Account         Sub-Account (a)

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



2.  LIST OF SUB-ACCOUNTS -- (CONTINUED)


BHFTII Brighthouse/Dimensional International Small       Invesco V.I. Core Equity Sub-Account
   Company Sub-Account                                   Invesco V.I. Equity and Income Sub-Account (a)
BHFTII Brighthouse/Wellington Core Equity                Invesco V.I. Growth and Income Sub-Account
   Opportunities Sub-Account (a)                         Invesco V.I. International Growth Sub-Account (a)
BHFTII Frontier Mid Cap Growth Sub-Account               Ivy VIP Asset Strategy
BHFTII Jennison Growth Sub-Account (a)                   LMPVET ClearBridge Variable Aggressive Growth
BHFTII Loomis Sayles Small Cap Core Sub-Account             Sub-Account (a)
BHFTII Loomis Sayles Small Cap Growth Sub-Account        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife Aggregate Bond Index Sub-Account (a)         Sub-Account (a)
BHFTII MetLife Mid Cap Stock Index Sub-Account (a)       LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife MSCI EAFE Index Sub-Account (a)              Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account (a)        LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account (a)
   Sub-Account (a)                                       LMPVET QS Variable Conservative Growth
BHFTII T. Rowe Price Small Cap Growth                       Sub-Account
   Sub-Account (a)                                       LMPVET QS Variable Growth Sub-Account
BHFTII VanEck Global Natural Resources Sub-Account       LMPVET QS Variable Moderate Growth Sub-Account
BHFTII Western Asset Management Strategic Bond           LMPVIT Western Asset Variable Global High Yield
   Opportunities Sub-Account (a)                            Bond Sub-Account (a)
BHFTII Western Asset Management U.S. Government          MFS VIT Investors Trust Sub-Account
   Sub-Account (a)                                       MFS VIT New Discovery Sub-Account
BlackRock Global Allocation V.I. Sub-Account             MFS VIT Research Sub-Account
Deutsche I CROCI International Sub-Account               Neuberger Berman Genesis Sub-Account
Federated High Income Bond Sub-Account                   Oppenheimer VA Core Bond Sub-Account
Federated Kaufman Sub-Account                            Oppenheimer VA Global Multi-Alternatives
Fidelity VIP Asset Manager Sub-Account                      Sub-Account (b)
Fidelity VIP Contrafund Sub-Account (a)                  Oppenheimer VA Government Money Sub-Account
Fidelity VIP Equity-Income Sub-Account                   Oppenheimer VA Main Street Small Cap
Fidelity VIP FundsManager 50% Sub-Account                   Sub-Account (a)
Fidelity VIP FundsManager 60% Sub-Account                Oppenheimer VA Main Street Sub-Account
Fidelity VIP Government Money Market                     PIMCO VIT Commodity RealReturn Strategy
   Sub-Account (a)                                       PIMCO VIT Emerging Markets Bond
Fidelity VIP Growth Sub-Account                          PIMCO VIT Unconstrained Bond
Fidelity VIP Index 500 Sub-Account                       Pioneer VCT Mid Cap Value Sub-Account
Fidelity VIP Mid Cap Sub-Account                         Pioneer VCT Real Estate Shares Sub-Account
Fidelity VIP Overseas Sub-Account                        T. Rowe Price Government Money Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   T. Rowe Price Growth Stock Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            T. Rowe Price International Stock Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          TAP 1919 Variable Socially Responsive Balanced
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             VanEck VIP Long/Short Equity Index Sub-Account
Invesco V.I. American Franchise Sub-Account              VIF Global Infrastructure Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Sub-Account began operations during the period ended September 30, 2017.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)


B. The following Sub-Accounts had no net assets as of September 30, 2017:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account


3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the nine months ended September 30, 2017:

LMPVET EnTrustPermal Alternative Select VIT Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the nine months ended September 30, 2017:

NAME CHANGES:

Former Name                                         New Name

(MIST) Met/Aberdeen Emerging Markets Equity         (BHFTI) Brighthouse/Aberdeen Emerging Markets
    Portfolio                                           Equity Portfolio
(MIST) Met/Artisan International Portfolio          (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio      (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                        Portfolio
(MIST) Met/Franklin Low Duration Total Return       (BHFTI) Brighthouse/Franklin Low Duration Total
    Portfolio                                           Return Portfolio
(MIST) Met/Templeton International Bond Portfolio   (BHFTI) Brighthouse/Templeton International Bond
                                                        Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio  (BHFTI) Brighthouse/Wellington Large Cap Research
                                                        Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio       (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio              (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio            (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio       (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio           (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                        Portfolio
(MSF) Met/Dimensional International Small Company   (BHFTII) Brighthouse/Dimensional International
    Portfolio                                           Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities      (BHFTII) Brighthouse/Wellington Core Equity
    Portfolio                                           Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio         (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio         (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio         (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio         (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                     (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                  (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio    (BHFTII) VanEck Global Natural Resources Portfolio
(UIF) Global Infrastructure Portfolio               (VIF) Global Infrastructure Portfolio

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISOR NAME CHANGE:

Former Name                                           New Name

MetLife Advisors, LLC                                 Brighthouse Investment Advisors, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

LIQUIDATION:

Former Portfolio

EnTrustPermal Alternative Select VIT Portfolio


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2017:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the nine months ended September 30, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFI and BHFII Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisors, LLC ("Brighthouse Advisors"), an affiliate of the Company. Brighthouse Advisors is also the investment adviser to the portfolios of the BHFI and BHFII Trusts.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS

                                                                                                        FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2017              SEPTEMBER 30, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,264,843       58,214,350          115,043         4,143,105
     American Funds Bond Sub-Account............................     12,605,928      134,986,709        9,632,314         7,840,589
     American Funds Global Growth Sub-Account...................     10,701,340      244,215,919       12,071,375        36,928,745
     American Funds Global Small Capitalization Sub-Account.....      5,006,851      100,276,228        1,765,822        10,350,469
     American Funds Growth Sub-Account..........................     10,573,538      618,132,299       75,552,723        96,763,356
     American Funds Growth-Income Sub-Account...................      8,294,293      326,219,275       32,433,220        32,149,965
     BHFTI AB Global Dynamic Allocation Sub-Account.............    265,385,189    2,702,050,590       47,630,259       224,319,872
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................      9,097,738       96,568,842       16,815,426         2,968,040
     BHFTI American Funds Balanced Allocation Sub-Account.......    329,258,747    3,019,400,506      222,980,015       189,533,112
     BHFTI American Funds Growth Allocation Sub-Account.........    196,013,813    1,687,248,330      160,873,824       114,763,183
     BHFTI American Funds Growth Sub-Account....................     69,113,174      629,500,729       84,017,292        61,891,616
     BHFTI American Funds Moderate Allocation Sub-Account.......    163,529,141    1,526,442,682      101,676,061       112,302,270
     BHFTI AQR Global Risk Balanced Sub-Account.................    260,562,715    2,713,329,921      155,505,088       181,284,210
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    486,598,619    4,793,054,729       96,014,570       360,904,556
     BHFTI BlackRock High Yield Sub-Account.....................     30,574,447      243,904,052       17,561,748        17,364,696
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     47,730,437      513,271,164       43,593,165        50,552,659
     BHFTI Brighthouse Balanced Plus Sub-Account................    676,404,520    6,987,820,148      559,117,665       201,094,157
     BHFTI Brighthouse Small Cap Value Sub-Account..............     16,229,906      229,640,192       15,298,737        25,802,279
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     38,347,596      368,945,784       10,738,606        43,973,892
     BHFTI Brighthouse/Artisan International Sub-Account........         29,501          279,233           41,033            18,216
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      6,248,963       64,397,744        9,504,994        10,042,259
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     15,497,446      153,007,140       12,394,820         9,092,913
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,810,091       43,282,993        1,049,499         2,646,328
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,057,247       11,215,892        1,051,138         2,014,939
     BHFTI Clarion Global Real Estate Sub-Account...............     22,165,415      253,381,033       11,888,355        18,529,058
     BHFTI ClearBridge Aggressive Growth Sub-Account............     27,051,392      278,807,662        7,545,357        60,350,215
     BHFTI Goldman Sachs Mid Cap Value Sub-Account..............     10,890,164      141,653,017        2,782,903        13,403,718
     BHFTI Harris Oakmark International Sub-Account.............     40,918,169      573,094,417       22,623,610        75,384,291
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    104,154,322    1,067,169,974      164,603,216        41,626,681
     BHFTI Invesco Comstock Sub-Account.........................     49,573,754      593,772,910       40,746,007        62,067,387
     BHFTI Invesco Mid Cap Value Sub-Account....................     13,392,420      225,352,578        6,221,518        22,252,468
     BHFTI Invesco Small Cap Growth Sub-Account.................     23,667,721      327,075,450       38,011,820        29,310,762
     BHFTI JPMorgan Core Bond Sub-Account.......................     33,262,779      347,789,824       20,054,412        19,983,030
     BHFTI JPMorgan Global Active Allocation Sub-Account........     94,477,466    1,032,877,153       51,100,120        57,278,544
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,418,346       20,388,843        1,904,787         2,661,739
     BHFTI Loomis Sayles Global Markets Sub-Account.............      9,099,018      111,325,888        4,346,090        18,609,734
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     73,798,780      860,236,897       66,568,413        29,166,410
     BHFTI MFS Research International Sub-Account...............     22,388,258      242,646,945        8,405,999        33,482,633
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     13,132,228      144,160,972        2,639,816        26,319,594
     BHFTI Oppenheimer Global Equity Sub-Account................      2,715,626       47,919,790          711,211         9,597,007
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     13,841,694      147,479,406       54,277,434        13,770,174
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     64,746,652      700,157,373       31,614,406        27,073,529
     BHFTI PIMCO Total Return Sub-Account.......................    130,847,951    1,535,056,343       62,645,746        53,541,321
     BHFTI Pyramis Government Income Sub-Account................     55,927,962      600,370,614       18,308,046        79,548,489
     BHFTI Pyramis Managed Risk Sub-Account.....................     39,127,783      434,372,496       41,854,509        17,562,701
     BHFTI Schroders Global Multi-Asset Sub-Account.............     49,274,147      544,237,493       26,193,587        33,361,493
     BHFTI SSGA Growth and Income ETF Sub-Account...............    110,886,925    1,214,024,424       39,264,209       111,473,917
     BHFTI SSGA Growth ETF Sub-Account..........................     39,551,065      418,558,488       22,109,108        41,830,903
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,985,535      641,857,356       87,596,307        65,981,246

(a)  For the period April 28, 2017 to September 30, 2017.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                        FOR THE NINE MONTHS ENDED
                                                                     AS OF SEPTEMBER 30, 2017              SEPTEMBER 30, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     46,634,665       422,467,908       45,860,521        59,062,560
     BHFTI TCW Core Fixed Income Sub-Account....................         33,415           339,154           62,867            18,270
     BHFTII Baillie Gifford International Stock Sub-Account.....     19,685,751       185,838,700        5,994,011        37,273,022
     BHFTII BlackRock Bond Income Sub-Account...................        679,572        72,506,644        5,496,234         8,850,253
     BHFTII BlackRock Capital Appreciation Sub-Account..........        399,467        12,171,009        1,014,233         1,991,454
     BHFTII BlackRock Large Cap Value Sub-Account...............        532,484         5,051,785          480,503           707,441
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      3,098,374       309,957,408       33,656,043        67,198,064
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........      9,638,239       105,249,986       24,196,087        23,691,676
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    331,171,471     3,975,747,255      195,537,026       446,060,586
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    535,337,210     6,772,319,165      371,252,633       553,020,189
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    434,979,776     5,984,084,915      411,326,732       499,107,337
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        881,715       189,505,001        4,200,222        24,553,231
     BHFTII Brighthouse/Dimensional International Small Company
       Sub-Account..............................................      4,751,230        65,851,423        8,541,490         6,956,325
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     26,730,040       766,044,531       50,782,593        80,620,575
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,160,495        64,723,165        3,819,350         8,797,946
     BHFTII Jennison Growth Sub-Account.........................     32,015,783       396,358,115       37,772,226        70,813,460
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         53,679        12,677,984        2,271,228         2,878,082
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         25,380           333,709           28,772            24,988
     BHFTII MetLife Aggregate Bond Index Sub-Account............     29,660,141       322,428,807       28,855,753        22,551,193
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,659,007       135,477,331       20,820,166        11,682,313
     BHFTII MetLife MSCI EAFE Index Sub-Account.................      8,686,496       103,632,956        7,891,556        10,943,474
     BHFTII MetLife Russell 2000 Index Sub-Account..............      7,322,897       115,989,342       15,072,505        14,316,236
     BHFTII MetLife Stock Index Sub-Account.....................     12,709,266       441,707,801       40,940,185        71,273,618
     BHFTII MFS Total Return Sub-Account........................        249,582        37,532,723        5,463,492         4,638,105
     BHFTII MFS Value Sub-Account...............................     18,814,107       279,469,345       28,011,246        27,685,151
     BHFTII Neuberger Berman Genesis Sub-Account................      6,364,718        95,631,438       12,399,599        11,891,318
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     10,527,865       221,324,030       27,917,369        21,301,748
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        611,645        11,268,281        2,076,144         2,550,485
     BHFTII Van Eck Global Natural Resources Sub-Account........      8,728,922       104,115,620       13,899,937         8,930,513
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     77,950,356     1,012,891,963       52,461,695        62,248,635
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     21,309,306       255,489,454       11,857,031        13,327,020
     BlackRock Global Allocation V.I. Sub-Account...............        199,728         2,731,405          196,981           105,928
     Deutsche I CROCI International Sub-Account.................      1,721,529        15,993,472          981,965         1,117,591
     Federated High Income Bond Sub-Account.....................            296             2,048            1,871            26,343
     Federated Kaufman Sub-Account..............................          3,105            45,170               --             1,395
     Fidelity VIP Asset Manager Sub-Account.....................      4,717,874        72,117,051        7,044,213         5,981,316
     Fidelity VIP Contrafund Sub-Account........................     16,600,036       442,957,547       27,308,932        55,727,444
     Fidelity VIP Equity-Income Sub-Account.....................        205,945         4,569,293           81,168           304,908
     Fidelity VIP FundsManager 50% Sub-Account..................    351,676,041     4,136,809,347          739,575       281,744,511
     Fidelity VIP FundsManager 60% Sub-Account..................    231,455,298     2,314,039,420       37,824,454       694,996,445
     Fidelity VIP Government Money Market Sub-Account...........     17,759,915        17,759,915        1,301,081         2,496,404
     Fidelity VIP Growth Sub-Account............................      2,409,987       100,021,087        9,849,828        12,467,061
     Fidelity VIP Index 500 Sub-Account.........................        247,720        33,082,089          388,983         6,377,078
     Fidelity VIP Mid Cap Sub-Account...........................     12,006,896       357,739,757       18,304,850        32,233,616
     Fidelity VIP Overseas Sub-Account..........................        201,022         3,691,797           80,295           358,732
     FTVIPT Franklin Income VIP Sub-Account.....................     16,376,926       246,623,725       11,628,068        20,344,941
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,659,969       119,165,600        8,849,157        10,585,060
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      6,854,015       116,588,057       12,202,471         8,204,985
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,645,419        68,575,214        2,607,296         8,329,916
     FTVIPT Templeton Global Bond VIP Sub-Account...............     12,651,125       231,149,525        2,343,740        10,822,939

(a)  For the period April 28, 2017 to September 30, 2017.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                       FOR THE NINE MONTHS ENDED
                                                                      AS OF SEPTEMBER 30, 2017            SEPTEMBER 30, 2017
                                                                   ------------------------------  --------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                      SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------    -------------  --------------    --------------
     Invesco V.I. American Franchise Sub-Account.................            241           13,462          1,128                686
     Invesco V.I. Core Equity Sub-Account........................          3,567           98,811          7,882             57,433
     Invesco V.I. Equity and Income Sub-Account..................     36,593,650      538,872,817     26,257,938         33,835,292
     Invesco V.I. Growth and Income Sub-Account..................             49              911             95                 78
     Invesco V.I. International Growth Sub-Account...............      7,029,313      193,787,617      3,908,758         21,639,398
     Ivy VIP Asset Strategy Sub-Account..........................         35,103          321,352         83,769             33,097
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,232,475      224,377,834     12,765,131         25,919,803
     LMPVET ClearBridge Variable Appreciation Sub-Account........     10,581,153      280,750,978      9,888,382         28,703,131
     LMPVET ClearBridge Variable Dividend Strategy Sub-Account...     11,330,783      134,347,310      4,337,210         12,561,559
     LMPVET ClearBridge Variable Large Cap Growth Sub-Account....        129,677        2,436,244        317,099            831,808
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        327,973        5,719,797        377,867          2,679,404
     LMPVET ClearBridge Variable Small Cap Growth Sub-Account....      4,447,528       79,775,135      2,443,495         11,316,051
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,490,555       31,658,032        342,941          2,515,756
     LMPVET QS Variable Growth Sub-Account.......................      5,494,529       69,029,892      2,327,324          6,394,030
     LMPVET QS Variable Moderate Growth Sub-Account..............         51,280          600,026         33,650            216,976
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     11,525,858       91,919,071      1,114,178          7,607,044
     MFS VIT Investors Trust Sub-Account.........................            202            4,209            258              4,155
     MFS VIT New Discovery Sub-Account...........................            328            5,076            112             38,904
     MFS VIT Research Sub-Account................................            718           14,058          1,564              4,601
     Neuberger Berman Genesis Sub-Account........................            109            4,491             --                 42
     Oppenheimer VA Core Bond Sub-Account........................            329            3,272             61              3,285
     Oppenheimer VA Global Multi-Alternatives Sub-Account (a)....         24,470          231,981        233,223              1,230
     Oppenheimer VA Government Money Sub-Account.................          3,229            3,229              7                175
     Oppenheimer VA Main Street Small Cap Sub-Account............      4,740,025       86,011,732      7,860,744         10,735,901
     Oppenheimer VA Main Street Sub-Account......................          3,576           82,977          3,194              3,899
     PIMCO VIT CommodityRealReturn Strategy Sub-Account..........         66,759          518,895        111,181             59,236
     PIMCO VIT Emerging Markets Bond Sub-Account.................         69,488          873,276        288,250             56,558
     PIMCO VIT Unconstrained Bond Sub-Account....................         52,759          535,558         51,879             73,614
     Pioneer VCT Mid Cap Value Sub-Account.......................      3,438,200       63,087,778      7,332,409          5,376,755
     Pioneer VCT Real Estate Shares Sub-Account..................         15,530          251,007         30,653             29,197
     T. Rowe Price Government Money Sub-Account..................        396,405          396,405         18,513            154,793
     T. Rowe Price Growth Stock Sub-Account......................        117,976        4,568,835        527,600            650,165
     T. Rowe Price International Stock Sub-Account...............         26,346          382,167         27,683              4,956
     TAP 1919 Variable Socially Responsive Balanced Sub-Account..          4,896          128,188            664             19,001
     VanEck VIP Long/Short Equity Index Sub-Account..............         15,315          375,663         55,927            138,613
     VIF Global Infrastructure Sub-Account.......................         70,023          549,246        107,977             89,761

(a)  For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:


                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2017             2016            2017             2016             2017            2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
Units issued and transferred
   from other funding options....          49,273           80,179          896,557         772,477          364,161         522,007
Units redeemed and transferred to
   other funding options.........       (269,402)        (388,533)        (840,326)     (1,639,113)        (956,962)     (1,022,066)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       2,980,349        3,200,478        7,349,584       7,293,353        6,387,922       6,980,723
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2017            2016             2017            2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,939,876       3,123,694        2,741,584        3,075,557
Units issued and transferred
   from other funding options....          122,620         272,900           39,815           75,722
Units redeemed and transferred to
   other funding options.........        (292,608)       (456,718)        (333,468)        (409,695)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,769,888       2,939,876        2,447,931        2,741,584
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........       2,163,637        2,179,793
Units issued and transferred
   from other funding options....         332,008          286,066
Units redeemed and transferred to
   other funding options.........       (219,364)        (302,222)
                                   --------------  ---------------
Units end of year................       2,276,281        2,163,637
                                   ==============  ===============

                                               BHFTI AB              BHFTI ALLIANZ GLOBAL INVESTORS
                                       GLOBAL DYNAMIC ALLOCATION        DYNAMIC MULTI-ASSET PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      252,960,506      263,678,991       79,436,316      59,800,997
Units issued and transferred
   from other funding options....        5,813,613       19,318,402       20,688,789      33,904,838
Units redeemed and transferred to
   other funding options.........     (20,501,874)     (30,036,887)      (9,227,065)    (14,269,519)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      238,272,245      252,960,506       90,898,040      79,436,316
                                   ===============  ===============  ===============  ==============


                                         BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                          BALANCED ALLOCATION               GROWTH ALLOCATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2017            2016             2017            2016
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........      234,371,003      246,263,553     128,517,470     137,469,623
Units issued and transferred
   from other funding options....       10,178,440       15,335,939       6,955,302       8,565,324
Units redeemed and transferred to
   other funding options.........     (20,217,668)     (27,228,489)    (11,957,829)    (17,517,477)
                                   ---------------  ---------------  --------------  --------------
Units end of year................      224,331,775      234,371,003     123,514,943     128,517,470
                                   ===============  ===============  ==============  ==============


                                                 BHFTI                    BHFTI AMERICAN FUNDS
                                         AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       77,428,972       77,730,599      121,315,385     126,162,585
Units issued and transferred
   from other funding options....        8,175,689       12,677,891        3,927,619       9,031,479
Units redeemed and transferred to
   other funding options.........     (10,891,073)     (12,979,518)     (10,585,756)    (13,878,679)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       74,713,588       77,428,972      114,657,248     121,315,385
                                   ===============  ===============  ===============  ==============

                                              BHFTI AQR                     BHFTI BLACKROCK
                                        GLOBAL RISK BALANCED          GLOBAL TACTICAL STRATEGIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2017            2016             2017             2016
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     221,364,216     241,508,750      421,174,334      445,213,023
Units issued and transferred
   from other funding options....       6,955,504      10,345,425        8,665,966       23,672,589
Units redeemed and transferred to
   other funding options.........    (20,938,718)    (30,489,959)     (33,627,336)     (47,711,278)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     207,381,002     221,364,216      396,212,964      421,174,334
                                   ==============  ==============  ===============  ===============


                                                                                   BHFTI
                                      BHFTI BLACKROCK HIGH YIELD     BRIGHTHOUSE ASSET ALLOCATION 100
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                       SEPTEMBER       DECEMBER          SEPTEMBER        DECEMBER
                                         2017            2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        8,860,074        9,031,674        33,538,308       37,143,227
Units issued and transferred
   from other funding options....          710,693        2,059,900           752,698        1,378,487
Units redeemed and transferred to
   other funding options.........      (1,053,151)      (2,231,500)       (2,962,596)      (4,983,406)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        8,517,616        8,860,074        31,328,410       33,538,308
                                   ===============  ===============   ===============  ===============


                                                BHFTI                            BHFTI
                                      BRIGHTHOUSE BALANCED PLUS       BRIGHTHOUSE SMALL CAP VALUE
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2017            2016             2017             2016
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     536,906,397     552,214,291        9,362,462       10,725,811
Units issued and transferred
   from other funding options....      36,036,086      46,998,673          820,377          854,348
Units redeemed and transferred to
   other funding options.........    (39,669,384)    (62,306,567)      (1,486,128)      (2,217,697)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     533,273,099     536,906,397        8,696,711        9,362,462
                                   ==============  ==============  ===============  ===============

                                     BHFTI BRIGHTHOUSE/ABERDEEN           BHFTI BRIGHTHOUSE/               BHFTI BRIGHTHOUSE/
                                       EMERGING MARKETS EQUITY           ARTISAN INTERNATIONAL          EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2017             2016            2017            2016             2017             2016
                                   ---------------  --------------  --------------  --------------  ---------------  ---------------

Units beginning of year..........       39,351,974      42,624,617          27,485          12,794        5,632,610        5,985,329
Units issued and transferred
   from other funding options....        2,869,124       5,229,977           4,209          17,546        1,051,111        1,371,315
Units redeemed and transferred to
   other funding options.........      (5,878,393)     (8,502,620)         (1,802)         (2,855)      (1,243,493)      (1,724,034)
                                   ---------------  --------------  --------------  --------------  ---------------  ---------------
Units end of year................       36,342,705      39,351,974          29,892          27,485        5,440,228        5,632,610
                                   ===============  ==============  ==============  ==============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN       BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN           INTERNATIONAL BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       14,680,889       16,246,958        3,153,303        3,361,116
Units issued and transferred
   from other funding options....        2,410,899        3,444,662          221,263          486,091
Units redeemed and transferred to
   other funding options.........      (2,111,552)      (5,010,731)        (314,360)        (693,904)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,980,236       14,680,889        3,060,206        3,153,303
                                   ===============  ===============  ===============  ===============


                                    BHFTI BRIGHTHOUSE/WELLINGTON
                                         LARGE CAP RESEARCH
                                             SUB-ACCOUNT
                                   --------------------------------
                                      SEPTEMBER        DECEMBER
                                        2017             2016
                                   ---------------  ---------------

Units beginning of year..........          931,137        1,013,512
Units issued and transferred
   from other funding options....           24,162           43,104
Units redeemed and transferred to
   other funding options.........        (107,547)        (125,479)
                                   ---------------  ---------------
Units end of year................          847,752          931,137
                                   ===============  ===============

(a) For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                BHFTI                             BHFTI
                                     CLARION GLOBAL REAL ESTATE       CLEARBRIDGE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       14,214,001       15,477,002      31,716,282       35,697,833
Units issued and transferred
   from other funding options....        1,152,751        1,636,352       1,931,553        4,081,680
Units redeemed and transferred to
   other funding options.........      (1,828,190)      (2,899,353)     (5,151,556)      (8,063,231)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       13,538,562       14,214,001      28,496,279       31,716,282
                                   ===============  ===============  ==============  ===============


                                                BHFTI                             BHFTI
                                     GOLDMAN SACHS MID CAP VALUE      HARRIS OAKMARK INTERNATIONAL
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,715,456        6,513,771      23,007,569       25,339,005
Units issued and transferred
   from other funding options....          378,627          550,368       1,752,923        3,176,397
Units redeemed and transferred to
   other funding options.........        (807,583)      (1,348,683)     (3,722,831)      (5,507,833)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,286,500        5,715,456      21,037,661       23,007,569
                                   ===============  ===============  ==============  ===============


                                            BHFTI INVESCO
                                      BALANCED-RISK ALLOCATION           BHFTI INVESCO COMSTOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2017             2016             2017             2016
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      818,076,929     749,414,346       36,743,760       39,951,458
Units issued and transferred
   from other funding options....      128,593,275     178,177,883        2,204,730        3,419,052
Units redeemed and transferred to
   other funding options.........    (100,349,867)   (109,515,300)      (4,641,485)      (6,626,750)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      846,320,337     818,076,929       34,307,005       36,743,760
                                   ===============  ==============  ===============  ===============

                                                                                 BHFTI
                                     BHFTI INVESCO MID CAP VALUE       INVESCO SMALL CAP GROWTH         BHFTI JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2017            2016             2017            2016             2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,068,224        7,308,379      10,669,549       11,537,860      31,064,359       31,401,600
Units issued and transferred
   from other funding options....         650,848        1,000,977         801,557        1,540,952       3,823,404        5,804,842
Units redeemed and transferred to
   other funding options.........     (1,062,993)      (1,241,132)     (1,519,319)      (2,409,263)     (4,217,433)      (6,142,083)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,656,079        7,068,224       9,951,787       10,669,549      30,670,330       31,064,359
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                          BHFTI JPMORGAN                        BHFTI                            BHFTI
                                     GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE       LOOMIS SAYLES GLOBAL MARKETS
                                            SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     848,098,850     828,919,735        1,141,302       1,287,553        8,505,955       9,530,128
Units issued and transferred
   from other funding options....      72,790,637     155,414,383           56,721          78,756          400,189         976,077
Units redeemed and transferred to
   other funding options.........    (93,095,970)   (136,235,268)        (142,049)       (225,007)      (1,201,893)     (2,000,250)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................     827,793,517     848,098,850        1,055,974       1,141,302        7,704,251       8,505,955
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                            BHFTI METLIFE                     BHFTI MFS                   BHFTI MORGAN STANLEY
                                      MULTI-INDEX TARGETED RISK        RESEARCH INTERNATIONAL                MID CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                       SUB-ACCOUNT
                                   ------------------------------  -------------------------------  --------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                        2017            2016             2017            2016             2017            2016
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------

Units beginning of year..........     583,908,748     435,062,012       16,956,442      18,156,340       12,770,536       12,648,258
Units issued and transferred
   from other funding options....      69,942,551     213,057,814          865,840       1,542,675          690,755        1,794,662
Units redeemed and transferred to
   other funding options.........    (53,939,373)    (64,211,078)      (2,506,951)     (2,742,573)      (1,798,320)      (1,672,384)
                                   --------------  --------------  ---------------  --------------  ---------------  ---------------
Units end of year................     599,911,926     583,908,748       15,315,331      16,956,442       11,662,971       12,770,536
                                   ==============  ==============  ===============  ==============  ===============  ===============


                                                BHFTI                       BHFTI PANAGORA                     BHFTI PIMCO
                                      OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2017            2016             2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       2,333,207        2,520,098      95,787,147       21,772,279       43,749,123      46,098,333
Units issued and transferred
   from other funding options....          40,783          236,785      65,549,106       90,776,007        5,408,093       5,877,834
Units redeemed and transferred to
   other funding options.........       (337,107)        (423,676)    (27,290,333)     (16,761,139)      (5,248,973)     (8,227,044)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................       2,036,883        2,333,207     134,045,920       95,787,147       43,908,243      43,749,123
                                   ==============  ===============  ==============  ===============  ===============  ==============

                                                                                 BHFTI
                                       BHFTI PIMCO TOTAL RETURN        PYRAMIS GOVERNMENT INCOME      BHFTI PYRAMIS MANAGED RISK
                                              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                          2017            2016            2017            2016            2017            2016
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      84,045,933      91,772,688      59,975,014      60,149,269      36,164,251      31,417,980
Units issued and transferred
   from other funding options......       8,256,879      10,440,405       4,160,648      18,530,743       6,690,932      10,679,496
Units redeemed and transferred to
   other funding options...........     (8,702,993)    (18,167,160)    (10,439,866)    (18,704,998)     (4,852,033)     (5,933,225)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      83,599,819      84,045,933      53,695,796      59,975,014      38,003,150      36,164,251
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                 BHFTI                        BHFTI SSGA
                                     SCHRODERS GLOBAL MULTI-ASSET        GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF
                                              SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER        SEPTEMBER       DECEMBER
                                          2017            2016            2017            2016            2017            2016
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............     459,001,172     467,251,015      85,949,744      93,774,991      30,512,706      32,991,663
Units issued and transferred
   from other funding options......      34,479,719      58,310,305       2,642,663       3,654,848       1,350,435       2,024,267
Units redeemed and transferred to
   other funding options...........    (48,340,848)    (66,560,148)     (8,525,349)    (11,480,095)     (3,185,322)     (4,503,224)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................     445,140,043     459,001,172      80,067,058      85,949,744      28,677,819      30,512,706
                                     ==============  ==============  ==============  ==============  ==============  ==============

(a) For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                BHFTI                             BHFTI
                                    T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       11,082,070       12,150,155      25,320,043       27,786,712
Units issued and transferred
   from other funding options....          585,747        1,028,927       1,252,754        2,545,274
Units redeemed and transferred to
   other funding options.........      (1,311,070)      (2,097,012)     (3,772,154)      (5,011,943)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       10,356,747       11,082,070      22,800,643       25,320,043
                                   ===============  ===============  ==============  ===============


                                                                             BHFTII BAILLIE
                                     BHFTI TCW CORE FIXED INCOME       GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........           29,430            7,421      22,804,816       24,846,295
Units issued and transferred
   from other funding options....            6,051           25,027         963,377        2,167,017
Units redeemed and transferred to
   other funding options.........          (1,861)          (3,018)     (3,707,309)      (4,208,496)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................           33,620           29,430      20,060,884       22,804,816
                                   ===============  ===============  ==============  ===============


                                                                             BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                        2017             2016              2017             2016
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        1,269,349       1,196,294           584,767          579,182
Units issued and transferred
   from other funding options....          128,583         289,844            25,283           93,393
Units redeemed and transferred to
   other funding options.........        (203,535)       (216,789)          (74,325)         (87,808)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        1,194,397       1,269,349           535,725          584,767
                                   ===============  ==============   ===============  ===============

                                                BHFTII                      BHFTII BLACKROCK
                                       BLACKROCK LARGE CAP VALUE          ULTRA-SHORT TERM BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          254,830          245,613       33,915,071       39,040,662
Units issued and transferred
   from other funding options....           22,579           77,920        7,386,275       22,705,149
Units redeemed and transferred to
   other funding options.........         (37,839)         (68,703)     (10,769,856)     (27,830,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          239,570          254,830       30,531,490       33,915,071
                                   ===============  ===============  ===============  ===============


                                               BHFTII                             BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 20    BRIGHTHOUSE ASSET ALLOCATION 40
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER         DECEMBER
                                        2017             2016             2017              2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,192,154        4,782,874      266,351,270      297,958,878
Units issued and transferred
   from other funding options....        1,813,375        5,207,792        3,197,473        6,249,604
Units redeemed and transferred to
   other funding options.........      (1,960,929)      (2,798,512)     (29,111,238)     (37,857,212)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,044,600        7,192,154      240,437,505      266,351,270
                                   ===============  ===============  ===============  ===============


                                                BHFTII                            BHFTII
                                    BRIGHTHOUSE ASSET ALLOCATION 60   BRIGHTHOUSE ASSET ALLOCATION 80
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........      407,551,536      446,107,386       353,810,551      388,323,652
Units issued and transferred
   from other funding options....        6,374,688       12,125,390         4,680,699        7,664,067
Units redeemed and transferred to
   other funding options.........     (35,084,938)     (50,681,240)      (29,806,643)     (42,177,168)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................      378,841,286      407,551,536       328,684,607      353,810,551
                                   ===============  ===============   ===============  ===============

                                      BHFTII BRIGHTHOUSE/ARTISAN     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,275,939       10,052,598        2,814,983        3,198,853
Units issued and transferred
   from other funding options....          649,421        1,328,066          379,043          449,612
Units redeemed and transferred to
   other funding options.........      (1,455,293)      (2,104,725)        (465,084)        (833,482)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,470,067        9,275,939        2,728,942        2,814,983
                                   ===============  ===============  ===============  ===============


                                    BHFTII BRIGHTHOUSE/WELLINGTON               BHFTII
                                      CORE EQUITY OPPORTUNITIES         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                        2017            2016             2017            2016             2017             2016
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........      29,665,645      26,356,637        3,317,626        3,809,398       21,756,762      23,988,437
Units issued and transferred
   from other funding options....         958,905       8,235,123          252,936          314,123          953,878       2,192,365
Units redeemed and transferred to
   other funding options.........     (3,420,514)     (4,926,115)        (527,970)        (805,895)      (3,596,508)     (4,424,040)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................      27,204,036      29,665,645        3,042,592        3,317,626       19,114,132      21,756,762
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                               BHFTII
                                    LOOMIS SAYLES SMALL CAP CORE
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........         241,747          250,951
Units issued and transferred
   from other funding options....          29,705           29,461
Units redeemed and transferred to
   other funding options.........        (51,102)         (38,665)
                                   --------------  ---------------
Units end of year................         220,350          241,747
                                   ==============  ===============

                                               BHFTII                           BHFTII                           BHFTII
                                   LOOMIS SAYLES SMALL CAP GROWTH    METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                        2017             2016            2017             2016             2017            2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........          15,428           18,203       21,606,441      18,032,558        5,338,539       5,111,469
Units issued and transferred
   from other funding options....             605            1,246        3,647,407      11,999,341          742,139       1,293,546
Units redeemed and transferred to
   other funding options.........         (1,071)          (4,021)      (3,554,980)     (8,425,458)        (793,465)     (1,066,476)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................          14,962           15,428       21,698,868      21,606,441        5,287,213       5,338,539
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                               BHFTII                            BHFTII
                                       METLIFE MSCI EAFE INDEX         METLIFE RUSSELL 2000 INDEX
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER       DECEMBER
                                         2017            2016             2017            2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        9,185,190        8,770,551       5,131,926        5,516,806
Units issued and transferred
   from other funding options....          819,160        1,618,760         703,177        1,136,668
Units redeemed and transferred to
   other funding options.........      (1,305,572)      (1,204,121)       (884,642)      (1,521,548)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        8,698,778        9,185,190       4,950,461        5,131,926
                                   ===============  ===============  ==============  ===============



                                     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........      25,218,819       25,649,785
Units issued and transferred
   from other funding options....       2,131,176        5,242,838
Units redeemed and transferred to
   other funding options.........     (4,170,083)      (5,673,804)
                                   --------------  ---------------
Units end of year................      23,179,912       25,218,819
                                   ==============  ===============

(a) For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                                                                                 BHFTII
                                       BHFTII MFS TOTAL RETURN             BHFTII MFS VALUE             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         645,393          710,775      11,015,597       10,866,190       5,470,799        6,339,117
Units issued and transferred
   from other funding options....          53,947           45,755         830,073        2,869,961         290,178          394,983
Units redeemed and transferred to
   other funding options.........        (81,151)        (111,137)     (1,542,177)      (2,720,554)       (651,088)      (1,263,301)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         618,189          645,393      10,303,493       11,015,597       5,109,889        5,470,799
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               BHFTII                           BHFTII                       BHFTII VAN ECK
                                   T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH      GLOBAL NATURAL RESOURCES
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                        2017             2016            2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      17,003,069       19,853,858         373,919          373,434       6,924,892       8,336,502
Units issued and transferred
   from other funding options....       2,913,199        4,964,805          39,512           86,909       1,966,054       1,877,875
Units redeemed and transferred to
   other funding options.........     (3,398,561)      (7,815,594)        (71,445)         (86,424)     (1,397,921)     (3,289,485)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      16,517,707       17,003,069         341,986          373,919       7,493,025       6,924,892
                                   ==============  ===============  ==============  ===============  ==============  ==============

                                               BHFTII
                                      WESTERN ASSET MANAGEMENT           BHFTII WESTERN ASSET
                                    STRATEGIC BOND OPPORTUNITIES      MANAGEMENT U.S. GOVERNMENT
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ------------------------------
                                      SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                        2017             2016            2017            2016
                                   ---------------  --------------  --------------  --------------

Units beginning of year..........       32,852,094           6,545      14,126,610      15,069,560
Units issued and transferred
   from other funding options....        2,033,930      37,011,107       1,487,124       2,544,781
Units redeemed and transferred to
   other funding options.........      (3,211,759)     (4,165,558)     (1,768,907)     (3,487,731)
                                   ---------------  --------------  --------------  --------------
Units end of year................       31,674,265      32,852,094      13,844,827      14,126,610
                                   ===============  ==============  ==============  ==============




                                   BLACKROCK GLOBAL ALLOCATION V.I.    DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER          SEPTEMBER       DECEMBER
                                         2017             2016              2017            2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........          123,935           77,369         1,416,905        1,563,760
Units issued and transferred
   from other funding options....            9,497           60,040            40,839           71,496
Units redeemed and transferred to
   other funding options.........          (4,525)         (13,474)         (139,639)        (218,351)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          128,907          123,935         1,318,105        1,416,905
                                   ===============  ===============   ===============  ===============




                                     FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,435            2,503            5,331            5,491
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........          (2,267)             (68)             (85)            (160)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................              168            2,435            5,246            5,331
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP ASSET MANAGER          FIDELITY VIP CONTRAFUND        FIDELITY VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------  ------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                        2017             2016             2017             2016            2017            2016
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------

Units beginning of year..........        4,493,375        4,920,853       21,259,478      21,653,047         230,181         280,187
Units issued and transferred
   from other funding options....           59,351          136,470        1,101,863       2,319,348             659           1,199
Units redeemed and transferred to
   other funding options.........        (365,429)        (563,948)      (2,066,716)     (2,712,917)        (12,290)        (51,205)
                                   ---------------  ---------------  ---------------  --------------  --------------  --------------
Units end of year................        4,187,297        4,493,375       20,294,625      21,259,478         218,550         230,181
                                   ===============  ===============  ===============  ==============  ==============  ==============



                                     FIDELITY VIP FUNDSMANAGER 50%     FIDELITY VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      339,562,460      340,402,591      250,989,708      299,646,067
Units issued and transferred
   from other funding options....          359,095       16,507,550          509,338          391,758
Units redeemed and transferred to
   other funding options.........     (15,636,637)     (17,347,681)     (49,002,076)     (49,048,117)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      324,284,918      339,562,460      202,496,970      250,989,708
                                   ===============  ===============  ===============  ===============


                                             FIDELITY VIP
                                        GOVERNMENT MONEY MARKET
                                              SUB-ACCOUNT
                                   --------------------------------
                                       SEPTEMBER        DECEMBER
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........        2,758,925        5,764,747
Units issued and transferred
   from other funding options....          278,150       17,447,762
Units redeemed and transferred to
   other funding options.........        (438,059)     (20,453,584)
                                   ---------------  ---------------
Units end of year................        2,599,016        2,758,925
                                   ===============  ===============


                                         FIDELITY VIP GROWTH              FIDELITY VIP INDEX 500
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,179,280        6,842,558        2,222,100        2,464,560
Units issued and transferred
   from other funding options....           87,865          160,970            4,117           19,180
Units redeemed and transferred to
   other funding options.........        (482,689)        (824,248)        (196,154)        (261,640)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,784,456        6,179,280        2,030,063        2,222,100
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP              FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,382,115        6,898,177          333,151          376,022
Units issued and transferred
   from other funding options....          234,267          397,383            9,264           17,936
Units redeemed and transferred to
   other funding options.........        (628,076)        (913,445)         (27,874)         (60,807)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,988,306        6,382,115          314,541          333,151
                                   ===============  ===============  ===============  ===============

                                                                                  FTVIPT
                                      FTVIPT FRANKLIN INCOME VIP        FRANKLIN MUTUAL SHARES VIP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        4,031,843        4,415,184        4,164,982       4,536,450
Units issued and transferred
   from other funding options....          155,241          263,011          165,679         273,842
Units redeemed and transferred to
   other funding options.........        (406,329)        (646,352)        (426,533)       (645,310)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,780,755        4,031,843        3,904,128       4,164,982
                                   ===============  ===============  ===============  ==============

(a) For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                                FTVIPT
                                     FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,878,700        8,783,442        2,245,781        2,282,942
Units issued and transferred
   from other funding options....          642,333          669,468           65,347          229,599
Units redeemed and transferred to
   other funding options.........        (959,391)      (1,574,210)        (293,768)        (266,760)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,561,642        7,878,700        2,017,360        2,245,781
                                   ===============  ===============  ===============  ===============


                                               FTVIPT
                                      TEMPLETON GLOBAL BOND VIP       INVESCO V.I. AMERICAN FRANCHISE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                      SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                        2017              2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       11,303,555       11,945,145            1,514            1,825
Units issued and transferred
   from other funding options....          666,645        1,038,847               --               --
Units redeemed and transferred to
   other funding options.........      (1,025,472)      (1,680,437)             (57)            (311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       10,944,728       11,303,555            1,457            1,514
                                   ===============  ===============  ===============  ===============



                                       INVESCO V.I. CORE EQUITY      INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           25,350           27,589       27,024,285       28,966,281
Units issued and transferred
   from other funding options....                9              391        1,595,181        1,842,325
Units redeemed and transferred to
   other funding options.........          (8,043)          (2,630)      (2,486,491)      (3,784,321)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           17,316           25,350       26,132,975       27,024,285
                                   ===============  ===============  ===============  ===============


                                    INVESCO V.I. GROWTH AND INCOME   INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........               87              654         8,293,250        8,534,492
Units issued and transferred
   from other funding options....                3                6           331,508          703,865
Units redeemed and transferred to
   other funding options.........              (5)            (573)         (880,552)        (945,107)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................               84               87         7,744,206        8,293,250
                                   ===============  ===============   ===============  ===============


                                                                            LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY           VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                      SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           15,823           20,900       10,932,298       11,091,987
Units issued and transferred
   from other funding options....            7,850            5,793          855,284        1,508,549
Units redeemed and transferred to
   other funding options.........          (4,445)         (10,870)      (1,183,165)      (1,668,238)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,228           15,823       10,604,417       10,932,298
                                   ===============  ===============  ===============  ===============


                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER        SEPTEMBER        DECEMBER
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,615,066        7,746,928        8,906,934        9,391,848
Units issued and transferred
   from other funding options....          922,850          915,561          575,127          876,420
Units redeemed and transferred to
   other funding options.........        (643,096)      (1,047,423)        (845,852)      (1,361,334)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,894,820        7,615,066        8,636,209        8,906,934
                                   ===============  ===============  ===============  ===============

                                           LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                        VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............         121,433          156,000         342,723         333,277
Units issued and transferred
   from other funding options......          11,217            2,195          24,846          63,190
Units redeemed and transferred to
   other funding options...........        (28,840)         (36,762)       (109,532)        (53,744)
                                     --------------  ---------------  --------------  --------------
Units end of year..................         103,810          121,433         258,037         342,723
                                     ==============  ===============  ==============  ==============


                                           LMPVET CLEARBRIDGE              LMPVET QS VARIABLE
                                        VARIABLE SMALL CAP GROWTH          CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............       3,770,232        3,817,761       1,657,879       1,731,301
Units issued and transferred
   from other funding options......         254,298          552,112          41,784          99,760
Units redeemed and transferred to
   other funding options...........       (440,865)        (599,641)       (118,604)       (173,182)
                                     --------------  ---------------  --------------  --------------
Units end of year..................       3,583,665        3,770,232       1,581,059       1,657,879
                                     ==============  ===============  ==============  ==============


                                                                                 LMPVET
                                        LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............       3,963,257        4,234,141          45,938          67,619
Units issued and transferred
   from other funding options......          52,201          150,989           2,283           2,836
Units redeemed and transferred to
   other funding options...........       (295,617)        (421,873)        (11,320)        (24,517)
                                     --------------  ---------------  --------------  --------------
Units end of year..................       3,719,841        3,963,257          36,901          45,938
                                     ==============  ===============  ==============  ==============

                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND       MFS VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER          SEPTEMBER       DECEMBER
                                        2017             2016              2017            2016
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,567,957       4,003,585             1,033           1,112
Units issued and transferred
   from other funding options....          166,723         230,145                --              --
Units redeemed and transferred to
   other funding options.........        (376,389)       (665,773)             (452)            (79)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,358,291       3,567,957               581           1,033
                                   ===============  ==============   ===============  ==============



                                        MFS VIT NEW DISCOVERY              MFS VIT RESEARCH             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                      SEPTEMBER       DECEMBER         SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                        2017            2016             2017             2016            2017            2016
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........           3,102            3,178           2,377            3,091             246             317
Units issued and transferred
   from other funding options....              --               --              --               --              --              --
Units redeemed and transferred to
   other funding options.........         (2,707)             (76)           (469)            (714)              --            (71)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................             395            3,102           1,908            2,377             246             246
                                   ==============  ===============  ==============  ===============  ==============  ==============



                                      OPPENHEIMER VA CORE BOND
                                             SUB-ACCOUNT
                                   -------------------------------
                                      SEPTEMBER        DECEMBER
                                        2017             2016
                                   ---------------  --------------

Units beginning of year..........              921           1,226
Units issued and transferred
   from other funding options....               --              --
Units redeemed and transferred to
   other funding options.........            (521)           (305)
                                   ---------------  --------------
Units end of year................              400             921
                                   ===============  ==============

(a) For the period April 28, 2017 to September 30, 2017.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
              NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                                 (UNAUDITED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2017 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 2016:

                                               OPPENHEIMER                      OPPENHEIMER
                                      VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                         SEPTEMBER       DECEMBER        SEPTEMBER        DECEMBER
                                         2017 (a)          2016            2017             2016
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............               --              --             640              668
Units issued and transferred
   from other funding options......           24,102              --              --               --
Units redeemed and transferred to
   other funding options...........             (66)              --            (27)             (28)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................           24,036              --             613              640
                                     ===============  ==============  ==============  ===============


                                               OPPENHEIMER
                                        VA MAIN STREET SMALL CAP       OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                        SEPTEMBER       DECEMBER        SEPTEMBER        DECEMBER
                                          2017            2016            2017             2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............       3,684,082       4,053,883           11,492          12,936
Units issued and transferred
   from other funding options......         180,379         221,945               --              --
Units redeemed and transferred to
   other funding options...........       (445,352)       (591,746)            (289)         (1,444)
                                     --------------  --------------  ---------------  --------------
Units end of year..................       3,419,109       3,684,082           11,203          11,492
                                     ==============  ==============  ===============  ==============


                                                PIMCO VIT                        PIMCO VIT
                                      COMMODITYREALRETURN STRATEGY         EMERGING MARKETS BOND
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                        SEPTEMBER        DECEMBER        SEPTEMBER       DECEMBER
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          64,637           39,333          62,989          44,282
Units issued and transferred
   from other funding options......          10,108           34,303          25,286          31,172
Units redeemed and transferred to
   other funding options...........         (9,260)          (8,999)         (5,337)        (12,465)
                                     --------------  ---------------  --------------  --------------
Units end of year..................          65,485           64,637          82,938          62,989
                                     ==============  ===============  ==============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                      SEPTEMBER        DECEMBER         SEPTEMBER        DECEMBER
                                        2017             2016             2017             2016
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           56,423          29,245        1,342,318        1,461,366
Units issued and transferred
   from other funding options....            6,213          38,838          102,020          102,546
Units redeemed and transferred to
   other funding options.........          (8,336)        (11,660)        (163,711)        (221,594)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           54,300          56,423        1,280,627        1,342,318
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                       SEPTEMBER        DECEMBER         SEPTEMBER       DECEMBER
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,268            8,230           31,086           28,754
Units issued and transferred
   from other funding options....              462              922            1,008           12,932
Units redeemed and transferred to
   other funding options.........            (960)            (884)          (8,879)         (10,600)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            7,770            8,268           23,215           31,086
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                      SEPTEMBER        DECEMBER          SEPTEMBER        DECEMBER
                                        2017             2016              2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           40,267           44,692            24,670           27,270
Units issued and transferred
   from other funding options....            5,240            2,085             1,610              898
Units redeemed and transferred to
   other funding options.........          (5,672)          (6,510)             (172)          (3,498)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           39,835           40,267            26,108           24,670
                                   ===============  ===============   ===============  ===============

                                          TAP 1919 VARIABLE                     VANECK VIP
                                    SOCIALLY RESPONSIVE BALANCED          LONG/SHORT EQUITY INDEX
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                      SEPTEMBER         DECEMBER         SEPTEMBER        DECEMBER
                                        2017              2016             2017             2016
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........            3,566            5,634            47,143           26,997
Units issued and transferred
   from other funding options....               23              152             6,425           28,392
Units redeemed and transferred to
   other funding options.........            (404)          (2,220)          (14,396)          (8,246)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................            3,185            3,566            39,172           47,143
                                   ===============  ===============  ================  ===============



                                       VIF GLOBAL INFRASTRUCTURE
                                              SUB-ACCOUNT
                                   ---------------------------------
                                       SEPTEMBER        DECEMBER
                                         2017             2016
                                   ---------------  ----------------

Units beginning of year..........           41,674            32,371
Units issued and transferred
   from other funding options....            7,177            15,667
Units redeemed and transferred to
   other funding options.........          (8,155)           (6,364)
                                   ---------------  ----------------
Units end of year................           40,696            41,674
                                   ===============  ================

(a) For the period April 28, 2017 to September 30, 2017.

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the nine months ended September 30, 2017 (Unaudited) and each of the four years ended December 31, 2016, 2015, 2014 and 2013:

                                                            AS OF
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  Alger Small       September 30, 2017     2,980,349    17.40 - 17.85      52,408,464
     Cap Growth      December 31, 2016     3,200,478    14.26 - 14.61      46,089,499
     Sub-Account     December 31, 2015     3,508,832    13.61 - 13.92      48,208,209
                     December 31, 2014     3,970,857    14.28 - 14.58      57,195,868
                     December 31, 2013     4,387,118    14.41 - 14.70      63,772,199

  American Funds    September 30, 2017     7,349,584     9.99 - 20.27     136,397,046
     Bond            December 31, 2016     7,293,353     9.80 - 19.73     132,721,070
     Sub-Account     December 31, 2015     8,159,989    16.20 - 19.35     146,511,985
                     December 31, 2014     8,333,829    16.47 - 19.48     151,245,946
                     December 31, 2013     8,361,945    15.94 - 18.68     146,158,351

  American Funds    September 30, 2017     6,387,922    16.45 - 55.36     310,756,904
     Global Growth   December 31, 2016     6,980,723    13.31 - 44.38     277,038,594
     Sub-Account     December 31, 2015     7,480,782    34.27 - 44.51     300,649,358
                     December 31, 2014     8,193,931    32.79 - 42.00     312,209,187
                     December 31, 2013     8,333,553    32.79 - 41.42     314,826,203

  American Funds    September 30, 2017     2,769,888    14.97 - 47.93     117,775,878
     Global Small    December 31, 2016     2,939,876    12.70 - 40.30     106,488,578
     Capitalization  December 31, 2015     3,123,694    12.77 - 39.82     113,155,266
     Sub-Account     December 31, 2014     3,297,014    13.05 - 40.07     122,112,070
                     December 31, 2013     3,375,743    33.79 - 39.59     124,184,003

  American Funds    September 30, 2017     2,447,931  237.75 - 382.16     773,559,967
     Growth          December 31, 2016     2,741,584  200.05 - 318.18     724,894,313
     Sub-Account     December 31, 2015     3,075,557  186.96 - 293.21     754,095,254
                     December 31, 2014     3,527,704  179.03 - 276.84     821,201,132
                     December 31, 2013     3,937,244  168.83 - 257.41     856,560,204

  American Funds    September 30, 2017     2,276,281   17.75 - 252.20     394,416,539
     Growth-Income   December 31, 2016     2,163,637   15.56 - 219.23     363,982,389
     Sub-Account     December 31, 2015     2,179,793  126.48 - 198.34     358,450,579
                     December 31, 2014     2,378,568  127.56 - 197.24     390,905,716
                     December 31, 2013     2,581,885  117.99 - 179.88     388,319,990

  BHFTI AB Global   September 30, 2017   238,272,245    12.77 - 14.02   3,237,699,188
     Dynamic         December 31, 2016   252,960,506    11.77 - 12.78   3,143,878,353
     Allocation      December 31, 2015   263,678,991    11.63 - 12.45   3,205,371,897
     Sub-Account     December 31, 2014   275,344,937    11.84 - 12.49   3,373,491,338
                     December 31, 2013   286,256,086    11.32 - 11.74   3,313,674,192

                                                      FOR THE PERIOD ENDED
                                        ------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                           INCOME          LOWEST TO        LOWEST TO
                                          RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                        -------------  ----------------  ---------------
  Alger Small       September 30, 2017         --         1.25 - 1.40      22.06 - 22.20
     Cap Growth      December 31, 2016         --         1.25 - 1.40        4.76 - 4.92
     Sub-Account     December 31, 2015         --         1.25 - 1.40    (4.66) - (4.52)
                     December 31, 2014         --         1.25 - 1.40    (0.96) - (0.81)
                     December 31, 2013         --         1.25 - 1.40      32.40 - 32.59

  American Funds    September 30, 2017       0.53         0.95 - 1.90        1.86 - 2.73
     Bond            December 31, 2016       1.64         0.95 - 1.90      (1.68) - 1.97
     Sub-Account     December 31, 2015       1.68         0.95 - 1.90    (1.61) - (0.67)
                     December 31, 2014       1.94         0.95 - 1.90        3.30 - 4.28
                     December 31, 2013       1.84         0.95 - 1.90    (4.00) - (3.08)

  American Funds    September 30, 2017       0.08         0.90 - 2.30      23.43 - 24.73
     Global Growth   December 31, 2016       0.91         0.90 - 2.30      (1.67) - 2.43
     Sub-Account     December 31, 2015       0.99         0.90 - 2.30        4.51 - 5.98
                     December 31, 2014       1.16         0.90 - 2.30      (0.01) - 1.40
                     December 31, 2013       1.26         0.90 - 2.30      26.24 - 28.02

  American Funds    September 30, 2017       0.39         0.89 - 1.90      17.92 - 18.94
     Global Small    December 31, 2016       0.25         0.89 - 1.90        0.18 - 2.23
     Capitalization  December 31, 2015         --         0.89 - 1.90    (6.47) - (0.62)
     Sub-Account     December 31, 2014       0.12         0.89 - 1.90        0.20 - 1.67
                     December 31, 2013       0.87         0.89 - 1.90      25.87 - 27.14

  American Funds    September 30, 2017       0.12         0.89 - 2.30      18.85 - 20.11
     Growth          December 31, 2016       0.76         0.89 - 2.30        7.00 - 8.52
     Sub-Account     December 31, 2015       0.58         0.89 - 2.30        4.43 - 5.91
                     December 31, 2014       0.77         0.89 - 2.30        6.04 - 7.55
                     December 31, 2013       0.93         0.89 - 2.30      27.15 - 28.95

  American Funds    September 30, 2017       0.24         0.89 - 2.30      13.83 - 15.04
     Growth-Income   December 31, 2016       1.47         0.89 - 2.30       6.81 - 10.53
     Sub-Account     December 31, 2015       1.28         0.89 - 2.30      (0.85) - 0.56
                     December 31, 2014       1.27         0.89 - 2.30        8.12 - 9.65
                     December 31, 2013       1.35         0.89 - 2.30      30.47 - 32.32

  BHFTI AB Global   September 30, 2017       1.48         0.90 - 2.35        8.53 - 9.71
     Dynamic         December 31, 2016       1.58         0.90 - 2.35      (0.62) - 2.67
     Allocation      December 31, 2015       3.28         0.90 - 2.35    (1.76) - (0.32)
     Sub-Account     December 31, 2014       1.94         0.90 - 2.35        0.77 - 6.39
                     December 31, 2013       1.28         0.90 - 2.35       8.56 - 10.15

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF
                                             ----------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO           NET
                                                 UNITS        HIGHEST ($)      ASSETS ($)
                                             ------------  ----------------  --------------
  BHFTI Allianz Global   September 30, 2017    90,898,040      1.10 - 11.56     104,805,810
     Investors Dynamic    December 31, 2016    79,436,316      1.00 - 10.44      82,224,138
     Multi-Asset Plus     December 31, 2015    59,800,997      1.00 - 10.35      60,867,062
     Sub-Account          December 31, 2014    18,219,524      1.04 - 10.55      18,986,456
     (Commenced
     4/28/2014)

  BHFTI American         September 30, 2017   224,331,775     13.84 - 15.87   3,358,439,123
     Funds Balanced       December 31, 2016   234,371,003     12.52 - 14.20   3,152,567,972
     Allocation           December 31, 2015   246,263,553     11.89 - 13.29   3,117,922,583
     Sub-Account          December 31, 2014   264,143,945     12.26 - 13.41   3,417,834,574
                          December 31, 2013   276,830,535     11.83 - 12.78   3,430,387,038

  BHFTI American         September 30, 2017   123,514,943     14.40 - 16.51   1,915,054,867
     Funds Growth         December 31, 2016   128,517,470     12.68 - 14.39   1,744,990,829
     Allocation           December 31, 2015   137,469,623     11.92 - 13.12   1,740,439,216
     Sub-Account          December 31, 2014   142,940,560     12.29 - 13.37   1,852,260,667
                          December 31, 2013   147,794,512     11.83 - 12.67   1,828,322,375

  BHFTI American         September 30, 2017    74,713,588      1.86 - 19.27     729,835,022
     Funds Growth         December 31, 2016    77,428,972      1.55 - 16.08     654,182,440
     Sub-Account          December 31, 2015    77,730,599      1.44 - 14.88     640,713,098
                          December 31, 2014    71,860,704      1.37 - 13.78     648,671,484
                          December 31, 2013    59,593,818      1.29 - 12.90     632,386,636

  BHFTI American         September 30, 2017   114,657,248     13.16 - 15.09   1,633,656,025
     Funds Moderate       December 31, 2016   121,315,385     12.19 - 13.83   1,590,453,756
     Allocation           December 31, 2015   126,162,585     11.66 - 13.04   1,567,578,863
     Sub-Account          December 31, 2014   137,310,606     12.03 - 13.16   1,744,157,123
                          December 31, 2013   147,773,215     11.61 - 12.53   1,796,366,977

  BHFTI AQR              September 30, 2017   207,381,002     10.04 - 11.49   2,337,247,439
     Global Risk          December 31, 2016   221,364,216      9.79 - 11.01   2,395,534,199
     Balanced             December 31, 2015   241,508,750      9.10 - 10.21   2,431,541,679
     Sub-Account          December 31, 2014   265,908,083     10.20 - 11.40   3,001,302,195
                          December 31, 2013   295,108,196      9.93 - 11.09   3,248,475,977

  BHFTI BlackRock        September 30, 2017   396,212,964     12.14 - 13.32   5,114,151,366
     Global Tactical      December 31, 2016   421,174,334     11.24 - 12.21   4,999,248,698
     Strategies           December 31, 2015   445,213,023     11.02 - 11.80   5,128,182,508
     Sub-Account          December 31, 2014   463,962,556     11.30 - 11.92   5,423,637,032
                          December 31, 2013   487,574,727     10.92 - 11.35   5,457,878,761

  BHFTI BlackRock        September 30, 2017     8,517,616     17.13 - 33.07     235,066,078
     High Yield           December 31, 2016     8,860,074     16.19 - 31.14     231,879,405
     Sub-Account          December 31, 2015     9,031,674     14.40 - 27.56     210,920,401
                          December 31, 2014     9,596,910     15.21 - 28.99     238,215,887
                          December 31, 2013    10,783,682     14.92 - 28.32     265,149,806

  BHFTI Brighthouse      September 30, 2017    31,328,410     17.41 - 21.00     600,448,776
     Asset                December 31, 2016    33,538,308     15.19 - 18.13     557,780,998
     Allocation 100       December 31, 2015    37,143,227     14.27 - 16.78     575,818,048
     Sub-Account          December 31, 2014    39,915,870     14.91 - 17.28     641,574,794
                          December 31, 2013    42,451,280     14.53 - 16.59     659,971,504

                                                             FOR THE PERIOD ENDED
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTI Allianz Global   September 30, 2017       1.56        0.90 - 2.15          9.83 - 10.86
     Investors Dynamic    December 31, 2016       0.05        0.90 - 2.15         (0.69) - 1.08
     Multi-Asset Plus     December 31, 2015       1.61        1.10 - 2.15       (3.09) - (2.07)
     Sub-Account          December 31, 2014       0.92        1.15 - 2.00           0.71 - 4.55
     (Commenced
     4/28/2014)

  BHFTI American         September 30, 2017       1.50        0.90 - 2.35         10.59 - 11.80
     Funds Balanced       December 31, 2016       1.62        0.90 - 2.35           2.90 - 6.84
     Allocation           December 31, 2015       1.40        0.90 - 2.35       (4.60) - (0.37)
     Sub-Account          December 31, 2014       1.27        1.00 - 2.35         (0.35) - 4.99
                          December 31, 2013       1.37        1.00 - 2.35         15.78 - 17.35

  BHFTI American         September 30, 2017       1.25        0.90 - 2.35         13.54 - 14.78
     Funds Growth         December 31, 2016       1.30        0.90 - 2.35           6.43 - 7.98
     Allocation           December 31, 2015       1.31        1.10 - 2.35       (5.94) - (0.25)
     Sub-Account          December 31, 2014       1.03        1.10 - 2.35         (0.52) - 5.17
                          December 31, 2013       1.00        1.15 - 2.35         22.20 - 23.68

  BHFTI American         September 30, 2017       0.40        0.95 - 2.35         18.60 - 19.85
     Funds Growth         December 31, 2016       0.29        0.95 - 2.35           6.57 - 8.32
     Sub-Account          December 31, 2015       0.87        0.95 - 2.35           1.76 - 5.48
                          December 31, 2014       0.55        0.95 - 2.35           0.56 - 7.16
                          December 31, 2013       0.44        0.95 - 2.35         11.27 - 28.11

  BHFTI American         September 30, 2017       1.77        0.90 - 2.35           7.97 - 9.15
     Funds Moderate       December 31, 2016       1.91        0.90 - 2.35           2.00 - 6.05
     Allocation           December 31, 2015       1.49        0.90 - 2.35       (3.52) - (0.45)
     Sub-Account          December 31, 2014       1.46        1.00 - 2.35         (0.26) - 5.04
                          December 31, 2013       1.65        1.00 - 2.35         10.88 - 12.39

  BHFTI AQR              September 30, 2017       1.70        0.90 - 2.35           3.39 - 4.52
     Global Risk          December 31, 2016         --        0.90 - 2.35           2.44 - 7.98
     Balanced             December 31, 2015       5.51        0.90 - 2.35     (11.67) - (10.38)
     Sub-Account          December 31, 2014         --        0.90 - 2.35         (3.48) - 3.07
                          December 31, 2013       2.09        0.90 - 2.35       (5.64) - (4.26)

  BHFTI BlackRock        September 30, 2017       0.68        0.90 - 2.35           7.94 - 9.12
     Global Tactical      December 31, 2016       1.45        0.90 - 2.35           0.63 - 3.50
     Strategies           December 31, 2015       1.55        0.90 - 2.35         (2.43) - 0.11
     Sub-Account          December 31, 2014       1.12        0.90 - 2.35         (0.16) - 4.97
                          December 31, 2013       1.36        0.90 - 2.35           7.75 - 9.32

  BHFTI BlackRock        September 30, 2017       5.43        0.90 - 2.35           5.06 - 6.21
     High Yield           December 31, 2016       6.73        0.90 - 2.35          7.19 - 12.96
     Sub-Account          December 31, 2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                          December 31, 2014       6.09        0.90 - 2.35         (1.88) - 2.37
                          December 31, 2013       7.02        0.90 - 2.35           6.79 - 8.35

  BHFTI Brighthouse      September 30, 2017       1.25        0.90 - 2.35         14.60 - 15.85
     Asset                December 31, 2016       2.26        0.90 - 2.35           5.06 - 8.00
     Allocation 100       December 31, 2015       1.29        0.90 - 2.35       (4.28) - (1.06)
     Sub-Account          December 31, 2014       0.71        0.90 - 2.35           0.05 - 4.15
                          December 31, 2013       0.75        0.90 - 2.35         26.50 - 28.35

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                          -------------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO             NET
                                               UNITS        HIGHEST ($)        ASSETS ($)
                                           ------------  -----------------  ---------------
  BHFTI Brighthouse   September 30, 2017    533,273,099      13.60 - 14.93    7,711,011,436
     Balanced Plus     December 31, 2016    536,906,397      12.22 - 13.27    6,925,324,483
     Sub-Account       December 31, 2015    552,214,291      11.54 - 12.35    6,663,424,002
                       December 31, 2014    569,859,186      12.32 - 13.00    7,268,454,132
                       December 31, 2013    547,096,627      11.51 - 11.96    6,454,726,976

  BHFTI Brighthouse   September 30, 2017      8,696,711      26.84 - 34.52      259,731,301
     Small CapValue    December 31, 2016      9,362,462      25.74 - 32.69      266,605,506
     Sub-Account       December 31, 2015     10,725,811      20.08 - 25.07      236,287,986
                       December 31, 2014     12,299,087      21.73 - 26.68      291,013,900
                       December 31, 2013     13,992,716      21.87 - 26.40      330,701,962

  BHFTI Brighthouse/  September 30, 2017     36,342,705      10.36 - 12.55      413,386,968
     Aberdeen          December 31, 2016     39,351,974       8.62 - 10.44      370,235,661
     Emerging Markets  December 31, 2015     42,624,617        7.91 - 9.58      365,167,198
     Equity            December 31, 2014     42,182,331       9.40 - 11.38      425,619,386
     Sub-Account       December 31, 2013     41,623,177      10.29 - 12.45      456,076,892

  BHFTI Brighthouse/  September 30, 2017         29,892      10.51 - 10.77          318,555
     Artisan           December 31, 2016         27,485        8.41 - 8.57          233,690
     International     December 31, 2015         12,794        9.42 - 9.54          121,159
     Sub-Account
     (Commenced
     11/19/2014
     and began
     transactions
     in 2015)

  BHFTI Brighthouse/  September 30, 2017      5,440,228      11.04 - 12.30       63,551,829
     Eaton Vance       December 31, 2016      5,632,610      10.95 - 12.06       64,827,675
     Floating Rate     December 31, 2015      5,985,329      10.26 - 11.01       64,028,918
     Sub-Account       December 31, 2014      6,743,439      10.59 - 11.23       73,909,210
                       December 31, 2013      7,519,969      10.76 - 11.18       83,115,837

  BHFTI Brighthouse/  September 30, 2017     14,980,236       9.40 - 10.31      148,155,475
     Franklin          December 31, 2016     14,680,889       9.44 - 10.25      144,974,836
     Low Duration      December 31, 2015     16,246,958       9.37 - 10.03      157,983,094
     Total Return      December 31, 2014     17,421,682       9.65 - 10.18      173,124,917
     Sub-Account       December 31, 2013     14,050,793       9.78 - 10.16      140,307,146

  BHFTI Brighthouse/  September 30, 2017      3,060,206      12.07 - 13.24       38,672,332
     Templeton         December 31, 2016      3,153,303      11.87 - 13.07       39,493,620
     International     December 31, 2015      3,361,116      12.07 - 13.08       42,349,271
     Bond              December 31, 2014      3,537,497      12.87 - 13.66       47,183,875
     Sub-Account       December 31, 2013      3,905,329      13.00 - 13.53       52,286,139

  BHFTI Brighthouse/  September 30, 2017        847,752      16.71 - 21.25       15,907,073
     Wellington Large  December 31, 2016        931,137      14.70 - 18.51       15,301,423
     Cap Research      December 31, 2015      1,013,512      13.89 - 17.26       15,616,983
     Sub-Account       December 31, 2014      1,151,671      13.60 - 16.68       17,260,395
                       December 31, 2013      1,260,254      12.25 - 14.84       16,869,650

                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTI Brighthouse   September 30, 2017       1.58        0.90 - 2.35         11.29 - 12.51
     Balanced Plus     December 31, 2016       2.86        0.90 - 2.35           2.21 - 7.39
     Sub-Account       December 31, 2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                       December 31, 2014       1.75        0.90 - 2.35           0.70 - 8.67
                       December 31, 2013       1.19        0.90 - 2.35         11.71 - 13.34

  BHFTI Brighthouse   September 30, 2017       0.92        0.89 - 2.35           4.28 - 5.61
     Small CapValue    December 31, 2016       1.06        0.89 - 2.35         28.21 - 30.39
     Sub-Account       December 31, 2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                       December 31, 2014       0.04        0.89 - 2.35         (0.65) - 1.06
                       December 31, 2013       0.99        0.89 - 2.35         29.37 - 31.64

  BHFTI Brighthouse/  September 30, 2017       1.09        0.90 - 2.35         20.18 - 21.49
     Aberdeen          December 31, 2016       0.97        0.90 - 2.35        (0.57) - 10.50
     Emerging Markets  December 31, 2015       1.79        0.90 - 2.35      (15.82) - (2.68)
     Equity            December 31, 2014       0.84        0.90 - 2.35       (8.69) - (4.92)
     Sub-Account       December 31, 2013       1.07        0.90 - 2.35       (7.19) - (5.83)

  BHFTI Brighthouse/  September 30, 2017       1.18        0.90 - 1.60         24.92 - 25.57
     Artisan           December 31, 2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     International     December 31, 2015       0.60        0.90 - 1.60       (9.11) - (4.55)
     Sub-Account
     (Commenced
     11/19/2014
     and began
     transactions
     in 2015)

  BHFTI Brighthouse/  September 30, 2017       3.75        0.90 - 2.35           0.88 - 1.98
     Eaton Vance       December 31, 2016       4.01        0.90 - 2.35           6.73 - 8.29
     Floating Rate     December 31, 2015       3.64        1.10 - 2.35       (3.14) - (1.92)
     Sub-Account       December 31, 2014       3.65        1.10 - 2.35       (1.60) - (0.57)
                       December 31, 2013       3.38        1.30 - 2.35           1.42 - 2.50

  BHFTI Brighthouse/  September 30, 2017       1.41        0.90 - 2.35         (0.43) - 0.65
     Franklin          December 31, 2016       2.90        0.90 - 2.35           0.74 - 2.21
     Low Duration      December 31, 2015       3.12        0.90 - 2.35       (2.93) - (1.51)
     Total Return      December 31, 2014       2.15        0.90 - 2.35         (1.29) - 0.15
     Sub-Account       December 31, 2013       1.07        0.90 - 2.35         (1.19) - 0.25

  BHFTI Brighthouse/  September 30, 2017         --        0.95 - 2.05           0.50 - 1.33
     Templeton         December 31, 2016         --        0.95 - 2.20       (1.32) - (0.08)
     International     December 31, 2015       8.17        0.95 - 2.15         (6.20) - 0.75
     Bond              December 31, 2014       4.63        1.10 - 2.15       (2.28) - (0.17)
     Sub-Account       December 31, 2013       2.02        1.30 - 2.15       (1.11) - (0.27)

  BHFTI Brighthouse/  September 30, 2017       0.95        0.90 - 2.30         13.67 - 14.78
     Wellington Large  December 31, 2016       2.26        0.90 - 2.30           5.83 - 7.22
     Cap Research      December 31, 2015       0.78        0.90 - 2.30           2.08 - 3.48
     Sub-Account       December 31, 2014       0.80        0.90 - 2.30          1.80 - 12.40
                       December 31, 2013       1.28        0.90 - 2.30         31.12 - 32.97

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  BHFTI Clarion      September 30, 2017    13,538,562    16.74 - 73.98     261,995,016
     Global Real      December 31, 2016    14,214,001    16.13 - 70.52     263,186,597
     Estate           December 31, 2015    15,477,002    16.37 - 70.58     288,549,595
     Sub-Account      December 31, 2014    17,245,897    17.00 - 72.26     330,178,643
                      December 31, 2013    11,099,591    15.36 - 17.68     182,673,922

  BHFTI ClearBridge  September 30, 2017    28,496,279   13.89 - 234.51     472,288,961
     Aggressive       December 31, 2016    31,716,282   12.20 - 205.91     461,921,010
     Growth           December 31, 2015    35,697,833   12.04 - 203.07     513,586,109
     Sub-Account      December 31, 2014    38,472,258   12.71 - 214.41     586,572,505
                      December 31, 2013    36,299,683    10.84 - 13.77     451,710,565

  BHFTI Goldman      September 30, 2017     5,286,500    22.60 - 27.46     132,315,369
     Sachs Mid        December 31, 2016     5,715,456    21.64 - 26.00     136,116,482
     Cap Value        December 31, 2015     6,513,771    19.57 - 23.18     139,196,313
     Sub-Account      December 31, 2014     7,477,599    22.05 - 25.19     178,512,669
                      December 31, 2013     7,939,384    19.93 - 22.07     170,038,386

  BHFTI Harris       September 30, 2017    21,037,661    27.02 - 35.39     665,590,925
     Oakmark          December 31, 2016    23,007,569    21.43 - 27.85     576,095,441
     International    December 31, 2015    25,339,005    20.23 - 25.80     595,542,818
     Sub-Account      December 31, 2014    26,551,192    21.63 - 27.28     663,509,252
                      December 31, 2013    25,769,452    23.43 - 29.23     693,983,244

  BHFTI Invesco      September 30, 2017   846,320,337     1.12 - 12.19   1,019,670,689
     Balanced-Risk    December 31, 2016   818,076,929     1.09 - 11.62     940,598,161
     Allocation       December 31, 2015   749,414,346     1.00 - 10.52     777,069,714
     Sub-Account      December 31, 2014   758,894,714     1.07 - 11.10     832,374,445
                      December 31, 2013   800,860,953      1.04 - 1.06     843,160,697

  BHFTI Invesco      September 30, 2017    34,307,005    17.39 - 28.61     750,546,503
     Comstock         December 31, 2016    36,743,760    16.14 - 26.27     742,413,375
     Sub-Account      December 31, 2015    39,951,458    14.08 - 22.61     699,284,637
                      December 31, 2014    43,175,673    15.33 - 24.28     813,000,076
                      December 31, 2013    26,889,264    14.36 - 22.42     443,561,923

  BHFTI Invesco      September 30, 2017     6,656,079     1.91 - 44.57     261,285,990
     Mid Cap          December 31, 2016     7,068,224     1.84 - 43.07     268,931,465
     Value            December 31, 2015     7,308,379     1.61 - 37.62     244,281,850
     Sub-Account      December 31, 2014     6,927,870    17.85 - 41.71     258,407,609
                      December 31, 2013     4,619,902    30.27 - 38.39     158,040,375

  BHFTI Invesco      September 30, 2017     9,951,787    28.73 - 37.03     321,270,644
     Small Cap        December 31, 2016    10,669,549    24.88 - 31.68     296,393,238
     Growth           December 31, 2015    11,537,860    22.84 - 28.61     291,887,925
     Sub-Account      December 31, 2014    11,824,275    23.77 - 29.28     308,642,273
                      December 31, 2013    13,003,134    22.53 - 27.31     319,189,345

  BHFTI JPMorgan     September 30, 2017    30,670,330    10.02 - 11.38     340,943,357
     Core Bond        December 31, 2016    31,064,359     9.84 - 11.16     339,144,828
     Sub-Account      December 31, 2015    31,401,600     9.78 - 11.06     340,682,787
                      December 31, 2014    32,404,332     9.89 - 11.15     355,237,960
                      December 31, 2013    29,439,490    10.12 - 10.75     311,869,932

                                                       FOR THE PERIOD ENDED
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                            INCOME          LOWEST TO        LOWEST TO
                                           RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                         -------------  ----------------  ----------------
  BHFTI Clarion      September 30, 2017       3.45         0.90 - 2.35         3.81 - 4.94
     Global Real      December 31, 2016       2.07         0.90 - 2.35     (4.89) - (0.03)
     Estate           December 31, 2015       3.81         0.90 - 2.35       (3.69) - 3.43
     Sub-Account      December 31, 2014       1.03         0.90 - 2.35        1.03 - 12.25
                      December 31, 2013       6.85         0.90 - 2.35         1.14 - 2.62

  BHFTI ClearBridge  September 30, 2017       0.72         0.90 - 2.35       13.04 - 14.27
     Aggressive       December 31, 2016       0.40         0.90 - 2.35         0.30 - 1.76
     Growth           December 31, 2015       0.23         0.90 - 2.35     (6.27) - (4.69)
     Sub-Account      December 31, 2014       0.11         0.90 - 2.35        1.60 - 17.83
                      December 31, 2013       0.22         0.90 - 2.35       42.22 - 44.30

  BHFTI Goldman      September 30, 2017       1.06         0.90 - 2.35         4.47 - 5.61
     Sachs Mid        December 31, 2016       0.83         0.90 - 2.35       10.55 - 12.17
     Cap Value        December 31, 2015       0.64         0.90 - 2.35    (11.23) - (4.37)
     Sub-Account      December 31, 2014       0.54         1.10 - 2.35        2.29 - 11.77
                      December 31, 2013       0.89         1.30 - 2.35       29.57 - 30.94

  BHFTI Harris       September 30, 2017       1.65         0.90 - 2.35       25.68 - 27.05
     Oakmark          December 31, 2016       2.14         0.90 - 2.35         5.67 - 7.21
     International    December 31, 2015       3.01         0.95 - 2.35     (6.74) - (3.92)
     Sub-Account      December 31, 2014       2.41         0.95 - 2.35       (7.98) - 0.25
                      December 31, 2013       2.44         0.95 - 2.35       27.46 - 29.26

  BHFTI Invesco      September 30, 2017       3.76         0.90 - 2.35         3.03 - 4.16
     Balanced-Risk    December 31, 2016       0.15         0.90 - 2.35        4.88 - 10.72
     Allocation       December 31, 2015       2.83         0.90 - 2.35     (6.43) - (0.67)
     Sub-Account      December 31, 2014         --         0.90 - 2.35         0.40 - 4.63
                      December 31, 2013         --         0.90 - 2.35       (0.50) - 0.95

  BHFTI Invesco      September 30, 2017       2.29         0.90 - 2.35         7.78 - 8.95
     Comstock         December 31, 2016       2.53         0.90 - 2.35       12.17 - 16.25
     Sub-Account      December 31, 2015       2.88         0.90 - 2.35     (8.16) - (6.81)
                      December 31, 2014       0.60         0.90 - 2.35         0.28 - 8.33
                      December 31, 2013       1.07         0.90 - 2.35       32.25 - 34.18

  BHFTI Invesco      September 30, 2017       0.92         0.90 - 2.35         2.37 - 3.49
     Mid Cap          December 31, 2016       0.63         0.90 - 2.35        9.67 - 14.47
     Value            December 31, 2015       0.45         0.90 - 2.35    (11.10) - (6.76)
     Sub-Account      December 31, 2014       0.33         0.90 - 2.35         1.20 - 8.70
                      December 31, 2013       0.74         0.90 - 2.35       27.28 - 29.14

  BHFTI Invesco      September 30, 2017         --         0.89 - 2.35       15.46 - 16.89
     Small Cap        December 31, 2016         --         0.89 - 2.35        8.71 - 10.73
     Growth           December 31, 2015       0.01         0.89 - 2.35     (3.99) - (2.29)
     Sub-Account      December 31, 2014         --         0.89 - 2.35         1.89 - 7.22
                      December 31, 2013       0.23         0.89 - 2.35       36.92 - 39.29

  BHFTI JPMorgan     September 30, 2017       2.47         0.90 - 2.20         1.33 - 2.32
     Core Bond        December 31, 2016       2.78         0.90 - 2.20         0.01 - 1.31
     Sub-Account      December 31, 2015       2.33         0.90 - 2.20     (1.70) - (0.01)
                      December 31, 2014       1.42         1.10 - 2.20         0.48 - 3.73
                      December 31, 2013       0.28         1.30 - 2.35     (5.04) - (4.05)

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  BHFTI JPMorgan      September 30, 2017   827,793,517     1.29 - 13.92   1,131,839,936
     Global Active     December 31, 2016   848,098,850     1.17 - 12.50   1,042,207,011
     Allocation        December 31, 2015   828,919,735     1.16 - 12.26   1,000,785,200
     Sub-Account       December 31, 2014   747,266,184     1.18 - 12.14     905,975,458
                       December 31, 2013   649,853,969      1.13 - 1.16     746,849,717

  BHFTI JPMorgan      September 30, 2017     1,055,974    21.66 - 25.04      24,485,854
     Small Cap         December 31, 2016     1,141,302    21.67 - 24.82      26,376,632
     Value             December 31, 2015     1,287,553    16.94 - 19.19      23,133,878
     Sub-Account       December 31, 2014     1,417,944    18.69 - 20.92      27,932,500
                       December 31, 2013     1,455,583    18.28 - 20.23      27,866,566

  BHFTI Loomis        September 30, 2017     7,704,251    18.49 - 21.82     156,048,045
     Sayles Global     December 31, 2016     8,505,955    16.04 - 18.73     148,612,417
     Markets           December 31, 2015     9,530,128    15.68 - 17.95     161,399,211
     Sub-Account       December 31, 2014    10,444,732    15.85 - 17.90     177,351,030
                       December 31, 2013    10,842,823    15.69 - 17.47     180,595,781

  BHFTI MetLife       September 30, 2017   599,911,926     1.29 - 13.66     944,624,253
     Multi-Index       December 31, 2016   583,908,748     1.18 - 12.35     847,575,021
     Targeted Risk     December 31, 2015   435,062,012     1.15 - 11.96     633,831,341
     Sub-Account       December 31, 2014   281,516,918     1.19 - 12.18     421,513,955
                       December 31, 2013   153,950,143     1.12 - 11.26     209,957,052

  BHFTI MFS           September 30, 2017    15,315,331    15.58 - 21.26     269,636,876
     Research          December 31, 2016    16,956,442    13.02 - 17.53     247,879,900
     International     December 31, 2015    18,156,340    13.44 - 17.81     271,985,758
     Sub-Account       December 31, 2014    18,585,662    14.00 - 18.24     287,913,009
                       December 31, 2013    19,616,483    15.39 - 18.44     331,488,461

  BHFTI Morgan        September 30, 2017    11,662,971     3.08 - 28.06     238,389,419
     Stanley           December 31, 2016    12,770,536     2.37 - 21.48     201,153,118
     Mid Cap           December 31, 2015    12,648,258     2.62 - 23.62     220,460,412
     Growth            December 31, 2014    12,928,550     2.79 - 25.03     240,528,688
     Sub-Account       December 31, 2013    13,099,903     2.79 - 24.94     244,579,234

  BHFTI Oppenheimer   September 30, 2017     2,036,883    27.03 - 36.06      65,799,494
     Global Equity     December 31, 2016     2,333,207    21.57 - 28.48      59,761,246
     Sub-Account       December 31, 2015     2,520,098    22.02 - 28.67      65,266,488
                       December 31, 2014     2,866,078    21.68 - 27.83      72,350,999
                       December 31, 2013     3,127,720    21.72 - 27.49      78,398,573

  BHFTI PanAgora      September 30, 2017   134,045,920     1.10 - 11.49     154,057,887
     Global            December 31, 2016    95,787,147     1.04 - 10.75     102,757,891
     Diversified Risk  December 31, 2015    21,772,279      0.95 - 9.78      21,123,770
     Sub-Account       December 31, 2014     9,788,108     1.03 - 10.44      10,161,644
     (Commenced
     4/28/2014)

  BHFTI PIMCO         September 30, 2017    43,908,243    12.88 - 15.87     631,927,187
     Inflation         December 31, 2016    43,749,123    12.81 - 15.62     622,764,700
     Protected Bond    December 31, 2015    46,098,333    12.49 - 15.01     634,902,757
     Sub-Account       December 31, 2014    50,751,209    13.20 - 15.63     732,596,404
                       December 31, 2013    57,648,505    13.13 - 15.33     821,456,089

                                                         FOR THE PERIOD ENDED
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  -----------------
  BHFTI JPMorgan      September 30, 2017       2.57         0.90 - 2.35        10.21 - 11.41
     Global Active     December 31, 2016       2.12         0.90 - 2.35          0.12 - 1.98
     Allocation        December 31, 2015       2.71         0.90 - 2.35        (1.45) - 0.82
     Sub-Account       December 31, 2014       1.13         0.90 - 2.35          0.35 - 6.02
                       December 31, 2013       0.08         0.90 - 2.35          8.41 - 9.99

  BHFTI JPMorgan      September 30, 2017       1.32         0.90 - 2.30        (0.05) - 0.85
     Small Cap         December 31, 2016       1.84         0.90 - 2.30        27.88 - 29.34
     Value             December 31, 2015       1.35         0.90 - 2.30      (9.36) - (1.13)
     Sub-Account       December 31, 2014       1.07         0.90 - 2.30          2.28 - 3.89
                       December 31, 2013       0.69         0.90 - 2.30        30.22 - 31.71

  BHFTI Loomis        September 30, 2017       1.39         0.90 - 2.35        15.25 - 16.51
     Sayles Global     December 31, 2016       1.67         0.90 - 2.35          1.78 - 3.84
     Markets           December 31, 2015       1.59         0.95 - 2.35        (1.12) - 0.27
     Sub-Account       December 31, 2014       2.08         0.95 - 2.35        (0.82) - 2.49
                       December 31, 2013       2.41         0.95 - 2.35        14.41 - 16.02

  BHFTI MetLife       September 30, 2017       1.49         0.90 - 2.25         9.67 - 10.79
     Multi-Index       December 31, 2016       1.29         0.90 - 2.25          0.17 - 3.43
     Targeted Risk     December 31, 2015       1.20         0.90 - 2.25      (3.41) - (2.10)
     Sub-Account       December 31, 2014         --         1.15 - 2.25          0.83 - 8.01
                       December 31, 2013       0.55         1.15 - 2.25         4.04 - 11.65

  BHFTI MFS           September 30, 2017       1.75         0.89 - 2.35        19.66 - 21.27
     Research          December 31, 2016       2.00         0.89 - 2.35      (3.18) - (1.55)
     International     December 31, 2015       2.71         0.89 - 2.35      (4.06) - (2.37)
     Sub-Account       December 31, 2014       2.24         0.89 - 2.35      (9.11) - (3.46)
                       December 31, 2013       2.58         0.90 - 2.35        16.49 - 18.19

  BHFTI Morgan        September 30, 2017       0.15         0.89 - 2.30        28.93 - 30.65
     Stanley           December 31, 2016         --         0.89 - 2.30     (10.54) - (2.08)
     Mid Cap           December 31, 2015         --         0.89 - 2.30      (7.18) - (5.63)
     Growth            December 31, 2014         --         0.89 - 2.30        (1.40) - 0.39
     Sub-Account       December 31, 2013       0.60         0.89 - 2.30        35.86 - 38.07

  BHFTI Oppenheimer   September 30, 2017       0.91         0.90 - 2.30        25.30 - 26.62
     Global Equity     December 31, 2016       0.92         0.90 - 2.30      (2.05) - (0.67)
     Sub-Account       December 31, 2015       0.94         0.90 - 2.30        (1.50) - 3.00
                       December 31, 2014       0.82         0.90 - 2.30        (0.31) - 1.23
                       December 31, 2013       0.35         0.90 - 2.30        24.22 - 25.97

  BHFTI PanAgora      September 30, 2017         --         0.90 - 2.20          6.09 - 7.13
     Global            December 31, 2016       3.34         0.90 - 2.20         2.13 - 10.13
     Diversified Risk  December 31, 2015       0.55         1.10 - 2.20      (7.53) - (6.51)
     Sub-Account       December 31, 2014       0.46         1.15 - 2.00        (0.35) - 3.75
     (Commenced
     4/28/2014)

  BHFTI PIMCO         September 30, 2017       1.55         0.90 - 2.35          0.53 - 1.63
     Inflation         December 31, 2016         --         0.90 - 2.35          2.55 - 4.04
     Protected Bond    December 31, 2015       4.95         0.90 - 2.35      (5.36) - (3.98)
     Sub-Account       December 31, 2014       1.54         0.90 - 2.35        (1.54) - 1.97
                       December 31, 2013       2.20         0.90 - 2.35    (11.38) - (10.09)

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI PIMCO      September 30, 2017    83,599,819    12.89 - 20.92   1,488,313,130
     Total Return   December 31, 2016    84,045,933    12.44 - 20.10   1,446,213,216
     Sub-Account    December 31, 2015    91,772,688    12.26 - 19.72   1,561,823,561
                    December 31, 2014   103,504,587    12.40 - 19.84   1,787,038,026
                    December 31, 2013   118,419,838    12.03 - 19.16   1,993,786,948

  BHFTI Pyramis    September 30, 2017    53,695,796    10.30 - 11.31     588,921,289
     Government     December 31, 2016    59,975,014    10.24 - 11.12     648,755,946
     Income         December 31, 2015    60,149,269    10.35 - 11.07     651,039,693
     Sub-Account    December 31, 2014    62,286,953    10.55 - 11.13     680,446,278
                    December 31, 2013    69,488,361    10.04 - 10.44     715,739,557

  BHFTI Pyramis    September 30, 2017    38,003,150     1.32 - 13.17     488,705,898
     Managed Risk   December 31, 2016    36,164,251     1.18 - 11.76     415,940,338
     Sub-Account    December 31, 2015    31,417,980     1.14 - 11.35     351,642,870
     (Commenced     December 31, 2014    14,204,266    11.35 - 11.58     163,513,389
     4/29/2013)     December 31, 2013     7,294,047    10.69 - 10.77      78,417,229

  BHFTI Schroders  September 30, 2017   445,140,043     1.30 - 13.96     612,970,263
     Global         December 31, 2016   459,001,172     1.20 - 12.75     577,424,821
     Multi-Asset    December 31, 2015   467,251,015     1.16 - 12.20     562,872,602
     Sub-Account    December 31, 2014   400,460,215     1.20 - 12.36     493,380,979
                    December 31, 2013   375,261,358      1.14 - 1.17     435,205,689

  BHFTI SSGA       September 30, 2017    80,067,058    14.94 - 17.78   1,325,098,647
     Growth and     December 31, 2016    85,949,744    13.64 - 16.06   1,290,390,224
     Income ETF     December 31, 2015    93,774,991    13.20 - 15.32   1,349,807,450
     Sub-Account    December 31, 2014   101,616,119    13.79 - 15.77   1,513,705,632
                    December 31, 2013   110,435,377    13.34 - 15.03   1,578,178,677

  BHFTI SSGA       September 30, 2017    28,677,819    15.23 - 18.13     481,336,373
     Growth ETF     December 31, 2016    30,512,706    13.61 - 16.02     454,752,008
     Sub-Account    December 31, 2015    32,991,663    13.03 - 15.12     467,274,058
                    December 31, 2014    34,092,389    13.66 - 15.62     501,804,705
                    December 31, 2013    35,919,224    13.27 - 14.96     509,607,858

  BHFTI T. Rowe    September 30, 2017    10,356,747   47.27 - 176.15     766,640,578
     Price Large    December 31, 2016    11,082,070   43.41 - 159.87     747,778,790
     Cap Value      December 31, 2015    12,150,155   38.27 - 138.81     715,850,738
     Sub-Account    December 31, 2014    13,521,347   40.58 - 144.85     838,816,422
                    December 31, 2013    11,320,980   38.18 - 128.69     657,944,319

  BHFTI T. Rowe    September 30, 2017    22,800,643    19.15 - 22.61     492,461,996
     Price Mid Cap  December 31, 2016    25,320,043    16.30 - 19.10     462,783,968
     Growth         December 31, 2015    27,786,712    15.70 - 18.22     485,654,167
     Sub-Account    December 31, 2014    32,310,271    15.06 - 17.30     537,586,208
                    December 31, 2013    37,965,912    13.67 - 15.54     568,882,747

  BHFTI TCW Core   September 30, 2017        33,620    10.04 - 10.21         339,738
     Fixed Income   December 31, 2016        29,430     9.90 - 10.02         292,738
     Sub-Account    December 31, 2015         7,421      9.84 - 9.87          73,169
     (Commenced
     5/1/2015)

                                                      FOR THE PERIOD ENDED
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI PIMCO      September 30, 2017       1.76        0.89 - 2.35          2.77 - 4.08
     Total Return   December 31, 2016       2.59        0.89 - 2.35          0.23 - 1.94
     Sub-Account    December 31, 2015       5.26        0.89 - 2.35      (2.32) - (0.45)
                    December 31, 2014       2.34        0.89 - 2.35          0.40 - 3.56
                    December 31, 2013       4.27        0.89 - 2.35      (4.19) - (2.59)

  BHFTI Pyramis    September 30, 2017       2.16        0.90 - 2.35          0.62 - 1.72
     Government     December 31, 2016       2.11        0.90 - 2.35        (2.68) - 0.41
     Income         December 31, 2015       2.27        0.90 - 2.35      (1.90) - (0.47)
     Sub-Account    December 31, 2014       2.60        0.90 - 2.35          0.96 - 6.59
                    December 31, 2013       1.55        0.90 - 2.35      (6.74) - (5.37)

  BHFTI Pyramis    September 30, 2017       1.03        0.90 - 2.20        10.93 - 12.01
     Managed Risk   December 31, 2016       0.75        0.90 - 2.25          0.87 - 3.63
     Sub-Account    December 31, 2015       0.66        0.90 - 2.25      (3.45) - (0.73)
     (Commenced     December 31, 2014         --        1.10 - 2.25          0.98 - 7.40
     4/29/2013)     December 31, 2013       1.65        1.15 - 2.25          4.66 - 5.43

  BHFTI Schroders  September 30, 2017       0.80        0.90 - 2.35          8.47 - 9.65
     Global         December 31, 2016       1.40        0.90 - 2.35          0.71 - 4.71
     Multi-Asset    December 31, 2015       1.00        0.90 - 2.35      (3.18) - (1.77)
     Sub-Account    December 31, 2014       1.32        0.90 - 2.35          0.43 - 6.77
                    December 31, 2013       0.01        0.90 - 2.35          7.55 - 9.12

  BHFTI SSGA       September 30, 2017       2.43        0.90 - 2.35         9.53 - 10.73
     Growth and     December 31, 2016       2.37        0.90 - 2.35          1.90 - 4.84
     Income ETF     December 31, 2015       2.30        0.90 - 2.35      (4.24) - (2.84)
     Sub-Account    December 31, 2014       2.24        0.90 - 2.35        (0.03) - 4.86
                    December 31, 2013       2.51        0.90 - 2.35        10.31 - 11.92

  BHFTI SSGA       September 30, 2017       2.12        0.90 - 2.35        11.94 - 13.16
     Growth ETF     December 31, 2016       2.14        0.90 - 2.35          4.40 - 5.92
     Sub-Account    December 31, 2015       2.00        0.90 - 2.35      (4.58) - (3.19)
                    December 31, 2014       1.88        0.90 - 2.35        (0.05) - 4.43
                    December 31, 2013       2.10        0.90 - 2.35        15.33 - 17.01

  BHFTI T. Rowe    September 30, 2017       2.08        0.89 - 2.35         8.77 - 10.18
     Price Large    December 31, 2016       2.83        0.89 - 2.35         8.67 - 15.17
     Cap Value      December 31, 2015       1.58        0.89 - 2.35        (5.83) - 3.48
     Sub-Account    December 31, 2014       1.18        0.89 - 2.35         1.20 - 12.56
                    December 31, 2013       1.58        0.89 - 2.35        30.67 - 32.90

  BHFTI T. Rowe    September 30, 2017         --        1.30 - 2.35        17.45 - 18.38
     Price Mid Cap  December 31, 2016         --        1.30 - 2.35          3.75 - 4.84
     Growth         December 31, 2015         --        1.30 - 2.35          4.20 - 5.30
     Sub-Account    December 31, 2014         --        1.30 - 2.35        10.16 - 11.32
                    December 31, 2013       0.21        1.30 - 2.35        33.41 - 34.82

  BHFTI TCW Core   September 30, 2017       1.61        0.90 - 1.60          1.39 - 1.93
     Fixed Income   December 31, 2016       0.71        0.90 - 1.60          0.59 - 1.29
     Sub-Account    December 31, 2015         --        1.10 - 1.60      (1.56) - (0.10)
     (Commenced
     5/1/2015)

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                               AS OF
                                          ----------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                              UNITS        HIGHEST ($)      ASSETS ($)
                                          ------------  ----------------  --------------
  BHFTII Baillie      September 30, 2017    20,060,884      5.49 - 18.62     246,663,849
     Gifford           December 31, 2016    22,804,816      4.33 - 14.68     221,819,744
     International     December 31, 2015    24,846,295      4.17 - 14.13     233,411,516
     Stock             December 31, 2014    27,573,117      4.31 - 14.37     269,502,431
     Sub-Account       December 31, 2013    29,549,817      4.51 - 15.12     303,453,047

  BHFTII BlackRock    September 30, 2017     1,194,397     47.24 - 80.40      71,658,373
     Bond Income       December 31, 2016     1,269,349     46.30 - 77.89      74,475,330
     Sub-Account       December 31, 2015     1,196,294     46.01 - 76.20      69,045,344
                       December 31, 2014     1,105,752     46.87 - 76.43      63,615,045
                       December 31, 2013     1,054,348     44.86 - 72.01      57,251,907

  BHFTII BlackRock    September 30, 2017       535,725     21.07 - 67.72      16,063,015
     Capital           December 31, 2016       584,767     17.21 - 54.82      14,098,982
     Appreciation      December 31, 2015       579,182     17.56 - 55.26      14,301,142
     Sub-Account       December 31, 2014       639,908     16.88 - 52.46      14,686,428
                       December 31, 2013       721,215     15.83 - 48.60      15,272,342

  BHFTII BlackRock    September 30, 2017       239,570     18.53 - 21.50       4,778,397
     Large Cap         December 31, 2016       254,830     18.36 - 21.14       5,024,818
     Value             December 31, 2015       245,613     15.79 - 17.99       4,149,008
     Sub-Account       December 31, 2014       229,967     17.66 - 19.31       4,201,564
                       December 31, 2013       225,190     16.80 - 17.73       3,792,926

  BHFTII BlackRock    September 30, 2017    30,531,490      2.27 - 25.16     311,404,958
     Ultra-Short       December 31, 2016    33,915,071      2.28 - 25.22     343,711,226
     Term Bond         December 31, 2015    39,040,662      2.31 - 25.42     398,590,779
     Sub-Account       December 31, 2014    39,068,482      2.33 - 25.65     395,886,367
                       December 31, 2013    44,329,198      2.36 - 25.88     461,342,890

  BHFTII Brighthouse  September 30, 2017     7,044,600     13.66 - 16.05     103,900,131
     Asset             December 31, 2016     7,192,154     13.15 - 15.31     101,585,600
     Allocation 20     December 31, 2015     4,782,874     12.86 - 14.78      65,568,612
     Sub-Account       December 31, 2014     2,973,577     13.22 - 15.00      41,687,543
                       December 31, 2013       557,035     12.93 - 13.63       7,497,408

  BHFTII Brighthouse  September 30, 2017   240,437,505     14.29 - 17.42   3,828,342,143
     Asset             December 31, 2016   266,351,270     13.44 - 16.21   3,966,089,283
     Allocation 40     December 31, 2015   297,958,878     12.97 - 15.25   4,248,132,666
     Sub-Account       December 31, 2014   341,017,115     13.43 - 15.56   4,991,456,808
                       December 31, 2013       550,896     13.60 - 14.27       7,732,376

  BHFTII Brighthouse  September 30, 2017   378,841,286     15.75 - 22.41   6,552,527,381
     Asset             December 31, 2016   407,551,536     14.43 - 20.37   6,424,608,702
     Allocation 60     December 31, 2015   446,107,386     13.78 - 19.25   6,667,289,010
     Sub-Account       December 31, 2014   489,838,225     14.27 - 19.73   7,527,991,156
                       December 31, 2013     3,073,122     13.90 - 14.77      44,655,421

  BHFTII Brighthouse  September 30, 2017   328,684,607     16.33 - 24.10   5,902,675,493
     Asset             December 31, 2016   353,810,551     14.56 - 21.32   5,638,281,052
     Allocation 80     December 31, 2015   388,323,652     13.77 - 19.96   5,814,030,390
     Sub-Account       December 31, 2014   420,572,925     14.33 - 20.54   6,507,894,347
                       December 31, 2013     3,927,901     14.05 - 14.80      57,260,787

                                                         FOR THE PERIOD ENDED
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  BHFTII Baillie      September 30, 2017       1.01        1.10 - 2.25        25.72 - 26.80
     Gifford           December 31, 2016       1.38        1.10 - 2.25          2.71 - 3.91
     International     December 31, 2015       1.43        1.10 - 2.25      (4.35) - (0.24)
     Stock             December 31, 2014       1.26        1.30 - 2.25      (5.49) - (1.36)
     Sub-Account       December 31, 2013       0.02        1.30 - 2.25         9.68 - 13.94

  BHFTII BlackRock    September 30, 2017       2.96        0.89 - 2.30          2.03 - 3.23
     Bond Income       December 31, 2016       2.96        0.89 - 2.30        (1.22) - 2.21
     Sub-Account       December 31, 2015       3.55        0.89 - 2.30      (1.84) - (0.30)
                       December 31, 2014       3.22        0.89 - 2.30          0.85 - 6.14
                       December 31, 2013       3.83        0.89 - 2.30      (3.17) - (1.65)

  BHFTII BlackRock    September 30, 2017       0.09        0.89 - 2.30        22.25 - 23.54
     Capital           December 31, 2016         --        0.89 - 2.30      (2.19) - (0.80)
     Appreciation      December 31, 2015         --        0.89 - 2.30          0.83 - 5.34
     Sub-Account       December 31, 2014       0.06        0.89 - 2.30          0.94 - 7.93
                       December 31, 2013       0.79        0.89 - 2.30        31.17 - 33.03

  BHFTII BlackRock    September 30, 2017       2.56        0.89 - 1.60          0.97 - 1.72
     Large Cap         December 31, 2016       1.63        0.89 - 1.60        16.22 - 17.46
     Value             December 31, 2015       1.82        0.89 - 1.60     (10.29) - (6.82)
     Sub-Account       December 31, 2014       1.26        0.89 - 1.35          1.39 - 8.95
                       December 31, 2013       1.38        0.89 - 1.35        30.28 - 30.88

  BHFTII BlackRock    September 30, 2017       0.09        0.90 - 2.35      (1.29) - (0.18)
     Ultra-Short       December 31, 2016         --        0.90 - 2.35      (2.21) - (0.75)
     Term Bond         December 31, 2015         --        0.90 - 2.35      (2.32) - (0.27)
     Sub-Account       December 31, 2014         --        0.90 - 2.35      (2.32) - (0.13)
                       December 31, 2013         --        0.90 - 2.35      (2.32) - (0.37)

  BHFTII Brighthouse  September 30, 2017       2.03        0.90 - 2.20          3.84 - 4.85
     Asset             December 31, 2016       3.21        0.90 - 2.20          0.66 - 3.59
     Allocation 20     December 31, 2015       1.92        0.90 - 2.20      (2.75) - (0.55)
     Sub-Account       December 31, 2014       1.17        0.90 - 2.20          0.07 - 3.02
                       December 31, 2013       3.04        1.55 - 2.15          2.07 - 2.68

  BHFTII Brighthouse  September 30, 2017       1.95        0.90 - 2.35          6.32 - 7.48
     Asset             December 31, 2016       3.55        0.90 - 2.35          1.95 - 5.14
     Allocation 40     December 31, 2015       0.28        0.90 - 2.35      (3.37) - (0.68)
     Sub-Account       December 31, 2014       0.01        0.90 - 2.35          0.04 - 3.47
                       December 31, 2013       2.53        1.55 - 2.10          8.62 - 9.22

  BHFTII Brighthouse  September 30, 2017       1.73        0.90 - 2.35         9.08 - 10.27
     Asset             December 31, 2016       3.15        0.90 - 2.35          3.07 - 6.15
     Allocation 60     December 31, 2015       0.54        0.90 - 2.35      (3.56) - (0.67)
     Sub-Account       December 31, 2014       0.02        0.90 - 2.35          0.03 - 3.93
                       December 31, 2013       2.00        1.55 - 2.25        15.36 - 16.17

  BHFTII Brighthouse  September 30, 2017       1.55        0.90 - 2.35        12.05 - 13.27
     Asset             December 31, 2016       2.95        0.90 - 2.35          4.56 - 7.17
     Allocation 80     December 31, 2015       0.33        0.90 - 2.35      (3.98) - (0.84)
     Sub-Account       December 31, 2014       0.02        0.90 - 2.35        (0.03) - 4.53
                       December 31, 2013       1.46        1.55 - 2.15        21.67 - 22.40

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                             -------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                 UNITS       HIGHEST ($)     ASSETS ($)
                                             -----------  ---------------  -------------
  BHFTII Brighthouse/    September 30, 2017    8,470,067    21.60 - 65.04    211,101,886
     Artisan              December 31, 2016    9,275,939    20.44 - 60.81    217,144,062
     Mid Cap Value        December 31, 2015   10,052,598    17.04 - 49.89    194,979,851
     Sub-Account          December 31, 2014   11,205,267    19.30 - 55.59    244,385,523
                          December 31, 2013   13,125,790    19.41 - 55.03    285,771,010

  BHFTII Brighthouse/    September 30, 2017    2,728,942    23.77 - 26.93     69,177,777
     Dimensional          December 31, 2016    2,814,983    19.38 - 21.73     57,869,934
     International        December 31, 2015    3,198,853    18.74 - 20.72     63,108,799
     Small Company        December 31, 2014    3,070,324    18.13 - 19.77     58,174,088
     Sub-Account          December 31, 2013    3,208,551    19.88 - 21.38     66,162,419

  BHFTII Brighthouse/    September 30, 2017   27,204,036     6.50 - 69.69    812,461,861
     Wellington           December 31, 2016   29,665,645     5.82 - 62.22    787,903,717
     Core Equity          December 31, 2015   26,356,637    17.28 - 58.48    527,700,755
     Opportunities        December 31, 2014   30,718,018    17.28 - 57.62    609,015,113
     Sub-Account          December 31, 2013   36,209,587    16.00 - 52.55    658,561,438

  BHFTII Frontier        September 30, 2017    3,042,592    21.41 - 24.65     72,074,039
     Mid Cap Growth       December 31, 2016    3,317,626    18.21 - 20.80     66,475,159
     Sub-Account          December 31, 2015    3,809,398    17.73 - 20.04     73,654,799
     (Commenced           December 31, 2014    4,248,372    17.69 - 19.79     81,297,538
     4/29/2013)           December 31, 2013    4,767,721    16.33 - 18.08     83,651,163

  BHFTII Jennison        September 30, 2017   19,114,132     5.82 - 29.64    499,576,689
     Growth               December 31, 2016   21,756,762     4.56 - 23.16    447,002,555
     Sub-Account          December 31, 2015   23,988,437     4.61 - 23.40    501,066,353
                          December 31, 2014   27,528,387     4.22 - 21.36    529,020,323
                          December 31, 2013   32,574,197     3.93 - 19.82    585,624,219

  BHFTII Loomis          September 30, 2017      220,350    57.09 - 75.62     14,369,258
     Sayles Small         December 31, 2016      241,747    52.28 - 68.64     14,400,635
     Cap Core             December 31, 2015      250,951    44.97 - 58.33     12,750,644
     Sub-Account          December 31, 2014      261,060    46.83 - 58.80     13,706,471
                          December 31, 2013      283,327    46.30 - 57.49     14,610,773

  BHFTII Loomis          September 30, 2017       14,962    21.34 - 23.55        341,334
     Sayles Small         December 31, 2016       15,428    17.80 - 19.55        292,623
     Cap Growth           December 31, 2015       18,203    17.03 - 18.60        328,707
     Sub-Account          December 31, 2014       16,302    17.05 - 18.51        293,433
                          December 31, 2013       12,506    17.15 - 18.50        226,802

  BHFTII MetLife         September 30, 2017   21,698,868     1.82 - 19.70    314,843,248
     Aggregate            December 31, 2016   21,606,441     1.79 - 19.26    308,498,975
     Bond Index           December 31, 2015   18,032,558     1.77 - 18.98    245,107,645
     Sub-Account          December 31, 2014   16,099,701     1.79 - 19.11    213,475,999
                          December 31, 2013   13,536,937     1.71 - 18.22    162,571,849

  BHFTII MetLife         September 30, 2017    5,287,213     3.54 - 38.34    162,315,948
     Mid Cap              December 31, 2016    5,338,539     3.27 - 35.35    151,623,612
     Stock Index          December 31, 2015    5,111,469     2.75 - 29.62    121,483,288
     Sub-Account          December 31, 2014    5,178,461     2.86 - 30.60    127,735,872
                          December 31, 2013    5,501,359     2.64 - 28.20    125,884,078

                                                            FOR THE PERIOD ENDED
                                             --------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                INCOME          LOWEST TO          LOWEST TO
                                               RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                             -------------  ----------------  -----------------
  BHFTII Brighthouse/    September 30, 2017      0.51         0.89 - 2.35           5.60 - 6.96
     Artisan              December 31, 2016      0.88         0.89 - 2.35         19.80 - 21.88
     Mid Cap Value        December 31, 2015      0.94         0.89 - 2.35     (11.76) - (10.24)
     Sub-Account          December 31, 2014      0.55         0.89 - 2.35         (0.69) - 1.02
                          December 31, 2013      0.77         0.89 - 2.35         33.34 - 35.64

  BHFTII Brighthouse/    September 30, 2017      2.02         0.90 - 2.30         22.66 - 23.95
     Dimensional          December 31, 2016      1.92         0.90 - 2.30           3.42 - 4.88
     International        December 31, 2015      1.67         0.90 - 2.30           0.83 - 4.81
     Small Company        December 31, 2014      2.02         0.90 - 2.30       (8.82) - (0.83)
     Sub-Account          December 31, 2013      1.72         0.90 - 2.30         24.70 - 26.46

  BHFTII Brighthouse/    September 30, 2017      1.47         0.89 - 2.35         10.68 - 12.02
     Wellington           December 31, 2016      1.71         0.89 - 2.35           0.63 - 6.39
     Core Equity          December 31, 2015      1.65         0.89 - 2.35         (0.11) - 4.18
     Opportunities        December 31, 2014      0.59         0.89 - 2.35           1.34 - 9.65
     Sub-Account          December 31, 2013      1.27         0.89 - 2.35         30.43 - 32.52

  BHFTII Frontier        September 30, 2017        --         1.30 - 2.35         17.58 - 18.50
     Mid Cap Growth       December 31, 2016        --         1.30 - 2.35           2.72 - 3.80
     Sub-Account          December 31, 2015        --         1.30 - 2.35           0.22 - 1.28
     (Commenced           December 31, 2014        --         1.30 - 2.35           8.30 - 9.44
     4/29/2013)           December 31, 2013        --         1.30 - 2.35         19.21 - 20.07

  BHFTII Jennison        September 30, 2017      0.09         0.90 - 2.35         26.57 - 27.95
     Growth               December 31, 2016      0.03         0.90 - 2.35       (2.45) - (0.98)
     Sub-Account          December 31, 2015      0.02         0.90 - 2.35           3.00 - 9.55
                          December 31, 2014      0.04         0.90 - 2.35         (0.16) - 7.81
                          December 31, 2013      0.20         0.90 - 2.35         33.56 - 35.51

  BHFTII Loomis          September 30, 2017      0.07         1.10 - 2.30          9.19 - 10.18
     Sayles Small         December 31, 2016      0.07         1.10 - 2.30         16.27 - 17.67
     Cap Core             December 31, 2015        --         1.10 - 2.30       (3.98) - (2.67)
     Sub-Account          December 31, 2014        --         1.20 - 2.30           1.15 - 2.27
                          December 31, 2013      0.23         1.20 - 2.30         37.49 - 39.01

  BHFTII Loomis          September 30, 2017        --         0.90 - 1.50         19.92 - 20.46
     Sayles Small         December 31, 2016        --         0.90 - 1.50           4.47 - 5.10
     Cap Growth           December 31, 2015        --         0.90 - 1.50         (0.08) - 0.52
     Sub-Account          December 31, 2014        --         0.90 - 1.50         (0.57) - 0.03
                          December 31, 2013        --         0.90 - 1.50         46.17 - 47.05

  BHFTII MetLife         September 30, 2017      2.69         0.89 - 2.25           1.03 - 2.29
     Aggregate            December 31, 2016      2.73         0.89 - 2.35         (2.09) - 1.44
     Bond Index           December 31, 2015      2.67         0.89 - 2.35       (2.38) - (0.46)
     Sub-Account          December 31, 2014      2.62         0.89 - 2.35           0.54 - 4.87
                          December 31, 2013      3.23         0.89 - 2.25       (4.74) - (3.19)

  BHFTII MetLife         September 30, 2017      1.22         0.89 - 2.35           7.05 - 8.46
     Mid Cap              December 31, 2016      1.06         0.89 - 2.35         17.29 - 19.37
     Stock Index          December 31, 2015      0.97         0.89 - 2.35       (7.24) - (2.52)
     Sub-Account          December 31, 2014      0.85         0.89 - 2.35           1.60 - 8.52
                          December 31, 2013      1.00         0.89 - 2.35         29.67 - 31.97

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTII MetLife    September 30, 2017     8,698,778     1.74 - 19.06    118,935,856
     MSCI EAFE       December 31, 2016     9,185,190     1.46 - 15.96    104,406,669
     Index           December 31, 2015     8,770,551     1.46 - 15.89     99,902,951
     Sub-Account     December 31, 2014     8,697,532     1.49 - 16.21    101,223,288
                     December 31, 2013     8,809,646     1.61 - 17.40    112,197,169

  BHFTII MetLife    September 30, 2017     4,950,461     3.54 - 39.26    151,992,831
     Russell 2000    December 31, 2016     5,131,926     3.22 - 35.60    143,701,523
     Index           December 31, 2015     5,516,806     2.69 - 29.61    129,529,499
     Sub-Account     December 31, 2014     5,807,014     2.84 - 31.21    144,858,146
                     December 31, 2013     5,835,501     2.74 - 29.98    141,070,458

  BHFTII MetLife    September 30, 2017    23,179,912     8.75 - 97.93    616,561,827
     Stock Index     December 31, 2016    25,218,819     7.75 - 86.45    594,986,915
     Sub-Account     December 31, 2015    25,649,785     7.03 - 78.11    553,515,934
                     December 31, 2014    28,264,874     7.03 - 77.90    610,830,233
                     December 31, 2013    28,624,388     6.28 - 69.33    561,274,487

  BHFTII MFS        September 30, 2017       618,189    54.17 - 88.42     42,329,999
     Total Return    December 31, 2016       645,393    50.82 - 81.96     41,309,025
     Sub-Account     December 31, 2015       710,775    47.72 - 75.73     42,319,194
                     December 31, 2014       756,067    49.00 - 76.52     45,817,455
                     December 31, 2013       814,124    46.24 - 71.07     46,044,412

  BHFTII MFS Value  September 30, 2017    10,303,493    15.58 - 32.44    294,632,848
     Sub-Account     December 31, 2016    11,015,597    14.16 - 29.18    284,625,248
                     December 31, 2015    10,866,190    12.69 - 25.81    249,890,569
                     December 31, 2014    10,916,908    13.03 - 26.14    255,401,966
                     December 31, 2013    12,139,878    12.05 - 23.85    260,473,964

  BHFTII Neuberger  September 30, 2017     5,109,889    22.07 - 35.00    134,099,179
     Berman Genesis  December 31, 2016     5,470,799    20.57 - 32.20    133,113,538
     Sub-Account     December 31, 2015     6,339,117    17.77 - 27.37    131,949,869
                     December 31, 2014     7,109,782    18.11 - 27.46    150,104,225
                     December 31, 2013     8,020,175    18.58 - 27.70    172,247,460

  BHFTII T. Rowe    September 30, 2017    16,517,707    10.97 - 77.59    247,006,691
     Price Large     December 31, 2016    17,003,069     8.79 - 62.34    203,478,587
     Cap Growth      December 31, 2015    19,853,858     8.76 - 62.33    233,448,817
     Sub-Account     December 31, 2014    15,015,374     8.02 - 57.25    166,959,337
                     December 31, 2013    14,688,080     8.03 - 53.41    151,930,071

  BHFTII T. Rowe    September 30, 2017       341,986    33.76 - 49.14     13,608,807
     Price Small     December 31, 2016       373,919    29.67 - 42.70     12,987,892
     Cap Growth      December 31, 2015       373,434    27.19 - 38.55     11,814,560
     Sub-Account     December 31, 2014       321,073    27.11 - 37.87      9,976,420
                     December 31, 2013       356,919    25.98 - 35.74     10,522,813

  BHFTII Van Eck    September 30, 2017     7,493,025    10.82 - 11.88     85,717,968
     Global Natural  December 31, 2016     6,924,892    12.08 - 13.17     88,041,249
     Resources       December 31, 2015     8,336,502      8.59 - 9.26     74,871,874
     Sub-Account     December 31, 2014     6,586,665    13.05 - 13.93     89,288,128
                     December 31, 2013     6,278,667    16.43 - 17.17    106,449,499

                                                       FOR THE PERIOD ENDED
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII MetLife    September 30, 2017      2.55         0.89 - 2.25         17.97 - 19.38
     MSCI EAFE       December 31, 2016      2.41         0.89 - 2.25         (1.28) - 0.44
     Index           December 31, 2015      3.14         0.89 - 2.25       (9.98) - (1.36)
     Sub-Account     December 31, 2014      2.43         0.89 - 2.25       (8.42) - (2.81)
                     December 31, 2013      2.89         0.89 - 2.25         18.74 - 20.78

  BHFTII MetLife    September 30, 2017      1.02         0.89 - 2.35          8.79 - 10.28
     Russell 2000    December 31, 2016      1.07         0.89 - 2.35         18.12 - 20.21
     Index           December 31, 2015      1.00         0.89 - 2.35       (9.86) - (3.68)
     Sub-Account     December 31, 2014      0.96         0.89 - 2.35           2.30 - 4.11
                     December 31, 2013      1.29         0.89 - 2.35         34.91 - 37.33

  BHFTII MetLife    September 30, 2017      1.61         0.89 - 2.90         11.51 - 13.27
     Stock Index     December 31, 2016      1.84         0.89 - 2.90          8.35 - 10.68
     Sub-Account     December 31, 2015      1.57         0.89 - 2.90         (3.80) - 2.90
                     December 31, 2014      1.51         0.89 - 2.90          0.87 - 12.36
                     December 31, 2013      1.68         0.89 - 2.90         28.14 - 30.85

  BHFTII MFS        September 30, 2017      2.39         0.89 - 2.30           6.60 - 7.89
     Total Return    December 31, 2016      2.77         0.89 - 2.30           6.50 - 8.23
     Sub-Account     December 31, 2015      2.49         0.89 - 2.30       (2.62) - (1.04)
                     December 31, 2014      2.25         0.89 - 2.30           5.95 - 7.68
                     December 31, 2013      2.31         0.89 - 2.30         16.06 - 17.94

  BHFTII MFS Value  September 30, 2017      1.88         0.89 - 2.35          9.97 - 11.44
     Sub-Account     December 31, 2016      2.08         0.89 - 2.35         11.45 - 13.38
                     December 31, 2015      2.49         0.89 - 2.35         (2.68) - 2.26
                     December 31, 2014      1.57         0.89 - 2.35           1.99 - 9.83
                     December 31, 2013      0.55         0.89 - 2.35         17.10 - 34.53

  BHFTII Neuberger  September 30, 2017      0.20         0.89 - 2.35           7.31 - 8.69
     Berman Genesis  December 31, 2016      0.23         0.89 - 2.35         15.64 - 17.63
     Sub-Account     December 31, 2015      0.18         0.89 - 2.35       (1.95) - (0.31)
                     December 31, 2014      0.22         0.89 - 2.35         (2.62) - 0.40
                     December 31, 2013      0.10         0.89 - 2.35         24.94 - 37.30

  BHFTII T. Rowe    September 30, 2017      0.09         0.89 - 2.35         23.66 - 25.31
     Price Large     December 31, 2016        --         0.89 - 2.35         (0.83) - 0.86
     Cap Growth      December 31, 2015        --         0.89 - 2.35         (3.16) - 9.80
     Sub-Account     December 31, 2014        --         0.89 - 2.35        (0.04) - 13.92
                     December 31, 2013        --         0.89 - 2.35         26.10 - 37.93

  BHFTII T. Rowe    September 30, 2017      0.18         0.89 - 2.15         13.79 - 15.10
     Price Small     December 31, 2016      0.15         0.89 - 2.15          9.11 - 10.75
     Cap Growth      December 31, 2015      0.08         0.89 - 2.15         (8.44) - 1.80
     Sub-Account     December 31, 2014      0.01         0.89 - 2.15           2.47 - 5.96
                     December 31, 2013      0.22         0.89 - 2.15         41.11 - 43.27

  BHFTII Van Eck    September 30, 2017        --         1.10 - 2.15      (10.44) - (9.74)
     Global Natural  December 31, 2016      0.59         1.10 - 2.15         40.68 - 42.17
     Resources       December 31, 2015      0.21         1.10 - 2.15     (34.19) - (33.49)
     Sub-Account     December 31, 2014      0.27         1.10 - 2.15     (20.55) - (11.40)
                     December 31, 2013      0.66         1.30 - 2.15           8.40 - 9.32

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                              AS OF
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTII Western     September 30, 2017    31,674,265     26.55 - 39.17   1,075,039,669
     Asset            December 31, 2016    32,852,094     25.20 - 36.70   1,050,068,498
     Management       December 31, 2015         6,545     27.92 - 31.04         195,310
     Strategic Bond   December 31, 2014           398             32.02          12,743
     Opportunities
     Sub-Account
     (Commenced
     11/19/2014)

  BHFTII Western     September 30, 2017    13,844,827     14.45 - 20.15     247,232,656
     Asset            December 31, 2016    14,126,610     14.46 - 19.94     250,345,183
     Management       December 31, 2015    15,069,560     14.65 - 19.92     268,298,667
     U.S. Government  December 31, 2014    15,346,536     14.95 - 19.83     276,085,662
     Sub-Account      December 31, 2013    16,417,493     14.93 - 19.52     291,870,388

  BlackRock Global   September 30, 2017       128,907     21.98 - 24.23       2,949,891
     Allocation V.I.  December 31, 2016       123,935     20.06 - 21.99       2,582,039
     Sub-Account      December 31, 2015        77,369     19.63 - 21.37       1,566,871
     (Commenced       December 31, 2014           402             21.30           8,557
     11/19/2014)

  Deutsche I CROCI   September 30, 2017     1,318,105       7.59 - 9.36      12,326,138
     International    December 31, 2016     1,416,905       6.42 - 7.94      11,250,311
     Sub-Account      December 31, 2015     1,563,760       7.92 - 7.99      12,496,599
                      December 31, 2014     1,732,959       8.50 - 8.57      14,851,303
                      December 31, 2013     1,888,612       9.76 - 9.85      18,592,794

  Federated High     September 30, 2017           168             11.98           2,015
     Income Bond      December 31, 2016         2,435             11.32          27,574
     Sub-Account      December 31, 2015         2,503             10.00          25,030
                      December 31, 2014         2,534             10.41          26,376
                      December 31, 2013         2,545             10.28          26,166

  Federated Kaufman  September 30, 2017         5,246             10.74          56,337
     Sub-Account      December 31, 2016         5,331              8.93          47,589
                      December 31, 2015         5,491              8.73          47,958
                      December 31, 2014         5,676              8.33          47,253
                      December 31, 2013         5,836              7.70          44,907

  Fidelity VIP       September 30, 2017     4,187,297     17.09 - 18.34      72,136,289
     Asset Manager    December 31, 2016     4,493,375     15.61 - 16.70      70,694,332
     Sub-Account      December 31, 2015     4,920,853     15.35 - 16.34      76,132,122
                      December 31, 2014     5,426,360     15.54 - 16.47      84,977,763
                      December 31, 2013     5,885,530     14.88 - 15.70      88,274,483

  Fidelity VIP       September 30, 2017    20,294,625      7.53 - 87.64     612,532,872
     Contrafund       December 31, 2016    21,259,478      6.55 - 75.90     573,685,439
     Sub-Account      December 31, 2015    21,653,047      6.17 - 71.00     581,923,231
                      December 31, 2014    20,382,633      6.24 - 71.28     631,948,733
                      December 31, 2013    17,717,451      5.67 - 64.36     611,972,926



                                                        FOR THE PERIOD ENDED
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTII Western     September 30, 2017       3.85         0.89 - 2.35          5.36 - 6.74
     Asset            December 31, 2016       2.28         0.89 - 2.35          3.36 - 7.33
     Management       December 31, 2015       3.26         1.10 - 1.60      (3.56) - (2.23)
     Strategic Bond   December 31, 2014         --                1.10               (0.65)
     Opportunities
     Sub-Account
     (Commenced
     11/19/2014)

  BHFTII Western     September 30, 2017       2.42         0.90 - 2.35        (0.01) - 1.08
     Asset            December 31, 2016       2.39         0.90 - 2.35        (1.94) - 0.12
     Management       December 31, 2015       2.04         0.90 - 2.35      (2.02) - (0.40)
     U.S. Government  December 31, 2014       1.68         0.95 - 2.35          0.17 - 1.58
     Sub-Account      December 31, 2013       1.95         0.95 - 2.35      (3.21) - (1.84)

  BlackRock Global   September 30, 2017       0.42         0.90 - 1.60         9.61 - 10.19
     Allocation V.I.  December 31, 2016       1.55         0.90 - 1.60          2.16 - 2.87
     Sub-Account      December 31, 2015       2.16         0.90 - 1.60      (5.15) - (0.44)
     (Commenced       December 31, 2014       2.13                1.10               (0.45)
     11/19/2014)

  Deutsche I CROCI   September 30, 2017       7.06         0.89 - 1.40        17.73 - 18.18
     International    December 31, 2016      10.65         0.89 - 1.40      (0.66) - (0.15)
     Sub-Account      December 31, 2015       4.14         1.35 - 1.40      (6.80) - (6.75)
                      December 31, 2014       1.76         1.35 - 1.40    (12.99) - (12.95)
                      December 31, 2013       5.30         1.35 - 1.40        18.56 - 18.62

  Federated High     September 30, 2017      18.27                1.40                 5.83
     Income Bond      December 31, 2016       6.17                1.40                13.22
     Sub-Account      December 31, 2015       5.62                1.40               (3.93)
                      December 31, 2014       5.88                1.40                 1.26
                      December 31, 2013       6.76                1.40                 5.50

  Federated Kaufman  September 30, 2017         --                1.40                20.30
     Sub-Account      December 31, 2016         --                1.40                 2.22
                      December 31, 2015         --                1.40                 4.90
                      December 31, 2014         --                1.40                 8.19
                      December 31, 2013         --                1.40                38.18

  Fidelity VIP       September 30, 2017       0.36         0.89 - 1.40          9.46 - 9.88
     Asset Manager    December 31, 2016       1.45         0.89 - 1.40          1.64 - 2.16
     Sub-Account      December 31, 2015       1.53         0.89 - 1.40      (1.25) - (0.75)
                      December 31, 2014       1.47         0.89 - 1.40          4.36 - 4.90
                      December 31, 2013       1.55         0.89 - 1.40        14.10 - 14.68

  Fidelity VIP       September 30, 2017       0.19         0.89 - 2.25        14.36 - 15.60
     Contrafund       December 31, 2016       0.74         0.89 - 2.25          5.15 - 7.05
     Sub-Account      December 31, 2015       0.94         0.89 - 2.25      (1.68) - (0.22)
                      December 31, 2014       0.89         0.89 - 2.25         9.33 - 10.95
                      December 31, 2013       1.04         0.89 - 2.25        10.23 - 30.12



                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                  AS OF
                                             ---------------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO          NET
                                                 UNITS        HIGHEST ($)     ASSETS ($)
                                             ------------  ---------------  --------------
  Fidelity VIP           September 30, 2017       218,550            21.97       4,800,572
     Equity-Income        December 31, 2016       230,181            20.60       4,741,279
     Sub-Account          December 31, 2015       280,187            17.70       4,959,137
                          December 31, 2014       303,711            18.69       5,676,328
                          December 31, 2013       341,560            17.43       5,954,600

  Fidelity VIP           September 30, 2017   324,284,918    14.37 - 14.62   4,698,391,913
     FundsManager         December 31, 2016   339,562,460    13.13 - 13.34   4,491,693,357
     50%                  December 31, 2015   340,402,591    12.86 - 13.05   4,406,702,675
     Sub-Account          December 31, 2014   268,426,412    13.11 - 13.28   3,538,458,593
                          December 31, 2013   158,954,030    12.73 - 12.88   2,033,793,788

  Fidelity VIP           September 30, 2017   202,496,970    14.00 - 14.21   2,853,843,821
     FundsManager         December 31, 2016   250,989,708    12.56 - 12.74   3,173,600,531
     60%                  December 31, 2015   299,646,067    12.24 - 12.39   3,688,709,449
     Sub-Account          December 31, 2014   319,425,019    12.44 - 12.58   3,994,437,491
                          December 31, 2013   333,151,686    12.05 - 12.16   4,031,523,824

  Fidelity VIP           September 30, 2017     2,599,016     6.73 - 10.06      17,759,882
     Government           December 31, 2016     2,758,925     6.77 - 10.16      18,955,221
     Money Market         December 31, 2015     5,764,747     6.85 - 10.34      49,654,013
     Sub-Account          December 31, 2014     5,894,288     6.95 - 10.53      50,947,648
                          December 31, 2013     8,307,410     7.04 - 10.73      76,155,346

  Fidelity VIP Growth    September 30, 2017     5,784,456    29.43 - 31.45     171,904,383
     Sub-Account          December 31, 2016     6,179,280    23.17 - 24.67     144,530,563
                          December 31, 2015     6,842,558    23.31 - 24.69     160,925,919
                          December 31, 2014     7,538,876    22.06 - 23.24     167,673,930
                          December 31, 2013     8,194,380    20.10 - 21.07     165,968,439

  Fidelity VIP           September 30, 2017     2,030,063    31.48 - 33.73      63,924,251
     Index 500            December 31, 2016     2,222,100    27.86 - 29.74      61,915,726
     Sub-Account          December 31, 2015     2,464,560    25.24 - 26.83      62,224,177
                          December 31, 2014     2,778,454    25.25 - 26.71      70,165,982
                          December 31, 2013     3,091,556    22.53 - 23.73      69,677,247

  Fidelity VIP           September 30, 2017     5,988,306    65.29 - 78.03     431,767,952
     Mid Cap              December 31, 2016     6,382,115    58.33 - 69.23     409,695,192
     Sub-Account          December 31, 2015     6,898,177    53.12 - 62.44     401,284,587
                          December 31, 2014     7,445,624    55.03 - 64.08     446,277,693
                          December 31, 2013     7,792,671    52.90 - 61.01     446,581,942

  Fidelity VIP           September 30, 2017       314,541    13.52 - 15.40       4,500,889
     Overseas             December 31, 2016       333,151    10.84 - 12.36       3,832,068
     Sub-Account          December 31, 2015       376,022    11.55 - 13.19       4,615,792
                          December 31, 2014       411,275    11.28 - 12.89       4,942,746
                          December 31, 2013       447,143    12.41 - 14.19       5,925,521

  FTVIPT Franklin        September 30, 2017     3,780,755    53.40 - 77.53     260,393,081
     Income VIP           December 31, 2016     4,031,843    50.36 - 72.41     260,175,136
     Sub-Account          December 31, 2015     4,415,184    45.17 - 64.11     253,302,116
                          December 31, 2014     4,717,186    49.71 - 69.63     294,909,928
                          December 31, 2013     4,919,666    48.59 - 67.20     297,821,470

                                                            FOR THE PERIOD ENDED
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  Fidelity VIP           September 30, 2017       0.13               1.40                 6.64
     Equity-Income        December 31, 2016       2.16               1.40                16.38
     Sub-Account          December 31, 2015       3.11               1.40               (5.30)
                          December 31, 2014       2.75               1.40                 7.21
                          December 31, 2013       2.41               1.40                26.37

  Fidelity VIP           September 30, 2017       0.02        1.90 - 2.05          9.48 - 9.60
     FundsManager         December 31, 2016       1.24        1.90 - 2.05          2.11 - 2.26
     50%                  December 31, 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
     Sub-Account          December 31, 2014       1.45        1.90 - 2.05          2.96 - 3.12
                          December 31, 2013       1.55        1.90 - 2.05        12.57 - 12.74

  Fidelity VIP           September 30, 2017         --        1.90 - 2.05        11.41 - 11.54
     FundsManager         December 31, 2016       1.14        1.90 - 2.05          2.66 - 2.82
     60%                  December 31, 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
     Sub-Account          December 31, 2014       1.24        1.90 - 2.05          3.27 - 3.42
                          December 31, 2013       1.16        1.90 - 2.05        16.21 - 16.38

  Fidelity VIP           September 30, 2017       0.44        0.89 - 2.05      (1.10) - (0.22)
     Government           December 31, 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
     Money Market         December 31, 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
     Sub-Account          December 31, 2014       0.01        0.89 - 2.05      (2.02) - (0.88)
                          December 31, 2013       0.02        0.89 - 2.05      (2.01) - (0.86)

  Fidelity VIP Growth    September 30, 2017       0.12        0.89 - 1.40        27.01 - 27.49
     Sub-Account          December 31, 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                          December 31, 2015       0.25        0.89 - 1.40          5.68 - 6.23
                          December 31, 2014       0.18        0.89 - 1.40         9.75 - 10.31
                          December 31, 2013       0.29        0.89 - 1.40        34.44 - 35.13

  Fidelity VIP           September 30, 2017       0.32        0.89 - 1.35        13.01 - 13.40
     Index 500            December 31, 2016       1.44        0.89 - 1.35        10.36 - 10.87
     Sub-Account          December 31, 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                          December 31, 2014       1.59        0.89 - 1.35        12.05 - 12.56
                          December 31, 2013       1.84        0.89 - 1.35        30.47 - 31.07

  Fidelity VIP           September 30, 2017       0.12        0.95 - 1.90        11.92 - 12.72
     Mid Cap              December 31, 2016       0.31        0.95 - 1.90         6.93 - 10.87
     Sub-Account          December 31, 2015       0.25        0.95 - 1.90      (3.48) - (2.56)
                          December 31, 2014       0.02        0.95 - 1.90          4.04 - 5.03
                          December 31, 2013       0.28        0.95 - 1.90        33.31 - 34.59

  Fidelity VIP           September 30, 2017       0.02        1.15 - 1.40        24.43 - 24.67
     Overseas             December 31, 2016       1.38        1.15 - 1.40      (6.38) - (6.15)
     Sub-Account          December 31, 2015       1.31        1.15 - 1.40          2.18 - 2.44
                          December 31, 2014       1.29        1.15 - 1.40      (9.36) - (9.13)
                          December 31, 2013       1.34        1.15 - 1.40        28.62 - 28.95

  FTVIPT Franklin        September 30, 2017       4.13        0.95 - 2.25          6.04 - 7.08
     Income VIP           December 31, 2016       4.98        0.95 - 2.25         8.00 - 12.95
     Sub-Account          December 31, 2015       4.62        0.95 - 2.25      (9.12) - (7.93)
                          December 31, 2014       4.98        0.95 - 2.25          2.29 - 3.63
                          December 31, 2013       6.33        0.95 - 2.25        11.41 - 12.86

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                             AS OF
                                         --------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                             UNITS       HIGHEST ($)      ASSETS ($)
                                         ------------  ---------------  -------------
  FTVIPT Franklin    September 30, 2017     3,904,128    30.56 - 37.27    133,066,136
     Mutual Shares    December 31, 2016     4,164,982    29.15 - 35.30    134,905,092
     VIP Sub-Account  December 31, 2015     4,536,450    25.60 - 30.71    128,211,487
                      December 31, 2014     5,080,687    27.45 - 32.61    153,109,223
                      December 31, 2013     5,477,366    26.11 - 30.73    156,078,571

  FTVIPT Franklin    September 30, 2017     7,561,642     1.75 - 40.66    128,307,129
     Small Cap        December 31, 2016     7,878,700     1.69 - 39.24    128,270,987
     Value VIP        December 31, 2015     8,783,442     1.31 - 13.07    110,998,636
     Sub-Account      December 31, 2014     9,145,054     1.42 - 14.25    126,502,556
                      December 31, 2013     9,184,423    13.56 - 14.30    128,048,983

  FTVIPT Templeton   September 30, 2017     2,017,360    15.38 - 36.30     70,006,397
     Foreign VIP      December 31, 2016     2,245,781    13.71 - 32.34     68,504,762
     Sub-Account      December 31, 2015     2,282,942    13.03 - 30.69     66,002,305
                      December 31, 2014     2,354,783    14.19 - 33.39     73,607,780
                      December 31, 2013     2,457,017    16.25 - 38.21     87,721,293

  FTVIPT Templeton   September 30, 2017    10,944,728    17.84 - 20.92    212,665,388
     Global Bond      December 31, 2016    11,303,555    17.42 - 20.30    213,840,331
     VIP Sub-Account  December 31, 2015    11,945,145    17.38 - 19.91    222,633,715
                      December 31, 2014    12,667,617    18.48 - 21.01    250,150,012
                      December 31, 2013    12,950,902    18.47 - 20.82    254,683,414

  Invesco V.I.       September 30, 2017         1,457            10.08         14,691
     American         December 31, 2016         1,514             8.25         12,495
     Franchise        December 31, 2015         1,825             8.19         14,936
     Sub-Account      December 31, 2014         1,911             7.90         15,107
                      December 31, 2013        22,147             7.39        163,713

  Invesco V.I.       September 30, 2017        17,316             7.38        127,727
     Core Equity      December 31, 2016        25,350             6.75        171,207
     Sub-Account      December 31, 2015        27,589             6.21        171,366
                      December 31, 2014        34,703             6.68        231,978
                      December 31, 2013        39,835             6.27        249,696

  Invesco V.I.       September 30, 2017    26,132,975     7.61 - 27.31    671,127,821
     Equity           December 31, 2016    27,024,285     7.16 - 25.65    654,269,917
     and Income       December 31, 2015    28,966,281     6.30 - 22.55    619,311,840
     Sub-Account      December 31, 2014    30,622,887     6.54 - 23.37    681,211,301
                      December 31, 2013    31,328,255     6.09 - 21.69    649,322,698

  Invesco V.I.       September 30, 2017            84            12.68          1,065
     Growth and       December 31, 2016            87            11.74          1,017
     Income           December 31, 2015           654             9.95          6,509
     Sub-Account      December 31, 2014           665            10.41          6,927
                      December 31, 2013    13,799,854     9.57 - 36.41    365,970,613

  Invesco V.I.       September 30, 2017     7,744,206    10.12 - 38.34    268,239,937
     International    December 31, 2016     8,293,250     8.57 - 32.43    243,849,630
     Growth           December 31, 2015     8,534,492     8.74 - 32.97    256,390,780
     Sub-Account      December 31, 2014     8,820,511     9.07 - 34.18    275,880,972
                      December 31, 2013     8,901,354     9.17 - 34.47    281,999,206

                                                        FOR THE PERIOD ENDED
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  FTVIPT Franklin    September 30, 2017       2.22        0.95 - 1.90           4.83 - 5.57
     Mutual Shares    December 31, 2016       1.98        0.95 - 1.90         10.51 - 14.96
     VIP Sub-Account  December 31, 2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                      December 31, 2014       2.00        0.95 - 1.90           5.11 - 6.11
                      December 31, 2013       2.10        0.95 - 1.90         25.85 - 27.05

  FTVIPT Franklin    September 30, 2017       0.52        0.95 - 1.80           3.22 - 3.88
     Small Cap        December 31, 2016       0.82        0.95 - 1.80         19.18 - 28.96
     Value VIP        December 31, 2015       0.63        0.95 - 1.75       (8.99) - (8.26)
     Sub-Account      December 31, 2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                      December 31, 2013       1.31        0.95 - 1.75         33.88 - 34.95

  FTVIPT Templeton   September 30, 2017       2.61        1.55 - 2.30         11.74 - 12.37
     Foreign VIP      December 31, 2016       1.95        1.55 - 2.30           4.74 - 5.53
     Sub-Account      December 31, 2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                      December 31, 2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                      December 31, 2013       2.38        1.55 - 2.30         20.18 - 21.08

  FTVIPT Templeton   September 30, 2017         --        0.95 - 1.80           2.39 - 3.04
     Global Bond      December 31, 2016         --        0.95 - 1.80           1.15 - 2.04
     VIP Sub-Account  December 31, 2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                      December 31, 2014       5.11        0.95 - 1.75           0.07 - 0.87
                      December 31, 2013       4.75        0.95 - 1.75         (0.13) - 0.67

  Invesco V.I.       September 30, 2017       0.08               1.40                 22.13
     American         December 31, 2016         --               1.40                  0.85
     Franchise        December 31, 2015         --               1.40                  3.55
     Sub-Account      December 31, 2014         --               1.40                  6.93
                      December 31, 2013       0.42               1.40                 38.19

  Invesco V.I.       September 30, 2017       0.95               1.40                  9.22
     Core Equity      December 31, 2016       0.76               1.40                  8.73
     Sub-Account      December 31, 2015       1.05               1.40                (7.08)
                      December 31, 2014       0.87               1.40                  6.64
                      December 31, 2013       1.36               1.40                 27.45

  Invesco V.I.       September 30, 2017       1.46        0.95 - 1.90           5.70 - 6.45
     Equity           December 31, 2016       1.64        0.95 - 1.90         10.31 - 13.75
     and Income       December 31, 2015       2.30        0.95 - 1.90       (4.42) - (3.51)
     Sub-Account      December 31, 2014       1.58        0.95 - 1.90           6.72 - 7.74
                      December 31, 2013       1.54        0.95 - 1.90         22.54 - 23.71

  Invesco V.I.       September 30, 2017       1.59               1.40                  8.00
     Growth and       December 31, 2016       0.58               1.40                 18.03
     Income           December 31, 2015       2.94               1.40                (4.41)
     Sub-Account      December 31, 2014         --               1.40                  8.75
                      December 31, 2013       1.31        0.95 - 1.90         31.25 - 32.50

  Invesco V.I.       September 30, 2017       1.25        0.95 - 1.80         17.48 - 18.23
     International    December 31, 2016       1.17        0.95 - 1.80       (4.75) - (1.64)
     Growth           December 31, 2015       1.28        0.95 - 1.75       (4.31) - (3.54)
     Sub-Account      December 31, 2014       1.38        0.95 - 1.75       (1.65) - (0.86)
                      December 31, 2013       1.10        0.95 - 1.75         16.66 - 17.60

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                AS OF
                                            ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                                UNITS       HIGHEST ($)      ASSETS ($)
                                            ------------  ---------------  --------------
  Ivy VIP Asset         September 30, 2017        19,228    15.34 - 17.16         318,112
     Strategy            December 31, 2016        15,823    13.72 - 15.29         233,181
     Sub-Account         December 31, 2015        20,900    14.31 - 15.87         317,700
     (Commenced          December 31, 2014         2,575    16.67 - 17.51          45,023
     11/19/2014)

  LMPVET                September 30, 2017    10,604,417    18.72 - 33.98     314,302,652
     ClearBridge         December 31, 2016    10,932,298    16.82 - 30.24     293,536,621
     Variable            December 31, 2015    11,091,987    16.99 - 30.16     300,878,534
     Aggressive          December 31, 2014    11,333,726    17.67 - 30.99     316,448,933
     Growth              December 31, 2013    11,979,001    15.00 - 25.98     280,745,200
     Sub-Account

  LMPVET                September 30, 2017     7,894,820    11.61 - 69.34     434,514,173
     ClearBridge         December 31, 2016     7,615,066    10.51 - 62.23     405,981,554
     Variable            December 31, 2015     7,746,928    41.76 - 57.24     400,323,007
     Appreciation        December 31, 2014     8,268,721    42.06 - 56.87     426,519,441
     Sub-Account         December 31, 2013     8,604,407    38.78 - 51.73     405,286,221

  LMPVET                September 30, 2017     8,636,209    16.07 - 27.16     216,960,150
     ClearBridge         December 31, 2016     8,906,934    14.51 - 24.31     200,725,348
     Variable            December 31, 2015     9,391,848    12.92 - 21.38     186,422,315
     Dividend            December 31, 2014     9,796,222    13.81 - 22.59     205,573,482
     Strategy            December 31, 2013    10,244,154    12.44 - 20.09     191,169,653
     Sub-Account

  LMPVET                September 30, 2017       103,810    28.35 - 32.16       3,132,983
     ClearBridge         December 31, 2016       121,433    23.83 - 27.67       3,173,371
     Variable            December 31, 2015       156,000    22.70 - 26.15       3,887,858
     Large Cap           December 31, 2014       200,379    21.16 - 24.18       4,631,601
     Growth              December 31, 2013       242,954    18.99 - 21.53       5,012,390
     Sub-Account

  LMPVET                September 30, 2017       258,037    24.40 - 28.55       6,992,320
     ClearBridge         December 31, 2016       342,723    22.62 - 26.31       8,591,571
     Variable            December 31, 2015       333,277    20.49 - 23.64       7,518,321
     Large Cap Value     December 31, 2014       369,225    21.58 - 24.70       8,744,177
     Sub-Account         December 31, 2013       319,601    19.77 - 22.45       6,892,954


  LMPVET                September 30, 2017     3,583,665    15.22 - 37.63     110,822,210
     ClearBridge         December 31, 2016     3,770,232    13.20 - 32.37     102,811,126
     Variable            December 31, 2015     3,817,761    21.51 - 30.88     101,595,917
     Small Cap Growth    December 31, 2014     4,105,606    23.02 - 32.61     115,942,801
     Sub-Account         December 31, 2013     4,102,827    22.63 - 31.63     112,499,020

  LMPVET                September 30, 2017     1,581,059    22.77 - 27.70      40,247,333
     QS Variable         December 31, 2016     1,657,879    21.04 - 25.43      38,835,887
     Conservative        December 31, 2015     1,731,301    19.96 - 23.89      38,239,774
     Growth              December 31, 2014     1,866,299    20.59 - 24.41      42,335,472
     Sub-Account         December 31, 2013     2,011,433    20.00 - 23.49      44,101,401



                                                          FOR THE PERIOD ENDED
                                            ------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                               INCOME          LOWEST TO        LOWEST TO
                                              RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                            -------------  ----------------  ---------------
  Ivy VIP Asset         September 30, 2017       0.42         1.10 - 1.60      11.77 - 12.19
     Strategy            December 31, 2016       0.56         1.10 - 1.60    (4.11) - (3.63)
     Sub-Account         December 31, 2015       0.36         1.10 - 1.60    (9.80) - (9.35)
     (Commenced          December 31, 2014         --         1.10 - 1.35    (2.27) - (2.24)
     11/19/2014)

  LMPVET                September 30, 2017       0.02         0.95 - 2.30      11.26 - 12.39
     ClearBridge         December 31, 2016       0.65         0.95 - 2.30      (1.10) - 4.06
     Variable            December 31, 2015       0.35         0.95 - 2.30    (3.97) - (2.66)
     Aggressive          December 31, 2014       0.17         0.95 - 2.30      17.66 - 19.26
     Growth              December 31, 2013       0.28         0.95 - 2.30      44.42 - 46.38
     Sub-Account

  LMPVET                September 30, 2017       0.01         0.95 - 2.30      10.30 - 11.42
     ClearBridge         December 31, 2016       1.32         0.95 - 2.30        4.49 - 8.73
     Variable            December 31, 2015       1.17         0.95 - 2.30      (0.71) - 0.64
     Appreciation        December 31, 2014       1.17         0.95 - 2.30        8.47 - 9.94
     Sub-Account         December 31, 2013       1.29         0.95 - 2.30      27.05 - 28.77

  LMPVET                September 30, 2017       0.13         0.95 - 2.30      10.70 - 11.73
     ClearBridge         December 31, 2016       1.44         0.95 - 2.30       6.86 - 13.69
     Variable            December 31, 2015       1.65         0.95 - 2.30    (6.48) - (5.34)
     Dividend            December 31, 2014       2.05         0.95 - 2.30      11.03 - 12.41
     Strategy            December 31, 2013       1.65         0.95 - 2.30      23.08 - 24.49
     Sub-Account

  LMPVET                September 30, 2017       0.01         1.50 - 2.15      15.68 - 16.24
     ClearBridge         December 31, 2016       0.48         1.50 - 2.30        4.95 - 5.79
     Variable            December 31, 2015       0.43         1.50 - 2.30        7.30 - 8.16
     Large Cap           December 31, 2014       0.48         1.50 - 2.30      11.40 - 12.29
     Growth              December 31, 2013       0.51         1.50 - 2.30      34.72 - 35.80
     Sub-Account

  LMPVET                September 30, 2017       0.05         1.50 - 2.30        7.85 - 8.50
     ClearBridge         December 31, 2016       1.62         1.50 - 2.30      10.43 - 11.32
     Variable            December 31, 2015       1.41         1.50 - 2.30    (5.08) - (4.31)
     Large Cap Value     December 31, 2014       1.96         1.50 - 2.30       9.17 - 10.05
     Sub-Account         December 31, 2013       1.77         1.50 - 2.30      29.36 - 30.40


  LMPVET                September 30, 2017         --         0.95 - 2.30      15.09 - 16.25
     ClearBridge         December 31, 2016         --         0.95 - 2.30        3.40 - 9.41
     Variable            December 31, 2015         --         0.95 - 2.30    (6.55) - (5.28)
     Small Cap Growth    December 31, 2014         --         0.95 - 2.30        1.71 - 3.09
     Sub-Account         December 31, 2013       0.05         0.95 - 2.30      43.71 - 45.66

  LMPVET                September 30, 2017       0.23         0.95 - 1.90        8.19 - 8.96
     QS Variable         December 31, 2016       2.42         0.95 - 1.90        5.41 - 6.42
     Conservative        December 31, 2015       1.95         0.95 - 1.90    (3.05) - (2.12)
     Growth              December 31, 2014       2.46         0.95 - 1.90        2.93 - 3.92
     Sub-Account         December 31, 2013       2.21         0.95 - 1.90      13.16 - 14.24



                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.   FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                       AS OF
                                             ---------------------------------------------------------
                                                                   UNIT VALUE
                                                                    LOWEST TO               NET
                                                   UNITS           HIGHEST ($)          ASSETS ($)
                                             ----------------  -------------------  ------------------
   LMPVET QS            September 30, 2017         3,719,841        21.20 - 25.80          88,077,270
      Variable Growth    December 31, 2016         3,963,257        19.02 - 22.99          83,823,213
      Sub-Account        December 31, 2015         4,234,141        17.87 - 21.39          83,641,315
                         December 31, 2014         4,529,329        18.63 - 22.09          92,760,220
                         December 31, 2013         4,790,185        18.14 - 21.30          95,074,284

   LMPVET QS            September 30, 2017            36,901        20.95 - 22.75             816,865
      Variable Moderate  December 31, 2016            45,938        19.03 - 20.61             921,078
      Growth             December 31, 2015            67,619        17.96 - 19.37           1,277,408
      Sub-Account        December 31, 2014            98,417        18.64 - 20.02           1,923,838
                         December 31, 2013           121,395        18.11 - 19.37           2,304,999

   LMPVIT Western       September 30, 2017         3,358,291        17.61 - 28.82          88,189,317
      Asset Variable     December 31, 2016         3,567,957        16.56 - 26.90          87,930,944
      Global High        December 31, 2015         4,003,585        18.50 - 23.49          86,641,483
      Yield Bond         December 31, 2014         4,320,147        20.11 - 25.19         100,641,688
      Sub-Account        December 31, 2013         4,386,878        20.82 - 25.72         104,740,451

   MFS VIT              September 30, 2017               581                 9.79               5,691
      Investors Trust    December 31, 2016             1,033                 8.55               8,827
      Sub-Account        December 31, 2015             1,112                 7.98               8,875
                         December 31, 2014             1,191                 8.08               9,619
                         December 31, 2013             3,517                 7.38              25,951

   MFS VIT              September 30, 2017               395                15.62               6,173
      New Discovery      December 31, 2016             3,102                13.29              41,234
      Sub-Account        December 31, 2015             3,178                12.36              39,288
                         December 31, 2014             3,178                12.78              40,607
                         December 31, 2013             3,294                13.97              46,020

   MFS VIT              September 30, 2017             1,908                10.49              20,011
      Research           December 31, 2016             2,377                 9.09              21,608
      Sub-Account        December 31, 2015             3,091                 8.48              26,211
                         December 31, 2014             3,115                 8.53              26,571
                         December 31, 2013             8,132                 7.85              63,835

   Neuberger            September 30, 2017               246                28.92               7,128
      Berman Genesis     December 31, 2016               246                26.63               6,564
      Sub-Account        December 31, 2015               317                22.76               7,222
                         December 31, 2014               393                22.93               9,013
                         December 31, 2013               474                23.21              10,991

   Oppenheimer VA       September 30, 2017               400                 6.39               2,555
      Core Bond          December 31, 2016               921                 6.21               5,719
      Sub-Account        December 31, 2015             1,226                 6.10               7,477
                         December 31, 2014             1,362                 6.13               8,346
                         December 31, 2013             1,493                 5.79               8,646

   Oppenheimer VA       September 30, 2017            24,036         9.86 - 10.05             239,773
      Global
      Multi-Alternatives
      Sub-Account
      (Commenced
      4/28/2017)

                                                               FOR THE PERIOD ENDED
                                             --------------------------------------------------------
                                              INVESTMENT(1)    EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                 INCOME            LOWEST TO           LOWEST TO
                                                RATIO (%)         HIGHEST (%)         HIGHEST (%)
                                             --------------  -------------------  -------------------
   LMPVET QS            September 30, 2017         0.13           0.95 - 1.90           11.46 - 12.26
      Variable Growth    December 31, 2016         1.45           0.95 - 1.90             6.46 - 7.47
      Sub-Account        December 31, 2015         1.33           0.95 - 1.90         (4.07) - (3.16)
                         December 31, 2014         1.77           0.95 - 1.90             2.72 - 3.70
                         December 31, 2013         1.66           0.95 - 1.90           24.12 - 25.30

   LMPVET QS            September 30, 2017         0.05           1.50 - 1.90           10.07 - 10.40
      Variable Moderate  December 31, 2016         1.85           1.50 - 1.90             5.96 - 6.39
      Growth             December 31, 2015         1.47           1.50 - 1.90         (3.64) - (3.25)
      Sub-Account        December 31, 2014         1.74           1.50 - 1.90             2.93 - 3.34
                         December 31, 2013         1.41           1.50 - 1.90           19.53 - 20.01

   LMPVIT Western       September 30, 2017           --           0.95 - 2.30             6.06 - 7.13
      Asset Variable     December 31, 2016         6.08           0.95 - 2.30            8.61 - 14.51
      Global High        December 31, 2015         5.96           0.95 - 2.30         (7.98) - (6.73)
      Yield Bond         December 31, 2014         7.11           0.95 - 2.30         (3.40) - (2.09)
      Sub-Account        December 31, 2013         6.19           0.95 - 2.30             3.85 - 5.27

   MFS VIT              September 30, 2017         0.59                  1.40                   14.55
      Investors Trust    December 31, 2016         0.86                  1.40                    7.08
      Sub-Account        December 31, 2015         0.92                  1.40                  (1.18)
                         December 31, 2014         0.61                  1.40                    9.46
                         December 31, 2013         1.10                  1.40                   30.22

   MFS VIT              September 30, 2017           --                  1.40                   17.48
      New Discovery      December 31, 2016           --                  1.40                    7.54
      Sub-Account        December 31, 2015           --                  1.40                  (3.25)
                         December 31, 2014           --                  1.40                  (8.55)
                         December 31, 2013           --                  1.40                   39.55

   MFS VIT              September 30, 2017         1.37                  1.40                   15.38
      Research           December 31, 2016         0.78                  1.40                    7.22
      Sub-Account        December 31, 2015         0.73                  1.40                  (0.60)
                         December 31, 2014         0.79                  1.40                    8.67
                         December 31, 2013         0.33                  1.40                   30.45

   Neuberger            September 30, 2017           --                  0.89                    8.59
      Berman Genesis     December 31, 2016         0.06                  0.89                   17.01
      Sub-Account        December 31, 2015         0.05                  0.89                  (0.74)
                         December 31, 2014         0.05                  0.89                  (1.19)
                         December 31, 2013         0.32                  0.89                   35.68

   Oppenheimer VA       September 30, 2017         1.96                  1.40                    2.84
      Core Bond          December 31, 2016         3.73                  1.40                    1.83
      Sub-Account        December 31, 2015         4.05                  1.40                  (0.44)
                         December 31, 2014         5.29                  1.40                    5.77
                         December 31, 2013         5.14                  1.40                  (1.49)

   Oppenheimer VA       September 30, 2017         0.90           1.10 - 1.60         (1.39) - (1.18)
      Global
      Multi-Alternatives
      Sub-Account
      (Commenced
      4/28/2017)

                   BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
          NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF
                                         --------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  -------------
  Oppenheimer VA     September 30, 2017           613             5.26          3,225
     Government       December 31, 2016           640             5.30          3,396
     Money            December 31, 2015           668             5.38          3,592
     Sub-Account      December 31, 2014           696             5.45          3,793
                      December 31, 2013           723             5.53          4,000

  Oppenheimer VA     September 30, 2017     3,419,109    21.38 - 37.09    118,455,432
     Main Street      December 31, 2016     3,684,082    19.26 - 33.36    115,192,944
     Small Cap        December 31, 2015     4,053,883    16.54 - 28.62    109,248,990
     Sub-Account      December 31, 2014     4,346,502    17.83 - 30.77    126,466,514
                      December 31, 2013     4,655,290    16.15 - 27.82    123,045,407

  Oppenheimer VA     September 30, 2017        11,203            10.09        112,989
     Main Street      December 31, 2016        11,492             8.90        102,246
     Sub-Account      December 31, 2015        12,936             8.08        104,564
                      December 31, 2014        13,372             7.93        106,085
                      December 31, 2013        14,316             7.27        104,039

  PIMCO VIT          September 30, 2017        65,485      6.87 - 6.97        453,275
     CommodityReal    December 31, 2016        64,637      7.15 - 7.22        464,850
     Return Strategy  December 31, 2015        39,333      6.34 - 6.37        250,085
     Sub-Account      December 31, 2014         1,515      8.69 - 8.70         13,170
     (Commenced
     11/19/2014)

  PIMCO VIT          September 30, 2017        82,938    10.95 - 11.13        917,922
     Emerging         December 31, 2016        62,989    10.18 - 10.29        645,743
     Markets Bond     December 31, 2015        44,282      9.16 - 9.21        406,796
     Sub-Account      December 31, 2014         1,592             9.55         15,202
     (Commenced
     11/19/2014)

  PIMCO VIT          September 30, 2017        54,300    10.19 - 10.34        557,110
     Unconstrained    December 31, 2016        56,423      9.87 - 9.98        560,051
     Bond             December 31, 2015        29,245      9.61 - 9.66        281,863
     Sub-Account      December 31, 2014           478             9.96          4,759
     (Commenced
     11/19/2014)

  Pioneer VCT        September 30, 2017     1,280,627    46.67 - 58.50     67,870,003
     Mid Cap Value    December 31, 2016     1,342,318    44.36 - 55.19     67,321,539
     Sub-Account      December 31, 2015     1,461,366    38.92 - 47.94     63,990,328
                      December 31, 2014     1,581,277    42.37 - 51.68     74,902,996
                      December 31, 2013     1,719,853    37.64 - 45.45     71,900,042

  Pioneer VCT        September 30, 2017         7,770    29.10 - 33.11        238,622
     Real Estate      December 31, 2016         8,268    28.88 - 32.67        252,027
     Shares           December 31, 2015         8,230    27.82 - 31.25        240,901
     Sub-Account      December 31, 2014         8,772    27.15 - 30.26        249,879
                      December 31, 2013        11,399    21.20 - 23.46        252,653



                                                        FOR THE PERIOD ENDED
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Oppenheimer VA     September 30, 2017       0.23               1.40                (0.81)
     Government       December 31, 2016         --               1.40                (1.38)
     Money            December 31, 2015         --               1.40                (1.38)
     Sub-Account      December 31, 2014         --               1.40                (1.38)
                      December 31, 2013       0.01               1.40                (1.38)

  Oppenheimer VA     September 30, 2017       0.65        0.95 - 1.80         10.49 - 11.19
     Main Street      December 31, 2016       0.25        0.95 - 1.80         12.92 - 16.56
     Small Cap        December 31, 2015       0.64        0.95 - 1.75       (7.72) - (6.98)
     Sub-Account      December 31, 2014       0.63        0.95 - 1.75          9.72 - 10.60
                      December 31, 2013       0.70        0.95 - 1.75         38.19 - 39.29

  Oppenheimer VA     September 30, 2017       1.26               1.40                 13.36
     Main Street      December 31, 2016       1.14               1.40                 10.07
     Sub-Account      December 31, 2015       0.92               1.40                  1.89
                      December 31, 2014       0.84               1.40                  9.16
                      December 31, 2013       1.10               1.40                 29.94

  PIMCO VIT          September 30, 2017      11.03        1.10 - 1.60       (3.95) - (3.59)
     CommodityReal    December 31, 2016       0.90        1.10 - 1.60         12.80 - 13.37
     Return Strategy  December 31, 2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     Sub-Account      December 31, 2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     (Commenced
     11/19/2014)

  PIMCO VIT          September 30, 2017       3.62        0.95 - 1.60           7.58 - 8.10
     Emerging         December 31, 2016       4.97        0.95 - 1.60         11.18 - 11.91
     Markets Bond     December 31, 2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     Sub-Account      December 31, 2014       0.32        1.10 - 1.60       (3.46) - (3.40)
     (Commenced
     11/19/2014)

  PIMCO VIT          September 30, 2017       0.98        1.10 - 1.60           3.20 - 3.59
     Unconstrained    December 31, 2016       1.42        1.10 - 1.60           2.77 - 3.28
     Bond             December 31, 2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     Sub-Account      December 31, 2014       0.04               1.35                (0.10)
     (Commenced
     11/19/2014)

  Pioneer VCT        September 30, 2017       0.62        0.95 - 1.95           5.21 - 6.00
     Mid Cap Value    December 31, 2016       0.47        0.95 - 1.95         10.51 - 15.13
     Sub-Account      December 31, 2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                      December 31, 2014       0.65        0.95 - 1.95         12.58 - 13.71
                      December 31, 2013       0.74        0.95 - 1.95         30.19 - 31.50

  Pioneer VCT        September 30, 2017       1.72        1.20 - 1.95           0.76 - 1.33
     Real Estate      December 31, 2016       3.27        1.20 - 1.95           3.78 - 4.56
     Shares           December 31, 2015       2.06        1.20 - 1.95           2.50 - 3.27
     Sub-Account      December 31, 2014       2.29        1.20 - 1.95         28.04 - 29.00
                      December 31, 2013       2.16        1.20 - 1.95         (0.42) - 0.33



                  BRIGHTHOUSE SEPARATE ACCOUNT A
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)
                            (UNAUDITED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                            AS OF
                                         -------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                             UNITS       HIGHEST ($)     ASSETS ($)
                                         -----------  ---------------  -------------
  T. Rowe Price      September 30, 2017       23,215            17.08        396,405
     Government       December 31, 2016       31,086            17.14        532,685
     Money            December 31, 2015       28,754            17.29        497,039
     Sub-Account      December 31, 2014       29,487            17.44        514,215
                      December 31, 2013       31,743            17.59        558,449

  T. Rowe Price      September 30, 2017       39,835           198.72      7,916,188
     Growth Stock     December 31, 2016       40,267           158.76      6,392,650
     Sub-Account      December 31, 2015       44,692           157.95      7,058,976
                      December 31, 2014       52,254           143.75      7,511,742
                      December 31, 2013       62,571           133.27      8,339,192

  T. Rowe Price      September 30, 2017       26,108            19.10        498,726
     International    December 31, 2016       24,670            15.53        383,175
     Stock            December 31, 2015       27,270            15.32        417,754
     Sub-Account      December 31, 2014       39,998            15.58        623,024
                      December 31, 2013       41,360            15.85        655,401

  TAP 1919 Variable  September 30, 2017        3,185    40.89 - 45.26        141,438
     Socially         December 31, 2016        3,566    37.21 - 41.07        143,946
     Responsive       December 31, 2015        5,634    35.70 - 39.24        215,832
     Balanced         December 31, 2014        6,406    37.02 - 40.53        253,840
     Sub-Account      December 31, 2013        7,932    34.52 - 37.64        292,286

  VanEck VIP         September 30, 2017       39,172    10.00 - 10.16        395,254
     Long/Short       December 31, 2016       47,143      9.70 - 9.81        460,268
     Equity Index     December 31, 2015       26,997      9.61 - 9.67        260,319
     Sub-Account      December 31, 2014        1,662    10.08 - 10.09         16,769
     (Commenced
     11/19/2014)

  VIF Global         September 30, 2017       40,696    12.72 - 14.37        544,734
     Infrastructure   December 31, 2016       41,674    11.55 - 12.97        503,939
     Sub-Account      December 31, 2015       32,371    10.20 - 11.38        345,685
     (Commenced       December 31, 2014          664    12.49 - 12.95          8,465
     11/19/2014)

                                                        FOR THE PERIOD ENDED
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  T. Rowe Price      September 30, 2017       0.30               0.89                (0.35)
     Government       December 31, 2016       0.02               0.89                (0.87)
     Money            December 31, 2015       0.01               0.89                (0.88)
     Sub-Account      December 31, 2014       0.01               0.89                (0.88)
                      December 31, 2013       0.01               0.89                (0.87)

  T. Rowe Price      September 30, 2017         --               0.89                 25.17
     Growth Stock     December 31, 2016       0.07               0.89                  0.51
     Sub-Account      December 31, 2015         --               0.89                  9.87
                      December 31, 2014         --               0.89                  7.86
                      December 31, 2013       0.04               0.89                 37.97

  T. Rowe Price      September 30, 2017         --               0.89                 22.99
     International    December 31, 2016       1.14               0.89                  1.39
     Stock            December 31, 2015       0.80               0.89                (1.65)
     Sub-Account      December 31, 2014       1.13               0.89                (1.70)
                      December 31, 2013       0.97               0.89                 13.26

  TAP 1919 Variable  September 30, 2017         --        1.50 - 1.90          9.88 - 10.21
     Socially         December 31, 2016       0.88        1.50 - 1.90           4.24 - 4.65
     Responsive       December 31, 2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Balanced         December 31, 2014       0.87        1.50 - 1.90           7.25 - 7.68
     Sub-Account      December 31, 2013       0.83        1.50 - 1.90         16.47 - 16.94

  VanEck VIP         September 30, 2017         --        1.10 - 1.60           3.13 - 3.51
     Long/Short       December 31, 2016       0.14        1.10 - 1.60           0.99 - 1.50
     Equity Index     December 31, 2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     Sub-Account      December 31, 2014         --        1.10 - 1.35           0.67 - 0.70
     (Commenced
     11/19/2014)

  VIF Global         September 30, 2017       2.19        0.90 - 1.60         10.21 - 10.79
     Infrastructure   December 31, 2016       2.10        0.90 - 1.60         13.14 - 13.94
     Sub-Account      December 31, 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     (Commenced       December 31, 2014         --        1.10 - 1.35           0.27 - 0.30
     11/19/2014)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife Investors USA Separate Account A and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                                                                                   AMERICAN FUNDS
                                                     ALGER            AMERICAN FUNDS         AMERICAN FUNDS         GLOBAL SMALL
                                               SMALL CAP GROWTH            BOND               GLOBAL GROWTH        CAPITALIZATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   -------------------    -------------------
ASSETS:
   Investments at fair value...............  $         46,089,499   $       132,721,144   $       277,038,719    $       106,488,755
   Due from MetLife Insurance
     Company USA...........................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------    -------------------
       Total Assets........................            46,089,499           132,721,144           277,038,719            106,488,755
                                             --------------------   -------------------   -------------------    -------------------
LIABILITIES:
   Accrued fees............................                    --                    73                   123                    176
   Due to MetLife Insurance
     Company USA...........................                    --                     1                     2                      1
                                             --------------------   -------------------   -------------------    -------------------
       Total Liabilities...................                    --                    74                   125                    177
                                             --------------------   -------------------   -------------------    -------------------

NET ASSETS.................................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $         46,089,499   $       132,712,550   $       276,980,586    $       106,484,505
   Net assets from contracts in payout.....                    --                 8,520                58,008                  4,073
                                             --------------------   -------------------   -------------------    -------------------
       Total Net Assets....................  $         46,089,499   $       132,721,070   $       277,038,594    $       106,488,578
                                             ====================   ===================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                            AMERICAN FUNDS        AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                GROWTH             GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       724,894,410  $        363,982,523  $         2,582,140  $         11,250,311
   Due from MetLife Insurance
     Company USA........................                   --                     1                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................          724,894,410           363,982,524            2,582,140            11,250,311
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   97                   135                  101                    --
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                   97                   135                  101                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       724,847,909  $        363,931,294  $         2,582,039  $         11,250,311
   Net assets from contracts in payout..               46,404                51,095                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $       724,894,313  $        363,982,389  $         2,582,039  $         11,250,311
                                          ===================  ====================  ===================  ====================


                                            FEDERATED HIGH           FEDERATED          FIDELITY VIP          FIDELITY VIP
                                              INCOME BOND             KAUFMAN           ASSET MANAGER          CONTRAFUND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $            27,578  $             47,595  $        70,694,337  $        573,685,540
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Assets....................               27,578                47,595           70,694,337           573,685,540
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    3                     6                    5                   101
   Due to MetLife Insurance
     Company USA........................                    1                    --                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                    4                     6                    5                   101
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            27,574  $             47,589  $        70,694,332  $        573,685,103
   Net assets from contracts in payout..                   --                    --                   --                   336
                                          -------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $            27,574  $             47,589  $        70,694,332  $        573,685,439
                                          ===================  ====================  ===================  ====================


                                              FIDELITY VIP        FIDELITY VIP
                                              EQUITY-INCOME     FUNDSMANAGER 50%
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,741,279  $     4,491,693,364
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            4,741,279        4,491,693,364
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                   --
   Due to MetLife Insurance
     Company USA........................                   --                    7
                                          -------------------  -------------------
        Total Liabilities...............                   --                    7
                                          -------------------  -------------------

NET ASSETS..............................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,741,279  $     4,491,693,357
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $         4,741,279  $     4,491,693,357
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FIDELITY VIP
                                              FIDELITY VIP          GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                            FUNDSMANAGER 60%       MONEY MARKET             GROWTH               INDEX 500
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,173,600,538  $         18,955,238  $        144,530,570  $        61,915,734
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................        3,173,600,538            18,955,238           144,530,570           61,915,734
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   --                    14                     7                    7
   Due to MetLife Insurance
     Company USA........................                    7                     3                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    7                    17                     7                    8
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $     3,173,600,531  $         18,955,221  $        144,530,563  $        61,915,726
                                          ===================  ====================  ====================  ===================



                                              FIDELITY VIP         FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 MID CAP             OVERSEAS             INCOME VIP         MUTUAL SHARES VIP
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        409,695,258  $         3,832,068  $        260,175,225  $       134,905,148
   Due from MetLife Insurance
     Company USA........................                     2                   --                     1                    1
                                          --------------------  -------------------  --------------------  -------------------
        Total Assets....................           409,695,260            3,832,068           260,175,226          134,905,149
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    68                   --                    90                   57
   Due to MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    68                   --                    90                   57
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        409,685,344  $         3,832,068  $        260,143,065  $       134,896,309
   Net assets from contracts in payout..                 9,848                   --                32,071                8,783
                                          --------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        409,695,192  $         3,832,068  $        260,175,136  $       134,905,092
                                          ====================  ===================  ====================  ===================



                                             FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                           SMALL CAP VALUE VIP       FOREIGN VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,271,026   $         68,504,833
   Due from MetLife Insurance
     Company USA........................                   --                     --
                                          --------------------  --------------------
        Total Assets....................          128,271,026             68,504,833
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   38                     71
   Due to MetLife Insurance
     Company USA........................                    1                     --
                                          --------------------  --------------------
        Total Liabilities...............                   39                     71
                                          --------------------  --------------------

NET ASSETS..............................  $       128,270,987   $         68,504,762
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,270,713   $         68,486,288
   Net assets from contracts in payout..                  274                 18,474
                                          --------------------  --------------------
        Total Net Assets................  $       128,270,987   $         68,504,762
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        213,840,371  $             12,502  $            171,213  $        654,269,953
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           213,840,371                12,502               171,214           654,269,953
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    40                     7                     7                    35
   Due to MetLife Insurance
     Company USA........................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    40                     7                     7                    36
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        213,826,782  $             12,495  $            171,207  $        654,240,577
   Net assets from contracts in payout..                13,549                    --                    --                29,340
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        213,840,331  $             12,495  $            171,207  $        654,269,917
                                          ====================  ====================  ====================  ====================


                                                                                                                    LMPVET
                                              INVESCO V.I.          INVESCO V.I.             IVY VIP         CLEARBRIDGE VARIABLE
                                            GROWTH AND INCOME   INTERNATIONAL GROWTH     ASSET STRATEGY        AGGRESSIVE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              1,017  $        243,849,679   $            233,211  $        293,536,804
   Due from MetLife Insurance
     Company USA........................                     1                    --                     --                     4
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................                 1,018           243,849,679                233,211           293,536,808
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                    48                     30                   187
   Due to MetLife Insurance
     Company USA........................                    --                     1                     --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     1                    49                     30                   187
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              1,017  $        243,842,509   $            233,181  $        293,522,396
   Net assets from contracts in payout..                    --                 7,121                     --                14,225
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $              1,017  $        243,849,630   $            233,181  $        293,536,621
                                          ====================  =====================  ====================  ====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        405,981,620  $        200,725,444
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           405,981,620           200,725,444
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    63                    95
   Due to MetLife Insurance
     Company USA........................                     3                     1
                                          --------------------  --------------------
        Total Liabilities...............                    66                    96
                                          --------------------  --------------------

NET ASSETS..............................  $        405,981,554  $        200,725,348
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        405,975,125  $        200,710,905
   Net assets from contracts in payout..                 6,429                14,443
                                          --------------------  --------------------
        Total Net Assets................  $        405,981,554  $        200,725,348
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                   LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                              LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............   $         3,173,437   $         8,591,643   $       102,811,217  $        12,975,801
   Due from MetLife Insurance
     Company USA..........................                    --                    --                     2                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Assets.......................             3,173,437             8,591,643           102,811,219           12,975,801
                                            --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    66                    72                    93                   30
   Due to MetLife Insurance
     Company USA..........................                    --                    --                    --                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Liabilities..................                    66                    72                    93                   30
                                            --------------------  --------------------  --------------------  -------------------

NET ASSETS................................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         3,166,941   $         8,591,571   $       102,808,645  $        12,975,771
   Net assets from contracts in payout....                 6,430                    --                 2,481                   --
                                            --------------------  --------------------  --------------------  -------------------
       Total Net Assets...................   $         3,173,371   $         8,591,571   $       102,811,126  $        12,975,771
                                            ====================  ====================  ====================  ===================

                                                 LMPVET QS                                 LMPVET QS          LMPVIT WESTERN
                                                 VARIABLE             LMPVET QS            VARIABLE        ASSET VARIABLE GLOBAL
                                            CONSERVATIVE GROWTH    VARIABLE GROWTH      MODERATE GROWTH       HIGH YIELD BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $        38,835,930  $        83,823,272  $           921,089  $        87,931,069
   Due from MetLife Insurance
     Company USA..........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................           38,835,930           83,823,273              921,089           87,931,069
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   43                   60                   10                  123
   Due to MetLife Insurance
     Company USA..........................                   --                   --                    1                    2
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   43                   60                   11                  125
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        38,835,887  $        83,732,124  $           921,078  $        87,919,451
   Net assets from contracts in payout....                   --               91,089                   --               11,493
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $        38,835,887  $        83,823,213  $           921,078  $        87,930,944
                                            ===================  ===================  ===================  =====================


                                                   MFS VIT              MFS VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             8,836  $            41,234
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                8,836               41,234
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    8                   --
   Due to MetLife Insurance
     Company USA..........................                    1                   --
                                            -------------------  -------------------
       Total Liabilities..................                    9                   --
                                            -------------------  -------------------

NET ASSETS................................  $             8,827  $            41,234
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             8,827  $            41,234
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             8,827  $            41,234
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                             MIST
                                                                                        ALLIANZ GLOBAL        MIST AMERICAN
                                                                  MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                            MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             21,617  $     3,143,878,521  $         82,224,276  $     3,152,568,112
   Due from MetLife Insurance
     Company USA........................                    --                   --                     8                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                21,617        3,143,878,521            82,224,284        3,152,568,112
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     9                  167                   146                  139
   Due to MetLife Insurance
     Company USA........................                    --                    1                    --                    1
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     9                  168                   146                  140
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             21,608  $     3,143,759,653  $         82,224,138  $     3,152,270,825
   Net assets from contracts in payout..                    --              118,700                    --              297,147
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             21,608  $     3,143,878,353  $         82,224,138  $     3,152,567,972
                                          ====================  ===================  ====================  ===================



                                             MIST AMERICAN                              MIST AMERICAN           MIST AQR
                                             FUNDS GROWTH          MIST AMERICAN       FUNDS MODERATE          GLOBAL RISK
                                              ALLOCATION           FUNDS GROWTH          ALLOCATION             BALANCED
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     1,744,990,942  $        654,182,554  $     1,590,453,893  $     2,395,534,315
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        1,744,990,942           654,182,554        1,590,453,893        2,395,534,315
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  112                   114                  136                  115
   Due to MetLife Insurance
     Company USA........................                    1                    --                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  113                   114                  137                  116
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     1,744,519,191  $        654,168,472  $     1,589,532,371  $     2,395,150,516
   Net assets from contracts in payout..              471,638                13,968              921,385              383,683
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     1,744,990,829  $        654,182,440  $     1,590,453,756  $     2,395,534,199
                                          ===================  ====================  ===================  ===================



                                            MIST BLACKROCK
                                            GLOBAL TACTICAL       MIST BLACKROCK
                                              STRATEGIES            HIGH YIELD
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $     4,999,248,857  $       231,879,613
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................        4,999,248,857          231,879,613
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  156                  206
   Due to MetLife Insurance
     Company USA........................                    3                    2
                                          -------------------  -------------------
       Total Liabilities................                  159                  208
                                          -------------------  -------------------

NET ASSETS..............................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     4,999,064,588  $       231,840,541
   Net assets from contracts in payout..              184,110               38,864
                                          -------------------  -------------------
       Total Net Assets.................  $     4,999,248,698  $       231,879,405
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                           MIST                 MIST
                                              MIST CLARION       MIST CLEARBRIDGE      GOLDMAN SACHS       HARRIS OAKMARK
                                           GLOBAL REAL ESTATE    AGGRESSIVE GROWTH     MID CAP VALUE        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       263,186,843  $       461,921,224  $       136,116,600  $       576,095,647
   Due from MetLife Insurance
     Company USA........................                   --                    3                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          263,186,843          461,921,227          136,116,600          576,095,647
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  241                  217                  118                  204
   Due to MetLife Insurance
     Company USA........................                    5                   --                   --                    2
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                  246                  217                  118                  206
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       263,120,853  $       461,818,083  $       136,074,866  $       575,928,749
   Net assets from contracts in payout..               65,744              102,927               41,616              166,692
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       263,186,597  $       461,921,010  $       136,116,482  $       576,095,441
                                          ===================  ===================  ===================  ===================


                                             MIST INVESCO
                                             BALANCED-RISK        MIST INVESCO          MIST INVESCO         MIST INVESCO
                                              ALLOCATION            COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       940,598,361  $       742,413,539  $       268,931,642  $        296,393,495
   Due from MetLife Insurance
     Company USA........................                   --                    1                   --                     1
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          940,598,361          742,413,540          268,931,642           296,393,496
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  199                  165                  177                   258
   Due to MetLife Insurance
     Company USA........................                    1                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                  200                  165                  177                   258
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       940,569,896  $       742,267,690  $       268,880,547  $        296,312,950
   Net assets from contracts in payout..               28,265              145,685               50,918                80,288
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       940,598,161  $       742,413,375  $       268,931,465  $        296,393,238
                                          ===================  ===================  ===================  ====================


                                                                   MIST JPMORGAN
                                             MIST JPMORGAN         GLOBAL ACTIVE
                                               CORE BOND            ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       339,144,946  $     1,042,207,167
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          339,144,946        1,042,207,167
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  116                  154
   Due to MetLife Insurance
     Company USA........................                    2                    2
                                          -------------------  -------------------
       Total Liabilities................                  118                  156
                                          -------------------  -------------------

NET ASSETS..............................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       339,138,571  $     1,042,198,117
   Net assets from contracts in payout..                6,257                8,894
                                          -------------------  -------------------
       Total Net Assets.................  $       339,144,828  $     1,042,207,011
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                       MIST MET/ABERDEEN          MIST
                                              MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                             SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         26,376,861  $       148,612,546  $        370,235,848  $           233,724
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................            26,376,861          148,612,546           370,235,848              233,724
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   229                  128                   182                   34
   Due to MetLife Insurance
     Company USA........................                    --                    1                     5                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   229                  129                   187                   34
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         26,367,236  $       148,612,417  $        370,166,494  $           233,690
   Net assets from contracts in payout..                 9,396                   --                69,167                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         26,376,632  $       148,612,417  $        370,235,661  $           233,690
                                          ====================  ===================  ====================  ===================


                                                 MIST            MIST MET/FRANKLIN
                                            MET/EATON VANCE        LOW DURATION      MIST MET/TEMPLETON    MIST MET/WELLINGTON
                                             FLOATING RATE         TOTAL RETURN      INTERNATIONAL BOND    LARGE CAP RESEARCH
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        64,827,854  $       144,974,984   $        39,493,721  $        15,301,575
   Due from MetLife Insurance
     Company USA........................                   --                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           64,827,854          144,974,984            39,493,722           15,301,575
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  177                  147                   102                  151
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                  148                   102                  152
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,810,084  $       144,959,506   $        39,493,620  $        15,301,423
   Net assets from contracts in payout..               17,591               15,330                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        64,827,675  $       144,974,836   $        39,493,620  $        15,301,423
                                          ===================  ===================  ====================  ====================



                                              MIST METLIFE          MIST METLIFE
                                          ASSET ALLOCATION 100      BALANCED PLUS
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        557,781,087  $     6,925,324,585
   Due from MetLife Insurance
     Company USA........................                     1                   --
                                          --------------------  -------------------
       Total Assets.....................           557,781,088        6,925,324,585
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  100
   Due to MetLife Insurance
     Company USA........................                    --                    2
                                          --------------------  -------------------
       Total Liabilities................                    90                  102
                                          --------------------  -------------------

NET ASSETS..............................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        557,300,339  $     6,925,058,932
   Net assets from contracts in payout..               480,659              265,551
                                          --------------------  -------------------
       Total Net Assets.................  $        557,780,998  $     6,925,324,483
                                          ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MIST METLIFE                                MIST                MIST
                                                MULTI-INDEX        MIST METLIFE        MFS RESEARCH       MORGAN STANLEY
                                               TARGETED RISK      SMALL CAP VALUE      INTERNATIONAL      MID CAP GROWTH
                                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                            ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments at fair value..............  $      847,575,178  $      266,605,657  $      247,880,088  $      201,153,320
   Due from MetLife Insurance
     Company USA..........................                  --                  --                  --                   2
                                            ------------------  ------------------  ------------------  ------------------
       Total Assets.......................         847,575,178         266,605,657         247,880,088         201,153,322
                                            ------------------  ------------------  ------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 145                 151                 186                 204
   Due to MetLife Insurance
     Company USA..........................                  12                  --                   2                  --
                                            ------------------  ------------------  ------------------  ------------------
       Total Liabilities..................                 157                 151                 188                 204
                                            ------------------  ------------------  ------------------  ------------------

NET ASSETS................................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      847,571,780  $      266,421,941  $      247,767,998  $      201,116,036
   Net assets from contracts in payout....               3,241             183,565             111,902              37,082
                                            ------------------  ------------------  ------------------  ------------------
       Total Net Assets...................  $      847,575,021  $      266,605,506  $      247,879,900  $      201,153,118
                                            ==================  ==================  ==================  ==================


                                                                        MIST                 MIST
                                             MIST OPPENHEIMER      PANAGORA GLOBAL      PIMCO INFLATION            MIST
                                               GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND      PIMCO TOTAL RETURN
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,761,404  $       102,758,068  $       622,764,886  $     1,446,213,361
   Due from MetLife Insurance
     Company USA..........................                    4                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           59,761,408          102,758,068          622,764,886        1,446,213,361
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  162                  174                  184                  144
   Due to MetLife Insurance
     Company USA..........................                   --                    3                    2                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  162                  177                  186                  145
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,761,246  $       102,734,833  $       622,602,529  $     1,445,876,901
   Net assets from contracts in payout....                   --               23,058              162,171              336,315
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        59,761,246  $       102,757,891  $       622,764,700  $     1,446,213,216
                                            ===================  ===================  ===================  ===================



                                                MIST PYRAMIS         MIST PYRAMIS
                                             GOVERNMENT  INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       648,756,137  $       415,940,452
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          648,756,137          415,940,452
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  189                  113
   Due to MetLife Insurance
     Company USA..........................                    2                    1
                                            -------------------  -------------------
       Total Liabilities..................                  191                  114
                                            -------------------  -------------------

NET ASSETS................................  $       648,755,946  $       415,940,338
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       648,703,575  $       415,940,338
   Net assets from contracts in payout....               52,371                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       648,755,946  $       415,940,338
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             MIST SCHRODERS      MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                           GLOBAL MULTI-ASSET     AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       577,424,982  $     1,290,390,369  $        454,752,075  $       747,778,983
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   41
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          577,424,982        1,290,390,369           454,752,075          747,779,024
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  159                  144                    67                  234
   Due to MetLife Insurance
     Company USA........................                    2                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  161                  145                    67                  234
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       577,368,770  $     1,290,050,799  $        454,359,160  $       747,410,048
   Net assets from contracts in payout..               56,051              339,425               392,848              368,742
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       577,424,821  $     1,290,390,224  $        454,752,008  $       747,778,790
                                          ===================  ===================  ====================  ===================


                                          MIST T. ROWE PRICE        MIST TCW        MSF BAILLIE GIFFORD      MSF BARCLAYS
                                            MID CAP GROWTH      CORE FIXED INCOME   INTERNATIONAL STOCK  AGGREGATE BOND INDEX
                                              SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       462,784,038  $           292,789  $       221,819,889  $       308,499,181
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          462,784,038              292,789          221,819,889          308,499,181
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   69                   51                  141                  203
   Due to MetLife Insurance
     Company USA........................                    1                   --                    4                    3
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   70                   51                  145                  206
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       462,673,127  $           292,738  $       221,809,173  $       308,469,959
   Net assets from contracts in payout..              110,841                   --               10,571               29,016
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       462,783,968  $           292,738  $       221,819,744  $       308,498,975
                                          ===================  ===================  ===================  ====================


                                              MSF BLACKROCK         MSF BLACKROCK
                                               BOND INCOME      CAPITAL APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         74,475,534   $        14,099,196
   Due from MetLife Insurance
     Company USA........................                    --                     2
                                          --------------------  --------------------
       Total Assets.....................            74,475,534            14,099,198
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   203                   216
   Due to MetLife Insurance
     Company USA........................                     1                    --
                                          --------------------  --------------------
       Total Liabilities................                   204                   216
                                          --------------------  --------------------

NET ASSETS..............................  $         74,475,330   $        14,098,982
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         74,425,136   $        14,098,982
   Net assets from contracts in payout..                50,194                    --
                                          --------------------  --------------------
       Total Net Assets.................  $         74,475,330   $        14,098,982
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   MSF BLACKROCK
                                              MSF BLACKROCK         ULTRA-SHORT         MSF FRONTIER               MSF
                                             LARGE CAP VALUE         TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,024,851  $        343,711,548  $        66,475,244  $       447,002,701
   Due from MetLife Insurance
     Company USA........................                    2                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            5,024,853           343,711,548           66,475,244          447,002,701
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   35                   321                   85                  146
   Due to MetLife Insurance
     Company USA........................                   --                     1                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   35                   322                   85                  146
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,024,818  $        343,615,553  $        66,444,875  $       446,649,164
   Net assets from contracts in payout..                   --                95,673               30,284              353,391
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         5,024,818  $        343,711,226  $        66,475,159  $       447,002,555
                                          ===================  ====================  ===================  ===================


                                                                                                          MSF MET/DIMENSIONAL
                                           MSF LOOMIS SAYLES     MSF LOOMIS SAYLES     MSF MET/ARTISAN    INTERNATIONAL SMALL
                                            SMALL CAP CORE       SMALL CAP GROWTH       MID CAP VALUE           COMPANY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,400,813  $           292,677  $        217,144,144  $        57,870,072
   Due from MetLife Insurance
     Company USA........................                    1                   --                     1                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Assets.....................           14,400,814              292,677           217,144,145           57,870,072
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  179                   54                    83                  137
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  --------------------
       Total Liabilities................                  179                   54                    83                  138
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,400,635  $           292,623  $        216,961,267  $        57,869,934
   Net assets from contracts in payout..                   --                   --               182,795                   --
                                          -------------------  -------------------  --------------------  --------------------
       Total Net Assets.................  $        14,400,635  $           292,623  $        217,144,062  $        57,869,934
                                          ===================  ===================  ====================  ====================


                                           MSF MET/WELLINGTON
                                               CORE EQUITY          MSF METLIFE
                                              OPPORTUNITIES     ASSET ALLOCATION 20
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       787,904,084  $        101,585,701
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          787,904,084           101,585,701
                                          -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  367                   100
   Due to MetLife Insurance
     Company USA........................                   --                     1
                                          -------------------  --------------------
       Total Liabilities................                  367                   101
                                          -------------------  --------------------

NET ASSETS..............................  $       787,903,717  $        101,585,600
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       787,600,524  $        101,585,600
   Net assets from contracts in payout..              303,193                    --
                                          -------------------  --------------------
       Total Net Assets.................  $       787,903,717  $        101,585,600
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                               MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                           ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $     3,966,089,387   $      6,424,608,808  $     5,638,281,108  $       151,623,770
   Due from MetLife Insurance
     Company USA........................                   --                     --                   10                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Assets.....................        3,966,089,387          6,424,608,808        5,638,281,118          151,623,770
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  103                    106                   66                  158
   Due to MetLife Insurance
     Company USA........................                    1                     --                   --                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  104                    106                   66                  158
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,963,168,880   $      6,421,678,260  $     5,636,135,110  $       151,623,612
   Net assets from contracts in payout..            2,920,403              2,930,442            2,145,942                   --
                                          --------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $     3,966,089,283   $      6,424,608,702  $     5,638,281,052  $       151,623,612
                                          ====================  ====================  ===================  ====================


                                               MSF METLIFE            MSF MFS                                   MSF MSCI
                                               STOCK INDEX         TOTAL RETURN         MSF MFS VALUE          EAFE INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        594,987,004  $        41,309,229  $       284,625,481  $       104,406,822
   Due from MetLife Insurance
     Company USA........................                     1                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           594,987,005           41,309,229          284,625,481          104,406,822
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    90                  204                  227                  151
   Due to MetLife Insurance
     Company USA........................                    --                   --                    6                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    90                  204                  233                  153
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        594,875,254  $        41,305,838  $       284,562,792  $       104,406,669
   Net assets from contracts in payout..               111,661                3,187               62,456                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        594,986,915  $        41,309,025  $       284,625,248  $       104,406,669
                                          ====================  ===================  ===================  ===================


                                             MSF NEUBERGER              MSF
                                            BERMAN GENESIS      RUSSELL 2000 INDEX
                                              SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       133,113,670  $       143,701,639
   Due from MetLife Insurance
     Company USA........................                    1                    1
                                          -------------------  -------------------
       Total Assets.....................          133,113,671          143,701,640
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  133                  117
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                  133                  117
                                          -------------------  -------------------

NET ASSETS..............................  $       133,113,538  $       143,701,523
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       133,083,848  $       143,701,523
   Net assets from contracts in payout..               29,690                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       133,113,538  $       143,701,523
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                         MSF VAN ECK        MSF WESTERN ASSET
                                            MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                            LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       203,478,745  $         12,987,984  $        88,041,313  $     1,050,068,835
   Due from MetLife Insurance
     Company USA........................                    8                     1                    1                   15
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................          203,478,753            12,987,985           88,041,314        1,050,068,850
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  166                    93                   65                  352
   Due to MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                  166                    93                   65                  352
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       203,449,228  $         12,987,892  $        88,041,249  $     1,049,776,857
   Net assets from contracts in payout..               29,359                    --                   --              291,641
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $       203,478,587  $         12,987,892  $        88,041,249  $     1,050,068,498
                                          ===================  ====================  ===================  ====================


                                           MSF WESTERN ASSET
                                              MANAGEMENT             NEUBERGER         OPPENHEIMER VA       OPPENHEIMER VA
                                            U.S. GOVERNMENT       BERMAN GENESIS          CORE BOND        GOVERNMENT MONEY
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       250,345,434  $             6,569  $              5,722  $             3,398
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          250,345,434                6,569                 5,722                3,398
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  248                    5                     3                    2
   Due to MetLife Insurance
     Company USA........................                    3                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                  251                    5                     3                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       250,280,337  $             6,564  $              5,719  $             3,396
   Net assets from contracts in payout..               64,846                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       250,345,183  $             6,564  $              5,719  $             3,396
                                          ===================  ===================  ====================  ===================


                                             OPPENHEIMER VA
                                               MAIN STREET        OPPENHEIMER VA
                                                SMALL CAP           MAIN STREET
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       115,192,973  $           102,246
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          115,192,973              102,246
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   29                   --
   Due to MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   29                   --
                                          -------------------  -------------------

NET ASSETS..............................  $       115,192,944  $           102,246
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,192,944  $           102,246
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       115,192,944  $           102,246
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                PIMCO VIT             PIMCO VIT
                                           COMMODITYREALRETURN    EMERGING MARKETS          PIMCO VIT           PIONEER VCT
                                                STRATEGY                BOND           UNCONSTRAINED BOND      MID CAP VALUE
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           464,890   $            645,778  $            560,086  $        67,321,630
   Due from MetLife Insurance
     Company USA........................                   --                     --                    --                    2
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................              464,890                645,778               560,086           67,321,632
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   40                     35                    34                   93
   Due to MetLife Insurance
     Company USA........................                   --                     --                     1                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   40                     35                    35                   93
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           464,850   $            645,743  $            560,051  $        67,321,539
   Net assets from contracts in payout..                   --                     --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $           464,850   $            645,743  $            560,051  $        67,321,539
                                          ====================  ====================  ====================  ===================


                                              PIONEER VCT          T. ROWE PRICE         T. ROWE PRICE         T. ROWE PRICE
                                          REAL ESTATE SHARES     GOVERNMENT MONEY        GROWTH STOCK       INTERNATIONAL STOCK
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $           252,092  $            532,685  $          6,392,651  $           383,184
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................              252,092               532,685             6,392,651              383,184
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   63                    --                    --                    9
   Due to MetLife Insurance
     Company USA........................                    2                    --                     1                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   65                    --                     1                    9
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           252,027  $            532,685  $          6,392,650  $           383,175
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $           252,027  $            532,685  $          6,392,650  $           383,175
                                          ===================  ====================  ====================  ====================

                                            TAP 1919 VARIABLE
                                           SOCIALLY RESPONSIVE       UIF GLOBAL
                                                BALANCED           INFRASTRUCTURE
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $            143,977  $           504,004
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Assets....................               143,977              504,004
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    31                   65
   Due to MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    31                   65
                                          --------------------  -------------------

NET ASSETS..............................  $            143,946  $           503,939
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            140,770  $           503,939
   Net assets from contracts in payout..                 3,176                   --
                                          --------------------  -------------------
        Total Net Assets................  $            143,946  $           503,939
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                                                                                                     VANECK VIP
                                                                                                                     LONG/SHORT
                                                                                                                    EQUITY INDEX
                                                                                                                     SUB-ACCOUNT
                                                                                                                --------------------
ASSETS:
   Investments at fair value.................................................................................   $            460,292
   Due from MetLife Insurance
     Company USA.............................................................................................                      1
                                                                                                                --------------------
        Total Assets.........................................................................................                460,293
                                                                                                                --------------------
LIABILITIES:
   Accrued fees..............................................................................................                     25
   Due to MetLife Insurance
     Company USA.............................................................................................                     --
                                                                                                                --------------------
        Total Liabilities....................................................................................                     25
                                                                                                                --------------------

NET ASSETS...................................................................................................   $            460,268
                                                                                                                ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units........................................................................   $            460,268
   Net assets from contracts in payout.......................................................................                     --
                                                                                                                --------------------
        Total Net Assets.....................................................................................   $            460,268
                                                                                                                ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                AMERICAN FUNDS
                                                     ALGER           AMERICAN FUNDS        AMERICAN FUNDS        GLOBAL SMALL
                                               SMALL CAP GROWTH           BOND              GLOBAL GROWTH       CAPITALIZATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         2,362,918  $         2,553,358  $            262,845
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               594,785            1,580,647            3,355,854             1,220,788
      Administrative charges...............                    --              360,070              703,209               231,933
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               594,785            1,940,717            4,059,063             1,452,721
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (594,785)              422,201          (1,505,705)           (1,189,876)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,358,504              501,718           23,983,060            20,135,180
      Realized gains (losses) on sale of
        investments........................           (1,762,600)              272,828            1,989,612               214,264
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             4,595,904              774,546           25,972,672            20,349,444
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,062,118)            1,209,210         (27,161,768)          (18,427,737)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,533,786            1,983,756          (1,189,096)             1,921,707
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,939,001  $         2,405,957  $       (2,694,801)  $            731,831
                                             ====================  ===================  ===================  ====================



                                                AMERICAN FUNDS       AMERICAN FUNDS       BLACKROCK GLOBAL     DEUTSCHE I CROCI
                                                    GROWTH            GROWTH-INCOME        ALLOCATION V.I.       INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          5,452,879  $         5,169,546  $             31,700  $         1,204,759
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,624,417            4,363,417                22,384              152,749
      Administrative charges...............             1,717,015              802,587                 4,635                   --
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................            10,341,432            5,166,004                27,019              152,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (4,888,553)                3,542                 4,681            1,052,010
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            64,569,797           38,951,558                    --                   --
      Realized gains (losses) on sale of
        investments........................            11,851,170            4,275,096               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            76,420,967           43,226,654               (6,529)            (793,511)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (17,514,843)          (9,886,897)                64,672            (391,004)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            58,906,124           33,339,757                58,143          (1,184,515)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         54,017,571  $        33,343,299  $             62,824  $         (132,505)
                                             ====================  ===================  ====================  ===================



                                                FEDERATED HIGH          FEDERATED
                                                  INCOME BOND            KAUFMAN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,635  $                 --
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  370                   640
      Administrative charges...............                   --                    --
                                             -------------------  --------------------
        Total expenses.....................                  370                   640
                                             -------------------  --------------------
           Net investment income (loss)....                1,265                 (640)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 3,201
      Realized gains (losses) on sale of
        investments........................                 (65)                   199
                                             -------------------  --------------------
           Net realized gains (losses).....                 (65)                 3,400
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                2,081               (1,780)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,016                 1,620
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             3,281  $                980
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                  FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                  ASSET MANAGER          CONTRAFUND           EQUITY-INCOME       FUNDSMANAGER 50%
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,049,636  $          4,144,324  $            101,998  $         55,981,452
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               979,246             6,725,287                66,173            89,219,632
      Administrative charges................                    --               866,577                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               979,246             7,591,864                66,173            89,219,632
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                70,390           (3,447,540)                35,825          (33,238,180)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             3,154,767            45,281,039               314,347            61,561,775
      Realized gains (losses) on sale of
        investments.........................             (121,692)            11,253,026              (91,104)             5,863,112
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             3,033,075            56,534,065               223,243            67,424,887
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,946,628)          (18,019,471)               452,684            70,790,241
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,086,447            38,514,594               675,927           138,215,128
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,156,837  $         35,067,054  $            711,752  $        104,976,948
                                              ====================  ====================  ====================  ====================


                                                                       FIDELITY VIP
                                                 FIDELITY VIP           GOVERNMENT           FIDELITY VIP          FIDELITY VIP
                                               FUNDSMANAGER 60%        MONEY MARKET             GROWTH               INDEX 500
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        39,756,961  $             49,197  $             56,169  $            871,491
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           68,870,585               432,259             1,994,466               817,329
      Administrative charges................                   --                    --                    --                    --
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           68,870,585               432,259             1,994,466               817,329
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....         (29,113,624)             (383,062)           (1,938,297)                54,162
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........          122,600,072                    --            14,663,210                64,387
      Realized gains (losses) on sale of
        investments.........................           65,729,431                    --             5,374,219             2,701,386
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          188,329,503                    --            20,037,429             2,765,773
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (63,123,246)                    --          (19,372,389)             3,139,146
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          125,206,257                    --               665,040             5,904,919
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        96,092,633  $          (383,062)  $        (1,273,257)  $          5,959,081
                                              ===================  ====================  ====================  ====================



                                                  FIDELITY VIP          FIDELITY VIP
                                                     MID CAP              OVERSEAS
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,226,938  $             57,280
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,395,958                51,634
      Administrative charges................               985,076                    --
                                              --------------------  --------------------
        Total expenses......................             5,381,034                51,634
                                              --------------------  --------------------
           Net investment income (loss).....           (4,154,096)                 5,646
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,963,139                 6,789
      Realized gains (losses) on sale of
        investments.........................             1,427,156               (4,638)
                                              --------------------  --------------------
           Net realized gains (losses)......            26,390,295                 2,151
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            17,481,724             (292,991)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,872,019             (290,840)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         39,717,923  $          (285,194)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                   INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP       FOREIGN VIP
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,538,874  $          2,509,072  $            945,163  $          1,284,041
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,789,012             1,430,161             1,260,599             1,021,784
      Administrative charges................               629,018               316,737               288,545               164,732
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             3,418,030             1,746,898             1,549,144             1,186,516
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             9,120,844               762,174             (603,981)                97,525
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            10,336,219            17,369,446             1,150,089
      Realized gains (losses) on sale of
        investments.........................           (1,197,852)             1,399,723               823,576             (622,986)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (1,197,852)            11,735,942            18,193,022               527,103
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            21,806,114             4,805,146            11,896,218             2,954,153
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            20,608,262            16,541,088            30,089,240             3,481,256
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         29,729,106  $         17,303,262  $         29,485,259  $          3,578,781
                                              ====================  ====================  ====================  ====================


                                                FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY        EQUITY AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $              1,284  $         10,043,474
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,292,831                   182                 2,355             6,839,566
      Administrative charges................               526,190                    --                    --             1,526,928
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             2,819,021                   182                 2,355             8,366,494
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,819,021)                 (182)               (1,071)             1,676,980
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               180,806                 1,110                11,513            19,411,529
      Realized gains (losses) on sale of
        investments.........................           (3,262,508)                     6                 4,014             6,913,259
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           (3,081,702)                 1,116                15,527            26,324,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             8,927,333                 (893)                 (647)            49,249,179
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             5,845,631                   223                14,880            75,573,967
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          3,026,610  $                 41  $             13,809  $         77,250,947
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                GROWTH AND INCOME   INTERNATIONAL GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 16  $          2,872,075
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    38             2,720,781
      Administrative charges................                    --               614,950
                                              --------------------  --------------------
        Total expenses......................                    38             3,335,731
                                              --------------------  --------------------
           Net investment income (loss).....                  (22)             (463,656)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   131                    --
      Realized gains (losses) on sale of
        investments.........................                   508             2,563,228
                                              --------------------  --------------------
           Net realized gains (losses)......                   639             2,563,228
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (349)           (7,183,922)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   290           (4,620,694)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                268  $        (5,084,350)
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                         LMPVET                LMPVET                LMPVET
                                                   IVY VIP        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               ASSET STRATEGY       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,643   $         1,854,637  $         5,193,655   $          2,740,576
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,003             3,308,705            4,494,092              2,164,250
      Administrative charges...............                  732               713,843              984,873                476,602
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................                3,735             4,022,548            5,478,965              2,640,852
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              (2,092)           (2,167,911)            (285,310)                 99,724
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            14,959,018            8,787,739                     --
      Realized gains (losses) on sale of
        investments........................             (29,559)             5,231,016            9,921,449              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             (29,559)            20,190,034           18,709,188              4,502,131
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               19,774          (18,916,437)           12,788,762             19,079,369
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (9,785)             1,273,597           31,497,950             23,581,500
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (11,877)   $         (894,314)  $        31,212,640   $         23,681,224
                                             ===================  ====================  ====================  ====================


                                                    LMPVET                LMPVET                LMPVET           LMPVET ENTRUST
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  PERMAL ALTERNATIVE
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH        SELECT VIT
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,137   $           126,032    $                --  $             5,147
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               51,690               117,087              1,124,895              129,978
      Administrative charges...............                8,378                19,416                242,281               27,890
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               60,068               136,503              1,367,176              157,868
                                             --------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (43,931)              (10,471)            (1,367,176)            (152,721)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              258,677               171,309              3,986,765                   --
      Realized gains (losses) on sale of
        investments........................              121,277                82,435              1,295,117             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              379,954               253,744              5,281,882             (79,247)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (188,699)               594,251                637,725            (159,883)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              191,255               847,995              5,919,607            (239,130)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           147,324   $           837,524    $         4,552,431  $         (391,851)
                                             ====================  ====================  ====================  ===================


                                                   LMPVET QS
                                                   VARIABLE              LMPVET QS
                                              CONSERVATIVE GROWTH     VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           914,476   $         1,179,697
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              419,036               911,416
      Administrative charges...............               94,354               203,941
                                             --------------------  -------------------
        Total expenses.....................              513,390             1,115,357
                                             --------------------  -------------------
          Net investment income (loss).....              401,086                64,340
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,079,407
      Realized gains (losses) on sale of
        investments........................              439,055               908,716
                                             --------------------  -------------------
          Net realized gains (losses)......              439,055             3,988,123
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,355,038             1,529,479
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,794,093             5,517,602
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,195,179   $         5,581,942
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                   LMPVET QS          LMPVIT WESTERN
                                                   VARIABLE        ASSET VARIABLE GLOBAL         MFS VIT              MFS VIT
                                                MODERATE GROWTH       HIGH YIELD BOND        INVESTORS TRUST       NEW DISCOVERY
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  ---------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             18,261   $         5,305,218   $                74  $                 --
                                             --------------------  ---------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                13,636             1,012,225                   119                   543
      Administrative charges...............                 2,461               217,886                    --                    --
                                             --------------------  ---------------------  -------------------  --------------------
        Total expenses.....................                16,097             1,230,111                   119                   543
                                             --------------------  ---------------------  -------------------  --------------------
           Net investment income (loss)....                 2,164             4,075,107                  (45)                 (543)
                                             --------------------  ---------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,030                    --                   948                 1,780
      Realized gains (losses) on sale of
        investments........................                93,381           (1,878,440)                   173                    35
                                             --------------------  ---------------------  -------------------  --------------------
           Net realized gains (losses).....               105,411           (1,878,440)                 1,121                 1,815
                                             --------------------  ---------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              (54,300)             9,237,046                 (484)                 1,685
                                             --------------------  ---------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                51,111             7,358,606                   637                 3,500
                                             --------------------  ---------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             53,275   $        11,433,713   $               592  $              2,957
                                             ====================  =====================  ===================  ====================


                                                                                                MIST
                                                                                           ALLIANZ GLOBAL        MIST AMERICAN
                                                                     MIST AB GLOBAL       INVESTORS DYNAMIC     FUNDS BALANCED
                                               MFS VIT RESEARCH    DYNAMIC ALLOCATION     MULTI-ASSET PLUS        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                164  $        50,731,097  $            36,043  $         50,441,227
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   295           36,777,457              819,803            39,738,813
      Administrative charges...............                    --            7,979,779              185,964             7,780,713
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                   295           44,757,236            1,005,767            47,519,526
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                 (131)            5,973,861            (969,724)             2,921,701
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 2,108           32,693,374                   --           262,537,468
      Realized gains (losses) on sale of
        investments........................                 1,753           19,025,020             (35,898)            13,233,629
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                 3,861           51,718,394             (35,898)           275,771,097
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               (2,546)            9,838,368            1,607,504          (91,485,327)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 1,315           61,556,762            1,571,606           184,285,770
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $              1,184  $        67,530,623  $           601,882  $        187,207,471
                                             ====================  ===================  ===================  ====================



                                                 MIST AMERICAN
                                                 FUNDS GROWTH         MIST AMERICAN
                                                  ALLOCATION          FUNDS GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        22,329,038  $         1,845,153
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           22,476,214            7,889,256
      Administrative charges...............            4,278,668            1,563,886
                                             -------------------  -------------------
        Total expenses.....................           26,754,882            9,453,142
                                             -------------------  -------------------
           Net investment income (loss)....          (4,425,844)          (7,607,989)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          173,885,187          158,016,892
      Realized gains (losses) on sale of
        investments........................           10,875,441            9,109,380
                                             -------------------  -------------------
           Net realized gains (losses).....          184,760,628          167,126,272
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (60,183,857)        (113,400,426)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          124,576,771           53,725,846
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       120,150,927  $        46,117,857
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST AMERICAN          MIST AQR           MIST BLACKROCK
                                                FUNDS MODERATE         GLOBAL RISK         GLOBAL TACTICAL      MIST BLACKROCK
                                                  ALLOCATION            BALANCED             STRATEGIES           HIGH YIELD
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         30,244,827  $                --  $        73,694,587  $         15,050,635
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            20,054,628           28,155,958           58,392,165             2,912,058
      Administrative charges...............             3,944,879            6,112,777           12,647,962               558,329
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            23,999,507           34,268,735           71,040,127             3,470,387
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             6,245,320         (34,268,735)            2,654,460            11,580,248
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           102,738,871                   --          415,501,718                    --
      Realized gains (losses) on sale of
        investments........................             4,407,233         (47,850,610)            1,407,383           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           107,146,104         (47,850,610)          416,909,101           (3,986,750)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (30,620,445)          257,505,457        (270,413,192)            18,199,885
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            76,525,659          209,654,847          146,495,909            14,213,135
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         82,770,979  $       175,386,112  $       149,150,369  $         25,793,383
                                             ====================  ===================  ===================  ====================


                                                                                                MIST                 MIST
                                                 MIST CLARION       MIST CLEARBRIDGE        GOLDMAN SACHS       HARRIS OAKMARK
                                              GLOBAL REAL ESTATE    AGGRESSIVE GROWTH       MID CAP VALUE        INTERNATIONAL
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,689,822  $         1,904,589  $         1,116,854  $         11,982,379
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,478,679            6,314,227            1,796,620             7,431,652
      Administrative charges...............               687,711            1,178,598              334,859             1,401,474
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,166,390            7,492,825            2,131,479             8,833,126
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,523,432          (5,588,236)          (1,014,625)             3,149,253
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --           10,427,889            37,808,030
      Realized gains (losses) on sale of
        investments........................             1,382,227           22,877,688          (4,103,366)          (11,489,689)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,382,227           22,877,688            6,324,523            26,318,341
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,178,951)         (14,020,970)            9,272,110             6,566,866
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,796,724)            8,856,718           15,596,633            32,885,207
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,273,292)  $         3,268,482  $        14,582,008  $         36,034,460
                                             ====================  ===================  ===================  ====================


                                                 MIST INVESCO
                                                 BALANCED-RISK        MIST INVESCO
                                                  ALLOCATION            COMSTOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,246,922  $        17,315,242
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,450,825            8,118,905
      Administrative charges...............            2,097,722            1,709,918
                                             -------------------  -------------------
        Total expenses.....................           11,548,547            9,828,823
                                             -------------------  -------------------
           Net investment income (loss)....         (10,301,625)            7,486,419
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           53,012,772
      Realized gains (losses) on sale of
        investments........................          (2,513,753)           10,612,442
                                             -------------------  -------------------
           Net realized gains (losses).....          (2,513,753)           63,625,214
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           91,035,525           32,001,192
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           88,521,772           95,626,406
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        78,220,147  $       103,112,825
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                MIST JPMORGAN
                                                MIST INVESCO          MIST INVESCO         MIST JPMORGAN        GLOBAL ACTIVE
                                                MID CAP VALUE       SMALL CAP GROWTH         CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,560,899  $                --  $          9,459,334  $        22,147,328
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,137,911            3,680,465             4,393,629           11,819,261
      Administrative charges...............              620,822              706,460               850,802            2,606,012
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            3,758,733            4,386,925             5,244,431           14,425,273
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....          (2,197,834)          (4,386,925)             4,214,903            7,722,055
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           12,023,141           53,135,762                    --           17,755,242
      Realized gains (losses) on sale of
        investments........................            1,072,199          (3,255,635)             (155,743)              110,809
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           13,095,340           49,880,127             (155,743)           17,866,051
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           22,991,597         (18,425,902)           (2,012,185)          (9,890,380)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           36,086,937           31,454,225           (2,167,928)            7,975,671
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        33,889,103  $        27,067,300  $          2,046,975  $        15,697,726
                                             ===================  ===================  ====================  ===================


                                                                                         MIST MET/ABERDEEN          MIST
                                                MIST JPMORGAN     MIST LOOMIS SAYLES         EMERGING            MET/ARTISAN
                                               SMALL CAP VALUE      GLOBAL MARKETS        MARKETS EQUITY        INTERNATIONAL
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           434,384  $         2,565,861  $         3,699,000  $             2,271
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              348,354            1,999,125            4,846,361                2,203
      Administrative charges...............               58,673              384,602              948,439                  565
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              407,027            2,383,727            5,794,800                2,768
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               27,357              182,134          (2,095,800)                (497)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,580,556            4,908,603                   --                   --
      Realized gains (losses) on sale of
        investments........................              410,095            4,691,819          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,990,651            9,600,422          (3,800,343)                (407)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,123,036          (5,021,627)           42,924,968             (17,443)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,113,687            4,578,795           39,124,625             (17,850)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,141,044  $         4,760,929  $        37,028,825  $          (18,347)
                                             ===================  ===================  ===================  ===================


                                                    MIST            MIST MET/FRANKLIN
                                               MET/EATON VANCE        LOW DURATION
                                                FLOATING RATE         TOTAL RETURN
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,552,404  $         4,314,336
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              861,282            1,937,406
      Administrative charges...............              158,795              371,633
                                             -------------------  -------------------
        Total expenses.....................            1,020,077            2,309,039
                                             -------------------  -------------------
          Net investment income (loss).....            1,532,327            2,005,297
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (526,227)          (1,131,686)
                                             -------------------  -------------------
          Net realized gains (losses)......            (526,227)          (1,131,686)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,593,742            1,355,961
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,067,515              224,275
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,599,842  $         2,229,572
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MIST MET/TEMPLETON    MIST MET/WELLINGTON      MIST METLIFE         MIST METLIFE
                                              INTERNATIONAL BOND    LARGE CAP RESEARCH   ASSET ALLOCATION 100     BALANCED PLUS
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           342,997   $         12,552,713  $       193,989,835
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               496,319              217,503              7,521,041           77,898,430
      Administrative charges...............                98,780               37,623              1,385,310           16,933,783
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................               595,099              255,126              8,906,351           94,832,213
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             (595,099)               87,871              3,646,362           99,157,622
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               103,701            1,009,211             71,611,482           75,092,839
      Realized gains (losses) on sale of
        investments........................           (1,111,932)              495,887              6,103,032            8,453,422
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           (1,008,231)            1,505,098             77,714,514           83,546,261
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,285,705            (634,599)           (42,750,032)          262,223,058
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               277,474              870,499             34,964,482          345,769,319
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (317,625)  $           958,370   $         38,610,844  $       444,926,941
                                             ====================  ====================  ====================  ===================


                                                 MIST METLIFE                                  MIST                  MIST
                                                  MULTI-INDEX         MIST METLIFE         MFS RESEARCH         MORGAN STANLEY
                                                 TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL        MID CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,856,708  $          2,555,004  $         5,119,943  $                 --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,357,124             3,274,753            3,414,916             2,419,104
      Administrative charges...............            1,871,270               589,464              617,875               508,485
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           10,228,394             3,864,217            4,032,791             2,927,589
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            (371,686)           (1,309,213)            1,087,152           (2,927,589)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             6,504,133                   --                    --
      Realized gains (losses) on sale of
        investments........................              284,022           (1,441,719)          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              284,022             5,062,414          (1,908,775)             2,940,257
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           23,166,215            59,471,093          (5,640,472)          (20,657,747)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,450,237            64,533,507          (7,549,247)          (17,717,490)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,078,551  $         63,224,294  $       (6,462,095)  $       (20,645,079)
                                             ===================  ====================  ===================  ====================


                                                                          MIST
                                               MIST OPPENHEIMER      PANAGORA GLOBAL
                                                 GLOBAL EQUITY      DIVERSIFIED RISK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           551,818  $          1,670,165
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              696,796               568,067
      Administrative charges...............              149,868               123,803
                                             -------------------  --------------------
        Total expenses.....................              846,664               691,870
                                             -------------------  --------------------
           Net investment income (loss)....            (294,846)               978,295
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,028,728             1,840,977
      Realized gains (losses) on sale of
        investments........................              477,524              (24,958)
                                             -------------------  --------------------
           Net realized gains (losses).....            3,506,252             1,816,019
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,196)           (2,298,273)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (554,944)             (482,254)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (849,790)  $            496,041
                                             ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    MIST
                                               PIMCO INFLATION           MIST             MIST PYRAMIS         MIST PYRAMIS
                                               PROTECTED BOND     PIMCO TOTAL RETURN    GOVERNMENT INCOME      MANAGED RISK
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $        39,078,371  $        15,114,830  $         2,977,945
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,329,456           19,829,371            8,205,419            4,653,570
      Administrative charges...............            1,568,702            3,681,539            1,787,609              990,321
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            9,898,158           23,510,910            9,993,028            5,643,891
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (9,898,158)           15,567,461            5,121,802          (2,665,946)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            1,004,608
      Realized gains (losses) on sale of
        investments........................         (10,740,646)          (9,752,580)              484,438              122,005
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......         (10,740,646)          (9,752,580)              484,438            1,126,613
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           40,944,062           11,149,277          (5,834,587)           14,310,453
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           30,203,416            1,396,697          (5,350,149)           15,437,066
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,305,258  $        16,964,158  $         (228,347)  $        12,771,120
                                             ===================  ===================  ===================  ===================



                                                MIST SCHRODERS     MIST SSGA GROWTH         MIST SSGA       MIST T. ROWE PRICE
                                              GLOBAL MULTI-ASSET    AND INCOME ETF         GROWTH ETF         LARGE CAP VALUE
                                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,027,854  $        31,171,594  $         9,616,385  $        19,957,364
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,635,082           16,470,020            5,795,709            9,280,758
      Administrative charges...............            1,434,620            3,289,078            1,125,640            1,360,601
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            8,069,702           19,759,098            6,921,349           10,641,359
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (41,848)           11,412,496            2,695,036            9,316,005
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            7,829,635           75,636,956           28,849,155           81,270,170
      Realized gains (losses) on sale of
        investments........................            1,292,242            1,052,483            1,860,377           16,194,001
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,121,877           76,689,439           30,709,532           97,464,171
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           14,289,470         (34,109,060)         (11,006,299)         (12,601,645)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           23,411,347           42,580,379           19,703,233           84,862,526
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        23,369,499  $        53,992,875  $        22,398,269  $        94,178,531
                                             ===================  ===================  ===================  ===================



                                             MIST T. ROWE PRICE        MIST TCW
                                               MID CAP GROWTH      CORE FIXED INCOME
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               --  $             1,323
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           6,172,633                1,995
      Administrative charges...............           1,161,143                  440
                                             ------------------  -------------------
        Total expenses.....................           7,333,776                2,435
                                             ------------------  -------------------
          Net investment income (loss).....         (7,333,776)              (1,112)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          71,526,189                   --
      Realized gains (losses) on sale of
        investments........................           6,058,041                 (86)
                                             ------------------  -------------------
          Net realized gains (losses)......          77,584,230                 (86)
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (49,804,269)              (1,515)
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          27,779,961              (1,601)
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       20,446,185  $           (2,713)
                                             ==================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                              MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK        MSF BLACKROCK
                                              INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME     CAPITAL APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          3,124,711   $         8,499,133  $         2,143,053   $                --
                                             --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,915,899             3,806,697              953,728               187,916
      Administrative charges...............               567,711               756,032              167,591                29,569
                                             --------------------  --------------------  -------------------  --------------------
        Total expenses.....................             3,483,610             4,562,729            1,121,319               217,485
                                             --------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (358,899)             3,936,404            1,021,734             (217,485)
                                             --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                   --             1,209,457
      Realized gains (losses) on sale of
        investments........................             1,625,583              (40,488)              (7,093)               189,288
                                             --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....             1,625,583              (40,488)              (7,093)             1,398,745
                                             --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             7,350,769           (2,592,464)            (212,769)           (1,411,365)
                                             --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             8,976,352           (2,632,952)            (219,862)              (12,620)
                                             --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          8,617,453   $         1,303,452  $           801,872   $         (230,105)
                                             ====================  ====================  ===================  ====================


                                                                      MSF BLACKROCK
                                                MSF BLACKROCK          ULTRA-SHORT         MSF FRONTIER               MSF
                                               LARGE CAP VALUE          TERM BOND         MID CAP GROWTH        JENNISON GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            72,678  $            11,092  $                 --  $           117,811
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               56,653            5,011,497               937,998            6,211,086
      Administrative charges...............                1,942              945,912               173,282            1,131,234
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               58,595            5,957,409             1,111,280            7,342,320
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               14,083          (5,946,317)           (1,111,280)          (7,224,509)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              341,375                7,341             8,784,013           61,040,589
      Realized gains (losses) on sale of
        investments........................            (156,674)               49,949             (433,894)            5,556,083
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              184,701               57,290             8,350,119           66,596,672
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              531,674              390,465           (4,923,796)         (68,013,517)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              716,375              447,755             3,426,323          (1,416,845)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           730,458  $       (5,498,562)  $          2,315,043  $       (8,641,354)
                                             ===================  ===================  ====================  ===================



                                               MSF LOOMIS SAYLES    MSF LOOMIS SAYLES
                                                SMALL CAP CORE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              8,723  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               190,087                2,698
      Administrative charges...............                32,038                  690
                                             --------------------  -------------------
        Total expenses.....................               222,125                3,388
                                             --------------------  -------------------
           Net investment income (loss)....             (213,402)              (3,388)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,208,694               36,612
      Realized gains (losses) on sale of
        investments........................                44,571             (12,047)
                                             --------------------  -------------------
           Net realized gains (losses).....             1,253,265               24,565
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,063,527              (5,480)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,316,792               19,085
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,103,390  $            15,697
                                             ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                     MSF MET/DIMENSIONAL   MSF MET/WELLINGTON
                                                 MSF MET/ARTISAN     INTERNATIONAL SMALL       CORE EQUITY          MSF METLIFE
                                                  MID CAP VALUE            COMPANY            OPPORTUNITIES     ASSET ALLOCATION 20
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,779,254  $          1,114,995  $         12,066,782  $         3,162,991
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             2,744,306               771,834             9,110,796            1,301,530
      Administrative charges................               475,467               145,179             1,736,517              245,259
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,219,773               917,013            10,847,313            1,546,789
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (1,440,519)               197,982             1,219,469            1,616,202
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            22,940,002             3,654,706            35,483,887            3,277,528
      Realized gains (losses) on sale of
        investments.........................             (349,232)           (1,695,195)             (601,363)            (809,528)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            22,590,770             1,959,511            34,882,524            2,468,000
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            17,360,148             (120,230)           (1,075,951)          (1,234,614)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            39,950,918             1,839,281            33,806,573            1,233,386
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         38,510,399  $          2,037,263  $         35,026,042  $         2,849,588
                                              ====================  ====================  ====================  ===================



                                                   MSF METLIFE           MSF METLIFE          MSF METLIFE           MSF METLIFE
                                               ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80   MID CAP STOCK INDEX
                                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        145,507,570  $        203,430,736  $       165,044,038  $         1,360,471
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            54,157,824            85,356,301           76,194,576            1,671,516
      Administrative charges................            10,249,383            16,151,713           14,005,812              240,989
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................            64,407,207           101,508,014           90,200,388            1,912,505
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....            81,100,363           101,922,722           74,843,650            (552,034)
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           267,842,974           586,839,040          668,110,960            9,836,643
      Realized gains (losses) on sale of
        investments.........................          (31,873,123)          (55,792,780)         (46,598,135)            1,826,117
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......           235,969,851           531,046,260          621,512,825           11,662,760
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (140,238,049)         (294,350,528)        (352,024,646)           11,268,443
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            95,731,802           236,695,732          269,488,179           22,931,203
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        176,832,165  $        338,618,454  $       344,331,829  $        22,379,169
                                              ====================  ====================  ===================  ====================



                                                   MSF METLIFE             MSF MFS
                                                   STOCK INDEX          TOTAL RETURN
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,284,792  $          1,156,621
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,718,778               562,738
      Administrative charges................             1,227,491                80,650
                                              --------------------  --------------------
        Total expenses......................             8,946,269               643,388
                                              --------------------  --------------------
           Net investment income (loss).....             1,338,523               513,233
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,252,378             1,760,590
      Realized gains (losses) on sale of
        investments.........................            18,796,058               849,000
                                              --------------------  --------------------
           Net realized gains (losses)......            44,048,436             2,609,590
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             6,384,703             (168,660)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            50,433,139             2,440,930
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         51,771,662  $          2,954,163
                                              ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                        MSF MSCI           MSF NEUBERGER             MSF
                                                MSF MFS VALUE          EAFE INDEX         BERMAN GENESIS     RUSSELL 2000 INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         5,475,380  $         2,441,127  $            292,274  $         1,353,038
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,485,188            1,288,121             1,743,533            1,657,725
      Administrative charges...............              635,085              212,763               292,481              284,076
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            4,120,273            1,500,884             2,036,014            1,941,801
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            1,355,107              940,243           (1,743,740)            (588,763)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           23,911,092                   --                    --            7,315,476
      Realized gains (losses) on sale of
        investments........................            (405,054)            (241,323)             4,670,391            3,307,819
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           23,506,038            (241,323)             4,670,391           10,623,295
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,602,006            (858,390)            16,403,111           12,954,748
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           29,108,044          (1,099,713)            21,073,502           23,578,043
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        30,463,151  $         (159,470)  $         19,329,762  $        22,989,280
                                             ===================  ===================  ====================  ===================


                                                                                           MSF VAN ECK        MSF WESTERN ASSET
                                              MSF T. ROWE PRICE    MSF T. ROWE PRICE     GLOBAL NATURAL     MANAGEMENT STRATEGIC
                                              LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES        BOND OPPORTUNITIES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             2,856  $            17,815  $           512,882  $        16,508,031
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,809,406              161,122            1,112,116            8,464,400
      Administrative charges...............              514,506               14,698              217,934            1,785,441
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................            3,323,912              175,820            1,330,050           10,249,841
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....          (3,321,056)            (158,005)            (817,168)            6,258,190
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           25,799,820            1,608,225                   --                   --
      Realized gains (losses) on sale of
        investments........................          (1,624,992)              129,282          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......           24,174,828            1,737,507          (8,797,189)            1,831,076
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,885,537)            (343,061)           41,329,617           30,665,968
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,289,291            1,394,446           32,532,428           32,497,044
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,031,765)  $         1,236,441  $        31,715,260  $        38,755,234
                                             ===================  ===================  ===================  ====================


                                              MSF WESTERN ASSET
                                                 MANAGEMENT            NEUBERGER
                                               U.S. GOVERNMENT      BERMAN GENESIS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         6,339,405  $                 4
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,134,930                   64
      Administrative charges...............              662,883                   --
                                             -------------------  -------------------
        Total expenses.....................            3,797,813                   64
                                             -------------------  -------------------
          Net investment income (loss).....            2,541,592                 (60)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  468
      Realized gains (losses) on sale of
        investments........................            (359,178)                  627
                                             -------------------  -------------------
          Net realized gains (losses)......            (359,178)                1,095
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,071,886)                  214
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,431,064)                1,309
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (889,472)  $             1,249
                                             ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                          OPPENHEIMER VA
                                                OPPENHEIMER VA       OPPENHEIMER VA         MAIN STREET        OPPENHEIMER VA
                                                   CORE BOND        GOVERNMENT MONEY         SMALL CAP           MAIN STREET
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               263  $                --  $           272,289  $             1,176
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                   98                   48            1,196,875                1,440
      Administrative charges...............                   --                   --              269,062                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                   98                   48            1,465,937                1,440
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                  165                 (48)          (1,193,648)                (264)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            4,186,348               12,502
      Realized gains (losses) on sale of
        investments........................                (587)                   --            2,313,742                2,222
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                (587)                   --            6,500,090               14,724
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  571                   --           11,237,743              (4,604)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (16)                   --           17,737,833               10,120
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               149  $              (48)  $        16,544,185  $             9,856
                                             ===================  ===================  ===================  ===================

                                                  PIMCO VIT            PIMCO VIT
                                             COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT            PIONEER VCT
                                                  STRATEGY               BOND          UNCONSTRAINED BOND       MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             3,293  $            26,654  $             6,133  $           297,602
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,839                5,563                4,767              713,512
      Administrative charges...............                  908                1,233                1,076              157,278
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                4,747                6,796                5,843              870,790
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              (1,454)               19,858                  290            (573,188)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --            3,977,103
      Realized gains (losses) on sale of
        investments........................              (4,882)                (739)              (3,758)              216,903
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              (4,882)                (739)              (3,758)            4,194,006
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               50,041               34,366               18,128            5,084,247
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               45,159               33,627               14,370            9,278,253
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            43,705  $            53,485  $            14,660  $         8,705,065
                                             ===================  ===================  ===================  ===================


                                                  PIONEER VCT        T. ROWE PRICE
                                              REAL ESTATE SHARES   GOVERNMENT MONEY
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             7,757  $                91
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,230                5,111
      Administrative charges...............                  586                   --
                                             -------------------  -------------------
        Total expenses.....................                3,816                5,111
                                             -------------------  -------------------
          Net investment income (loss).....                3,941              (5,020)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               43,343                   --
      Realized gains (losses) on sale of
        investments........................                4,077                   --
                                             -------------------  -------------------
          Net realized gains (losses)......               47,420                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (40,983)                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                6,437                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            10,378  $           (5,020)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                             TAP 1919 VARIABLE
                                                   T. ROWE PRICE         T. ROWE PRICE      SOCIALLY RESPONSIVE
                                                   GROWTH STOCK       INTERNATIONAL STOCK        BALANCED
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              4,697  $              4,670  $              1,344
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                57,273                 3,638                 2,023
      Administrative charges.................                    --                    --                   378
                                               --------------------  --------------------  --------------------
         Total expenses......................                57,273                 3,638                 2,401
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (52,576)                 1,032               (1,057)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               133,875                 3,687                 8,987
      Realized gains (losses) on sale of
         investments.........................               278,969                 4,407                 (670)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               412,844                 8,094                 8,317
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (355,528)               (3,274)               (2,565)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                57,316                 4,820                 5,752
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              4,740  $              5,852  $              4,695
                                               ====================  ====================  ====================

                                                                          VANECK VIP
                                                    UIF GLOBAL            LONG/SHORT
                                                  INFRASTRUCTURE         EQUITY INDEX
                                                    SUB-ACCOUNT           SUB-ACCOUNT
                                               --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              9,603  $                564
                                               --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,882                 4,114
      Administrative charges.................                 1,131                   968
                                               --------------------  --------------------
         Total expenses......................                 6,013                 5,082
                                               --------------------  --------------------
           Net investment income (loss)......                 3,590               (4,518)
                                               --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                27,840                    --
      Realized gains (losses) on sale of
         investments.........................               (2,302)                  (92)
                                               --------------------  --------------------
           Net realized gains (losses).......                25,538                  (92)
                                               --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                25,505                11,722
                                               --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                51,043                11,630
                                               --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             54,633  $              7,112
                                               ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          ALGER SMALL CAP GROWTH               AMERICAN FUNDS BOND
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (594,785)  $      (745,798)  $        422,201  $        497,074
   Net realized gains (losses)....         4,595,904        14,305,544           774,546         3,091,093
   Change in unrealized gains
     (losses) on investments......       (2,062,118)      (15,807,878)         1,209,210       (5,130,676)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,939,001       (2,248,132)         2,405,957       (1,542,509)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           675,935           982,185         2,031,146         2,549,990
   Net transfers (including fixed
     account).....................       (1,615,754)       (2,181,134)       (3,839,661)         6,226,955
   Contract charges...............           (5,793)           (6,826)       (1,722,627)       (1,620,152)
   Transfers for contract benefits
     and terminations.............       (3,112,099)       (5,533,752)      (12,665,730)      (10,348,245)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (4,057,711)       (6,739,527)      (16,196,872)       (3,191,452)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (2,118,710)       (8,987,659)      (13,790,915)       (4,733,961)
NET ASSETS:
   Beginning of year..............        48,208,209        57,195,868       146,511,985       151,245,946
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,089,499  $     48,208,209  $    132,721,070  $    146,511,985
                                    ================  ================  ================  ================

                                                                                   AMERICAN FUNDS
                                       AMERICAN FUNDS GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (1,505,705)  $    (1,442,852)  $    (1,189,876)  $     (1,679,644)
   Net realized gains (losses)....         25,972,672        37,168,106        20,349,444         12,999,511
   Change in unrealized gains
     (losses) on investments......       (27,161,768)      (18,663,205)      (18,427,737)       (11,981,529)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        (2,694,801)        17,062,049           731,831          (661,662)
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          4,790,556         8,154,795         2,020,273          4,542,847
   Net transfers (including fixed
     account).....................          (592,274)       (9,737,155)             2,205        (3,590,780)
   Contract charges...............        (3,241,277)       (3,279,955)       (1,093,814)        (1,148,993)
   Transfers for contract benefits
     and terminations.............       (21,872,968)      (23,759,563)       (8,327,183)        (8,098,216)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (20,915,963)      (28,621,878)       (7,398,519)        (8,295,142)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (23,610,764)      (11,559,829)       (6,666,688)        (8,956,804)
NET ASSETS:
   Beginning of year..............        300,649,358       312,209,187       113,155,266        122,112,070
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     277,038,594  $    300,649,358  $    106,488,578  $     113,155,266
                                    =================  ================  ================  =================


                                           AMERICAN FUNDS GROWTH           AMERICAN FUNDS GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (4,888,553)  $    (6,935,778)  $           3,542  $      (733,838)
   Net realized gains (losses)....        76,420,967       196,247,508         43,226,654        64,791,817
   Change in unrealized gains
     (losses) on investments......      (17,514,843)     (146,627,691)        (9,886,897)      (63,748,822)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        54,017,571        42,684,039         33,343,299           309,157
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,082,401         3,783,989          8,063,591         9,348,694
   Net transfers (including fixed
     account).....................      (21,988,289)      (47,304,037)        (3,356,757)       (8,758,646)
   Contract charges...............       (8,107,246)       (8,362,747)        (3,704,672)       (3,640,399)
   Transfers for contract benefits
     and terminations.............      (56,205,378)      (57,907,122)       (28,813,651)      (29,713,943)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (83,218,512)     (109,789,917)       (27,811,489)      (32,764,294)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............      (29,200,941)      (67,105,878)          5,531,810      (32,455,137)
NET ASSETS:
   Beginning of year..............       754,095,254       821,201,132        358,450,579       390,905,716
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    724,894,313  $    754,095,254  $     363,982,389  $    358,450,579
                                    ================  ================  =================  ================


                                     BLACKROCK GLOBAL ALLOCATION V.I.
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,681  $          4,717
   Net realized gains (losses)....           (6,529)            82,858
   Change in unrealized gains
     (losses) on investments......            64,672         (117,457)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            62,824          (29,882)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           597,472         1,505,766
   Net transfers (including fixed
     account).....................           387,508            91,370
   Contract charges...............             (982)              (22)
   Transfers for contract benefits
     and terminations.............          (31,654)           (8,918)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           952,344         1,588,196
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............         1,015,168         1,558,314
NET ASSETS:
   Beginning of year..............         1,566,871             8,557
                                    ----------------  ----------------
   End of year....................  $      2,582,039  $      1,566,871
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       DEUTSCHE I CROCI INTERNATIONAL         FEDERATED HIGH INCOME BOND
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,052,010  $        399,912  $           1,265  $          1,118
   Net realized gains (losses).....          (793,511)         (579,969)               (65)              (32)
   Change in unrealized gains
     (losses) on investments.......          (391,004)         (737,267)              2,081           (2,104)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (132,505)         (917,324)              3,281           (1,018)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            288,372           455,999                 --                --
   Net transfers (including fixed
     account)......................          (360,557)         (518,722)                 --                --
   Contract charges................            (1,130)           (1,324)                 --                --
   Transfers for contract benefits
     and terminations..............        (1,040,468)       (1,373,333)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (1,113,783)       (1,437,380)              (737)             (328)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (1,246,288)       (2,354,704)              2,544           (1,346)
NET ASSETS:
   Beginning of year...............         12,496,599        14,851,303             25,030            26,376
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      11,250,311  $     12,496,599  $          27,574  $         25,030
                                     =================  ================  =================  ================

                                              FEDERATED KAUFMAN               FIDELITY VIP ASSET MANAGER
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (640)  $           (694)  $         70,390  $         142,045
   Net realized gains (losses).....             3,400              7,411         3,033,075          6,355,845
   Change in unrealized gains
     (losses) on investments.......           (1,780)            (4,370)       (1,946,628)        (7,290,851)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               980              2,347         1,156,837          (792,961)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --         1,112,917          1,297,955
   Net transfers (including fixed
     account)......................                --                 --       (1,269,515)        (1,397,500)
   Contract charges................                --                 --           (9,018)           (10,137)
   Transfers for contract benefits
     and terminations..............           (1,349)            (1,642)       (6,429,011)        (7,942,998)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (1,349)            (1,642)       (6,594,627)        (8,052,680)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............             (369)                705       (5,437,790)        (8,845,641)
NET ASSETS:
   Beginning of year...............            47,958             47,253        76,132,122         84,977,763
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $         47,589  $          47,958  $     70,694,332  $      76,132,122
                                     ================  =================  ================  =================

                                           FIDELITY VIP CONTRAFUND           FIDELITY VIP EQUITY-INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (3,447,540)  $    (2,562,222)  $         35,825  $         92,266
   Net realized gains (losses).....        56,534,065        77,014,113           223,243           492,597
   Change in unrealized gains
     (losses) on investments.......      (18,019,471)      (78,548,435)           452,684         (872,283)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,067,054       (4,096,544)           711,752         (287,420)
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        11,378,837        16,903,242            15,146             6,296
   Net transfers (including fixed
     account)......................       (9,211,526)      (12,721,493)          (82,227)          (22,066)
   Contract charges................       (4,391,890)       (4,357,580)                --                --
   Transfers for contract benefits
     and terminations..............      (41,080,267)      (45,753,127)         (862,529)         (414,001)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (43,304,846)      (45,928,958)         (929,610)         (429,771)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (8,237,792)      (50,025,502)         (217,858)         (717,191)
NET ASSETS:
   Beginning of year...............       581,923,231       631,948,733         4,959,137         5,676,328
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    573,685,439  $    581,923,231  $      4,741,279  $      4,959,137
                                     ================  ================  ================  ================

                                        FIDELITY VIP FUNDSMANAGER 50%
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (33,238,180)  $   (29,328,922)
   Net realized gains (losses).....         67,424,887       124,978,786
   Change in unrealized gains
     (losses) on investments.......         70,790,241     (184,114,448)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,976,948      (88,464,584)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,366,399         5,122,409
   Net transfers (including fixed
     account)......................        199,882,002     1,098,161,273
   Contract charges................                 --                --
   Transfers for contract benefits
     and terminations..............      (224,234,667)     (146,575,016)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (19,986,266)       956,708,666
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         84,990,682       868,244,082
NET ASSETS:
   Beginning of year...............      4,406,702,675     3,538,458,593
                                     -----------------  ----------------
   End of year.....................  $   4,491,693,357  $  4,406,702,675
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                      FIDELITY VIP
                                        FIDELITY VIP FUNDSMANAGER 60%            GOVERNMENT MONEY MARKET
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2016               2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (29,113,624)  $   (36,299,838)  $       (383,062)   $    (1,242,699)
   Net realized gains (losses).....        188,329,503       321,264,515                 --                 --
   Change in unrealized gains
     (losses) on investments.......       (63,123,246)     (341,468,121)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         96,092,633      (56,503,444)          (383,062)        (1,242,699)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,334,728         5,739,011        171,061,807      1,101,475,974
   Net transfers (including fixed
     account)......................                 --                --      (199,693,702)    (1,099,121,860)
   Contract charges................                 --                --            (2,003)            (2,168)
   Transfers for contract benefits
     and terminations..............      (615,536,279)     (254,963,609)        (1,681,832)        (2,402,882)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (611,201,551)     (249,224,598)       (30,315,730)           (50,936)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............      (515,108,918)     (305,728,042)       (30,698,792)        (1,293,635)
NET ASSETS:
   Beginning of year...............      3,688,709,449     3,994,437,491         49,654,013         50,947,648
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $   3,173,600,531  $  3,688,709,449  $      18,955,221   $     49,654,013
                                     =================  ================  =================  =================


                                             FIDELITY VIP GROWTH                FIDELITY VIP INDEX 500
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,938,297)  $    (1,823,562)  $         54,162  $        383,693
   Net realized gains (losses).....         20,037,429        12,828,947         2,765,773         3,436,622
   Change in unrealized gains
     (losses) on investments.......       (19,372,389)       (1,625,997)         3,139,146       (3,771,822)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,273,257)         9,379,388         5,959,081            48,493
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,848,497         3,026,405                --                --
   Net transfers (including fixed
     account)......................        (3,710,183)       (3,594,229)       (1,234,171)       (1,524,316)
   Contract charges................           (17,387)          (19,183)          (19,250)          (20,878)
   Transfers for contract benefits
     and terminations..............       (13,243,026)      (15,540,392)       (5,014,111)       (6,445,104)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (15,122,099)      (16,127,399)       (6,267,532)       (7,990,298)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (16,395,356)       (6,748,011)         (308,451)       (7,941,805)
NET ASSETS:
   Beginning of year...............        160,925,919       167,673,930        62,224,177        70,165,982
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     144,530,563  $    160,925,919  $     61,915,726  $     62,224,177
                                     =================  ================  ================  ================


                                            FIDELITY VIP MID CAP                FIDELITY VIP OVERSEAS
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,154,096)  $    (4,880,547)  $          5,646  $          2,967
   Net realized gains (losses).....        26,390,295        58,069,876             2,151            62,514
   Change in unrealized gains
     (losses) on investments.......        17,481,724      (64,627,750)         (292,991)            67,570
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        39,717,923      (11,438,421)         (285,194)           133,051
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,290,246        13,586,880            75,925            85,003
   Net transfers (including fixed
     account)......................       (4,482,079)      (15,198,467)          (60,736)          (66,066)
   Contract charges................       (4,982,252)       (5,058,447)              (50)              (56)
   Transfers for contract benefits
     and terminations..............      (28,133,233)      (26,884,651)         (513,669)         (478,886)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (31,307,318)      (33,554,685)         (498,530)         (460,005)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         8,410,605      (44,993,106)         (783,724)         (326,954)
NET ASSETS:
   Beginning of year...............       401,284,587       446,277,693         4,615,792         4,942,746
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    409,695,192  $    401,284,587  $      3,832,068  $      4,615,792
                                     ================  ================  ================  ================


                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      9,120,844  $      9,124,908
   Net realized gains (losses).....       (1,197,852)           215,818
   Change in unrealized gains
     (losses) on investments.......        21,806,114      (32,921,031)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        29,729,106      (23,580,305)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,516,704         6,188,051
   Net transfers (including fixed
     account)......................       (1,827,109)         1,880,863
   Contract charges................       (2,797,532)       (2,771,258)
   Transfers for contract benefits
     and terminations..............      (21,748,149)      (23,325,163)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (22,856,086)      (18,027,507)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,873,020      (41,607,812)
NET ASSETS:
   Beginning of year...............       253,302,116       294,909,928
                                     ----------------  ----------------
   End of year.....................  $    260,175,136  $    253,302,116
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               FTVIPT FRANKLIN                      FTVIPT FRANKLIN
                                              MUTUAL SHARES VIP                   SMALL CAP VALUE VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015               2016              2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         762,174  $      2,328,191  $       (603,981)  $      (850,014)
   Net realized gains (losses).....         11,735,942        13,465,264         18,193,022        18,995,244
   Change in unrealized gains
     (losses) on investments.......          4,805,146      (24,403,194)         11,896,218      (28,752,630)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         17,303,262       (8,609,739)         29,485,259      (10,607,400)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,354,399         1,838,448          2,594,857         4,215,265
   Net transfers (including fixed
     account)......................            704,098       (3,377,923)        (6,026,344)         (781,824)
   Contract charges................        (1,338,635)       (1,367,141)        (1,581,543)       (1,481,816)
   Transfers for contract benefits
     and terminations..............       (11,329,519)      (13,381,381)        (7,199,878)       (6,848,145)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (10,609,657)      (16,287,997)       (12,212,908)       (4,896,520)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          6,693,605      (24,897,736)         17,272,351      (15,503,920)
NET ASSETS:
   Beginning of year...............        128,211,487       153,109,223        110,998,636       126,502,556
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     134,905,092  $    128,211,487  $     128,270,987  $    110,998,636
                                     =================  ================  =================  ================

                                                   FTVIPT                               FTVIPT
                                            TEMPLETON FOREIGN VIP              TEMPLETON GLOBAL BOND VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         97,525  $       1,051,957  $    (2,819,021)  $      15,830,436
   Net realized gains (losses).....           527,103          2,317,086       (3,081,702)        (1,172,195)
   Change in unrealized gains
     (losses) on investments.......         2,954,153        (9,120,445)         8,927,333       (28,472,303)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,578,781        (5,751,402)         3,026,610       (13,814,062)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           357,216            576,811         3,333,851          6,081,866
   Net transfers (including fixed
     account)......................         3,646,293          4,480,127         2,514,265        (1,987,591)
   Contract charges................         (858,486)          (869,949)       (2,766,762)        (2,898,185)
   Transfers for contract benefits
     and terminations..............       (4,221,347)        (6,041,062)      (14,901,348)       (14,898,325)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (1,076,324)        (1,854,073)      (11,819,994)       (13,702,235)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,502,457        (7,605,475)       (8,793,384)       (27,516,297)
NET ASSETS:
   Beginning of year...............        66,002,305         73,607,780       222,633,715        250,150,012
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     68,504,762  $      66,002,305  $    213,840,331  $     222,633,715
                                     ================  =================  ================  =================


                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. CORE EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          (182)  $           (211)  $        (1,071)  $          (728)
   Net realized gains (losses).....             1,116                151            15,527            37,852
   Change in unrealized gains
     (losses) on investments.......             (893)                555             (647)          (50,167)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                41                495            13,809          (13,043)
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                --                --
   Net transfers (including fixed
     account)......................                --                 --                38             (187)
   Contract charges................                --                 --                --                --
   Transfers for contract benefits
     and terminations..............           (2,482)              (666)          (14,006)          (47,382)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (2,482)              (666)          (13,968)          (47,569)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............           (2,441)              (171)             (159)          (60,612)
NET ASSETS:
   Beginning of year...............            14,936             15,107           171,366           231,978
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $         12,495  $          14,936  $        171,207  $        171,366
                                     ================  =================  ================  ================


                                       INVESCO V.I. EQUITY AND INCOME
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,676,980  $      6,137,924
   Net realized gains (losses).....        26,324,788        69,239,795
   Change in unrealized gains
     (losses) on investments.......        49,249,179     (101,201,542)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,250,947      (25,823,823)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        16,956,615        23,895,518
   Net transfers (including fixed
     account)......................       (5,664,468)       (2,573,368)
   Contract charges................       (7,077,278)       (6,909,703)
   Transfers for contract benefits
     and terminations..............      (46,507,739)      (50,488,085)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (42,292,870)      (36,075,638)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        34,958,077      (61,899,461)
NET ASSETS:
   Beginning of year...............       619,311,840       681,211,301
                                     ----------------  ----------------
   End of year.....................  $    654,269,917  $    619,311,840
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       INVESCO V.I. GROWTH AND INCOME      INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            (22)  $            107  $      (463,656)  $       (203,655)
   Net realized gains (losses).....                639             1,081         2,563,228          3,594,236
   Change in unrealized gains
     (losses) on investments.......              (349)           (1,491)       (7,183,922)       (13,655,170)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............                268             (303)       (5,084,350)       (10,264,589)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                990                --         3,607,230          5,828,134
   Net transfers (including fixed
     account)......................            (3,917)               271         7,408,564          3,468,834
   Contract charges................              (358)             (386)       (3,200,081)        (3,276,594)
   Transfers for contract benefits
     and terminations..............            (2,475)                --      (15,272,513)       (15,245,977)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            (5,760)             (115)       (7,456,800)        (9,225,603)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            (5,492)             (418)      (12,541,150)       (19,490,192)
NET ASSETS:
   Beginning of year...............              6,509             6,927       256,390,780        275,880,972
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $           1,017  $          6,509  $    243,849,630  $     256,390,780
                                     =================  ================  ================  =================

                                                                                  LMPVET CLEARBRIDGE
                                           IVY VIP ASSET STRATEGY             VARIABLE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (2,092)  $         (1,770)  $     (2,167,911)  $    (3,355,443)
   Net realized gains (losses).....          (29,559)             31,853         20,190,034        41,012,225
   Change in unrealized gains
     (losses) on investments.......            19,774           (59,235)       (18,916,437)      (47,157,658)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (11,877)           (29,152)          (894,314)       (9,500,876)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            49,073            232,557         12,769,827        18,529,707
   Net transfers (including fixed
     account)......................          (42,838)             74,337          6,572,083         4,621,482
   Contract charges................              (16)                (1)        (3,214,606)       (3,138,770)
   Transfers for contract benefits
     and terminations..............          (78,861)            (5,064)       (22,574,903)      (26,081,942)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (72,642)            301,829        (6,447,599)       (6,069,523)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          (84,519)            272,677        (7,341,913)      (15,570,399)
NET ASSETS:
   Beginning of year...............           317,700             45,023        300,878,534       316,448,933
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $        233,181  $         317,700  $     293,536,621  $    300,878,534
                                     ================  =================  =================  ================

                                             LMPVET CLEARBRIDGE                   LMPVET CLEARBRIDGE
                                            VARIABLE APPRECIATION             VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2016              2015              2016               2015
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (285,310)  $      (889,265)  $         99,724  $         520,496
   Net realized gains (losses).....         18,709,188        21,134,497         4,502,131          3,696,314
   Change in unrealized gains
     (losses) on investments.......         12,788,762      (19,592,266)        19,079,369       (15,985,006)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         31,212,640           652,966        23,681,224       (11,768,196)
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         13,233,628        16,816,788         6,793,180          8,055,708
   Net transfers (including fixed
     account)......................        (6,775,239)      (10,726,406)         (600,819)            984,487
   Contract charges................        (4,841,666)       (4,654,271)       (2,314,431)        (2,144,487)
   Transfers for contract benefits
     and terminations..............       (27,170,816)      (28,285,511)      (13,256,121)       (14,278,679)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (25,554,093)      (26,849,400)       (9,378,191)        (7,382,971)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,658,547      (26,196,434)        14,303,033       (19,151,167)
NET ASSETS:
   Beginning of year...............        400,323,007       426,519,441       186,422,315        205,573,482
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     405,981,554  $    400,323,007  $    200,725,348  $     186,422,315
                                     =================  ================  ================  =================

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP GROWTH
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (43,931)  $        (57,633)
   Net realized gains (losses).....           379,954            767,463
   Change in unrealized gains
     (losses) on investments.......         (188,699)          (376,334)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           147,324            333,496
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               360             17,666
   Net transfers (including fixed
     account)......................         (243,618)          (373,004)
   Contract charges................          (13,427)           (14,880)
   Transfers for contract benefits
     and terminations..............         (605,126)          (707,021)
                                     ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (861,811)        (1,077,239)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (714,487)          (743,743)
NET ASSETS:
   Beginning of year...............         3,887,858          4,631,601
                                     ----------------  -----------------
   End of year.....................  $      3,173,371  $       3,887,858
                                     ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP VALUE            VARIABLE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (10,471)  $       (28,812)  $    (1,367,176)  $    (1,536,289)
   Net realized gains (losses)....           253,744           558,819         5,281,882         4,745,658
   Change in unrealized gains
     (losses) on investments......           594,251         (911,526)           637,725       (9,601,052)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           837,524         (381,519)         4,552,431       (6,391,683)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           159,294           281,091         4,335,272         5,532,165
   Net transfers (including fixed
     account).....................           915,334             7,723         (154,058)       (5,112,272)
   Contract charges...............          (85,407)          (84,738)       (1,244,198)       (1,292,699)
   Transfers for contract benefits
     and terminations.............         (753,495)       (1,048,413)       (6,274,238)       (7,082,395)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           235,726         (844,337)       (3,337,222)       (7,955,201)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,073,250       (1,225,856)         1,215,209      (14,346,884)
NET ASSETS:
   Beginning of year..............         7,518,321         8,744,177       101,595,917       115,942,801
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      8,591,571  $      7,518,321  $    102,811,126  $    101,595,917
                                    ================  ================  ================  ================

                                           LMPVET ENTRUST PERMAL                     LMPVET QS
                                          ALTERNATIVE SELECT VIT           VARIABLE CONSERVATIVE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (152,721)  $          7,753  $        401,086  $        242,251
   Net realized gains (losses)....          (79,247)            80,328           439,055           942,532
   Change in unrealized gains
     (losses) on investments......         (159,883)         (765,231)         1,355,038       (2,209,185)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (391,851)         (677,150)         2,195,179       (1,024,402)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,840,979         8,874,963           449,435         1,035,737
   Net transfers (including fixed
     account).....................         1,159,704         1,570,693         1,119,642         (446,803)
   Contract charges...............           (2,243)             (117)         (473,039)         (480,958)
   Transfers for contract benefits
     and terminations.............         (824,579)         (215,662)       (2,695,104)       (3,179,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         3,173,861        10,229,877       (1,599,066)       (3,071,296)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,782,010         9,552,727           596,113       (4,095,698)
NET ASSETS:
   Beginning of year..............        10,193,761           641,034        38,239,774        42,335,472
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,975,771  $     10,193,761  $     38,835,887  $     38,239,774
                                    ================  ================  ================  ================

                                                 LMPVET QS                           LMPVET QS
                                              VARIABLE GROWTH                VARIABLE MODERATE GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         64,340  $       (32,392)  $          2,164  $        (2,671)
   Net realized gains (losses)....         3,988,123        11,860,631           105,411           148,483
   Change in unrealized gains
     (losses) on investments......         1,529,479      (14,921,753)          (54,300)         (187,401)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,581,942       (3,093,514)            53,275          (41,589)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           874,902         1,743,349            49,844               250
   Net transfers (including fixed
     account).....................         1,003,629         (333,878)           (4,788)             7,338
   Contract charges...............         (943,812)         (934,408)             (469)             (578)
   Transfers for contract benefits
     and terminations.............       (6,334,763)       (6,500,454)         (454,192)         (611,851)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,400,044)       (6,025,391)         (409,605)         (604,841)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           181,898       (9,118,905)         (356,330)         (646,430)
NET ASSETS:
   Beginning of year..............        83,641,315        92,760,220         1,277,408         1,923,838
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     83,823,213  $     83,641,315  $        921,078  $      1,277,408
                                    ================  ================  ================  ================

                                           LMPVIT WESTERN ASSET
                                      VARIABLE GLOBAL HIGH YIELD BOND
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,075,107  $      4,385,322
   Net realized gains (losses)....       (1,878,440)       (1,035,530)
   Change in unrealized gains
     (losses) on investments......         9,237,046      (10,052,056)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,433,713       (6,702,264)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,324,881         2,032,189
   Net transfers (including fixed
     account).....................       (2,102,281)         1,146,826
   Contract charges...............         (959,444)         (935,203)
   Transfers for contract benefits
     and terminations.............       (8,407,408)       (9,541,753)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,144,252)       (7,297,941)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,289,461      (14,000,205)
NET ASSETS:
   Beginning of year..............        86,641,483       100,641,688
                                    ----------------  ----------------
   End of year....................  $     87,930,944  $     86,641,483
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                          MFS VIT INVESTORS TRUST               MFS VIT NEW DISCOVERY
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016               2015              2016               2015
                                    ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (45)  $            (44)  $          (543)  $           (583)
   Net realized gains (losses)....             1,121              1,258             1,815              1,340
   Change in unrealized gains
     (losses) on investments......             (484)            (1,317)             1,685            (2,076)
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               592              (103)             2,957            (1,319)
                                    ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --                --                 --
   Net transfers (including fixed
     account).....................                --                 --                --                 --
   Contract charges...............                --                 --                --                 --
   Transfers for contract benefits
     and terminations.............             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (640)              (641)           (1,011)                 --
                                    ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............              (48)              (744)             1,946            (1,319)
NET ASSETS:
   Beginning of year..............             8,875              9,619            39,288             40,607
                                    ----------------  -----------------  ----------------  -----------------
   End of year....................  $          8,827  $           8,875  $         41,234  $          39,288
                                    ================  =================  ================  =================

                                                                                      MIST AB
                                             MFS VIT RESEARCH                GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (131)  $           (175)  $      5,973,861  $     62,557,398
   Net realized gains (losses)....             3,861              2,246        51,718,394       145,593,523
   Change in unrealized gains
     (losses) on investments......           (2,546)            (2,225)         9,838,368     (234,232,346)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             1,184              (154)        67,530,623      (26,081,425)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --        91,389,346        88,836,606
   Net transfers (including fixed
     account).....................                --                 --      (13,114,222)      (30,105,880)
   Contract charges...............                --                 --      (52,207,471)      (50,699,748)
   Transfers for contract benefits
     and terminations.............           (5,787)              (206)     (155,091,820)     (150,068,994)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (5,787)              (206)     (129,024,167)     (142,038,016)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (4,603)              (360)      (61,493,544)     (168,119,441)
NET ASSETS:
   Beginning of year..............            26,211             26,571     3,205,371,897     3,373,491,338
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         21,608  $          26,211  $  3,143,878,353  $  3,205,371,897
                                    ================  =================  ================  ================

                                            MIST ALLIANZ GLOBAL                  MIST AMERICAN FUNDS
                                    INVESTORS DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                    -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (969,724)  $        103,026  $       2,921,701  $    (4,482,300)
   Net realized gains (losses)....           (35,898)            80,869        275,771,097       215,019,789
   Change in unrealized gains
     (losses) on investments......          1,607,504       (2,070,984)       (91,485,327)     (279,267,105)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            601,882       (1,887,089)        187,207,471      (68,729,616)
                                    -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         16,857,944        21,268,070         75,145,456        46,401,519
   Net transfers (including fixed
     account).....................          8,788,221        24,102,547         17,486,675      (16,326,577)
   Contract charges...............        (1,007,330)         (433,447)       (41,225,539)      (41,218,470)
   Transfers for contract benefits
     and terminations.............        (3,883,641)       (1,169,475)      (203,968,674)     (220,038,847)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....         20,755,194        43,767,695      (152,562,082)     (231,182,375)
                                    -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         21,357,076        41,880,606         34,645,389     (299,911,991)
NET ASSETS:
   Beginning of year..............         60,867,062        18,986,456      3,117,922,583     3,417,834,574
                                    -----------------  ----------------  -----------------  ----------------
   End of year....................  $      82,224,138  $     60,867,062  $   3,152,567,972  $  3,117,922,583
                                    =================  ================  =================  ================

                                            MIST AMERICAN FUNDS
                                             GROWTH ALLOCATION
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (4,425,844)  $    (4,545,361)
   Net realized gains (losses)....        184,760,628       138,651,523
   Change in unrealized gains
     (losses) on investments......       (60,183,857)     (173,607,348)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        120,150,927      (39,501,186)
                                    -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         14,790,852        15,507,428
   Net transfers (including fixed
     account).....................        (7,001,718)        39,796,000
   Contract charges...............       (22,193,183)      (21,662,684)
   Transfers for contract benefits
     and terminations.............      (101,195,265)     (105,961,009)
                                    -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (115,599,314)      (72,320,265)
                                    -----------------  ----------------
     Net increase (decrease)
        in net assets.............          4,551,613     (111,821,451)
NET ASSETS:
   Beginning of year..............      1,740,439,216     1,852,260,667
                                    -----------------  ----------------
   End of year....................  $   1,744,990,829  $  1,740,439,216
                                    =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                               MIST AMERICAN FUNDS
                                        MIST AMERICAN FUNDS GROWTH             MODERATE ALLOCATION
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,607,989)  $    (4,210,525)  $      6,245,320  $      (742,833)
   Net realized gains (losses)....       167,126,272        77,901,351       107,146,104        91,723,600
   Change in unrealized gains
     (losses) on investments......     (113,400,426)      (42,270,399)      (30,620,445)     (125,905,095)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        46,117,857        31,420,427        82,770,979      (34,924,328)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,004,069        19,736,314        37,516,663        24,909,931
   Net transfers (including fixed
     account).....................       (2,350,119)      (12,600,811)        32,849,220      (20,846,417)
   Contract charges...............       (7,912,275)       (7,636,584)      (21,143,513)      (21,032,171)
   Transfers for contract benefits
     and terminations.............      (37,390,190)      (38,877,732)     (109,118,456)     (124,685,275)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (32,648,515)      (39,378,813)      (59,896,086)     (141,653,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        13,469,342       (7,958,386)        22,874,893     (176,578,260)
NET ASSETS:
   Beginning of year..............       640,713,098       648,671,484     1,567,578,863     1,744,157,123
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    654,182,440  $    640,713,098  $  1,590,453,756  $  1,567,578,863
                                    ================  ================  ================  ================

                                                                                   MIST BLACKROCK
                                       MIST AQR GLOBAL RISK BALANCED         GLOBAL TACTICAL STRATEGIES
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (34,268,735)  $     115,377,395  $      2,654,460  $      7,123,089
   Net realized gains (losses)....      (47,850,610)        251,089,847       416,909,101       243,465,110
   Change in unrealized gains
     (losses) on investments......       257,505,457      (667,747,163)     (270,413,192)     (328,370,852)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       175,386,112      (301,279,921)       149,150,369      (77,782,653)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,022,447         28,201,013       115,567,257       134,048,740
   Net transfers (including fixed
     account).....................      (61,831,482)      (121,209,615)      (57,324,406)      (31,355,267)
   Contract charges...............      (41,914,869)       (43,556,032)      (82,433,198)      (81,264,355)
   Transfers for contract benefits
     and terminations.............     (125,669,688)      (131,915,961)     (253,893,832)     (239,100,989)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....     (211,393,592)      (268,480,595)     (278,084,179)     (217,671,871)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (36,007,480)      (569,760,516)     (128,933,810)     (295,454,524)
NET ASSETS:
   Beginning of year..............     2,431,541,679      3,001,302,195     5,128,182,508     5,423,637,032
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $  2,395,534,199  $   2,431,541,679  $  4,999,248,698  $  5,128,182,508
                                    ================  =================  ================  ================


                                         MIST BLACKROCK HIGH YIELD         MIST CLARION GLOBAL REAL ESTATE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      11,580,248  $     15,488,328  $      1,523,432  $      7,184,764
   Net realized gains (losses)....        (3,986,750)         (855,525)         1,382,227         2,505,984
   Change in unrealized gains
     (losses) on investments......         18,199,885      (27,072,455)       (4,178,951)      (18,548,113)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,793,383      (12,439,652)       (1,273,292)       (8,857,365)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          3,939,058         5,471,471         3,372,054         6,581,398
   Net transfers (including fixed
     account).....................          8,925,766         (735,390)       (2,622,191)      (10,655,221)
   Contract charges...............        (2,708,304)       (2,632,432)       (3,088,944)       (3,206,471)
   Transfers for contract benefits
     and terminations.............       (14,990,899)      (16,959,483)      (21,750,625)      (25,491,389)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        (4,834,379)      (14,855,834)      (24,089,706)      (32,771,683)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         20,959,004      (27,295,486)      (25,362,998)      (41,629,048)
NET ASSETS:
   Beginning of year..............        210,920,401       238,215,887       288,549,595       330,178,643
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     231,879,405  $    210,920,401  $    263,186,597  $    288,549,595
                                    =================  ================  ================  ================

                                             MIST CLEARBRIDGE
                                             AGGRESSIVE GROWTH
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,588,236)  $    (7,967,160)
   Net realized gains (losses)....        22,877,688        32,724,227
   Change in unrealized gains
     (losses) on investments......      (14,020,970)      (55,137,738)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         3,268,482      (30,380,671)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,397,099         7,906,450
   Net transfers (including fixed
     account).....................      (19,419,615)            76,581
   Contract charges...............       (5,138,876)       (5,848,656)
   Transfers for contract benefits
     and terminations.............      (33,772,189)      (44,740,100)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (54,933,581)      (42,605,725)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (51,665,099)      (72,986,396)
NET ASSETS:
   Beginning of year..............       513,586,109       586,572,505
                                    ----------------  ----------------
   End of year....................  $    461,921,010  $    513,586,109
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST                               MIST
                                        GOLDMAN SACHS MID CAP VALUE       HARRIS OAKMARK INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,014,625)  $    (1,537,088)  $      3,149,253  $      9,400,785
   Net realized gains (losses)....         6,324,523        41,886,183        26,318,341        65,880,374
   Change in unrealized gains
     (losses) on investments......         9,272,110      (57,110,020)         6,566,866     (112,473,465)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,582,008      (16,760,925)        36,034,460      (37,192,306)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           919,911         1,725,815         6,425,156        10,330,585
   Net transfers (including fixed
     account).....................       (6,678,370)       (6,624,559)      (17,956,920)        16,006,472
   Contract charges...............       (1,261,981)       (1,388,967)       (6,093,836)       (6,520,686)
   Transfers for contract benefits
     and terminations.............      (10,641,399)      (16,267,720)      (37,856,237)      (50,590,499)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,661,839)      (22,555,431)      (55,481,837)      (30,774,128)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,079,831)      (39,316,356)      (19,447,377)      (67,966,434)
NET ASSETS:
   Beginning of year..............       139,196,313       178,512,669       595,542,818       663,509,252
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,116,482  $    139,196,313  $    576,095,441  $    595,542,818
                                    ================  ================  ================  ================

                                                  MIST
                                    INVESCO BALANCED-RISK ALLOCATION          MIST INVESCO COMSTOCK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (10,301,625)  $     11,979,804  $      7,486,419  $     11,114,213
   Net realized gains (losses)....       (2,513,753)        56,997,141        63,625,214        41,574,493
   Change in unrealized gains
     (losses) on investments......        91,035,525     (115,525,978)        32,001,192     (109,029,930)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        78,220,147      (46,549,033)       103,112,825      (56,341,224)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        50,176,000        56,430,784        10,601,201        17,077,620
   Net transfers (including fixed
     account).....................        89,247,502      (17,727,649)      (12,378,231)       (9,876,271)
   Contract charges...............      (13,936,272)      (12,556,466)       (8,170,800)       (8,381,443)
   Transfers for contract benefits
     and terminations.............      (40,178,930)      (34,902,367)      (50,036,257)      (56,194,121)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        85,308,300       (8,755,698)      (59,984,087)      (57,374,215)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       163,528,447      (55,304,731)        43,128,738     (113,715,439)
NET ASSETS:
   Beginning of year..............       777,069,714       832,374,445       699,284,637       813,000,076
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    940,598,161  $    777,069,714  $    742,413,375  $    699,284,637
                                    ================  ================  ================  ================


                                        MIST INVESCO MID CAP VALUE         MIST INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,197,834)  $    (2,735,590)  $    (4,386,925)  $    (4,819,029)
   Net realized gains (losses)....        13,095,340        15,336,973        49,880,127        83,195,090
   Change in unrealized gains
     (losses) on investments......        22,991,597      (40,654,275)      (18,425,902)      (87,413,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        33,889,103      (28,052,892)        27,067,300       (9,037,597)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,933,353         8,288,062         5,647,259         6,534,317
   Net transfers (including fixed
     account).....................         1,237,691        24,500,627       (6,176,045)        14,266,774
   Contract charges...............       (3,157,009)       (3,034,527)       (2,926,164)       (2,932,490)
   Transfers for contract benefits
     and terminations.............      (14,253,523)      (15,827,029)      (19,107,037)      (25,585,352)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,239,488)        13,927,133      (22,561,987)       (7,716,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        24,649,615      (14,125,759)         4,505,313      (16,754,348)
NET ASSETS:
   Beginning of year..............       244,281,850       258,407,609       291,887,925       308,642,273
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    268,931,465  $    244,281,850  $    296,393,238  $    291,887,925
                                    ================  ================  ================  ================


                                         MIST JPMORGAN CORE BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,214,903  $      2,801,534
   Net realized gains (losses)....         (155,743)         (395,625)
   Change in unrealized gains
     (losses) on investments......       (2,012,185)       (6,145,255)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,046,975       (3,739,346)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,488,610         3,649,306
   Net transfers (including fixed
     account).....................        19,870,012        13,754,017
   Contract charges...............       (4,561,818)       (4,484,730)
   Transfers for contract benefits
     and terminations.............      (22,381,738)      (23,734,420)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (3,584,934)      (10,815,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,537,959)      (14,555,173)
NET ASSETS:
   Beginning of year..............       340,682,787       355,237,960
                                    ----------------  ----------------
   End of year....................  $    339,144,828  $    340,682,787
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                   MIST
                                     JPMORGAN GLOBAL ACTIVE ALLOCATION      MIST JPMORGAN SMALL CAP VALUE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2016              2015                2016              2015
                                    ----------------  ----------------   -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,722,055  $     12,497,303   $          27,357  $       (98,903)
   Net realized gains (losses)....        17,866,051        45,696,444           1,990,651         2,956,831
   Change in unrealized gains
     (losses) on investments......       (9,890,380)      (65,128,206)           4,123,036       (5,123,070)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        15,697,726       (6,934,459)           6,141,044       (2,265,142)
                                    ----------------  ----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        75,632,639        77,822,224             377,114           621,500
   Net transfers (including fixed
     account).....................        12,735,511        76,566,196         (1,284,706)       (1,438,278)
   Contract charges...............      (16,205,205)      (13,964,421)           (300,537)         (305,249)
   Transfers for contract benefits
     and terminations.............      (46,438,860)      (38,679,798)         (1,690,161)       (1,411,453)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....        25,724,085       101,744,201         (2,898,290)       (2,533,480)
                                    ----------------  ----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets.............        41,421,811        94,809,742           3,242,754       (4,798,622)
NET ASSETS:
   Beginning of year..............     1,000,785,200       905,975,458          23,133,878        27,932,500
                                    ----------------  ----------------   -----------------  ----------------
   End of year....................  $  1,042,207,011  $  1,000,785,200   $      26,376,632  $     23,133,878
                                    ================  ================   =================  ================

                                                                                 MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS        EMERGING MARKETS EQUITY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        182,134  $          56,919  $    (2,095,800)  $      1,070,164
   Net realized gains (losses)....         9,600,422          5,682,307       (3,800,343)       (1,548,189)
   Change in unrealized gains
     (losses) on investments......       (5,021,627)        (5,830,670)        42,924,968      (63,266,929)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         4,760,929           (91,444)        37,028,825      (63,744,954)
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,629,123          1,604,265         4,919,847         5,760,880
   Net transfers (including fixed
     account).....................       (7,028,228)        (3,286,915)      (10,048,590)        27,512,370
   Contract charges...............       (1,788,348)        (1,847,018)       (4,895,870)       (4,761,010)
   Transfers for contract benefits
     and terminations.............      (10,360,270)       (12,330,707)      (21,935,749)      (25,219,474)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (17,547,723)       (15,860,375)      (31,960,362)         3,292,766
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,786,794)       (15,951,819)         5,068,463      (60,452,188)
NET ASSETS:
   Beginning of year..............       161,399,211        177,351,030       365,167,198       425,619,386
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    148,612,417  $     161,399,211  $    370,235,661  $    365,167,198
                                    ================  =================  ================  ================

                                                                                       MIST
                                      MIST MET/ARTISAN INTERNATIONAL       MET/EATON VANCE FLOATING RATE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016            2015 (a)            2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (497)  $          (369)  $      1,532,327  $      1,437,029
   Net realized gains (losses)....             (407)             (764)         (526,227)         (376,676)
   Change in unrealized gains
     (losses) on investments......          (17,443)           (3,854)         3,593,742       (2,605,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (18,347)           (4,987)         4,599,842       (1,545,294)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           134,986           113,826         1,034,528         1,581,532
   Net transfers (including fixed
     account).....................             3,749            20,716         1,584,549       (1,657,616)
   Contract charges...............              (34)                --         (623,176)         (665,463)
   Transfers for contract benefits
     and terminations.............           (7,823)           (8,396)       (5,796,986)       (7,593,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           130,878           126,146       (3,801,085)       (8,334,998)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           112,531           121,159           798,757       (9,880,292)
NET ASSETS:
   Beginning of year..............           121,159                --        64,028,918        73,909,210
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        233,690  $        121,159  $     64,827,675  $     64,028,918
                                    ================  ================  ================  ================

                                            MIST MET/FRANKLIN
                                        LOW DURATION TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,005,297  $      2,577,678
   Net realized gains (losses)....       (1,131,686)         (701,699)
   Change in unrealized gains
     (losses) on investments......         1,355,961       (5,428,085)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,229,572       (3,552,106)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,614,780         5,599,233
   Net transfers (including fixed
     account).....................       (2,839,999)             4,590
   Contract charges...............       (1,945,246)       (2,052,441)
   Transfers for contract benefits
     and terminations.............      (12,067,365)      (15,141,099)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (15,237,830)      (11,589,717)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (13,008,258)      (15,141,823)
NET ASSETS:
   Beginning of year..............       157,983,094       173,124,917
                                    ----------------  ----------------
   End of year....................  $    144,974,836  $    157,983,094
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                    MIST                          MIST MET/WELLINGTON
                                      MET/TEMPLETON INTERNATIONAL BOND            LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (595,099)  $       3,038,946  $         87,871  $       (152,730)
   Net realized gains (losses).....       (1,008,231)          (460,924)         1,505,098          2,189,696
   Change in unrealized gains
     (losses) on investments.......         1,285,705        (5,136,661)         (634,599)        (1,564,663)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (317,625)        (2,558,639)           958,370            472,303
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           351,551          1,008,123           238,593            369,764
   Net transfers (including fixed
     account)......................          (27,849)             43,895         (265,280)          (990,704)
   Contract charges................         (574,332)          (616,606)         (205,310)          (209,942)
   Transfers for contract benefits
     and terminations..............       (2,287,396)        (2,711,377)       (1,041,933)        (1,284,833)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (2,538,026)        (2,275,965)       (1,273,930)        (2,115,715)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (2,855,651)        (4,834,604)         (315,560)        (1,643,412)
NET ASSETS:
   Beginning of year...............        42,349,271         47,183,875        15,616,983         17,260,395
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     39,493,620  $      42,349,271  $     15,301,423  $      15,616,983
                                     ================  =================  ================  =================


                                      MIST METLIFE ASSET ALLOCATION 100       MIST METLIFE BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,646,362  $     (2,016,259)  $     99,157,622  $      49,287,588
   Net realized gains (losses).....        77,714,514         61,106,802        83,546,261        446,515,766
   Change in unrealized gains
     (losses) on investments.......      (42,750,032)       (79,692,789)       262,223,058      (884,673,039)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        38,610,844       (20,602,246)       444,926,941      (388,869,685)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,336,940          5,354,211       157,046,169        208,140,346
   Net transfers (including fixed
     account)......................      (19,949,139)        (6,689,447)       111,182,918        (4,605,195)
   Contract charges................       (4,987,628)        (5,117,777)     (107,705,162)      (103,967,586)
   Transfers for contract benefits
     and terminations..............      (36,048,067)       (38,701,487)     (343,550,385)      (315,728,010)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (56,647,894)       (45,154,500)     (183,026,460)      (216,160,445)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (18,037,050)       (65,756,746)       261,900,481      (605,030,130)
NET ASSETS:
   Beginning of year...............       575,818,048        641,574,794     6,663,424,002      7,268,454,132
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    557,780,998  $     575,818,048  $  6,925,324,483  $   6,663,424,002
                                     ================  =================  ================  =================

                                                    MIST
                                      METLIFE MULTI-INDEX TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016              2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (371,686)  $     (1,034,215)  $    (1,309,213)  $     (4,039,297)
   Net realized gains (losses).....           284,022         14,297,878         5,062,414        102,531,369
   Change in unrealized gains
     (losses) on investments.......        23,166,215       (32,052,767)        59,471,093      (116,797,548)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,078,551       (18,789,104)        63,224,294       (18,305,476)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       146,003,566        110,393,305         1,349,329          1,334,115
   Net transfers (including fixed
     account)......................        85,670,437        151,542,191      (11,765,305)       (10,754,879)
   Contract charges................      (11,135,104)        (7,735,258)       (1,989,354)        (2,014,570)
   Transfers for contract benefits
     and terminations..............      (29,873,770)       (23,093,748)      (20,501,444)       (24,985,104)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       190,665,129        231,106,490      (32,906,774)       (36,420,438)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       213,743,680        212,317,386        30,317,520       (54,725,914)
NET ASSETS:
   Beginning of year...............       633,831,341        421,513,955       236,287,986        291,013,900
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $    847,575,021  $     633,831,341  $    266,605,506  $     236,287,986
                                     ================  =================  ================  =================


                                      MIST MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,087,152  $      3,284,984
   Net realized gains (losses).....       (1,908,775)           894,053
   Change in unrealized gains
     (losses) on investments.......       (5,640,472)      (12,677,983)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (6,462,095)       (8,498,946)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,345,413         4,293,533
   Net transfers (including fixed
     account)......................         1,343,494        12,947,453
   Contract charges................       (2,432,236)       (2,475,924)
   Transfers for contract benefits
     and terminations..............      (18,900,434)      (22,193,367)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (17,643,763)       (7,428,305)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (24,105,858)      (15,927,251)
NET ASSETS:
   Beginning of year...............       271,985,758       287,913,009
                                     ----------------  ----------------
   End of year.....................  $    247,879,900  $    271,985,758
                                     ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                  MIST
                                      MORGAN STANLEY MID CAP GROWTH      MIST OPPENHEIMER GLOBAL EQUITY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,927,589)  $    (3,327,105)  $      (294,846)  $     (305,773)
   Net realized gains (losses)....         2,940,257         4,570,410         3,506,252        3,512,456
   Change in unrealized gains
     (losses) on investments......      (20,657,747)      (15,910,469)       (4,061,196)      (1,038,937)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (20,645,079)      (14,667,164)         (849,790)        2,167,746
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,154,126         8,883,221           796,758        1,219,267
   Net transfers (including fixed
     account).....................        10,765,513         1,774,364         1,559,887      (2,158,048)
   Contract charges...............       (2,683,209)       (2,819,561)         (535,014)        (574,746)
   Transfers for contract benefits
     and terminations.............      (11,898,645)      (13,239,136)       (6,477,083)      (7,738,730)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,337,785       (5,401,112)       (4,655,452)      (9,252,257)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (19,307,294)      (20,068,276)       (5,505,242)      (7,084,511)
NET ASSETS:
   Beginning of year..............       220,460,412       240,528,688        65,266,488       72,350,999
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $    201,153,118  $    220,460,412  $     59,761,246  $    65,266,488
                                    ================  ================  ================  ===============

                                                  MIST                             MIST PIMCO
                                    PANAGORA GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       978,295  $      (132,986)  $    (9,898,158)  $     23,465,868
   Net realized gains (losses)....        1,816,019            59,506      (10,740,646)      (12,024,645)
   Change in unrealized gains
     (losses) on investments......      (2,298,273)       (1,391,238)        40,944,062      (43,226,004)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          496,041       (1,464,718)        20,305,258      (31,784,781)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       21,255,721         7,308,625         3,240,908         4,037,726
   Net transfers (including fixed
     account).....................       63,435,064         5,964,473        17,081,530       (8,720,486)
   Contract charges...............        (700,033)         (168,361)       (7,965,099)       (8,087,358)
   Transfers for contract benefits
     and terminations.............      (2,852,672)         (677,893)      (44,800,654)      (53,138,748)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       81,138,080        12,426,844      (32,443,315)      (65,908,866)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       81,634,121        10,962,126      (12,138,057)      (97,693,647)
NET ASSETS:
   Beginning of year..............       21,123,770        10,161,644       634,902,757       732,596,404
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $   102,757,891  $     21,123,770  $    622,764,700  $    634,902,757
                                    ===============  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN        MIST PYRAMIS GOVERNMENT INCOME
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     15,567,461  $     62,753,001  $      5,121,802  $      5,912,789
   Net realized gains (losses)....       (9,752,580)        12,734,375           484,438         (146,659)
   Change in unrealized gains
     (losses) on investments......        11,149,277      (99,708,652)       (5,834,587)      (11,685,773)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,964,158      (24,221,276)         (228,347)       (5,919,643)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        10,347,774        11,483,909        15,864,750        10,291,987
   Net transfers (including fixed
     account).....................      (15,057,846)      (60,045,845)        44,787,356        21,792,687
   Contract charges...............      (18,905,496)      (19,181,926)      (12,288,781)      (11,384,051)
   Transfers for contract benefits
     and terminations.............     (108,958,935)     (133,249,327)      (50,418,725)      (44,187,565)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (132,574,503)     (200,993,189)       (2,055,400)      (23,486,942)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (115,610,345)     (225,214,465)       (2,283,747)      (29,406,585)
NET ASSETS:
   Beginning of year..............     1,561,823,561     1,787,038,026       651,039,693       680,446,278
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  1,446,213,216  $  1,561,823,561  $    648,755,946  $    651,039,693
                                    ================  ================  ================  ================


                                        MIST PYRAMIS MANAGED RISK
                                               SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,665,946)  $   (2,007,729)
   Net realized gains (losses)....         1,126,613        8,573,592
   Change in unrealized gains
     (losses) on investments......        14,310,453     (18,736,202)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,771,120     (12,170,339)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        37,420,704       41,633,612
   Net transfers (including fixed
     account).....................        41,259,942      178,575,410
   Contract charges...............       (5,650,668)      (3,482,370)
   Transfers for contract benefits
     and terminations.............      (21,503,630)     (16,426,832)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        51,526,348      200,299,820
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............        64,297,468      188,129,481
NET ASSETS:
   Beginning of year..............       351,642,870      163,513,389
                                    ----------------  ---------------
   End of year....................  $    415,940,338  $   351,642,870
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MIST SCHRODERS GLOBAL MULTI-ASSET   MIST SSGA GROWTH AND INCOME ETF
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (41,848)  $    (2,230,760)  $     11,412,496  $     11,496,565
   Net realized gains (losses)....         9,121,877        17,165,832        76,689,439        96,130,725
   Change in unrealized gains
     (losses) on investments......        14,289,470      (29,873,677)      (34,109,060)     (155,135,668)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,369,499      (14,938,605)        53,992,875      (47,508,378)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        26,804,004        35,201,400        22,979,145        21,766,022
   Net transfers (including fixed
     account).....................         1,726,932        81,935,629      (35,921,094)      (22,073,877)
   Contract charges...............       (9,116,567)       (8,094,448)      (17,584,989)      (18,156,689)
   Transfers for contract benefits
     and terminations.............      (28,231,649)      (24,612,353)      (82,883,163)      (97,925,260)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,817,280)        84,430,228     (113,410,101)     (116,389,804)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        14,552,219        69,491,623      (59,417,226)     (163,898,182)
NET ASSETS:
   Beginning of year..............       562,872,602       493,380,979     1,349,807,450     1,513,705,632
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    577,424,821  $    562,872,602  $  1,290,390,224  $  1,349,807,450
                                    ================  ================  ================  ================


                                           MIST SSGA GROWTH ETF         MIST T. ROWE PRICE LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,695,036  $      2,269,909  $      9,316,005  $         527,754
   Net realized gains (losses)....        30,709,532        33,558,305        97,464,171         29,555,568
   Change in unrealized gains
     (losses) on investments......      (11,006,299)      (54,174,177)      (12,601,645)       (69,547,913)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,398,269      (18,345,963)        94,178,531       (39,464,591)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,770,076         7,054,310         8,548,777         10,615,106
   Net transfers (including fixed
     account).....................       (8,203,434)         9,763,304       (6,993,418)       (11,574,647)
   Contract charges...............       (5,726,100)       (5,722,795)       (4,671,865)        (4,674,135)
   Transfers for contract benefits
     and terminations.............      (23,760,861)      (27,279,503)      (59,133,973)       (77,867,417)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,920,319)      (16,184,684)      (62,250,479)       (83,501,093)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (12,522,050)      (34,530,647)        31,928,052      (122,965,684)
NET ASSETS:
   Beginning of year..............       467,274,058       501,804,705       715,850,738        838,816,422
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $    454,752,008  $    467,274,058  $    747,778,790  $     715,850,738
                                    ================  ================  ================  =================

                                                  MIST
                                      T. ROWE PRICE MID CAP GROWTH         MIST TCW CORE FIXED INCOME
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016            2015 (b)
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,333,776)  $    (8,239,927)  $        (1,112)  $          (228)
   Net realized gains (losses)....        77,584,230       108,417,654              (86)               (4)
   Change in unrealized gains
     (losses) on investments......      (49,804,269)      (73,202,424)           (1,515)             (184)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        20,446,185        26,975,303           (2,713)             (416)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,471,810         3,040,163            67,810            59,306
   Net transfers (including fixed
     account).....................      (10,933,992)      (34,784,143)           154,898            15,279
   Contract charges...............       (4,880,554)       (5,053,956)             (426)                --
   Transfers for contract benefits
     and terminations.............      (31,973,648)      (42,109,408)                --           (1,000)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (43,316,384)      (78,907,344)           222,282            73,585
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (22,870,199)      (51,932,041)           219,569            73,169
NET ASSETS:
   Beginning of year..............       485,654,167       537,586,208            73,169                --
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    462,783,968  $    485,654,167  $        292,738  $         73,169
                                    ================  ================  ================  ================

                                                    MSF
                                    BAILLIE GIFFORD INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                    ------------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (358,899)  $      (271,859)
   Net realized gains (losses)....         1,625,583         3,508,939
   Change in unrealized gains
     (losses) on investments......         7,350,769      (10,663,827)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,617,453       (7,426,747)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,435,007         1,385,690
   Net transfers (including fixed
     account).....................       (3,447,836)      (10,590,297)
   Contract charges...............       (2,978,189)       (3,102,764)
   Transfers for contract benefits
     and terminations.............      (15,218,207)      (16,356,797)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (20,209,225)      (28,664,168)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,591,772)      (36,090,915)
NET ASSETS:
   Beginning of year..............       233,411,516       269,502,431
                                    ----------------  ----------------
   End of year....................  $    221,819,744  $    233,411,516
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                     MSF BARCLAYS AGGREGATE BOND INDEX        MSF BLACKROCK BOND INCOME
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,936,404  $      2,774,012   $      1,021,734  $      1,289,428
   Net realized gains (losses)....          (40,488)         (126,236)            (7,093)           833,937
   Change in unrealized gains
     (losses) on investments......       (2,592,464)       (6,456,221)          (212,769)       (2,926,902)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,303,452       (3,808,445)            801,872         (803,537)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        30,163,105        21,367,597          4,112,157         4,381,285
   Net transfers (including fixed
     account).....................        60,238,116        35,972,097          7,482,169         8,341,934
   Contract charges...............       (4,030,668)       (2,855,104)          (846,113)         (712,128)
   Transfers for contract benefits
     and terminations.............      (24,282,675)      (19,044,499)        (6,120,099)       (5,777,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        62,087,878        35,440,091          4,628,114         6,233,836
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............        63,391,330        31,631,646          5,429,986         5,430,299
NET ASSETS:
   Beginning of year..............       245,107,645       213,475,999         69,045,344        63,615,045
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    308,498,975  $    245,107,645   $     74,475,330  $     69,045,344
                                    ================  ================   ================  ================

                                                    MSF
                                      BLACKROCK CAPITAL APPRECIATION       MSF BLACKROCK LARGE CAP VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (217,485)  $      (237,170)  $         14,083  $         21,337
   Net realized gains (losses)....         1,398,745         3,380,193           184,701           294,376
   Change in unrealized gains
     (losses) on investments......       (1,411,365)       (2,490,455)           531,674         (639,612)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (230,105)           652,568           730,458         (323,899)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           698,086           702,398           517,735           590,441
   Net transfers (including fixed
     account).....................           400,373           113,015           122,400           157,108
   Contract charges...............         (122,760)         (124,569)           (1,953)             (156)
   Transfers for contract benefits
     and terminations.............         (947,754)       (1,728,698)         (492,830)         (476,050)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......            27,945       (1,037,854)           145,352           271,343
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (202,160)         (385,286)           875,810          (52,556)
NET ASSETS:
   Beginning of year..............        14,301,142        14,686,428         4,149,008         4,201,564
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,098,982  $     14,301,142  $      5,024,818  $      4,149,008
                                    ================  ================  ================  ================

                                                    MSF
                                      BLACKROCK ULTRA-SHORT TERM BOND       MSF FRONTIER MID CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,317)  $    (6,027,107)  $    (1,111,280)  $    (1,351,696)
   Net realized gains (losses)....            57,290                --         8,350,119        14,193,562
   Change in unrealized gains
     (losses) on investments......           390,465                --       (4,923,796)      (11,177,142)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (5,498,562)       (6,027,107)         2,315,043         1,664,724
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        22,629,305        38,032,970           459,936           560,464
   Net transfers (including fixed
     account).....................         2,241,216        72,942,198       (1,795,582)         (742,070)
   Contract charges...............       (4,507,711)       (4,210,469)         (696,983)         (814,235)
   Transfers for contract benefits
     and terminations.............      (69,743,801)      (98,033,180)       (7,462,054)       (8,311,622)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (49,380,991)         8,731,519       (9,494,683)       (9,307,463)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,879,553)         2,704,412       (7,179,640)       (7,642,739)
NET ASSETS:
   Beginning of year..............       398,590,779       395,886,367        73,654,799        81,297,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    343,711,226  $    398,590,779  $     66,475,159  $     73,654,799
                                    ================  ================  ================  ================


                                            MSF JENNISON GROWTH
                                                SUB-ACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (7,224,509)  $   (8,255,608)
   Net realized gains (losses)....        66,596,672      100,462,145
   Change in unrealized gains
     (losses) on investments......      (68,013,517)     (47,555,352)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,641,354)       44,651,185
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,534,813        3,569,781
   Net transfers (including fixed
     account).....................       (5,166,821)     (26,498,929)
   Contract charges...............       (4,030,249)      (4,176,518)
   Transfers for contract benefits
     and terminations.............      (38,760,187)     (45,499,489)
                                    ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (45,422,444)     (72,605,155)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (54,063,798)     (27,953,970)
NET ASSETS:
   Beginning of year..............       501,066,353      529,020,323
                                    ----------------  ---------------
   End of year....................  $    447,002,555  $   501,066,353
                                    ================  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                          MSF
                                      MSF LOOMIS SAYLES SMALL CAP CORE      LOOMIS SAYLES SMALL CAP GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016               2015              2016               2015
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (213,402)  $      (234,690)  $         (3,388)  $        (3,584)
   Net realized gains (losses).....          1,253,265         1,994,940             24,565            47,572
   Change in unrealized gains
     (losses) on investments.......          1,063,527       (2,197,811)            (5,480)          (43,867)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,103,390         (437,561)             15,697               121
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            395,602           422,787                 --            17,612
   Net transfers (including fixed
     account)......................            133,951          (62,478)            (2,393)            23,125
   Contract charges................          (190,175)         (186,706)            (1,255)           (1,118)
   Transfers for contract benefits
     and terminations..............          (792,777)         (691,869)           (48,133)           (4,466)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (453,399)         (518,266)           (51,781)            35,153
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          1,649,991         (955,827)           (36,084)            35,274
NET ASSETS:
   Beginning of year...............         12,750,644        13,706,471            328,707           293,433
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      14,400,635  $     12,750,644  $         292,623  $        328,707
                                     =================  ================  =================  ================

                                                                                  MSF MET/DIMENSIONAL
                                        MSF MET/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,440,519)  $    (1,466,298)  $        197,982  $         48,982
   Net realized gains (losses).....         22,590,770        32,839,034         1,959,511         9,734,312
   Change in unrealized gains
     (losses) on investments.......         17,360,148      (55,970,793)         (120,230)       (7,397,341)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         38,510,399      (24,598,057)         2,037,263         2,385,953
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,644,637         1,435,147           541,256           899,458
   Net transfers (including fixed
     account)......................          1,133,610       (3,489,375)       (3,621,425)         6,674,328
   Contract charges................        (1,473,008)       (1,479,616)         (658,618)         (620,871)
   Transfers for contract benefits
     and terminations..............       (17,651,427)      (21,273,771)       (3,537,341)       (4,404,157)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (16,346,188)      (24,807,615)       (7,276,128)         2,548,758
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         22,164,211      (49,405,672)       (5,238,865)         4,934,711
NET ASSETS:
   Beginning of year...............        194,979,851       244,385,523        63,108,799        58,174,088
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     217,144,062  $    194,979,851  $     57,869,934  $     63,108,799
                                     =================  ================  ================  ================

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES        MSF METLIFE ASSET ALLOCATION 20
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      1,219,469  $        287,887  $       1,616,202  $        193,571
   Net realized gains (losses).....        34,882,524       210,355,423          2,468,000         1,389,983
   Change in unrealized gains
     (losses) on investments.......       (1,075,951)     (207,207,827)        (1,234,614)       (2,880,050)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        35,026,042         3,435,483          2,849,588       (1,296,496)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,606,124         3,414,204          4,250,508         2,053,677
   Net transfers (including fixed
     account)......................       276,900,705      (35,779,438)         39,568,195        27,590,957
   Contract charges................       (6,982,057)       (4,607,450)        (1,078,648)         (543,349)
   Transfers for contract benefits
     and terminations..............      (49,347,852)      (47,777,157)        (9,572,655)       (3,923,720)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       225,176,920      (84,749,841)         33,167,400        25,177,565
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       260,202,962      (81,314,358)         36,016,988        23,881,069
NET ASSETS:
   Beginning of year...............       527,700,755       609,015,113         65,568,612        41,687,543
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    787,903,717  $    527,700,755  $     101,585,600  $     65,568,612
                                     ================  ================  =================  ================


                                       MSF METLIFE ASSET ALLOCATION 40
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      81,100,363  $   (60,476,835)
   Net realized gains (losses).....        235,969,851       270,937,811
   Change in unrealized gains
     (losses) on investments.......      (140,238,049)     (322,220,355)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        176,832,165     (111,759,379)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         19,515,378        24,369,785
   Net transfers (including fixed
     account)......................       (85,050,362)     (213,524,358)
   Contract charges................       (47,232,692)      (49,617,104)
   Transfers for contract benefits
     and terminations..............      (346,107,872)     (392,793,086)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (458,875,548)     (631,564,763)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (282,043,383)     (743,324,142)
NET ASSETS:
   Beginning of year...............      4,248,132,666     4,991,456,808
                                     -----------------  ----------------
   End of year.....................  $   3,966,089,283  $  4,248,132,666
                                     =================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                      MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    101,922,722  $   (74,908,862)  $     74,843,650  $   (80,359,716)
   Net realized gains (losses)....       531,046,260       481,588,073       621,512,825       310,019,865
   Change in unrealized gains
     (losses) on investments......     (294,350,528)     (594,962,543)     (352,024,646)     (421,371,788)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       338,618,454     (188,283,332)       344,331,829     (191,711,639)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        44,053,111        51,082,227        25,414,383        38,874,727
   Net transfers (including fixed
     account).....................      (75,462,340)     (102,720,147)     (115,627,973)      (40,164,388)
   Contract charges...............      (72,256,944)      (74,049,982)      (60,722,586)      (61,430,326)
   Transfers for contract benefits
     and terminations.............     (477,632,589)     (546,730,912)     (369,144,991)     (439,432,331)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (581,298,762)     (672,418,814)     (520,081,167)     (502,152,318)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (242,680,308)     (860,702,146)     (175,749,338)     (693,863,957)
NET ASSETS:
   Beginning of year..............     6,667,289,010     7,527,991,156     5,814,030,390     6,507,894,347
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $  6,424,608,702  $  6,667,289,010  $  5,638,281,052  $  5,814,030,390
                                    ================  ================  ================  ================

                                      MSF METLIFE MID CAP STOCK INDEX         MSF METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (552,034)  $      (669,052)  $      1,338,523  $      (347,601)
   Net realized gains (losses)....        11,662,760        11,113,039        44,048,436        54,311,839
   Change in unrealized gains
     (losses) on investments......        11,268,443      (15,667,437)         6,384,703      (57,710,605)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        22,379,169       (5,223,450)        51,771,662       (3,746,367)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,058,317         5,977,751        11,055,623        11,741,788
   Net transfers (including fixed
     account).....................        13,080,377         3,888,248        30,277,877       (7,225,683)
   Contract charges...............       (1,110,917)       (1,048,036)       (4,394,187)       (4,442,697)
   Transfers for contract benefits
     and terminations.............       (8,266,622)       (9,847,097)      (47,239,994)      (53,641,340)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         7,761,155       (1,029,134)      (10,300,681)      (53,567,932)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        30,140,324       (6,252,584)        41,470,981      (57,314,299)
NET ASSETS:
   Beginning of year..............       121,483,288       127,735,872       553,515,934       610,830,233
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    151,623,612  $    121,483,288  $    594,986,915  $    553,515,934
                                    ================  ================  ================  ================

                                           MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2016              2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         513,233  $        419,715  $      1,355,107  $      2,273,415
   Net realized gains (losses)....          2,609,590         1,095,835        23,506,038        43,175,247
   Change in unrealized gains
     (losses) on investments......          (168,660)       (2,338,023)         5,602,006      (49,745,547)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          2,954,163         (822,473)        30,463,151       (4,296,885)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            749,038         1,643,867         3,785,944         4,166,108
   Net transfers (including fixed
     account).....................            316,277         1,396,264        20,770,407        17,714,601
   Contract charges...............          (294,999)         (284,691)       (2,969,258)       (2,641,500)
   Transfers for contract benefits
     and terminations.............        (4,734,648)       (5,431,228)      (17,315,565)      (20,453,721)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......        (3,964,332)       (2,675,788)         4,271,528       (1,214,512)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,010,169)       (3,498,261)        34,734,679       (5,511,397)
NET ASSETS:
   Beginning of year..............         42,319,194        45,817,455       249,890,569       255,401,966
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $      41,309,025  $     42,319,194  $    284,625,248  $    249,890,569
                                    =================  ================  ================  ================

                                            MSF MSCI EAFE INDEX
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        940,243  $      1,740,713
   Net realized gains (losses)....         (241,323)           673,901
   Change in unrealized gains
     (losses) on investments......         (858,390)       (5,975,929)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (159,470)       (3,561,315)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,997,982         4,624,296
   Net transfers (including fixed
     account).....................         7,944,110         6,652,908
   Contract charges...............       (1,022,996)       (1,032,788)
   Transfers for contract benefits
     and terminations.............       (5,255,908)       (8,003,438)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         4,663,188         2,240,978
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,503,718       (1,320,337)
NET ASSETS:
   Beginning of year..............        99,902,951       101,223,288
                                    ----------------  ----------------
   End of year....................  $    104,406,669  $     99,902,951
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                      MSF NEUBERGER BERMAN GENESIS            MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,743,740)  $    (2,005,253)  $      (588,763)  $      (772,570)
   Net realized gains (losses)....         4,670,391         5,492,282        10,623,295        14,703,805
   Change in unrealized gains
     (losses) on investments......        16,403,111       (4,849,556)        12,954,748      (21,801,085)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        19,329,762       (1,362,527)        22,989,280       (7,869,850)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,149,152         1,474,898         2,739,217         3,655,588
   Net transfers (including fixed
     account).....................       (8,416,119)       (3,545,710)       (2,241,509)         1,761,396
   Contract charges...............       (1,202,775)       (1,236,383)       (1,250,753)       (1,338,539)
   Transfers for contract benefits
     and terminations.............       (9,696,351)      (13,484,634)       (8,064,211)      (11,537,242)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,166,093)      (16,791,829)       (8,817,256)       (7,458,797)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,163,669      (18,154,356)        14,172,024      (15,328,647)
NET ASSETS:
   Beginning of year..............       131,949,869       150,104,225       129,529,499       144,858,146
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    133,113,538  $    131,949,869  $    143,701,523  $    129,529,499
                                    ================  ================  ================  ================

                                                    MSF                                 MSF
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,321,056)  $    (2,957,599)  $       (158,005)  $      (160,395)
   Net realized gains (losses)....        24,174,828        34,270,652          1,737,507         1,535,562
   Change in unrealized gains
     (losses) on investments......      (21,885,537)      (16,807,403)          (343,061)       (1,319,353)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,031,765)        14,505,650          1,236,441            55,814
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,465,210         4,861,358          1,135,684         1,208,773
   Net transfers (including fixed
     account).....................      (15,563,299)        65,812,017          (424,023)         1,417,304
   Contract charges...............       (2,098,114)       (1,679,181)           (65,427)          (67,963)
   Transfers for contract benefits
     and terminations.............      (16,742,262)      (17,010,364)          (709,343)         (775,788)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (28,938,465)        51,983,830           (63,109)         1,782,326
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,970,230)        66,489,480          1,173,332         1,838,140
NET ASSETS:
   Beginning of year..............       233,448,817       166,959,337         11,814,560         9,976,420
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $    203,478,587  $    233,448,817  $      12,987,892  $     11,814,560
                                    ================  ================  =================  ================

                                                    MSF                    MSF WESTERN ASSET MANAGEMENT
                                     VAN ECK GLOBAL NATURAL RESOURCES      STRATEGIC BOND OPPORTUNITIES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (817,168)  $    (1,169,677)  $       6,258,190  $          1,666
   Net realized gains (losses)....       (8,797,189)       (1,908,883)          1,831,076              (74)
   Change in unrealized gains
     (losses) on investments......        41,329,617      (29,752,057)         30,665,968           (7,019)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,715,260      (32,830,617)         38,755,234           (5,427)
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           540,665           905,618          6,741,904            98,520
   Net transfers (including fixed
     account).....................      (12,765,187)        23,947,255      1,071,425,957            89,485
   Contract charges...............       (1,347,635)       (1,200,210)        (8,025,524)                --
   Transfers for contract benefits
     and terminations.............       (4,973,728)       (5,238,300)       (59,024,383)              (11)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (18,545,885)        18,414,363      1,011,117,954           187,994
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............        13,169,375      (14,416,254)      1,049,873,188           182,567
NET ASSETS:
   Beginning of year..............        74,871,874        89,288,128            195,310            12,743
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $     88,041,249  $     74,871,874  $   1,050,068,498  $        195,310
                                    ================  ================  =================  ================

                                             MSF WESTERN ASSET
                                        MANAGEMENT U.S. GOVERNMENT
                                                SUB-ACCOUNT
                                    -----------------------------------
                                          2016               2015
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,541,592  $       1,639,088
   Net realized gains (losses)....         (359,178)           (87,820)
   Change in unrealized gains
     (losses) on investments......       (3,071,886)        (4,546,618)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (889,472)        (2,995,350)
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,839,053          4,788,989
   Net transfers (including fixed
     account).....................         3,483,398         14,987,445
   Contract charges...............       (3,417,794)        (3,201,899)
   Transfers for contract benefits
     and terminations.............      (21,968,669)       (21,366,180)
                                    ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,064,012)        (4,791,645)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............      (17,953,484)        (7,786,995)
NET ASSETS:
   Beginning of year..............       268,298,667        276,085,662
                                    ----------------  -----------------
   End of year....................  $    250,345,183  $     268,298,667
                                    ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        NEUBERGER BERMAN GENESIS            OPPENHEIMER VA CORE BOND
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2016             2015              2016              2015
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (60)  $           (75)  $            165  $            216
   Net realized gains (losses)....            1,095             1,363             (587)             (275)
   Change in unrealized gains
     (losses) on investments......              214           (1,296)               571                29
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            1,249               (8)               149              (30)
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               --                --                --                --
   Net transfers (including fixed
     account).....................               --                --                --                --
   Contract charges...............               --                --                --                --
   Transfers for contract benefits
     and terminations.............          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (1,907)           (1,783)           (1,907)             (839)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            (658)           (1,791)           (1,758)             (869)
NET ASSETS:
   Beginning of year..............            7,222             9,013             7,477             8,346
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $         6,564  $          7,222  $          5,719  $          7,477
                                    ===============  ================  ================  ================

                                                                                  OPPENHEIMER VA
                                     OPPENHEIMER VA GOVERNMENT MONEY           MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016             2015               2016              2015
                                    ----------------  ---------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (48)  $          (50)   $    (1,193,648)  $      (857,651)
   Net realized gains (losses)....                --               --          6,500,090        21,226,168
   Change in unrealized gains
     (losses) on investments......                --               --         11,237,743      (28,993,857)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............              (48)             (50)         16,544,185       (8,625,340)
                                    ----------------  ---------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               --          1,327,499         2,437,344
   Net transfers (including fixed
     account).....................                --               --        (2,886,762)       (2,506,338)
   Contract charges...............                --               --        (1,283,015)       (1,313,735)
   Transfers for contract benefits
     and terminations.............             (148)            (151)        (7,757,953)       (7,209,455)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......             (148)            (151)       (10,600,231)       (8,592,184)
                                    ----------------  ---------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............             (196)            (201)          5,943,954      (17,217,524)
NET ASSETS:
   Beginning of year..............             3,592            3,793        109,248,990       126,466,514
                                    ----------------  ---------------   ----------------  ----------------
   End of year....................  $          3,396  $         3,592   $    115,192,944  $    109,248,990
                                    ================  ===============   ================  ================

                                                                                    PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET         COMMODITYREALRETURN STRATEGY
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2016              2015             2016              2015
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (264)  $          (504)  $       (1,454)  $          1,234
   Net realized gains (losses)....            14,724            18,609          (4,882)           (4,694)
   Change in unrealized gains
     (losses) on investments......           (4,604)          (16,156)           50,041          (56,415)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             9,856             1,949           43,705          (59,875)
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           82,723           279,525
   Net transfers (including fixed
     account).....................                --                --          102,751            38,967
   Contract charges...............                --                --             (55)               (3)
   Transfers for contract benefits
     and terminations.............          (12,174)           (3,470)         (14,359)          (21,699)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (12,174)           (3,470)          171,060           296,790
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............           (2,318)           (1,521)          214,765           236,915
NET ASSETS:
   Beginning of year..............           104,564           106,085          250,085            13,170
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $        102,246  $        104,564  $       464,850  $        250,085
                                    ================  ================  ===============  ================


                                     PIMCO VIT EMERGING MARKETS BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         19,858  $          8,655
   Net realized gains (losses)....             (739)             1,363
   Change in unrealized gains
     (losses) on investments......            34,366          (28,200)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            53,485          (18,182)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           221,405           401,043
   Net transfers (including fixed
     account).....................          (13,170)            27,329
   Contract charges...............              (85)               (2)
   Transfers for contract benefits
     and terminations.............          (22,688)          (18,594)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           185,462           409,776
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............           238,947           391,594
NET ASSETS:
   Beginning of year..............           406,796            15,202
                                    ----------------  ----------------
   End of year....................  $        645,743  $        406,796
                                    ================  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        PIMCO VIT UNCONSTRAINED BOND           PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015               2016               2015
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            290  $           5,688  $      (573,188)  $       (582,428)
   Net realized gains (losses).....           (3,758)              (255)         4,194,006          9,032,785
   Change in unrealized gains
     (losses) on investments.......            18,128           (13,479)         5,084,247       (13,899,812)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            14,660            (8,046)         8,705,065        (5,449,455)
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           195,066            236,532         1,113,121          2,033,056
   Net transfers (including fixed
     account)......................            97,472             61,782          (65,716)          (692,772)
   Contract charges................              (74)                (6)         (672,822)          (665,918)
   Transfers for contract benefits
     and terminations..............          (28,936)           (13,158)       (5,748,437)        (6,137,579)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           263,528            285,150       (5,373,854)        (5,463,213)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............           278,188            277,104         3,331,211       (10,912,668)
NET ASSETS:
   Beginning of year...............           281,863              4,759        63,990,328         74,902,996
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        560,051  $         281,863  $     67,321,539  $      63,990,328
                                     ================  =================  ================  =================


                                       PIONEER VCT REAL ESTATE SHARES        T. ROWE PRICE GOVERNMENT MONEY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015               2016               2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           3,941  $          1,096  $         (5,020)  $         (4,409)
   Net realized gains (losses).....             47,420            38,298                 --                 --
   Change in unrealized gains
     (losses) on investments.......           (40,983)          (31,282)                 --                 --
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             10,378             8,112            (5,020)            (4,409)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                621             3,056                 --                 --
   Net transfers (including fixed
     account)......................              8,221          (13,623)             92,628              2,822
   Contract charges................            (3,301)           (2,978)              (118)              (131)
   Transfers for contract benefits
     and terminations..............            (4,793)           (3,545)           (51,844)           (15,458)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                748          (17,090)             40,666           (12,767)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............             11,126           (8,978)             35,646           (17,176)
NET ASSETS:
   Beginning of year...............            240,901           249,879            497,039            514,215
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $         252,027  $        240,901  $         532,685  $         497,039
                                     =================  ================  =================  =================


                                         T. ROWE PRICE GROWTH STOCK       T. ROWE PRICE INTERNATIONAL STOCK
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (52,576)  $       (66,257)  $           1,032  $          (526)
   Net realized gains (losses).....           412,844         1,195,637              8,094            33,135
   Change in unrealized gains
     (losses) on investments.......         (355,528)         (416,328)            (3,274)          (36,641)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             4,740           713,052              5,852           (4,032)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           193,684           221,245             10,989            14,912
   Net transfers (including fixed
     account)......................         (301,323)         (580,009)           (11,589)          (98,531)
   Contract charges................           (1,118)           (1,330)               (96)             (109)
   Transfers for contract benefits
     and terminations..............         (562,309)         (805,724)           (39,735)         (117,510)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         (671,066)       (1,165,818)           (40,431)         (201,238)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         (666,326)         (452,766)           (34,579)         (205,270)
NET ASSETS:
   Beginning of year...............         7,058,976         7,511,742            417,754           623,024
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $      6,392,650  $      7,058,976  $         383,175  $        417,754
                                     ================  ================  =================  ================

                                          TAP 1919 VARIABLE SOCIALLY
                                              RESPONSIVE BALANCED
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2016               2015
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (1,057)  $           (987)
   Net realized gains (losses).....              8,317             27,006
   Change in unrealized gains
     (losses) on investments.......            (2,565)           (33,756)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............              4,695            (7,737)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              3,677                 --
   Net transfers (including fixed
     account)......................              (931)              2,550
   Contract charges................              (117)              (112)
   Transfers for contract benefits
     and terminations..............           (79,210)           (32,709)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......           (76,581)           (30,271)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............           (71,886)           (38,008)
NET ASSETS:
   Beginning of year...............            215,832            253,840
                                     -----------------  -----------------
   End of year.....................  $         143,946  $         215,832
                                     =================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                  METLIFE INVESTORS USA SEPARATE ACCOUNT A
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                UIF GLOBAL INFRASTRUCTURE        VANECK VIP LONG/SHORT EQUITY INDEX
                                                                       SUB-ACCOUNT                           SUB-ACCOUNT
                                                           ------------------------------------  -----------------------------------
                                                                  2016              2015               2016               2015
                                                           -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..........................  $           3,590  $             201  $        (4,518)  $         (1,955)
   Net realized gains (losses)...........................             25,538             14,300              (92)                302
   Change in unrealized gains
     (losses) on investments.............................             25,505           (52,813)            11,722            (6,810)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations..................................             54,633           (38,312)             7,112            (8,463)
                                                           -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners................................             90,084            309,552            33,964            227,796
   Net transfers (including fixed
     account)............................................             43,465             88,579           184,712             27,028
   Contract charges......................................              (144)                (5)              (78)                (5)
   Transfers for contract benefits
     and terminations....................................           (29,784)           (22,594)          (25,761)            (2,806)
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions............................            103,621            375,532           192,837            252,013
                                                           -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets....................................            158,254            337,220           199,949            243,550
NET ASSETS:
   Beginning of year.....................................            345,685              8,465           260,319             16,769
                                                           -----------------  -----------------  ----------------  -----------------
   End of year...........................................  $         503,939  $         345,685  $        460,268  $         260,319
                                                           =================  =================  ================  =================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

            METLIFE INVESTORS USA SEPARATE ACCOUNT A
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support operations of MLI-USA with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MLI-USA merged into the Company and the Separate Account became a Separate Account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Met Investors Series Trust ("MIST")*
   Insurance Funds) ("Invesco V.I.")                       Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         MFS Variable Insurance Trust ("MFS VIT")
BlackRock Variable Series Funds, Inc ("BlackRock")         Neuberger Berman Equity Funds ("Neuberger Berman")
Deutsche Variable Series I ("Deutsche I")                  Oppenheimer Variable Account Funds
Federated Insurance Series ("Federated")                     ("Oppenheimer VA")
Fidelity Variable Insurance Products ("Fidelity VIP")      PIMCO Variable Insurance Trust ("PIMCO VIT")
Franklin Templeton Variable Insurance Products Trust       Pioneer Variable Contracts Trust ("Pioneer VCT")
   ("FTVIPT")                                              T. Rowe Price Government Money Fund, Inc.
Ivy Variable Insurance Portfolios ("Ivy VIP")              T. Rowe Price Growth Stock Fund, Inc.
Janus Aspen Series ("Janus Aspen")                         T. Rowe Price International Funds, Inc.
Legg Mason Partners Variable Equity Trust                  The Alger Portfolios ("Alger")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Income Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVIT")                                              VanEck VIP Trust ("VanEck VIP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2016:

Alger Small Cap Growth Sub-Account                       LMPVET EnTrust Permal Alternative Select VIT
American Funds Bond Sub-Account (a)                         Sub-Account
American Funds Global Growth Sub-Account (a)             LMPVET QS Variable Conservative Growth
American Funds Global Small Capitalization                  Sub-Account
   Sub-Account (a)                                       LMPVET QS Variable Growth Sub-Account
American Funds Growth Sub-Account                        LMPVET QS Variable Moderate Growth Sub-Account
American Funds Growth-Income Sub-Account (a)             LMPVIT Western Asset Variable Global High Yield
BlackRock Global Allocation V.I. Sub-Account                Bond Sub-Account (a)
Deutsche I CROCI International Sub-Account               MFS VIT Investors Trust Sub-Account
Federated High Income Bond Sub-Account                   MFS VIT New Discovery Sub-Account
Federated Kaufman Sub-Account                            MFS VIT Research Sub-Account
Fidelity VIP Asset Manager Sub-Account                   MIST AB Global Dynamic Allocation Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  MIST Allianz Global Investors Dynamic Multi-Asset
Fidelity VIP Equity-Income Sub-Account                      Plus Sub-Account
Fidelity VIP FundsManager 50% Sub-Account                MIST American Funds Balanced Allocation Sub-Account
Fidelity VIP FundsManager 60% Sub-Account                MIST American Funds Growth Allocation Sub-Account
Fidelity VIP Government Money Market                     MIST American Funds Growth Sub-Account
   Sub-Account (a)                                       MIST American Funds Moderate Allocation
Fidelity VIP Growth Sub-Account                             Sub-Account
Fidelity VIP Index 500 Sub-Account                       MIST AQR Global Risk Balanced Sub-Account
Fidelity VIP Mid Cap Sub-Account                         MIST BlackRock Global Tactical Strategies
Fidelity VIP Overseas Sub-Account                           Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   MIST BlackRock High Yield Sub-Account (a)
FTVIPT Franklin Mutual Shares VIP Sub-Account            MIST Clarion Global Real Estate Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          MIST ClearBridge Aggressive Growth Sub-Account (a)
FTVIPT Templeton Foreign VIP Sub-Account                 MIST Goldman Sachs Mid Cap Value Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             MIST Harris Oakmark International Sub-Account (a)
Invesco V.I. American Franchise Sub-Account              MIST Invesco Balanced-Risk Allocation Sub-Account
Invesco V.I. Core Equity Sub-Account                     MIST Invesco Comstock Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           MIST Invesco Mid Cap Value Sub-Account
Invesco V.I. Growth and Income Sub-Account               MIST Invesco Small Cap Growth Sub-Account (a)
Invesco V.I. International Growth Sub-Account (a)        MIST JPMorgan Core Bond Sub-Account
Ivy VIP Asset Strategy Sub-Account                       MIST JPMorgan Global Active Allocation
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)                                       MIST JPMorgan Small Cap Value Sub-Account (a)
LMPVET ClearBridge Variable Appreciation Sub-            MIST Loomis Sayles Global Markets Sub-Account
   Account (a)                                           MIST Met/Aberdeen Emerging Markets Equity
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)                                       MIST Met/Artisan International Sub-Account
LMPVET ClearBridge Variable Large Cap Growth             MIST Met/Eaton Vance Floating Rate Sub-Account
   Sub-Account                                           MIST Met/Franklin Low Duration Total Return
LMPVET ClearBridge Variable Large Cap Value Sub-            Sub-Account
   Account                                               MIST Met/Templeton International Bond Sub-Account
LMPVET ClearBridge Variable Small Cap Growth             MIST Met/Wellington Large Cap Research
   Sub-Account (a)                                          Sub-Account (a)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


MIST MetLife Asset Allocation 100 Sub-Account              MSF MetLife Asset Allocation 60 Sub-Account
MIST MetLife Balanced Plus Sub-Account                     MSF MetLife Asset Allocation 80 Sub-Account
MIST MetLife Multi-Index Targeted Risk Sub-Account         MSF MetLife Mid Cap Stock Index Sub-Account (a)
MIST MetLife Small Cap Value Sub-Account (a)               MSF MetLife Stock Index Sub-Account (a)
MIST MFS Research International Sub-Account (a)            MSF MFS Total Return Sub-Account (a)
MIST Morgan Stanley Mid Cap Growth Sub-Account (a)         MSF MFS Value Sub-Account (a)
MIST Oppenheimer Global Equity Sub-Account                 MSF MSCI EAFE Index Sub-Account (a)
MIST PanAgora Global Diversified Risk Sub-Account          MSF Neuberger Berman Genesis Sub-Account (a)
MIST PIMCO Inflation Protected Bond Sub-Account            MSF Russell 2000 Index Sub-Account (a)
MIST PIMCO Total Return Sub-Account (a)                    MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MIST Pyramis Government Income Sub-Account                 MSF T. Rowe Price Small Cap Growth Sub-Account (a)
MIST Pyramis Managed Risk Sub-Account                      MSF Van Eck Global Natural Resources Sub-Account
MIST Schroders Global Multi-Asset Sub-Account              MSF Western Asset Management Strategic Bond
MIST SSGA Growth and Income ETF Sub-Account                  Opportunities Sub-Account (a)
MIST SSGA Growth ETF Sub-Account                           MSF Western Asset Management U.S. Government
MIST T. Rowe Price Large Cap Value Sub-Account (a)           Sub-Account (a)
MIST T. Rowe Price Mid Cap Growth Sub-Account              Neuberger Berman Genesis Sub-Account
MIST TCW Core Fixed Income Sub-Account                     Oppenheimer VA Core Bond Sub-Account
MSF Baillie Gifford International Stock Sub-Account (a)    Oppenheimer VA Government Money Sub-Account
MSF Barclays Aggregate Bond Index Sub-Account (a)          Oppenheimer VA Main Street Small Cap Sub-Account (a)
MSF BlackRock Bond Income Sub-Account (a)                  Oppenheimer VA Main Street Sub-Account
MSF BlackRock Capital Appreciation Sub-Account (a)         PIMCO VIT CommodityRealReturn Strategy
MSF BlackRock Large Cap Value Sub-Account (a)                Sub-Account
MSF BlackRock Ultra-Short Term Bond Sub-Account (a)        PIMCO VIT Emerging Markets Bond Sub-Account
MSF Frontier Mid Cap Growth Sub-Account                    PIMCO VIT Unconstrained Bond Sub-Account
MSF Jennison Growth Sub-Account (a)                        Pioneer VCT Mid Cap Value Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account               Pioneer VCT Real Estate Shares Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account             T. Rowe Price Government Money Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account (a)              T. Rowe Price Growth Stock Sub-Account
MSF Met/Dimensional International Small Company            T. Rowe Price International Stock Sub-Account
   Sub-Account                                             TAP 1919 Variable Socially Responsive Balanced
MSF Met/Wellington Core Equity Opportunities                 Sub-Account
   Portfolio Sub-Account (a)                               UIF Global Infrastructure Sub-Account
MSF MetLife Asset Allocation 20 Sub-Account                VanEck VIP Long/Short Equity Index Sub-Account
MSF MetLife Asset Allocation 40 Sub-Account

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2016:

Janus Aspen Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                             New Name

Ivy Funds VIP Asset Strategy Fund                       Ivy VIP Asset Strategy Fund
Legg Mason Permal Alternative Select VIT Portfolio      Legg Mason EnTrust Permal Alternative Select VIT
                                                          Portfolio
(MIST) MFS Emerging Markets Equity Portfolio            (MIST) Met/Aberdeen Emerging Markets Equity
                                                          Portfolio
(MIST) WMC Large Cap Research Portfolio                 (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                  (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Core Equity Opportunities Portfolio           (MSF) Met/Wellington Core Equity Opportunities
                                                          Portfolio
Oppenheimer Money Fund/VA                               Oppenheimer Government Money Fund/VA
QS Legg Mason Variable Conservative Growth              QS Variable Conservative Growth
QS Legg Mason Variable Growth                           QS Variable Growth
QS Legg Mason Variable Moderate Growth                  QS Variable Moderate Growth
T. Rowe Price Prime Reserve Fund                        T. Rowe Price Government Money Fund

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture Portfolio             (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

TRUST NAME CHANGES:

Former Trust                                               New Trust

Ivy Funds Variable Insurance Portfolios                    Ivy Variable Insurance Portfolios
Van Eck VIP Trust                                          VanEck VIP Trust

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                       0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                    1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                     1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.25% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2016             DECEMBER 31, 2016
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   -------------     -------------  --------------    --------------
     Alger Small Cap Growth Sub-Account..........................      2,456,796        63,173,699      6,577,963          4,871,955
     American Funds Bond Sub-Account.............................     12,438,642       133,136,363      6,804,434         22,077,355
     American Funds Global Growth Sub-Account....................     11,615,924       262,921,672     28,857,996         27,296,575
     American Funds Global Small Capitalization Sub-Account......      5,399,497       107,973,198     22,348,376         10,801,545
     American Funds Growth Sub-Account...........................     10,832,254       619,686,935     70,559,887         94,097,146
     American Funds Growth-Income Sub-Account....................      8,272,690       320,752,805     49,242,887         38,099,244
     BlackRock Global Allocation V.I. Sub-Account................        193,129         2,635,899      1,072,291            115,232
     Deutsche I CROCI International Sub-Account..................      1,738,842        16,545,633      1,433,007          1,494,780
     Federated High Income Bond Sub-Account......................          4,032            28,020          1,641              1,112
     Federated Kaufman Sub-Account...............................          2,850            40,850          3,202              1,989
     Fidelity VIP Asset Manager Sub-Account......................      4,626,593        71,228,345      4,838,784          8,208,259
     Fidelity VIP Contrafund Sub-Account.........................     17,377,899       456,942,806     58,656,693         60,128,040
     Fidelity VIP Equity-Income Sub-Account......................        215,807         4,788,573        422,583          1,002,021
     Fidelity VIP FundsManager 50% Sub-Account...................    373,684,972     4,395,666,480    261,620,359        253,283,024
     Fidelity VIP FundsManager 60% Sub-Account...................    287,724,437     2,872,182,935    162,357,033        680,072,130
     Fidelity VIP Government Money Market Sub-Account............     18,955,238        18,955,238     51,494,589         82,193,377
     Fidelity VIP Growth Sub-Account.............................      2,436,867        98,051,625     14,963,874         17,361,060
     Fidelity VIP Index 500 Sub-Account..........................        272,217        36,183,611        945,360          7,094,344
     Fidelity VIP Mid Cap Sub-Account............................     12,403,732       367,633,569     27,516,622         38,014,853
     Fidelity VIP Overseas Sub-Account...........................        215,164         3,940,559        218,367            704,463
     FTVIPT Franklin Income VIP Sub-Account......................     16,916,465       254,420,748     15,381,514         29,116,738
     FTVIPT Franklin Mutual Shares VIP Sub-Account...............      6,718,384       119,365,184     15,751,499         15,262,749
     FTVIPT Franklin Small Cap Value VIP Sub-Account.............      6,625,570       111,808,329     20,623,812         16,071,233
     FTVIPT Templeton Foreign VIP Sub-Account....................      5,033,419        74,367,154      4,997,282          4,826,011
     FTVIPT Templeton Global Bond VIP Sub-Account................     13,159,407       240,672,163      3,518,168         17,976,356
     Invesco V.I. American Franchise Sub-Account.................            233            12,941          1,104              2,661
     Invesco V.I. Core Equity Sub-Account........................          4,951           134,590         15,266             18,792
     Invesco V.I. Equity and Income Sub-Account..................     37,006,200       539,721,067     36,881,555         58,085,911
     Invesco V.I. Growth and Income Sub-Account..................             48               882            204              5,854
     Invesco V.I. International Growth Sub-Account...............      7,516,905       206,137,475      7,528,602         15,449,019
     Ivy VIP Asset Strategy Sub-Account..........................         28,992           273,197         85,975            160,703
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account...............................................     11,706,369       230,261,767     27,776,002         21,432,482
     LMPVET ClearBridge Variable Appreciation Sub-Account........     11,059,432       290,010,740     19,387,803         36,439,467
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account...............................................     11,781,761       138,318,713      8,395,258         17,673,700
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account...............................................        152,863         2,816,377        309,162            956,231
     LMPVET ClearBridge Variable Large Cap Value Sub-Account.....        441,049         7,633,059      1,610,617          1,214,094
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account...............................................      4,827,188        86,042,224      8,986,670          9,704,307
     LMPVET EnTrust Permal Alternative Select VIT Sub-Account....      1,419,672        13,900,602      3,910,128            888,987
     LMPVET QS Variable Conservative Growth Sub-Account..........      2,631,161        33,379,176      2,339,338          3,537,306
     LMPVET QS Variable Growth Sub-Account.......................      5,761,050        71,928,286      5,588,402          7,844,693
     LMPVET QS Variable Moderate Growth Sub-Account..............         63,218           731,035         82,196            477,640
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account...............................................     12,401,443        98,990,048      6,558,717         12,627,828
     MFS VIT Investors Trust Sub-Account.........................            346             7,089          1,032                766
     MFS VIT New Discovery Sub-Account...........................          2,548            39,303          1,788              1,564
     MFS VIT Research Sub-Account................................            831            15,733          2,272              6,075
     MIST AB Global Dynamic Allocation Sub-Account...............    280,453,035     2,848,230,902    115,852,410        206,209,326
     MIST Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account...............................................      7,845,828        82,620,751     24,925,892          5,140,410
     MIST American Funds Balanced Allocation Sub-Account.........    325,342,426     2,968,113,516    331,327,884        218,430,765
     MIST American Funds Growth Allocation Sub-Account...........    190,709,393     1,628,589,301    218,187,604        164,327,573
     MIST American Funds Growth Sub-Account......................     66,617,368       598,329,860    181,819,491         64,059,085

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------    --------------    --------------
     MIST American Funds Moderate Allocation Sub-Account........    164,303,088    1,529,574,235       158,471,894       109,383,755
     MIST AQR Global Risk Balanced Sub-Account..................    262,668,236    2,765,863,794         2,164,816       247,827,110
     MIST BlackRock Global Tactical Strategies Sub-Account......    512,743,473    5,046,756,822       494,520,779       354,448,753
     MIST BlackRock High Yield Sub-Account......................     30,515,245      244,357,248        45,012,414        38,266,498
     MIST Clarion Global Real Estate Sub-Account................     22,727,707      259,394,904        13,115,641        35,681,834
     MIST ClearBridge Aggressive Growth Sub-Account.............     30,217,101      308,134,767        14,121,155        74,642,958
     MIST Goldman Sachs Mid Cap Value Sub-Account...............     11,784,987      153,582,417        13,315,817        21,564,402
     MIST Harris Oakmark International Sub-Account..............     44,561,210      622,585,499        66,481,585        81,006,063
     MIST Invesco Balanced-Risk Allocation Sub-Account..........     91,855,309      945,784,258       109,305,221        34,298,485
     MIST Invesco Comstock Sub-Account..........................     50,919,996      603,184,711        83,413,478        82,898,354
     MIST Invesco Mid Cap Value Sub-Account.....................     14,229,187      238,657,726        22,568,185        21,982,365
     MIST Invesco Small Cap Growth Sub-Account..................     22,903,644      319,645,202        63,846,091        37,659,196
     MIST JPMorgan Core Bond Sub-Account........................     33,249,505      348,065,952        31,632,610        31,002,671
     MIST JPMorgan Global Active Allocation Sub-Account.........     95,091,895    1,036,542,448       110,306,678        59,105,280
     MIST JPMorgan Small Cap Value Sub-Account..................      1,457,792       20,665,955         2,753,028         4,043,412
     MIST Loomis Sayles Global Markets Sub-Account..............      9,980,695      120,925,093        12,483,848        24,940,821
     MIST Met/Aberdeen Emerging Markets Equity Sub-Account......     41,552,845      399,385,513        17,944,789        52,000,922
     MIST Met/Artisan International Sub-Account.................         27,051          255,021           157,633            27,238
     MIST Met/Eaton Vance Floating Rate Sub-Account.............      6,300,083       64,969,205        11,974,056        14,242,774
     MIST Met/Franklin Low Duration Total Return Sub-Account....     15,148,901      149,960,611        16,144,802        29,377,317
     MIST Met/Templeton International Bond Sub-Account..........      3,969,218       45,231,900         2,802,239         5,831,645
     MIST Met/Wellington Large Cap Research Sub-Account.........      1,121,930       11,602,511         1,861,193         2,038,058
     MIST MetLife Asset Allocation 100 Sub-Account..............     48,209,256      513,855,028        87,908,590        69,298,638
     MIST MetLife Balanced Plus Sub-Account.....................    643,617,526    6,612,811,145       376,103,285       384,879,272
     MIST MetLife Multi-Index Targeted Risk Sub-Account.........     70,808,286      820,793,066       202,238,597        11,945,069
     MIST MetLife Small Cap Value Sub-Account...................     16,880,775      237,467,921        12,243,095        39,954,957
     MIST MFS Research International Sub-Account................     24,633,181      266,411,114         9,075,051        25,631,608
     MIST Morgan Stanley Mid Cap Growth Sub-Account.............     14,515,126      158,444,966        10,059,347        11,649,094
     MIST Oppenheimer Global Equity Sub-Account.................      3,115,819       54,816,464         5,063,679         6,985,212
     MIST PanAgora Global Diversified Risk Sub-Account..........      9,957,177      106,600,781        87,119,950         3,162,552
     MIST PIMCO Inflation Protected Bond Sub-Account............     64,268,822      698,511,680        29,473,060        71,814,532
     MIST PIMCO Total Return Sub-Account........................    129,999,716    1,527,891,817        90,458,506       207,465,551
     MIST Pyramis Government Income Sub-Account.................     61,727,511      662,971,826       124,647,847       121,581,438
     MIST Pyramis Managed Risk Sub-Account......................     37,170,729      409,151,110        68,213,077        18,348,064
     MIST Schroders Global Multi-Asset Sub-Account..............     49,863,988      548,494,125        34,990,186        36,019,650
     MIST SSGA Growth and Income ETF Sub-Account................    117,095,315    1,279,955,999       109,068,518       135,429,135
     MIST SSGA Growth ETF Sub-Account...........................     41,228,656      434,178,776        49,298,276        52,674,436
     MIST T. Rowe Price Large Cap Value Sub-Account.............     22,228,945      608,276,213       122,557,842        94,222,108
     MIST T. Rowe Price Mid Cap Growth Sub-Account..............     47,808,268      428,010,322        77,854,535        56,978,499
     MIST TCW Core Fixed Income Sub-Account.....................         29,018          294,488           251,580            30,387
     MSF Baillie Gifford International Stock Sub-Account........     22,405,903      210,245,883         9,328,121        29,896,178
     MSF Barclays Aggregate Bond Index Sub-Account..............     29,061,735      316,592,048       133,499,165        67,474,824
     MSF BlackRock Bond Income Sub-Account......................        711,437       76,010,724        14,486,523         8,836,643
     MSF BlackRock Capital Appreciation Sub-Account.............        425,229       12,720,185         3,122,060         2,102,165
     MSF BlackRock Large Cap Value Sub-Account..................        557,905        5,327,354         1,499,522           998,739
     MSF BlackRock Ultra-Short Term Bond Sub-Account............      3,432,973      343,320,994       111,962,097       167,282,118
     MSF Frontier Mid Cap Growth Sub-Account....................      2,323,497       69,312,099        10,470,119        12,292,045
     MSF Jennison Growth Sub-Account............................     34,218,505      417,661,860        68,768,026        60,374,364
     MSF Loomis Sayles Small Cap Core Sub-Account...............         55,640       12,945,703         2,219,309         1,677,355
     MSF Loomis Sayles Small Cap Growth Sub-Account.............         25,101          331,161            58,172            76,752
     MSF Met/Artisan Mid Cap Value Sub-Account..................        969,986      208,108,379        34,664,712        29,511,409
     MSF Met/Dimensional International Small Company
       Sub-Account..............................................      4,629,606       64,316,471         8,276,107        11,699,587
     MSF Met/Wellington Core Equity Opportunities Sub-Account...     27,715,689      792,039,442       352,851,798        90,971,353
     MSF MetLife Asset Allocation 20 Sub-Account................      9,583,557      105,042,401        64,937,630        26,876,511
     MSF MetLife Asset Allocation 40 Sub-Account................    352,541,279    4,246,055,991       413,736,292       523,668,476

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     MSF MetLife Asset Allocation 60 Sub-Account................    549,581,592    6,980,035,677      801,265,071       693,802,078
     MSF MetLife Asset Allocation 80 Sub-Account................    440,490,712    6,086,147,894      834,684,145       611,810,683
     MSF MetLife Mid Cap Stock Index Sub-Account................      8,150,214      124,168,072       30,133,397        13,087,586
     MSF MetLife Stock Index Sub-Account........................     13,334,507      450,993,943       92,040,350        75,750,138
     MSF MFS Total Return Sub-Account...........................        244,194       36,060,015        4,874,299         6,564,791
     MSF MFS Value Sub-Account..................................     18,754,823      277,713,381       65,869,833        36,332,133
     MSF MSCI EAFE Index Sub-Account............................      8,920,237      105,829,002       13,269,783         7,666,355
     MSF Neuberger Berman Genesis Sub-Account...................      6,321,445       91,480,088        1,897,267        21,807,139
     MSF Russell 2000 Index Sub-Account.........................      7,275,403      112,103,208       20,787,002        22,877,557
     MSF T. Rowe Price Large Cap Growth Sub-Account.............     10,251,651      213,583,436       44,160,650        50,620,337
     MSF T. Rowe Price Small Cap Growth Sub-Account.............        631,051       11,405,332        3,919,113         2,531,983
     MSF Van Eck Global Natural Resources Sub-Account...........      8,159,529      100,937,138       10,419,896        29,782,968
     MSF Western Asset Management Strategic Bond Opportunities
       Sub-Account..............................................     78,622,647    1,019,409,839    1,118,674,941       101,298,513
     MSF Western Asset Management U.S. Government
       Sub-Account..............................................     21,428,850      257,312,695       22,564,201        37,086,534
     Neuberger Berman Genesis Sub-Account.......................            110            4,519              478             1,975
     Oppenheimer VA Core Bond Sub-Account.......................            746            7,461              270             2,017
     Oppenheimer VA Government Money Sub-Account................          3,398            3,398                4               207
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,850,146       86,060,279        5,006,480        12,613,994
     Oppenheimer VA Main Street Sub-Account.....................          3,599           82,745           13,678            13,614
     PIMCO VIT CommodityRealReturn Strategy Sub-Account.........         59,373          473,006          223,492            53,872
     PIMCO VIT Emerging Markets Bond Sub-Account................         51,334          639,536          277,626            72,308
     PIMCO VIT Unconstrained Bond Sub-Account...................         54,857          555,442          364,242           100,416
     Pioneer VCT Mid Cap Value Sub-Account......................      3,319,607       60,596,202        5,435,468         7,405,385
     Pioneer VCT Real Estate Shares Sub-Account.................         15,371          249,677           76,996            28,969
     T. Rowe Price Government Money Sub-Account.................        532,685          532,685          209,662           174,016
     T. Rowe Price Growth Stock Sub-Account.....................        120,050        4,446,309          354,539           944,305
     T. Rowe Price International Stock Sub-Account..............         25,061          358,457           17,896            53,599
     TAP 1919 Variable Socially Responsive Balanced Sub-Account.          5,553          145,357           15,520            84,171
     UIF Global Infrastructure Sub-Account......................         67,290          531,268          196,924            61,856
     VanEck VIP Long/Short Equity Index Sub-Account.............         18,613          455,301          254,079            65,765

This page is intentionally left blank.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                       ALGER SMALL CAP GROWTH             AMERICAN FUNDS BOND         AMERICAN FUNDS GLOBAL GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       3,508,832        3,970,857        8,159,989       8,333,829        7,480,782       8,193,931
Units issued and transferred
   from other funding options....          80,179          111,356          772,477         957,597          522,007         545,519
Units redeemed and transferred to
   other funding options.........       (388,533)        (573,381)      (1,639,113)     (1,131,437)      (1,022,066)     (1,258,668)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................       3,200,478        3,508,832        7,293,353       8,159,989        6,980,723       7,480,782
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                           AMERICAN FUNDS
                                     GLOBAL SMALL CAPITALIZATION          AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2016            2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        3,123,694       3,297,014        3,075,557        3,527,704
Units issued and transferred
   from other funding options....          272,900         395,266           75,722           54,060
Units redeemed and transferred to
   other funding options.........        (456,718)       (568,586)        (409,695)        (506,207)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,939,876       3,123,694        2,741,584        3,075,557
                                   ===============  ==============  ===============  ===============



                                    AMERICAN FUNDS GROWTH-INCOME
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2016             2015
                                   --------------  ---------------

Units beginning of year..........       2,179,793        2,378,568
Units issued and transferred
   from other funding options....         286,066          137,901
Units redeemed and transferred to
   other funding options.........       (302,222)        (336,676)
                                   --------------  ---------------
Units end of year................       2,163,637        2,179,793
                                   ==============  ===============

                                   BLACKROCK GLOBAL ALLOCATION V.I.   DEUTSCHE I CROCI INTERNATIONAL
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           77,369              402         1,563,760        1,732,959
Units issued and transferred
   from other funding options....           60,040           92,990            71,496           95,371
Units redeemed and transferred to
   other funding options.........         (13,474)         (16,023)         (218,351)        (264,570)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          123,935           77,369         1,416,905        1,563,760
                                   ===============  ===============   ===============  ===============


                                      FEDERATED HIGH INCOME BOND             FEDERATED KAUFMAN
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,503            2,534            5,491            5,676
Units issued and transferred
   from other funding options....               --               --               --               --
Units redeemed and transferred to
   other funding options.........             (68)             (31)            (160)            (185)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            2,435            2,503            5,331            5,491
                                   ===============  ===============  ===============  ===============


                                      FIDELITY VIP ASSET MANAGER         FIDELITY VIP CONTRAFUND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        4,920,853        5,426,360       21,653,047       20,382,633
Units issued and transferred
   from other funding options....          136,470          153,576        2,319,348        3,996,402
Units redeemed and transferred to
   other funding options.........        (563,948)        (659,083)      (2,712,917)      (2,725,988)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        4,493,375        4,920,853       21,259,478       21,653,047
                                   ===============  ===============  ===============  ===============


                                     FIDELITY VIP EQUITY-INCOME       FIDELITY VIP FUNDSMANAGER 50%
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          280,187          303,711      340,402,591      268,426,412
Units issued and transferred
   from other funding options....            1,199              911       16,507,550       83,556,244
Units redeemed and transferred to
   other funding options.........         (51,205)         (24,435)     (17,347,681)     (11,580,065)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          230,181          280,187      339,562,460      340,402,591
                                   ===============  ===============  ===============  ===============


                                                                         FIDELITY VIP GOVERNMENT
                                    FIDELITY VIP FUNDSMANAGER 60%             MONEY MARKET
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      299,646,067      319,425,019       5,764,747        5,894,288
Units issued and transferred
   from other funding options....          391,758          457,348      17,447,762      107,299,143
Units redeemed and transferred to
   other funding options.........     (49,048,117)     (20,236,300)    (20,453,584)    (107,428,684)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      250,989,708      299,646,067       2,758,925        5,764,747
                                   ===============  ===============  ==============  ===============



                                          FIDELITY VIP GROWTH             FIDELITY VIP INDEX 500
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,842,558        7,538,876        2,464,560        2,778,454
Units issued and transferred
   from other funding options....          160,970          221,157           19,180           11,728
Units redeemed and transferred to
   other funding options.........        (824,248)        (917,475)        (261,640)        (325,622)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,179,280        6,842,558        2,222,100        2,464,560
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP             FIDELITY VIP OVERSEAS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,898,177        7,445,624          376,022         411,275
Units issued and transferred
   from other funding options....          397,383          425,914           17,936          16,903
Units redeemed and transferred to
   other funding options.........        (913,445)        (973,361)         (60,807)        (52,156)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        6,382,115        6,898,177          333,151         376,022
                                   ===============  ===============  ===============  ==============


                                                                            FTVIPT FRANKLIN
                                     FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,415,184        4,717,186        4,536,450        5,080,687
Units issued and transferred
   from other funding options....         263,011          429,783          273,842          225,032
Units redeemed and transferred to
   other funding options.........       (646,352)        (731,785)        (645,310)        (769,269)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       4,031,843        4,415,184        4,164,982        4,536,450
                                   ==============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN
                                         SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       8,783,442        9,145,054        2,282,942        2,354,783
Units issued and transferred
   from other funding options....         669,468          842,504          229,599          310,306
Units redeemed and transferred to
   other funding options.........     (1,574,210)      (1,204,116)        (266,760)        (382,147)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       7,878,700        8,783,442        2,245,781        2,282,942
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                           FTVIPT TEMPLETON
                                            GLOBAL BOND VIP            INVESCO V.I. AMERICAN FRANCHISE
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016              2015
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        11,945,145       12,667,617             1,825            1,911
Units issued and transferred
   from other funding options....         1,038,847        1,072,638                --              277
Units redeemed and transferred to
   other funding options.........       (1,680,437)      (1,795,110)             (311)            (363)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        11,303,555       11,945,145             1,514            1,825
                                   ================  ===============  ================  ===============



                                       INVESCO V.I. CORE EQUITY        INVESCO V.I. EQUITY AND INCOME
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                        2016              2015             2016              2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........           27,589            34,703       28,966,281        30,622,887
Units issued and transferred
   from other funding options....              391               222        1,842,325         2,239,714
Units redeemed and transferred to
   other funding options.........          (2,630)           (7,336)      (3,784,321)       (3,896,320)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................           25,350            27,589       27,024,285        28,966,281
                                   ===============  ================  ===============  ================



                                    INVESCO V.I. GROWTH AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ----------------------------------
                                        2016              2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........              654               665        8,534,492         8,820,511
Units issued and transferred
   from other funding options....                6             4,318          703,865           732,708
Units redeemed and transferred to
   other funding options.........            (573)           (4,329)        (945,107)       (1,018,727)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................               87               654        8,293,250         8,534,492
                                   ===============  ================  ===============  ================

                                                                           LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY          VARIABLE AGGRESSIVE GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........           20,900            2,575      11,091,987       11,333,726
Units issued and transferred
   from other funding options....            5,793           18,664       1,508,549        1,598,334
Units redeemed and transferred to
   other funding options.........         (10,870)            (339)     (1,668,238)      (1,840,073)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................           15,823           20,900      10,932,298       11,091,987
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION           VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,746,928        8,268,721        9,391,848        9,796,222
Units issued and transferred
   from other funding options....          915,561          641,450          876,420          936,597
Units redeemed and transferred to
   other funding options.........      (1,047,423)      (1,163,243)      (1,361,334)      (1,340,971)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,615,066        7,746,928        8,906,934        9,391,848
                                   ===============  ===============  ===============  ===============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          156,000         200,379          333,277          369,225
Units issued and transferred
   from other funding options....            2,195           6,846           63,190           61,713
Units redeemed and transferred to
   other funding options.........         (36,762)        (51,225)         (53,744)         (97,661)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          121,433         156,000          342,723          333,277
                                   ===============  ==============  ===============  ===============

                                         LMPVET CLEARBRIDGE              LMPVET ENTRUST PERMAL                  LMPVET QS
                                      VARIABLE SMALL CAP GROWTH         ALTERNATIVE SELECT VIT        VARIABLE CONSERVATIVE GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        3,817,761       4,105,606        1,078,857          64,025        1,731,301       1,866,299
Units issued and transferred
   from other funding options....          552,112         409,903          547,861       1,126,041           99,760         197,334
Units redeemed and transferred to
   other funding options.........        (599,641)       (697,748)        (198,029)       (111,209)        (173,182)       (332,332)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        3,770,232       3,817,761        1,428,689       1,078,857        1,657,879       1,731,301
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                              LMPVET QS                        LMPVET QS             LMPVIT WESTERN ASSET VARIABLE
                                           VARIABLE GROWTH             VARIABLE MODERATE GROWTH         GLOBAL HIGH YIELD BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........       4,234,141        4,529,329          67,619           98,417       4,003,585       4,320,147
Units issued and transferred
   from other funding options....         150,989          198,570           2,836              697         230,145         404,813
Units redeemed and transferred to
   other funding options.........       (421,873)        (493,758)        (24,517)         (31,495)       (665,773)       (721,375)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       3,963,257        4,234,141          45,938           67,619       3,567,957       4,003,585
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                       MFS VIT INVESTORS TRUST            MFS VIT NEW DISCOVERY
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........           1,112            1,191            3,178            3,178
Units issued and transferred
   from other funding options....              --               --               --               --
Units redeemed and transferred to
   other funding options.........            (79)             (79)             (76)               --
                                   --------------  ---------------  ---------------  ---------------
Units end of year................           1,033            1,112            3,102            3,178
                                   ==============  ===============  ===============  ===============


                                                                             MIST AB GLOBAL
                                          MFS VIT RESEARCH                 DYNAMIC ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........            3,091            3,115      263,678,991     275,344,937
Units issued and transferred
   from other funding options....               --               --       19,318,402      20,797,979
Units redeemed and transferred to
   other funding options.........            (714)             (24)     (30,036,887)    (32,463,925)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................            2,377            3,091      252,960,506     263,678,991
                                   ===============  ===============  ===============  ==============


                                    MIST ALLIANZ GLOBAL INVESTORS          MIST AMERICAN FUNDS
                                      DYNAMIC MULTI-ASSET PLUS             BALANCED ALLOCATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      59,800,997       18,219,524      246,263,553      264,143,945
Units issued and transferred
   from other funding options....      33,904,838       46,238,996       15,335,939       12,343,569
Units redeemed and transferred to
   other funding options.........    (14,269,519)      (4,657,523)     (27,228,489)     (30,223,961)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      79,436,316       59,800,997      234,371,003      246,263,553
                                   ==============  ===============  ===============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION            MIST AMERICAN FUNDS GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........      137,469,623     142,940,560       77,730,599       71,860,704
Units issued and transferred
   from other funding options....        8,565,324      10,181,343       12,677,891       19,365,787
Units redeemed and transferred to
   other funding options.........     (17,517,477)    (15,652,280)     (12,979,518)     (13,495,892)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................      128,517,470     137,469,623       77,428,972       77,730,599
                                   ===============  ==============  ===============  ===============


                                         MIST AMERICAN FUNDS             MIST AQR GLOBAL RISK
                                         MODERATE ALLOCATION                   BALANCED
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........     126,162,585      137,310,606      241,508,750     265,908,083
Units issued and transferred
   from other funding options....       9,031,479        5,116,512       10,345,425      17,722,524
Units redeemed and transferred to
   other funding options.........    (13,878,679)     (16,264,533)     (30,489,959)    (42,121,857)
                                   --------------  ---------------  ---------------  --------------
Units end of year................     121,315,385      126,162,585      221,364,216     241,508,750
                                   ==============  ===============  ===============  ==============


                                        MIST BLACKROCK GLOBAL
                                         TACTICAL STRATEGIES            MIST BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      445,213,023      463,962,556       9,031,674        9,596,910
Units issued and transferred
   from other funding options....       23,672,589       30,759,555       2,059,900        2,244,487
Units redeemed and transferred to
   other funding options.........     (47,711,278)     (49,509,088)     (2,231,500)      (2,809,723)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      421,174,334      445,213,023       8,860,074        9,031,674
                                   ===============  ===============  ==============  ===============

                                                                             MIST CLEARBRIDGE
                                    MIST CLARION GLOBAL REAL ESTATE          AGGRESSIVE GROWTH
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  -------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------   ---------------  --------------

Units beginning of year..........       15,477,002       17,245,897        35,697,833      38,472,258
Units issued and transferred
   from other funding options....        1,636,352        2,066,679         4,081,680       7,454,895
Units redeemed and transferred to
   other funding options.........      (2,899,353)      (3,835,574)       (8,063,231)    (10,229,320)
                                   ---------------  ---------------   ---------------  --------------
Units end of year................       14,214,001       15,477,002        31,716,282      35,697,833
                                   ===============  ===============   ===============  ==============


                                          MIST GOLDMAN SACHS               MIST HARRIS OAKMARK
                                             MID CAP VALUE                    INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        6,513,771        7,477,599       25,339,005      26,551,192
Units issued and transferred
   from other funding options....          550,368          909,368        3,176,397       3,949,293
Units redeemed and transferred to
   other funding options.........      (1,348,683)      (1,873,196)      (5,507,833)     (5,161,480)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,715,456        6,513,771       23,007,569      25,339,005
                                   ===============  ===============  ===============  ==============


                                             MIST INVESCO
                                       BALANCED-RISK ALLOCATION           MIST INVESCO COMSTOCK
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      749,414,346      758,894,714       39,951,458      43,175,673
Units issued and transferred
   from other funding options....      178,177,883      110,674,691        3,419,052       3,588,670
Units redeemed and transferred to
   other funding options.........    (109,515,300)    (120,155,059)      (6,626,750)     (6,812,885)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      818,076,929      749,414,346       36,743,760      39,951,458
                                   ===============  ===============  ===============  ==============


                                     MIST INVESCO MID CAP VALUE      MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN CORE BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,308,379        6,927,870      11,537,860       11,824,275      31,401,600       32,404,332
Units issued and transferred
   from other funding options....       1,000,977        1,471,034       1,540,952        2,126,130       5,804,842        5,583,982
Units redeemed and transferred to
   other funding options.........     (1,241,132)      (1,090,525)     (2,409,263)      (2,412,545)     (6,142,083)      (6,586,714)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       7,068,224        7,308,379      10,669,549       11,537,860      31,064,359       31,401,600
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                        MIST JPMORGAN GLOBAL                                               MIST LOOMIS SAYLES
                                          ACTIVE ALLOCATION          MIST JPMORGAN SMALL CAP VALUE           GLOBAL MARKETS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........     828,919,735      747,266,184       1,287,553        1,417,944       9,530,128       10,444,732
Units issued and transferred
   from other funding options....     155,414,383      183,798,458          78,756           82,373         976,077        1,293,487
Units redeemed and transferred to
   other funding options.........   (136,235,268)    (102,144,907)       (225,007)        (212,764)     (2,000,250)      (2,208,091)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     848,098,850      828,919,735       1,141,302        1,287,553       8,505,955        9,530,128
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                           MIST MET/ABERDEEN
                                        EMERGING MARKETS EQUITY      MIST MET/ARTISAN INTERNATIONAL
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016           2015 (a)
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       42,624,617       42,182,331           12,794              --
Units issued and transferred
   from other funding options....        5,229,977        7,953,715           17,546          13,794
Units redeemed and transferred to
   other funding options.........      (8,502,620)      (7,511,429)          (2,855)         (1,000)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       39,351,974       42,624,617           27,485          12,794
                                   ===============  ===============  ===============  ==============


                                         MIST MET/EATON VANCE               MIST MET/FRANKLIN
                                             FLOATING RATE              LOW DURATION TOTAL RETURN
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        5,985,329        6,743,439       16,246,958      17,421,682
Units issued and transferred
   from other funding options....        1,371,315        1,401,318        3,444,662       5,572,005
Units redeemed and transferred to
   other funding options.........      (1,724,034)      (2,159,428)      (5,010,731)     (6,746,729)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        5,632,610        5,985,329       14,680,889      16,246,958
                                   ===============  ===============  ===============  ==============


                                          MIST MET/TEMPLETON               MIST MET/WELLINGTON
                                          INTERNATIONAL BOND               LARGE CAP RESEARCH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        3,361,116        3,537,497        1,013,512       1,151,671
Units issued and transferred
   from other funding options....          486,091          523,212           43,104          57,769
Units redeemed and transferred to
   other funding options.........        (693,904)        (699,593)        (125,479)       (195,928)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        3,153,303        3,361,116          931,137       1,013,512
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                             MIST METLIFE
                                         ASSET ALLOCATION 100          MIST METLIFE BALANCED PLUS
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       37,143,227       39,915,870      552,214,291     569,859,186
Units issued and transferred
   from other funding options....        1,378,487        1,828,840       46,998,673      52,530,370
Units redeemed and transferred to
   other funding options.........      (4,983,406)      (4,601,483)     (62,306,567)    (70,175,265)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       33,538,308       37,143,227      536,906,397     552,214,291
                                   ===============  ===============  ===============  ==============


                                       MIST METLIFE MULTI-INDEX
                                             TARGETED RISK            MIST METLIFE SMALL CAP VALUE
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      435,062,012      281,516,918       10,725,811      12,299,087
Units issued and transferred
   from other funding options....      213,057,814      195,537,842          854,348         696,285
Units redeemed and transferred to
   other funding options.........     (64,211,078)     (41,992,748)      (2,217,697)     (2,269,561)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      583,908,748      435,062,012        9,362,462      10,725,811
                                   ===============  ===============  ===============  ==============


                                               MIST MFS                    MIST MORGAN STANLEY
                                        RESEARCH INTERNATIONAL               MID CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       18,156,340       18,585,662       12,648,258      12,928,550
Units issued and transferred
   from other funding options....        1,542,675        2,420,616        1,794,662       1,292,590
Units redeemed and transferred to
   other funding options.........      (2,742,573)      (2,849,938)      (1,672,384)     (1,572,882)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       16,956,442       18,156,340       12,770,536      12,648,258
                                   ===============  ===============  ===============  ==============

                                          MIST OPPENHEIMER                   MIST PANAGORA                     MIST PIMCO
                                            GLOBAL EQUITY               GLOBAL DIVERSIFIED RISK         INFLATION PROTECTED BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015            2016             2015            2016             2015
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,520,098       2,866,078       21,772,279       9,788,108      46,098,333       50,751,209
Units issued and transferred
   from other funding options....          236,785         127,425       90,776,007      15,578,995       5,877,834        5,226,296
Units redeemed and transferred to
   other funding options.........        (423,676)       (473,405)     (16,761,139)     (3,594,824)     (8,227,044)      (9,879,172)
                                   ---------------  --------------  ---------------  --------------  --------------  ---------------
Units end of year................        2,333,207       2,520,098       95,787,147      21,772,279      43,749,123       46,098,333
                                   ===============  ==============  ===============  ==============  ==============  ===============


                                                                            MIST PYRAMIS
                                       MIST PIMCO TOTAL RETURN            GOVERNMENT INCOME            MIST PYRAMIS MANAGED RISK
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016            2015            2016             2015
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      91,772,688     103,504,587       60,149,269      62,286,953       31,417,980      14,204,266
Units issued and transferred
   from other funding options....      10,440,405      11,840,703       18,530,743      17,467,934       10,679,496      21,363,188
Units redeemed and transferred to
   other funding options.........    (18,167,160)    (23,572,602)     (18,704,998)    (19,605,618)      (5,933,225)     (4,149,474)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      84,045,933      91,772,688       59,975,014      60,149,269       36,164,251      31,417,980
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                           MIST SCHRODERS                      MIST SSGA
                                         GLOBAL MULTI-ASSET              GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2016            2015             2016            2015             2016            2015
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     467,251,015      400,460,215      93,774,991      101,616,119      32,991,663      34,092,389
Units issued and transferred
   from other funding options....      58,310,305      125,494,383       3,654,848        4,020,856       2,024,267       3,610,428
Units redeemed and transferred to
   other funding options.........    (66,560,148)     (58,703,583)    (11,480,095)     (11,861,984)     (4,503,224)     (4,711,154)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     459,001,172      467,251,015      85,949,744       93,774,991      30,512,706      32,991,663
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                  MIST TCW CORE
                                           LARGE CAP VALUE                  MID CAP GROWTH                    FIXED INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2016            2015             2016            2015             2016          2015 (b)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       12,150,155      13,521,347       27,786,712      32,310,271            7,421              --
Units issued and transferred
   from other funding options....        1,028,927       1,142,766        2,545,274       3,078,951           25,027           7,607
Units redeemed and transferred to
   other funding options.........      (2,097,012)     (2,513,958)      (5,011,943)     (7,602,510)          (3,018)           (186)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       11,082,070      12,150,155       25,320,043      27,786,712           29,430           7,421
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                          MSF BAILLIE GIFFORD                 MSF BARCLAYS
                                          INTERNATIONAL STOCK             AGGREGATE BOND INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       24,846,295       27,573,117       18,032,558      16,099,701
Units issued and transferred
   from other funding options....        2,167,017        2,341,820       11,999,341       6,472,916
Units redeemed and transferred to
   other funding options.........      (4,208,496)      (5,068,642)      (8,425,458)     (4,540,059)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,804,816       24,846,295       21,606,441      18,032,558
                                   ===============  ===============  ===============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                              BOND INCOME                 CAPITAL APPRECIATION
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  ------------------------------
                                         2016            2015             2016            2015
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........        1,196,294        1,105,752         579,182         639,908
Units issued and transferred
   from other funding options....          289,844          302,840          93,393          70,075
Units redeemed and transferred to
   other funding options.........        (216,789)        (212,298)        (87,808)       (130,801)
                                   ---------------  ---------------  --------------  --------------
Units end of year................        1,269,349        1,196,294         584,767         579,182
                                   ===============  ===============  ==============  ==============


                                             MSF BLACKROCK                    MSF BLACKROCK
                                            LARGE CAP VALUE               ULTRA-SHORT TERM BOND
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........          245,613          229,967       39,040,662      39,068,482
Units issued and transferred
   from other funding options....           77,920           67,694       22,705,149      27,939,873
Units redeemed and transferred to
   other funding options.........         (68,703)         (52,048)     (27,830,740)    (27,967,693)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................          254,830          245,613       33,915,071      39,040,662
                                   ===============  ===============  ===============  ==============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                                            MSF LOOMIS SAYLES
                                     MSF FRONTIER MID CAP GROWTH          MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       3,809,398        4,248,372      23,988,437       27,528,387         250,951          261,060
Units issued and transferred
   from other funding options....         314,123          926,646       2,192,365        2,170,102          29,461           23,649
Units redeemed and transferred to
   other funding options.........       (805,895)      (1,365,620)     (4,424,040)      (5,710,052)        (38,665)         (33,758)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       3,317,626        3,809,398      21,756,762       23,988,437         241,747          250,951
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                          MSF LOOMIS SAYLES                 MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                          SMALL CAP GROWTH                   MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016            2015             2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........          18,203           16,302      10,052,598       11,205,267       3,198,853        3,070,324
Units issued and transferred
   from other funding options....           1,246            2,801       1,328,066          798,484         449,612          831,227
Units redeemed and transferred to
   other funding options.........         (4,021)            (900)     (2,104,725)      (1,951,153)       (833,482)        (702,698)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................          15,428           18,203       9,275,939       10,052,598       2,814,983        3,198,853
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                          MSF MET/WELLINGTON                   MSF METLIFE
                                       CORE EQUITY OPPORTUNITIES           ASSET ALLOCATION 20
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,356,637       30,718,018        4,782,874        2,973,577
Units issued and transferred
   from other funding options....        8,235,123        1,037,897        5,207,792        3,666,154
Units redeemed and transferred to
   other funding options.........      (4,926,115)      (5,399,278)      (2,798,512)      (1,856,857)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,665,645       26,356,637        7,192,154        4,782,874
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                       MSF METLIFE
                                          ASSET ALLOCATION 40               ASSET ALLOCATION 60
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      297,958,878      341,017,115      446,107,386      489,838,225
Units issued and transferred
   from other funding options....        6,249,604        6,819,800       12,125,390       15,596,548
Units redeemed and transferred to
   other funding options.........     (37,857,212)     (49,878,037)     (50,681,240)     (59,327,387)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      266,351,270      297,958,878      407,551,536      446,107,386
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 80              MID CAP STOCK INDEX
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      388,323,652      420,572,925        5,111,469        5,178,461
Units issued and transferred
   from other funding options....        7,664,067       11,840,482        1,293,546          988,386
Units redeemed and transferred to
   other funding options.........     (42,177,168)     (44,089,755)      (1,066,476)      (1,055,378)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      353,810,551      388,323,652        5,338,539        5,111,469
                                   ===============  ===============  ===============  ===============

                                         MSF METLIFE STOCK INDEX         MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2016            2015            2016            2015            2016            2015
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      25,649,785      28,264,874         710,775         756,067      10,866,190      10,916,908
Units issued and transferred
   from other funding options......       5,242,838       4,504,075          45,755          82,475       2,869,961       2,504,720
Units redeemed and transferred to
   other funding options...........     (5,673,804)     (7,119,164)       (111,137)       (127,767)     (2,720,554)     (2,555,438)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      25,218,819      25,649,785         645,393         710,775      11,015,597      10,866,190
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS       MSF RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     ---------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............        8,770,551       8,697,532       6,339,117       7,109,782       5,516,806       5,807,014
Units issued and transferred
   from other funding options......        1,618,760       2,367,341         394,983         596,532       1,136,668       1,423,551
Units redeemed and transferred to
   other funding options...........      (1,204,121)     (2,294,322)     (1,263,301)     (1,367,197)     (1,521,548)     (1,713,759)
                                     ---------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................        9,185,190       8,770,551       5,470,799       6,339,117       5,131,926       5,516,806
                                     ===============  ==============  ==============  ==============  ==============  ==============

                                          MSF T. ROWE PRICE                 MSF T. ROWE PRICE
                                          LARGE CAP GROWTH                  SMALL CAP GROWTH
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       19,853,858       15,015,374         373,434          321,073
Units issued and transferred
   from other funding options....        4,964,805       10,061,304          86,909          125,375
Units redeemed and transferred to
   other funding options.........      (7,815,594)      (5,222,820)        (86,424)         (73,014)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       17,003,069       19,853,858         373,919          373,434
                                   ===============  ===============  ==============  ===============


                                             MSF VAN ECK              MSF WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES        STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        8,336,502        6,586,665           6,545              398
Units issued and transferred
   from other funding options....        1,877,875        3,338,775      37,011,107            6,964
Units redeemed and transferred to
   other funding options.........      (3,289,485)      (1,588,938)     (4,165,558)            (817)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        6,924,892        8,336,502      32,852,094            6,545
                                   ===============  ===============  ==============  ===============


                                    MSF WESTERN ASSET MANAGEMENT
                                           U.S. GOVERNMENT             NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       15,069,560      15,346,536             317              393
Units issued and transferred
   from other funding options....        2,544,781       2,489,463              --               75
Units redeemed and transferred to
   other funding options.........      (3,487,731)     (2,766,439)            (71)            (151)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       14,126,610      15,069,560             246              317
                                   ===============  ==============  ==============  ===============

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                                                             OPPENHEIMER VA                  OPPENHEIMER VA
                                        OPPENHEIMER VA CORE BOND            GOVERNMENT MONEY              MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............           1,226           1,362              668             696       4,053,883       4,346,502
Units issued and transferred
   from other funding options......              --              --               --              --         221,945         290,602
Units redeemed and transferred to
   other funding options...........           (305)           (136)             (28)            (28)       (591,746)       (583,221)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................             921           1,226              640             668       3,684,082       4,053,883
                                     ==============  ==============  ===============  ==============  ==============  ==============


                                                                                PIMCO VIT
                                                                           COMMODITYREALRETURN                   PIMCO VIT
                                       OPPENHEIMER VA MAIN STREET               STRATEGY                   EMERGING MARKETS BOND
                                               SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2016            2015             2016            2015            2016            2015
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          12,936          13,372           39,333           1,515          44,282           1,592
Units issued and transferred
   from other funding options......              --             575           34,303          42,876          31,172          46,798
Units redeemed and transferred to
   other funding options...........         (1,444)         (1,011)          (8,999)         (5,058)        (12,465)         (4,108)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          11,492          12,936           64,637          39,333          62,989          44,282
                                     ==============  ==============  ===============  ==============  ==============  ==============

                                    PIMCO VIT UNCONSTRAINED BOND        PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   --------------  ---------------

Units beginning of year..........           29,245             478        1,461,366        1,581,277
Units issued and transferred
   from other funding options....           38,838          30,612          102,546          123,362
Units redeemed and transferred to
   other funding options.........         (11,660)         (1,845)        (221,594)        (243,273)
                                   ---------------  --------------   --------------  ---------------
Units end of year................           56,423          29,245        1,342,318        1,461,366
                                   ===============  ==============   ==============  ===============


                                    PIONEER VCT REAL ESTATE SHARES    T. ROWE PRICE GOVERNMENT MONEY
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016            2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            8,230            8,772           28,754           29,487
Units issued and transferred
   from other funding options....              922              881           12,932           26,424
Units redeemed and transferred to
   other funding options.........            (884)          (1,423)         (10,600)         (27,157)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            8,268            8,230           31,086           28,754
                                   ===============  ===============  ===============  ===============


                                     T. ROWE PRICE GROWTH STOCK      T. ROWE PRICE INTERNATIONAL STOCK
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........           44,692           52,254            27,270           39,998
Units issued and transferred
   from other funding options....            2,085            5,247               898            8,179
Units redeemed and transferred to
   other funding options.........          (6,510)         (12,809)           (3,498)         (20,907)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................           40,267           44,692            24,670           27,270
                                   ===============  ===============   ===============  ===============

                                          TAP 1919 VARIABLE
                                    SOCIALLY RESPONSIVE BALANCED         UIF GLOBAL INFRASTRUCTURE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ----------------  ---------------

Units beginning of year..........            5,634            6,406            32,371              664
Units issued and transferred
   from other funding options....              152              657            15,667           33,687
Units redeemed and transferred to
   other funding options.........          (2,220)          (1,429)           (6,364)          (1,980)
                                   ---------------  ---------------  ----------------  ---------------
Units end of year................            3,566            5,634            41,674           32,371
                                   ===============  ===============  ================  ===============


                                         VANECK VIP LONG/SHORT
                                             EQUITY INDEX
                                              SUB-ACCOUNT
                                   ---------------------------------
                                         2016             2015
                                   ---------------  ----------------

Units beginning of year..........           26,997             1,662
Units issued and transferred
   from other funding options....           28,392            27,896
Units redeemed and transferred to
   other funding options.........          (8,246)           (2,561)
                                   ---------------  ----------------
Units end of year................           47,143            26,997
                                   ===============  ================

(a) Commenced November 19, 2014 and began transactions in 2015.
(b) For the period May 1, 2015 to December 31, 2015.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Alger Small Cap Growth         2016     3,200,478     14.26 - 14.61      46,089,499
     Sub-Account                 2015     3,508,832     13.61 - 13.92      48,208,209
                                 2014     3,970,857     14.28 - 14.58      57,195,868
                                 2013     4,387,118     14.41 - 14.70      63,772,199
                                 2012     4,795,545     10.89 - 11.09      52,626,085

  American Funds Bond            2016     7,293,353      9.80 - 19.73     132,721,070
     Sub-Account                 2015     8,159,989     16.20 - 19.35     146,511,985
                                 2014     8,333,829     16.47 - 19.48     151,245,946
                                 2013     8,361,945     15.94 - 18.68     146,158,351
                                 2012     7,687,811     16.60 - 19.27     139,213,016

  American Funds Global          2016     6,980,723     13.31 - 44.38     277,038,594
     Growth Sub-Account          2015     7,480,782     34.27 - 44.51     300,649,358
                                 2014     8,193,931     32.79 - 42.00     312,209,187
                                 2013     8,333,553     32.79 - 41.42     314,826,203
                                 2012     8,485,913     25.98 - 32.35     251,295,328

  American Funds Global Small    2016     2,939,876     12.70 - 40.30     106,488,578
     Capitalization Sub-Account  2015     3,123,694     12.77 - 39.82     113,155,266
                                 2014     3,297,014     13.05 - 40.07     122,112,070
                                 2013     3,375,743     33.79 - 39.59     124,184,003
                                 2012     3,385,796     26.85 - 31.14      98,386,346

  American Funds Growth          2016     2,741,584   200.05 - 318.18     724,894,313
     Sub-Account                 2015     3,075,557   186.96 - 293.21     754,095,254
                                 2014     3,527,704   179.03 - 276.84     821,201,132
                                 2013     3,937,244   168.83 - 257.41     856,560,204
                                 2012     4,113,319   132.79 - 199.62     696,665,988

  American Funds                 2016     2,163,637    15.56 - 219.23     363,982,389
     Growth-Income Sub-Account   2015     2,179,793   126.48 - 198.34     358,450,579
                                 2014     2,378,568   127.56 - 197.24     390,905,716
                                 2013     2,581,885   117.99 - 179.88     388,319,990
                                 2012     2,745,842    90.43 - 135.94     312,823,451

  BlackRock Global Allocation    2016       123,935     20.06 - 21.99       2,582,039
     V.I. Sub-Account            2015        77,369     19.63 - 21.37       1,566,871
     (Commenced 11/19/2014)      2014           402             21.30           8,557

  Deutsche I CROCI               2016     1,416,905       6.42 - 7.94      11,250,311
     International Sub-Account   2015     1,563,760       7.92 - 7.99      12,496,599
                                 2014     1,732,959       8.50 - 8.57      14,851,303
                                 2013     1,888,612       9.76 - 9.85      18,592,794
                                 2012     2,040,232       8.24 - 8.30      16,933,216

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Small Cap Growth         2016         --        1.25 - 1.40           4.76 - 4.92
     Sub-Account                 2015         --        1.25 - 1.40       (4.66) - (4.52)
                                 2014         --        1.25 - 1.40       (0.96) - (0.81)
                                 2013         --        1.25 - 1.40         32.40 - 32.59
                                 2012         --        1.25 - 1.40         10.93 - 11.09

  American Funds Bond            2016       1.64        0.95 - 1.90         (1.68) - 1.97
     Sub-Account                 2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                 2014       1.94        0.95 - 1.90           3.30 - 4.28
                                 2013       1.84        0.95 - 1.90       (4.00) - (3.08)
                                 2012       2.64        0.95 - 1.90           3.38 - 4.37

  American Funds Global          2016       0.91        0.90 - 2.30         (1.67) - 2.43
     Growth Sub-Account          2015       0.99        0.90 - 2.30           4.51 - 5.98
                                 2014       1.16        0.90 - 2.30         (0.01) - 1.40
                                 2013       1.26        0.90 - 2.30         26.24 - 28.02
                                 2012       0.94        0.90 - 2.30          7.06 - 21.40

  American Funds Global Small    2016       0.25        0.89 - 1.90           0.18 - 2.23
     Capitalization Sub-Account  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                 2014       0.12        0.89 - 1.90           0.20 - 1.67
                                 2013       0.87        0.89 - 1.90         25.87 - 27.14
                                 2012       1.35        0.89 - 1.90          2.91 - 17.13

  American Funds Growth          2016       0.76        0.89 - 2.30           7.00 - 8.52
     Sub-Account                 2015       0.58        0.89 - 2.30           4.43 - 5.91
                                 2014       0.77        0.89 - 2.30           6.04 - 7.55
                                 2013       0.93        0.89 - 2.30         27.15 - 28.95
                                 2012       0.81        0.89 - 2.30          1.85 - 16.84

  American Funds                 2016       1.47        0.89 - 2.30          6.81 - 10.53
     Growth-Income Sub-Account   2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                 2014       1.27        0.89 - 2.30           8.12 - 9.65
                                 2013       1.35        0.89 - 2.30         30.47 - 32.32
                                 2012       1.64        0.89 - 2.30         14.80 - 16.44

  BlackRock Global Allocation    2016       1.55        0.90 - 1.60           2.16 - 2.87
     V.I. Sub-Account            2015       2.16        0.90 - 1.60       (5.15) - (0.44)
     (Commenced 11/19/2014)      2014       2.13               1.10                (0.45)

  Deutsche I CROCI               2016      10.65        0.89 - 1.40       (0.66) - (0.15)
     International Sub-Account   2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)
                                 2013       5.30        1.35 - 1.40         18.56 - 18.62
                                 2012       2.19        1.35 - 1.40         18.96 - 19.02

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO           NET         INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)      ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  Federated High Income Bond   2016         2,435            11.32         27,574       6.17               1.40                13.22
     Sub-Account               2015         2,503            10.00         25,030       5.62               1.40               (3.93)
                               2014         2,534            10.41         26,376       5.88               1.40                 1.26
                               2013         2,545            10.28         26,166       6.76               1.40                 5.50
                               2012         2,556             9.74         24,908       8.87               1.40                13.09

  Federated Kaufman            2016         5,331             8.93         47,589         --               1.40                 2.22
     Sub-Account               2015         5,491             8.73         47,958         --               1.40                 4.90
                               2014         5,676             8.33         47,253         --               1.40                 8.19
                               2013         5,836             7.70         44,907         --               1.40                38.18
                               2012         6,002             5.57         33,424         --               1.40                15.65

  Fidelity VIP Asset Manager   2016     4,493,375    15.61 - 16.70     70,694,332       1.45        0.89 - 1.40          1.64 - 2.16
     Sub-Account               2015     4,920,853    15.35 - 16.34     76,132,122       1.53        0.89 - 1.40      (1.25) - (0.75)
                               2014     5,426,360    15.54 - 16.47     84,977,763       1.47        0.89 - 1.40          4.36 - 4.90
                               2013     5,885,530    14.88 - 15.70     88,274,483       1.55        0.89 - 1.40        14.10 - 14.68
                               2012     6,517,939    13.04 - 13.69     85,640,352       1.49        0.89 - 1.40        10.91 - 11.48

  Fidelity VIP Contrafund      2016    21,259,478     6.55 - 75.90    573,685,439       0.74        0.89 - 2.25          5.15 - 7.05
     Sub-Account               2015    21,653,047     6.17 - 71.00    581,923,231       0.94        0.89 - 2.25      (1.68) - (0.22)
                               2014    20,382,633     6.24 - 71.28    631,948,733       0.89        0.89 - 2.25         9.33 - 10.95
                               2013    17,717,451     5.67 - 64.36    611,972,926       1.04        0.89 - 2.25        10.23 - 30.12
                               2012    15,604,750    12.42 - 49.54    471,113,726       1.36        0.89 - 2.25        13.71 - 15.38

  Fidelity VIP Equity-Income   2016       230,181            20.60      4,741,279       2.16               1.40                16.38
     Sub-Account               2015       280,187            17.70      4,959,137       3.11               1.40               (5.30)
                               2014       303,711            18.69      5,676,328       2.75               1.40                 7.21
                               2013       341,560            17.43      5,954,600       2.41               1.40                26.37
                               2012       400,352            13.80      5,523,241       2.96               1.40                15.67

  Fidelity VIP FundsManager    2016   339,562,460    13.13 - 13.34  4,491,693,357       1.24        1.90 - 2.05          2.11 - 2.26
     50% Sub-Account           2015   340,402,591    12.86 - 13.05  4,406,702,675       1.25        1.90 - 2.05      (1.89) - (1.75)
     (Commenced 7/23/2012)     2014   268,426,412    13.11 - 13.28  3,538,458,593       1.45        1.90 - 2.05          2.96 - 3.12
                               2013   158,954,030    12.73 - 12.88  2,033,793,788       1.55        1.90 - 2.05        12.57 - 12.74
                               2012    39,080,828    11.31 - 11.42    443,823,085       2.69        1.90 - 2.05          1.76 - 4.11

  Fidelity VIP FundsManager    2016   250,989,708    12.56 - 12.74  3,173,600,531       1.14        1.90 - 2.05          2.66 - 2.82
     60% Sub-Account           2015   299,646,067    12.24 - 12.39  3,688,709,449       1.05        1.90 - 2.05      (1.63) - (1.48)
                               2014   319,425,019    12.44 - 12.58  3,994,437,491       1.24        1.90 - 2.05          3.27 - 3.42
                               2013   333,151,686    12.05 - 12.16  4,031,523,824       1.16        1.90 - 2.05        16.21 - 16.38
                               2012   345,636,001    10.37 - 10.45  3,596,633,088       1.53        1.90 - 2.05          9.33 - 9.49

  Fidelity VIP Government      2016     2,758,925     6.77 - 10.16     18,955,221       0.18        0.89 - 2.05      (1.85) - (0.68)
     Money Market Sub-Account  2015     5,764,747     6.85 - 10.34     49,654,013       0.02        0.89 - 2.05      (2.02) - (0.86)
                               2014     5,894,288     6.95 - 10.53     50,947,648       0.01        0.89 - 2.05      (2.02) - (0.88)
                               2013     8,307,410     7.04 - 10.73     76,155,346       0.02        0.89 - 2.05      (2.01) - (0.86)
                               2012     8,041,430     7.14 - 10.94     73,659,399       0.12        0.89 - 2.05      (1.93) - (0.76)

  Fidelity VIP Growth          2016     6,179,280    23.17 - 24.67    144,530,563       0.04        0.89 - 1.40      (0.60) - (0.09)
     Sub-Account               2015     6,842,558    23.31 - 24.69    160,925,919       0.25        0.89 - 1.40          5.68 - 6.23
                               2014     7,538,876    22.06 - 23.24    167,673,930       0.18        0.89 - 1.40         9.75 - 10.31
                               2013     8,194,380    20.10 - 21.07    165,968,439       0.29        0.89 - 1.40        34.44 - 35.13
                               2012     9,085,626    14.95 - 15.59    136,799,312       0.59        0.89 - 1.40        13.09 - 13.67

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Fidelity VIP Index 500      2016     2,222,100     27.86 - 29.74      61,915,726
     Sub-Account              2015     2,464,560     25.24 - 26.83      62,224,177
                              2014     2,778,454     25.25 - 26.71      70,165,982
                              2013     3,091,556     22.53 - 23.73      69,677,247
                              2012     3,530,426     17.27 - 18.10      60,984,620

  Fidelity VIP Mid Cap        2016     6,382,115     58.33 - 69.23     409,695,192
     Sub-Account              2015     6,898,177     53.12 - 62.44     401,284,587
                              2014     7,445,624     55.03 - 64.08     446,277,693
                              2013     7,792,671     52.90 - 61.01     446,581,942
                              2012     7,598,912     39.68 - 45.33     324,832,892

  Fidelity VIP Overseas       2016       333,151     10.84 - 12.36       3,832,068
     Sub-Account              2015       376,022     11.55 - 13.19       4,615,792
                              2014       411,275     11.28 - 12.89       4,942,746
                              2013       447,143     12.41 - 14.19       5,925,521
                              2012       509,517      9.62 - 11.02       5,241,037

  FTVIPT Franklin Income VIP  2016     4,031,843     50.36 - 72.41     260,175,136
     Sub-Account              2015     4,415,184     45.17 - 64.11     253,302,116
                              2014     4,717,186     49.71 - 69.63     294,909,928
                              2013     4,919,666     48.59 - 67.20     297,821,470
                              2012     4,708,870     43.62 - 59.54     253,164,341

  FTVIPT Franklin Mutual      2016     4,164,982     29.15 - 35.30     134,905,092
     Shares VIP Sub-Account   2015     4,536,450     25.60 - 30.71     128,211,487
                              2014     5,080,687     27.45 - 32.61     153,109,223
                              2013     5,477,366     26.11 - 30.73     156,078,571
                              2012     5,768,385     20.75 - 24.19     129,780,562

  FTVIPT Franklin Small Cap   2016     7,878,700      1.69 - 39.24     128,270,987
     Value VIP Sub-Account    2015     8,783,442      1.31 - 13.07     110,998,636
                              2014     9,145,054      1.42 - 14.25     126,502,556
                              2013     9,184,423     13.56 - 14.30     128,048,983
                              2012     8,321,925     10.13 - 10.60      86,296,073

  FTVIPT Templeton Foreign    2016     2,245,781     13.71 - 32.34      68,504,762
     VIP Sub-Account          2015     2,282,942     13.03 - 30.69      66,002,305
                              2014     2,354,783     14.19 - 33.39      73,607,780
                              2013     2,457,017     16.25 - 38.21      87,721,293
                              2012     2,730,167     13.46 - 31.61      80,788,377

  FTVIPT Templeton Global     2016    11,303,555     17.42 - 20.30     213,840,331
     Bond VIP Sub-Account     2015    11,945,145     17.38 - 19.91     222,633,715
                              2014    12,667,617     18.48 - 21.01     250,150,012
                              2013    12,950,902     18.47 - 20.82     254,683,414
                              2012    11,067,808     18.50 - 20.69     217,063,429

  Invesco V.I. American       2016         1,514              8.25          12,495
     Franchise Sub-Account    2015         1,825              8.19          14,936
                              2014         1,911              7.90          15,107
                              2013        22,147              7.39         163,713
                              2012        28,015              5.35         149,862

                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity VIP Index 500      2016       1.44        0.89 - 1.35         10.36 - 10.87
     Sub-Account              2015       1.93        0.89 - 1.35         (0.02) - 0.44
                              2014       1.59        0.89 - 1.35         12.05 - 12.56
                              2013       1.84        0.89 - 1.35         30.47 - 31.07
                              2012       2.03        0.89 - 1.35         14.35 - 14.88

  Fidelity VIP Mid Cap        2016       0.31        0.95 - 1.90          6.93 - 10.87
     Sub-Account              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03
                              2013       0.28        0.95 - 1.90         33.31 - 34.59
                              2012       0.43        0.95 - 1.90         12.40 - 13.47

  Fidelity VIP Overseas       2016       1.38        1.15 - 1.40       (6.38) - (6.15)
     Sub-Account              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)
                              2013       1.34        1.15 - 1.40         28.62 - 28.95
                              2012       1.97        1.15 - 1.40         19.05 - 19.35

  FTVIPT Franklin Income VIP  2016       4.98        0.95 - 2.25          8.00 - 12.95
     Sub-Account              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63
                              2013       6.33        0.95 - 2.25         11.41 - 12.86
                              2012       6.44        0.95 - 2.25         10.13 - 11.58

  FTVIPT Franklin Mutual      2016       1.98        0.95 - 1.90         10.51 - 14.96
     Shares VIP Sub-Account   2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11
                              2013       2.10        0.95 - 1.90         25.85 - 27.05
                              2012       2.06        0.95 - 1.90         12.08 - 13.16

  FTVIPT Franklin Small Cap   2016       0.82        0.95 - 1.80         19.18 - 28.96
     Value VIP Sub-Account    2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)
                              2013       1.31        0.95 - 1.75         33.88 - 34.95
                              2012       0.78        0.95 - 1.75         16.32 - 17.26

  FTVIPT Templeton Foreign    2016       1.95        1.55 - 2.30           4.74 - 5.53
     VIP Sub-Account          2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)
                              2013       2.38        1.55 - 2.30         20.18 - 21.08
                              2012       3.02        1.55 - 2.30         15.53 - 16.41

  FTVIPT Templeton Global     2016         --        0.95 - 1.80           1.15 - 2.04
     Bond VIP Sub-Account     2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87
                              2013       4.75        0.95 - 1.75         (0.13) - 0.67
                              2012       6.42        0.95 - 1.75         13.06 - 13.97

  Invesco V.I. American       2016         --               1.40                  0.85
     Franchise Sub-Account    2015         --               1.40                  3.55
                              2014         --               1.40                  6.93
                              2013       0.42               1.40                 38.19
                              2012         --               1.40                 12.14

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Invesco V.I. Core Equity     2016        25,350             6.75         171,207
     Sub-Account               2015        27,589             6.21         171,366
                               2014        34,703             6.68         231,978
                               2013        39,835             6.27         249,696
                               2012        49,005             4.92         241,009

  Invesco V.I. Equity and      2016    27,024,285     7.16 - 25.65     654,269,917
     Income Sub-Account        2015    28,966,281     6.30 - 22.55     619,311,840
                               2014    30,622,887     6.54 - 23.37     681,211,301
                               2013    31,328,255     6.09 - 21.69     649,322,698
                               2012    29,563,858     4.93 - 17.54     496,945,594

  Invesco V.I. Growth and      2016            87            11.74           1,017
     Income Sub-Account        2015           654             9.95           6,509
                               2014           665            10.41           6,927
                               2013    13,799,854     9.57 - 36.41     365,970,613
                               2012    13,407,203     7.24 - 27.48     268,230,013

  Invesco V.I. International   2016     8,293,250     8.57 - 32.43     243,849,630
     Growth Sub-Account        2015     8,534,492     8.74 - 32.97     256,390,780
                               2014     8,820,511     9.07 - 34.18     275,880,972
                               2013     8,901,354     9.17 - 34.47     281,999,206
                               2012     8,127,475     7.81 - 29.32     219,783,700

  Ivy VIP Asset Strategy       2016        15,823    13.72 - 15.29         233,181
     Sub-Account               2015        20,900    14.31 - 15.87         317,700
     (Commenced 11/19/2014)    2014         2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable  2016    10,932,298    16.82 - 30.24     293,536,621
     Aggressive Growth         2015    11,091,987    16.99 - 30.16     300,878,534
     Sub-Account               2014    11,333,726    17.67 - 30.99     316,448,933
                               2013    11,979,001    15.00 - 25.98     280,745,200
                               2012    11,687,754    10.38 - 17.75     186,988,862

  LMPVET ClearBridge Variable  2016     7,615,066    10.51 - 62.23     405,981,554
     Appreciation Sub-Account  2015     7,746,928    41.76 - 57.24     400,323,007
                               2014     8,268,721    42.06 - 56.87     426,519,441
                               2013     8,604,407    38.78 - 51.73     405,286,221
                               2012     7,908,912    30.52 - 40.17     290,191,379

  LMPVET ClearBridge Variable  2016     8,906,934    14.51 - 24.31     200,725,348
     Dividend Strategy         2015     9,391,848    12.92 - 21.38     186,422,315
     Sub-Account               2014     9,796,222    13.81 - 22.59     205,573,482
                               2013    10,244,154    12.44 - 20.09     191,169,653
                               2012     9,055,914    10.11 - 16.14     134,931,130

  LMPVET ClearBridge Variable  2016       121,433    23.83 - 27.67       3,173,371
     Large Cap Growth          2015       156,000    22.70 - 26.15       3,887,858
     Sub-Account               2014       200,379    21.16 - 24.18       4,631,601
                               2013       242,954    18.99 - 21.53       5,012,390
                               2012       283,429    14.10 - 15.86       4,312,254

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Invesco V.I. Core Equity     2016       0.76               1.40                 8.73
     Sub-Account               2015       1.05               1.40               (7.08)
                               2014       0.87               1.40                 6.64
                               2013       1.36               1.40                27.45
                               2012       0.91               1.40                12.29

  Invesco V.I. Equity and      2016       1.64        0.95 - 1.90        10.31 - 13.75
     Income Sub-Account        2015       2.30        0.95 - 1.90      (4.42) - (3.51)
                               2014       1.58        0.95 - 1.90          6.72 - 7.74
                               2013       1.54        0.95 - 1.90        22.54 - 23.71
                               2012       1.85        0.95 - 1.90        10.26 - 11.32

  Invesco V.I. Growth and      2016       0.58               1.40                18.03
     Income Sub-Account        2015       2.94               1.40               (4.41)
                               2014         --               1.40                 8.75
                               2013       1.31        0.95 - 1.90        31.25 - 32.50
                               2012       1.36        0.95 - 1.90        12.18 - 13.26

  Invesco V.I. International   2016       1.17        0.95 - 1.80      (4.75) - (1.64)
     Growth Sub-Account        2015       1.28        0.95 - 1.75      (4.31) - (3.54)
                               2014       1.38        0.95 - 1.75      (1.65) - (0.86)
                               2013       1.10        0.95 - 1.75        16.66 - 17.60
                               2012       1.38        0.95 - 1.75        13.25 - 14.16

  Ivy VIP Asset Strategy       2016       0.56        1.10 - 1.60      (4.11) - (3.63)
     Sub-Account               2015       0.36        1.10 - 1.60      (9.80) - (9.35)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35      (2.27) - (2.24)

  LMPVET ClearBridge Variable  2016       0.65        0.95 - 2.30        (1.10) - 4.06
     Aggressive Growth         2015       0.35        0.95 - 2.30      (3.97) - (2.66)
     Sub-Account               2014       0.17        0.95 - 2.30        17.66 - 19.26
                               2013       0.28        0.95 - 2.30        44.42 - 46.38
                               2012       0.43        0.95 - 2.30        16.01 - 17.60

  LMPVET ClearBridge Variable  2016       1.32        0.95 - 2.30          4.49 - 8.73
     Appreciation Sub-Account  2015       1.17        0.95 - 2.30        (0.71) - 0.64
                               2014       1.17        0.95 - 2.30          8.47 - 9.94
                               2013       1.29        0.95 - 2.30        27.05 - 28.77
                               2012       1.75        0.95 - 2.30        13.30 - 14.85

  LMPVET ClearBridge Variable  2016       1.44        0.95 - 2.30         6.86 - 13.69
     Dividend Strategy         2015       1.65        0.95 - 2.30      (6.48) - (5.34)
     Sub-Account               2014       2.05        0.95 - 2.30        11.03 - 12.41
                               2013       1.65        0.95 - 2.30        23.08 - 24.49
                               2012       3.04        0.95 - 2.30        11.60 - 12.99

  LMPVET ClearBridge Variable  2016       0.48        1.50 - 2.30          4.95 - 5.79
     Large Cap Growth          2015       0.43        1.50 - 2.30          7.30 - 8.16
     Sub-Account               2014       0.48        1.50 - 2.30        11.40 - 12.29
                               2013       0.51        1.50 - 2.30        34.72 - 35.80
                               2012       0.66        1.50 - 2.30        17.60 - 18.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2016       342,723    22.62 - 26.31       8,591,571
     Large Cap Value Sub-Account  2015       333,277    20.49 - 23.64       7,518,321
                                  2014       369,225    21.58 - 24.70       8,744,177
                                  2013       319,601    19.77 - 22.45       6,892,954
                                  2012       286,427    15.28 - 17.21       4,743,489

  LMPVET ClearBridge Variable     2016     3,770,232    13.20 - 32.37     102,811,126
     Small Cap Growth             2015     3,817,761    21.51 - 30.88     101,595,917
     Sub-Account                  2014     4,105,606    23.02 - 32.61     115,942,801
                                  2013     4,102,827    22.63 - 31.63     112,499,020
                                  2012     3,457,289    15.75 - 21.71      64,881,494

  LMPVET EnTrust Permal           2016     1,428,689      9.02 - 9.16      12,975,771
     Alternative Select VIT       2015     1,078,857      9.42 - 9.49      10,193,761
     Sub-Account                  2014        64,025    10.01 - 10.02         641,034
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016     1,657,879    21.04 - 25.43      38,835,887
     Conservative Growth          2015     1,731,301    19.96 - 23.89      38,239,774
     Sub-Account                  2014     1,866,299    20.59 - 24.41      42,335,472
                                  2013     2,011,433    20.00 - 23.49      44,101,401
                                  2012     1,699,443    17.68 - 20.56      32,620,028

  LMPVET QS Variable Growth       2016     3,963,257    19.02 - 22.99      83,823,213
     Sub-Account                  2015     4,234,141    17.87 - 21.39      83,641,315
                                  2014     4,529,329    18.63 - 22.09      92,760,220
                                  2013     4,790,185    18.14 - 21.30      95,074,284
                                  2012     5,015,187    14.61 - 17.00      79,817,339

  LMPVET QS Variable Moderate     2016        45,938    19.03 - 20.61         921,078
     Growth Sub-Account           2015        67,619    17.96 - 19.37       1,277,408
                                  2014        98,417    18.64 - 20.02       1,923,838
                                  2013       121,395    18.11 - 19.37       2,304,999
                                  2012       162,342    15.15 - 16.14       2,573,509

  LMPVIT Western Asset            2016     3,567,957    16.56 - 26.90      87,930,944
     Variable Global High Yield   2015     4,003,585    18.50 - 23.49      86,641,483
     Bond Sub-Account             2014     4,320,147    20.11 - 25.19     100,641,688
                                  2013     4,386,878    20.82 - 25.72     104,740,451
                                  2012     4,039,328    20.05 - 24.44      91,771,912

  MFS VIT Investors Trust         2016         1,033             8.55           8,827
     Sub-Account                  2015         1,112             7.98           8,875
                                  2014         1,191             8.08           9,619
                                  2013         3,517             7.38          25,951
                                  2012         3,616             5.67          20,488

  MFS VIT New Discovery           2016         3,102            13.29          41,234
     Sub-Account                  2015         3,178            12.36          39,288
                                  2014         3,178            12.78          40,607
                                  2013         3,294            13.97          46,020
                                  2012         4,161            10.01          41,661

                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2016       1.62        1.50 - 2.30        10.43 - 11.32
     Large Cap Value Sub-Account  2015       1.41        1.50 - 2.30      (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30         9.17 - 10.05
                                  2013       1.77        1.50 - 2.30        29.36 - 30.40
                                  2012       2.37        1.50 - 2.30        13.84 - 14.76

  LMPVET ClearBridge Variable     2016         --        0.95 - 2.30          3.40 - 9.41
     Small Cap Growth             2015         --        0.95 - 2.30      (6.55) - (5.28)
     Sub-Account                  2014         --        0.95 - 2.30          1.71 - 3.09
                                  2013       0.05        0.95 - 2.30        43.71 - 45.66
                                  2012       0.42        0.95 - 2.30        16.70 - 18.29

  LMPVET EnTrust Permal           2016       0.04        0.95 - 1.60      (4.17) - (3.54)
     Alternative Select VIT       2015       1.46        0.95 - 1.60      (5.89) - (4.25)
     Sub-Account                  2014       0.57        1.10 - 1.60      (0.55) - (0.49)
     (Commenced 11/19/2014)

  LMPVET QS Variable              2016       2.42        0.95 - 1.90          5.41 - 6.42
     Conservative Growth          2015       1.95        0.95 - 1.90      (3.05) - (2.12)
     Sub-Account                  2014       2.46        0.95 - 1.90          2.93 - 3.92
                                  2013       2.21        0.95 - 1.90        13.16 - 14.24
                                  2012       2.95        0.95 - 1.90        10.96 - 12.02

  LMPVET QS Variable Growth       2016       1.45        0.95 - 1.90          6.46 - 7.47
     Sub-Account                  2015       1.33        0.95 - 1.90      (4.07) - (3.16)
                                  2014       1.77        0.95 - 1.90          2.72 - 3.70
                                  2013       1.66        0.95 - 1.90        24.12 - 25.30
                                  2012       1.84        0.95 - 1.90        13.70 - 14.79

  LMPVET QS Variable Moderate     2016       1.85        1.50 - 1.90          5.96 - 6.39
     Growth Sub-Account           2015       1.47        1.50 - 1.90      (3.64) - (3.25)
                                  2014       1.74        1.50 - 1.90          2.93 - 3.34
                                  2013       1.41        1.50 - 1.90        19.53 - 20.01
                                  2012       2.16        1.50 - 1.90        12.43 - 12.88

  LMPVIT Western Asset            2016       6.08        0.95 - 2.30         8.61 - 14.51
     Variable Global High Yield   2015       5.96        0.95 - 2.30      (7.98) - (6.73)
     Bond Sub-Account             2014       7.11        0.95 - 2.30      (3.40) - (2.09)
                                  2013       6.19        0.95 - 2.30          3.85 - 5.27
                                  2012       7.84        0.95 - 2.30        15.62 - 17.20

  MFS VIT Investors Trust         2016       0.86               1.40                 7.08
     Sub-Account                  2015       0.92               1.40               (1.18)
                                  2014       0.61               1.40                 9.46
                                  2013       1.10               1.40                30.22
                                  2012       0.67               1.40                17.52

  MFS VIT New Discovery           2016         --               1.40                 7.54
     Sub-Account                  2015         --               1.40               (3.25)
                                  2014         --               1.40               (8.55)
                                  2013         --               1.40                39.55
                                  2012         --               1.40                19.53

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MFS VIT Research Sub-Account  2016         2,377             9.09          21,608
                                2015         3,091             8.48          26,211
                                2014         3,115             8.53          26,571
                                2013         8,132             7.85          63,835
                                2012         8,335             6.02          50,155

  MIST AB Global Dynamic        2016   252,960,506    11.77 - 12.78   3,143,878,353
     Allocation Sub-Account     2015   263,678,991    11.63 - 12.45   3,205,371,897
                                2014   275,344,937    11.84 - 12.49   3,373,491,338
                                2013   286,256,086    11.32 - 11.74   3,313,674,192
                                2012   267,334,005    10.40 - 10.66   2,823,843,417

  MIST Allianz Global           2016    79,436,316     1.00 - 10.44      82,224,138
     Investors Dynamic          2015    59,800,997     1.00 - 10.35      60,867,062
     Multi-Asset Plus           2014    18,219,524     1.04 - 10.55      18,986,456
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016   234,371,003    12.52 - 14.20   3,152,567,972
     Balanced Allocation        2015   246,263,553    11.89 - 13.29   3,117,922,583
     Sub-Account                2014   264,143,945    12.26 - 13.41   3,417,834,574
                                2013   276,830,535    11.83 - 12.78   3,430,387,038
                                2012   292,605,761    10.22 - 10.89   3,106,060,329

  MIST American Funds Growth    2016   128,517,470    12.68 - 14.39   1,744,990,829
     Allocation Sub-Account     2015   137,469,623    11.92 - 13.12   1,740,439,216
                                2014   142,940,560    12.29 - 13.37   1,852,260,667
                                2013   147,794,512    11.83 - 12.67   1,828,322,375
                                2012   149,020,463     9.68 - 10.24   1,496,665,592

  MIST American Funds Growth    2016    77,428,972     1.55 - 16.08     654,182,440
     Sub-Account                2015    77,730,599     1.44 - 14.88     640,713,098
                                2014    71,860,704     1.37 - 13.78     648,671,484
                                2013    59,593,818     1.29 - 12.90     632,386,636
                                2012    54,812,434     9.59 - 10.07     545,665,799

  MIST American Funds           2016   121,315,385    12.19 - 13.83   1,590,453,756
     Moderate Allocation        2015   126,162,585    11.66 - 13.04   1,567,578,863
     Sub-Account                2014   137,310,606    12.03 - 13.16   1,744,157,123
                                2013   147,773,215    11.61 - 12.53   1,796,366,977
                                2012   159,499,085    10.47 - 11.15   1,734,325,945

  MIST AQR Global Risk          2016   221,364,216     9.79 - 11.01   2,395,534,199
     Balanced Sub-Account       2015   241,508,750     9.10 - 10.21   2,431,541,679
                                2014   265,908,083    10.20 - 11.40   3,001,302,195
                                2013   295,108,196     9.93 - 11.09   3,248,475,977
                                2012   324,843,850    10.42 - 11.61   3,753,309,463

  MIST BlackRock Global         2016   421,174,334    11.24 - 12.21   4,999,248,698
     Tactical Strategies        2015   445,213,023    11.02 - 11.80   5,128,182,508
     Sub-Account                2014   463,962,556    11.30 - 11.92   5,423,637,032
                                2013   487,574,727    10.92 - 11.35   5,457,878,761
                                2012   471,913,542    10.13 - 10.38   4,856,824,935

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MFS VIT Research Sub-Account  2016      0.78                 1.40                 7.22
                                2015      0.73                 1.40               (0.60)
                                2014      0.79                 1.40                 8.67
                                2013      0.33                 1.40                30.45
                                2012      0.79                 1.40                15.63

  MIST AB Global Dynamic        2016      1.58          0.90 - 2.35        (0.62) - 2.67
     Allocation Sub-Account     2015      3.28          0.90 - 2.35      (1.76) - (0.32)
                                2014      1.94          0.90 - 2.35          0.77 - 6.39
                                2013      1.28          0.90 - 2.35         8.56 - 10.15
                                2012      0.10          0.90 - 2.35          3.45 - 8.82

  MIST Allianz Global           2016      0.05          0.90 - 2.15        (0.69) - 1.08
     Investors Dynamic          2015      1.61          1.10 - 2.15      (3.09) - (2.07)
     Multi-Asset Plus           2014      0.92          1.15 - 2.00          0.71 - 4.55
     Sub-Account
     (Commenced 4/28/2014)

  MIST American Funds           2016      1.62          0.90 - 2.35          2.90 - 6.84
     Balanced Allocation        2015      1.40          0.90 - 2.35      (4.60) - (0.37)
     Sub-Account                2014      1.27          1.00 - 2.35        (0.35) - 4.99
                                2013      1.37          1.00 - 2.35        15.78 - 17.35
                                2012      1.69          1.00 - 2.35        10.88 - 12.39

  MIST American Funds Growth    2016      1.30          0.90 - 2.35          6.43 - 7.98
     Allocation Sub-Account     2015      1.31          1.10 - 2.35      (5.94) - (0.25)
                                2014      1.03          1.10 - 2.35        (0.52) - 5.17
                                2013      1.00          1.15 - 2.35        22.20 - 23.68
                                2012      1.21          1.15 - 2.35        13.45 - 14.82

  MIST American Funds Growth    2016      0.29          0.95 - 2.35          6.57 - 8.32
     Sub-Account                2015      0.87          0.95 - 2.35          1.76 - 5.48
                                2014      0.55          0.95 - 2.35          0.56 - 7.16
                                2013      0.44          0.95 - 2.35        11.27 - 28.11
                                2012      0.33          1.30 - 2.35        14.67 - 15.89

  MIST American Funds           2016      1.91          0.90 - 2.35          2.00 - 6.05
     Moderate Allocation        2015      1.49          0.90 - 2.35      (3.52) - (0.45)
     Sub-Account                2014      1.46          1.00 - 2.35        (0.26) - 5.04
                                2013      1.65          1.00 - 2.35        10.88 - 12.39
                                2012      2.04          1.00 - 2.35          8.25 - 9.73

  MIST AQR Global Risk          2016        --          0.90 - 2.35          2.44 - 7.98
     Balanced Sub-Account       2015      5.51          0.90 - 2.35    (11.67) - (10.38)
                                2014        --          0.90 - 2.35        (3.48) - 3.07
                                2013      2.09          0.90 - 2.35      (5.64) - (4.26)
                                2012      0.44          0.90 - 2.35          3.72 - 9.29

  MIST BlackRock Global         2016      1.45          0.90 - 2.35          0.63 - 3.50
     Tactical Strategies        2015      1.55          0.90 - 2.35        (2.43) - 0.11
     Sub-Account                2014      1.12          0.90 - 2.35        (0.16) - 4.97
                                2013      1.36          0.90 - 2.35          7.75 - 9.32
                                2012        --          0.90 - 2.35          3.27 - 7.89

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  -------------
  MIST BlackRock High Yield     2016     8,860,074    16.19 - 31.14    231,879,405
     Sub-Account                2015     9,031,674    14.40 - 27.56    210,920,401
                                2014     9,596,910    15.21 - 28.99    238,215,887
                                2013    10,783,682    14.92 - 28.32    265,149,806
                                2012    11,949,833    13.83 - 26.13    276,977,302

  MIST Clarion Global Real      2016    14,214,001    16.13 - 70.52    263,186,597
     Estate Sub-Account         2015    15,477,002    16.37 - 70.58    288,549,595
                                2014    17,245,897    17.00 - 72.26    330,178,643
                                2013    11,099,591    15.36 - 17.68    182,673,922
                                2012    10,967,900    15.19 - 17.23    177,317,957

  MIST ClearBridge Aggressive   2016    31,716,282   12.20 - 205.91    461,921,010
     Growth Sub-Account         2015    35,697,833   12.04 - 203.07    513,586,109
                                2014    38,472,258   12.71 - 214.41    586,572,505
                                2013    36,299,683    10.84 - 13.77    451,710,565
                                2012    33,802,849      7.55 - 9.54    292,871,764

  MIST Goldman Sachs Mid Cap    2016     5,715,456    21.64 - 26.00    136,116,482
     Value Sub-Account          2015     6,513,771    19.57 - 23.18    139,196,313
                                2014     7,477,599    22.05 - 25.19    178,512,669
                                2013     7,939,384    19.93 - 22.07    170,038,386
                                2012     8,486,283    15.38 - 16.85    139,211,779

  MIST Harris Oakmark           2016    23,007,569    21.43 - 27.85    576,095,441
     International Sub-Account  2015    25,339,005    20.23 - 25.80    595,542,818
                                2014    26,551,192    21.63 - 27.28    663,509,252
                                2013    25,769,452    23.43 - 29.23    693,983,244
                                2012    25,722,293    18.33 - 22.61    538,939,254

  MIST Invesco Balanced-Risk    2016   818,076,929     1.09 - 11.62    940,598,161
     Allocation Sub-Account     2015   749,414,346     1.00 - 10.52    777,069,714
     (Commenced 4/30/2012)      2014   758,894,714     1.07 - 11.10    832,374,445
                                2013   800,860,953      1.04 - 1.06    843,160,697
                                2012   631,214,101      1.04 - 1.05    661,422,417

  MIST Invesco Comstock         2016    36,743,760    16.14 - 26.27    742,413,375
     Sub-Account                2015    39,951,458    14.08 - 22.61    699,284,637
                                2014    43,175,673    15.33 - 24.28    813,000,076
                                2013    26,889,264    14.36 - 22.42    443,561,923
                                2012    26,662,653    10.86 - 16.72    329,458,802

  MIST Invesco Mid Cap Value    2016     7,068,224     1.84 - 43.07    268,931,465
     Sub-Account                2015     7,308,379     1.61 - 37.62    244,281,850
                                2014     6,927,870    17.85 - 41.71    258,407,609
                                2013     4,619,902    30.27 - 38.39    158,040,375
                                2012     5,175,603    23.78 - 29.73    138,149,492

  MIST Invesco Small Cap        2016    10,669,549    24.88 - 31.68    296,393,238
     Growth Sub-Account         2015    11,537,860    22.84 - 28.61    291,887,925
                                2014    11,824,275    23.77 - 29.28    308,642,273
                                2013    13,003,134    22.53 - 27.31    319,189,345
                                2012    13,528,657    16.44 - 19.61    240,468,780

                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  MIST BlackRock High Yield     2016       6.73         0.90 - 2.35        7.19 - 12.96
     Sub-Account                2015       8.07         0.90 - 2.35     (6.28) - (4.91)
                                2014       6.09         0.90 - 2.35       (1.88) - 2.37
                                2013       7.02         0.90 - 2.35         6.79 - 8.35
                                2012       7.05         0.90 - 2.35        7.68 - 15.15

  MIST Clarion Global Real      2016       2.07         0.90 - 2.35     (4.89) - (0.03)
     Estate Sub-Account         2015       3.81         0.90 - 2.35       (3.69) - 3.43
                                2014       1.03         0.90 - 2.35        1.03 - 12.25
                                2013       6.85         0.90 - 2.35         1.14 - 2.62
                                2012       2.03         0.90 - 2.35        9.18 - 24.35

  MIST ClearBridge Aggressive   2016       0.40         0.90 - 2.35         0.30 - 1.76
     Growth Sub-Account         2015       0.23         0.90 - 2.35     (6.27) - (4.69)
                                2014       0.11         0.90 - 2.35        1.60 - 17.83
                                2013       0.22         0.90 - 2.35       42.22 - 44.30
                                2012       0.02         0.90 - 2.35        3.28 - 17.38

  MIST Goldman Sachs Mid Cap    2016       0.83         0.90 - 2.35       10.55 - 12.17
     Value Sub-Account          2015       0.64         0.90 - 2.35    (11.23) - (4.37)
                                2014       0.54         1.10 - 2.35        2.29 - 11.77
                                2013       0.89         1.30 - 2.35       29.57 - 30.94
                                2012       0.59         1.30 - 2.35       15.36 - 16.58

  MIST Harris Oakmark           2016       2.14         0.90 - 2.35         5.67 - 7.21
     International Sub-Account  2015       3.01         0.95 - 2.35     (6.74) - (3.92)
                                2014       2.41         0.95 - 2.35       (7.98) - 0.25
                                2013       2.44         0.95 - 2.35       27.46 - 29.26
                                2012       1.63         0.95 - 2.35       15.61 - 27.58

  MIST Invesco Balanced-Risk    2016       0.15         0.90 - 2.35        4.88 - 10.72
     Allocation Sub-Account     2015       2.83         0.90 - 2.35     (6.43) - (0.67)
     (Commenced 4/30/2012)      2014         --         0.90 - 2.35         0.40 - 4.63
                                2013         --         0.90 - 2.35       (0.50) - 0.95
                                2012       0.55         0.90 - 2.35         3.03 - 4.04

  MIST Invesco Comstock         2016       2.53         0.90 - 2.35       12.17 - 16.25
     Sub-Account                2015       2.88         0.90 - 2.35     (8.16) - (6.81)
                                2014       0.60         0.90 - 2.35         0.28 - 8.33
                                2013       1.07         0.90 - 2.35       32.25 - 34.18
                                2012       1.22         0.90 - 2.35        5.55 - 17.40

  MIST Invesco Mid Cap Value    2016       0.63         0.90 - 2.35        9.67 - 14.47
     Sub-Account                2015       0.45         0.90 - 2.35    (11.10) - (6.76)
                                2014       0.33         0.90 - 2.35         1.20 - 8.70
                                2013       0.74         0.90 - 2.35       27.28 - 29.14
                                2012       0.40         0.90 - 2.35        2.26 - 13.21

  MIST Invesco Small Cap        2016         --         0.89 - 2.35        8.71 - 10.73
     Growth Sub-Account         2015       0.01         0.89 - 2.35     (3.99) - (2.29)
                                2014         --         0.89 - 2.35         1.89 - 7.22
                                2013       0.23         0.89 - 2.35       36.92 - 39.29
                                2012         --         0.89 - 2.35       15.47 - 17.45

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MIST JPMorgan Core Bond        2016    31,064,359     9.84 - 11.16     339,144,828
     Sub-Account                 2015    31,401,600     9.78 - 11.06     340,682,787
                                 2014    32,404,332     9.89 - 11.15     355,237,960
                                 2013    29,439,490    10.12 - 10.75     311,869,932
                                 2012    31,242,391    10.69 - 11.23     346,492,447

  MIST JPMorgan Global Active    2016   848,098,850     1.17 - 12.50   1,042,207,011
     Allocation Sub-Account      2015   828,919,735     1.16 - 12.26   1,000,785,200
     (Commenced 4/30/2012)       2014   747,266,184     1.18 - 12.14     905,975,458
                                 2013   649,853,969      1.13 - 1.16     746,849,717
                                 2012   269,034,003      1.04 - 1.05     282,572,135

  MIST JPMorgan Small Cap        2016     1,141,302    21.67 - 24.82      26,376,632
     Value Sub-Account           2015     1,287,553    16.94 - 19.19      23,133,878
                                 2014     1,417,944    18.69 - 20.92      27,932,500
                                 2013     1,455,583    18.28 - 20.23      27,866,566
                                 2012     1,643,159    14.04 - 15.36      24,014,976

  MIST Loomis Sayles Global      2016     8,505,955    16.04 - 18.73     148,612,417
     Markets Sub-Account         2015     9,530,128    15.68 - 17.95     161,399,211
                                 2014    10,444,732    15.85 - 17.90     177,351,030
                                 2013    10,842,823    15.69 - 17.47     180,595,781
                                 2012    12,318,466    13.71 - 14.91     177,780,410

  MIST Met/Aberdeen Emerging     2016    39,351,974     8.62 - 10.44     370,235,661
     Markets Equity Sub-Account  2015    42,624,617      7.91 - 9.58     365,167,198
                                 2014    42,182,331     9.40 - 11.38     425,619,386
                                 2013    41,623,177    10.29 - 12.45     456,076,892
                                 2012    38,352,212    11.09 - 13.41     448,693,258

  MIST Met/Artisan               2016        27,485      8.41 - 8.57         233,690
     International Sub-Account   2015        12,794      9.42 - 9.54         121,159
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016     5,632,610    10.95 - 12.06      64,827,675
     Floating Rate Sub-Account   2015     5,985,329    10.26 - 11.01      64,028,918
                                 2014     6,743,439    10.59 - 11.23      73,909,210
                                 2013     7,519,969    10.76 - 11.18      83,115,837
                                 2012     5,007,151    10.61 - 10.91      54,197,004

  MIST Met/Franklin Low          2016    14,680,889     9.44 - 10.25     144,974,836
     Duration Total Return       2015    16,246,958     9.37 - 10.03     157,983,094
     Sub-Account                 2014    17,421,682     9.65 - 10.18     173,124,917
                                 2013    14,050,793     9.78 - 10.16     140,307,146
                                 2012     4,349,231     9.92 - 10.14      43,609,944

  MIST Met/Templeton             2016     3,153,303    11.87 - 13.07      39,493,620
     International Bond          2015     3,361,116    12.07 - 13.08      42,349,271
     Sub-Account                 2014     3,537,497    12.87 - 13.66      47,183,875
                                 2013     3,905,329    13.00 - 13.53      52,286,139
                                 2012     4,238,395    13.19 - 13.56      57,001,253

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST JPMorgan Core Bond        2016       2.78         0.90 - 2.20          0.01 - 1.31
     Sub-Account                 2015       2.33         0.90 - 2.20      (1.70) - (0.01)
                                 2014       1.42         1.10 - 2.20          0.48 - 3.73
                                 2013       0.28         1.30 - 2.35      (5.04) - (4.05)
                                 2012       2.57         1.30 - 2.35          2.47 - 3.55

  MIST JPMorgan Global Active    2016       2.12         0.90 - 2.35          0.12 - 1.98
     Allocation Sub-Account      2015       2.71         0.90 - 2.35        (1.45) - 0.82
     (Commenced 4/30/2012)       2014       1.13         0.90 - 2.35          0.35 - 6.02
                                 2013       0.08         0.90 - 2.35          8.41 - 9.99
                                 2012       0.73         0.90 - 2.35          3.02 - 4.03

  MIST JPMorgan Small Cap        2016       1.84         0.90 - 2.30        27.88 - 29.34
     Value Sub-Account           2015       1.35         0.90 - 2.30      (9.36) - (1.13)
                                 2014       1.07         0.90 - 2.30          2.28 - 3.89
                                 2013       0.69         0.90 - 2.30        30.22 - 31.71
                                 2012       0.84         0.90 - 2.30         2.73 - 13.98

  MIST Loomis Sayles Global      2016       1.67         0.90 - 2.35          1.78 - 3.84
     Markets Sub-Account         2015       1.59         0.95 - 2.35        (1.12) - 0.27
                                 2014       2.08         0.95 - 2.35        (0.82) - 2.49
                                 2013       2.41         0.95 - 2.35        14.41 - 16.02
                                 2012       2.32         1.10 - 2.35         2.75 - 15.41

  MIST Met/Aberdeen Emerging     2016       0.97         0.90 - 2.35       (0.57) - 10.50
     Markets Equity Sub-Account  2015       1.79         0.90 - 2.35     (15.82) - (2.68)
                                 2014       0.84         0.90 - 2.35      (8.69) - (4.92)
                                 2013       1.07         0.90 - 2.35      (7.19) - (5.83)
                                 2012       0.75         0.90 - 2.35         3.96 - 17.77

  MIST Met/Artisan               2016       0.99         0.90 - 1.60    (10.71) - (10.09)
     International Sub-Account   2015       0.60         0.90 - 1.60      (9.11) - (4.55)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  MIST Met/Eaton Vance           2016       4.01         0.90 - 2.35          6.73 - 8.29
     Floating Rate Sub-Account   2015       3.64         1.10 - 2.35      (3.14) - (1.92)
                                 2014       3.65         1.10 - 2.35      (1.60) - (0.57)
                                 2013       3.38         1.30 - 2.35          1.42 - 2.50
                                 2012       3.39         1.30 - 2.35          4.83 - 5.94

  MIST Met/Franklin Low          2016       2.90         0.90 - 2.35          0.74 - 2.21
     Duration Total Return       2015       3.12         0.90 - 2.35      (2.93) - (1.51)
     Sub-Account                 2014       2.15         0.90 - 2.35        (1.29) - 0.15
                                 2013       1.07         0.90 - 2.35        (1.19) - 0.25
                                 2012       1.91         0.90 - 2.20          1.17 - 3.15

  MIST Met/Templeton             2016         --         0.95 - 2.20      (1.32) - (0.08)
     International Bond          2015       8.17         0.95 - 2.15        (6.20) - 0.75
     Sub-Account                 2014       4.63         1.10 - 2.15      (2.28) - (0.17)
                                 2013       2.02         1.30 - 2.15      (1.11) - (0.27)
                                 2012      10.26         1.30 - 2.05        11.96 - 12.80

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  MIST Met/Wellington Large        2016       931,137    14.70 - 18.51      15,301,423
     Cap Research Sub-Account      2015     1,013,512    13.89 - 17.26      15,616,983
                                   2014     1,151,671    13.60 - 16.68      17,260,395
                                   2013     1,260,254    12.25 - 14.84      16,869,650
                                   2012     1,423,242     9.34 - 11.16      14,439,147

  MIST MetLife Asset               2016    33,538,308    15.19 - 18.13     557,780,998
     Allocation 100 Sub-Account    2015    37,143,227    14.27 - 16.78     575,818,048
                                   2014    39,915,870    14.91 - 17.28     641,574,794
                                   2013    42,451,280    14.53 - 16.59     659,971,504
                                   2012    44,655,767    11.48 - 12.93     545,044,070

  MIST MetLife Balanced Plus       2016   536,906,397    12.22 - 13.27   6,925,324,483
     Sub-Account                   2015   552,214,291    11.54 - 12.35   6,663,424,002
                                   2014   569,859,186    12.32 - 13.00   7,268,454,132
                                   2013   547,096,627    11.51 - 11.96   6,454,726,976
                                   2012   438,994,467    10.30 - 10.55   4,593,209,415

  MIST MetLife Multi-Index         2016   583,908,748     1.18 - 12.35     847,575,021
     Targeted Risk Sub-Account     2015   435,062,012     1.15 - 11.96     633,831,341
     (Commenced 11/12/2012)        2014   281,516,918     1.19 - 12.18     421,513,955
                                   2013   153,950,143     1.12 - 11.26     209,957,052
                                   2012    11,094,386             1.01      11,247,979

  MIST MetLife Small Cap           2016     9,362,462    25.74 - 32.69     266,605,506
     Value Sub-Account             2015    10,725,811    20.08 - 25.07     236,287,986
                                   2014    12,299,087    21.73 - 26.68     291,013,900
                                   2013    13,992,716    21.87 - 26.40     330,701,962
                                   2012    15,859,523    16.91 - 20.06     287,540,317

  MIST MFS Research                2016    16,956,442    13.02 - 17.53     247,879,900
     International Sub-Account     2015    18,156,340    13.44 - 17.81     271,985,758
                                   2014    18,585,662    14.00 - 18.24     287,913,009
                                   2013    19,616,483    15.39 - 18.44     331,488,461
                                   2012    21,667,563    13.21 - 15.60     311,615,422

  MIST Morgan Stanley Mid Cap      2016    12,770,536     2.37 - 21.48     201,153,118
     Growth Sub-Account            2015    12,648,258     2.62 - 23.62     220,460,412
                                   2014    12,928,550     2.79 - 25.03     240,528,688
                                   2013    13,099,903     2.79 - 24.94     244,579,234
                                   2012    12,225,316     2.03 - 18.06     166,100,095

  MIST Oppenheimer Global          2016     2,333,207    21.57 - 28.48      59,761,246
     Equity Sub-Account            2015     2,520,098    22.02 - 28.67      65,266,488
                                   2014     2,866,078    21.68 - 27.83      72,350,999
                                   2013     3,127,720    21.72 - 27.49      78,398,573
                                   2012       500,711    18.48 - 21.83       9,983,469

  MIST PanAgora Global             2016    95,787,147     1.04 - 10.75     102,757,891
     Diversified Risk Sub-Account  2015    21,772,279      0.95 - 9.78      21,123,770
     (Commenced 4/28/2014)         2014     9,788,108     1.03 - 10.44      10,161,644

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  MIST Met/Wellington Large        2016       2.26        0.90 - 2.30          5.83 - 7.22
     Cap Research Sub-Account      2015       0.78        0.90 - 2.30          2.08 - 3.48
                                   2014       0.80        0.90 - 2.30         1.80 - 12.40
                                   2013       1.28        0.90 - 2.30        31.12 - 32.97
                                   2012       1.07        0.90 - 2.30       (0.27) - 11.75

  MIST MetLife Asset               2016       2.26        0.90 - 2.35          5.06 - 8.00
     Allocation 100 Sub-Account    2015       1.29        0.90 - 2.35      (4.28) - (1.06)
                                   2014       0.71        0.90 - 2.35          0.05 - 4.15
                                   2013       0.75        0.90 - 2.35        26.50 - 28.35
                                   2012       0.64        0.90 - 2.35         2.91 - 15.40

  MIST MetLife Balanced Plus       2016       2.86        0.90 - 2.35          2.21 - 7.39
     Sub-Account                   2015       2.10        0.90 - 2.35      (6.32) - (4.95)
                                   2014       1.75        0.90 - 2.35          0.70 - 8.67
                                   2013       1.19        0.90 - 2.35        11.71 - 13.34
                                   2012         --        0.90 - 2.35         4.67 - 11.81

  MIST MetLife Multi-Index         2016       1.29        0.90 - 2.25          0.17 - 3.43
     Targeted Risk Sub-Account     2015       1.20        0.90 - 2.25      (3.41) - (2.10)
     (Commenced 11/12/2012)        2014         --        1.15 - 2.25          0.83 - 8.01
                                   2013       0.55        1.15 - 2.25         4.04 - 11.65
                                   2012         --        1.15 - 2.00          2.56 - 2.68

  MIST MetLife Small Cap           2016       1.06        0.89 - 2.35        28.21 - 30.39
     Value Sub-Account             2015       0.10        0.89 - 2.35      (7.61) - (6.05)
                                   2014       0.04        0.89 - 2.35        (0.65) - 1.06
                                   2013       0.99        0.89 - 2.35        29.37 - 31.64
                                   2012         --        0.89 - 2.35        15.23 - 17.22

  MIST MFS Research                2016       2.00        0.89 - 2.35      (3.18) - (1.55)
     International Sub-Account     2015       2.71        0.89 - 2.35      (4.06) - (2.37)
                                   2014       2.24        0.89 - 2.35      (9.11) - (3.46)
                                   2013       2.58        0.90 - 2.35        16.49 - 18.19
                                   2012       1.89        0.90 - 2.35         6.35 - 15.60

  MIST Morgan Stanley Mid Cap      2016         --        0.89 - 2.30     (10.54) - (2.08)
     Growth Sub-Account            2015         --        0.89 - 2.30      (7.18) - (5.63)
                                   2014         --        0.89 - 2.30        (1.40) - 0.39
                                   2013       0.60        0.89 - 2.30        35.86 - 38.07
                                   2012         --        0.89 - 2.30        (4.93) - 8.58

  MIST Oppenheimer Global          2016       0.92        0.90 - 2.30      (2.05) - (0.67)
     Equity Sub-Account            2015       0.94        0.90 - 2.30        (1.50) - 3.00
                                   2014       0.82        0.90 - 2.30        (0.31) - 1.23
                                   2013       0.35        0.90 - 2.30        24.22 - 25.97
                                   2012       1.40        0.90 - 1.95         8.80 - 19.84

  MIST PanAgora Global             2016       3.34        0.90 - 2.20         2.13 - 10.13
     Diversified Risk Sub-Account  2015       0.55        1.10 - 2.20      (7.53) - (6.51)
     (Commenced 4/28/2014)         2014       0.46        1.15 - 2.00        (0.35) - 3.75

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MIST PIMCO Inflation           2016   43,749,123    12.81 - 15.62     622,764,700
     Protected Bond Sub-Account  2015   46,098,333    12.49 - 15.01     634,902,757
                                 2014   50,751,209    13.20 - 15.63     732,596,404
                                 2013   57,648,505    13.13 - 15.33     821,456,089
                                 2012   64,013,091    14.82 - 17.05   1,021,039,296

  MIST PIMCO Total Return        2016   84,045,933    12.44 - 20.10   1,446,213,216
     Sub-Account                 2015   91,772,688    12.26 - 19.72   1,561,823,561
                                 2014  103,504,587    12.40 - 19.84   1,787,038,026
                                 2013  118,419,838    12.03 - 19.16   1,993,786,948
                                 2012  128,302,689    12.42 - 19.67   2,234,370,461

  MIST Pyramis Government        2016   59,975,014    10.24 - 11.12     648,755,946
     Income Sub-Account          2015   60,149,269    10.35 - 11.07     651,039,693
                                 2014   62,286,953    10.55 - 11.13     680,446,278
                                 2013   69,488,361    10.04 - 10.44     715,739,557
                                 2012   88,599,553    10.77 - 11.03     968,887,238

  MIST Pyramis Managed Risk      2016   36,164,251     1.18 - 11.76     415,940,338
     Sub-Account                 2015   31,417,980     1.14 - 11.35     351,642,870
     (Commenced 4/29/2013)       2014   14,204,266    11.35 - 11.58     163,513,389
                                 2013    7,294,047    10.69 - 10.77      78,417,229

  MIST Schroders Global          2016  459,001,172     1.20 - 12.75     577,424,821
     Multi-Asset Sub-Account     2015  467,251,015     1.16 - 12.20     562,872,602
     (Commenced 4/30/2012)       2014  400,460,215     1.20 - 12.36     493,380,979
                                 2013  375,261,358      1.14 - 1.17     435,205,689
                                 2012  179,641,654      1.06 - 1.07     191,885,161

  MIST SSGA Growth and Income    2016   85,949,744    13.64 - 16.06   1,290,390,224
     ETF Sub-Account             2015   93,774,991    13.20 - 15.32   1,349,807,450
                                 2014  101,616,119    13.79 - 15.77   1,513,705,632
                                 2013  110,435,377    13.34 - 15.03   1,578,178,677
                                 2012  118,446,237    12.09 - 13.24   1,521,502,479

  MIST SSGA Growth ETF           2016   30,512,706    13.61 - 16.02     454,752,008
     Sub-Account                 2015   32,991,663    13.03 - 15.12     467,274,058
                                 2014   34,092,389    13.66 - 15.62     501,804,705
                                 2013   35,919,224    13.27 - 14.96     509,607,858
                                 2012   36,733,044    11.51 - 12.55     448,167,959

  MIST T. Rowe Price Large       2016   11,082,070   43.41 - 159.87     747,778,790
     Cap Value Sub-Account       2015   12,150,155   38.27 - 138.81     715,850,738
                                 2014   13,521,347   40.58 - 144.85     838,816,422
                                 2013   11,320,980   38.18 - 128.69     657,944,319
                                 2012   12,231,249    28.88 - 96.83     536,790,380

  MIST T. Rowe Price Mid Cap     2016   25,320,043    16.30 - 19.10     462,783,968
     Growth Sub-Account          2015   27,786,712    15.70 - 18.22     485,654,167
                                 2014   32,310,271    15.06 - 17.30     537,586,208
                                 2013   37,965,912    13.67 - 15.54     568,882,747
                                 2012   41,941,697    10.24 - 11.53     467,536,275

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST PIMCO Inflation           2016         --        0.90 - 2.35           2.55 - 4.04
     Protected Bond Sub-Account  2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                 2014       1.54        0.90 - 2.35         (1.54) - 1.97
                                 2013       2.20        0.90 - 2.35     (11.38) - (10.09)
                                 2012       3.02        0.90 - 2.35           4.22 - 7.82

  MIST PIMCO Total Return        2016       2.59        0.89 - 2.35           0.23 - 1.94
     Sub-Account                 2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                 2014       2.34        0.89 - 2.35           0.40 - 3.56
                                 2013       4.27        0.89 - 2.35       (4.19) - (2.59)
                                 2012       3.13        0.89 - 2.35           4.10 - 8.58

  MIST Pyramis Government        2016       2.11        0.90 - 2.35         (2.68) - 0.41
     Income Sub-Account          2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                 2014       2.60        0.90 - 2.35           0.96 - 6.59
                                 2013       1.55        0.90 - 2.35       (6.74) - (5.37)
                                 2012       0.02        0.90 - 2.35           0.74 - 1.96

  MIST Pyramis Managed Risk      2016       0.75        0.90 - 2.25           0.87 - 3.63
     Sub-Account                 2015       0.66        0.90 - 2.25       (3.45) - (0.73)
     (Commenced 4/29/2013)       2014         --        1.10 - 2.25           0.98 - 7.40
                                 2013       1.65        1.15 - 2.25           4.66 - 5.43

  MIST Schroders Global          2016       1.40        0.90 - 2.35           0.71 - 4.71
     Multi-Asset Sub-Account     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
     (Commenced 4/30/2012)       2014       1.32        0.90 - 2.35           0.43 - 6.77
                                 2013       0.01        0.90 - 2.35           7.55 - 9.12
                                 2012       1.49        0.90 - 2.35           5.01 - 6.03

  MIST SSGA Growth and Income    2016       2.37        0.90 - 2.35           1.90 - 4.84
     ETF Sub-Account             2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                 2014       2.24        0.90 - 2.35         (0.03) - 4.86
                                 2013       2.51        0.90 - 2.35         10.31 - 11.92
                                 2012       2.40        1.10 - 2.35          4.01 - 11.55

  MIST SSGA Growth ETF           2016       2.14        0.90 - 2.35           4.40 - 5.92
     Sub-Account                 2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                 2014       1.88        0.90 - 2.35         (0.05) - 4.43
                                 2013       2.10        0.90 - 2.35         15.33 - 17.01
                                 2012       1.96        1.15 - 2.35          4.38 - 13.71

  MIST T. Rowe Price Large       2016       2.83        0.89 - 2.35          8.67 - 15.17
     Cap Value Sub-Account       2015       1.58        0.89 - 2.35         (5.83) - 3.48
                                 2014       1.18        0.89 - 2.35          1.20 - 12.56
                                 2013       1.58        0.89 - 2.35         30.67 - 32.90
                                 2012       1.50        0.89 - 2.35          6.92 - 17.22

  MIST T. Rowe Price Mid Cap     2016         --        1.30 - 2.35           3.75 - 4.84
     Growth Sub-Account          2015         --        1.30 - 2.35           4.20 - 5.30
                                 2014         --        1.30 - 2.35         10.16 - 11.32
                                 2013       0.21        1.30 - 2.35         33.41 - 34.82
                                 2012         --        1.30 - 2.35         11.03 - 12.21

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST TCW Core Fixed Income   2016        29,430     9.90 - 10.02         292,738
     Sub-Account               2015         7,421      9.84 - 9.87          73,169
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016    22,804,816     4.33 - 14.68     221,819,744
     International Stock       2015    24,846,295     4.17 - 14.13     233,411,516
     Sub-Account               2014    27,573,117     4.31 - 14.37     269,502,431
                               2013    29,549,817     4.51 - 15.12     303,453,047
                               2012       219,106     3.96 - 13.35       2,585,607

  MSF Barclays Aggregate Bond  2016    21,606,441     1.79 - 19.26     308,498,975
     Index Sub-Account         2015    18,032,558     1.77 - 18.98     245,107,645
                               2014    16,099,701     1.79 - 19.11     213,475,999
                               2013    13,536,937     1.71 - 18.22     162,571,849
                               2012    10,756,748     1.78 - 18.82     151,553,766

  MSF BlackRock Bond Income    2016     1,269,349    46.30 - 77.89      74,475,330
     Sub-Account               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045
                               2013     1,054,348    44.86 - 72.01      57,251,907
                               2012     1,045,629    46.32 - 73.22      57,888,933

  MSF BlackRock Capital        2016       584,767    17.21 - 54.82      14,098,982
     Appreciation Sub-Account  2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428
                               2013       721,215    15.83 - 48.60      15,272,342
                               2012       745,728    12.04 - 36.54      11,831,610

  MSF BlackRock Large Cap      2016       254,830    18.36 - 21.14       5,024,818
     Value Sub-Account         2015       245,613    15.79 - 17.99       4,149,008
                               2014       229,967    17.66 - 19.31       4,201,564
                               2013       225,190    16.80 - 17.73       3,792,926
                               2012       230,438    12.89 - 13.54       2,977,532

  MSF BlackRock Ultra-Short    2016    33,915,071     2.28 - 25.22     343,711,226
     Term Bond Sub-Account     2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367
                               2013    44,329,198     2.36 - 25.88     461,342,890
                               2012    53,484,009     9.33 - 25.53     569,109,901

  MSF Frontier Mid Cap Growth  2016     3,317,626    18.21 - 20.80      66,475,159
     Sub-Account               2015     3,809,398    17.73 - 20.04      73,654,799
     (Commenced 4/29/2013)     2014     4,248,372    17.69 - 19.79      81,297,538
                               2013     4,767,721    16.33 - 18.08      83,651,163

  MSF Jennison Growth          2016    21,756,762     4.56 - 23.16     447,002,555
     Sub-Account               2015    23,988,437     4.61 - 23.40     501,066,353
                               2014    27,528,387     4.22 - 21.36     529,020,323
                               2013    32,574,197     3.93 - 19.82     585,624,219
                               2012    35,125,323     2.91 - 14.55     468,764,846

  MSF Loomis Sayles Small Cap  2016       241,747    52.28 - 68.64      14,400,635
     Core Sub-Account          2015       250,951    44.97 - 58.33      12,750,644
                               2014       261,060    46.83 - 58.80      13,706,471
                               2013       283,327    46.30 - 57.49      14,610,773
                               2012       330,015    33.68 - 41.36      12,332,225

                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  MIST TCW Core Fixed Income   2016       0.71        0.90 - 1.60          0.59 - 1.29
     Sub-Account               2015         --        1.10 - 1.60      (1.56) - (0.10)
     (Commenced 5/1/2015)

  MSF Baillie Gifford          2016       1.38        1.10 - 2.25          2.71 - 3.91
     International Stock       2015       1.43        1.10 - 2.25      (4.35) - (0.24)
     Sub-Account               2014       1.26        1.30 - 2.25      (5.49) - (1.36)
                               2013       0.02        1.30 - 2.25         9.68 - 13.94
                               2012       1.14        1.40 - 1.90        17.11 - 17.85

  MSF Barclays Aggregate Bond  2016       2.73        0.89 - 2.35        (2.09) - 1.44
     Index Sub-Account         2015       2.67        0.89 - 2.35      (2.38) - (0.46)
                               2014       2.62        0.89 - 2.35          0.54 - 4.87
                               2013       3.23        0.89 - 2.25      (4.74) - (3.19)
                               2012       3.45        0.89 - 2.25          1.27 - 2.98

  MSF BlackRock Bond Income    2016       2.96        0.89 - 2.30        (1.22) - 2.21
     Sub-Account               2015       3.55        0.89 - 2.30      (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30          0.85 - 6.14
                               2013       3.83        0.89 - 2.30      (3.17) - (1.65)
                               2012       2.54        0.89 - 2.30          3.74 - 6.59

  MSF BlackRock Capital        2016         --        0.89 - 2.30      (2.19) - (0.80)
     Appreciation Sub-Account  2015         --        0.89 - 2.30          0.83 - 5.34
                               2014       0.06        0.89 - 2.30          0.94 - 7.93
                               2013       0.79        0.89 - 2.30        31.17 - 33.03
                               2012       0.32        0.89 - 2.30       (0.88) - 13.35

  MSF BlackRock Large Cap      2016       1.63        0.89 - 1.60        16.22 - 17.46
     Value Sub-Account         2015       1.82        0.89 - 1.60     (10.29) - (6.82)
                               2014       1.26        0.89 - 1.35          1.39 - 8.95
                               2013       1.38        0.89 - 1.35        30.28 - 30.88
                               2012       1.61        0.89 - 1.35        12.74 - 13.27

  MSF BlackRock Ultra-Short    2016         --        0.90 - 2.35      (2.21) - (0.75)
     Term Bond Sub-Account     2015         --        0.90 - 2.35      (2.32) - (0.27)
                               2014         --        0.90 - 2.35      (2.32) - (0.13)
                               2013         --        0.90 - 2.35      (2.32) - (0.37)
                               2012         --        0.95 - 2.35      (2.34) - (0.74)

  MSF Frontier Mid Cap Growth  2016         --        1.30 - 2.35          2.72 - 3.80
     Sub-Account               2015         --        1.30 - 2.35          0.22 - 1.28
     (Commenced 4/29/2013)     2014         --        1.30 - 2.35          8.30 - 9.44
                               2013         --        1.30 - 2.35        19.21 - 20.07

  MSF Jennison Growth          2016       0.03        0.90 - 2.35      (2.45) - (0.98)
     Sub-Account               2015       0.02        0.90 - 2.35          3.00 - 9.55
                               2014       0.04        0.90 - 2.35        (0.16) - 7.81
                               2013       0.20        0.90 - 2.35        33.56 - 35.51
                               2012       0.01        0.95 - 2.35       (4.12) - 14.17

  MSF Loomis Sayles Small Cap  2016       0.07        1.10 - 2.30        16.27 - 17.67
     Core Sub-Account          2015         --        1.10 - 2.30      (3.98) - (2.67)
                               2014         --        1.20 - 2.30          1.15 - 2.27
                               2013       0.23        1.20 - 2.30        37.49 - 39.01
                               2012         --        1.20 - 2.30        11.66 - 12.90

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  MSF Loomis Sayles Small Cap     2016        15,428    17.80 - 19.55        292,623
     Growth Sub-Account           2015        18,203    17.03 - 18.60        328,707
     (Commenced 4/30/2012)        2014        16,302    17.05 - 18.51        293,433
                                  2013        12,506    17.15 - 18.50        226,802
                                  2012         3,306    11.73 - 12.58         40,927

  MSF Met/Artisan Mid Cap         2016     9,275,939    20.44 - 60.81    217,144,062
     Value Sub-Account            2015    10,052,598    17.04 - 49.89    194,979,851
                                  2014    11,205,267    19.30 - 55.59    244,385,523
                                  2013    13,125,790    19.41 - 55.03    285,771,010
                                  2012    13,419,571    14.54 - 40.57    217,257,576

  MSF Met/Dimensional             2016     2,814,983    19.38 - 21.73     57,869,934
     International Small Company  2015     3,198,853    18.74 - 20.72     63,108,799
     Sub-Account                  2014     3,070,324    18.13 - 19.77     58,174,088
                                  2013     3,208,551    19.88 - 21.38     66,162,419
                                  2012     3,203,412    15.91 - 16.90     52,618,293

  MSF Met/Wellington Core         2016    29,665,645     5.82 - 62.22    787,903,717
     Equity Opportunities         2015    26,356,637    17.28 - 58.48    527,700,755
     Sub-Account                  2014    30,718,018    17.28 - 57.62    609,015,113
                                  2013    36,209,587    16.00 - 52.55    658,561,438
                                  2012    41,401,029    12.26 - 39.65    572,327,325

  MSF MetLife Asset               2016     7,192,154    13.15 - 15.31    101,585,600
     Allocation 20 Sub-Account    2015     4,782,874    12.86 - 14.78     65,568,612
                                  2014     2,973,577    13.22 - 15.00     41,687,543
                                  2013       557,035    12.93 - 13.63      7,497,408
                                  2012       735,694    12.67 - 13.27      9,655,026

  MSF MetLife Asset               2016   266,351,270    13.44 - 16.21  3,966,089,283
     Allocation 40 Sub-Account    2015   297,958,878    12.97 - 15.25  4,248,132,666
                                  2014   341,017,115    13.43 - 15.56  4,991,456,808
                                  2013       550,896    13.60 - 14.27      7,732,376
                                  2012       588,986    12.52 - 13.07      7,576,787

  MSF MetLife Asset               2016   407,551,536    14.43 - 20.37  6,424,608,702
     Allocation 60 Sub-Account    2015   446,107,386    13.78 - 19.25  6,667,289,010
                                  2014   489,838,225    14.27 - 19.73  7,527,991,156
                                  2013     3,073,122    13.90 - 14.77     44,655,421
                                  2012     3,326,548    12.05 - 12.71     41,689,448

  MSF MetLife Asset               2016   353,810,551    14.56 - 21.32  5,638,281,052
     Allocation 80 Sub-Account    2015   388,323,652    13.77 - 19.96  5,814,030,390
                                  2014   420,572,925    14.33 - 20.54  6,507,894,347
                                  2013     3,927,901    14.05 - 14.80     57,260,787
                                  2012     4,335,356    11.55 - 12.09     51,720,857

  MSF MetLife Mid Cap Stock       2016     5,338,539     3.27 - 35.35    151,623,612
     Index Sub-Account            2015     5,111,469     2.75 - 29.62    121,483,288
                                  2014     5,178,461     2.86 - 30.60    127,735,872
                                  2013     5,501,359     2.64 - 28.20    125,884,078
                                  2012     4,914,049     2.01 - 21.37     88,989,701

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                           INCOME          LOWEST TO           LOWEST TO
                                          RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        -------------  ----------------  ------------------
  MSF Loomis Sayles Small Cap     2016         --        0.90 - 1.50           4.47 - 5.10
     Growth Sub-Account           2015         --        0.90 - 1.50         (0.08) - 0.52
     (Commenced 4/30/2012)        2014         --        0.90 - 1.50         (0.57) - 0.03
                                  2013         --        0.90 - 1.50         46.17 - 47.05
                                  2012         --        0.90 - 1.50       (1.28) - (0.88)

  MSF Met/Artisan Mid Cap         2016       0.88        0.89 - 2.35         19.80 - 21.88
     Value Sub-Account            2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02
                                  2013       0.77        0.89 - 2.35         33.34 - 35.64
                                  2012       0.80        0.89 - 2.35          8.98 - 10.87

  MSF Met/Dimensional             2016       1.92        0.90 - 2.30           3.42 - 4.88
     International Small Company  2015       1.67        0.90 - 2.30           0.83 - 4.81
     Sub-Account                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)
                                  2013       1.72        0.90 - 2.30         24.70 - 26.46
                                  2012       2.19        0.90 - 2.35          3.91 - 16.37

  MSF Met/Wellington Core         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Equity Opportunities         2015       1.65        0.89 - 2.35         (0.11) - 4.18
     Sub-Account                  2014       0.59        0.89 - 2.35           1.34 - 9.65
                                  2013       1.27        0.89 - 2.35         30.43 - 32.52
                                  2012       0.72        0.89 - 2.35          1.16 - 11.86

  MSF MetLife Asset               2016       3.21        0.90 - 2.20           0.66 - 3.59
     Allocation 20 Sub-Account    2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02
                                  2013       3.04        1.55 - 2.15           2.07 - 2.68
                                  2012       3.27        1.55 - 2.15           6.85 - 7.49

  MSF MetLife Asset               2016       3.55        0.90 - 2.35           1.95 - 5.14
     Allocation 40 Sub-Account    2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47
                                  2013       2.53        1.55 - 2.10           8.62 - 9.22
                                  2012       2.95        1.55 - 2.10           9.13 - 9.74

  MSF MetLife Asset               2016       3.15        0.90 - 2.35           3.07 - 6.15
     Allocation 60 Sub-Account    2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93
                                  2013       2.00        1.55 - 2.25         15.36 - 16.17
                                  2012       2.39        1.55 - 2.25         10.71 - 11.49

  MSF MetLife Asset               2016       2.95        0.90 - 2.35           4.56 - 7.17
     Allocation 80 Sub-Account    2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53
                                  2013       1.46        1.55 - 2.15         21.67 - 22.40
                                  2012       1.91        1.55 - 2.15         12.92 - 13.60

  MSF MetLife Mid Cap Stock       2016       1.06        0.89 - 2.35         17.29 - 19.37
     Index Sub-Account            2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52
                                  2013       1.00        0.89 - 2.35         29.67 - 31.97
                                  2012       0.82        0.89 - 2.35         14.53 - 16.55

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                     ------------  ----------------  --------------
  MSF MetLife Stock Index      2016    25,218,819      7.75 - 86.45     594,986,915
     Sub-Account               2015    25,649,785      7.03 - 78.11     553,515,934
                               2014    28,264,874      7.03 - 77.90     610,830,233
                               2013    28,624,388      6.28 - 69.33     561,274,487
                               2012    29,109,224      4.82 - 52.98     446,759,028

  MSF MFS Total Return         2016       645,393     50.82 - 81.96      41,309,025
     Sub-Account               2015       710,775     47.72 - 75.73      42,319,194
                               2014       756,067     49.00 - 76.52      45,817,455
                               2013       814,124     46.24 - 71.07      46,044,412
                               2012       730,405     41.41 - 60.26      35,344,618

  MSF MFS Value Sub-Account    2016    11,015,597     14.16 - 29.18     284,625,248
                               2015    10,866,190     12.69 - 25.81     249,890,569
                               2014    10,916,908     13.03 - 26.14     255,401,966
                               2013    12,139,878     12.05 - 23.85     260,473,964
                               2012     3,025,966     14.12 - 17.78      48,275,261

  MSF MSCI EAFE Index          2016     9,185,190      1.46 - 15.96     104,406,669
     Sub-Account               2015     8,770,551      1.46 - 15.89      99,902,951
                               2014     8,697,532      1.49 - 16.21     101,223,288
                               2013     8,809,646      1.61 - 17.40     112,197,169
                               2012     7,172,234      1.34 - 14.41      81,404,548

  MSF Neuberger Berman         2016     5,470,799     20.57 - 32.20     133,113,538
     Genesis Sub-Account       2015     6,339,117     17.77 - 27.37     131,949,869
                               2014     7,109,782     18.11 - 27.46     150,104,225
                               2013     8,020,175     18.58 - 27.70     172,247,460
                               2012       626,194     16.44 - 20.18      11,798,908

  MSF Russell 2000 Index       2016     5,131,926      3.22 - 35.60     143,701,523
     Sub-Account               2015     5,516,806      2.69 - 29.61     129,529,499
                               2014     5,807,014      2.84 - 31.21     144,858,146
                               2013     5,835,501      2.74 - 29.98     141,070,458
                               2012     5,078,788      2.01 - 21.83      91,750,975

  MSF T. Rowe Price Large Cap  2016    17,003,069      8.79 - 62.34     203,478,587
     Growth Sub-Account        2015    19,853,858      8.76 - 62.33     233,448,817
                               2014    15,015,374      8.02 - 57.25     166,959,337
                               2013    14,688,080      8.03 - 53.41     151,930,071
                               2012        39,346     35.99 - 39.07       1,501,612

  MSF T. Rowe Price Small Cap  2016       373,919     29.67 - 42.70      12,987,892
     Growth Sub-Account        2015       373,434     27.19 - 38.55      11,814,560
                               2014       321,073     27.11 - 37.87       9,976,420
                               2013       356,919     25.98 - 35.74      10,522,813
                               2012       380,162     18.41 - 24.95       7,808,995

  MSF Van Eck Global Natural   2016     6,924,892     12.08 - 13.17      88,041,249
     Resources Sub-Account     2015     8,336,502       8.59 - 9.26      74,871,874
                               2014     6,586,665     13.05 - 13.93      89,288,128
                               2013     6,278,667     16.43 - 17.17     106,449,499
                               2012     7,200,491     15.15 - 15.70     111,896,983

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Stock Index      2016       1.84        0.89 - 2.90          8.35 - 10.68
     Sub-Account               2015       1.57        0.89 - 2.90         (3.80) - 2.90
                               2014       1.51        0.89 - 2.90          0.87 - 12.36
                               2013       1.68        0.89 - 2.90         28.14 - 30.85
                               2012       1.55        0.89 - 2.90         12.30 - 14.73

  MSF MFS Total Return         2016       2.77        0.89 - 2.30           6.50 - 8.23
     Sub-Account               2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                               2014       2.25        0.89 - 2.30           5.95 - 7.68
                               2013       2.31        0.89 - 2.30         16.06 - 17.94
                               2012       2.78        0.89 - 2.15          2.75 - 10.59

  MSF MFS Value Sub-Account    2016       2.08        0.89 - 2.35         11.45 - 13.38
                               2015       2.49        0.89 - 2.35         (2.68) - 2.26
                               2014       1.57        0.89 - 2.35           1.99 - 9.83
                               2013       0.55        0.89 - 2.35         17.10 - 34.53
                               2012       1.94        0.89 - 2.30          3.00 - 15.61

  MSF MSCI EAFE Index          2016       2.41        0.89 - 2.25         (1.28) - 0.44
     Sub-Account               2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                               2014       2.43        0.89 - 2.25       (8.42) - (2.81)
                               2013       2.89        0.89 - 2.25         18.74 - 20.78
                               2012       2.89        0.89 - 2.15         15.42 - 17.27

  MSF Neuberger Berman         2016       0.23        0.89 - 2.35         15.64 - 17.63
     Genesis Sub-Account       2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                               2014       0.22        0.89 - 2.35         (2.62) - 0.40
                               2013       0.10        0.89 - 2.35         24.94 - 37.30
                               2012       0.34        0.89 - 2.30           7.25 - 9.05

  MSF Russell 2000 Index       2016       1.07        0.89 - 2.35         18.12 - 20.21
     Sub-Account               2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                               2014       0.96        0.89 - 2.35           2.30 - 4.11
                               2013       1.29        0.89 - 2.35         34.91 - 37.33
                               2012       0.88        0.89 - 2.35         13.24 - 15.31

  MSF T. Rowe Price Large Cap  2016         --        0.89 - 2.35         (0.83) - 0.86
     Growth Sub-Account        2015         --        0.89 - 2.35         (3.16) - 9.80
                               2014         --        0.89 - 2.35        (0.04) - 13.92
                               2013         --        0.89 - 2.35         26.10 - 37.93
                               2012         --        1.50 - 1.90         16.43 - 16.90

  MSF T. Rowe Price Small Cap  2016       0.15        0.89 - 2.15          9.11 - 10.75
     Growth Sub-Account        2015       0.08        0.89 - 2.15         (8.44) - 1.80
                               2014       0.01        0.89 - 2.15           2.47 - 5.96
                               2013       0.22        0.89 - 2.15         41.11 - 43.27
                               2012         --        0.89 - 2.15         13.43 - 15.14

  MSF Van Eck Global Natural   2016       0.59        1.10 - 2.15         40.68 - 42.17
     Resources Sub-Account     2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                               2014       0.27        1.10 - 2.15     (20.55) - (11.40)
                               2013       0.66        1.30 - 2.15           8.40 - 9.32
                               2012         --        1.30 - 2.15           0.38 - 1.25

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  MSF Western Asset              2016   32,852,094    25.20 - 36.70   1,050,068,498
     Management Strategic Bond   2015        6,545    27.92 - 31.04         195,310
     Opportunities Sub-Account   2014          398            32.02          12,743
     (Commenced 11/19/2014)

  MSF Western Asset              2016   14,126,610    14.46 - 19.94     250,345,183
     Management U.S. Government  2015   15,069,560    14.65 - 19.92     268,298,667
     Sub-Account                 2014   15,346,536    14.95 - 19.83     276,085,662
                                 2013   16,417,493    14.93 - 19.52     291,870,388
                                 2012   17,244,875    15.42 - 19.89     313,310,285

  Neuberger Berman Genesis       2016          246            26.63           6,564
     Sub-Account                 2015          317            22.76           7,222
                                 2014          393            22.93           9,013
                                 2013          474            23.21          10,991
                                 2012          474            17.11           8,101

  Oppenheimer VA Core Bond       2016          921             6.21           5,719
     Sub-Account                 2015        1,226             6.10           7,477
                                 2014        1,362             6.13           8,346
                                 2013        1,493             5.79           8,646
                                 2012        1,541             5.88           9,058

  Oppenheimer VA Government      2016          640             5.30           3,396
     Money Sub-Account           2015          668             5.38           3,592
                                 2014          696             5.45           3,793
                                 2013          723             5.53           4,000
                                 2012       20,150             5.61         112,965

  Oppenheimer VA Main Street     2016    3,684,082    19.26 - 33.36     115,192,944
     Small Cap Sub-Account       2015    4,053,883    16.54 - 28.62     109,248,990
                                 2014    4,346,502    17.83 - 30.77     126,466,514
                                 2013    4,655,290    16.15 - 27.82     123,045,407
                                 2012    5,041,901    11.62 - 19.97      96,092,155

  Oppenheimer VA Main Street     2016       11,492             8.90         102,246
     Sub-Account                 2015       12,936             8.08         104,564
                                 2014       13,372             7.93         106,085
                                 2013       14,316             7.27         104,039
                                 2012       14,959             5.59          83,663

  PIMCO VIT                      2016       64,637      7.15 - 7.22         464,850
     CommodityRealReturn         2015       39,333      6.34 - 6.37         250,085
     Strategy Sub-Account        2014        1,515      8.69 - 8.70          13,170
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       62,989    10.18 - 10.29         645,743
     Bond Sub-Account            2015       44,282      9.16 - 9.21         406,796
     (Commenced 11/19/2014)      2014        1,592             9.55          15,202

  PIMCO VIT Unconstrained        2016       56,423      9.87 - 9.98         560,051
     Bond Sub-Account            2015       29,245      9.61 - 9.66         281,863
     (Commenced 11/19/2014)      2014          478             9.96           4,759

                                                  FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Western Asset              2016       2.28        0.89 - 2.35           3.36 - 7.33
     Management Strategic Bond   2015       3.26        1.10 - 1.60       (3.56) - (2.23)
     Opportunities Sub-Account   2014         --               1.10                (0.65)
     (Commenced 11/19/2014)

  MSF Western Asset              2016       2.39        0.90 - 2.35         (1.94) - 0.12
     Management U.S. Government  2015       2.04        0.90 - 2.35       (2.02) - (0.40)
     Sub-Account                 2014       1.68        0.95 - 2.35           0.17 - 1.58
                                 2013       1.95        0.95 - 2.35       (3.21) - (1.84)
                                 2012       1.85        0.95 - 2.35           0.64 - 2.07

  Neuberger Berman Genesis       2016       0.06               0.89                 17.01
     Sub-Account                 2015       0.05               0.89                (0.74)
                                 2014       0.05               0.89                (1.19)
                                 2013       0.32               0.89                 35.68
                                 2012       0.21               0.89                  8.84

  Oppenheimer VA Core Bond       2016       3.73               1.40                  1.83
     Sub-Account                 2015       4.05               1.40                (0.44)
                                 2014       5.29               1.40                  5.77
                                 2013       5.14               1.40                (1.49)
                                 2012       4.67               1.40                  8.75

  Oppenheimer VA Government      2016         --               1.40                (1.38)
     Money Sub-Account           2015         --               1.40                (1.38)
                                 2014         --               1.40                (1.38)
                                 2013       0.01               1.40                (1.38)
                                 2012       0.01               1.40                (1.39)

  Oppenheimer VA Main Street     2016       0.25        0.95 - 1.80         12.92 - 16.56
     Small Cap Sub-Account       2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                                 2014       0.63        0.95 - 1.75          9.72 - 10.60
                                 2013       0.70        0.95 - 1.75         38.19 - 39.29
                                 2012       0.33        0.95 - 1.75         15.62 - 16.55

  Oppenheimer VA Main Street     2016       1.14               1.40                 10.07
     Sub-Account                 2015       0.92               1.40                  1.89
                                 2014       0.84               1.40                  9.16
                                 2013       1.10               1.40                 29.94
                                 2012       0.86               1.40                 15.24

  PIMCO VIT                      2016       0.90        1.10 - 1.60         12.80 - 13.37
     CommodityRealReturn         2015       2.13        1.10 - 1.60     (27.09) - (26.72)
     Strategy Sub-Account        2014       0.20        1.10 - 1.35     (13.36) - (13.33)
     (Commenced 11/19/2014)

  PIMCO VIT Emerging Markets     2016       4.97        0.95 - 1.60         11.18 - 11.91
     Bond Sub-Account            2015       5.03        1.10 - 1.60       (4.08) - (3.60)
     (Commenced 11/19/2014)      2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  PIMCO VIT Unconstrained        2016       1.42        1.10 - 1.60           2.77 - 3.28
     Bond Sub-Account            2015       4.52        1.10 - 1.60       (3.52) - (3.04)
     (Commenced 11/19/2014)      2014       0.04               1.35                (0.10)

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Mid Cap Value    2016     1,342,318    44.36 - 55.19      67,321,539
     Sub-Account               2015     1,461,366    38.92 - 47.94      63,990,328
                               2014     1,581,277    42.37 - 51.68      74,902,996
                               2013     1,719,853    37.64 - 45.45      71,900,042
                               2012     1,769,793    28.91 - 34.56      56,444,927

  Pioneer VCT Real Estate      2016         8,268    28.88 - 32.67         252,027
     Shares Sub-Account        2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879
                               2013        11,399    21.20 - 23.46         252,653
                               2012        10,700    21.29 - 23.38         237,514

  T. Rowe Price Government     2016        31,086            17.14         532,685
     Money Sub-Account         2015        28,754            17.29         497,039
                               2014        29,487            17.44         514,215
                               2013        31,743            17.59         558,449
                               2012        40,746            17.75         723,146

  T. Rowe Price Growth Stock   2016        40,267           158.76       6,392,650
     Sub-Account               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742
                               2013        62,571           133.27       8,339,192
                               2012        66,302            96.60       6,404,585

  T. Rowe Price International  2016        24,670            15.53         383,175
     Stock Sub-Account         2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024
                               2013        41,360            15.85         655,401
                               2012        45,736            13.99         639,881

  TAP 1919 Variable Socially   2016         3,566    37.21 - 41.07         143,946
     Responsive Balanced       2015         5,634    35.70 - 39.24         215,832
     Sub-Account               2014         6,406    37.02 - 40.53         253,840
                               2013         7,932    34.52 - 37.64         292,286
                               2012         9,185    29.64 - 32.19         289,329

  UIF Global Infrastructure    2016        41,674    11.55 - 12.97         503,939
     Sub-Account               2015        32,371    10.20 - 11.38         345,685
     (Commenced 11/19/2014)    2014           664    12.49 - 12.95           8,465

  VanEck VIP Long/Short        2016        47,143      9.70 - 9.81         460,268
     Equity Index Sub-Account  2015        26,997      9.61 - 9.67         260,319
     (Commenced 11/19/2014)    2014         1,662    10.08 - 10.09          16,769

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  Pioneer VCT Mid Cap Value    2016       0.47        0.95 - 1.95         10.51 - 15.13
     Sub-Account               2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                               2014       0.65        0.95 - 1.95         12.58 - 13.71
                               2013       0.74        0.95 - 1.95         30.19 - 31.50
                               2012       0.84        0.95 - 1.95           8.67 - 9.77

  Pioneer VCT Real Estate      2016       3.27        1.20 - 1.95           3.78 - 4.56
     Shares Sub-Account        2015       2.06        1.20 - 1.95           2.50 - 3.27
                               2014       2.29        1.20 - 1.95         28.04 - 29.00
                               2013       2.16        1.20 - 1.95         (0.42) - 0.33
                               2012       2.11        1.20 - 1.95         13.84 - 14.70

  T. Rowe Price Government     2016       0.02               0.89                (0.87)
     Money Sub-Account         2015       0.01               0.89                (0.88)
                               2014       0.01               0.89                (0.88)
                               2013       0.01               0.89                (0.87)
                               2012       0.01               0.89                (0.88)

  T. Rowe Price Growth Stock   2016       0.07               0.89                  0.51
     Sub-Account               2015         --               0.89                  9.87
                               2014         --               0.89                  7.86
                               2013       0.04               0.89                 37.97
                               2012       0.18               0.89                 17.86

  T. Rowe Price International  2016       1.14               0.89                  1.39
     Stock Sub-Account         2015       0.80               0.89                (1.65)
                               2014       1.13               0.89                (1.70)
                               2013       0.97               0.89                 13.26
                               2012       1.21               0.89                 17.66

  TAP 1919 Variable Socially   2016       0.88        1.50 - 1.90           4.24 - 4.65
     Responsive Balanced       2015       1.19        1.50 - 1.90       (3.56) - (3.18)
     Sub-Account               2014       0.87        1.50 - 1.90           7.25 - 7.68
                               2013       0.83        1.50 - 1.90         16.47 - 16.94
                               2012       1.06        1.50 - 1.90           8.62 - 9.06

  UIF Global Infrastructure    2016       2.10        0.90 - 1.60         13.14 - 13.94
     Sub-Account               2015       1.43        0.90 - 1.60     (15.25) - (12.01)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.27 - 0.30

  VanEck VIP Long/Short        2016       0.14        1.10 - 1.60           0.99 - 1.50
     Equity Index Sub-Account  2015       0.06        1.10 - 1.60       (4.67) - (4.20)
     (Commenced 11/19/2014)    2014         --        1.10 - 1.35           0.67 - 0.70

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

             METLIFE INVESTORS USA SEPARATE ACCOUNT A
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Sub-Accounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond Portfolio        (BHFTI) Brighthouse/Templeton International Bond
                                                           Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio       (BHFTI) Brighthouse/Wellington Large Cap Research
                                                           Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                           New Name

MetLife Investors USA Separate Account A              Brighthouse Separate Account A

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Interim Condensed Consolidated Balance Sheets
             September 30, 2017 (Unaudited) and December 31, 2016

                (In millions, except share and per share data)

                                                                                             September 30, 2017 December 31, 2016
                                                                                             ------------------ -----------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $57,134 and $57,289, respectively).........................................................    $      61,483     $       59,899
Equity securities available-for-sale, at estimated fair value (cost: $234 and $280,
 respectively)..............................................................................              265                300
Mortgage loans (net of valuation allowances of $44 and $40, respectively; includes $119 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......           10,328              9,290
Policy loans................................................................................            1,101              1,093
Real estate and real estate joint ventures..................................................              407                215
Other limited partnership interests.........................................................            1,651              1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................            1,096              1,272
Other invested assets, principally at estimated fair value..................................            2,676              5,029
                                                                                             ------------------ -----------------
  Total investments.........................................................................           79,007             78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................            1,388              5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................              613                668
Premiums, reinsurance and other receivables.................................................           13,005             13,853
Deferred policy acquisition costs and value of business acquired............................            5,737              6,339
Current income tax recoverable..............................................................            1,768                736
Other assets................................................................................              579                689
Separate account assets.....................................................................          108,843            105,346
                                                                                             ------------------ -----------------
    Total assets............................................................................    $     210,940     $      211,425
                                                                                             ================== =================
Liabilities and Equity
Liabilities
Future policy benefits......................................................................    $      35,379     $       32,752
Policyholder account balances...............................................................           36,571             36,579
Other policy-related balances...............................................................            2,688              2,712
Payables for collateral under securities loaned and other transactions......................            4,556              7,371
Long-term debt (includes $14 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................               50              1,904
Deferred income tax liability...............................................................            1,960              2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)            4,916              5,445
Separate account liabilities................................................................          108,843            105,346
                                                                                             ------------------ -----------------
    Total liabilities.......................................................................          194,963            194,560
                                                                                             ------------------ -----------------
Contingencies, Commitments and Guarantees (Note 11)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................               75                 75
Additional paid-in capital..................................................................           18,859             18,461
Retained earnings (deficit).................................................................           (4,237)            (2,919)
Accumulated other comprehensive income (loss)...............................................            1,265              1,248
                                                                                             ------------------ -----------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................           15,962             16,865
Noncontrolling interests....................................................................               15                 --
                                                                                             ------------------ -----------------
    Total equity............................................................................           15,977             16,865
                                                                                             ------------------ -----------------
    Total liabilities and equity............................................................    $     210,940     $      211,425
                                                                                             ================== =================

    See accompanying notes to the interim condensed consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

   Interim Condensed Consolidated Statements of Operations and Comprehensive
                                 Income (Loss)
    For the Three Months and Nine Months Ended September 30, 2017 and 2016
                                  (Unaudited)

                                 (In millions)

                                                                          Three Months Ended     Nine Months Ended
                                                                             September 30,         September 30,
                                                                         --------------------  --------------------
                                                                            2017       2016       2017       2016
                                                                         ---------  ---------  ---------  ---------
Revenues
Premiums................................................................  $    228   $    337   $    607   $    990
Universal life and investment-type product policy fees..................       811        801      2,381      2,324
Net investment income...................................................       732        842      2,231      2,349
Other revenues..........................................................        64         54        263        491
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities..........        --         (2)        (1)       (19)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss).....................        --         (2)        --         (3)
 Other net investment gains (losses)....................................        21         30        (33)         8
                                                                         ---------  ---------  ---------  ---------
   Total net investment gains (losses)..................................        21         26        (34)       (14)
 Net derivative gains (losses)..........................................      (162)      (502)    (1,064)    (3,229)
                                                                         ---------  ---------  ---------  ---------
     Total revenues.....................................................     1,694      1,558      4,384      2,911
                                                                         ---------  ---------  ---------  ---------
Expenses
Policyholder benefits and claims........................................     1,051      1,039      2,721      2,868
Interest credited to policyholder account balances......................       269        281        811        845
Goodwill impairment.....................................................        --        381         --        381
Amortization of deferred policy acquisition costs and value of business
  acquired..............................................................        50        220        697       (129)
Other expenses..........................................................       446        423      1,342      1,268
                                                                         ---------  ---------  ---------  ---------
     Total expenses.....................................................     1,816      2,344      5,571      5,233
                                                                         ---------  ---------  ---------  ---------
Income (loss) before provision for income tax...........................      (122)      (786)    (1,187)    (2,322)
Provision for income tax expense (benefit)..............................       567       (222)       131       (830)
                                                                         ---------  ---------  ---------  ---------
Net income (loss).......................................................  $   (689)  $   (564)  $ (1,318)  $ (1,492)
                                                                         =========  =========  =========  =========
Comprehensive income (loss).............................................  $ (1,285)  $   (876)  $ (1,301)  $   (587)
                                                                         =========  =========  =========  =========

    See accompanying notes to the interim condensed consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Interim Condensed Consolidated Statements of Equity
       For the Nine Months Ended September 30, 2017 and 2016 (Unaudited)

                                 (In millions)

                                                                                Brighthouse
                                                                  Accumulated  Life Insurance
                                         Additional   Retained       Other       Company's
                                 Common   Paid-in     Earnings   Comprehensive Stockholder's   Noncontrolling   Total
                                 Stock    Capital     (Deficit)  Income (Loss)     Equity        Interests      Equity
                                -------- ----------  ----------  ------------- --------------  -------------- ----------
Balance at December 31, 2016...  $    75  $  18,461   $  (2,919)  $      1,248  $      16,865      $       --  $  16,865
Sale of operating joint
 venture interest to an
 affiliate.....................                 202                                       202                        202
Return of capital (Note 3).....              (2,737)                                   (2,737)                    (2,737)
Capital contributions..........               2,933                                     2,933                      2,933
Change in equity of
 noncontrolling interests......                                                            --              15         15
Net income (loss)..............                          (1,318)                       (1,318)             --     (1,318)
Other comprehensive income
 (loss), net of income tax.....                                             17             17                         17
                                -------- ----------  ----------  ------------- --------------  -------------- ----------
Balance at September 30, 2017..  $    75  $  18,859   $  (4,237)  $      1,265  $      15,962      $       15  $  15,977
                                ======== ==========  ==========  ============= ==============  ============== ==========


                                                                                 Brighthouse
                                                                  Accumulated   Life Insurance
                                         Additional  Retained        Other        Company's
                                 Common   Paid-in    Earnings    Comprehensive  Stockholder's   Noncontrolling   Total
                                 Stock    Capital    (Deficit)   Income (Loss)      Equity        Interests      Equity
                                -------- ---------- ----------  --------------- --------------  -------------- ----------
Balance at December 31, 2015...  $    75  $  16,850  $     117   $        1,594   $     18,636     $        --  $  18,636
Capital contributions..........               1,574                                      1,574                      1,574
Net income (loss)..............                         (1,492)                         (1,492)             --     (1,492)
Other comprehensive income
 (loss), net of income tax.....                                             905            905                        905
                                -------- ---------- ----------  --------------- --------------  -------------- ----------
Balance at September 30, 2016..  $    75  $  18,424  $  (1,375)  $        2,499   $     19,623     $        --  $  19,623
                                ======== ========== ==========  =============== ==============  ============== ==========

    See accompanying notes to the interim condensed consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Interim Condensed Consolidated Statements of Cash Flows
       For the Nine Months Ended September 30, 2017 and 2016 (Unaudited)

                                 (In millions)

                                                                         Nine Months Ended
                                                                           September 30,
                                                                  ------------------------------
                                                                         2017            2016
                                                                  --------------  --------------
Net cash provided by (used in) operating activities..............  $       2,435   $       2,917
                                                                  --------------  --------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities.......................................         12,446          27,474
 Equity securities...............................................             58             166
 Mortgage loans..................................................            562           1,403
 Real estate and real estate joint ventures......................             47             426
 Other limited partnership interests.............................            194             288
Purchases of:
 Fixed maturity securities.......................................        (11,969)        (29,580)
 Equity securities...............................................             (1)            (57)
 Mortgage loans..................................................         (1,535)         (2,098)
 Real estate and real estate joint ventures......................           (224)            (51)
 Other limited partnership interests.............................           (174)           (134)
Cash received in connection with freestanding derivatives........          1,805             457
Cash paid in connection with freestanding derivatives............         (3,380)         (1,659)
Sale of operating joint venture interest to a former affiliate...             42              --
Receipts on loans to former affiliates...........................             --              50
Net change in policy loans.......................................             (9)            105
Net change in short-term investments.............................            217          (1,761)
Net change in other invested assets..............................             31              29
                                                                  --------------  --------------
Net cash provided by (used in) investing activities..............         (1,890)         (4,942)
                                                                  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................          3,012           8,554
 Withdrawals.....................................................         (2,315)         (9,755)
Net change in payables for collateral under securities loaned
 and other transactions..........................................         (2,741)          3,061
Long-term debt repaid............................................            (10)            (21)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................            (37)           (228)
Returns of capital (Note 3)......................................         (3,425)             --
Capital contribution.............................................          1,100           1,682
Capital contribution associated with the sale of joint venture
 interest to a former affiliate..................................            202              --
                                                                  --------------  --------------
Net cash provided by (used in) financing activities..............         (4,214)          3,293
                                                                  --------------  --------------
Change in cash and cash equivalents..............................         (3,669)          1,268
Cash and cash equivalents, beginning of period...................          5,057           1,507
                                                                  --------------  --------------
Cash and cash equivalents, end of period.........................  $       1,388   $       2,775
                                                                  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $          81   $         100
                                                                  ==============  ==============
 Income tax......................................................  $          35   $         196
                                                                  ==============  ==============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $          --   $       3,478
                                                                  ==============  ==============
 Transfer of mortgage loans from former affiliates...............  $          --   $         395
                                                                  ==============  ==============
 Transfer of short-term investments from former affiliates.......  $          --   $          94
                                                                  ==============  ==============
 Transfer of fixed maturity securities to former affiliates......  $         293   $          --
                                                                  ==============  ==============
 Reduction of policyholder account balances in connection with
  reinsurance transactions.......................................  $         293   $          --
                                                                  ==============  ==============

    See accompanying notes to the interim condensed consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

 Notes to the Interim Condensed Consolidated Financial Statements (Unaudited)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Insurance and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("Brighthouse NY") to Brighthouse Insurance (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the interim condensed consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying interim condensed consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

 Reclassifications

    Certain amounts in the prior year periods' interim condensed consolidated financial statements and related footnotes thereto have been reclassified to conform to the 2017 presentation as discussed throughout the Notes to the Interim Condensed Consolidated Financial Statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

    The accompanying interim condensed consolidated financial statements are unaudited and reflect all adjustments (including normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in conformity with GAAP. Interim results are not necessarily indicative of full year performance. The
 December 31, 2016 consolidated balance sheet data was derived from audited consolidated financial statements included in Brighthouse Life Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2016 (the "2016 Annual Report"), which include all disclosures required by GAAP. Therefore, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Company included in the 2016 Annual Report.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decision maker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance did not have a material impact on the Company's consolidated financial statements.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

Future Adoption of New Accounting Pronouncements

   In August 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on accounting for hedging activities (Accounting Standards Update ("ASU") 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years. Early adoption is permitted. The ASU (i) refines and expands the criteria for achieving hedge accounting on certain hedging strategies, (ii) requires an entity to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported, and (iii) eliminates the requirement to separately measure and report hedge ineffectiveness. The ASU also makes other changes to simplify the application of existing guidance related to the assessment of hedge effectiveness and creates new disclosure requirements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those years and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2017. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The adoption of this guidance will not have a material impact on the Company's consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of this guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted. The new guidance eliminates the prohibition on recognizing current or deferred income taxes related to inter-entity asset transfers other than inventory by requiring recognition when the transfer occurs. The adoption of this guidance will not have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The adoption of this guidance will not have a material impact on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an other-than-temporary impairment ("OTTI") on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and has determined the most significant impacts will be to its mortgage loan investments. The Company is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance along with the overall impacts to its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as available-for-sale ("AFS") and to a lesser extent, the elimination of the cost method of accounting for equity method investments. The Company had approximately $195 million of equity securities and $42 million of partnerships and joint ventures accounted for under the cost

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

method as of September 30, 2017 that will be subject to the new guidance. The Company is continuing to evaluate the impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The adoption of this guidance will not have a material impact on the Company's consolidated financial statements.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings (loss) in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Operating earnings (loss) is used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. The Company believes the presentation of operating earnings (loss), as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Consistent with GAAP guidance for segment reporting, operating earnings (loss) is also the Company's GAAP measure of segment performance and is reported below. Operating earnings (loss) should not be viewed as a substitute for net income (loss).

   Operating earnings (loss) is a measure that focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and businesses. Non-core businesses include discontinued operations and other businesses that have been or will be sold or exited by the Company, referred to as divested businesses and certain entities required to be consolidated under GAAP.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating earnings (loss):

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity guaranteed minimum income benefits ("GMIBs") fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  .   Revenues from divested businesses.

   The following are excluded from total expenses in calculating operating earnings (loss):

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

  . Amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") related to: (i) net investment gains (losses),
      (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and
      (iv) Market Value Adjustments;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Expenses of divested businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the three months and nine months ended September 30, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings (loss) adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

   The Company allocates equity to the segments based on the internal capital model and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                              ----------------------------------------------------

                                                                                     Corporate
 Three Months Ended September 30, 2017        Annuities       Life       Run-off      & Other       Total
--------------------------------------------  ---------    ---------    ---------    ---------    ---------
                                                                  (In millions)
 Pre-tax operating earnings (loss)...........  $    441     $    (16)    $    144     $    (58)    $    511
 Provision for income tax expense (benefit)..       128          (11)          41        1,057        1,215
                                              ---------    ---------    ---------    ---------    ---------
  Operating earnings (loss)..................  $    313     $     (5)    $    103     $ (1,115)        (704)
                                              =========    =========    =========    =========
 Adjustments for:
 Net investment gains (losses)...............                                                            21
 Net derivative gains (losses)...............                                                          (162)
 Other adjustments to net income.............                                                          (492)
 Provision for income tax (expense) benefit..                                                           648
                                                                                                  ---------
  Net income (loss)..........................                                                      $   (689)
                                                                                                  =========

 Inter-segment revenues......................  $    100     $   (100)    $     28     $     (4)
 Interest revenue............................  $    306     $     76     $    349     $     20
 Interest expense............................  $     --     $     (4)    $      4     $     --

                                                                Operating Results
                                              ----------------------------------------------------

                                                                                     Corporate
 Three Months Ended September 30, 2016        Annuities       Life       Run-off      & Other       Total
--------------------------------------------  ---------    ---------    ---------    ---------    ---------
                                                                  (In millions)
 Pre-tax operating earnings (loss)...........  $    348     $      8     $   (324)    $     37     $     69
 Provision for income tax expense (benefit)..       128            8         (121)           7           22
                                              ---------    ---------    ---------    ---------    ---------
  Operating earnings (loss)..................  $    220     $     --     $   (203)    $     30           47
                                              =========    =========    =========    =========
 Adjustments for:
 Net investment gains (losses)...............                                                            26
 Net derivative gains (losses)...............                                                          (502)
 Other adjustments to net income.............                                                          (379)
 Provision for income tax (expense) benefit..                                                           244
                                                                                                  ---------
  Net income (loss)..........................                                                      $   (564)
                                                                                                  =========

 Inter-segment revenues......................  $     94     $   (133)    $     17     $    (71)
 Interest revenue............................  $    369     $     81     $    365     $    102
 Interest expense............................  $     --     $     --     $     15     $     17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                              ----------------------------------------------------

                                                                                   Corporate
 Nine Months Ended September 30, 2017         Annuities       Life     Run-off      & Other       Total
--------------------------------------------  ---------    ---------  ---------    ---------    ---------
                                                                  (In millions)
 Pre-tax operating earnings (loss)...........  $    970     $    (58)  $   (340)    $    (43)    $    529
 Provision for income tax expense (benefit)..       260          (27)      (130)       1,054        1,157
                                              ---------    ---------  ---------    ---------    ---------
  Operating earnings (loss)..................  $    710     $    (31)  $   (210)    $ (1,097)        (628)
                                              =========    =========  =========    =========
 Adjustments for:
 Net investment gains (losses)...............                                                         (34)
 Net derivative gains (losses)...............                                                      (1,064)
 Other adjustments to net income.............                                                        (618)
 Provision for income tax (expense) benefit..                                                       1,026
                                                                                                ---------
  Net income (loss)..........................                                                    $ (1,318)
                                                                                                =========

 Inter-segment revenues......................  $    346     $   (341)  $     76     $    (67)
 Interest revenue............................  $    938     $    230   $  1,061     $    122
 Interest expense............................  $     --     $     (4)  $     23     $     37

                                                                Operating Results
                                              ----------------------------------------------------

                                                                                   Corporate
 Nine Months Ended September 30, 2016         Annuities       Life     Run-off      & Other       Total
--------------------------------------------  ---------    ---------  ---------    ---------    ---------
                                                                  (In millions)
 Pre-tax operating earnings (loss)...........  $  1,132     $     (6)  $   (287)    $     43     $    882
 Provision for income tax expense (benefit)..       339           (3)      (104)           2          234
                                              ---------    ---------  ---------    ---------    ---------
  Operating earnings (loss)..................  $    793     $     (3)  $   (183)    $     41          648
                                              =========    =========  =========    =========
 Adjustments for:
 Net investment gains (losses)...............                                                         (14)
 Net derivative gains (losses)...............                                                      (3,229)
 Other adjustments to net income.............                                                          39
 Provision for income tax (expense) benefit..                                                       1,064
                                                                                                ---------
  Net income (loss)..........................                                                    $ (1,492)
                                                                                                =========

 Inter-segment revenues......................  $    599     $   (471)  $     38     $    (48)
 Interest revenue............................  $  1,071     $    227   $  1,068     $    187
 Interest expense............................  $     --     $     --   $     45     $     51

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                               Three Months Ended       Nine Months Ended
                                                                  September 30,           September 30,
                                                             ----------------------  ----------------------
                                                                2017        2016        2017        2016
                                                             ----------  ----------  ----------  ----------
                                                                              (In millions)
Annuities...................................................  $     901   $   1,000   $   2,789   $   3,415
Life........................................................        288         244         774         702
Run-off.....................................................        549         678       1,634       1,731
Corporate & Other...........................................         48         116         203         297
Adjustments.................................................        (92)       (480)     (1,016)     (3,234)
                                                             ----------  ----------  ----------  ----------
 Total......................................................  $   1,694   $   1,558   $   4,384   $   2,911
                                                             ==========  ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

2. Segment Information (continued)


   The following table presents total assets with respect to the Company's segments, as well as Corporate & Other, at:

                                     September 30, 2017 December 31, 2016
                                     ------------------ -----------------
                                                (In millions)
      Annuities.....................         $  148,447        $  146,224
      Life..........................             13,680            12,296
      Run-off.......................             36,522            40,575
      Corporate & Other.............             12,291            12,330
                                     ------------------ -----------------
       Total........................         $  210,940        $  211,425
                                     ================== =================

3. Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse NY to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 8.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 5 and 9.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 5 and 8.

   The Contribution Transactions were between entities under common control and has been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   The effect of the Contribution Transactions on net income (loss) was ($135) million and $333 million for the three months and nine months ended
September 30, 2016, respectively.

   The effect of the Contribution Transactions on other comprehensive income
(loss) ("OCI") was ($168) million and $463 million for the three months and nine months ended September 30, 2016 respectively.

4. Insurance

Guarantees

   As discussed in Notes 1 and 5 of the Notes to the Consolidated Financial Statements included in the 2016 Annual Report, the Company issues variable annuity products with guaranteed minimum benefits. Guaranteed minimum accumulation benefits ("GMABs"), the non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs") and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 6.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

4. Insurance (continued)


   Information regarding the Company's guarantee exposure was as follows at:

                                                  September 30, 2017                   December 31, 2016
                                          -------------------------------     --------------------------------
                                               In the             At               In the              At
                                            Event of Death    Annuitization     Event of Death     Annuitization
                                          ----------------  ---------------   ----------------   ---------------
                                                                   (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)..................   $   111,247      $     63,258       $    106,590      $     61,340
Separate account value...................   $   106,468      $     62,021       $    101,991      $     60,016
Net amount at risk.......................   $     5,499 (4)  $      2,618 (5)   $      6,763 (4)  $      3,116 (5)
Average attained age of contractholders..      68 years          68 years           67 years          67 years

                                                 September 30, 2017 December 31, 2016
                                                 ------------------ -----------------
                                                         Secondary Guarantees
                                                 ------------------------------------
                                                        (Dollars in millions)
Universal Life Contracts
Total account value (3).........................          $   6,256         $   6,216
Net amount at risk (6)..........................          $  75,862         $  76,216
Average attained age of policyholders...........           64 years          63 years

Variable Life Contracts
Total account value (3).........................          $     987         $     960
Net amount at risk (6)..........................          $  14,110         $  14,757
Average attained age of policyholders...........           43 years          43 years

--------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 of the Notes to the Consolidated Financial Statements included in the 2016 Annual Report for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

 Rollforward of Claims and Claim Adjustment Expenses

   Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                               Nine Months Ended September 30,
                                              --------------------------------
                                                    2017             2016
                                              ---------------  ---------------
                                                        (In millions)
Balance at December 31 of prior period.......  $        1,970   $        1,693
 Less: Reinsurance recoverables..............           1,811            1,545
                                              ---------------  ---------------
Net balance at December 31 of prior period...             159              148
Cumulative adjustment (1)....................              --               68
                                              ---------------  ---------------
Net balance, beginning of period.............             159              216
Incurred related to:
 Current period..............................             474              656
 Prior periods (2)...........................              (5)             (48)
                                              ---------------  ---------------
   Total incurred............................             469              608
                                              ---------------  ---------------
Paid related to:
 Current period..............................            (388)            (471)
 Prior periods...............................             (48)            (152)
                                              ---------------  ---------------
   Total paid................................            (436)            (623)
                                              ---------------  ---------------
Net balance, end of period...................             192              201
 Add: Reinsurance recoverables...............           1,865            1,645
                                              ---------------  ---------------
Balance, end of period.......................  $        2,057   $        1,846
                                              ===============  ===============

--------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented.

(2) During the nine months ended September 30, 2017 and 2016, the claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)


5. Investments

Fixed Maturity and Equity Securities Available-for-Sale

  Fixed Maturity and Equity Securities Available-for-Sale by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities").

                                      September 30, 2017                                     December 31, 2016
                     ----------------------------------------------------- ------------------------------------------------------
                                       Gross Unrealized                                       Gross Unrealized
                      Cost or   ------------------------------   Estimated  Cost or   -------------------------------   Estimated
                      Amortized           Temporary    OTTI        Fair     Amortized           Temporary    OTTI         Fair
                        Cost      Gains    Losses   Losses (1)    Value       Cost      Gains    Losses    Losses (1)    Value
                     ---------- -------- ---------- ----------  ---------- ---------- -------- ---------- -----------  ----------
                                                                    (In millions)
Fixed maturity
 securities:
U.S. corporate......   $ 20,203  $ 1,733      $  99      $  --    $ 21,837   $ 20,663  $ 1,287      $ 285       $  --    $ 21,665
U.S. government and
 agency.............     13,579    1,640        127         --      15,092     11,872    1,281        237          --      12,916
RMBS................      7,621      282         59         (4)      7,848      7,876      203        139          --       7,940
Foreign corporate...      6,206      359         71         --       6,494      6,071      220        168          --       6,123
State and political
 subdivision........      3,557      489          9         --       4,037      3,520      376         38          --       3,858
CMBS................      3,204       55         15         (1)      3,245      3,687       40         32          (1)      3,696
ABS.................      1,700       19          2         --       1,717      2,600       11         13          --       2,598
Foreign government..      1,064      151          2         --       1,213      1,000      114         11          --       1,103
                     ---------- -------- ---------- ----------  ---------- ---------- -------- ---------- -----------  ----------
 Total fixed
   maturity
   securities.......   $ 57,134  $ 4,728      $ 384      $  (5)   $ 61,483   $ 57,289  $ 3,532      $ 923       $  (1)   $ 59,899
                     ========== ======== ========== ==========  ========== ========== ======== ========== ===========  ==========
Equity securities:
Non-redeemable
 preferred stock....   $    138  $    10      $   1      $  --    $    147   $    180  $     6      $   9       $  --    $    177
Common stock........         96       22         --         --         118        100       23         --          --         123
                     ---------- -------- ---------- ----------  ---------- ---------- -------- ---------- -----------  ----------
 Total equity
   securities.......   $    234  $    32      $   1      $  --    $    265   $    280  $    29      $   9       $  --    $    300
                     ========== ======== ========== ==========  ========== ========== ======== ========== ===========  ==========

--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($1) million and less than $1 million at September 30, 2017 and December 31, 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at September 30, 2017:

                                                            Due After Five
                                             Due After One      Years                                  Total Fixed
                                Due in One   Year Through    Through Ten    Due After Ten  Structured   Maturity
                               Year or Less   Five Years        Years          Years      Securities   Securities
                               ------------ -------------- --------------- -------------- ----------- ------------
                                                                  (In millions)
Amortized cost................      $ 1,631       $ 10,116        $ 10,309       $ 22,553    $ 12,525     $ 57,134
Estimated fair value..........      $ 1,641       $ 10,520        $ 10,657       $ 25,855    $ 12,810     $ 61,483

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   September 30, 2017                                 December 31, 2016
                     -----------------------------------------------  -------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than
                       Less than 12 Months          12 Months           Less than 12 Months           12 Months
                     ----------------------- -----------------------  ------------------------ ------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated     Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair      Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value       Losses
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   2,285   $     52    $     726    $     47    $    4,632   $     187   $     699   $       98
U.S. government and
 agency.............       5,006         71          529          56         4,396         237          --           --
RMBS................       2,152         42          383          13         3,457         107         818           32
Foreign corporate...         540         12          547          59         1,443          64         573          104
State and political
 subdivision........         300          6           43           3           887          35          29            3
CMBS................         667         10           93           4         1,553          26         171            5
ABS.................         120         --           97           2           450           5         461            8
Foreign government..         131          2           10          --           242          10           6            1
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
 Total fixed
   maturity
   securities.......   $  11,201   $    195    $   2,428    $    184    $   17,060   $     671   $   2,757   $      251
                     =========== =========== ===========  =========== ============ =========== =========== ============
Equity securities:
Non-redeemable
 preferred stock....   $      --   $     --    $      16    $      1    $       57   $       2   $      40   $        7
Common stock........           1         --           --          --            --          --          --           --
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
 Total equity
   securities.......   $       1   $     --    $      16    $      1    $       57   $       2   $      40   $        7
                     =========== =========== ===========  =========== ============ =========== =========== ============
Total number of
 securities in
 an unrealized loss
 position...........       1,018                     362                     1,711                     475
                     ===========             ===========              ============             ===========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

    As described more fully in Notes 1 and 8 of the Notes to the Consolidated Financial Statements included in the 2016 Annual Report, the Company performs a regular evaluation of all investment classes for impairment, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy, in order to evaluate whether such investments are other-than-temporarily impaired.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at September 30, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads, as well as a change in the Company's intention to hold or sell a security that is in an unrealized loss position. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $543 million during the nine months ended September 30, 2017 to $379 million. The decrease in gross unrealized losses for the nine months ended September 30, 2017 was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At September 30, 2017, $4 million of the total $379 million of gross unrealized losses were from eight fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the nine months ended September 30, 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


   Investment Grade Fixed Maturity Securities

      Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $2 million, or 50%, were related to gross unrealized losses on two investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $4 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $2 million, or 50%, were related to gross unrealized losses on six below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                             September 30, 2017           December 31, 2016
                         --------------------------  --------------------------
                            Carrying        % of        Carrying       % of
                             Value          Total        Value         Total
                         --------------  ----------  -------------  -----------
                                          (Dollars in millions)
Mortgage loans:
 Commercial.............  $       7,011        67.8%  $      6,497         69.9%
 Agricultural...........          2,144        20.8          1,830         19.7
 Residential............          1,098        10.6            867          9.3
                         --------------  ----------  -------------  -----------
   Subtotal (1).........         10,253        99.2          9,194         98.9
 Valuation allowances...            (44)       (0.4)           (40)        (0.4)
                         --------------  ----------  -------------  -----------
   Subtotal mortgage
     loans, net.........         10,209        98.8          9,154         98.5
 Commercial mortgage
   loans held by
   CSEs -- FVO..........            119         1.2            136          1.5
                         --------------  ----------  -------------  -----------
      Total mortgage
        loans, net......  $      10,328       100.0%  $      9,290        100.0%
                         ==============  ==========  =============  ===========

--------

(1) Purchases of mortgage loans were $32 million and $339 million for the three months and nine months ended September 30, 2017, respectively, and $123 million and $354 million for the three months and nine months ended September 30, 2016, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs -- FVO is presented in Note 7. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at:

                                                                              Evaluated Collectively for
                            Evaluated Individually for Credit Losses               Credit Losses         Impaired Loans
                    --------------------------------------------------------- -------------------------- --------------
                     Impaired Loans with a Valuation   Impaired Loans without
                                Allowance              a Valuation Allowance
                    ---------------------------------- ----------------------
                      Unpaid                             Unpaid
                     Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation      Carrying
                     Balance    Investment  Allowances  Balance    Investment  Investment    Allowances      Value
                    ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------------
                                                             (In millions)
September 30, 2017
Commercial.........   $    --    $    --     $    --     $   --      $   --    $   7,011      $    34        $    --
Agricultural.......         4          3          --         --          --        2,141            6              3
Residential........        --         --          --          4           4        1,094            4              4
                    ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------------
Total..............   $     4    $     3     $    --     $    4      $    4    $  10,246      $    44        $     7
                    ========== =========== =========== ========== =========== ===========   ===========  ==============
December 31, 2016
Commercial.........   $    --    $    --     $    --     $   --      $   --    $   6,497      $    32        $    --
Agricultural.......         4          3          --         --          --        1,827            5              3
Residential........        --         --          --          1           1          866            3              1
                    ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------------
Total..............   $     4    $     3     $    --     $    1      $    1    $   9,190      $    40        $     4
                    ========== =========== =========== ========== =========== ===========   ===========  ==============

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $0, $3 million and $4 million, respectively, for the three months ended September 30, 2017 and $0, $3 million and $2 million, respectively, for the nine months ended September 30, 2017. The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $0, $3 million and $0, respectively, for both the three months and nine months ended September 30, 2016.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                                                 Nine Months Ended September 30,
                                    ------------------------------------------------------------------------------------------
                                                        2017                                          2016
                                    --------------------------------------------- --------------------------------------------
                                    Commercial Agricultural  Residential   Total  Commercial Agricultural Residential   Total
                                    ---------- ------------ ------------ -------- ---------- ------------ ----------- --------
                                                                          (In millions)
Balance, beginning of period.......    $    32      $     5      $     3  $    40    $    28     $      5     $     3  $    36
Provision (release)................          2            1            1        4          4           --           2        6
                                    ---------- ------------ ------------ -------- ---------- ------------ ----------- --------
Balance, end of period.............    $    34      $     6      $     4  $    44    $    32     $      5     $     5  $    42
                                    ========== ============ ============ ======== ========== ============ =========== ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------            % of        Fair       % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
September 30, 2017
Loan-to-value ratios:
Less than 65%.........    $ 6,057           $ 300      $ 33   $6,390      91.1%     $ 6,555      91.4%
65% to 75%............        519               9        18      546       7.8          547       7.6
76% to 80%............         10              32         9       51       0.7           51       0.7
Greater than 80%......         --              --        24       24       0.4           23       0.3
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............    $ 6,586           $ 341      $ 84   $7,011     100.0%     $ 7,176     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........    $ 5,718           $ 230      $167   $6,115      94.1%     $ 6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............    $ 6,067           $ 244      $186   $6,497     100.0%     $ 6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                      September 30, 2017       December 31, 2016
                                    ----------------------  ----------------------
                                      Recorded     % of       Recorded     % of
                                      Investment   Total      Investment   Total
                                    ------------ ---------  ------------ ---------
                                                 (Dollars in millions)
Loan-to-value ratios:
Less than 65%......................      $ 2,011      93.8%      $ 1,789      97.8%
65% to 75%.........................          133       6.2            41       2.2
                                    ------------ ---------  ------------ ---------
 Total.............................      $ 2,144     100.0%      $ 1,830     100.0%
                                    ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at September 30, 2017 and December 31, 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                               September 30, 2017       December 31, 2016
                             ----------------------  ----------------------
                               Recorded     % of       Recorded     % of
                               Investment   Total      Investment   Total
                             ------------ ---------  ------------ ---------
                                          (Dollars in millions)
    Performance indicators:
    Performing..............      $ 1,072      97.6%        $ 856      98.7%
    Nonperforming...........           26       2.4            11       1.3
                             ------------ ---------  ------------ ---------
    Total...................      $ 1,098     100.0%        $ 867     100.0%
                             ============ =========  ============ =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


    The estimated fair value of residential mortgage loans was $1.1 billion and $867 million at September 30, 2017 and December 31, 2016, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both September 30, 2017 and December 31, 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                 Past Due              Nonaccrual Status
                        -------------------------- --------------------------
                        September 30, December 31, September 30, December 31,
                            2017          2016         2017          2016
                        ------------- ------------ ------------- ------------
                                        (Dollars in millions)
   Commercial..........           $--          $--           $--          $--
   Agricultural........            --           --            --           --
   Residential.........            26           11            26           11
                        ------------- ------------ ------------- ------------
    Total..............           $26          $11           $26          $11
                        ============= ============ ============= ============

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring during both the three months and nine months ended September 30, 2017 and 2016.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $787 million and $4.7 billion at September 30, 2017 and December 31, 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, deferred sales inducements ("DSI") and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                 September 30, 2017  December 31, 2016
                                                                                 ------------------  -----------------
                                                                                             (In millions)
Fixed maturity securities.......................................................            $ 4,335            $ 2,600
Fixed maturity securities with noncredit OTTI losses included in AOCI...........                  5                  1
                                                                                 ------------------  -----------------
 Total fixed maturity securities................................................              4,340              2,601
Equity securities...............................................................                 55                 32
Derivatives.....................................................................                283                397
Short-term investments..........................................................                 --                (42)
Other...........................................................................                 (9)                59
                                                                                 ------------------  -----------------
 Subtotal.......................................................................              4,669              3,047
                                                                                 ------------------  -----------------
Amounts allocated from:
Future policy benefits..........................................................             (2,384)              (922)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI................                 (2)                (2)
DAC, VOBA and DSI...............................................................               (296)              (193)
                                                                                 ------------------  -----------------
 Subtotal.......................................................................             (2,682)            (1,117)
                                                                                 ------------------  -----------------
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI.............................................................                 (1)                --
Deferred income tax benefit (expense)...........................................               (695)              (653)
                                                                                 ------------------  -----------------
     Net unrealized investment gains (losses)...................................            $ 1,291            $ 1,277
                                                                                 ==================  =================

   The changes in net unrealized investment gains (losses) were as follows:

                                                                                    Nine Months
                                                                                       Ended
                                                                                 September 30, 2017
                                                                                 ------------------
                                                                                   (In millions)
Balance, beginning of period....................................................            $ 1,277
Fixed maturity securities on which noncredit OTTI losses have been recognized...                  4
Unrealized investment gains (losses) during the period..........................              1,618
Unrealized investment gains (losses) relating to:
 Future policy benefits.........................................................             (1,462)
 DAC, VOBA and DSI..............................................................               (103)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................                 (1)
 Deferred income tax benefit (expense)..........................................                (42)
                                                                                 ------------------
Balance, end of period..........................................................            $ 1,291
                                                                                 ==================
   Change in net unrealized investment gains (losses)...........................            $    14
                                                                                 ==================

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both September 30, 2017 and December 31, 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                                 September 30, 2017 December 31, 2016
                                                                                 ------------------ -----------------
                                                                                            (In millions)
Securities on loan: (1)
 Amortized cost.................................................................     $    3,169         $    5,895
 Estimated fair value...........................................................     $    3,820         $    6,555
Cash collateral received from counterparties (2)................................     $    3,902         $    6,642
Security collateral received from counterparties (3)............................     $       --         $       27
Reinvestment portfolio -- estimated fair value..................................     $    3,935         $    6,571

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  September 30, 2017                       December 31, 2016
                                         -------------------------------------   --------------------------------------
                                         Remaining Tenor of Securities           Remaining Tenor of Securities
                                             Lending Agreements                       Lending Agreements
                                         ---------------------------             ----------------------------
                                                      1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)   or Less  Months      Total   Open (1)  or Less    Months     Total
                                         ---------   -------- -------- --------- ---------  -------- --------- ---------
                                                                        (In millions)
Cash collateral liability by loaned
 security type:
U.S. government and agency..............   $ 1,480    $ 1,512  $   910  $  3,902   $ 2,129   $ 1,906  $  1,743  $  5,778
U.S. corporate..........................        --         --       --        --        --       480        --       480
Agency RMBS.............................        --         --       --        --        --        --       274       274
Foreign corporate.......................        --         --       --        --        --        58        --        58
Foreign government......................        --         --       --        --        --        52        --        52
                                         ---------   -------- -------- --------- ---------  -------- --------- ---------
 Total..................................   $ 1,480    $ 1,512  $   910  $  3,902   $ 2,129   $ 2,496  $  2,017  $  6,642
                                         =========   ======== ======== ========= =========  ======== ========= =========

--------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at September 30, 2017 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, U.S. and foreign corporate securities, U.S. government and agency securities and non-agency RMBS) with 60% invested in agency RMBS, U.S. government and agency securities, short-term investments, cash equivalents, or held in cash at September 30, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                           September 30, 2017 December 31, 2016
                                           ------------------ -----------------
                                                      (In millions)
 Invested assets on deposit (regulatory
  deposits)...............................           $  8,093          $  7,644
 Invested assets held in trust
  (reinsurance agreements)................              2,511             9,054
 Invested assets pledged as collateral....              3,933             3,548
                                           ------------------ -----------------
  Total invested assets on deposit, held
    in trust and pledged as collateral....           $ 14,537          $ 20,246
                                           ================== =================

   The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5 of the Notes to the Consolidated Financial Statements included in the 2016 Annual Report) and derivative transactions (see Note 6). The Company held in trust certain investments in connection with certain reinsurance transactions. In April 2017, certain assets held in trust were liquidated in connection with the Contribution Transactions discussed in Note 3. Amounts in the table above include invested assets and cash and cash equivalents.

   See "-- Securities Lending" for information regarding securities on loan.

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                         September 30, 2017  December 31, 2016
                                         ------------------ --------------------
                                          Total    Total      Total     Total
                                         Assets Liabilities  Assets  Liabilities
                                         ------ ----------- -------- -----------
                                                      (In millions)
MRSC (collateral financing arrangement
 (primarily securities)) (1)............ $   --       $  -- $  3,422       $  --
CSEs (assets (primarily loans) and
 liabilities (primarily debt)) (2)......    120          14      137          24
                                         ------ ----------- -------- -----------
 Total.................................. $  120       $  14 $  3,559       $  24
                                         ====== =========== ======== ===========

--------

(1) In April 2017, these assets were liquidated in connection with the Contribution Transactions discussed in Note 3.

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $87 million and $95 million at estimated fair value at September 30, 2017 and December 31, 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                         September 30, 2017         December 31, 2016
                                      ------------------------- -------------------------
                                                     Maximum                   Maximum
                                        Carrying    Exposure      Carrying    Exposure
                                         Amount    to Loss (1)     Amount    to Loss (1)
                                      ------------ ------------ ------------ ------------
                                                         (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)...........  $    11,148  $    11,148  $    12,809  $    12,809
 U.S. and foreign corporate..........          498          498          536          536
Other limited partnership interests..        1,490        2,391        1,491        2,287
Other investments (3)................           77           86           77           88
                                      ------------ ------------ ------------ ------------
   Total.............................  $    13,213  $    14,123  $    14,913  $    15,720
                                      ============ ============ ============ ============

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits at both September 30, 2017 and December 31, 2016. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of real estate joint ventures, other invested assets and non-redeemable preferred stock.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during both the three months and nine months ended September 30, 2017 and 2016.

Net Investment Income

   The components of net investment income were as follows:

                                      Three Months Ended         Nine Months Ended
                                         September 30,             September 30,
                                    ----------------------- ---------------------------
                                       2017        2016         2017          2016
                                    ----------- ----------- ------------- -------------
                                                       (In millions)
Investment income:
 Fixed maturity securities.........  $      582  $      670  $      1,756  $      1,945
 Equity securities.................           3           6            10            16
 Mortgage loans....................         111          94           329           292
 Policy loans......................          12          13            35            42
 Real estate and real estate joint
   ventures........................          13          10            39            25
 Other limited partnership
   interests.......................          38          79           143           120
 Cash, cash equivalents and
   short-term investments..........           8           5            25            14
 Other.............................           9           6            21            15
                                    ----------- ----------- ------------- -------------
   Subtotal........................         776         883         2,358         2,469
 Less: Investment expenses.........          46          44           133           128
                                    ----------- ----------- ------------- -------------
   Subtotal, net...................         730         839         2,225         2,341
 FVO CSEs -- interest income --
   commercial mortgage loans.......           2           3             6             8
                                    ----------- ----------- ------------- -------------
     Net investment income.........  $      732  $      842  $      2,231  $      2,349
                                    =========== =========== ============= =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                               Three Months Ended        Nine Months Ended
                                                                                  September 30,            September 30,
                                                                             ----------------------  ------------------------
                                                                                2017        2016         2017         2016
                                                                             ----------  ----------  -----------  -----------
                                                                                               (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial.............................................................  $      --   $      --   $       --   $      (16)
                                                                             ----------  ----------  -----------  -----------
       Total U.S. and foreign corporate securities..........................         --          --           --          (16)
    RMBS....................................................................         --          (4)          --           (6)
    State and political subdivision.........................................         --          --           (1)          --
                                                                             ----------  ----------  -----------  -----------
       OTTI losses on fixed maturity securities recognized in earnings......         --          (4)          (1)         (22)
  Fixed maturity securities -- net gains (losses) on sales and disposals....         21          47          (15)          30
                                                                             ----------  ----------  -----------  -----------
    Total gains (losses) on fixed maturity securities.......................         21          43          (16)           8
                                                                             ----------  ----------  -----------  -----------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         --          --           --           (1)
                                                                             ----------  ----------  -----------  -----------
       OTTI losses on equity securities recognized in earnings..............         --          --           --           (1)
  Equity securities -- net gains (losses) on sales and disposals............          3           4            4            8
                                                                             ----------  ----------  -----------  -----------
    Total gains (losses) on equity securities...............................          3           4            4            7
                                                                             ----------  ----------  -----------  -----------
  Mortgage loans............................................................         (2)         10           (7)           4
  Real estate and real estate joint ventures................................          1         (33)           4          (34)
  Other limited partnership interests.......................................         --          (1)         (10)          (7)
  Other.....................................................................         (1)          5           (6)          11
                                                                             ----------  ----------  -----------  -----------
     Subtotal...............................................................         22          28          (31)         (11)
                                                                             ----------  ----------  -----------  -----------
FVO CSEs:
    Commercial mortgage loans...............................................         (1)         (3)          (2)          (3)
    Long-term debt -- related to commercial mortgage loans..................         --           1           --            1
Non-investment portfolio gains (losses).....................................         --          --           (1)          (1)
                                                                             ----------  ----------  -----------  -----------
     Subtotal...............................................................         (1)         (2)          (3)          (3)
                                                                             ----------  ----------  -----------  -----------
       Total net investment gains (losses)..................................  $      21   $      26   $      (34)  $      (14)
                                                                             ==========  ==========  ===========  ===========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of net investment gains (losses) related to transfers of invested assets to former affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $0 and ($5) million for the three months and nine months ended September 30, 2017, respectively, and $4 million and $9 million for the three months and nine months ended September 30, 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                         Three Months Ended September 30,
                                   --------------------------------------------
                                       2017         2016        2017     2016
                                   -----------  ------------  -------- --------
                                   Fixed Maturity Securities  Equity Securities
                                   -------------------------  -----------------
                                                  (In millions)
 Proceeds.........................  $    4,711   $     8,389   $    16  $    35
                                   ===========  ============  ======== ========
 Gross investment gains...........  $       30   $        78   $     3  $     4
 Gross investment losses..........          (9)          (31)       --       --
 OTTI losses......................          --            (4)       --       --
                                   -----------  ------------  -------- --------
  Net investment gains (losses)...  $       21   $        43   $     3  $     4
                                   ===========  ============  ======== ========

                                         Nine Months Ended September 30,
                                  ---------------------------------------------
                                      2017         2016        2017      2016
                                  -----------  ------------  --------  --------
                                  Fixed Maturity Securities   Equity Securities
                                  -------------------------  ------------------
                                                  (In millions)
Proceeds.........................  $    9,074   $    23,168   $    29   $    41
                                  ===========  ============  ========  ========
Gross investment gains...........  $       50   $       165   $     5   $     8
Gross investment losses..........         (65)         (135)       (1)       --
OTTI losses......................          (1)          (22)       --        (1)
                                  -----------  ------------  --------  --------
 Net investment gains (losses)...  $      (16)  $         8   $     4   $     7
                                  ===========  ============  ========  ========

 Credit Loss Rollforward

      The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                               Three Months Ended      Nine Months Ended
                                                                 September 30,           September 30,
                                                             ---------------------  ----------------------
                                                                2017       2016        2017        2016
                                                             ---------  ----------  ----------  ----------
                                                                             (In millions)
Balance, beginning of period................................  $      9   $      60   $      28   $      66
Additions:
 Additional impairments -- credit loss OTTI on securities
   previously impaired......................................        --           3          --           5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities
   previously impaired as credit loss OTTI..................        (8)         (7)        (27)        (15)
                                                             ---------  ----------  ----------  ----------
Balance, end of period......................................  $      1   $      56   $       1   $      56
                                                             =========  ==========  ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

5. Investments (continued)


Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates, which were as follows:

                                                                 Three Months Ended       Nine Months Ended
                                                                   September 30,            September 30,
                                                               ---------------------- -------------------------
                                                                  2017       2016        2017         2016
                                                               ---------- ----------- ----------  -------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to former
 affiliates...................................................  $      --  $      574  $     292   $        732
Amortized cost of invested assets transferred to former
 affiliates...................................................  $      --  $      539  $     294   $        657
Net investment gains (losses) recognized on transfers.........  $      --  $       13  $      (2)  $         13
Change in additional paid-in-capital recognized on transfers..  $      --  $       21  $      --   $         62
Estimated fair value of invested assets transferred from
 former affiliates............................................  $      --  $      484  $      --   $      4,763

   In April 2016, the Company received a transfer of investments and cash and cash equivalents of $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Metropolitan Life Insurance Company ("MLIC"), a former affiliate, which are included in the table above. See Note 7 of the Notes to the Consolidated Financial Statements included in the 2016 Annual Report for additional information related to the transfer.

   The Company had loans outstanding to MetLife, Inc., which were included in other invested assets, totaling $1.1 billion at December 31, 2016. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, the two loans were repaid. See Notes 3 and 8.

   The Company receives investment administrative services from MLIC. The related investment administrative service charges were $22 million and $70 million for the three months and nine months ended September 30, 2017, respectively, and $25 million and $72 million for the three months and nine months ended September 30, 2016, respectively.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 12 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

6. Derivatives

Accounting for Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

      See Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

   Interest Rate Derivatives

      The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and futures.

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

      Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

      The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)

   Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

      Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

   Foreign Currency Exchange Rate Derivatives

      The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

      To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

   Credit Derivatives

      The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

      The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   Equity Derivatives

      The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

      Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


      In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

      In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                       September 30, 2017               December 31, 2016
                                                                 ------------------------------ ---------------------------------
                                                                  Gross    Estimated Fair Value   Gross     Estimated Fair Value
                                                                 Notional  --------------------  Notional   ---------------------
                               Primary Underlying Risk Exposure   Amount    Assets  Liabilities   Amount     Assets   Liabilities
                             ----------------------------------  --------- -------- ----------- ----------- --------- -----------
                                                                                          (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
 Interest rate swaps........  Interest rate                       $    182  $    44   $     --   $      310  $     41   $     --
                                                                 --------- -------- ----------- ----------- --------- -----------
Cash flow hedges:
 Interest rate swaps........  Interest rate                             45        8         --           45         7         --
 Foreign currency swaps.....  Foreign currency exchange rate         1,534      108         48        1,420       186         10
                                                                 --------- -------- ----------- ----------- --------- -----------
   Subtotal..................................................        1,579      116         48        1,465       193         10
                                                                 --------- -------- ----------- ----------- --------- -----------
    Total qualifying hedges.................................         1,761      160         48        1,775       234         10
                                                                 --------- -------- ----------- ----------- --------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps.........  Interest rate                         20,227      994        786       28,175     1,928      1,688
Interest rate floors........  Interest rate                             --       --         --        2,100         5          2
Interest rate caps..........  Interest rate                          5,032        7         --       12,042        25         --
Interest rate futures.......  Interest rate                            282       --         --        1,288         9         --
Interest rate options.......  Interest rate                         24,600      183         28       15,520       136         --
Interest rate total return
 swaps......................  Interest rate                             --       --         --        3,876        --        611
Foreign currency swaps......  Foreign currency exchange rate           959       80         25        1,250       153          4
Foreign currency forwards...  Foreign currency exchange rate           166        1         --          158         9         --
Credit default swaps --
 purchased..................  Credit                                    34       --         --           34        --         --
Credit default swaps --
 written....................  Credit                                 1,879       37         --        1,891        28         --
Equity futures..............  Equity market                          2,535       --         11        8,037        38         --
Equity index options........  Equity market                         47,727      827      1,568       37,501       897        934
Equity variance swaps.......  Equity market                         14,894      176        607       14,894       140        517
Equity total return swaps...  Equity market                          1,794       --         63        2,855         1        117
                                                                 --------- -------- ----------- ----------- --------- -----------
    Total non-designated or nonqualifying derivatives.......       120,129    2,305      3,088      129,621     3,369      3,873
                                                                 --------- -------- ----------- ----------- --------- -----------
       Total.............................................         $121,890  $ 2,465   $  3,136   $  131,396  $  3,603   $  3,883
                                                                 ========= ======== =========== =========== ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both September 30, 2017 and December 31, 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)

derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                             Three Months Ended         Nine Months Ended
                                                                September 30,             September 30,
                                                           ----------------------  --------------------------
                                                              2017        2016         2017          2016
                                                           ----------  ----------  ------------  ------------
                                                                              (In millions)
Freestanding derivatives and hedging gains (losses) (1)...  $    (747)  $  (1,033)  $    (2,100)  $       257
Embedded derivatives gains (losses).......................        585         531         1,036        (3,486)
                                                           ----------  ----------  ------------  ------------
   Total net derivative gains (losses)....................  $    (162)  $    (502)  $    (1,064)  $    (3,229)
                                                           ==========  ==========  ============  ============

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                      Three Months Ended      Nine Months Ended
                                        September 30,           September 30,
                                    ---------------------- -----------------------
                                       2017       2016        2017        2016
                                    ---------- ----------- ----------- -----------
                                                    (In millions)
Qualifying hedges:
 Net investment income.............  $       5  $        5  $       16  $       13
Nonqualifying hedges:
 Net derivative gains (losses).....         67         124         253         320
 Policyholder benefits and claims..          1           4           8          11
                                    ---------- ----------- ----------- -----------
   Total...........................  $      73  $      133  $      277  $      344
                                    ========== =========== =========== ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                    Net              Net        Policyholder
                                                 Derivative       Investment    Benefits and
                                               Gains (Losses)     Income (1)     Claims (2)
                                              ----------------  -------------  -------------
                                                               (In millions)
Three Months Ended September 30, 2017
 Interest rate derivatives...................  $           (81)  $         --   $          6
 Foreign currency exchange rate derivatives..              (30)            --             --
 Credit derivatives -- purchased.............               --             --             --
 Credit derivatives -- written...............                5             --             --
 Equity derivatives..........................             (711)            --            (64)
                                              ----------------  -------------  -------------
   Total.....................................  $          (817)  $         --   $        (58)
                                              ================  =============  =============
Three Months Ended September 30, 2016
 Interest rate derivatives...................  $          (372)  $         --   $         (3)
 Foreign currency exchange rate derivatives..               (8)            --             --
 Credit derivatives -- purchased.............               (1)            --             --
 Credit derivatives -- written...............                9             --             --
 Equity derivatives..........................             (793)            (2)          (188)
                                              ----------------  -------------  -------------
   Total.....................................  $        (1,165)  $         (2)  $       (191)
                                              ================  =============  =============
Nine Months Ended September 30, 2017
 Interest rate derivatives...................  $          (145)  $         --   $          8
 Foreign currency exchange rate derivatives..              (72)            --             --
 Credit derivatives -- purchased.............               --             --             --
 Credit derivatives -- written...............               16             --             --
 Equity derivatives..........................           (2,123)            (1)          (341)
                                              ----------------  -------------  -------------
   Total.....................................  $        (2,324)  $         (1)  $       (333)
                                              ================  =============  =============
Nine Months Ended September 30, 2016
 Interest rate derivatives...................  $         1,044   $         --   $         26
 Foreign currency exchange rate derivatives..               24             --             --
 Credit derivatives -- purchased.............               (1)            --             --
 Credit derivatives -- written...............                8             --             --
 Equity derivatives..........................           (1,144)            (6)          (205)
                                              ----------------  -------------  -------------
   Total.....................................  $           (69)  $         (6)  $       (179)
                                              ================  =============  =============

--------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                      Net Derivative   Net Derivative   Ineffectiveness
                                                                      Gains (Losses)   Gains (Losses)  Recognized in Net
Derivatives in Fair Value               Hedged Items in Fair Value      Recognized     Recognized for  Derivative Gains
Hedging Relationships                      Hedging Relationships      for Derivatives   Hedged Items       (Losses)
-------------------------------------- -----------------------------  ---------------  --------------  -----------------
                                                                                        (In millions)
Three Months Ended September 30, 2017
Interest rate swaps:                   Fixed maturity securities.....    $         --    $         --      $          --
                                       Policyholder liabilities (1)..               1              (1)                --
                                                                      ---------------  --------------  -----------------
 Total..............................................................     $          1    $         (1)     $          --
                                                                      ===============  ==============  =================
Three Months Ended September 30, 2016
Interest rate swaps:                   Fixed maturity securities.....    $          2    $         (1)     $           1
                                       Policyholder liabilities (1)..               1              (1)                --
                                                                      ---------------  --------------  -----------------
 Total..............................................................     $          3    $         (2)     $           1
                                                                      ===============  ==============  =================
Nine Months Ended September 30, 2017
Interest rate swaps:                   Fixed maturity securities.....    $         --    $         --      $          --
                                       Policyholder liabilities (1)..               2              (2)                --
                                                                      ---------------  --------------  -----------------
 Total..............................................................     $          2    $         (2)     $          --
                                                                      ===============  ==============  =================
Nine Months Ended September 30, 2016
Interest rate swaps:                   Fixed maturity securities.....    $         (1)   $          1      $          --
                                       Policyholder liabilities (1)..              25             (25)                --
                                                                      ---------------  --------------  -----------------
 Total..............................................................     $         24    $        (24)     $          --
                                                                      ===============  ==============  =================

--------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0 and $9 million, for the three months and nine months ended September 30, 2017, respectively, and $1 million and $1 million for the three months and nine months ended September 30, 2016, respectively.

   At September 30, 2017 and December 31, 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At September 30, 2017 and December 31, 2016, the balance in AOCI associated with cash flow hedges was $283 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of equity:

                                                                  Amount and Location        Amount and Location
                                         Amount of Gains           of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow               (Losses) Deferred in        Reclassified from        Recognized in Income
Hedging Relationships                  AOCI on Derivatives      AOCI into Income (Loss)     (Loss) on Derivatives
-------------------------------------- --------------------  ------------------------------ ---------------------
                                       (Effective Portion)        (Effective Portion)       (Ineffective Portion)
                                       --------------------  ------------------------------ ---------------------
                                                             Net Derivative  Net Investment    Net Derivative
                                                             Gains (Losses)      Income        Gains (Losses)
                                                             --------------- -------------- ---------------------
                                                                     (In millions)
Three Months Ended September 30, 2017
Interest rate swaps...................      $            --  $            --  $          --      $             --
Interest rate forwards................                   --               --              1                    --
Foreign currency swaps................                  (50)              --             --                    --
Credit forwards.......................                   --               --             --                    --
                                       --------------------  --------------- -------------- ---------------------
  Total...............................      $           (50) $            --  $           1      $             --
                                       ====================  =============== ============== =====================
Three Months Ended September 30, 2016
Interest rate swaps...................      $             1  $            --  $           1      $             --
Interest rate forwards................                    1                1             --                    --
Foreign currency swaps................                  (17)               2             --                    --
Credit forwards.......................                   --               --             --                    --
                                       --------------------  --------------- -------------- ---------------------
  Total...............................      $           (15) $             3  $           1      $             --
                                       ====================  =============== ============== =====================
Nine Months Ended September 30, 2017
Interest rate swaps...................      $             1  $            --  $           2      $             --
Interest rate forwards................                   --               --              2                    --
Foreign currency swaps................                 (102)               9             --                    --
Credit forwards.......................                   --               --             --                    --
                                       --------------------  --------------- -------------- ---------------------
  Total...............................      $          (101) $             9  $           4      $             --
                                       ====================  =============== ============== =====================
Nine Months Ended September 30, 2016
Interest rate swaps...................      $            37  $            12  $           2      $             --
Interest rate forwards................                    8                2              2                    --
Foreign currency swaps................                   29                3             --                    --
Credit forwards.......................                   --               --             --                    --
                                       --------------------  --------------- -------------- ---------------------
  Total...............................      $            74  $            17  $           4      $             --
                                       ====================  =============== ============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At September 30, 2017, the Company expects to reclassify $18 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion at both September 30, 2017 and December 31, 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At September 30, 2017 and December 31, 2016, the Company would have received $37 million and $28 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                      September 30, 2017                       December 31, 2016
                                           ---------------------------------------- ---------------------------------------
                                                         Maximum                                   Maximum
                                           Estimated      Amount                    Estimated      Amount
                                           Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                           of Credit  Payments under     Average    of Credit   Payments under   Average
 Rating Agency Designation of               Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)           Swaps        Swaps        Maturity (2)   Swaps         Swaps      Maturity (2)
-----------------------------------------  ---------- --------------- ------------- ---------- --------------- ------------
                                                                        (Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3)......  $       1  $           25           2.9  $       1  $           45          2.2
Credit default swaps referencing indices..         11             533           3.0          8             433          3.7
                                           ---------- ---------------               ---------- ---------------
 Subtotal.................................         12             558           3.0          9             478          3.6
                                           ---------- ---------------               ---------- ---------------
Baa
Single name credit default swaps (3)......          1             130           1.3          1             180          1.6
Credit default swaps referencing indices..         24           1,166           5.3         18           1,213          4.8
                                           ---------- ---------------               ---------- ---------------
 Subtotal.................................         25           1,296           4.9         19           1,393          4.4
                                           ---------- ---------------               ---------- ---------------
Ba
Single name credit default swaps (3)......         --              25           4.7         --              20          2.7
Credit default swaps referencing indices..         --              --            --         --              --           --
                                           ---------- ---------------               ---------- ---------------
 Subtotal.................................         --              25           4.7         --              20          2.7
                                           ---------- ---------------               ---------- ---------------
   Total..................................  $      37  $        1,879           4.3  $      28  $        1,891          4.2
                                           ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Global Ratings ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                  September 30, 2017     December 31, 2016
                                                                                 --------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement     Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------  --------  ----------- ---------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,502    $ 3,095    $  3,394    $ 2,929
 OTC-cleared (1), (6)...........................................................       31         22         267        905
 Exchange-traded................................................................       --         11          46         --
                                                                                 --------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)..........................    2,533      3,128       3,707      3,834
Amounts offset on the consolidated balance sheets...............................       --         --          --         --
                                                                                 --------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6)................................................................    2,533      3,128       3,707      3,834
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (2,050)    (2,050)     (2,231)    (2,231)
 OTC-cleared....................................................................       (2)        (2)       (165)      (165)
 Exchange-traded................................................................       --         --          --         --
Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (336)        --        (634)        --
 OTC-cleared....................................................................      (24)       (19)        (91)      (740)
 Exchange-traded................................................................       --         --          --         --
Securities collateral: (5)
 OTC-bilateral..................................................................     (114)    (1,037)       (429)      (698)
 OTC-cleared....................................................................       --         (1)         --         --
 Exchange-traded................................................................       --        (11)         --         --
                                                                                 --------  ----------- ---------  -----------
Net amount after application of master netting agreements and collateral........  $     7    $     8    $    157    $    --
                                                                                 ========  =========== =========  ===========

--------

(1) At September 30, 2017 and December 31, 2016, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $68 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At September 30, 2017 and December 31, 2016, the Company received excess cash collateral of $296 million and $3 million, respectively, and provided excess cash collateral of $2 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at September 30, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    September 30, 2017 and December 31, 2016, the Company received excess securities collateral with an estimated fair value of $152 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At September 30, 2017 and December 31, 2016, the Company provided excess securities collateral with an estimated fair value of $296 million and

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)

    $108 million, respectively, for its OTC-bilateral derivatives, and $425 million and $630 million, respectively, for its OTC-cleared derivatives, and $103 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                            September 30, 2017 December 31, 2016
                                            ------------------ -----------------
                                                       (In millions)
Estimated fair value of derivatives in a
 net liability position (1)................      $       1,046     $         698
Estimated Fair Value of Collateral
 Provided:
 Fixed maturity securities.................      $       1,193     $         777
 Cash......................................      $          --     $          --
Fair Value of Incremental Collateral
 Provided Upon:
 One-notch downgrade in financial strength
   rating..................................      $          --     $          --
 Downgrade in financial strength rating to
   a level that triggers full overnight
   collateralization or termination of the
   derivative position.....................      $          --     $          --

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity-indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

6. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                              September 30, December 31,
                                                           Balance Sheet Location                 2017          2016
                                                 -------------------------------------------- ------------- ------------
                                                                                                     (In millions)
Embedded derivatives within asset host
 contracts:
 Ceded guaranteed minimum benefits.............. Premiums, reinsurance and other receivables    $      220    $      409
 Options embedded in debt or equity securities.. Investments                                           (56)          (49)
                                                                                              ------------- ------------
   Embedded derivatives within asset host
     contracts..................................                                                $      164    $      360
                                                                                              ============= ============
Embedded derivatives within liability host
 contracts:
 Direct guaranteed minimum benefits............. Policyholder account balances                  $    1,324    $    2,237
 Assumed guaranteed minimum benefits............ Policyholder account balances                         454           741
 Fixed annuities with equity indexed returns.... Policyholder account balances                         511           192
                                                                                              ------------- ------------
   Embedded derivatives within liability host
     contracts..................................                                                $    2,289    $    3,170
                                                                                              ============= ============

   The following table presents changes in estimated fair value related to embedded derivatives:

                                          Three Months Ended    Nine Months Ended
                                             September 30,        September 30,
                                          ------------------  ---------------------
                                               2017      2016      2017       2016
                                          ---------  -------- ---------  ----------
                                                        (In millions)
Net derivative gains (losses) (1), (2)...  $    585   $  531   $  1,036   $  (3,486)
Policyholder benefits and claims.........  $    (21)  $  (14)  $    (22)  $      91

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $525 million and $445 million for the three months and nine months ended September 30, 2017, respectively, and ($78) million and $564 million for the three months and nine months ended September 30, 2016, respectively.

(2) See Note 12 for discussion of related party net derivative gains (losses).

7. Fair Value

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                               September 30, 2017
                                                           ----------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                           ------------------------------------------ Total Estimated
                                                             Level 1        Level 2        Level 3      Fair Value
                                                           ------------ --------------- ------------- ---------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
 U.S. corporate...........................................  $        --  $       20,256  $      1,581   $     21,837
 U.S. government and agency...............................        7,698           7,394            --         15,092
 RMBS.....................................................           22           6,676         1,150          7,848
 Foreign corporate........................................           --           5,537           957          6,494
 State and political subdivision..........................           --           4,028             9          4,037
 CMBS.....................................................           --           3,104           141          3,245
 ABS......................................................           --           1,605           112          1,717
 Foreign government.......................................           --           1,213            --          1,213
                                                           ------------ --------------- ------------- ---------------
   Total fixed maturity securities........................        7,720          49,813         3,950         61,483
                                                           ------------ --------------- ------------- ---------------
Equity securities.........................................           39              96           130            265
Short-term investments....................................          472             623             1          1,096
Commercial mortgage loans held by CSEs -- FVO.............           --             119            --            119
Derivative assets: (1)
 Interest rate............................................           --           1,236            --          1,236
 Foreign currency exchange rate...........................           --             189            --            189
 Credit...................................................           --              27            10             37
 Equity market............................................           --             803           200          1,003
                                                           ------------ --------------- ------------- ---------------
   Total derivative assets................................           --           2,255           210          2,465
                                                           ------------ --------------- ------------- ---------------
Embedded derivatives within asset host contracts (2)......           --              --           220            220
Separate account assets (3)...............................          415         108,422             6        108,843
                                                           ------------ --------------- ------------- ---------------
       Total assets.......................................  $     8,646  $      161,328  $      4,517   $    174,491
                                                           ============ =============== ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate............................................  $        --  $          814  $         --   $        814
 Foreign currency exchange rate...........................           --              72             1             73
 Credit...................................................           --              --            --             --
 Equity market............................................           11           1,623           615          2,249
                                                           ------------ --------------- ------------- ---------------
   Total derivative liabilities...........................           11           2,509           616          3,136
                                                           ------------ --------------- ------------- ---------------
Embedded derivatives within liability host contracts (2)..           --              --         2,289          2,289
Long-term debt of CSEs -- FVO.............................           --              14            --             14
                                                           ------------ --------------- ------------- ---------------
       Total liabilities..................................  $        11  $        2,523  $      2,905   $      5,439
                                                           ============ =============== ============= ===============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


                                                                                       December 31, 2016
                                                                  ------------------------------------------------------------
                                                                              Fair Value Hierarchy
                                                                  -------------------------------------------- Total Estimated
                                                                    Level 1        Level 2         Level 3       Fair Value
                                                                  ------------ --------------- --------------- ---------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
 U.S. corporate..................................................  $        --  $       20,221  $        1,444  $       21,665
 U.S. government and agency......................................        6,110           6,806              --          12,916
 RMBS............................................................           --           6,627           1,313           7,940
 Foreign corporate...............................................           --           5,257             866           6,123
 State and political subdivision.................................           --           3,841              17           3,858
 CMBS............................................................           --           3,529             167           3,696
 ABS.............................................................           --           2,383             215           2,598
 Foreign government..............................................           --           1,103              --           1,103
                                                                  ------------ --------------- --------------- ---------------
   Total fixed maturity securities...............................        6,110          49,767           4,022          59,899
                                                                  ------------ --------------- --------------- ---------------
Equity securities................................................           39             124             137             300
Short-term investments...........................................          702             568               2           1,272
Commercial mortgage loans held by CSEs -- FVO....................           --             136              --             136
Derivative assets: (1)
 Interest rate...................................................            9           2,142              --           2,151
 Foreign currency exchange rate..................................           --             348              --             348
 Credit..........................................................           --              20               8              28
 Equity market...................................................           37             860             179           1,076
                                                                  ------------ --------------- --------------- ---------------
   Total derivative assets.......................................           46           3,370             187           3,603
                                                                  ------------ --------------- --------------- ---------------
Embedded derivatives within asset host contracts (2).............           --              --             409             409
Separate account assets (3)......................................          720         104,616              10         105,346
                                                                  ------------ --------------- --------------- ---------------
       Total assets..............................................  $     7,617  $      158,581  $        4,767  $      170,965
                                                                  ============ =============== =============== ===============
Liabilities
Derivative liabilities: (1)
 Interest rate...................................................  $        --  $        1,690  $          611  $        2,301
 Foreign currency exchange rate..................................           --              14              --              14
 Equity market...................................................           --           1,038             530           1,568
                                                                  ------------ --------------- --------------- ---------------
   Total derivative liabilities..................................           --           2,742           1,141           3,883
                                                                  ------------ --------------- --------------- ---------------
Embedded derivatives within liability host contracts (2).........           --              --           3,170           3,170
Long-term debt of CSEs -- FVO....................................           --              23              --              23
                                                                  ------------ --------------- --------------- ---------------
       Total liabilities.........................................  $        --  $        2,765  $        4,311  $        7,076
                                                                  ============ =============== =============== ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets. At September 30, 2017 and December 31, 2016, debt and equity securities also included embedded derivatives of ($56) million and ($49) million, respectively.

(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at September 30, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the nine months ended September 30, 2017.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the    Valuation Approaches: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                     securities that are less liquid and
            . Privately-placed securities are          based on lower levels of trading
              valued using the additional key          activity than securities classified
              inputs:                                  in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that incorporate the credit quality
               and industry sector of the issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the    Valuation Approaches: Principally the
            market approach.                         market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . independent non-binding broker
              active                                   quotations
            . benchmark U.S. Treasury yield or       . quoted prices in markets that are not
              other yields                             active for identical or similar
            . the spread off the U.S. Treasury         securities that are less liquid and
              yield curve for the identical security   based on lower levels of trading
            . issuer ratings and issuer spreads;       activity than securities classified
              broker-dealer quotes                     in Level 2
            . comparable securities that are         . credit spreads
              actively traded
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the    Valuation Approaches: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark        securities that are less liquid and
              yields                                   based on lower levels of trading
            . expected prepayment speeds and volumes   activity than securities classified
            . current and forecasted loss severity;    in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the    Valuation Approaches: Principally the
            market approach.                         market and income approaches.
            Key Input:                               Key Inputs:
            . quoted prices in markets that are not  . credit ratings; issuance structures
              considered active                      . quoted prices in markets that are not
                                                       active for identical or similar
                                                       securities that are less liquid and
                                                       based on lower levels of trading
                                                       activity than securities classified
                                                       in Level 2
                                                     . independent non-binding broker
                                                       quotations
---------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------
            . Short-term investments are of a        . Short-term investments are of a
              similar nature and class to the fixed    similar nature and class to the fixed
              maturity and equity securities           maturity and equity securities
              described above; accordingly, the        described above; accordingly, the
              valuation approaches and observable      valuation approaches and unobservable
              inputs used in their valuation are       inputs used in their valuation are
              also similar to those described above.   also similar to those described above.
---------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
---------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the    . N/A
            market approach.
            Key Input:
            . quoted securitization market price of
              the obligations of the CSEs
              determined principally by independent
              pricing services using observable
              inputs
---------------------------------------------------------------------------------------------
Separate Account Assets (1)
---------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------
            Key Input:                               . N/A
            . quoted prices or reported net asset
              value ("NAV") provided by the fund
              managers
---------------------------------------------------------------------------------------------
 Other limited partnership interests
---------------------------------------------------------------------------------------------
            . N/A                                    Valued giving consideration to the
                                                     underlying holdings of the partnerships
                                                     and by applying a premium or discount,
                                                     if appropriate.
                                                     Key Inputs:
                                                     . liquidity; bid/ask spreads;
                                                       performance record of the fund manager
                                                     . other relevant variables that may
                                                       impact the exit value of the
                                                       particular partnership interest
---------------------------------------------------------------------------------------------

--------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Approaches and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Approaches and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis curves                    volatility
                                                                  (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding     inputs (1)
                                                  broker
                                                  quotations
-------------------------------------------------------------------------------
--------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)

 contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Approaches and Key Inputs:

     Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at September 30, 2017, there were no transfers between Levels 1 and 2. For assets and liabilities measured at estimated fair value and still held at December 31, 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)

   transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                       September 30, 2017             December 31, 2016            Impact of
                                                   ---------------------------   ---------------------------        Increase
                                Significant                                                                        in Input
                 Valuation      Unobservable                          Weighted                      Weighted      on Estimated
                Techniques         Inputs              Range         Average (1)     Range         Average (1)   Fair Value (2)
             ---------------- -----------------    -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.         . Matrix         . Offered                                            18   -    138      104      Increase
 corporate     pricing          quotes (4)
 and
 foreign
 corporate..                                         21   -    140      107
             . Market         . Quoted
               pricing          prices (4)           --   -    498      79         13   -    700      99       Increase
             . Consensus      . Offered
               pricing          quotes (4)           87   -    87       87         37   -    109      85       Increase
             --------------------------------------------------------------------------------------------------------------------
RMBS........ . Market         . Quoted
               pricing          prices (4)           48   -    107      95         38   -    111      91       Increase (5)
             --------------------------------------------------------------------------------------------------------------------
ABS......... . Market         . Quoted
               pricing          prices (4)           99   -    104      101        94   -    106      100      Increase (5)
             . Consensus      . Offered
               pricing          quotes (4)           99   -    100      99         98   -    100      99       Increase (5)
             --------------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present        . Repurchase
 rate.......   value            rates (7)
               techniques                            --   -    --                 (44)  -    18                Decrease (6)
             --------------------------------------------------------------------------------------------------------------------
Credit...... . Present        . Credit               97   -    98                  97   -    98                Decrease (8)
               value            spreads (8)
               techniques
             . Consensus      . Offered
               pricing          quotes (9)
             --------------------------------------------------------------------------------------------------------------------
Equity       . Present        . Volatility (10)      8%   -    30%                14%   -    32%               Increase (6)
 market.....   value
               techniques or
               option pricing
               models
                              . Correlation
                                (11)                10%   -    30%                40%   -    40%
             --------------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,      . Option         . Mortality
 assumed       pricing          rates:
 and ceded     techniques
 guaranteed
 minimum
 benefits...
                                Ages 0 - 40          0%   -   0.09%                0%   -   0.09%              Decrease (12)
                                Ages 41 - 60       0.04%  -   0.65%              0.04%  -   0.65%              Decrease (12)
                                Ages 61 - 115      0.26%  -   100%               0.26%  -   100%               Decrease (12)
                              . Lapse rates:
                                Durations
                                1 - 10             0.25%  -   100%               0.25%  -   100%               Decrease (13)
                                Durations
                                11 - 20              2%   -   100%                 2%   -   100%               Decrease (13)
                                Durations
                                21 - 116             2%   -   100%                 2%   -   100%               Decrease (13)
                              . Utilization
                                rates                0%   -    25%                 0%   -    25%               Increase (14) (15)
                              . Withdrawal
                                rates              0.25%  -    10%               0.25%  -    10%
                              . Long-term          17.40% -    25%               17.40% -    25%               Increase (16)
                                equity
                                volatilities
                              . Nonperformance     0.66%  -   1.59%              0.04%  -   0.57%              Decrease (17)
                                risk spread

--------

 (1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

 (2)The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (5)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (6)Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


 (7)Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (9)At September 30, 2017 and December 31, 2016, independent non-binding broker quotations were used in the determination of 1% and 3%, respectively, of the total net derivative estimated fair value.

 (10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (14)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                              ----------------------------------------------------------------------
                                                                  U.S.                      State and
                                                               Government    Structured     Political     Foreign
                                              Corporate (1)    and Agency    Securities    Subdivision   Government
                                              -------------    ----------    -----------   -----------   ----------
                                                                     (In millions)
Three Months Ended September 30, 2017
Balance, beginning of period.................   $    2,295       $    --     $    1,481      $    --       $    --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......            1            --             13           --            --
Total realized/unrealized gains (losses)
 included in AOCI............................           34            --              6           --            --
Purchases (7)................................           92            --            147           --            --
Sales (7)....................................          (56)           --           (230)          (1)           --
Issuances (7)................................           --            --             --           --            --
Settlements (7)..............................           --            --             --           --            --
Transfers into Level 3 (8)...................          191            --             --           10            --
Transfers out of Level 3 (8).................          (19)           --            (14)          --            --
                                              -------------    ----------   -----------    -----------   ----------
Balance, end of period.......................   $    2,538       $    --     $    1,403      $     9       $    --
                                              =============    ==========   ===========    ===========   ==========
Three Months Ended September 30, 2016
Balance, beginning of period.................   $    2,694       $    25     $    1,859      $     8       $     9
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......            8            --              8           --            --
Total realized/unrealized gains (losses)
 included in AOCI............................            2            --             14           --            --
Purchases (7)................................          111            --            112           --            --
Sales (7)....................................         (193)           --           (142)          --            --
Issuances (7)................................           --            --             --           --            --
Settlements (7)..............................           --            --             --           --            --
Transfers into Level 3 (8)...................           51            --             37           --            --
Transfers out of Level 3 (8).................         (271)           (3)           (77)          --            (9)
                                              -------------    ----------   -----------    -----------   ----------
Balance, end of period.......................   $    2,402       $    22     $    1,811      $     8       $    --
                                              =============    ==========   ===========    ===========   ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at
 September 30, 2017 (9)......................   $        1       $    --     $       10      $    --       $    --
                                              =============    ==========   ===========    ===========   ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2016 (9)....................................   $        1       $    --     $        8      $    --       $    --
                                              =============    ==========   ===========    ===========   ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              ----------------------------------------------------------------------
                                                                                                           Separate
                                                Equity     Short-term         Net         Net Embedded     Account
                                              Securities   Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                              ----------   -----------  ---------------  ---------------  ----------
                                                                        (In millions)
Three Months Ended September 30, 2017
Balance, beginning of period.................  $    134      $     91      $    (780)      $    (2,477)    $      6
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......        --            --              4               561           --
Total realized/unrealized gains (losses)
 included in AOCI............................        (1)           --             --                --           --
Purchases (7)................................        --            --             --                --            2
Sales (7)....................................        (3)           --             --                --           --
Issuances (7)................................        --            --             --                --           --
Settlements (7)..............................        --            --            370              (153)          --
Transfers into Level 3 (8)...................        --            --             --                --           --
Transfers out of Level 3 (8).................        --           (90)            --                --           (2)
                                              ----------   -----------  ---------------  ---------------  ----------
Balance, end of period.......................  $    130      $      1      $    (406)      $    (2,069)    $      6
                                              ==========   ===========  ===============  ===============  ==========
Three Months Ended September 30, 2016
Balance, beginning of period.................  $    173      $    111      $    (182)      $    (4,602)    $    142
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......         1            --           (113)              512           --
Total realized/unrealized gains (losses)
 included in AOCI............................         3            --              1                --           --
Purchases (7)................................        --           442             --                --           --
Sales (7)....................................        (9)           --             --                --         (129)
Issuances (7)................................        --            --             --                --           --
Settlements (7)..............................        --            --            (12)             (155)          --
Transfers into Level 3 (8)...................        --            --             --                --           --
Transfers out of Level 3 (8).................        (2)         (111)            --                --           (3)
                                              ----------   -----------  ---------------  ---------------  ----------
Balance, end of period.......................  $    166      $    442      $    (306)      $    (4,245)    $     10
                                              ==========   ===========  ===============  ===============  ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2017 (9)....................................  $     --      $     --      $       4       $       341     $     --
                                              ==========   ===========  ===============  ===============  ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2016 (9)....................................  $     --      $     --      $    (110)      $       503     $     --
                                              ==========   ===========  ===============  ===============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                              ----------------------------------------------------------------------
                                                                  U.S.                      State and
                                                               Government    Structured     Political     Foreign
                                              Corporate (1)    and Agency    Securities    Subdivision   Government
                                              -------------    ----------    -----------   -----------   ----------
                                                                     (In millions)
Nine Months Ended September 30, 2017
Balance, beginning of period.................   $    2,310       $    --     $    1,695      $    17       $    --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......           (2)           --             22           --            --
Total realized/unrealized gains (losses)
 included in AOCI............................          176            --             43           --            --
Purchases (7)................................          235            --            186           --            --
Sales (7)....................................         (230)           --           (460)          (1)           --
Issuances (7)................................           --            --             --           --            --
Settlements (7)..............................           --            --             --           --            --
Transfers into Level 3 (8)...................          180            --             --            3            --
Transfers out of Level 3 (8).................         (131)           --            (83)         (10)           --
                                              -------------    ----------   -----------    -----------   ----------
Balance, end of period.......................   $    2,538       $    --     $    1,403      $     9       $    --
                                              =============    ==========   ===========    ===========   ==========
Nine Months Ended September 30, 2016
Balance, beginning of period.................   $    2,410       $    --     $    1,996      $    13       $    27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......            1            --             21           --            --
Total realized/unrealized gains (losses)
 included in AOCI............................          179             3             (4)          --            --
Purchases (7)................................          293            --            505           --            --
Sales (7)....................................         (268)           --           (380)          --            --
Issuances (7)................................           --            --             --           --            --
Settlements (7)..............................           --            --             --           --            --
Transfers into Level 3 (8)...................          165            19             17           --            --
Transfers out of Level 3 (8).................         (378)           --           (344)          (5)          (27)
                                              -------------    ----------   -----------    -----------   ----------
Balance, end of period.......................   $    2,402       $    22     $    1,811      $     8       $    --
                                              =============    ==========   ===========    ===========   ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2017 (9)....................................   $        1       $    --     $       19      $    --       $    --
                                              =============    ==========   ===========    ===========   ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2016 (9)....................................   $        2       $    --     $       21      $    --       $    --
                                              =============    ==========   ===========    ===========   ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                              ----------------------------------------------------------------------
                                                                                                           Separate
                                                Equity     Short-term         Net         Net Embedded     Account
                                              Securities   Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                              ----------   -----------  ---------------  ---------------  ----------
                                                                        (In millions)
Nine Months Ended September 30, 2017
Balance, beginning of period.................  $    137      $      2      $    (954)      $    (2,761)    $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......        --            --            100             1,029           --
Total realized/unrealized gains (losses)
 included in AOCI............................         2            --             --                --           --
Purchases (7)................................         4             1              4                --            2
Sales (7)....................................       (13)           (1)            --                --           (3)
Issuances (7)................................        --            --             --                --           --
Settlements (7)..............................        --            --            444              (337)          --
Transfers into Level 3 (8)...................        --            --             --                --            1
Transfers out of Level 3 (8).................        --            (1)            --                --           (4)
                                              ----------   -----------  ---------------  ---------------  ----------
Balance, end of period.......................  $    130      $      1      $    (406)      $    (2,069)    $      6
                                              ==========   ===========  ===============  ===============  ==========
Nine Months Ended September 30, 2016
Balance, beginning of period.................  $     97      $     47      $    (232)      $      (442)    $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).......        --            --            (76)           (3,382)          --
Total realized/unrealized gains (losses)
 included in AOCI............................         3            --              9                --           --
Purchases (7)................................        --           442              7                --            1
Sales (7)....................................        (9)          (47)            --                --         (130)
Issuances (7)................................        --            --             --                --           --
Settlements (7)..............................        --            --            (14)             (421)          (1)
Transfers into Level 3 (8)...................       129            --             --                --           --
Transfers out of Level 3 (8).................       (54)           --             --                --           (6)
                                              ----------   -----------  ---------------  ---------------  ----------
Balance, end of period.......................  $    166      $    442      $    (306)      $    (4,245)    $     10
                                              ==========   ===========  ===============  ===============  ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2017 (9)....................................  $     --      $     --      $      98       $       862     $     --
                                              ==========   ===========  ===============  ===============  ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at September 30,
 2016 (9)....................................  $     --      $     --      $     (67)      $    (3,392)    $     --
                                              ==========   ===========  ===============  ===============  ==========

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                       September 30, 2017 December 31, 2016
                                                                       ------------------ -----------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..............................................       $         73      $         88
Difference between estimated fair value and unpaid principal balance..                 46                48
                                                                       ------------------ -----------------
 Carrying value at estimated fair value...............................       $        119      $        136
                                                                       ================== =================
Liabilities (1)
Contractual principal balance.........................................       $         13      $         22
Difference between estimated fair value and contractual principal
 balance..............................................................                  1                 1
                                                                       ------------------ -----------------
 Carrying value at estimated fair value...............................       $         14      $         23
                                                                       ================== =================

--------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             September 30, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                 ------------------------------------------
                                                                                                               Total
                                                     Carrying                                                Estimated
                                                      Value        Level 1        Level 2        Level 3     Fair Value
                                                   ------------- ------------ --------------- ------------- -------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $     10,209  $        --  $           --  $     10,451  $     10,451
Policy loans......................................  $      1,101  $        --  $          746  $        443  $      1,189
Real estate joint ventures........................  $          5  $        --  $           --  $         24  $         24
Other limited partnership interests...............  $         37  $        --  $           --  $         32  $         32
Loans to MetLife, Inc.............................  $         --  $        --  $           --  $         --  $         --
Premiums, reinsurance and other receivables.......  $      1,682  $        --  $          236  $      1,775  $      2,011
Liabilities
Policyholder account balances.....................  $     15,574  $        --  $           --  $     15,785  $     15,785
Long-term debt....................................  $         36  $        --  $           43  $         --  $         43
Other liabilities.................................  $      1,014  $        --  $          644  $        374  $      1,018
Separate account liabilities......................  $      1,180  $        --  $        1,180  $         --  $      1,180

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                 ------------------------------------------
                                                                                                               Total
                                                     Carrying                                                Estimated
                                                      Value        Level 1        Level 2        Level 3     Fair Value
                                                   ------------- ------------ --------------- ------------- -------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      9,154  $        --  $           --  $      9,298  $      9,298
Policy loans......................................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures........................  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests...............  $         44  $        --  $           --  $         42  $         42
Loans to MetLife, Inc.............................  $      1,100  $        --  $        1,090  $         --  $      1,090
Premiums, reinsurance and other receivables.......  $      2,363  $        --  $          834  $      1,981  $      2,815
Liabilities
Policyholder account balances.....................  $     16,043  $        --  $           --  $     17,259  $     17,259
Long-term debt....................................  $      1,881  $        --  $        2,117  $         --  $      2,117
Other liabilities.................................  $        256  $        --  $           90  $        166  $        256
Separate account liabilities......................  $      1,110  $        --  $        1,110  $         --  $      1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)

 approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

7. Fair Value (continued)


    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Debt

   On June 16, 2017, MetLife, Inc. forgave the Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital. See Note 9.

   On April 28, 2017, two surplus note obligations with MetLife, Inc. totaling $1.1 billion, which were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans outstanding from MetLife, Inc. See Notes 3 and 5.

   On April 28, 2017, BRCD entered into a financing arrangement with a pool of highly rated third party reinsurers and a total capacity of $10.0 billion. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At September 30, 2017, there were no drawdowns on such notes and there was $8.1 billion of funding available under this arrangement. See Note 3.

9. Equity

Capital Transactions

   The Company recorded a non-cash tax expense and corresponding capital contribution of $1.1 billion in the third quarter of 2017 related to a tax obligation triggered prior to the Separation. Our former parent, through our tax separation agreement (the "Tax Separation Agreement"), is responsible for this tax liability.

   In September 2017, the Company received a capital contribution of $100 million in cash from Brighthouse Holdings, LLC.

   In August 2017, the Company received a capital contribution of $400 million in cash from Brighthouse Holdings, LLC.

   In June 2017, the Company received a capital contribution of $600 million in cash from Brighthouse Holdings, LLC. Also in June 2017, MetLife, Inc. made a non-cash capital contribution of $750 million in the form of forgiveness of debt to the Company. See Note 8.

   In April 2017, the Contribution Transactions discussed in Note 3 included a net cash return of capital of $2.7 billion.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                    Three Months Ended September 30, 2017
                                                        ------------------------------------------------------------
                                                            Unrealized                           Foreign
                                                         Investment Gains    Unrealized Gains   Currency
                                                         (Losses), Net of      (Losses) on     Translation
                                                        Related Offsets (1)    Derivatives     Adjustments    Total
                                                        -------------------  ----------------  -----------  --------
                                                                                (In millions)
Balance, beginning of period...........................            $  1,675            $  217       $  (31) $  1,861
OCI before reclassifications...........................                (852)              (50)           9      (893)
Deferred income tax benefit (expense)..................                 305                17           (4)      318
                                                        -------------------  ----------------  -----------  --------
 AOCI before reclassifications, net of income tax......               1,128               184          (26)    1,286
                                                        -------------------  ----------------  -----------  --------
Amounts reclassified from AOCI.........................                 (23)               (1)          --       (24)
Deferred income tax benefit (expense)..................                   2                 1           --         3
                                                        -------------------  ----------------  -----------  --------
 Amounts reclassified from AOCI, net of income tax.....                 (21)               --           --       (21)
                                                        -------------------  ----------------  -----------  --------
Balance, end of period.................................            $  1,107            $  184       $  (26) $  1,265
                                                        ===================  ================  ===========  ========

                                                                    Three Months Ended September 30, 2016
                                                        ------------------------------------------------------------
                                                            Unrealized                           Foreign
                                                         Investment Gains    Unrealized Gains   Currency
                                                         (Losses), Net of      (Losses) on     Translation
                                                        Related Offsets (1)    Derivatives     Adjustments    Total
                                                        -------------------  ----------------  -----------  --------
                                                                                (In millions)
Balance, beginning of period...........................            $  2,540            $  288       $  (17) $  2,811
OCI before reclassifications...........................                (394)              (15)         (13)     (422)
Deferred income tax benefit (expense)..................                 145                 5            2       152
                                                        -------------------  ----------------  -----------  --------
 AOCI before reclassifications, net of income tax......               2,291               278          (28)    2,541
                                                        -------------------  ----------------  -----------  --------
Amounts reclassified from AOCI.........................                 (60)               (4)          --       (64)
Deferred income tax benefit (expense)..................                  21                 1           --        22
                                                        -------------------  ----------------  -----------  --------
 Amounts reclassified from AOCI, net of income tax.....                 (39)               (3)          --       (42)
                                                        -------------------  ----------------  -----------  --------
Balance, end of period.................................            $  2,252            $  275       $  (28) $  2,499
                                                        ===================  ================  ===========  ========

                                                                    Nine Months Ended September 30, 2017
                                                        ------------------------------------------------------------
                                                            Unrealized                           Foreign
                                                         Investment Gains    Unrealized Gains   Currency
                                                         (Losses), Net of      (Losses) on     Translation
                                                        Related Offsets (1)    Derivatives     Adjustments    Total
                                                        -------------------  ----------------  -----------  --------
                                                                                (In millions)
Balance, beginning of period...........................            $  1,019            $  258       $  (29) $  1,248
OCI before reclassifications...........................                 106              (101)           4         9
Deferred income tax benefit (expense)..................                 (52)               35           (1)      (18)
                                                        -------------------  ----------------  -----------  --------
 AOCI before reclassifications, net of income tax......               1,073               192          (26)    1,239
                                                        -------------------  ----------------  -----------  --------
Amounts reclassified from AOCI.........................                  65               (13)          --        52
Deferred income tax benefit (expense)..................                 (31)                5           --       (26)
                                                        -------------------  ----------------  -----------  --------
 Amounts reclassified from AOCI, net of income tax.....                  34                (8)          --        26
                                                        -------------------  ----------------  -----------  --------
Balance, end of period.................................            $  1,107            $  184       $  (26) $  1,265
                                                        ===================  ================  ===========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

9. Equity (continued)


                                                                   Nine Months Ended September 30, 2016
                                                        ----------------------------------------------------------
                                                            Unrealized                         Foreign
                                                         Investment Gains      Unrealized     Currency
                                                         (Losses), Net of    Gains (Losses)  Translation
                                                        Related Offsets (1)  on Derivatives  Adjustments    Total
                                                        -------------------  --------------  -----------  --------
                                                                               (In millions)
Balance, beginning of period...........................            $  1,379          $  241       $  (26) $  1,594
OCI before reclassifications...........................               1,369              74           (3)    1,440
Deferred income tax benefit (expense)..................                (479)            (26)           1      (504)
                                                        -------------------  --------------  -----------  --------
 AOCI before reclassifications, net of income tax......               2,269             289          (28)    2,530
                                                        -------------------  --------------  -----------  --------
Amounts reclassified from AOCI.........................                 (26)            (21)          --       (47)
Deferred income tax benefit (expense)..................                   9               7           --        16
                                                        -------------------  --------------  -----------  --------
 Amounts reclassified from AOCI, net of income tax.....                 (17)            (14)          --       (31)
                                                        -------------------  --------------  -----------  --------
Balance, end of period.................................            $  2,252          $  275       $  (28) $  2,499
                                                        ===================  ==============  ===========  ========

--------

(1) See Note 5 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                   Consolidated Statements of Operations
                                                                                     and Comprehensive Income (Loss)
 AOCI Components                                 Amounts Reclassified from AOCI                 Locations
---------------------------------------   ---------------------------------------  -------------------------------------
                                             Three Months         Nine Months
                                                 Ended               Ended
                                             September 30,       September 30,
                                          ------------------  -------------------
                                             2017      2016       2017      2016
                                          --------  --------  ---------  --------
                                                       (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses).............................. $     24  $     52  $     (22) $     18     Net investment gains (losses)
 Net unrealized investment gains
   (losses)..............................       (1)       --          1        --     Net investment income
 Net unrealized investment gains
   (losses)..............................       --         8        (44)        8     Net derivative gains (losses)
                                          --------  --------  ---------  --------
   Net unrealized investment gains
    (losses), before income tax..........       23        60        (65)       26
   Income tax (expense) benefit..........       (2)      (21)        31        (9)
                                          --------  --------  ---------  --------
   Net unrealized investment gains
    (losses), net of income tax..........       21        39        (34)       17
                                          --------  --------  ---------  --------
Unrealized gains (losses) on
  derivatives - cash flow hedges:
 Interest rate swaps.....................       --        --         --        12     Net derivative gains (losses)
 Interest rate swaps.....................       --         1          2         2     Net investment income
 Interest rate forwards..................       --         1         --         2     Net derivative gains (losses)
 Interest rate forwards..................        1        --          2         2     Net investment income
 Foreign currency swaps..................       --         2          9         3     Net derivative gains (losses)
                                          --------  --------  ---------  --------
   Gains (losses) on cash flow hedges,
    before income tax....................        1         4         13        21
   Income tax (expense) benefit..........       (1)       (1)        (5)       (7)
                                          --------  --------  ---------  --------
   Gains (losses) on cash flow hedges,
    net of income tax....................       --         3          8        14
                                          --------  --------  ---------  --------
Total reclassifications, net of income
 tax..................................... $     21  $     42  $     (26) $     31
                                          ========  ========  =========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)


10. Other Expenses

   Information on other expenses was as follows:

                                                                Three Months               Nine Months
                                                                    Ended                     Ended
                                                                September 30,             September 30,
                                                           ----------------------  --------------------------
                                                              2017        2016         2017          2016
                                                           ----------  ----------  ------------  ------------
                                                                              (In millions)
Compensation.............................................. $       77  $       67  $        195  $        292
Commissions...............................................        189         157           557           474
Volume-related costs......................................         31          79           146           192
Related party expenses on ceded and assumed reinsurance...         (3)         15             1            16
Capitalization of DAC.....................................        (57)        (69)         (185)         (252)
Interest expense on debt..................................         (1)         34            56           100
Premium taxes, licenses and fees..........................         15          13            45            44
Professional services.....................................         53          31           134            57
Rent and related expenses.................................          2           8             9            37
Other.....................................................        140          88           384           308
                                                           ----------  ----------  ------------  ------------
 Total other expenses..................................... $      446  $      423  $      1,342  $      1,268
                                                           ==========  ==========  ============  ============

Related Party Expenses

   Commissions and capitalization of DAC include the impact of related party reinsurance transactions. See Note 12 for a discussion of related party expenses included in the table above.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at September 30, 2017.

    Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of September 30, 2017, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

11. Contingencies, Commitments and Guarantees (continued)


    Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $284 million and $335 million at September 30, 2017 and December 31, 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.2 billion at September 30, 2017 and $1.3 billion at December 31, 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million, to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

11. Contingencies, Commitments and Guarantees (continued)

transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both September 30, 2017 and December 31, 2016, for indemnities, guarantees and commitments.

12. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the periods indicated:

                        Three Months Ended      Nine Months Ended
                          September 30,           September 30,
                      ---------------------  ----------------------
                         2017       2016        2017        2016
                      ---------  ----------  ----------  ----------
                                      (In millions)
           Income.... $     (11) $     (115) $     (121) $     (161)
           Expense... $     259  $       64  $      668  $      282

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                              September 30, 2017 December 31, 2016
                              ------------------ -----------------
                                         (In millions)
              Assets.........         $    2,805       $     4,288
              Liabilities....         $    2,655       $     5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by related parties. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with its affiliate New England Life Insurance Company ("NELICO") and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont, Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties as of September 30, 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

12. Related Party Transactions (continued)


   Information regarding the significant effects of related party reinsurance included on the interim condensed consolidated statements of operations and comprehensive income (loss) was as follows:

                                                                            Three Months Ended Nine Months Ended
                                                                             September 30,       September 30,
                                                                            -----------------  -----------------
                                                                              2017     2016      2017     2016
                                                                            -------   ------   -------  --------
                                                                                       (In millions)
Premiums
Reinsurance assumed........................................................ $     1   $  (20)  $    10  $     34
Reinsurance ceded..........................................................    (106)    (187)     (423)     (560)
                                                                            -------   ------   -------  --------
 Net premiums.............................................................. $  (105)  $ (207)  $  (413) $   (526)
                                                                            =======   ======   =======  ========
Universal life and investment-type product policy fees
Reinsurance assumed........................................................ $    32   $   36   $    82  $     93
Reinsurance ceded..........................................................       1      (14)      (17)      (45)
                                                                            -------   ------   -------  --------
 Net universal life and investment-type product policy fees................ $    33   $   22   $    65  $     48
                                                                            =======   ======   =======  ========
Other revenues
Reinsurance assumed........................................................ $    --   $    1   $    28  $      2
Reinsurance ceded..........................................................      --       (7)       39       309
                                                                            -------   ------   -------  --------
 Net other revenues........................................................ $    --   $   (6)  $    67  $    311
                                                                            =======   ======   =======  ========
Policyholder benefits and claims
Reinsurance assumed........................................................ $    32   $   10   $    67  $     68
Reinsurance ceded..........................................................     (89)    (201)     (317)     (538)
                                                                            -------   ------   -------  --------
 Net policyholder benefits and claims...................................... $   (57)  $ (191)  $  (250) $   (470)
                                                                            =======   ======   =======  ========
Interest credited to policyholder account balances
Reinsurance assumed........................................................ $    18   $   18   $    54  $     56
Reinsurance ceded..........................................................      (3)      (3)       (9)       (8)
                                                                            -------   ------   -------  --------
 Net interest credited to policyholder account balances.................... $    15   $   15   $    45  $     48
                                                                            =======   ======   =======  ========
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................ $     1   $    3   $    23  $      8
Reinsurance ceded..........................................................       5      (12)       19      (132)
                                                                            -------   ------   -------  --------
 Net amortization of deferred policy acquisition costs and value of
   business acquired....................................................... $     6   $   (9)  $    42  $   (124)
                                                                            =======   ======   =======  ========
Other expenses
Reinsurance assumed........................................................ $     8   $   --   $    19  $     16
Reinsurance ceded..........................................................      (1)       6         6       (17)
                                                                            -------   ------   -------  --------
 Net other expenses........................................................ $     7   $    6   $    25  $     (1)
                                                                            =======   ======   =======  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

12. Related Party Transactions (continued)


   Information regarding the significant effects of related party reinsurance included on the interim condensed consolidated balance sheets was as follows at:

                                                                   September 30, 2017  December 31, 2016
                                                                   ------------------  -----------------
                                                                    Assumed    Ceded   Assumed    Ceded
                                                                   --------  --------  -------- --------
                                                                               (In millions)
Assets
Premiums, reinsurance and other receivables....................... $     34  $  3,170  $     23 $  3,382
Deferred policy acquisition costs and value of business acquired..        8      (403)       71     (356)
                                                                   --------  --------  -------- --------
 Total assets..................................................... $     42  $  2,767  $     94 $  3,026
                                                                   ========  ========  ======== ========
Liabilities
Future policy benefits............................................ $    159  $     --  $    211 $     --
Policyholder account balances.....................................      454        --       741       --
Other policy-related balances.....................................    1,676        --     1,677       --
Other liabilities.................................................      (17)      383        11      578
                                                                   --------  --------  -------- --------
 Total liabilities................................................ $  2,272  $    383  $  2,640 $    578
                                                                   ========  ========  ======== ========

   The Company assumes risks from NELICO and a former affiliate related to guaranteed minimum benefit guarantees written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $454 million and $741 million at September 30, 2017 and December 31, 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $21 million and $159 million for the three months and nine months ended September 30, 2017, respectively, and $32 million and ($276) million for the three months and nine months ended September 30, 2016, respectively.

   The Company cedes risks to a former affiliate to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivative associated with the cession is included within premiums, reinsurance and other receivables and were $2 million and $171 million at September 30, 2017 and December 31, 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($1) million and ($126) million for the three months and nine months ended September 30, 2017, respectively, and ($6) million and $136 million for the three months and nine months ended September 30, 2016, respectively.

   In May 2017, the Company and Brighthouse NY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, MLIC recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse
NY. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $91 million and $89 million, net of income tax, for the three months and six months ended June 30, 2017, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

       Notes to the Interim Condensed Consolidated Financial Statements
                          (Unaudited) -- (continued)

12. Related Party Transactions (continued)


Financing Arrangements

   The Company had collateral financing arrangements with MetLife that were used to support reinsurance obligations arising under previously affiliated reinsurance agreements. The Company recognized interest expense for such arrangements of $0 and $55 million for the three months and nine months ended September 30, 2017, respectively, and $32 million and $94 million for the three months and nine months ended September 30, 2016, respectively. See Note 3 for subsequent information regarding the termination of these arrangements.

Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 5 for further discussion of the related party investment transactions.

Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $290 million and $722 million for the three months and nine months ended September 30, 2017, respectively, and $184 million and $668 million for the three months and nine months ended September 30, 2016, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the periods indicated:

                                 Three Months Ended   Nine Months Ended
                                    September 30,       September 30,
                                 ------------------- -------------------
                                   2017      2016      2017      2016
                                 --------- --------- --------- ---------
                                              (In millions)
       Fee income...............  $     56  $     52  $    167  $    151
       Commission expense.......  $    157  $    157  $    477  $    471

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                   September 30, 2017 December 31, 2016
                                   ------------------ -----------------
                                              (In millions)
         Fee income receivables...            $    18           $    19
         Secured demand notes.....            $    --           $    20

13. Subsequent Event

 Capital Transaction

      On October 26, 2017, the Company received a capital contribution of $200 million in cash from Brighthouse Holdings, LLC.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                             Page
                                                                                                        ---------
Report of Independent Registered Public Accounting Firm................................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015 and
  2014:
 Consolidated Balance Sheets...........................................................................     3
 Consolidated Statements of Operations.................................................................     4
 Consolidated Statements of Comprehensive Income (Loss)................................................     5
 Consolidated Statements of Stockholder's Equity.......................................................     6
 Consolidated Statements of Cash Flows.................................................................     7
 Notes to the Consolidated Financial Statements........................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..........     9
     Note 2 -- Segment Information.....................................................................    24
     Note 3 -- Organizational Changes..................................................................    29
     Note 4 -- Disposition.............................................................................    30
     Note 5 -- Insurance...............................................................................    30
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.....    35
     Note 7 -- Reinsurance.............................................................................    39
     Note 8 -- Investments.............................................................................    45
     Note 9 -- Derivatives.............................................................................    64
     Note 10 -- Fair Value.............................................................................    76
     Note 11 -- Goodwill...............................................................................    93
     Note 12 -- Debt...................................................................................    95
     Note 13 -- Equity.................................................................................    96
     Note 14 -- Other Expenses.........................................................................    100
     Note 15 -- Income Tax.............................................................................    101
     Note 16 -- Contingencies, Commitments and Guarantees..............................................    104
     Note 17 -- Related Party Transactions.............................................................    107
     Note 18 -- Subsequent Events......................................................................    109
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31, 2016,
  2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    111
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    112
 Schedule III -- Consolidated Supplementary Insurance Information......................................    117
 Schedule IV -- Consolidated Reinsurance...............................................................    119

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

   DELOITTE & TOUCHE LLP
   New York, New York
   March 28, 2017
   (September 14, 2017 as to the effects of the change in reporting entity described in Note 3 and as to Note 18)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)


                                                                                                       2016            2015
                                                                                                --------------  ---------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $57,289 and $59,852, respectively, includes $0 and $3,194, respectively, relating to variable
 interest entities)............................................................................  $      59,899   $       62,121
Equity securities available-for-sale, at estimated fair value (cost: $280 and $432,
 respectively, includes $0 and $48, respectively, relating to variable interest entities)......            300              457
Mortgage loans (net of valuation allowances of $40 and $36, respectively; includes $136 and
 $172, respectively, at estimated fair value, relating to variable interest entities)..........          9,290            7,404
Policy loans...................................................................................          1,093            1,266
Real estate and real estate joint ventures (includes $0 and $5, respectively, of real estate
 held-for-sale)................................................................................            215              628
Other limited partnership interests............................................................          1,639            1,846
Short-term investments, principally at estimated fair value (includes $344 and $35,
 respectively, relating to variable interest entities).........................................          1,272            1,796
Other invested assets, principally at estimated fair value (includes $0 and $50, respectively,
 relating to variable interest entities).......................................................          5,029            6,129
                                                                                                --------------  ---------------
  Total investments............................................................................         78,737           81,647
Cash and cash equivalents, principally at estimated fair value (includes $3,078 and $47,
 respectively, relating to variable interest entities).........................................          5,057            1,507
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities).....................................................................................            668              585
Premiums, reinsurance and other receivables....................................................         13,853           18,104
Deferred policy acquisition costs and value of business acquired...............................          6,339            5,777
Current income tax recoverable.................................................................            736              226
Goodwill.......................................................................................             --              381
Other assets, principally at estimated fair value..............................................            689              862
Separate account assets........................................................................        105,346          106,527
                                                                                                --------------  ---------------
    Total assets...............................................................................  $     211,425   $      215,616
                                                                                                ==============  ===============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.........................................................................  $      32,752   $       30,508
Policyholder account balances..................................................................         36,579           36,725
Other policy-related balances..................................................................          2,712            2,802
Payables for collateral under securities loaned and other transactions.........................          7,371           10,622
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)...................................................................          1,904            1,936
Deferred income tax liability..................................................................          2,451            3,935
Other liabilities (includes $1 and $1, respectively, relating to variable interest entities)...          5,445            3,925
Separate account liabilities...................................................................        105,346          106,527
                                                                                                --------------  ---------------
    Total liabilities..........................................................................        194,560          196,980
                                                                                                --------------  ---------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding...................................................................................             75               75
Additional paid-in capital.....................................................................         18,461           16,850
Retained earnings (deficit)....................................................................         (2,919)             117
Accumulated other comprehensive income (loss)..................................................          1,248            1,594
                                                                                                --------------  ---------------
    Total stockholder's equity.................................................................         16,865           18,636
                                                                                                --------------  ---------------
    Total liabilities and stockholder's equity.................................................  $     211,425   $      215,616
                                                                                                ==============  ===============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                   2016         2015         2014
                                                                               -----------  -----------  -----------
Revenues
Premiums......................................................................  $    1,180   $    1,637   $    1,451
Universal life and investment-type product policy fees........................       3,097        3,293        3,610
Net investment income.........................................................       3,111        3,001        2,984
Other revenues................................................................         709          433          520
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................         (19)         (23)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................          (3)          (8)          (8)
 Other net investment gains (losses)..........................................         (45)          36         (475)
                                                                               -----------  -----------  -----------
   Total net investment gains (losses)........................................         (67)           5         (489)
 Net derivative gains (losses)................................................      (5,770)        (497)         294
                                                                               -----------  -----------  -----------
     Total revenues...........................................................       2,260        7,872        8,370
                                                                               -----------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................       3,738        3,087        3,198
Interest credited to policyholder account balances............................       1,131        1,224        1,245
Goodwill impairment...........................................................         381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................        (225)         673        1,069
Other expenses................................................................       1,700        1,723        1,757
                                                                               -----------  -----------  -----------
     Total expenses...........................................................       6,725        6,707        7,302
                                                                               -----------  -----------  -----------
Income (loss) before provision for income tax.................................      (4,465)       1,165        1,068
Provision for income tax expense (benefit)....................................      (1,690)         247          261
                                                                               -----------  -----------  -----------
Net income (loss).............................................................  $   (2,775)  $      918   $      807
                                                                               ===========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                      2016           2015           2014
                                                                                 -------------  -------------  -------------
Net income (loss)...............................................................  $     (2,775)  $        918   $        807
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets...................          (535)        (1,681)         2,270
 Unrealized gains (losses) on derivatives.......................................            27             89            245
 Foreign currency translation adjustments.......................................            (3)           (29)           (50)
                                                                                 -------------  -------------  -------------
Other comprehensive income (loss), before income tax............................          (511)        (1,621)         2,465
Income tax (expense) benefit related to items of other comprehensive income
 (loss).........................................................................           165            593           (813)
                                                                                 -------------  -------------  -------------
Other comprehensive income (loss), net of income tax............................          (346)        (1,028)         1,652
                                                                                 -------------  -------------  -------------
Comprehensive income (loss).....................................................  $     (3,121)  $       (110)  $      2,459
                                                                                 =============  =============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                                 Accumulated
                                                                     Additional    Retained         Other         Total
                                                          Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                          Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                        ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013...........................  $     86   $     16,700   $    (469)    $       970   $     17,287
Redemption of common stock.............................       (11)          (895)       (484)                        (1,390)
Capital contributions from MetLife, Inc................                      933                                        933
Dividends paid to MetLife, Inc.........................                                 (155)                          (155)
Returns of capital.....................................                      (40)                                       (40)
Net income (loss)......................................                                  807                            807
Other comprehensive income (loss), net of income tax...                                                1,652          1,652
                                                        ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014...........................        75         16,698        (301)          2,622         19,094
Capital contributions from MetLife, Inc................                      202                                        202
Dividends paid to MetLife, Inc.........................                                 (500)                          (500)
Returns of capital.....................................                      (50)                                       (50)
Net income (loss)......................................                                  918                            918
Other comprehensive income (loss), net of income tax...                                               (1,028)        (1,028)
                                                        ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015...........................        75         16,850         117           1,594         18,636
Capital contributions from MetLife, Inc................                    1,637                                      1,637
Dividends paid to MetLife, Inc.........................                                 (261)                          (261)
Returns of capital.....................................                      (26)                                       (26)
Net income (loss)......................................                               (2,775)                        (2,775)
Other comprehensive income (loss), net of income tax...                                                 (346)          (346)
                                                        ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016...........................  $     75   $     18,461   $  (2,919)    $     1,248   $     16,865
                                                        =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,775)  $        918   $        807
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................            56             25             31
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (231)          (233)          (173)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            66             (5)           489
 (Gains) losses on derivatives, net.........................         6,998          1,321          1,255
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            110            (17)
 Interest credited to policyholder account balances.........         1,131          1,224          1,245
 Universal life and investment-type product policy fees.....        (3,097)        (3,293)        (3,610)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (35)            10            107
 Change in premiums, reinsurance and other receivables......            45           (403)          (879)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (555)           273            690
 Change in income tax.......................................        (1,830)           724            762
 Change in other assets.....................................         2,152          2,231          2,376
 Change in future policy benefits and other policy-related
  balances..................................................         2,404          2,283          1,103
 Change in other liabilities................................          (590)          (206)         1,562
 Other, net.................................................           (15)            13            (20)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         4,131          4,992          5,761
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        45,460         38,341         22,990
 Equity securities..........................................           224            308             98
 Mortgage loans.............................................         1,560          1,083          2,456
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (39,097)       (43,502)       (28,056)
 Equity securities..........................................           (58)          (273)           (89)
 Mortgage loans.............................................        (2,847)        (2,560)          (353)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            224            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (869)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             26            520
Receipts on loans to affiliates.............................            50             --             --
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           596           (343)         3,491
Net change in other invested assets.........................             7            (55)          (598)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      4,532   $     (7,097)  $       (512)
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016            2015            2014
                                                             --------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      10,040   $      20,269   $      18,947
 Withdrawals................................................        (12,292)        (21,078)        (21,853)
Net change in payables for collateral under securities
 loaned and other transactions..............................         (3,251)          3,121             704
Long-term debt issued.......................................             --             175              --
Long-term debt repaid.......................................            (26)           (235)         (1,379)
Financing element on certain derivative instruments and
 other derivative related transactions, net.................         (1,011)            (97)           (414)
Redemption of common stock..................................             --              --            (906)
Common stock redemption premium.............................             --              --            (484)
Dividends paid to MetLife, Inc..............................           (261)           (500)           (155)
Capital contributions from MetLife, Inc.....................          1,688             406             476
                                                             --------------  --------------  --------------
Net cash provided by (used in) financing activities.........         (5,113)          2,061          (5,064)
                                                             --------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................             --              (2)            (45)
                                                             --------------  --------------  --------------
Change in cash and cash equivalents.........................          3,550             (46)            140
Cash and cash equivalents, beginning of year................          1,507           1,553           1,413
                                                             --------------  --------------  --------------
Cash and cash equivalents, end of year......................  $       5,057   $       1,507   $       1,553
                                                             ==============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         130   $         137   $         171
                                                             ==============  ==============  ==============
 Income tax.................................................  $         150   $        (463)  $        (471)
                                                             ==============  ==============  ==============
Non-cash transactions:
 Returns of capital.........................................  $          26   $          50   $          40
                                                             ==============  ==============  ==============
 Capital contributions......................................  $          69   $         181   $         457
                                                             ==============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $       4,030   $          --   $          --
                                                             ==============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $         662   $          --   $          --
                                                             ==============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $          94   $          --   $          --
                                                             ==============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $         346   $          --   $         804
                                                             ==============  ==============  ==============
 Transfer of mortgage loans to affiliates...................  $          --   $          --   $          94
                                                             ==============  ==============  ==============
 Reduction of other invested assets in connection with
  affiliated reinsurance transactions.......................  $         676   $          --   $         863
                                                             ==============  ==============  ==============
 Transfer of policyholder account balances to affiliate.....  $          --   $          --   $         528
                                                             ==============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Insurance and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("Brighthouse NY") to Brighthouse Insurance (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

   In anticipation of the Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------
Accounting Policy                                                           Note
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Insurance..................................................................  5
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other
 Intangibles...............................................................  6
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reinsurance................................................................  7
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investments................................................................  8
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivatives................................................................  9
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fair Value.................................................................  10
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income Tax.................................................................  15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Litigation Contingencies...................................................  16
--------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

    . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $248 million and $266 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $142 million and $110 million at December 31, 2016 and 2015, respectively. Related amortization expense was $39 million, less than $1 million and $3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets ASU 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                    Operating Results
                                               -----------------------------------------------------------

                                                                                           Corporate
 Year Ended December 31, 2016                   Annuities        Life         Run-off       & Other        Total
---------------------------------------------  -----------    ----------    ----------    ----------    -----------
                                                                      (In millions)
 Pre-tax operating earnings...................  $    1,494     $       6     $    (249)    $      23     $    1,274
 Provision for income tax expense (benefit)...         441            --           (90)          (10)           341
                                               -----------    ----------    ----------    ----------    -----------
 Operating earnings...........................  $    1,053     $       6     $    (159)    $      33            933
                                               ===========    ==========    ==========    ==========
 Adjustments for:
 Net investment gains (losses)................                                                                  (67)
 Net derivative gains (losses)................                                                               (5,770)
 Other adjustments to net income..............                                                                   98
 Provision for income tax (expense) benefit...                                                                2,031
                                                                                                        -----------
 Net income (loss)............................                                                           $   (2,775)
                                                                                                        ===========

 Inter-segment revenues.......................  $      716     $    (722)    $     135     $      20
 Interest revenue.............................  $    1,446     $     351     $   1,411     $     197
 Interest expense.............................  $       --     $      --     $      60     $      67

                                                                                           Corporate
 At December 31, 2016                           Annuities        Life         Run-off       & Other        Total
---------------------------------------------  -----------    ----------    ----------    ----------    -----------
                                                                      (In millions)
 Total assets.................................  $  146,224     $  12,296     $  40,575     $  12,330     $  211,425
 Separate account assets......................  $  100,209     $   1,671     $   3,466     $      --     $  105,346
 Separate account liabilities.................  $  100,209     $   1,671     $   3,466     $      --     $  105,346

                                                                    Operating Results
                                               -----------------------------------------------------------

                                                                                           Corporate
 Year Ended December 31, 2015                   Annuities        Life         Run-off       & Other        Total
---------------------------------------------  -----------    ----------    ----------    ----------    -----------
                                                                      (In millions)
 Pre-tax operating earnings...................  $    1,339     $     (56)    $     713     $     (77)    $    1,919
 Provision for income tax expense (benefit)...         329           (21)          247           (43)           512
                                               -----------    ----------    ----------    ----------    -----------
 Operating earnings...........................  $    1,010     $     (35)    $     466     $     (34)         1,407
                                               ===========    ==========    ==========    ==========
 Adjustments for:
 Net investment gains (losses)................                                                                    5
 Net derivative gains (losses)................                                                                 (497)
 Other adjustments to net income..............                                                                 (262)
 Provision for income tax (expense) benefit...                                                                  265
                                                                                                        -----------
 Net income (loss)............................                                                           $      918
                                                                                                        ===========

 Inter-segment revenues.......................  $      595     $    (695)    $     118     $     215
 Interest revenue.............................  $    1,266     $     313     $   1,551     $      97
 Interest expense.............................  $       --     $      --     $      60     $      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                                    Corporate
 At December 31, 2015                            Annuities     Life      Run-off     & Other      Total
----------------------------------------------  ----------- ----------  ---------- ----------  -----------
                                                                       (In millions)
 Total assets..................................  $  142,646  $  13,242   $  44,176  $  15,552   $  215,616
 Separate account assets.......................  $  101,714  $   1,580   $   3,233  $      --   $  106,527
 Separate account liabilities..................  $  101,714  $   1,580   $   3,233  $      --   $  106,527

                                                                     Operating Results
                                                ----------------------------------------------------------

                                                                                    Corporate
 Year Ended December 31, 2014                    Annuities     Life      Run-off     & Other      Total
----------------------------------------------  ----------- ----------  ---------- ----------  -----------
                                                                       (In millions)
 Pre-tax operating earnings....................  $    1,182  $      (7)  $     824  $     (16)  $    1,983
 Provision for income tax expense (benefit)....         281         (4)        283        (21)         539
                                                ----------- ----------  ---------- ----------  -----------
 Operating earnings............................  $      901  $      (3)  $     541  $       5        1,444
                                                =========== ==========  ========== ==========
 Adjustments for:
 Net investment gains (losses).................                                                       (489)
 Net derivative gains (losses).................                                                        294
 Other adjustments to net income...............                                                       (720)
 Provision for income tax (expense) benefit....                                                        278
                                                                                               -----------
 Net income (loss).............................                                                 $      807
                                                                                               ===========

 Inter-segment revenues........................  $      849  $    (575)  $      23  $      36
 Interest revenue..............................  $    1,119  $     359   $   1,518  $      66
 Interest expense..............................  $       --  $       5   $      60  $      68

   Reconciliation of Company operating revenues to total revenues:

                                                                         Years Ended December 31,
                                                               -------------------------------------------
                                                                      2016           2015           2014
                                                               -------------  -------------  -------------
                                                                              (In millions)
Annuities.....................................................  $      4,423   $      4,665   $      4,790
Life..........................................................         1,036            881            897
Run-off.......................................................         2,313          2,366          2,319
                                                               -------------  -------------  -------------
 Total segment................................................         7,772          7,912          8,006
                                                               -------------  -------------  -------------
Corporate & Other.............................................           338            398            314
Net investment gains (losses).................................           (67)             5           (489)
Net derivative gains (losses).................................        (5,770)          (497)           294
Other adjustments.............................................           (13)            54            245
                                                               -------------  -------------  -------------
 Total........................................................  $      2,260   $      7,872   $      8,370
                                                               =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                          Years Ended December 31,
                                                                  -----------------------------------------
                                                                         2016          2015          2014
                                                                  ------------- ------------- -------------
                                                                                (In millions)
Annuity products.................................................  $      3,411  $      3,701  $      4,110
Life insurance products..........................................         1,552         1,529         1,466
Other products...................................................            23           133             5
                                                                  ------------- ------------- -------------
 Total...........................................................  $      4,986  $      5,363  $      5,581
                                                                  ============= ============= =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

3. Organizational Changes

Contribution Transactions

   On April 28, 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse NY to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   The effect of the Contribution Transactions on net income (loss) was an increase of $162 million, $79 million and $512 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The effect of the Contribution Transactions on OCI was an increase (decrease) of ($120) million, ($230) million and $206 million for years ended December 31, 2016, 2015 and 2014, respectively.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 18.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Note 18.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Note 18.

Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Organizational Changes (continued)


   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                          December 31,
                                                  -----------------------------
                                                       2016           2015
                                                  -------------- --------------
                                                          (In millions)
Annuities........................................  $      32,793  $      28,673
Life.............................................          6,932          7,309
Run-off..........................................         24,887         26,885
Corporate & Other................................          7,431          7,168
                                                  -------------- --------------
 Total...........................................  $      72,043  $      70,035
                                                  ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

-----------------------------------------------------------------------------------------------------------------------------
Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.
-----------------------------------------------------------------------------------------------------------------------------

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 42%, 39% and 35% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
-------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of annuitization
             the variable annuity contract, a              and recognizing the excess ratably over the accumulation
             minimum accumulation of purchase              period based on present value of total expected assessments.
             payments, even if the account value is
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the
                                                           contractholder.
-------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and expected
             partial withdrawals, even if the              assessments using assumptions consistent with those used
             account value is reduced to zero,             for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                                         Universal and
                                                                            Variable
                                            Annuity Contracts            Life Contracts
                                    --------------------------------  --------------------
                                                                           Secondary
                                         GMDBs            GMIBs            Guarantees           Total
                                    ---------------  ---------------  -------------------- ---------------
                                                                 (In millions)
Direct
Balance at January 1, 2014.........  $          409   $        1,231   $             1,784  $        3,424
Incurred guaranteed benefits (1)...             233              304                   590           1,127
Paid guaranteed benefits...........             (23)              --                    --             (23)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2014.......             619            1,535                 2,374           4,528
Incurred guaranteed benefits.......             248              337                   413             998
Paid guaranteed benefits...........             (36)              --                    --             (36)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2015.......             831            1,872                 2,787           5,490
Incurred guaranteed benefits.......             335              334                   753           1,422
Paid guaranteed benefits...........             (60)              --                    --             (60)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2016.......  $        1,106   $        2,206   $             3,540  $        6,852
                                    ===============  ===============  ==================== ===============
Net Ceded/(Assumed)
Balance at January 1, 2014.........  $         (200)  $         (130)  $               683  $          353
Incurred guaranteed benefits (1)...             177              104                   163             444
Paid guaranteed benefits...........               2               --                    --               2
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2014.......             (21)             (26)                  846             799
Incurred guaranteed benefits.......              20               (2)                  161             179
Paid guaranteed benefits...........             (33)              --                    --             (33)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2015.......             (34)             (28)                1,007             945
Incurred guaranteed benefits.......              44                9                    98             151
Paid guaranteed benefits...........             (55)              --                    --             (55)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2016.......  $          (45)  $          (19)  $             1,105  $        1,041
                                    ===============  ===============  ==================== ===============
Net
Balance at January 1, 2014.........  $          609   $        1,361   $             1,101  $        3,071
Incurred guaranteed benefits (1)...              56              200                   427             683
Paid guaranteed benefits...........             (25)              --                    --             (25)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2014.......             640            1,561                 1,528           3,729
Incurred guaranteed benefits.......             228              339                   252             819
Paid guaranteed benefits...........              (3)              --                    --              (3)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2015.......             865            1,900                 1,780           4,545
Incurred guaranteed benefits.......             291              325                   655           1,271
Paid guaranteed benefits...........              (5)              --                    --              (5)
                                    ---------------  ---------------  -------------------- ---------------
Balance at December 31, 2016.......  $        1,151   $        2,225   $             2,435  $        5,811
                                    ===============  ===============  ==================== ===============

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                          December 31,
                                            --------------------------------------------------------------------
                                                           2016                                 2015
                                            -------------------------------     --------------------------------
                                                 In the             At               In the              At
                                              Event of Death    Annuitization     Event of Death     Annuitization
                                            ----------------  ---------------   ----------------   ---------------
                                                                     (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)....................   $   106,590      $     61,340       $    108,625      $     62,645
Separate account value.....................   $   101,991      $     60,016       $    103,685      $     61,311
Net amount at risk.........................   $     6,763 (4)  $      3,116 (5)   $      8,296 (4)  $      2,241 (5)
Average attained age of contractholders....      67 years          67 years           66 years          66 years

                                                                                                  December 31,
                                                                                               ---------------------
                                                                                                 2016       2015
                                                                                               ---------  ---------
                                                                                               Secondary Guarantees
                                                                                               ---------------------
                                                                                               (Dollars in millions)
Universal and Variable Life Contracts
Total account value (3)....................................................................... $   7,176  $   6,919
Net amount at risk (6)........................................................................ $  90,973  $  90,940
Average attained age of policyholders.........................................................  60 years   59 years

--------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                                 December 31,
                                                               -----------------
                                                                 2016     2015
                                                               -------- --------
                                                                 (In millions)
Fund Groupings:
 Balanced..................................................... $ 52,170 $ 52,837
 Equity.......................................................   41,152   42,723
 Bond.........................................................    6,086    5,119
 Money Market.................................................      703      820
                                                               -------- --------
   Total...................................................... $100,111 $101,499
                                                               ======== ========

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                                                  December 31,
                                                                 ---------------
                                                                   2016     2015
                                                                 ------ --------
                                                                  (In millions)
FHLB of Pittsburgh..............................................    $44      $85
FHLB of Boston..................................................    $27      $36
FHLB of Des Moines..............................................    $ 4      $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                                 Liability                 Collateral
                          ----------------------- ------------------------------
                                               December 31,
                          ------------------------------------------------------
                             2016        2015            2016             2015
                          ---------- ------------ --------------- --------------
                                              (In millions)
FHLB of Pittsburgh (1)... $      500 $      1,570 $    3,765 (2)  $   1,789  (2)
FHLB of Boston (1)....... $       50 $        250 $      144 (2)  $     311  (2)
FHLB of Des Moines (1)... $       95 $         95 $      266 (2)  $     147  (2)

--------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                           Years Ended December 31,
                                              -------------------------------------------------
                                                    2016             2015             2014
                                              ---------------  ---------------  ---------------
                                                                (In millions)
Balance at December 31 of prior period.......  $        1,693   $        1,483   $        1,325
 Less: Reinsurance recoverables..............           1,545            1,400            1,235
                                              ---------------  ---------------  ---------------
Net balance at December 31 of prior period...             148               83               90
Cumulative adjustment (1)....................              68               --               --
                                              ---------------  ---------------  ---------------
Net balance at January 1,....................             216               83               90
Incurred related to:
 Current year................................             651              105                3
 Prior years (2).............................             (20)              --                2
                                              ---------------  ---------------  ---------------
   Total incurred............................             631              105                5
                                              ---------------  ---------------  ---------------
Paid related to:
 Current year................................            (626)             (30)              --
 Prior years.................................             (63)             (10)             (12)
                                              ---------------  ---------------  ---------------
   Total paid................................            (689)             (40)             (12)
                                              ---------------  ---------------  ---------------
Net balance at December 31,..................             158              148               83
 Add: Reinsurance recoverables...............           1,811            1,545            1,400
                                              ---------------  ---------------  ---------------
Balance at December 31,......................  $        1,969   $        1,693   $        1,483
                                              ===============  ===============  ===============

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $105.3 billion and $106.3 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

   Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                    -------------------------------------------
                                                                           2016           2015           2014
                                                                    -------------  -------------  -------------
                                                                                   (In millions)
DAC
Balance at January 1,..............................................  $      5,066   $      5,097   $      5,712
Capitalizations....................................................           330            399            376
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)...         1,371            163           (184)
 Other expenses....................................................        (1,076)          (690)          (745)
                                                                    -------------  -------------  -------------
   Total amortization..............................................           295           (527)          (929)
                                                                    -------------  -------------  -------------
Unrealized investment gains (losses)...............................           (24)            97            (64)
Other..............................................................            --             --              2
                                                                    -------------  -------------  -------------
Balance at December 31,............................................         5,667          5,066          5,097
                                                                    -------------  -------------  -------------
VOBA
Balance at January 1,..............................................           711            763            932
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)...             2            (19)            (1)
 Other expenses....................................................           (72)          (127)          (139)
                                                                    -------------  -------------  -------------
    Total amortization.............................................           (70)          (146)          (140)
                                                                    -------------  -------------  -------------
Unrealized investment gains (losses)...............................            31             94            (29)
                                                                    -------------  -------------  -------------
Balance at December 31,............................................           672            711            763
                                                                    -------------  -------------  -------------
Total DAC and VOBA
Balance at December 31,............................................  $      6,339   $      5,777   $      5,860
                                                                    =============  =============  =============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                                           December 31,
                                                                                    ---------------------------
                                                                                           2016          2015
                                                                                    ------------- -------------
                                                                                           (In millions)
Annuities..........................................................................  $      4,820  $      3,724
Life...............................................................................           787           969
Run-off............................................................................           584           974
Corporate & Other..................................................................           148           110
                                                                                    ------------- -------------
 Total.............................................................................  $      6,339  $      5,777
                                                                                    ============= =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                Years Ended December 31,
                                         -------------------------------------
                                               2016         2015         2014
                                         -----------  -----------  -----------
                                                     (In millions)
 DSI
 Balance at January 1,.................. $       515  $       566  $       669
 Capitalization.........................           3            3            5
 Amortization...........................         (83)         (72)         (80)
 Unrealized investment gains (losses)...          (3)          18          (28)
                                         -----------  -----------  -----------
 Balance at December 31,................ $       432  $       515  $       566
                                         ===========  ===========  ===========
 VODA and VOCRA
 Balance at January 1,.................. $       136  $       155  $       173
 Amortization...........................         (16)         (19)         (18)
                                         -----------  -----------  -----------
 Balance at December 31,................ $       120  $       136  $       155
                                         ===========  ===========  ===========
 Accumulated amortization............... $       140  $       124  $       105
                                         ===========  ===========  ===========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                       VOBA     VODA and VOCRA
                                                   ------------ --------------
                                                          (In millions)
  2017............................................ $        110 $          15
  2018............................................ $         94 $          14
  2019............................................ $         80 $          13
  2020............................................ $         60 $          12
  2021............................................ $         52 $          10

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by New England Life Insurance Company ("NELICO").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.5 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.6 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,226  $ 2,404  $ 2,359
Reinsurance assumed............................................................      81      296       95
Reinsurance ceded..............................................................  (1,127)  (1,063)  (1,003)
                                                                                -------  -------  -------
  Net premiums................................................................. $ 1,180  $ 1,637  $ 1,451
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,582  $ 3,722  $ 3,729
Reinsurance assumed............................................................     126      139      383
Reinsurance ceded..............................................................    (611)    (568)    (502)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 3,097  $ 3,293  $ 3,610
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   271  $   271  $   270
Reinsurance assumed............................................................      89        2       30
Reinsurance ceded..............................................................     349      160      220
                                                                                -------  -------  -------
  Net other revenues........................................................... $   709  $   433  $   520
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 6,101  $ 4,944  $ 4,924
Reinsurance assumed............................................................     127      302      254
Reinsurance ceded..............................................................  (2,490)  (2,159)  (1,980)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 3,738  $ 3,087  $ 3,198
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,067  $ 1,156  $ 1,180
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................     (11)     (10)     (11)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $ 1,131  $ 1,224  $ 1,245
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (182) $   727  $ 1,018
Reinsurance assumed............................................................     148        8       99
Reinsurance ceded..............................................................    (191)     (62)     (48)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (225) $   673  $ 1,069
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,700  $ 1,723  $ 1,797
Reinsurance assumed............................................................      36       47        3
Reinsurance ceded..............................................................     (36)     (47)     (43)
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,700  $ 1,723  $ 1,757
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                             December 31,
                                      -------------------------------------------------------------------------------------------
                                                          2016                                          2015
                                      --------------------------------------------- ---------------------------------------------
                                                                           Total                                         Total
                                                                          Balance                                       Balance
                                        Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded       Sheet
                                      ----------- ---------- ---------  ----------- ----------- ---------- ---------  -----------
                                                                             (In millions)
Assets
Premiums, reinsurance and other
 receivables.........................   $   1,161   $     23  $ 12,669    $  13,853   $     765   $    161  $ 17,178    $  18,104
Deferred policy acquisition costs
 and value of business acquired......       6,638         71      (370)       6,339       6,013        218      (454)       5,777
                                      ----------- ---------- ---------  ----------- ----------- ---------- ---------  -----------
 Total assets........................   $   7,799   $     94  $ 12,299    $  20,192   $   6,778   $    379  $ 16,724    $  23,881
                                      =========== ========== =========  =========== =========== ========== =========  ===========
Liabilities
Future policy benefits...............   $  32,520   $    232  $     --    $  32,752   $  29,214   $  1,294  $     --    $  30,508
Policyholder account balances........      35,838        741        --       36,579      36,013        712        --       36,725
Other policy-related balances........       1,035      1,677        --        2,712         999      1,804        (1)       2,802
Other liabilities....................       4,525         13       907        5,445       2,620         87     1,218        3,925
                                      ----------- ---------- ---------  ----------- ----------- ---------- ---------  -----------
 Total liabilities...................   $  73,918   $  2,663  $    907    $  77,488   $  68,846   $  3,897  $  1,217    $  73,960
                                      =========== ========== =========  =========== =========== ========== =========  ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.5 billion and $6.6 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by certain affiliates companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont, Delaware American Life Insurance Company and American Life Insurance Company, all of which are related parties.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                                         Years Ended December 31,
                                                                                         -----------------------
                                                                                          2016     2015    2014
                                                                                         -----    -----   -----
                                                                                            (In millions)
Premiums
Reinsurance assumed..................................................................... $  35    $ 227   $  56
Reinsurance ceded.......................................................................  (766)    (687)   (652)
                                                                                         -----    -----   -----
 Net premiums........................................................................... $(731)   $(460)  $(596)
                                                                                         =====    =====   =====
Universal life and investment-type product policy fees
Reinsurance assumed..................................................................... $ 126    $ 139   $ 276
Reinsurance ceded.......................................................................   (60)     (58)    (47)
                                                                                         -----    -----   -----
 Net universal life and investment-type product policy fees............................. $  66    $  81   $ 229
                                                                                         =====    =====   =====
Other revenues
Reinsurance assumed..................................................................... $  59    $   2   $  30
Reinsurance ceded.......................................................................   348      160     220
                                                                                         -----    -----   -----
 Net other revenues..................................................................... $ 407    $ 162   $ 250
                                                                                         =====    =====   =====
Policyholder benefits and claims
Reinsurance assumed..................................................................... $  90    $ 252   $ 220
Reinsurance ceded.......................................................................  (737)    (656)   (622)
                                                                                         -----    -----   -----
 Net policyholder benefits and claims................................................... $(647)   $(404)  $(402)
                                                                                         =====    =====   =====
Interest credited to policyholder account balances
Reinsurance assumed..................................................................... $  75    $  78   $  76
Reinsurance ceded.......................................................................   (11)     (10)    (11)
                                                                                         -----    -----   -----
 Net interest credited to policyholder account balances................................. $  64    $  68   $  65
                                                                                         =====    =====   =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed..................................................................... $  49    $  24   $  90
Reinsurance ceded.......................................................................  (175)     (59)    (42)
                                                                                         -----    -----   -----
 Net amortization of deferred policy acquisition costs and value of business acquired... $(126)   $ (35)  $  48
                                                                                         =====    =====   =====
Other expenses
Reinsurance assumed..................................................................... $  19    $  41   $  (2)
Reinsurance ceded.......................................................................   (21)     (31)    (23)
                                                                                         -----    -----   -----
 Net other expenses..................................................................... $  (2)   $  10   $ (25)
                                                                                         =====    =====   =====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)

   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                            ------------------------------
                                                                                 2016            2015
                                                                            --------------  --------------
                                                                            Assumed  Ceded  Assumed  Ceded
                                                                            ------- ------  ------- ------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables................................  $   23 $3,382   $  128 $8,452
Deferred policy acquisition costs and value of business acquired...........      71   (356)     120   (439)
                                                                            ------- ------  ------- ------
 Total assets..............................................................  $   94 $3,026   $  248 $8,013
                                                                            ======= ======  ======= ======
Liabilities
Future policy benefits.....................................................  $  211 $   --   $  630 $   --
Policyholder account balances..............................................     741     --      712     --
Other policy-related balances..............................................   1,677     --    1,785     (1)
Other liabilities..........................................................      11    578       28    876
                                                                            ------- ------  ------- ------
 Total liabilities.........................................................  $2,640 $  578   $3,155 $  875
                                                                            ======= ======  ======= ======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $741 million and $712 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($21) million, ($47) million and ($453) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $171 million and $126 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were $46 million, $54 million, and $42 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.6 billion and $7.5 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.4 billion and $6.4 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                             December 31, 2016                                 December 31, 2015
                             ------------------------------------------------- --------------------------------------------------
                                             Gross Unrealized                                   Gross Unrealized
                              Cost or   --------------------------   Estimated  Cost or   ---------------------------   Estimated
                              Amortized           Temporary  OTTI      Fair     Amortized           Temporary  OTTI       Fair
                                Cost      Gains    Losses   Losses    Value       Cost      Gains    Losses    Losses    Value
                             ---------- -------- ---------- ------  ---------- ---------- -------- ---------- -------  ----------
                                                                        (In millions)
Fixed maturity securities:
U.S. corporate..............   $ 20,663  $ 1,287      $ 285  $  --    $ 21,665   $ 19,930  $ 1,077    $   532    $ --    $ 20,475
U.S. government and agency..     11,872    1,281        237     --      12,916     13,145    1,362         66      --      14,441
RMBS........................      7,876      203        139     --       7,940      9,803      219        127      22       9,873
Foreign corporate...........      6,071      220        168     --       6,123      5,536      165        217       1       5,483
State and political
 subdivision................      3,520      376         38     --       3,858      3,184      387         24       1       3,546
CMBS (1)....................      3,687       40         32     (1)      3,696      3,286       28         34      (1)      3,281
ABS.........................      2,600       11         13     --       2,598      4,303       19         59      --       4,263
Foreign government..........      1,000      114         11     --       1,103        665      105         11      --         759
                             ---------- -------- ---------- ------  ---------- ---------- -------- ---------- -------  ----------
 Total fixed
   maturity securities......   $ 57,289  $ 3,532      $ 923  $  (1)   $ 59,899   $ 59,852  $ 3,362    $ 1,070    $ 23    $ 62,121
                             ========== ======== ========== ======  ========== ========== ======== ========== =======  ==========
Equity securities:
Non-redeemable preferred
 stock......................   $    180  $     6      $   9  $  --    $    177   $    265  $    15    $     9    $ --    $    272
Common stock................        100       23         --     --         123        167       23          5      --         185
                             ---------- -------- ---------- ------  ---------- ---------- -------- ---------- -------  ----------
 Total equity securities....   $    280  $    29      $   9  $  --    $    300   $    432  $    38    $    14    $ --    $    457
                             ========== ======== ========== ======  ========== ========== ======== ========== =======  ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                      Due After Five
                                       Due After One      Years                                  Total Fixed
                         Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                         Year or Less   Five Years        Years          Years      Securities   Securities
                        ------------- -------------- --------------- -------------- ----------- ------------
                                                           (In millions)
Amortized cost.........       $ 1,824        $ 9,020         $ 9,814       $ 22,468    $ 14,163     $ 57,289
Estimated fair value...       $ 1,829        $ 9,408         $ 9,931       $ 24,497    $ 14,234     $ 59,899

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  -------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than
                       Less than 12 Months          12 Months           Less than 12 Months           12 Months
                     ----------------------- -----------------------  ------------------------ ------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated     Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair      Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value       Losses
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   4,632   $    187    $     699    $     98    $    6,365   $     383   $     832   $      149
U.S. government and
 agency.............       4,396        237           --          --         4,256          66          --           --
RMBS................       3,457        107          818          32         5,172         105         520           44
Foreign corporate...       1,443         64          573         104         1,896         107         680          111
State and political
 subdivision........         887         35           29           3           624          22          43            3
CMBS................       1,553         26          171           5         1,864          30          97            3
ABS.................         450          5          461           8         2,651          42         547           17
Foreign government..         242         10            6           1           133          10           6            1
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
 Total fixed
   maturity
   securities.......   $  17,060   $    671    $   2,757    $    251    $   22,961   $     765   $   2,725   $      328
                     =========== =========== ===========  =========== ============ =========== =========== ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       24   $       1   $      40   $        8
Common stock........          --         --           --          --             7           5           1           --
                     ----------- ----------- -----------  ----------- ------------ ----------- ----------- ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41   $        8
                     =========== =========== ===========  =========== ============ =========== =========== ============
Total number of
 securities in
 an unrealized loss
 position...........       1,711                     475                     2,224                     452
                     ===========             ===========              ============             ===========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $171 million during the year ended December 31, 2016 to $922 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      At December 31, 2016, $57 million of the total $922 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                       December 31,
                                                  -----------------------------------------------------
                                                             2016                       2015
                                                  -------------------------  --------------------------
                                                     Carrying       % of        Carrying       % of
                                                      Value         Total        Value         Total
                                                  -------------  ----------  -------------  -----------
                                                                  (Dollars in millions)
Mortgage loans
 Commercial......................................  $      6,497        69.9%  $      5,452         73.7%
 Agricultural....................................         1,830        19.7          1,481         20.0
 Residential.....................................           867         9.3            335          4.5
                                                  -------------  ----------  -------------  -----------
   Subtotal......................................         9,194        98.9          7,268         98.2
 Valuation allowances............................           (40)       (0.4)           (36)        (0.5)
                                                  -------------  ----------  -------------  -----------
   Subtotal mortgage loans, net..................         9,154        98.5          7,232         97.7
 Commercial mortgage loans held by CSEs -- FVO...           136         1.5            172          2.3
                                                  -------------  ----------  -------------  -----------
      Total mortgage loans, net..................  $      9,290       100.0%  $      7,404        100.0%
                                                  =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.4 billion, $2.0 billion and $370 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $1.0 billion and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........   $    --    $    --     $     --    $    --    $    --    $   6,497      $     32    $    --    $     --
Agricultural......         4          3           --         --         --        1,827             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............   $     4    $     3     $     --    $     1    $     1    $   9,190      $     40    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........   $    --    $    --     $     --    $    --    $    --    $   5,452      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,478             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............   $     4    $     3     $     --    $    --    $    --    $   7,265      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                                                          Commercial    Agricultural   Residential     Total
                                                                        ------------  -------------- ------------- ---------
                                                                                            (In millions)
Balance at January 1, 2014.............................................         $ 31             $ 4           $--      $ 35
Provision (release)....................................................          (10)             --            --       (10)
                                                                        ------------  -------------- ------------- ---------
Balance at December 31, 2014...........................................           21               4            --        25
Provision (release)....................................................            7               1             3        11
                                                                        ------------  -------------- ------------- ---------
Balance at December 31, 2015...........................................           28               5             3        36
Provision (release)....................................................            4              --            --         4
                                                                        ------------  -------------- ------------- ---------
Balance at December 31, 2016...........................................         $ 32             $ 5           $ 3      $ 40
                                                                        ============  ============== ============= =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------ --------     % of      Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                      ---------- --------------- --------- -------- ---------  ----------- ---------
                                                   (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........    $ 5,718           $ 230     $ 167  $ 6,115      94.1%     $ 6,197      94.3%
65% to 75%...........        291              --        19      310       4.8          303       4.6
76% to 80%...........         34              --        --       34       0.5           33       0.5
Greater than 80%.....         24              14        --       38       0.6           37       0.6
                      ---------- --------------- --------- -------- ---------  ----------- ---------
  Total..............    $ 6,067           $ 244     $ 186  $ 6,497     100.0%     $ 6,570     100.0%
                      ========== =============== ========= ======== =========  =========== =========
December 31, 2015
Loan-to-value ratios
Less than 65%........    $ 4,771           $ 153     $ 105  $ 5,029      92.2%     $ 5,250      92.7%
65% to 75%...........        330              --        10      340       6.2          332       5.9
76% to 80%...........         --              --        --       --        --           --        --
Greater than 80%.....         44              25        14       83       1.6           80       1.4
                      ---------- --------------- --------- -------- ---------  ----------- ---------
  Total..............    $ 5,145           $ 178     $ 129  $ 5,452     100.0%     $ 5,662     100.0%
                      ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                                             December 31,
                                             --------------------------------------------
                                                      2016                   2015
                                             ----------------------  --------------------
                                               Recorded     % of      Recorded    % of
                                               Investment   Total    Investment   Total
                                             ------------ ---------  ---------- ---------
                                                         (Dollars in millions)
Loan-to-value ratios
Less than 65%...............................      $ 1,789      97.8%    $ 1,386      93.6%
65% to 75%..................................           41       2.2          95       6.4
                                             ------------ ---------  ---------- ---------
 Total......................................      $ 1,830     100.0%    $ 1,481     100.0%
                                             ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.9 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                $ 856       98.7%                $ 331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                $ 867      100.0%                $ 335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                     December 31,
                                                                ----------------------
                                                                   2016        2015
                                                                ----------  ----------
                                                                     (In millions)
Rental receivables, net........................................  $      87   $      90
Estimated residual values......................................         14          14
                                                                ----------  ----------
  Subtotal.....................................................        101         104
Unearned income................................................        (32)        (33)
                                                                ----------  ----------
    Investment in leveraged leases, net of non-recourse debt...  $      69   $      71
                                                                ==========  ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $4.7 billion and $1.2 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                               Years Ended December 31,
                                                                                             ----------------------------
                                                                                               2016      2015      2014
                                                                                             --------  --------  --------
                                                                                                     (In millions)
Fixed maturity securities...................................................................  $ 2,600   $ 2,283   $ 4,729
Fixed maturity securities with noncredit OTTI losses included in AOCI.......................        1       (23)      (38)
                                                                                             --------  --------  --------
 Total fixed maturity securities............................................................    2,601     2,260     4,691
Equity securities...........................................................................       32        54        69
Derivatives.................................................................................      397       370       281
Short-term investments......................................................................      (42)       --        --
Other.......................................................................................       59        79        10
                                                                                             --------  --------  --------
 Subtotal...................................................................................    3,047     2,763     5,051
                                                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................................................     (922)     (126)     (613)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI............................       (2)       (1)       (2)
DAC, VOBA and DSI...........................................................................     (193)     (198)     (406)
                                                                                             --------  --------  --------
 Subtotal...................................................................................   (1,117)     (325)   (1,021)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI...       --         9        14
Deferred income tax benefit (expense).......................................................     (653)     (827)   (1,416)
                                                                                             --------  --------  --------
     Net unrealized investment gains (losses)...............................................  $ 1,277   $ 1,620   $ 2,628
                                                                                             ========  ========  ========

   The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                                                  Years Ended December 31,
                                                                                                  -----------------------
                                                                                                   2016             2015
                                                                                                  ------           ------
                                                                                                       (In millions)
Balance at January 1,............................................................................  $ (23)           $ (38)
Noncredit OTTI losses and subsequent changes recognized..........................................      3                8
Securities sold with previous noncredit OTTI loss................................................     18               19
Subsequent changes in estimated fair value.......................................................      3              (12)
                                                                                                 -------           -------
Balance at December 31,..........................................................................  $   1            $ (23)
                                                                                                 =======           =======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                                   Years Ended December 31,
                                                                                             -----------------------------------
                                                                                                 2016         2015        2014
                                                                                             -----------  -----------  ---------
                                                                                                        (In millions)
Balance at January 1,.......................................................................  $    1,620   $    2,628   $    930
Fixed maturity securities on which noncredit OTTI losses have been recognized...............          24           15         15
Unrealized investment gains (losses) during the year........................................         260       (2,303)     3,234
Unrealized investment gains (losses) relating to:
 Future policy benefits.....................................................................        (796)         487       (613)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI...........................          (1)           1         (2)
 DAC, VOBA and DSI..........................................................................           5          208       (119)
 Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI..          (9)          (5)        (4)
 Deferred income tax benefit (expense)......................................................         174          589       (813)
                                                                                             -----------  -----------  ---------
Balance at December 31,.....................................................................  $    1,277   $    1,620   $  2,628
                                                                                             ===========  ===========  =========
   Change in net unrealized investment gains (losses).......................................  $     (343)  $   (1,008)  $  1,698
                                                                                             ===========  ===========  =========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                                                                December 31,
                                                                                                           ----------------------
                                                                                                                2016        2015
                                                                                                           ---------- -----------
                                                                                                               (In millions)
Securities on loan: (1)
 Amortized cost........................................................................................... $    5,895  $    8,047
 Estimated fair value..................................................................................... $    6,555  $    8,830
Cash collateral on deposit from counterparties (2)........................................................ $    6,642  $    8,981
Security collateral on deposit from counterparties (3).................................................... $       27  $       23
Reinvestment portfolio -- estimated fair value............................................................ $    6,571  $    8,938

--------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2016                      December 31, 2015
                                                    ------------------------------------   ------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    ---------------------------            ---------------------------
                                                                 1 Month  1 to 6                        1 Month 1 to 6
                                                     Open (1)   or Less  Months     Total   Open (1)   or Less   Months    Total
                                                    ---------   -------- -------- -------- ---------   -------- -------- --------
                                                                                  (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................   $ 2,129    $ 1,906  $ 1,743  $ 5,778   $ 2,631    $ 3,140  $ 1,338  $ 7,109
U.S. corporate.....................................        --        480       --      480         9        302       --      311
Agency RMBS........................................        --         --      274      274        --        939      579    1,518
Foreign corporate..................................        --         58       --       58        --         --       --       --
Foreign government.................................        --         52       --       52         1         42       --       43
                                                    ---------   -------- -------- -------- ---------   -------- -------- --------
  Total............................................   $ 2,129    $ 2,496  $ 2,017  $ 6,642   $ 2,641    $ 4,423  $ 1,917  $ 8,981
                                                    =========   ======== ======== ======== =========   ======== ======== ========

--------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                  December 31,
                                                                               -------------------
                                                                                   2016      2015
                                                                               --------- ---------
                                                                                  (In millions)
Invested assets on deposit (regulatory deposits)..............................  $  7,644  $  7,247
Invested assets held in trust (reinsurance agreements) (1)....................     9,054     8,083
Invested assets pledged as collateral (2).....................................     3,548     2,801
                                                                               --------- ---------
 Total invested assets on deposit, held in trust, and pledged as collateral...  $ 20,246  $ 18,131
                                                                               ========= =========

--------

(1) The Company has held in trust certain investments in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                                   December 31,
                                                               ---------------------
                                                                 2016        2015
                                                               ---------   ---------
                                                                    (In millions)
Outstanding principal and interest balance (1).................. $ 1,458     $ 1,219
Carrying value (2).............................................. $ 1,113     $   907

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            Years Ended December 31,
                                                            ------------------------
                                                               2016          2015
                                                            ---------      ---------
                                                                 (In millions)
 Contractually required payments (including interest)......   $   558        $   797
 Cash flows expected to be collected (1)...................   $   483        $   709
 Fair value of investments acquired........................   $   341        $   520

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:


                                                             Years Ended December 31,
                                                             ------------------------
                                                                2016          2015
                                                             -----------   ----------
                                                                     (In millions)
Accretable yield, January 1,..............................     $     400    $     244
Investments purchased.....................................           142          189
Accretion recognized in earnings..........................           (66)         (47)
Disposals.................................................            (8)          (8)
Reclassification (to) from nonaccretable difference.......           (49)          22
                                                               -----------  ----------
Accretable yield, December 31,............................      $    419    $     400
                                                               ===========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                         December 31,
                                                  ---------------------------
                                                      2016          2015
                                                  ------------- -------------
                                                         (In millions)
   MRSC (collateral financing arrangement) (1)...  $      3,422  $      3,374
   CSEs: (2)
   Assets:
    Mortgage loans (commercial mortgage loans)...           136           172
    Accrued investment income....................             1             1
                                                  ------------- -------------
      Total assets...............................  $        137  $        173
                                                  ============= =============
   Liabilities:
    Long-term debt...............................  $         23  $         48
    Other liabilities............................             1             1
                                                  ------------- -------------
      Total liabilities..........................  $         24  $         49
                                                  ============= =============

--------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) See Note 3 for additional information on MRSC collateral financing arrangement.

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                          December 31,
                                       ---------------------------------------------------
                                                 2016                      2015
                                       ------------------------- -------------------------
                                                      Maximum                   Maximum
                                         Carrying    Exposure      Carrying    Exposure
                                          Amount    to Loss (1)     Amount    to Loss (1)
                                       ------------ ------------ ------------ ------------
                                                          (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)............  $    12,809  $    12,809  $    16,454  $    16,454
 U.S. and foreign corporate...........          536          536          625          625
Other limited partnership interests...        1,491        2,287        1,367        1,646
Real estate joint ventures............           17           22           35           38
Other investments (3).................           60           66           58           62
                                       ------------ ------------ ------------ ------------
   Total..............................  $    14,913  $    15,720  $    18,539  $    18,825
                                       ============ ============ ============ ============

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                     Years Ended December 31,
                                                             -----------------------------------------
                                                                 2016          2015          2014
                                                             ------------- ------------- -------------
                                                                           (In millions)
Investment income:
 Fixed maturity securities..................................  $      2,567  $      2,398  $      2,269
 Equity securities..........................................            19            19            17
 Mortgage loans.............................................           393           367           344
 Policy loans...............................................            54            54            59
 Real estate and real estate joint ventures.................            32           108            80
 Other limited partnership interests........................           163           134           266
 Cash, cash equivalents and short-term investments..........            20             9             5
 Operating joint venture....................................            11            11             2
 Other......................................................            14            11             4
                                                             ------------- ------------- -------------
   Subtotal.................................................         3,273         3,111         3,046
 Less: Investment expenses..................................           173           126           111
                                                             ------------- ------------- -------------
   Subtotal, net............................................         3,100         2,985         2,935
 FVO CSEs -- interest income -- commercial mortgage loans...            11            16            49
                                                             ------------- ------------- -------------
     Net investment income..................................  $      3,111  $      3,001  $      2,984
                                                             ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                      Years Ended December 31,
                                                                             ------------------------------------------
                                                                                  2016          2015          2014
                                                                             -------------  -----------  --------------
                                                                                            (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial.............................................................  $        (16)  $       (3)  $          --
     Consumer...............................................................            --           (8)             (2)
     Utility................................................................            --           (6)             --
     Transportation.........................................................            --           --              (2)
                                                                             -------------  -----------  --------------
       Total U.S. and foreign corporate securities..........................           (16)         (17)             (4)
    RMBS....................................................................            (6)         (14)            (10)
                                                                             -------------  -----------  --------------
       OTTI losses on fixed maturity securities recognized in earnings......           (22)         (31)            (14)
  Fixed maturity securities -- net gains (losses) on sales and disposals....           (28)         (60)              10
                                                                             -------------  -----------  --------------
    Total gains (losses) on fixed maturity securities.......................           (50)         (91)             (4)
                                                                             -------------  -----------  --------------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................            (1)          (3)             (7)
    Non-redeemable preferred stock..........................................            (1)          --              (8)
                                                                             -------------  -----------  --------------
       OTTI losses on equity securities recognized in earnings..............            (2)          (3)            (15)
  Equity securities -- net gains (losses) on sales and disposals............            10           18              14
                                                                             -------------  -----------  --------------
    Total gains (losses) on equity securities...............................             8           15              (1)
                                                                             -------------  -----------  --------------
  Mortgage loans............................................................             5          (11)             18
  Real estate and real estate joint ventures................................           (34)          98              (4)
  Other limited partnership interests.......................................            (7)          (1)             (9)
  Other.....................................................................            11           (2)             43
                                                                             -------------  -----------  --------------
     Subtotal...............................................................           (67)           8              43
                                                                             -------------  -----------  --------------
FVO CSEs:
    Commercial mortgage loans...............................................            (2)          (7)            (13)
    Long-term debt -- related to commercial mortgage loans..................             1            4              19
Non-investment portfolio gains (losses) (1).................................             1           --            (538)
                                                                             -------------  -----------  --------------
     Subtotal...............................................................            --           (3)           (532)
                                                                             -------------  -----------  --------------
       Total net investment gains (losses)..................................    $      (67)    $      5     $      (489)
                                                                             =============  ===========  ==============

--------

(1) Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($5) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                                               Years Ended December 31,
                                                         --------------------------------------------------------------------
                                                             2016         2015         2014        2016      2015      2014
                                                         ------------  ----------  ------------  --------  --------  --------
                                                                Fixed Maturity Securities              Equity Securities
                                                         --------------------------------------  ----------------------------
                                                                                     (In millions)
Proceeds................................................  $    39,210   $  32,085   $    16,943   $    48   $    80   $    57
                                                         ============  ==========  ============  ========  ========  ========
Gross investment gains..................................  $       253   $     184   $        95   $    10   $    26   $    15
Gross investment losses.................................         (281)       (244)          (85)       --        (8)       (1)
OTTI losses.............................................          (22)        (31)          (14)       (2)       (3)      (15)
                                                         ------------  ----------  ------------  --------  --------  --------
 Net investment gains (losses)..........................  $       (50)  $     (91)  $        (4)  $     8   $    15   $    (1)
                                                         ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

      The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                       Years Ended December 31,
                                                                                                       ----------------------
                                                                                                          2016         2015
                                                                                                       ----------   ----------
                                                                                                            (In millions)
Balance at January 1,.................................................................................  $      66    $      67
Additions:
 Initial impairments -- credit loss OTTI on securities not previously impaired........................         --            6
 Additional impairments -- credit loss OTTI on securities previously impaired.........................          5           11
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI...        (42)         (16)
 Increase in cash flows -- accretion of previous credit loss OTTI.....................................         (1)          (2)
                                                                                                       ----------   ----------
Balance at December 31,...............................................................................  $      28    $      66
                                                                                                       ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                                              Years Ended December 31,
                                                                                       ---------------------------------------
                                                                                           2016         2015         2014
                                                                                       ------------- ----------- -------------
                                                                                                    (In millions)
Estimated fair value of invested assets transferred to affiliates.....................  $      1,495  $      185  $      1,441
Amortized cost of invested assets transferred to affiliates...........................  $      1,400  $      169  $      1,362
Net investment gains (losses) recognized on transfers.................................  $         27  $       16  $         79
Change in additional paid-in-capital recognized on transfers..........................  $         68  $       --  $         --
Estimated fair value of invested assets transferred from affiliates...................  $      5,582  $      928  $        132

   In April 2016 and in November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company had loans outstanding to affiliates, which were included in other invested assets, totaling $1.1 billion and $1.2 billion as of December 31, 2016 and 2015, respectively. Two loans totaling $1.1 billion as of both December 31, 2016 and 2015, were outstanding to MetLife, Inc., which bear interest at fixed rates of 4.21% and 5.10%, payable semiannually, and are due on September 30, 2032 and December 31, 2033, respectively. See also Note 12 for the related surplus notes payable totaling$1.1 billion. In addition, the Company had affiliated loans outstanding to an investment subsidiary of MLIC totaling $50 million as of December 31, 2015 with interest rates ranging from 1.55% to 2.39% and scheduled maturity dates from October 31, 2021 to June 30, 2022. In March 2016, the loans outstanding to an investment subsidiary of MLIC were repaid in cash prior to maturity. Net investment income from these affiliated loans was $51 million and $52 million for the years ended
December 31, 2016 and 2015.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $98 million, $79 million, and $70 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                 ----------------------------------------------------------------
                                                                              2016                            2015
                                                                 ------------------------------ ---------------------------------
                                                                           Estimated Fair Value             Estimated Fair Value
                                                                           --------------------             ---------------------
                                                                  Gross                           Gross
                                                                 Notional                        Notional
                               Primary Underlying Risk Exposure   Amount    Assets  Liabilities   Amount     Assets   Liabilities
                             ----------------------------------  --------- -------- ----------- ----------- --------- -----------
                                                                                          (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps........  Interest rate                       $    310  $    41   $     --   $      420  $     38   $      1
                                                                 --------- -------- ----------- ----------- --------- -----------
Cash flow hedges:
 Interest rate swaps........  Interest rate                             45        7         --          230        60         --
 Interest rate forwards.....  Interest rate                             --       --         --           35         8         --
 Foreign currency swaps.....  Foreign currency exchange rate         1,420      186         10          969       129          3
                                                                 --------- -------- ----------- ----------- --------- -----------
   Subtotal..................................................        1,465      193         10        1,234       197          3
                                                                 --------- -------- ----------- ----------- --------- -----------
    Total qualifying hedges.................................         1,775      234         10        1,654       235          4
                                                                 --------- -------- ----------- ----------- --------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments
Interest rate swaps.........  Interest rate                         28,175    1,928      1,688       23,086     1,802        638
Interest rate floors........  Interest rate                          2,100        5          2        7,036        33         24
Interest rate caps..........  Interest rate                         12,042       25         --       13,792        38         --
Interest rate futures.......  Interest rate                          1,288        9         --          630         2         --
Interest rate options.......  Interest rate                         15,520      136         --       18,620       472          5
Interest rate total return
 swaps......................  Interest rate                          3,876       --        611           48         2         --
Foreign currency swaps......  Foreign currency exchange rate         1,250      153          4          673        77         --
Foreign currency forwards...  Foreign currency exchange rate           158        9         --          185         4          1
Credit default swaps --
 purchased..................  Credit                                    34       --         --           21        --         --
Credit default swaps --
 written....................  Credit                                 1,891       28         --        2,093        13          1
Equity futures..............  Equity market                          8,037       38         --        3,669        37         --
Equity index options........  Equity market                         37,501      897        934       44,035     1,032        626
Equity variance swaps.......  Equity market                         14,894      140        517       14,866       120        434
Equity total return swaps...  Equity market                          2,855        1        117        2,814        31         49
                                                                 --------- -------- ----------- ----------- --------- -----------
    Total non-designated or nonqualifying derivatives.......       129,621    3,369      3,873      131,568     3,663      1,778
                                                                 --------- -------- ----------- ----------- --------- -----------
       Total.............................................         $131,396  $ 3,603   $  3,883   $  133,222  $  3,898   $  1,782
                                                                 ========= ======== =========== =========== ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                    Years Ended December 31,
                                                           -----------------------------------------
                                                                2016           2015          2014
                                                           --------------  ------------  -----------
                                                                         (In millions)
Freestanding derivatives and hedging gains (losses) (1)...  $      (4,029)  $      (153)  $      870
Embedded derivatives gains (losses).......................         (1,741)         (344)        (576)
                                                           --------------  ------------  -----------
 Total net derivative gains (losses)......................  $      (5,770)  $      (497)  $      294
                                                           ==============  ============  ===========

--------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                                      Years Ended December 31,
                                                                ------------------------------------
                                                                   2016         2015         2014
                                                                ----------- -----------  -----------
                                                                            (In millions)
Qualifying hedges:
 Net investment income.........................................  $       19  $       11   $        4
 Interest credited to policyholder account balances............          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses).................................         460         361          273
 Policyholder benefits and claims..............................          16          14           32
                                                                ----------- -----------  -----------
   Total.......................................................  $      495  $      384   $      308
                                                                =========== ===========  ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                    Net            Net        Policyholder
                                                 Derivative     Investment    Benefits and
                                               Gains (Losses)   Income (1)     Claims (2)
                                               -------------- -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
 Interest rate derivatives....................  $     (2,873)  $         --   $         (4)
 Foreign currency exchange rate derivatives...            76             --             --
 Credit derivatives -- purchased..............            --             --             --
 Credit derivatives -- written................            10             --             --
 Equity derivatives...........................        (1,724)            (6)          (320)
                                               -------------- -------------  -------------
   Total......................................  $     (4,511)  $         (6)  $       (324)
                                               ============== =============  =============
Year Ended December 31, 2015
 Interest rate derivatives....................  $        (67)  $         --   $          5
 Foreign currency exchange rate derivatives...            44             --             --
 Credit derivatives -- purchased..............            --             --             --
 Credit derivatives -- written................           (14)            --             --
 Equity derivatives...........................          (476)            (4)           (25)
                                               -------------- -------------  -------------
   Total......................................  $       (513)  $         (4)  $        (20)
                                               ============== =============  =============
Year Ended December 31, 2014
 Interest rate derivatives....................  $      1,174   $         --   $         43
 Foreign currency exchange rate derivatives...             6             --             --
 Credit derivatives -- purchased..............           (22)            --             --
 Credit derivatives -- written................            18             --             --
 Equity derivatives...........................          (591)            (8)          (279)
                                               -------------- -------------  -------------
   Total......................................  $        585   $         (8)  $       (236)
                                               ============== =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
Derivatives in Fair Value        Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
Hedging Relationships              Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:          Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:       Foreign-denominated policyholder
                                account balances (2)...........              --             --               --
                                                                --------------- --------------  ---------------
  Total......................                                      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:          Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:       Foreign-denominated policyholder
                                account balances (2)............             --             --               --
                                                                --------------- --------------  ---------------
  Total......................                                      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:          Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:       Foreign-denominated policyholder
                                account balances (2)...........              --             --               --
                                                                --------------- --------------  ---------------
  Total......................                                      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $397 million and $370 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
Derivatives in Cash Flow      (Losses) Deferred in        Reclassified from         Recognized in Income
Hedging Relationships         AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3      $             --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   42               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            70    $         38    $           5      $             --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1      $              1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   79              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            95    $          3    $           3      $              1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........      $           131    $          1    $           1      $             --
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   57              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           243    $         (4)   $           2      $             --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $40 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                              December 31,
                                            ---------------------------------------------------------------------------------
                                                              2016                                     2015
                                            ---------------------------------------- ----------------------------------------
                                                          Maximum                                   Maximum
                                            Estimated      Amount                    Estimated      Amount
                                            Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                            of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of                Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)            Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------------  ---------- --------------- ------------- ---------- --------------- -------------
                                                                          (Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).......  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing indices...          8             433           3.7          1             219           4.0
                                            ---------- ---------------               ---------- ---------------
 Subtotal..................................          9             478           3.6          2             426           2.8
                                            ---------- ---------------               ---------- ---------------
Baa
Single name credit default swaps (3).......          1             180           1.6          2             409           1.6
Credit default swaps referencing indices...         18           1,213           4.8          8           1,222           4.8
                                            ---------- ---------------               ---------- ---------------
 Subtotal..................................         19           1,393           4.4         10           1,631           4.0
                                            ---------- ---------------               ---------- ---------------
Ba
Single name credit default swaps (3).......         --              20           2.7         --              --            --
Credit default swaps referencing indices...         --              --            --         --              --            --
                                            ---------- ---------------               ---------- ---------------
 Subtotal..................................         --              20           2.7         --              --            --
                                            ---------- ---------------               ---------- ---------------
B
Single name credit default swaps (3).......         --              --            --         --              --            --
Credit default swaps referencing indices...         --              --            --         --              36           5.0
                                            ---------- ---------------               ---------- ---------------
 Subtotal..................................         --              --            --         --              36           5.0
                                            ---------- ---------------               ---------- ---------------
   Total...................................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                            ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                 December 31,
                                                                                 --------------------------------------------
                                                                                          2016                   2015
                                                                                 ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets   Liabilities   Assets   Liabilities
-------------------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                                 (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $  3,394    $ 2,929    $  3,875    $  1,725
 OTC-cleared (1)................................................................       267        905          78          78
 Exchange-traded................................................................        46         --          39          --
                                                                                 ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)..........................     3,707      3,834       3,992       1,803
Amounts offset on the consolidated balance sheets...............................        --         --          --          --
                                                                                 ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1).....................................................................     3,707      3,834       3,992       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................    (2,231)    (2,231)     (1,577)     (1,577)
 OTC-cleared....................................................................      (165)      (165)        (70)        (70)
 Exchange-traded................................................................        --         --          --          --
Cash collateral: (3), (4)
 OTC-bilateral..................................................................      (634)        --      (1,608)         --
 OTC-cleared....................................................................       (91)      (740)         (8)         (8)
 Exchange-traded................................................................        --         --          --          --
Securities collateral: (5)
 OTC-bilateral..................................................................      (429)      (698)       (553)       (148)
 OTC-cleared....................................................................        --         --          --          --
 Exchange-traded................................................................        --         --          --          --
                                                                                 ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and collateral........  $    157    $    --    $    176    $     --
                                                                                 =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                            December 31,
                                                    -----------------------------
                                                         2016           2015
                                                    -------------- --------------
                                                            (In millions)
Estimated fair value of derivatives in a net
 liability position (1)............................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities.........................  $         777  $         179
 Cash..............................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating..  $          --  $          --
 Downgrade in financial strength rating to a level
   that triggers full overnight collateralization
   or termination of the derivative position.......  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                              December 31,
                                                                                                         ----------------------
                                                                      Balance Sheet Location                 2016        2015
                                                            -------------------------------------------- -----------  ---------
                                                                                                              (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits........................ Premiums, reinsurance and other receivables   $      409   $    363
  Funds withheld on assumed reinsurance.................... Other invested assets                                 --         35
  Options embedded in debt or equity securities............ Investments                                          (49)       (62)
                                                                                                         -----------  ---------
    Embedded derivatives within asset host contracts.......                                               $      360   $    336
                                                                                                         ===========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits....................... Policyholder account balances                 $    2,237   $    122
  Assumed guaranteed minimum benefits...................... Policyholder account balances                        741        712
  Funds withheld on ceded reinsurance...................... Other liabilities                                     --         --
  Fixed annuities with equity indexed returns.............. Policyholder account balances                        192          6
                                                                                                         -----------  ---------
    Embedded derivatives within liability host contracts...                                               $    3,170   $    840
                                                                                                         ===========  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                              ------------------------------
                                                   2016    2015      2014
                                              ---------- --------- ---------
                                                      (In millions)
    Net derivative gains (losses) (1), (2)...  $ (1,741)  $  (344)  $  (576)
    Policyholder benefits and claims.........  $     (4)  $     21  $     87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $244 million, $26 million and $69 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                               December 31, 2016
                                                            --------------------------------------------------------
                                                                      Fair Value Hierarchy
                                                            ----------------------------------------
                                                                                                     Total Estimated
                                                              Level 1       Level 2       Level 3      Fair Value
                                                            ------------ ------------- ------------- ---------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................  $        --  $     20,221  $      1,444   $     21,665
 U.S. government and agency................................        6,110         6,806            --         12,916
 RMBS......................................................           --         6,627         1,313          7,940
 Foreign corporate.........................................           --         5,257           866          6,123
 State and political subdivision...........................           --         3,841            17          3,858
 CMBS......................................................           --         3,529           167          3,696
 ABS.......................................................           --         2,383           215          2,598
 Foreign government........................................           --         1,103            --          1,103
                                                            ------------ ------------- ------------- ---------------
   Total fixed maturity securities.........................        6,110        49,767         4,022         59,899
                                                            ------------ ------------- ------------- ---------------
Equity securities..........................................           39           124           137            300
Short-term investments.....................................          702           568             2          1,272
Commercial mortgage loans held by CSEs -- FVO..............           --           136            --            136
Derivative assets: (1)
 Interest rate.............................................            9         2,142            --          2,151
 Foreign currency exchange rate............................           --           348            --            348
 Credit....................................................           --            20             8             28
 Equity market.............................................           37           860           179          1,076
                                                            ------------ ------------- ------------- ---------------
   Total derivative assets.................................           46         3,370           187          3,603
                                                            ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).......           --            --           409            409
Separate account assets (3)................................          720       104,616            10        105,346
                                                            ------------ ------------- ------------- ---------------
       Total assets........................................  $     7,617  $    158,581  $      4,767   $    170,965
                                                            ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.............................................  $        --  $      1,690  $        611   $      2,301
 Foreign currency exchange rate............................           --            14            --             14
 Equity market.............................................           --         1,038           530          1,568
                                                            ------------ ------------- ------------- ---------------
   Total derivative liabilities............................           --         2,742         1,141          3,883
                                                            ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2)...           --            --         3,170          3,170
Long-term debt of CSEs -- FVO..............................           --            23            --             23
                                                            ------------ ------------- ------------- ---------------
       Total liabilities...................................  $        --  $      2,765  $      4,311   $      7,076
                                                            ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                     December 31, 2015
                                ------------------------------------------------------------
                                            Fair Value Hierarchy
                                -------------------------------------------- Total Estimated
                                  Level 1        Level 2         Level 3       Fair Value
                                ------------ --------------- --------------- ---------------
                                                       (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $        --  $       18,787  $        1,688  $       20,475
 U.S. government and agency....        8,150           6,291              --          14,441
 RMBS..........................           --           8,522           1,351           9,873
 Foreign corporate.............           --           4,761             722           5,483
 State and political
   subdivision.................           --           3,533              13           3,546
 CMBS..........................           --           3,066             215           3,281
 ABS...........................           --           3,833             430           4,263
 Foreign government............           --             732              27             759
                                ------------ --------------- --------------- ---------------
   Total fixed maturity
    securities.................        8,150          49,525           4,446          62,121
                                ------------ --------------- --------------- ---------------
Equity securities..............           44             316              97             457
Short-term investments (4).....           74           1,666              47           1,787
Commercial mortgage loans
 held by CSEs -- FVO...........           --             172              --             172
Derivative assets: (1)
 Interest rate.................            2           2,445               8           2,455
 Foreign currency exchange
   rate........................           --             210              --             210
 Credit........................           --              12               1              13
 Equity market.................           37             968             215           1,220
                                ------------ --------------- --------------- ---------------
   Total derivative assets.....           39           3,635             224           3,898
                                ------------ --------------- --------------- ---------------
Embedded derivatives within
 asset host contracts (2)......           --              --             398             398
Separate account assets (3)....          624         105,757             146         106,527
                                ------------ --------------- --------------- ---------------
       Total assets............  $     8,931  $      161,071  $        5,358  $      175,360
                                ============ =============== =============== ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $        --  $          668  $           --  $          668
 Foreign currency exchange
   rate........................           --               4              --               4
 Credit........................           --               1              --               1
 Equity market.................           --             653             456           1,109
                                ------------ --------------- --------------- ---------------
   Total derivative
    liabilities................           --           1,326             456           1,782
                                ------------ --------------- --------------- ---------------
Embedded derivatives within
 liability host contracts (2)..           --              --             840             840
Long-term debt of CSEs -- FVO..           --              48              --              48
                                ------------ --------------- --------------- ---------------
       Total liabilities.......  $        --  $        1,374  $        1,296  $        2,670
                                ============ =============== =============== ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($62) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                     securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key          activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security   securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                     activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark        securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes   activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market approach.                         market and income approaches.
            Key Input:                               Key Inputs:
            . quoted prices in markets that are not  . credit ratings; issuance structures
              considered active                      . quoted prices in markets that are not
                                                       active for identical or similar
                                                       securities that are less liquid and
                                                       based on lower levels of trading
                                                       activity than securities classified
                                                       in Level 2
                                                     . independent non-binding broker
                                                       quotations
---------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------
            . Short-term investments are of a        . Short-term investments are of a
              similar nature and class to the fixed    similar nature and class to the fixed
              maturity and equity securities           maturity and equity securities
              described above; accordingly, the        described above; accordingly, the
              valuation techniques and observable      valuation techniques and
              inputs used in their valuation are       unobservable inputs used in their
              also similar to those described          valuation are also similar to those
              above.                                   described above.
---------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    . N/A
            market approach.
            Key Input:
            . quoted securitization market price of
              the obligations of the CSEs
              determined principally by
              independent pricing services using
              observable inputs
---------------------------------------------------------------------------------------------
Separate Account Assets (1)
---------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------
            Key Input:                               . N/A
            . quoted prices or reported net asset
              value ("NAV") provided by the fund
              managers
---------------------------------------------------------------------------------------------
 Other limited partnership interests
---------------------------------------------------------------------------------------------
            . N/A                                    Valuation Techniques: Valued giving
                                                      consideration to the underlying
                                                      holdings of the partnerships and by
                                                      applying a premium or discount, if
                                                      appropriate.
                                                     Key Inputs:
                                                     . liquidity; bid/ask spreads;
                                                       performance record of the fund manager
                                                     . other relevant variables that may
                                                       impact the exit value of the
                                                       particular partnership interest
---------------------------------------------------------------------------------------------

--------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate       Foreign           Credit      Equity Market
                                Currency Exchange
                                      Rate
---------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield      . swap yield    . swap yield
 to Level 2       curves          curves            curves          curves
 and Level 3    . basis curves  . basis curves    . credit curves . spot equity
 by instrument  . interest      . currency        . recovery        index levels
 type             rate            spot rates        rates         . dividend
                  volatility    .                                   yield curves
                  (1)             cross currency                  . equity
                                  basis curves                      volatility
                                                                    (1)
---------------------------------------------------------------------------------
Level 3         . swap yield    . N/A             . swap yield    . dividend
                  curves (2)                        curves (2)      yield curves
                . basis curves                    . credit          (2)
                  (2)                               curves (2)    . equity
                . repurchase                      . credit          volatility
                  rates                             spreads         (1), (2)
                                                  . repurchase    . correlation
                                                    rates           between
                                                  . independent     model
                                                    non-binding     inputs (1)
                                                    broker
                                                    quotations
---------------------------------------------------------------------------------

--------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

     Direct and assumed guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

         These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

       Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                          December 31, 2016             December 31, 2015          Impact of
                                                     ---------------------------   ---------------------------     Increase in
                                    Significant                                                                      Input
                     Valuation      Unobservable                        Weighted                      Weighted    on Estimated
                    Techniques         Inputs            Range         Average (1)     Range         Average (1) Fair Value (2)
                  -------------- ------------------- -------------    ------------ -------------    ------------ --------------
Fixed
 maturity
 securities (3)
U.S.              . Matrix       . Delta spread                                     (65)  -    240      49       Decrease
 corporate          pricing        adjustments (4)
 and
 foreign
 corporate.......
                                 . Offered
                                   quotes (5)          18   -    138      104        96   -    100      98       Increase
                  . Market       . Quoted
                    pricing        prices (5)          13   -    700      99         13   -    780      282      Increase
                  . Consensus    . Offered
                    pricing        quotes (5)          37   -    109      85         68   -    100      86       Increase
                  -------------------------------------------------------------------------------------------------------------
RMBS............. . Market       . Quoted
                    pricing        prices (5)          38   -    111      91         29   -    292      93       Increase (6)
                  -------------------------------------------------------------------------------------------------------------
ABS.............. . Market       . Quoted
                    pricing        prices (5)          94   -    106      100        97   -    103      100      Increase (6)
                  . Consensus    . Offered
                    pricing        quotes (5)          98   -    100      99         66   -    105      99       Increase (6)
                  -------------------------------------------------------------------------------------------------------------
Derivatives
Interest         . Present      .  Swap                --   -    --                 317   -    317               Increase (8)
 rate............  value           yield (7)
                   techniques
                                 . Repurchase
                                   rates (9)          (44)  -    18                                              Decrease (8)
                  -------------------------------------------------------------------------------------------------------------
Credit........... . Present      . Credit              97   -    98                  --   -    --                Decrease (8)
                    value          spreads (10)
                    techniques
                  . Consensus    . Offered
                    pricing        quotes (11)
                  -------------------------------------------------------------------------------------------------------------
Equity            . Present      . Volatility (12)    14%   -    32%                17%   -    36%               Increase (8)
 market..........   value
                    techniques
                    or option
                    pricing
                    models
                                 .  Correlation (13)   40%   -    40%                70%   -    70%
                  -------------------------------------------------------------------------------------------------------------

Embedded
 derivatives
Direct, assumed   . Option       . Mortality
 and ceded          pricing        rates:
 guaranteed         techniques
 minimum
 benefits.......
                                   Ages 0 - 40         0%   -   0.09%                0%   -   0.09%              Decrease (14)
                                   Ages 41 - 60      0.04%  -   0.65%              0.04%  -   0.65%              Decrease (14)
                                   Ages 61 - 115     0.26%  -   100%               0.26%  -   100%               Decrease (14)
                                 . Lapse rates:
                                   Durations 1 - 10  0.25%  -   100%               0.25%  -   100%               Decrease (15)
                                   Durations 11 - 20   2%   -   100%                 3%   -   100%               Decrease (15)
                                   Durations
                                   21 - 116            2%   -   100%                 3%   -   100%               Decrease (15)
                                 . Utilization
                                   rates               0%   -    25%                 0%   -    25%               Increase (16)(17)
                                 . Withdrawal
                                   rates             0.25%  -    10%               0.25%  -    10%
                                 . Long-term         17.40% -    25%               17.40% -    25%               Increase (18)
                                   equity
                                   volatilities
                                 . Nonperformance    0.04%  -   0.57%              0.04%  -   0.52%              Decrease (19)
                                   risk spread

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2)The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4)Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                       Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ----------------------------------------------------------------------------------------------------------
                                 Fixed Maturity Securities
                     ------------------------------------------------
                                                                                                              Net
                                                 State and                                        Net      Embedded    Separate
                                    Structured   Political   Foreign     Equity   Short-term  Derivatives Derivatives  Account
                     Corporate (1)  Securities  Subdivision Government Securities Investments     (2)         (3)     Assets (4)
                     ------------- -----------  ----------- ---------- ---------- ----------- ----------- ----------- ----------
                                                                    (In millions)
Balance, January 1,
 2015...............   $    2,403   $    1,212    $    --     $    --    $   100    $    71    $    (196)  $     354   $    158
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss) (5)
 (6)................           16           21         --          --         11         --          (74)       (303)        (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...         (120)         (14)        --          (2)       (10)        --            2          --         --
Purchases (7).......          406        1,342         13          29         --         47           22          --          3
Sales (7)...........         (191)        (364)        --          --        (16)        --           --          --         (5)
Issuances (7).......           --           --         --          --         --         --           --          --         --
Settlements (7).....           --           --         --          --         --         --           14        (493)        --
Transfers into
 Level 3 (8)........          202           31         --          --         19         --           --          --         --
Transfers out of
 Level 3 (8)........         (306)        (232)        --          --         (7)       (71)          --          --         (4)
                     ------------- -----------  ----------- ---------- ---------- ----------- ----------- ----------- ----------
Balance,
 December 31, 2015..   $    2,410   $    1,996    $    13     $    27    $    97    $    47    $    (232)  $    (442)  $    146
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss) (5)
 (6)................          (11)          30         --          --         --         --         (703)     (1,760)        --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (24)          21         --          --        (11)        --            4          --         --
Purchases (7).......          584          600         --          --         --          3           10          --          2
Sales (7)...........         (443)        (598)        --          --        (26)        (1)          --          --       (134)
Issuances (7).......           --           --         --          --         --         --           --          --         --
Settlements (7).....           --           --         --          --         --         --          (33)       (559)        --
Transfers into
 Level 3 (8)........          119           12          9          --        131         --           --          --         --
Transfers out of
 Level 3 (8)........         (325)        (366)        (5)        (27)       (54)       (47)          --          --         (4)
                     ------------- -----------  ----------- ---------- ---------- ----------- ----------- ----------- ----------
Balance,
 December 31, 2016..   $    2,310   $    1,695    $    17     $    --    $   137    $     2    $    (954)  $  (2,761)  $     10
                     ============= ===========  =========== ========== ========== =========== =========== =========== ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................   $        2   $        6    $    --     $    --    $    (1)   $    --    $      (7)  $    (565)  $     --
                     ============= ===========  =========== ========== ========== =========== =========== =========== ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............   $       11   $       21    $    --     $    --    $    --    $    --    $     (64)  $    (310)  $     --
                     ============= ===========  =========== ========== ========== =========== =========== =========== ==========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................   $        2   $       28    $    --     $    --    $    --    $    --    $    (687)  $  (1,772)  $     --
                     ============= ===========  =========== ========== ========== =========== =========== =========== ==========
Gains (Losses) Data
 for the year ended
 December 31, 2014
Total
 realized/unrealized
 gains (losses)
 included in net
 income (loss) (5)
 (6)................   $        3   $       10    $    --     $    --    $    (2)   $    --    $      (4)  $    (468)  $     (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...   $       72   $       13    $    --     $    --    $     7    $    --    $      57   $     107   $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

 (3)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

 (4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

 (5)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

 (6)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

 (7)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

 (8)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

 (9)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2016          2015
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance........            48            51
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        136  $        172
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance...             1             2
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         23  $         48
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                  At December 31,               Years Ended December 31,
                                           ------------------------------   --------------------------------
                                              2016        2015      2014       2016        2015       2014
                                           ----------   --------- --------- ----------  ---------  ---------
                                           Carrying Value After Measurement          Gains (Losses)
                                           ------------------------------   --------------------------------
                                                                    (In millions)
Mortgage loans (1)........................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2)...  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)..........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)..............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 December 31, 2016
                                       ----------------------------------------------------------------------
                                                                Fair Value Hierarchy
                                                     ------------------------------------------
                                                                                                   Total
                                         Carrying                                                Estimated
                                          Value        Level 1        Level 2        Level 3     Fair Value
                                       ------------- ------------ --------------- ------------- -------------
                                                                   (In millions)
Assets
Mortgage loans........................  $      9,154  $        --  $           --  $      9,298  $      9,298
Policy loans..........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures............  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests...  $         44  $        --  $           --  $         42  $         42
Loans to affiliates...................  $      1,100  $        --  $        1,090  $         --  $      1,090
Premiums, reinsurance and
 other receivables....................  $      2,363  $        --  $          834  $      1,981  $      2,815
Liabilities
Policyholder account balances.........  $     16,043  $        --  $           --  $     17,259  $     17,259
Long-term debt........................  $      1,881  $        --  $        2,117  $         --  $      2,117
Other liabilities.....................  $        256  $        --  $           90  $        166  $        256
Separate account liabilities..........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                                 December 31, 2015
                                       ----------------------------------------------------------------------
                                                                Fair Value Hierarchy
                                                     ------------------------------------------
                                                                                                   Total
                                         Carrying                                                Estimated
                                          Value        Level 1        Level 2        Level 3     Fair Value
                                       ------------- ------------ --------------- ------------- -------------
                                                                   (In millions)
Assets
Mortgage loans........................  $      7,232  $        --  $           --  $      7,535  $      7,535
Policy loans..........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures............  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests...  $         52  $        --  $           --  $         57  $         57
Loans to affiliates...................  $      1,150  $        --  $        1,178  $         --  $      1,178
Premiums, reinsurance and
 other receivables....................  $      6,639  $        --  $           83  $      7,511  $      7,594
Liabilities
Policyholder account balances.........  $     20,260  $        --  $           --  $     21,726  $     21,726
Long-term debt........................  $      1,888  $        --  $        2,320  $         --  $      2,320
Other liabilities.....................  $        255  $        --  $           81  $        174  $        255
Separate account liabilities..........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to Affiliates

    The estimated fair value of loans to affiliates is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

-----------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                     -----------------------
                                                            Interest Rate   Maturity    2016        2015
                                                          --------------- ---------- ----------- -----------
                                                                                          (In millions)
Surplus note -- affiliated with MetLife, Inc. (1), (2)...      8.60%         2038     $      744  $      750
Surplus note -- affiliated with MetLife, Inc. (3)........      5.13%         2032            750         750
Surplus note -- affiliated with MetLife, Inc. (3)........      6.00%         2033            350         350
Long-term debt -- unaffiliated (4).......................      7.03%         2030             37          38
                                                                                     ----------- -----------
 Total long-term debt (5)................................                             $    1,881  $    1,888
                                                                                     =========== ===========

---------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations, may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). See Note 18 for information regarding subsequent forgiveness of this surplus note.

(2) Includes $6 million of debt issuance costs at December 31, 2016. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Interest is paid semi-annually. See Note 18 for information regarding subsequent settlement of these surplus notes.

(4) Principal and interest is paid quarterly.

(5) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $1.9 billion thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $128 million, $128 million and $133 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $55 million, $61 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $3.3 billion in letters of credit outstanding and the remaining availability was $5.2 billion.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Debt (continued)


                                                              Letters of    Letters of
                                                 Maximum    Credit Used by  Credit Used    Drawdowns     Unused
 Account Party/Borrower(s)      Expiration       Capacity    the Company   by Affiliates by Affiliates Commitments
--------------------------- ---------------    ------------ -------------- ------------- ------------- -----------
                                                                          (In millions)
MetLife, Inc. and MetLife
 Funding, Inc.............. May 2019 (1)        $     4,000  $         90    $      640    $       --   $    3,270
MetLife, Inc............... June 2018 (1)               425           170           255            --           --
MRSC and MetLife, Inc...... June 2037 (2)             3,500            --            --         2,797          703
MRV Cell and MetLife, Inc.. September 2038 (2)        4,250         3,000            --            --        1,250
                                               ------------ -------------- ------------- ------------- -----------
  Total....................                     $    12,175  $      3,260    $      895    $    2,797   $    5,223
                                               ============ ============== ============= ============= ===========

--------

(1) The letters of credit used by the Company under these facilities were cancelled in connection with a new financing arrangement described in Note 18.

(2) See Note 18 for information regarding subsequent termination of these facilities, as well as information regarding a new financing arrangement.

13. Equity

   See Note 3 for a discussion of the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   During the years ended December 31, 2016, 2015 and 2014, Brighthouse Life Insurance Company received cash capital contributions of $1.6 billion, $21 million and $476 million, respectively and non-cash capital contributions of $69 million, $181 million and $457 million, respectively.

   In December 2015 and 2014, the Company accrued in premiums, reinsurance and other receivables and stockholder's equity, $120 million and $385 million, respectively, in capital contributions from MetLife, Inc. The receivables were settled for cash in 2016 and 2015, respectively.

Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                                       Years Ended December 31,
                                                                --------------------------------------
 Company                                      State of Domicile      2016         2015        2014
------------------------------------------  ------------------- -------------  ----------  -----------
                                                                            (In millions)
Brighthouse Life Insurance Company.........      Delaware        $      1,186   $  (1,022)  $    1,543
Brighthouse Life Insurance Company of NY...      New York        $        (87)  $      17   $       11

   Statutory capital and surplus was as follows at:

                                                                                    December 31,
                                                                               -----------------------
 Company                                                                          2016        2015
-----------------------------------------------------------------------------  ----------- -----------
                                                                                    (In millions)
Brighthouse Life Insurance Company............................................  $    4,374  $    5,942
Brighthouse Life Insurance Company of NY......................................  $      196  $      321

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's without insurance regulatory approval and dividends paid:

                                                  2017             2016            2015
                                            ----------------- --------------- ---------------
                                            Permitted Without    Paid (2)        Paid (2)
 Company                                      Approval (1)
------------------------------------------  ----------------- --------------- ---------------
                                                              (In millions)
Brighthouse Life Insurance Company.........   $          473   $          261  $          500
Brighthouse Life Insurance Company of NY...   $           --   $           --  $           --

--------

(1)Reflects dividend amounts that may be paid during 2017 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

(2)Reflects all amounts paid, including those requiring regulatory approval.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting Brighthouse NY, without prior insurance regulatory clearance, to pay stockholder dividends to its parent in any calendar year based on either of two standards. Under one standard, Brighthouse NY is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)"), excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year, in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Brighthouse NY may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Brighthouse NY may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Brighthouse NY will be permitted to pay a dividend to its parent in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not approve the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. Further, under the Delaware Insurance Code, no dividend or distribution may be made by BRCD that would (i) jeopardize the fulfillment of the obligations of BRCD pursuant to its special purpose financing transactions or insurance risk transfer contracts or threaten the solvency or liquidity of BRCD, (ii) violate the terms of its special purpose financing transactions, or (iii) decrease the capital and surplus of BRCD below $250,000.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                           Unrealized                             Foreign
                                                        Investment Gains     Unrealized Gains    Currency
                                                        (Losses), Net of       (Losses) on      Translation
                                                        Related Offsets (1)     Derivatives      Adjustments       Total
                                                      ---------------------  ----------------  -------------  ------------
                                                                                  (In millions)
Balance at January 1, 2014...........................       $           906      $         24    $        40  $        970
OCI before reclassifications.........................                 2,601               243            (56)        2,788
Deferred income tax benefit (expense)................                  (815)              (85)             4          (896)
                                                      ---------------------  ----------------  -------------  ------------
 AOCI before reclassifications, net of income tax....                 2,692               182            (12)        2,862
Amounts reclassified from AOCI.......................                   (11)                2             --            (9)
Deferred income tax benefit (expense)................                     4                (1)            --             3
                                                      ---------------------  ----------------  -------------  ------------
 Amounts reclassified from AOCI, net of income tax...                    (7)                1             --            (6)
                                                      ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)...............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)................                    80                --             --            80
                                                      ---------------------  ----------------  -------------  ------------
 Sale of subsidiary, net of income tax...............                  (240)               --              6          (234)
                                                      ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014.........................                 2,445               183             (6)        2,622
OCI before reclassifications.........................                (1,759)               95            (29)       (1,693)
Deferred income tax benefit (expense)................                   643               (33)             9           619
                                                      ---------------------  ----------------  -------------  ------------
 AOCI before reclassifications, net of income tax....                 1,329               245            (26)        1,548
Amounts reclassified from AOCI.......................                    78                (6)            --            72
Deferred income tax benefit (expense)................                   (28)                2             --           (26)
                                                      ---------------------  ----------------  -------------  ------------
 Amounts reclassified from AOCI, net of income tax...                    50                (4)            --            46
                                                      ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015.........................                 1,379               241            (26)        1,594
OCI before reclassifications.........................                  (565)               70             (3)         (498)
Deferred income tax benefit (expense)................                   185               (25)            --           160
                                                      ---------------------  ----------------  -------------  ------------
 AOCI before reclassifications, net of income tax....                   999               286            (29)        1,256
Amounts reclassified from AOCI.......................                    30               (43)            --           (13)
Deferred income tax benefit (expense)................                   (10)               15             --             5
                                                      ---------------------  ----------------  -------------  ------------
 Amounts reclassified from AOCI, net of income tax...                    20               (28)            --            (8)
                                                      ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016.........................       $         1,019      $        258    $       (29) $      1,248
                                                      =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                   Consolidated Statements of Operations
                                                                                     and Comprehensive Income (Loss)
 AOCI Components                                 Amounts Reclassified from AOCI                 Locations
---------------------------------------    --------------------------------------  -------------------------------------
                                                  Years Ended December 31,
                                           --------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  -----------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $        (39) $       (81) $        (6)    Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            3           13           13     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)           4     Net derivative gains (losses)
                                           ------------  -----------  -----------
   Net unrealized investment gains
    (losses), before income tax...........          (30)         (78)          11
   Income tax (expense) benefit...........           10           28           (4)
                                           ------------  -----------  -----------
   Net unrealized investment gains
    (losses), net of income tax........... $        (20) $       (50) $         7
                                           ============  ===========  ===========
Unrealized gains (losses) on
  derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $         1     Net derivative gains (losses)
 Interest rate swaps......................            3            1            1     Net investment income
 Interest rate forwards...................            2            2            1     Net derivative gains (losses)
 Interest rate forwards...................            2            2            1     Net investment income
 Foreign currency swaps...................            3           --           (6)    Net derivative gains (losses)
                                           ------------  -----------  -----------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6           (2)
   Income tax (expense) benefit...........          (15)          (2)           1
                                           ------------  -----------  -----------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $        (1)
                                           ============  ===========  ===========
Total reclassifications, net of income
 tax...................................... $          8  $       (46) $         6
                                           ============  ===========  ===========

14. Other Expenses

   Information on other expenses was as follows:

                                                                Years Ended December 31,
                                                        ----------------------------------------
                                                               2016          2015          2014
                                                        ------------  ------------  ------------
                                                                      (In millions)
Compensation........................................... $        356  $        487  $        360
Commissions............................................          641           722           634
Volume-related costs...................................          279           231           263
Affiliated expenses on ceded and assumed reinsurance...           22            17            39
Capitalization of DAC..................................         (330)         (399)         (376)
Interest expense on debt...............................          130           137           170
Premium taxes, licenses and fees.......................           59            71            56
Professional services..................................           85            22            60
Rent and related expenses..............................           46            54            43
Other..................................................          412           381           508
                                                        ------------  ------------  ------------
 Total other expenses.................................. $      1,700  $      1,723  $      1,757
                                                        ============  ============  ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                          2016         2015         2014
                                                    ------------  ----------- ------------
                                                                 (In millions)
Current:
  Federal.......................................... $       (374) $        35 $       (592)
  Foreign..........................................            4           --            6
                                                    ------------  ----------- ------------
    Subtotal.......................................         (370)          35         (586)
                                                    ------------  ----------- ------------
Deferred:
  Federal..........................................       (1,320)         212          847
  Foreign..........................................           --           --           --
                                                    ------------  ----------- ------------
    Subtotal.......................................       (1,320)         212          847
                                                    ------------  ----------- ------------
     Provision for income tax expense (benefit).... $     (1,690) $       247 $        261
                                                    ============  =========== ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                           Years Ended December 31,
                                                     -------------------------------------
                                                           2016        2015         2014
                                                     -----------  ----------- ------------
                                                                 (In millions)
Income (loss):
 Domestic........................................... $    (4,477) $     1,152 $        604
 Foreign............................................          12           13          464
                                                     -----------  ----------- ------------
   Total............................................ $    (4,465) $     1,165 $      1,068
                                                     ===========  =========== ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,563) $       408  $       374
Tax effect of:
  Dividend received deduction......................        (110)        (132)        (119)
  Prior year tax...................................          24           (5)         (20)
  Tax credits......................................         (22)         (16)         (14)
  Foreign tax rate differential....................           2           (5)           4
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           5           (3)          --
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,690) $       247  $       261
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ----------------------
                                                           2016        2015
                                                      ----------  ----------
                                                           (In millions)
   Deferred income tax assets:
     Investments, including derivatives.............. $      357  $       --
     Tax credit carryforwards........................        184         172
     Other...........................................         55          39
                                                      ----------  ----------
       Total deferred income tax assets..............        596         211
                                                      ----------  ----------
   Deferred income tax liabilities:
     Policyholder liabilities and receivables........        536       1,419
     Investments, including derivatives..............         --         125
     Intangibles.....................................        293         394
     Net unrealized investment gains.................        653         818
     DAC.............................................      1,565       1,390
                                                      ----------  ----------
       Total deferred income tax liabilities.........      3,047       4,146
                                                      ----------  ----------
        Net deferred income tax asset (liability).... $   (2,451) $   (3,935)
                                                      ==========  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                                                       Tax Credit Carryforwards
                                                        -------------------------------------------------------
                                                          General Business
                                                             Credits        Foreign Tax Credits        Other
                                                        ------------------ -------------------- ---------------
                                                                             (In millions)
Expiration
2017-2021..............................................    $            --      $            -- $            --
2022-2026..............................................                 --                   35              --
2027-2031..............................................                 --                   --              --
2032-2036..............................................                  7                   --              --
Indefinite.............................................                 --                   --             145
                                                        ------------------ -------------------- ---------------
                                                           $             7      $            35 $           145
                                                        ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $775 million and $259 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                Years Ended December 31,
                                                                         -------------------------------------
                                                                               2016         2015         2014
                                                                         -----------  -----------  -----------
                                                                                     (In millions)
Balance at January 1,................................................... $        43  $        39  $        27
Additions for tax positions of prior years..............................           1            5           15
Reductions for tax positions of prior years.............................          (9)          --           (5)
Additions for tax positions of current year.............................           5            3            2
Settlements with tax authorities........................................          (2)          (4)          --
                                                                         -----------  -----------  -----------
Balance at December 31,................................................. $        38  $        43  $        39
                                                                         ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the
 effective rate......................................................... $        38  $        33  $        29
                                                                         ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                        Years Ended December 31,
                                                                    ---------------------------------
                                                                      2016       2015        2014
                                                                    --------- ---------- ------------
                                                                              (In millions)
Interest recognized on the consolidated statements of operations...  $      1  $      --  $        --

                                                                                   December 31,
                                                                              -----------------------
                                                                                 2016        2015
                                                                              ----------- -----------
                                                                                   (In millions)
Interest included in other liabilities on the consolidated balance sheets....  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $88 million, $143 million and $141 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $13 million and $22 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

      Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                                December 31,
                                                                           -----------------------
                                                                                 2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.... $        13 $        13
 Premium tax offsets currently available for paid assessments.............           8          14
                                                                           ----------- -----------
Total..................................................................... $        21 $        27
                                                                           =========== ===========
Other Liabilities:
 Insolvency assessments................................................... $        17 $        18
                                                                           =========== ===========

Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $128 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                    Years Ended December 31,          Years Ended December 31,
                --------------------------------- --------------------------------
                  2016        2015      2014        2016       2015         2014
                --------    --------  --------    --------   --------     --------
                             Income                           Expense
                --------------------------------- --------------------------------
                                          (In millions)
 MetLife....     $     (45)  $     36  $     (68)  $     370  $     855  $     974

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                                At December 31,           At December 31,
                           -----------------------     ---------------------
                             2016           2015         2016         2015
                           --------       --------     --------     --------
                                    Assets                  Liabilities
                           -----------------------     ---------------------
                                              (In millions)
  MetLife...............    $     4,288   $  9,720     $ 5,125    $    5,933

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

    The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by certain affiliates. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc subsidiaries, all of which are related parties. See
 Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

    The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $125 million, $125 million and $130 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

 Investment Transactions

    The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $847 million, $1.1 billion and $1.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                Years Ended December 31, Years Ended December 31,
                                ------------------------ ------------------------
                                  2016     2015    2014    2016     2015    2014
                                ------   ------  ------  ------   ------  ------
                                     Fee Income           Commission Expense
                                ------------------------ ------------------------
                                              (In millions)
      MetLife broker-dealers...  $ 202    $ 218   $ 212   $ 638    $ 643   $ 602

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                                    At December 31,        At December 31,
                                                    --------------------   ------------------
                                                      2016         2015      2016        2015
                                                    ------       ------    ------      ------
                                                    Fee Income Receivables Secured Demand Notes
                                                    --------------------   ------------------
                                                           (In millions)
MetLife broker-dealers.............................   $ 19         $ 19      $ 20        $ 20

18. Subsequent Events

 Reinsurance Transactions

   Effective May 2017, the Company and Brighthouse NY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   Effective January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   Effective January 2017, MLIC recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse
NY. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Effective January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by Brighthouse Life Insurance Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

 Committed Facilities and Reinsurance Financing Arrangement

   On April 28, 2017, MetLife, Inc. and MetLife Reinsurance of Vermont terminated the $4.3 billion committed facility, and MetLife, Inc. and MRSC terminated the $3.5 billion committed facility.

   On April 28, 2017, BRCD entered into a new financing arrangement with a pool of highly rated third party reinsurers and a total capacity of $10.0 billion. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At September 14, 2017, there were no drawdowns on such notes and there was $8.1 billion of funding available under this arrangement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Subsequent Events (continued)


 Surplus Notes - Affiliated

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal under the $750 million aggregate principal amount, 8.595% surplus notes. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, the surplus note obligations with MetLife, Inc. totaling $1.1 billion, which were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a noncash exchange for $1.1 billion of loans outstanding from MetLife, Inc.

 Capital Transactions

   On September 8, 2017, Brighthouse Life Insurance Company received a capital contribution of $100 million in cash from Brighthouse Holdings, LLC.

   On August 10, 2017, Brighthouse Life Insurance Company received a capital contribution of $400 million in cash from Brighthouse Holdings, LLC.

   On June 30, 2017, Brighthouse Life Insurance Company received a capital contribution of $600 million in cash from Brighthouse Holdings, LLC.

   On April 28, 2017, the Contribution Transactions discussed in Note 3 included a net cash return of capital of $2.7 billion.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                          Amount at
                                                        Cost or       Estimated Fair    Which Shown on
                                                   Amortized Cost (1)     Value         Balance Sheet
Types of Investments                              ------------------- --------------    ---------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........      $       11,872  $      12,916     $       12,916
    State and political subdivision securities...               3,520          3,858              3,858
    Public utilities.............................               2,067          2,268              2,268
    Foreign government securities................               1,000          1,103              1,103
    All other corporate bonds....................              24,419         25,181             25,181
                                                  ------------------- --------------    ---------------
     Total bonds.................................              42,878         45,326             45,326
  Mortgage-backed and asset-backed securities....              14,163         14,234             14,234
  Redeemable preferred stock.....................                 248            339                339
                                                  ------------------- --------------    ---------------
       Total fixed maturity securities...........              57,289         59,899             59,899
                                                  ------------------- --------------    ---------------
Equity securities:
  Common stock:
    Industrial, miscellaneous and all other......                  98            116                116
    Public utilities.............................                  --              2                  2
    Banks, trust and insurance companies.........                   2              5                  5
  Non-redeemable preferred stock.................                 180            177                177
                                                  ------------------- --------------    ---------------
     Total equity securities.....................                 280            300                300
                                                  ------------------- --------------    ---------------
Mortgage loans...................................               9,290                             9,290
Policy loans.....................................               1,093                             1,093
Real estate and real estate joint ventures.......                 215                               215
Other limited partnership interests..............               1,639                             1,639
Short-term investments...........................               1,272                             1,272
Other invested assets............................               5,029                             5,029
                                                  -------------------                   ---------------
        Total investments........................      $       76,107                    $       78,737
                                                  ===================                   ===============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                  2016      2015
                                                               ---------  ---------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $49,356 and $50,206,
 respectively)................................................ $  51,880  $  52,514
Equity securities available-for-sale, at estimated fair value
 (cost: $280 and $384, respectively)..........................       300        409
Mortgage loans (net of valuation allowances of $38 and $35,
 respectively)................................................     8,746      7,088
Policy loans..................................................     1,093      1,266
Real estate and real estate joint ventures....................       200        575
Other limited partnership interests...........................     1,632      1,836
Short-term investments, principally at estimated fair value...       926      1,730
Investment in subsidiaries....................................     7,338      7,326
Other invested assets, at estimated fair value................     3,712      4,746
                                                               ---------  ---------
 Total investments............................................    75,827     77,490
Cash and cash equivalents.....................................     1,881      1,379
Accrued investment income.....................................       591        506
Premium, reinsurance and other receivable.....................    10,397      9,239
Receivable from subsidiaries..................................     9,703     13,011
Deferred policy acquisition costs and value of business
 acquired.....................................................     5,274      4,809
Current income tax recoverable................................       454         --
Deferred income tax receivable................................     1,016         --
Goodwill......................................................        --        381
Other assets, principally at estimated fair value.............       667        838
Separate account assets.......................................   100,588    101,735
                                                               ---------  ---------
 Total assets................................................. $ 206,398  $ 209,388
                                                               =========  =========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits........................................ $  31,684  $  29,894
Policyholder account balances.................................    35,588     35,661
Other policy-related balances.................................     3,384      3,549
Payables for collateral under securities loaned and other
 transactions.................................................     7,362     10,619
Long-term debt................................................       744        750
Current income tax payable....................................        --         20
Deferred income tax liability.................................        --        807
Other liabilities.............................................    10,183      7,717
Separate account liabilities..................................   100,588    101,735
                                                               ---------  ---------
 Total liabilities............................................   189,533    190,752
                                                               ---------  ---------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares
 authorized; 3,000 shares issued and outstanding..............        75         75
Additional paid-in capital....................................    18,461     16,850
Retained earnings (deficit)...................................    (2,919)       117
Accumulated other comprehensive income (loss).................     1,248      1,594
                                                               ---------  ---------
 Total stockholder's equity...................................    16,865     18,636
                                                               ---------  ---------
 Total liabilities and stockholder's equity................... $ 206,398  $ 209,388
                                                               =========  =========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                Condensed Financial Information -- (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                        2016         2015         2014
                                                                                    -----------  -----------  -----------
Condensed Statements of Operations
Revenues
Premiums...........................................................................  $      921   $    1,433   $    1,126
Universal life and investment-type product policy fees.............................       2,696        2,940        3,193
Equity in earnings of subsidiaries.................................................         157          144         (102)
Net investment income..............................................................       2,680        2,550        2,530
Other revenues.....................................................................         760          504          524
Net investment gains (losses)......................................................          (2)          20          (52)
Net derivative gains (losses)......................................................      (5,878)        (424)        (261)
                                                                                    -----------  -----------  -----------
 Total revenues....................................................................       1,334        7,167        6,958
                                                                                    -----------  -----------  -----------
Expenses
Policyholder benefits and claims...................................................       2,984        2,696        2,621
Interest credited to policyholder account balances.................................         957        1,037        1,062
Goodwill impairment................................................................         381           --           33
Amortization of deferred policy acquisition costs and value of business acquired...        (172)         595          384
Other expenses.....................................................................       1,733        1,710        1,707
                                                                                    -----------  -----------  -----------
 Total expenses....................................................................       5,883        6,038        5,807
                                                                                    -----------  -----------  -----------
Income (loss) before provision for income tax......................................      (4,549)       1,129        1,151
Provision for income tax expense (benefit).........................................      (1,774)         211          344
                                                                                    -----------  -----------  -----------
 Net income (loss).................................................................  $   (2,775)  $      918   $      807
                                                                                    ===========  ===========  ===========
Comprehensive income (loss)........................................................  $   (3,121)  $     (110)  $    2,459
                                                                                    ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                Condensed Financial Information -- (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                          2016       2015       2014
                                                                       ---------  ---------  ---------
Condensed Statements of Cash Flows
Net cash provided by operating activities.............................  $  3,256   $  4,196   $  4,547
Cash flows from investing activities
Sales, maturities, and repayments of:
 Fixed maturity securities............................................    39,104     35,728     20,197
 Equity securities....................................................       175        308         98
 Mortgage loans.......................................................     1,484        958      1,049
 Real estate and real estate joint ventures...........................       441        368         27
 Other limited partnership interests..................................       413        422        254
Purchases of:
 Fixed maturity securities............................................   (34,906)   (39,298)   (24,524)
 Equity securities....................................................       (58)      (273)       (41)
 Mortgage loans.......................................................    (2,803)    (2,515)      (343)
 Real estate and real estate joint ventures...........................       (75)      (105)      (204)
 Other limited partnership interests..................................      (203)      (233)      (345)
Cash received in connection with freestanding derivatives.............       707        223        366
Cash paid in connection with freestanding derivatives.................    (2,764)      (868)    (1,784)
Cash received under repurchase agreements.............................        --        199         --
Cash paid under repurchase agreements.................................        --       (199)        --
Cash received under reverse repurchase agreements.....................        --        199         --
Cash paid under reverse repurchase agreements.........................        --       (199)        --
Sales of loans to affiliates..........................................        --         --        520
Returns of capital from subsidiaries..................................        32        169        818
Capital contributions to subsidiaries.................................        (1)        (2)        (2)
Net change in policy loans............................................       109        (72)        52
Net change in short-term investments..................................       876       (495)     3,645
Net change in other invested assets...................................         5        (59)      (151)
                                                                       ---------  ---------  ---------
Net cash provided by (used in) investing activities...................     2,536     (5,744)      (368)
                                                                       ---------  ---------  ---------
Cash flows from financing activities
Policyholder account balances:
 Deposits.............................................................     9,672     19,970     18,602
 Withdrawals..........................................................   (12,001)   (20,797)   (21,584)
Net change in payables for collateral under securities loaned and
 other transactions...................................................    (3,257)     3,118        680
Long-term debt issued.................................................        --        175         --
Long-term debt repaid.................................................        --       (148)       (75)
Financing element on certain derivative instruments and other
 derivative related transactions, net.................................    (1,011)       (97)      (414)
Redemption of common stock............................................        --         --       (906)
Common stock redemption premium.......................................        --         --       (484)
Dividends on common stock.............................................      (261)      (500)      (155)
Capital contributions.................................................     1,568         11        231
                                                                       ---------  ---------  ---------
Net cash provided by (used in) financing activities...................    (5,290)     1,732     (4,105)
                                                                       ---------  ---------  ---------
Effect of change in foreign currency exchange rates on cash and cash
 equivalents balances.................................................        --         (2)       (45)
                                                                       ---------  ---------  ---------
Change in cash and cash equivalents...................................       502        182         29
Cash and cash equivalents, beginning of year..........................     1,379      1,197      1,168
                                                                       ---------  ---------  ---------
Cash and cash equivalents, end of year................................  $  1,881   $  1,379   $  1,197
                                                                       =========  =========  =========

                      Brighthouse Life Insurance Company

                                  Schedule II

                Condensed Financial Information -- (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                     2016    2015    2014
                                                                                    ------- ------  ------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest..........................................................................  $   64  $  65   $  70
                                                                                    ======= ======  ======
 Income tax........................................................................  $  428  $(267)  $(231)
                                                                                    ======= ======  ======
Non-cash transactions:
 Capital contributions.............................................................  $   43  $ 141   $ 703
                                                                                    ======= ======  ======
 Transfer of fixed maturity securities from affiliates.............................  $3,565  $  --   $  --
                                                                                    ======= ======  ======
 Transfer of mortgage loans from affiliates........................................  $  395  $  --   $  --
                                                                                    ======= ======  ======
 Transfer of short-term investments from affiliates................................  $   94  $  --   $  --
                                                                                    ======= ======  ======
 Transfer of fixed maturity securities to affiliates...............................  $  346  $  --   $ 804
                                                                                    ======= ======  ======
 Transfer of mortgage loans to affiliates..........................................  $   --  $  --   $  94
                                                                                    ======= ======  ======
 Transfer of policyholder account balances to affiliates...........................  $   --  $  --   $ 528
                                                                                    ======= ======  ======
 Reduction of other invested assets in connection with reinsurance transactions....  $  676  $  --   $ 863
                                                                                    ======= ======  ======

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                  Future Policy
                        DAC     Benefits and Other Policyholder
                        and       Policy-Related     Account        Unearned       Unearned
 Segment                 VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
-------------------  ---------- ------------------ ------------ ----------------- -----------
2016
Annuities........... $    4,820       $      7,560  $    25,233       $        -- $        86
Life................        787              4,094        2,838                13          53
Run-off.............        584             16,381        8,506                --          79
Corporate & Other...        148              7,429            2                 6          --
                     ---------- ------------------ ------------ ----------------- -----------
 Total.............. $    6,339       $     35,464  $    36,579       $        19 $       218
                     ========== ================== ============ ================= ===========
2015
Annuities........... $    3,724       $      6,659  $    22,014       $        -- $        96
Life................        969              4,618        2,691                13          52
Run-off.............        974             14,867       12,018                --          60
Corporate & Other...        110              7,166            2                 5          --
                     ---------- ------------------ ------------ ----------------- -----------
 Total.............. $    5,777       $     33,310  $    36,725       $        18 $       208
                     ========== ================== ============ ================= ===========
2014
Annuities........... $    3,829       $      5,431  $    21,246       $        -- $       101
Life................        942              4,124        2,673                10          48
Run-off.............      1,026             15,201       12,665                --          75
Corporate & Other...         63              6,771            1                 5          --
                     ---------- ------------------ ------------ ----------------- -----------
 Total.............. $    5,860       $     31,527  $    36,585       $        15 $       224
                     ========== ================== ============ ================= ===========

---------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                          Policyholder
                                                      Benefits and Claims
                        Premiums and                          and
                       Universal Life        Net      Interest Credited to                   Other
                     and Investment-Type  Investment      Policyholder     Amortization of Operating
Segment              Product Policy Fees  Income (1)    Account Balances    DAC and VOBA   Expenses
-------------------  ------------------- ------------ -------------------- --------------- ----------
2016
Annuities...........      $        2,714 $      1,324     $          2,340    $      (908) $      903
Life................                 546          330                  541             261        242
Run-off.............                 878        1,311                1,901             399        275
Corporate & Other...                 139          146                   87              23        280
                     ------------------- ------------ -------------------- --------------- ----------
 Total..............      $        4,277 $      3,111     $          4,869    $      (225) $    1,700
                     =================== ============ ==================== =============== ==========
2015
Annuities...........      $        3,282 $      1,141     $          2,285    $        432 $      938
Life................                 555          295                  507             150        259
Run-off.............                 793        1,461                1,301              67        285
Corporate & Other...                 300          104                  218              24        241
                     ------------------- ------------ -------------------- --------------- ----------
 Total..............      $        4,930 $      3,001     $          4,311    $        673 $    1,723
                     =================== ============ ==================== =============== ==========
2014
Annuities...........      $        3,511 $      1,056     $          2,641    $        759 $      976
Life................                 545          345                  469             173        282
Run-off.............                 757        1,492                1,251             115        236
Corporate & Other...                 248           91                   82              22        263
                     ------------------- ------------ -------------------- --------------- ----------
 Total..............      $        5,061 $      2,984     $          4,443    $      1,069 $    1,757
                     =================== ============ ==================== =============== ==========

--------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                         % Amount
                                Gross Amount      Ceded       Assumed    Net Amount   Assumed to Net
                                ------------- ------------- ----------- ------------- --------------
2016
Life insurance in-force........  $    610,206  $    450,000  $    7,006  $    167,212            4.2%
                                ============= ============= =========== =============
Insurance premium
Life insurance (1).............  $      1,850  $        909  $       67  $      1,008            6.6%
Accident & health insurance....           376           218          14           172            8.1%
                                ------------- ------------- ----------- -------------
 Total insurance premium.......  $      2,226  $      1,127  $       81  $      1,180            6.9%
                                ============= ============= =========== =============
2015
Life insurance in-force........  $    591,105  $    466,406  $   94,863  $    219,562           43.2%
                                ============= ============= =========== =============
Insurance premium
Life insurance (1).............  $      2,172  $        824  $       84  $      1,432            5.9%
Accident & health insurance....           232           239         212           205          103.4%
                                ------------- ------------- ----------- -------------
 Total insurance premium.......  $      2,404  $      1,063  $      296  $      1,637           18.1%
                                ============= ============= =========== =============
2014
Life insurance in-force........  $    544,635  $    450,615  $   55,381  $    149,401           37.1%
                                ============= ============= =========== =============
Insurance premium
Life insurance (1).............  $      2,064  $        689  $       65  $      1,440            4.5%
Accident & health insurance....           295           314          30            11          272.7%
                                ------------- ------------- ----------- -------------
 Total insurance premium.......  $      2,359  $      1,003  $       95  $      1,451            6.5%
                                ============= ============= =========== =============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $279.7 billion and $52.9 billion, respectively, and life insurance premiums of $652 million and $56 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements


The unaudited interim financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Statements of Assets and Liabilities as of September 30, 2017 (Unaudited).

2. Statements of Operations for the nine months ended September 30, 2017 (Unaudited).

3. Statements of Changes in Net Assets for the nine months ended September 30, 2017 (Unaudited) and year ended December 31, 2016.

4. Notes to the Interim Financial Statements (Unaudited).

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm.

2. Statements of Assets and Liabilities as of December 31, 2016.

3. Statements of Operations for the year ended December 31, 2016.

4. Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015.

5. Notes to the Financial Statements.


The unaudited interim condensed consolidated financial statements of the Company and subsidiaries are included in Part B hereof and include:

1. Interim Condensed Consolidated Balance Sheets as of September 30, 2017 (Unaudited) and December 31, 2016.

2. Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for the three months and nine months ended September 30, 2017 and 2016 (Unaudited).

3. Interim Condensed Consolidated Statements of Equity for the nine months ended September 30, 2017 and 2016 (Unaudited).

4. Interim Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2017 and 2016 (Unaudited).

5. Notes to the Interim Condensed Consolidated Financial Statements
(Unaudited).


The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.

2. Consolidated Balance Sheets as of December 31, 2016 and 2015.

3. Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014.

5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014.

7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits

1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (14)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (14)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (7)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (14)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (16)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (10)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (18)


   (iv) Form of Brighthouse Securities, LLC Sales Agreement (Filed herewith.)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)


   (iii)       Death Benefit Rider - (Annual Step-Up) (1)


   (iv)        Additional Death Benefit Rider - (Earnings Preservation
               Benefit) (1)


   (v) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (vi)        Terminal Illness Rider (1)


   (vii)       Unisex Annuity Rates Rider (1)


   (viii) Endorsement (Name Change - effective March 1, 2001) (MetLife Investors USA Insurance Company, formerly Security First Life Insurance Company) MI - 2023 (2)


   (ix)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (x)         Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (3)


   (xi)        401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)


   (xii)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)


   (xiii)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (xiv)       Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (4)


   (xv)        Form of Three Month Market Entry Rider 8104-1 (05/05) (4)


   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (5)


   (xvii)      Fixed Account Rider 8012 (11/00) (6)


   (xviii)     Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (8)


   (xix)       Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (9)


   (xx)        Form of Guaranteed Withdrawal Benefit Rider MLIU-690-5 (4/13)
               (10)

   (xxi) Form of Guaranteed Withdrawal Benefit Payment Enhancement Rider MLIU-NHR (4/13) (GWB v1) (10)


   (xxii)      Form of Contract Schedule 8028-7 (4/13) (10)


   (xxiii)     Form of Contract Schedule for Guaranteed Withdrawal Benefit
               (GWB) Rider MLIU-GWB (4/13) (GWB v1) (10)


   (xxiv) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (14)


   (xxv)       Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (14)


   (xxvi)      Guaranteed Lifetime Withdrawal Benefit Rider 5-4-GLWB-1 (02/15)
               (15)


   (xxvii) Guaranteed Lifetime Withdrawal Benefit Rider (with Death Benefit) 5-4-GLWDB-1 (02/15) (15)


   (xxviii) Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Level) 5-4-CGLWB-1 (02/15) (15)


   (xxix) Contract Schedule Guaranteed Lifetime Withdrawal Benefit Rider (FlexChoice Expedite) 5-4-CGLWB-1 (02/15) (15)


   (xxx) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-16 (18)



   (xxxi) Form of Guaranteed Lifetime Withdrawal Benefit Rider with Guaranteed Principal Adjustment (ICC17-GLWB-1 (06/17) (Filed herewith.)




   (xxxii) Form of Guaranteed Lifetime Withdrawal Benefit Rider with Death Benefit and Guaranteed Principal Adjustment (ICC17-GLWDB-1 (06/17) (Filed herewith.)




   (xxxiii) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule (FlexChoice Access Level) (ICC17-CGLWB-1 (06/17) (Filed herewith.)




   (xxxiv) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite) (ICC17-CGLWB-1 (06/17) (Filed herewith.)



5. (i) Form of Variable Annuity Application (ICC15-VA-L-APP (11/15) APPVA-ICC (05/16) Fs) (17)



   (ii) Form of Variable Annuity Application ICC17-VA-APP (11/17) VA-ICC-B (02/18) Fs (Filed herewith.)



6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (14)


   (ii)        Copy of the Bylaws of the Company (14)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective December 6, 2016) (18)


   (iv)        Copy of Amended and Restated Bylaws of the Company (18)


7.             Not Applicable.


8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (11)


   (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (12)


   (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (12)


   (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (14)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (13)

   (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (12)


   (iii) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (18)


   (iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (18)


9.             Opinion of Counsel (17)



10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)



11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais. (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.


(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nosd. 333-54464 and 811-03365) filed electronically on September 9, 2005.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(7) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(11) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(12) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(13) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(14) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on November 17, 2014.


(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200231 and 811-03365) filed electronically on November 25, 2014.


(16) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(17) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 19, 2016.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277



Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Peter Carlson                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damian                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kevin Finneran                      Vice President and Illustration Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277



James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




John Lima                Chief Hedging Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960



Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277




Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960



Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647

Frans teGroen                       Vice President and Corporate Illustration Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Robert Allen                        Vice President and Chief Information Security Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jin Chang                           Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of September 30, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc.

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                  a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                  b.   Brighthouse Life Insurance Company of NY (NY)
                                                  c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                  d.   Brighthouse Renewables Holdings, LLC (DE)
                                                  e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                  f.   Brighthouse Assignment Company (CT)
                                                  g.   ML 1065 Hotel, LLC (DE)
                                                  h.   TIC European Real Estate LP, LLC (DE)
                                                  i.   Euro TL Investments LLC (DE)
                                                  j.   Greater Sandhill I, LLC (DE)
                                                  k.   1075 Peachtree, LLC (DE)
                                                  l.   TLA Holdings LLC (DE)
                                                  m.   The Prospect Company (DE)
                                                  n.   Euro T1 Investments LLC (DE)
                                                  o.   TLA Holdings II LLC (DE)
     3. Brighthouse Securities, LLC (DE)
     4. Brighthouse Services, LLC (DE)
     5. Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of October 31, 2017, there were 447,856 owners of qualified contracts and 192,946 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during fiscal year 2016:


                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant

(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647


(g)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 14th day of December, 2017.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on December 14, 2017.


/s/ Eric T. Steigerwalt*   Chairman of the Board, President and Chief Executive Officer and a Director
--------------------------

  Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
--------------------------

  Myles J. Lambert

/s/ Peter M. Carlson*      Director and Vice President
--------------------------

  Peter M. Carlson

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment Officer
--------------------------

  John L. Rosenthal

/s/ Anant Bhalla*          Director, Vice President and Chief Financial Officer
--------------------------

  Anant Bhalla

/s/ Conor E. Murphy*       Director
--------------------------

  Conor E. Murphy

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
--------------------------

  Lynn A Dumais




   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          December 14, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

3(iv)     Form of Brighthouse Securities, LLC Sales Agreement

4(xxxi) Form of Guaranteed Lifetime Withdrawal Benefit Rider with Guaranteed Principal Adjustment

4(xxxii) Form of Guaranteed Lifetime Withdrawal Benefit Rider with Death Benefit and Guaranteed Principal Adjustment

4(xxxiii) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule
          (FlexChoice Access Level)

4(xxxiv) Form of Guaranteed Lifetime Withdrawal Benefit Rider Schedule (FlexChoice Access Expedite)

5(ii)     Form of Variable Annuity Application

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney